As filed with the Securities and Exchange Commission on April 26, 2018

Securities Act File No. 333-05173

Investment Company Act File No. 811-07651

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 89	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 90	☒

(Check appropriate box or boxes)

VOYA VARIABLE PORTFOLIOS, INC.

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code:  (800) 992-0180

Huey P. Falgout, Jr., Esq. Voya Investments, LLC 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Elizabeth J. Reza Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☐ On (date) pursuant to paragraph (a)(1)

☒ On May 1, 2018 pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐                        This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of Capital Stock, par value $0.001 per share.

VOYA VARIABLE PORTFOLIOS, INC.

(the “Registrant”)

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

•                  Cover Sheet

•                  Contents of Registration Statement

•                  Explanatory Note

•                  Registrant’s Adviser Class (“Class ADV”), Class I, Class R6, Class S, Service 2 Class (“Class S2”), and Class T shares’ Prospectus for Voya Global Equity Portfolio, Voya Index Plus LargeCap Portfolio, Voya Index Plus MidCap Portfolio, Voya Index Plus SmallCap Portfolio, and Voya Small Company Portfolio, dated May 1, 2018.

•                  Registrant’s Class ADV, Class I, Class S, and Class S2 shares’ Prospectus for Voya Australia Index Portfolio, Voya Emerging Markets Index Portfolio, Voya Euro STOXX 50® Index Portfolio, Voya FTSE 100 Index® Portfolio, Voya Hang Seng Index Portfolio, Voya International Index Portfolio, Voya Japan TOPIX Index® Portfolio, Voya RussellTM Large Cap Growth Index Portfolio, Voya RussellTM Large Cap Index Portfolio, Voya RussellTM Large Cap Value Index Portfolio, Voya RussellTM Mid Cap Growth Index Portfolio, Voya RussellTM Mid Cap Index Portfolio, Voya RussellTM Small Cap Index Portfolio, and Voya U.S. Bond Index Portfolio, dated May 1, 2018.

•                  Registrant’s Class P2 shares’ Prospectus for Voya Emerging Markets Index Portfolio, Voya International Index Portfolio, Voya RussellTM Mid Cap Index Portfolio, Voya RussellTM Small Cap Index Portfolio, and Voya U.S. Bond Index Portfolio, dated May 1, 2018.

•                  Registrant’s related Statements of Additional Information dated May 1, 2018

•                  Part C

•                  Signature Page

VOYA VARIABLE PORTFOLIOS, INC.

Explanatory Note

This Post-Effective Amendment No. 89 to the Registration Statement (the “Amendment”) on Form N-1A for Voya Variable Portfolios, Inc. (the “Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of finalizing the disclosure in compliance with annual updating requirements to the Registrant’s Adviser Class (“Class ADV”), Class I, Class P2, Class R6, Class S, Service 2 Class (“Class S2”), and Class T shares’ Prospectus and related Statements of Additional Information, each dated May 1, 2018; and for the purpose of adding one new share class, Class ADV, for Voya Index Plus LargeCap Portfolio.

Prospectus
May 1, 2018
•	Voya Balanced Portfolio
Class/Ticker: I/IBPIX; S/IBPSX
•	Voya Global Equity Portfolio
Class/Ticker: ADV/IGHAX; I/IIGZX S/IGHSX; S2/IWTTX;  T/VGVTX
•	Voya Government Money Market Portfolio[1]
Class/Ticker: ADV/VMAXX; I/IVMXX; S/IMSXX; S2/VMTXX
•	Voya Growth and Income Portfolio
Class/Ticker: ADV/IAVGX; I/IIVGX; S/ISVGX; S2/IGISX
•	Voya Index Plus LargeCap Portfolio[2]
Class/Ticker: ADV/VIPAX; I/IPLIX; S/IPLSX; S2/IPLTX
•	Voya Index Plus MidCap Portfolio[2]
Class/Ticker: I/IPMIX; S/IPMSX; S2/AIMTX
•	Voya Index Plus SmallCap Portfolio[2]
Class/Ticker: I/IPSIX; S/IPSSX; S2/IPSTX
•	Voya Intermediate Bond Portfolio
Class/Ticker: ADV/IIBPX; I/IPIIX; S/IPISX; S2/IIBTX
•	Voya Small Company Portfolio
Class/Ticker: ADV/IASCX; I/IVCSX; R6/VSPRX; S/IVPSX
1    Class ADV and Class S2 shares of the Portfolio are not currently offered.
2    Class S2 shares of the Portfolio are not currently offered.
Each Portfolio's shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies, and other permitted investors.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

Voya Balanced Portfolio
Investment Objectives
The Portfolio seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Fees and Expenses of the Portfolio
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and expense example do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class		I	S
Management Fees	%	0.60	0.60
Distribution and/or Shareholder Services (12b-1) Fees	%	None	0.25
Other Expenses	%	0.07	0.07
Acquired Fund Fees and Expenses	%	0.07	0.07
Total Annual Portfolio Operating Expenses[2]	%	0.74	0.99
Waivers and Reimbursements[3]	%	None	None
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.74	0.99
1	Expense information has been restated to reflect current contractual rates.
2	Total Annual Portfolio Operating Expenses shown may be higher than the Portfolio's ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.69% and 0.94% of Class I and Class S shares, respectively, through May 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Portfolio’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$76	237	411	918
S	$101	315	547	1,213
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was 174% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio seeks to achieve its investment objectives by investing in a diversified portfolio of various asset classes and investment strategies managed by the sub-adviser (“Sub-Adviser”). The Portfolio may invest in domestic and international securities, including emerging markets securities, which may be denominated in foreign currencies or in the U.S. dollar. The Portfolio may invest in sovereign debt, which is debt issued or guaranteed by foreign government entities. The Portfolio may also invest in derivative instruments including futures, swaps (including interest rate swaps, total return swaps, and credit default swaps) and options, among others for different purposes, including hedging (to seek to offset risks associated with an investment, currency exposure or market conditions) to seek to enhance returns, to earn income, or as a substitute for a position in an underlying asset.
The Portfolio may also invest in other investment companies, including up to 30% of its net assets in exchange-traded funds to gain exposure to high yield bonds (“junk bonds”), emerging markets debt, and other securities to make tactical asset allocations, minimize risk, and assist in managing cash.
Equity Portion
Equity securities in which the Portfolio may invest include, but are not limited to: common stocks, preferred stocks, securities convertible into common stocks, and depositary receipts. The Portfolio may invest in securities of companies of any market capitalization. The Portfolio may invest in real estate-related securities, including real estate investment trusts, and natural resource/commodity securities. The Portfolio is a core product and may invest in either “growth” securities, “value” securities, or both.
Fixed-Income Portion
The fixed-income securities in which the Portfolio may invest include, but are not limited to, short-, intermediate-, and long-term bonds rated investment-grade; international bonds; and high-yield bonds rated below investment-grade, commonly known as “junk

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bonds;” and money market instruments. The Portfolio may also invest in treasury inflation protected securities, asset-backed securities, commercial and residential mortgage-backed securities, other securitized and structured debt products, and private placements.
While the mix of equity and debt instruments will vary depending on the Sub-Adviser's outlook on the markets, under normal circumstances no more than 75% (and no less than 25%) of the Portfolio's total assets will be invested in equity securities. The Sub-Adviser uses a proprietary asset allocation strategy to determine the percentage of the Portfolio's net assets to invest in each of the strategies (“Target Allocation”). The Target Allocation may be changed by the Sub-Adviser at any time and actual allocations of the Portfolio's assets may deviate from the Target Allocation. The Portfolio may be rebalanced periodically to return to the Target Allocation.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Principal Risks
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those categories. There is a risk that the manager may allocate assets to an asset class that underperforms compared to other asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Portfolio.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Credit Default Swaps: The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Portfolio will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Portfolio to new kinds of costs and risks. In addition, credit default swaps expose the Portfolio to the risk of improper valuation.
Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.
Foreign Investments/Developing and Emerging Markets:
Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than
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Voya Balanced Portfolio

a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
Foreign investment risks may be greater in developing and emerging markets than in developed markets.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Portfolio invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for
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their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Mortgage- and/or Asset-Backed Securities: Defaults on, or low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities may impair the value of these securities and result in losses. There may be limitations on the enforceability of any security interest or collateral granted with respect to those underlying assets and the value of collateral may not satisfy the obligation upon default. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Portfolio to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Portfolio may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Restricted Securities: Securities that are not registered for sale to the public under the Securities Act of 1933, as amended, are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
Sovereign Debt: These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, social changes, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.
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Voya Balanced Portfolio

U.S. Government Securities and Obligations: U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Portfolio holds may not reach their full values. A particular risk of the Portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Portfolio’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class S shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses.
Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Calendar Year Total Returns Class S
(as of December 31 of each year)

Best quarter: 3rd 2009, 12.07% and Worst quarter: 4th 2008, -15.87%
Average Annual Total Returns %
(for the periods ended December 31, 2017)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class I	%	14.73	8.52	5.14	N/A	04/03/89
S&P Target Risk® Growth Index[1]	%	16.22	8.90	5.50	N/A
Bloomberg Barclays U.S. Aggregate Bond Index[1]	%	3.54	2.10	4.01	N/A
MSCI EAFE® Index[2]	%	25.03	7.90	1.94	N/A
Russell 3000® Index[1]	%	21.13	15.58	8.60	N/A
Class S	%	14.37	8.23	4.88	N/A	05/29/03
S&P Target Risk® Growth Index[1]	%	16.22	8.90	5.50	N/A
Bloomberg Barclays U.S. Aggregate Bond Index[1]	%	3.54	2.10	4.01	N/A
MSCI EAFE® Index[2]	%	25.03	7.90	1.94	N/A
Russell 3000® Index[1]	%	21.13	15.58	8.60	N/A
1	The index returns do not reflect deductions for fees, expenses, or taxes.
2	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Christopher F. Corapi Portfolio Manager (since 04/10)	Matthew Toms, CFA Portfolio Manager (since 04/17)
Paul Zemsky, CFA Portfolio Manager (since 04/07)	Barbara Reinhard, CFA Portfolio Manager (since 05/18)
Purchase and Sale of Portfolio Shares
Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.
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Tax Information
Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
Payments to Broker-Dealers and Other Financial Intermediaries
If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary's website for more information.
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Voya Balanced Portfolio

Voya Global Equity Portfolio
Investment Objective
The Portfolio seeks long-term capital growth and current income.
Fees and Expenses of the Portfolio
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and expense example do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class		ADV	I	S	S2	T
Management Fees	%	0.55	0.55	0.55	0.55	0.55
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40	0.75
Other Expenses	%	0.05	0.05	0.05	0.05	0.05
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01	0.01	0.01
Total Annual Portfolio Operating Expenses[2]	%	1.11	0.61	0.86	1.01	1.36
Waivers and Reimbursements[3]	%	None	None	None	None	(0.15)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.11	0.61	0.86	1.01	1.21
1	Expense information has been restated to reflect current contractual rates.
2	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets showing in the Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 1.34%, 0.84%, 1.09%, 1.24%, and 1.44% for Class ADV, Class I, Class S, Class S2, and Class T shares, respectively, through May 1, 2019. This limitation is subject to possible recoupment by the adviser within 36 months of waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.10%, 0.60%, 0.85%, 1.00%, and 1.20% for Class ADV, Class I, Class S, Class S2, and Class T shares, respectively through May 1, 2019. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The distributor is contractually obligated to waive 0.15% of the distribution fee for Class T shares through May 1, 2019. Termination or modification of these obligations requires approval by the Portfolio’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$113	353	612	1,352
I	$62	195	340	762
S	$88	274	477	1,061
S2	$103	322	558	1,236
T	$123	416	730	1,622
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was 60% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities. The Portfolio will provide 60 days’ prior notice of any change in this investment policy. The Portfolio invests primarily in equity securities included in the MSCI World IndexSM (“Index”). The Portfolio invests in securities of issuers in a number of different countries, including the United States.
The sub-adviser (“Sub-Adviser”) seeks to maximize total return to the extent consistent with maintaining lower volatility than the Index. Volatility generally measures how much a fund’s returns have varied over a specified time frame.
The Portfolio may invest in derivative instruments including, but not limited to, index futures. The Portfolio typically uses derivatives as a substitute for purchasing securities included in the Index or for the purpose of maintaining equity market exposure on its cash balance.

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7

The Portfolio may also invest in real estate-related securities, including real estate investment trusts.
The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
The Sub-Adviser uses an internally developed quantitative computer model to create a target universe of global securities with above average dividend yields compared to the Index, which the Sub-Adviser believes exhibit stable and growing dividend yields within each geographic region and industry sector. The model also seeks to exclude from the target universe securities issued by companies that the Sub-Adviser believes exhibit characteristics that indicate they are at risk of reducing or eliminating the dividends paid on their securities. Once the Sub-Adviser creates this target universe, the Sub-Adviser seeks to identify the most attractive securities within various geographic regions and sectors by ranking each security relative to other securities within its region or sector, as applicable, using proprietary fundamental sector-specific models. The Sub-Adviser then uses optimization techniques to seek to achieve the Portfolio’s target dividend yield, manage target beta, determine active weights, and neutralize region and sector exposures in order to create a portfolio that the Sub-Adviser believes will provide the potential for maximum total return consistent with maintaining lower volatility than the Index. Under certain market conditions, the Portfolio will likely earn a lower level of total return than it would in the absence of its strategy of maintaining a relatively low level of volatility.
The Sub-Adviser will rebalance the Portfolio on a quarterly basis in accordance with its target parameters. The rebalancing techniques may result in higher portfolio turnover compared to a “buy and hold” strategy.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Principal Risks
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.
Dividend: Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. As a result, the Portfolio’s ability to execute its investment strategy may be limited.
Foreign Investments: Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Volatility management techniques may not always be successful in reducing volatility, may not protect against market declines, and may limit the the Portfolio’s participation in market gains, negatively impacting performance even during periods when the market is rising. During sudden or significant market rallies, such underperformance may be significant. Moreover, volatility management strategies may increase portfolio transaction costs, which may increase losses or reduce gains. The Portfolio’s volatility may not be lower than that of the Index during all market cycles due to market factors. Portfolios that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes
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Voya Global Equity Portfolio

from the factors’ historical trends. Mistakes in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for the Portfolio.
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class ADV shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses. The Class I shares performance shown for the period prior to their inception date is the performance of Class S shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.
Voya Global Equity Portfolio
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Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
The Portfolio’s performance prior to May 1, 2018 reflects returns achieved pursuant to different principal investment strategies. The Portfolio’s performance prior to July 12, 2013 reflects returns achieved pursuant to a different investment objective and principal investment strategies. If the Portfolio’s current objective and strategies had been in place for the prior periods, the performance information shown would have been different.
Calendar Year Total Returns Class ADV
(as of December 31 of each year)

Best quarter: 2nd 2009, 24.14% and Worst quarter: 4th 2008, -23.77%
Average Annual Total Returns %
(for the periods ended December 31, 2017)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class ADV	%	23.10	8.42	N/A	3.39	01/28/08
MSCI World IndexSM [1,2]	%	22.40	11.64	N/A	6.09
MSCI ACW IndexSM [1,2]	%	23.97	10.80	N/A	5.74
Class I	%	23.73	8.84	N/A	3.74	03/05/15
MSCI World IndexSM [1,2]	%	22.40	11.64	N/A	6.09
MSCI ACW IndexSM [1,2]	%	23.97	10.80	N/A	5.74
Class S	%	23.44	8.69	N/A	3.67	01/28/08
MSCI World IndexSM [1,2]	%	22.40	11.64	N/A	6.09
MSCI ACW IndexSM [1,2]	%	23.97	10.80	N/A	5.74
Class S2%		23.29	N/A	N/A	7.02	03/05/15
MSCI World IndexSM [1,2]	%	22.40	N/A	N/A	8.56
MSCI ACW IndexSM [1,2]	%	23.97	N/A	N/A	8.65
Class T	%	22.95	N/A	N/A	6.83	03/05/15
MSCI World IndexSM [1,2]	%	22.40	N/A	N/A	8.56
MSCI ACW IndexSM [1,2]	%	23.97	N/A	N/A	8.65
1	Effective May 1, 2018 the Portfolio changed its benchmark from the MSCI ACW IndexSM to the MSCI World IndexSM because the MSCI World IndexSM is considered by the Sub-Adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
2	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Vincent Costa, CFA Portfolio Manager (since 04/12)	Steve Wetter Portfolio Manager (since 05/18)
Kai Yee Wong Portfolio Manager (since 05/18)	James Ying, CFA Portfolio Manager (since 07/13)
Purchase and Sale of Portfolio Shares
Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.
Tax Information
Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
Payments to Broker-Dealers and Other Financial Intermediaries
If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary's website for more information.
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Voya Global Equity Portfolio

Voya Government Money Market Portfolio
Investment Objective
The Portfolio seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.
Fees and Expenses of the Portfolio
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and expense example do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class		ADV[1]	I	S	S2[1]
Management Fees	%	0.35	0.35	0.35	0.35
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40
Other Expenses	%	0.04	0.04	0.04	0.04
Total Annual Portfolio Operating Expenses	%	0.89	0.39	0.64	0.79
Waivers and Reimbursements[2]	%	(0.05)	(0.05)	(0.15)	(0.05)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.84	0.34	0.49	0.74
1	Based on Class I shares’ expenses adjusted for contractual differences in fees paid by the applicable share classes.
2	The adviser and distributor are contractually obligated to waive a portion of their advisory fees and distribution and/or shareholder servicing fees, as applicable, and to reimburse certain expenses of the Portfolio to the extent necessary to assist the Portfolio in maintaining a net yield of not less than zero through May 1, 2019. There is no guarantee that the Portfolio will maintain such a yield. Any advisory fees waived or expenses reimbursed may be subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Portfolio on that day. The distributor is contractually obligated to waive 0.10% of the distribution fee for Class S shares through May 1, 2019. The adviser is contractually obligated to waive 0.045% of the management fee through May 1, 2019. Termination or modification of these obligations requires approval by the Portfolio’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$86	279	488	1,091
I	$35	120	214	488
S	$50	190	342	784
S2	$76	247	434	973
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Principal Investment Strategies
The Portfolio invests at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by government securities or cash. For purposes of this policy, “government securities” mean any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an agency or instrumentality of the government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing.
In addition, under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in government securities and repurchase agreements that are collateralized by government securities. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.
The Portfolio invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Portfolio may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The securities purchased by the Portfolio are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules adopted by the Securities and Exchange Commission (the “SEC”). Portfolio investments of the Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the 1940 Act.
The Portfolio may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the Portfolio will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the sub-adviser (“Sub-Adviser”) may manage the Portfolio more conservatively than if it was not rated.

Voya Government Money Market Portfolio
11

The Portfolio may invest in other investment companies that are money market funds to the extent permitted under the 1940 Act.
In choosing investments for the Portfolio, the Sub-Adviser employs a disciplined, four-step investment process designed to ensure preservation of capital and liquidity, as well as adherence to regulatory requirements. The four steps are: first, a formal list of approved issuers is actively maintained; second, securities of issuers on the approved list that meet maturity guidelines are selected for investment; third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market, and expectations of future interest rates.
Principal Risks
Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.
Cash/Cash Equivalents: Investments in cash or cash equivalents may lower returns and result in potential lost opportunities to participate in market appreciation which could negatively impact the Portfolio’s performance and ability to achieve its investment objective.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Portfolio invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.
Money Market Regulatory: Changes in government regulations may adversely affect the value of a security held by the Portfolio. In addition, the SEC has adopted amendments to money market fund regulation, which permit the Portfolio to impose discretionary or default liquidity fees or temporary suspensions of redemption due to declines in the Portfolio’s weekly liquid assets. As of the date of this Prospectus, the Board has elected not to subject the Portfolio to such liquidity fees or temporary suspensions of redemptions. These changes may result in reduced yields for money market funds, including the Portfolio, which may invest in other money market funds. The SEC or other regulators may adopt additional money market fund reforms, which may impact the structure and operation or performance of the Portfolio.
Other Investment Companies – Money Market Funds: A money market fund may only invest in other investment companies that qualify as money market funds under Rule 2a-7 of the 1940 Act. The risk of investing in such money market funds is that such money market funds may not comply with Rule 2a-7. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back
12
Voya Government Money Market Portfolio

the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Portfolio to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Portfolio may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Repurchase Agreements: In the event that the other party to a repurchase agreement defaults on its obligations, the Portfolio would generally seek to sell the underlying security serving as collateral for the repurchase agreement. However, the value of collateral may be insufficient to satisfy the counterparty's obligation and/or the Portfolio may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security, which could result in a loss. In addition, if the Portfolio is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.
U.S. Government Securities and Obligations: U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.
When Issued and Delayed Delivery Securities and Forward Commitments: When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. These investments may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table provides additional performance information. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class I shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses.
Because Class ADV and Class S2 shares of the Portfolio had not commenced operations as of the calendar year ended December 31, 2017, no performance information for Class ADV and Class S2 shares is provided below.
Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Prior to May 1, 2016, the Portfolio operated as a prime money market fund and invested in certain types of securities that the Portfolio is no longer permitted to hold. Consequently, the performance information below may have been different if the current investment limitations had been in effect during the period prior to the Portfolio’s conversion to a government money market fund.
Calendar Year Total Returns Class I
(as of December 31 of each year)

Best quarter: 1st 2008, 0.96% and Worst quarter: 4th 2015, 0.00%
Average Annual Total Returns %
(for the periods ended December 31, 2017)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class I	%	0.61	0.17	0.41	N/A	01/01/80
Class S	%	0.46	0.12	N/A	0.08	03/15/10
For the Portfolio's current 7 day yield and current 7 day effective yield, when available, please call the Portfolio at 1-800-992-0180.
Voya Government Money Market Portfolio
13

Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Manager
David S. Yealy Portfolio Manager (since 11/04)
Purchase and Sale of Portfolio Shares
Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.
Class ADV and Class S2 shares of the Portfolio are not currently offered.
Tax Information
Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
Payments to Broker-Dealers and Other Financial Intermediaries
If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary's website for more information.
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Voya Government Money Market Portfolio

Voya Growth and Income Portfolio
Investment Objective
The Portfolio seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Fees and Expenses of the Portfolio
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and expense example do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class		ADV	I	S	S2
Management Fees	%	0.60	0.60	0.60	0.60
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40
Other Expenses	%	0.03	0.03	0.03	0.03
Total Annual Portfolio Operating Expenses	%	1.13	0.63	0.88	1.03
Waivers and Reimbursements[1]	%	(0.10)	(0.05)	(0.05)	(0.05)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.03	0.58	0.83	0.98
1	The adviser is contractually obligated to limit expenses to 1.30%, 0.70%, 0.95%, and 1.10% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The distributor is contractually obligated to waive 0.05% of the distribution fee for Class ADV shares through May 1, 2019. The adviser is contractually obligated to waive 0.045% of the management fee through May 1, 2019. Termination or modification of these obligations requires approval by the Portfolio’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$105	349	613	1,366
I	$59	197	346	782
S	$85	276	483	1,080
S2	$100	323	564	1,255
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was 80% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks that the sub-adviser (“Sub-Adviser”) believes have significant potential for capital appreciation, income growth, or both.
The Sub-Adviser may invest principally in common stock and securities convertible into common stock having significant potential for capital appreciation, may purchase common stock principally for their income potential through dividends, or may acquire securities having a mix of these characteristics.
The Portfolio may invest in certain higher risk investments such as derivative instruments including, but not limited to, put and call options. The Portfolio may also engage in option writing. The Portfolio typically uses derivatives to seek to reduce exposure to volatility and to substitute for taking a position in the underlying asset.
The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
The Portfolio may also invest in real estate-related securities, including real estate investment trusts.
In managing the Portfolio, the Sub-Adviser emphasizes stocks of larger companies; looks to strategically invest the Portfolio's assets in stocks of mid-sized companies and up to 25% of its total assets in stocks of foreign issuers, depending upon market conditions; and utilizes an intensive, fundamentally driven research process to evaluate company financial characteristics (e.g., price-to-earnings ratios, growth rates, and earnings estimates) to select securities within each class. In

Voya Growth and Income Portfolio
15

analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Principal Risks
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.
Dividend: Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. As a result, the Portfolio’s ability to execute its investment strategy may be limited.
Foreign Investments: Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Portfolio invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio
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Voya Growth and Income Portfolio

to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Option Writing: When the Portfolio writes a covered call option, it assumes the risk that it must sell the underlying security at an exercise price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price. In addition, the Portfolio continues to bear the risk of a decline in the value of the underlying securities.
When the Portfolio writes an index call option, it assumes the risk that it must pay the purchaser of the option a cash payment equal to any appreciation in the value of the index over the strike price of the call option during the option’s life. While the amount of the Portfolio’s potential loss is offset by the premium received when the option was written, the amount of the loss is theoretically unlimited. When the Portfolio purchases a call or put option and that option expires unexercised, the Portfolio will experience a loss in the amount of the premium it paid.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, environmental problems, overbuilding, high foreclosure rates and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that the Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, market interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk
Voya Growth and Income Portfolio
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that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Portfolio holds may not reach their full values. A particular risk of the Portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Portfolio’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class ADV shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses.
Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV1
(as of December 31 of each year)

Best quarter: 2nd 2009, 17.14% and Worst quarter: 4th 2008, -21.76%
Average Annual Total Returns %
(for the periods ended December 31, 2017)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class ADV	%	19.79	12.99	6.77	N/A	12/20/06
S&P 500® Index[2]	%	21.83	15.79	8.50	N/A
Class I	%	20.34	13.50	7.27	N/A	12/31/79
S&P 500® Index[2]	%	21.83	15.79	8.50	N/A
Class S	%	20.06	13.22	7.00	N/A	06/11/03
S&P 500® Index[2]	%	21.83	15.79	8.50	N/A
Class S2%		19.89	13.05	N/A	15.72	02/27/09
S&P 500® Index[2]	%	21.83	15.79	N/A	18.22
1	The Portfolio has selected a new class for the Calendar Year Total Returns bar chart to display the class with the highest Total Annual Portfolio Operating Expenses after Waivers and Reimbursements and with 10 years or more of calendar year total returns.
2	The index returns do not reflect deductions for fees, expenses, or taxes.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Christopher F. Corapi Portfolio Manager (since 02/04)	Vincent Costa, CFA Portfolio Manager (since 06/13)
James Dorment, CFA Portfolio Manager (since 12/15)	Kristy Finnegan, CFA Portfolio Manager (since 05/15)
Purchase and Sale of Portfolio Shares
Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.
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Voya Growth and Income Portfolio

Tax Information
Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
Payments to Broker-Dealers and Other Financial Intermediaries
If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary's website for more information.
Voya Growth and Income Portfolio
19

Voya Index Plus LargeCap Portfolio
Investment Objective
The Portfolio seeks to outperform the total return performance of the S&P 500® Index (“Index”) while maintaining a market level of risk.
Fees and Expenses of the Portfolio
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and expense example do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class		ADV[2]	I	S	S2[2]
Management Fees	%	0.45	0.45	0.45	0.45
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40
Other Expenses	%	0.03	0.03	0.03	0.03
Total Annual Portfolio Operating Expenses	%	0.98	0.48	0.73	0.88
Waivers and Reimbursements[3]	%	None	None	None	None
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.98	0.48	0.73	0.88
1	Expense information has been restated to reflect current contractual rates.
2	Based on Class I shares’ expenses adjusted for contractual differences in fees paid by the applicable share classes.
3	The adviser is contractually obligated to limit expenses to 1.05%, 0.55%, 0.80%, and 0.95% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2020. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Portfolio’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$100	312	542	1,201
I	$49	154	269	604
S	$75	233	406	906
S2	$90	281	488	1,084
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first two years of the three-, five-, and ten-year periods.
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was 56% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large-capitalization companies included in the Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.
The Index is a stock market index comprised of common stocks of 500 of the largest companies traded in the United States and selected by S&P Global Ratings. For this Portfolio, the sub-adviser (“Sub-Adviser”) defines large-capitalization companies as companies that are included in the Index at the time of purchase and that have a market capitalization of at least $3 billion. The market capitalization of companies within the Index will change with market conditions. The market capitalization of companies in the Index as of December 31, 2017 ranged from $3.4 billion to $860.9 billion.
The Portfolio may invest in derivative instruments including, but not limited to, index futures. The Portfolio typically uses derivatives as a substitute for purchasing securities included in the Index or for the purpose of maintaining equity market exposure on its cash balance.
The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
The Portfolio may also invest in real estate-related securities, including real estate investment trusts.
In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks that the Sub-Adviser believes will outperform the Index, and

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Voya Index Plus LargeCap Portfolio

underweighting (or avoiding altogether) those stocks in the Index that the Sub-Adviser believes will underperform the Index. In determining stock weightings, the Sub-Adviser uses both internally developed quantitative computer models and fundamental stock research to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all the stocks in the Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the Index in both rising and falling markets as the Portfolio is designed to have risk characteristics (e.g., beta, size, volatility) that approximate those of the Index.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Principal Risks
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.
Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Portfolios that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Mistakes in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for the Portfolio.
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies
Voya Index Plus LargeCap Portfolio
21

(including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, environmental problems, overbuilding, high foreclosure rates and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that the Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, market interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class S shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses.
Because Class ADV and Class S2 shares of the Portfolio had not commenced operations as of the calendar year ended December 31, 2017, no performance information for Class ADV and Class S2 shares is provided below.
Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Calendar Year Total Returns Class S
(as of December 31 of each year)

Best quarter: 2nd 2009, 15.32% and Worst quarter: 4th 2008, -20.71%
Average Annual Total Returns %
(for the periods ended December 31, 2017)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class I	%	24.64	15.97	7.78	N/A	09/16/96
S&P 500® Index[1]	%	21.83	15.79	8.50	N/A
Class S	%	24.30	15.69	7.51	N/A	07/16/01
S&P 500® Index[1]	%	21.83	15.79	8.50	N/A
1	The index returns do not reflect deductions for fees, expenses, or taxes.
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Voya Index Plus LargeCap Portfolio

Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Vincent Costa, CFA Portfolio Manager (since 05/06)	Steve Wetter Portfolio Manager (since 09/13)
James Ying, CFA Portfolio Manager (since 05/16)
Purchase and Sale of Portfolio Shares
Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.
Class ADV and Class S2 shares of the Portfolio are not currently offered.
Tax Information
Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
Payments to Broker-Dealers and Other Financial Intermediaries
If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary's website for more information.
Voya Index Plus LargeCap Portfolio
23

Voya Index Plus MidCap Portfolio
Investment Objective
The Portfolio seeks to outperform the total return performance of the S&P MidCap 400® Index (“Index”) while maintaining a market level of risk.
Fees and Expenses of the Portfolio
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and expense example do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class		I	S	S2[2]
Management Fees	%	0.50	0.50	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	None	0.25	0.40
Other Expenses	%	0.03	0.03	0.03
Total Annual Portfolio Operating Expenses	%	0.53	0.78	0.93
Waivers and Reimbursements[3]	%	None	None	None
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.53	0.78	0.93
1	Expense information has been restated to reflect current contractual rates.
2	Based on Class I shares’ expenses adjusted for contractual differences in fees paid by the applicable share classes.
3	The adviser is contractually obligated to limit expenses to 0.60%, 0.85%, and 1.00% for Class I, Class S, and Class S2 shares, respectively, through May 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Portfolio’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$54	170	296	665
S	$80	249	433	966
S2	$95	296	515	1,143
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was 75% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of mid-capitalization companies included in the Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.
The Index is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the United States and selected by S&P Global Ratings. For this Portfolio, the sub-adviser (“Sub-Adviser”) defines mid-capitalization companies as companies that are included in the Index at the time of purchase. The market capitalization range of companies within the Index will change with market conditions. The market capitalization of companies in the Index as of December 31, 2017 ranged from $946.0 million to $13.1 billion.
The Portfolio may invest in derivative instruments including, but not limited to, index futures. The Portfolio typically uses derivatives as a substitute for purchasing securities included in the Index or for the purpose of maintaining equity market exposure on its cash balance.
The Portfolio may also invest in real estate-related securities, including real estate investment trusts (“REITS”).
The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks that the Sub-Adviser believes will outperform the Index, and underweighting (or avoiding altogether) those stocks in the Index that the Sub-Adviser believes will underperform the Index.

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Voya Index Plus MidCap Portfolio

In determining stock weightings, the Sub-Adviser uses both internally developed quantitative computer models and fundamental stock research to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the Index in both rising and falling markets as the Portfolio is designed to have risk characteristics (e.g., beta, size, volatility) which approximate those of the Index.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Principal Risks
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.
Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Portfolios that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Mistakes in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for the Portfolio.
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
Mid-Capitalization Company: Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, smaller size, limited markets and financial resources, narrow product lines, less management depth, and more reliance on key personnel. Consequently, the securities of mid-capitalization companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.
Voya Index Plus MidCap Portfolio
25

Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class S shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses.
Because Class S2 shares of the Portfolio had not commenced operations as of the calendar year ended December 31, 2017, no performance information for Class S2 shares is provided below.
Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Calendar Year Total Returns Class S
(as of December 31 of each year)

Best quarter: 3rd 2009, 19.11% and Worst quarter: 4th 2008, -24.87%
Average Annual Total Returns %
(for the periods ended December 31, 2017)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class I	%	13.58	14.21	8.53	N/A	12/16/97
S&P MidCap 400® Index[1]	%	16.24	15.01	9.97	N/A
Class S	%	13.29	13.91	8.25	N/A	07/16/01
S&P MidCap 400® Index[1]	%	16.24	15.01	9.97	N/A
1	The index returns do not reflect deductions for fees, expenses, or taxes.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Vincent Costa, CFA Portfolio Manager (since 05/06)	Steve Wetter Portfolio Manager (since 09/13)
Kai Yee Wong Portfolio Manager (since 05/16)
Purchase and Sale of Portfolio Shares
Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.
Class S2 shares of the Portfolio are not currently offered.
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Voya Index Plus MidCap Portfolio

Tax Information
Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
Payments to Broker-Dealers and Other Financial Intermediaries
If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary's website for more information.
Voya Index Plus MidCap Portfolio
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Voya Index Plus SmallCap Portfolio
Investment Objective
The Portfolio seeks to outperform the total return performance of the S&P SmallCap 600® Index (“Index”) while maintaining a market level of risk.
Fees and Expenses of the Portfolio
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and expense example do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class		I	S	S2[2]
Management Fees	%	0.50	0.50	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	None	0.25	0.40
Other Expenses	%	0.04	0.04	0.04
Total Annual Portfolio Operating Expenses	%	0.54	0.79	0.94
Waivers and Reimbursements[3]	%	None	None	None
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.54	0.79	0.94
1	Expense information has been restated to reflect current contractual rates.
2	Based on Class I shares’ expenses adjusted for contractual differences in fees paid by the applicable share classes.
3	The adviser is contractually obligated to limit expenses to 0.60%, 0.85%, and 1.00% for Class I, Class S, and Class S2 shares, respectively, through May 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Portfolio’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$55	173	302	677
S	$81	252	439	978
S2	$96	300	520	1,155
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was 65% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-capitalization companies included in the Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.
The Index is a stock market index comprised of common stocks of 600 small-capitalization companies traded in the United States and selected by S&P Global Ratings. For this Portfolio, the sub-adviser (“Sub-Adviser”) defines small-capitalization companies as companies that are included in the Index at the time of purchase. The market capitalization of companies within the Index will change with market conditions. The market capitalization of companies in the Index as of December 31, 2017 ranged from $95.5 million to $9.4 billion.
The Portfolio may invest in derivative instruments including, but not limited to, index futures. The Portfolio typically uses derivatives as a substitute for purchasing securities included in the Index or for the purpose of maintaining equity market exposure on its cash balance.
The Portfolio may also invest in real estate-related securities including real estate investment trusts (“REITS”).
The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks that the Sub-Adviser believes will outperform the Index, and underweighting (or avoiding altogether) those stocks in the Index that the Sub-Adviser believes will underperform the Index.

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Voya Index Plus SmallCap Portfolio

In determining stock weightings, the Sub-Adviser uses both internally developed quantitative computer models and fundamental stock research to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the Index in both rising and falling markets as the Portfolio is designed to have risk characteristics (e.g., beta, size, volatility) which approximate those of the Index.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Principal Risks
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.
Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Portfolios that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Mistakes in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for the Portfolio.
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT.
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29

The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
Small-Capitalization Company: Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, small size, limited markets and financial resources, narrow product lines, less management depth and more reliance on key personnel. The securities of smaller companies are subject to liquidity risk as they are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class S shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses.
Because Class S2 shares of the Portfolio had not commenced operations as of the calendar year ended December 31, 2017, no performance information for Class S2 shares is provided below.
Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Calendar Year Total Returns Class S
(as of December 31 of each year)

Best quarter: 2nd 2009, 19.86% and Worst quarter: 4th 2008, -25.48%
Average Annual Total Returns %
(for the periods ended December 31, 2017)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class I	%	9.91	15.30	8.76	N/A	12/19/97
S&P SmallCap 600® Index[1]	%	13.23	15.99	10.43	N/A
Class S	%	9.60	15.01	8.50	N/A	07/16/01
S&P SmallCap 600® Index[1]	%	13.23	15.99	10.43	N/A
1	The index returns do not reflect deductions for fees, expenses, or taxes.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Vincent Costa, CFA Portfolio Manager (since 05/06)	Steve Wetter Portfolio Manager (since 09/13)
Kai Yee Wong Portfolio Manager (since 05/16)
Purchase and Sale of Portfolio Shares
Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.
Class S2 shares of the Portfolio are not currently offered.
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Voya Index Plus SmallCap Portfolio

Tax Information
Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
Payments to Broker-Dealers and Other Financial Intermediaries
If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary's website for more information.
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31

Voya Intermediate Bond Portfolio
Investment Objective
The Portfolio seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Fees and Expenses of the Portfolio
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and expense example do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class		ADV	I	S	S2
Management Fees	%	0.50	0.50	0.50	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40
Other Expenses	%	0.03	0.03	0.03	0.03
Acquired Fund Fees and Expenses	%	0.02	0.02	0.02	0.02
Total Annual Portfolio Operating Expenses[2]	%	1.05	0.55	0.80	0.95
Waivers and Reimbursements[3]	%	None	None	None	None
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.05	0.55	0.80	0.95
1	Expense information has been restated to reflect current contractual rates.
2	Total Annual Portfolio Operating Expenses shown may be higher than the Portfolio's ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 1.03%, 0.53%, 0.78%, and 0.93% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Portfolio’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$107	334	579	1,283
I	$56	176	307	689
S	$82	255	444	990
S2	$97	303	525	1,166
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was 300% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of bonds, including but not limited to corporate, government and mortgage bonds, which, at the time of purchase, are rated investment-grade (e.g., rated at least BBB- by S&P Global Ratings or Baa3 by Moody's Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization (“NRSRO”), or are of comparable quality if unrated. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.
Although the Portfolio may invest a portion of its assets in high-yield (high risk) debt instruments rated below investment grade (commonly referred to as “junk bonds”), the Portfolio will seek to maintain a minimum weighted average portfolio quality rating of at least investment-grade. Generally, the sub-adviser (“Sub-Adviser”) maintains a dollar-weighted average duration between three and ten years. Duration is the most commonly used measure of risk in debt instruments as it incorporates multiple features of the debt instruments (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a debt security to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the debt instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest-rate risk or reward for the debt instrument prices. For example, the price of a bond with an

32
Voya Intermediate Bond Portfolio

average duration of five years would be expected to fall approximately 5% if interest rates rose by 1%. Conversely, the price of a bond with an average duration of five years would be expected to rise approximately 5% if interest rates drop by 1%.
The Portfolio may also invest in: preferred stocks; high quality money market instruments; municipal bonds; debt instruments of foreign issuers (including those located in emerging market countries); securities denominated in foreign currencies; foreign currencies; mortgage-backed and asset-backed securities; bank loans and floating rate secured loans (“Senior Loans”); and derivatives including futures, options, and swaps (including credit default swaps, interest rate swaps and total return swaps) involving securities, securities indices and interest rates, which may be denominated in the U.S. dollar or foreign currencies. The Portfolio typically uses derivatives to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying asset, and/or to enhance returns in the Portfolio.
The Portfolio may seek to obtain exposure to the securities in which it invests by entering into a series of purchase and sale contracts or through other investment techniques such as buy backs and dollar rolls.
The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
The Sub-Adviser believes that relationships between the drivers of debt instrument returns change over time and that recognizing this is key to managing debt instrument assets. Therefore, the Sub-Adviser employs a dynamic investment process that seeks to balance top-down macro economic considerations and fundamental bottom-up analysis during the steps of its investment process - sector allocation, security selection, duration and yield curve management. This includes leveraging proprietary qualitative analysis along with quantitative tools throughout the portfolio construction process.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Principal Risks
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Portfolio.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Credit Default Swaps: The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Portfolio will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Portfolio to new kinds of costs and risks. In addition, credit default swaps expose the Portfolio to the risk of improper valuation.
Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency,
Voya Intermediate Bond Portfolio
33

security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Portfolio will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Portfolio through another financial institution, or the Portfolio relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Portfolio may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect the Portfolio’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets:
Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
Foreign investment risks may be greater in developing and emerging markets than in developed markets.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Interest in Loans: The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Portfolio invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Portfolios that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Mistakes in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for the Portfolio.
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established
34
Voya Intermediate Bond Portfolio

secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Mortgage- and/or Asset-Backed Securities: Defaults on, or low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities may impair the value of these securities and result in losses. There may be limitations on the enforceability of any security interest or collateral granted with respect to those underlying assets and the value of collateral may not satisfy the obligation upon default. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments.
Municipal Obligations: The municipal securities market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Among other risks, investments in municipal securities are subject to the risk that the issuer may delay payment, restructure its debt, or refuse to pay interest or repay principal on its debt.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Portfolio to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Portfolio may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
U.S. Government Securities and Obligations: U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Voya Intermediate Bond Portfolio
35

Performance Information
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class ADV shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses.
Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV1
(as of December 31 of each year)

Best quarter: 3rd 2009, 7.05% and Worst quarter: 3rd 2008, -4.55%
Average Annual Total Returns %
(for the periods ended December 31, 2017)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class ADV	%	4.53	2.77	3.92	N/A	12/20/06
Bloomberg Barclays U.S. Aggregate Bond Index[2]	%	3.54	2.10	4.01	N/A
Class I	%	5.04	3.27	4.49	N/A	05/23/73
Bloomberg Barclays U.S. Aggregate Bond Index[2]	%	3.54	2.10	4.01	N/A
Class S	%	4.79	3.03	4.23	N/A	05/03/02
Bloomberg Barclays U.S. Aggregate Bond Index[2]	%	3.54	2.10	4.01	N/A
Class S2%		4.63	2.87	N/A	6.07	02/27/09
Bloomberg Barclays U.S. Aggregate Bond Index[2]	%	3.54	2.10	N/A	4.09
1	The Portfolio has selected a new class for the Calendar Year Total Returns bar chart to display the class with the highest Total Annual Portfolio Operating Expenses after Waivers and Reimbursements and with 10 years or more of calendar year total returns.
2	The index returns do not reflect deductions for fees, expenses, or taxes.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
David Goodson Portfolio Manager (since 04/17)	Randall Parrish, CFA Portfolio Manager (since 04/17)
Matthew Toms, CFA Portfolio Manager (since 08/10)
Purchase and Sale of Portfolio Shares
Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.
36
Voya Intermediate Bond Portfolio

Tax Information
Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
Payments to Broker-Dealers and Other Financial Intermediaries
If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary's website for more information.
Voya Intermediate Bond Portfolio
37

Voya Small Company Portfolio
Investment Objective
The Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.
Fees and Expenses of the Portfolio
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and expense example do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class		ADV	I	R6	S
Management Fees	%	0.85	0.85	0.85	0.85
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	None	0.25
Other Expenses	%	0.03	0.03	0.03	0.03
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01	0.01
Total Annual Portfolio Operating Expenses[2]	%	1.39	0.89	0.89	1.14
Waivers and Reimbursements[3]	%	None	None	None	None
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.39	0.89	0.89	1.14
1	Expense information has been restated to reflect current contractual rates.
2	Total Annual Portfolio Operating Expenses shown may be higher than the Portfolio's ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 1.43%, 0.93%, 0.93%, and 1.18%, for Class ADV, Class I, Class R6 and Class S shares, respectively, through May 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Portfolio’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$142	440	761	1,669
I	$91	284	493	1,096
R6	$91	284	493	1,096
S	$116	362	628	1,386
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was 74% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.
For this Portfolio, the sub-adviser (“Sub-Adviser”) defines small-capitalization companies as companies that are included in the S&P SmallCap 600® Index or the Russell 2000® Index at the time of purchase, or if not included in either index, have market capitalizations that fall within the range of the market capitalizations of companies included in the S&P SmallCap 600® Index or the Russell 2000® Index. The market capitalization of companies within the S&P SmallCap 600® Index and the Russell 2000® Index will change with market conditions. The market capitalization of companies in the S&P SmallCap 600® Index as of December 31, 2017 ranged from $95.5 million to $9.4 billion. The market capitalization of companies in the Russell 2000® Index as of December 31, 2017 ranged from $22.7 million to $9.4 billion.
The Portfolio may also invest in real estate-related securities including, real estate investment trusts (“REITS”).
The Portfolio may invest in derivative instruments including, but not limited to, put and call options. The Portfolio typically uses derivative instruments to seek to reduce exposure to other risks such as currency risk, to substitute for taking a position in the underlying asset, and/or to seek to enhance returns in the Portfolio. The Portfolio may also invest, to a limited extent, in foreign stocks.

38
Voya Small Company Portfolio

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
In managing the Portfolio, the Sub-Adviser invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value. The Sub-Adviser uses internally developed quantitative computer models to evaluate financial and fundamental characteristics (e.g., changes in earnings, return on equity, and price to equity multiples) of over 2,000 companies. The Sub-Adviser analyzes these characteristics in an attempt to identify companies whose perceived value is not reflected in the stock price; considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth, and the quality of its management.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Principal Risks
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.
Foreign Investments: Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Portfolios that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Mistakes in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for the Portfolio.
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.
Voya Small Company Portfolio
39

Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
Small-Capitalization Company: Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, small size, limited markets and financial resources, narrow product lines, less management depth and more reliance on key personnel. The securities of smaller companies are subject to liquidity risk as they are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Portfolio holds may not reach their full values. A particular risk of the Portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Portfolio’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class S shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.
Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
40
Voya Small Company Portfolio

Calendar Year Total Returns Class S
(as of December 31 of each year)

Best quarter: 2nd 2009, 19.40% and Worst quarter: 4th 2008, -23.68%
Average Annual Total Returns %
(for the periods ended December 31, 2017)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class ADV	%	10.69	14.48	N/A	15.06	12/16/08
Russell 2000® Index[1]	%	14.65	14.12	N/A	15.24
Class I	%	11.29	15.07	9.44	N/A	12/27/96
Russell 2000® Index[1]	%	14.65	14.12	8.71	N/A
Class R6%		11.23	15.07	9.44	N/A	11/24/15
Russell 2000® Index[1]	%	14.65	14.12	8.71	N/A
Class S	%	11.00	14.77	9.16	N/A	11/01/01
Russell 2000® Index[1]	%	14.65	14.12	8.71	N/A
1	The index returns do not reflect deductions for fees, expenses, or taxes.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Joseph Basset, CFA Portfolio Manager (since 05/06)	James Hasso Portfolio Manager (since 04/12)
Purchase and Sale of Portfolio Shares
Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.
Tax Information
Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
Payments to Broker-Dealers and Other Financial Intermediaries
If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary's website for more information.
Voya Small Company Portfolio
41

KEY PORTFOLIO INFORMATION

This Prospectus contains information about each Portfolio and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.
Each Portfolio's Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works, and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from each Portfolio.
Neither this Prospectus, nor the related SAI, nor other communications to shareholders, such as proxy statements, is intended, or should be read, to be or give rise to an agreement or contract between Voya Balanced Portfolio, Inc.; Voya Intermediate Bond Portfolio; Voya Government Money Market Portfolio; Voya Variable Funds; Voya Variable Portfolios, Inc., the Directors/Trustees, or each Portfolio and any investor, or to give rise to any rights to any shareholder or other person other than any rights under federal or state law.
Other Voya mutual funds may also be offered to the public that have similar names, investment objectives, and principal investment strategies as those of a Portfolio. You should be aware that each Portfolio is likely to differ from these other Voya mutual funds in size and cash flow pattern. Accordingly, the performance of each Portfolio can be expected to vary from those of other Voya mutual funds.
Other mutual funds and/or funds-of-funds may invest in a Portfolio. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder or under the terms of an exemptive order granted by the SEC.
All the Portfolios (except Voya Balanced Portfolio, Voya Government Money Market Portfolio, Voya Growth and Income Portfolio, and Voya Intermediate Bond Portfolio) are a series of Voya Variable Portfolios, Inc. and Voya Balanced Portfolio is a series of Voya Balanced Portfolio, Inc., each a Maryland corporation (each a “Company”). Voya Government Money Market Portfolio is a series of Voya Government Money Market Portfolio; Voya Growth and Income Portfolio is a series of Voya Variable Funds; and Voya Intermediate Bond Portfolio is a series of Voya Intermediate Bond Portfolio, each a Massachusetts business trust (each a “Trust”). Each Portfolio is managed by Voya Investments, LLC (“Voya Investments” or “Adviser”).
Portfolio shares may be classified into different classes of shares. The classes of shares of a Portfolio would be identical except for different expenses, certain related rights, and certain shareholder services. All share classes of a Portfolio have a common investment objective and investment portfolio.
Fundamental Investment Policies
Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Boards of Directors and Boards of Trustees (“Board”) and/or the Adviser may change any other policies and investment strategies.
Non-Fundamental Investment Policies
Certain Portfolios have adopted non-fundamental investment policies to invest the Portfolio's assets in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.
Portfolio Diversification
Each Portfolio is diversified, as such term is defined in the Investment Company Act of 1940 as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”). A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or other investment companies). A non-diversified fund is not limited by the 1940 Act in the percentage of its assets that it may invest in the obligations of a single issuer.
Investor Diversification
Although each Portfolio is designed to serve as a component of a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate a Portfolio in the context of your personal financial situation, investment objectives, and other investments.
42

KEY PORTFOLIO INFORMATION (continued)

Temporary Defensive Strategies
When the Adviser or sub-adviser anticipates unusual market, economic, political, or other conditions, a Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, a Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.
Percentage and Rating Limitations
The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.
Investment Not Guaranteed
Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.
Shareholder Reports
Each Portfolio's fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.
43

MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About the Investment Objective
Each Portfolio's investment objective is non-fundamental and may be changed by a vote of the Portfolio's Board, without shareholder approval. A Portfolio will provide 60 days' prior written notice of any change in a non-fundamental investment objective. There is no guarantee a Portfolio will achieve its investment objective.
Additional Information About Principal Investment Strategies
For a complete description of each Portfolio's principal investment strategies, please see the Portfolio's summary prospectus or the summary section of this Prospectus.
Voya Balanced Portfolio
The Portfolio seeks to achieve its investment objectives by investing in a diversified portfolio of various asset classes and investment strategies managed by the sub-adviser (“Sub-Adviser”). The Portfolio may invest in domestic and international securities, including emerging markets securities, which may be denominated in foreign currencies or in the U.S. dollar. The Portfolio may invest in sovereign debt, which is debt issued or guaranteed by foreign government entities. The Portfolio may also invest in derivative instruments including futures, swaps (including interest rate swaps, total return swaps, and credit default swaps) and options, among others for different purposes, including hedging (to seek to offset risks associated with an investment, currency exposure or market conditions) to seek to enhance returns, to earn income, or as a substitute for a position in an underlying asset.
The Portfolio may also invest in other investment companies, including up to 30% of its net assets in exchange-traded funds to gain exposure to high yield bonds (“junk bonds”), emerging markets debt, and other securities to make tactical asset allocations, minimize risk, and assist in managing cash.
Equity Portion
Equity securities in which the Portfolio may invest include, but are not limited to: common stocks, preferred stocks, securities convertible into common stocks, and depositary receipts. The Portfolio may invest in securities of companies of any market capitalization. The Portfolio may invest in real estate-related securities, including real estate investment trusts, and natural resource/commodity securities. The Portfolio is a core product and may invest in either “growth” securities, “value” securities, or both.
Fixed-Income Portion
The fixed-income securities in which the Portfolio may invest include, but are not limited to, short-, intermediate-, and long-term bonds rated investment-grade; international bonds; and high-yield bonds rated below investment-grade, commonly known as “junk bonds;” and money market instruments. The Portfolio may also invest in treasury inflation protected securities, asset-backed securities, commercial and residential mortgage-backed securities, other securitized and structured debt products, and private placements.
While the mix of equity and debt instruments will vary depending on the Sub-Adviser's outlook on the markets, under normal circumstances no more than 75% (and no less than 25%) of the Portfolio's total assets will be invested in equity securities. The Sub-Adviser uses a proprietary asset allocation strategy to determine the percentage of the Portfolio's net assets to invest in each of the strategies (“Target Allocation”). The Target Allocation may be changed by the Sub-Adviser at any time and actual allocations of the Portfolio's assets may deviate from the Target Allocation. The Portfolio may be rebalanced periodically to return to the Target Allocation.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Additional Information Regarding the Fixed-Income Portion
The fixed-income portion of the Portfolio includes short-, intermediate-, and long-term bonds rated investment-grade or high-yield bonds rated below investment-grade, commonly known as “junk bonds.” Investment-grade bonds are those, which at the time of investment, are rated at least BBB- by S&P Global Ratings, Baa3 by Moody's Investors Service, Inc., have an equivalent rating by a nationally recognized statistical rating organizations, or of comparable quality if unrated.
Generally, with respect to the fixed-income portion of the Portfolio, the Sub-Adviser will maintain a dollar-weighted average duration between three and ten years. Duration is expressed as a number of years. The bigger the duration number, the greater the interest rate risk or reward for debt instrument prices. For example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage
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point. Conversely, the price of a bond fund with an average duration of five years would be expected to rise approximately 5% if interest rates drop by one percentage point. There are no restrictions on the average maturity of the Portfolio or the maturity of any single investment. The Portfolio may enter into purchase and sale contracts, or use other investment techniques such as buy backs or dollar roll transactions and reverse repurchase agreements. The Portfolio may invest in U.S. government securities. In addition, the Portfolio may invest in high quality money market instruments. Such instruments include high-quality debt instruments denominated in U.S. dollars, repurchase agreements, corporate debt securities, commercial paper, asset-backed securities, mortgage-backed securities, and certain obligations of U.S. and foreign banks. The Portfolio may hold cash and cash equivalents. In addition to other short-term investments, the Portfolio may invest in affiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other strategies.
Additional Information Regarding the Asset Allocation Process
The Portfolio uses a proprietary asset allocation strategy to determine the percentage of the Portfolio's net assets to invest in each of the strategies. This approach is also intended to provide the benefit of lower volatility through asset diversification. To determine the Target Allocation for the Portfolio, the Sub-Adviser: (i) determines the Target Allocation for the Portfolio's investment in various asset classes using its own proprietary modeling techniques and (ii) then determines the strategies in which the Portfolio will invest to attain its Target Allocation. In choosing an included strategy for an asset class, the Sub-Adviser considers, among other factors, the degree to which the included strategy's holdings or other characteristics correspond to the desired asset class. The strategies used may include equity strategies managed under either a fundamentally or quantitatively driven research process in addition to fixed-income strategies that utilize proprietary fundamental and quantitative techniques to identify bonds and sectors that are inexpensive relative to other bonds or sectors based on their historical price relationships. In all actively managed strategies, the Sub-Adviser seeks to add undervalued securities at reasonable prices that have the potential to rise in value.
The Sub-Adviser may change the included strategies and asset classes at any time and may, at any time, determine to make tactical changes in the Portfolio's asset allocations depending on market conditions. The Adviser will oversee the Sub-Adviser in the implementation of the Target Allocation and the selection of included strategies by the Sub-Adviser.
Additional Information About the Principal Risks
All mutual funds involve risk - some more than others - and there is always the chance that you could lose money or not earn as much as you hope. Each Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. Below is a discussion of the principal risks associated with certain of the types of securities in which a Portfolio may invest and certain of the investment practices that a Portfolio may use. For more information about these and other types of securities and investment techniques that may be used by each Portfolio, see the SAI.
Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or sub-adviser can decide whether to use them. A Portfolio may invest in these securities or use these techniques as part of the Portfolio's principal investment strategies. However, the Adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of a Portfolio's principal investment strategies.
The discussions below expand on the risks included in each Portfolio's summary section of the Prospectus. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Portfolio.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among the asset classes in which a Portfolio invests and in choosing investments within those categories. There is a risk that the manager may allocate assets to an asset class that underperforms compared to other asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with a Portfolio.
Cash/Cash Equivalents: Investments in cash or cash equivalents may lower returns and result in potential lost opportunities to participate in market appreciation which could negatively impact a Portfolio’s performance and ability to achieve its investment objective.
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Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk. The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. Convertible securities may be rated below investment grade and therefore subject to greater levels of credit risk and liquidity risk. In the event the issuer of a convertible security is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, a Portfolio could lose money; such events may also have the effect of reducing a Portfolio's distributable income. There is a risk that a Portfolio may convert a convertible security at an inopportune time, which may decrease Portfolio returns.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Credit Default Swaps: A Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, a Portfolio will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks. In addition, credit default swaps expose a Portfolio to the risk of improper valuation.
Currency: To the extent that a Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forward foreign currency exchange contracts, and futures.
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Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country's derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.
Dividend: Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. As a result, a Portfolio’s ability to execute its investment strategy may be limited.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, a Portfolio will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by a Portfolio through another financial institution, or a Portfolio relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, a Portfolio may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect a Portfolio’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: To the extent a Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, replacement of currency, potential for default on sovereign debt, trade or diplomatic disputes, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations, creation of monopolies, and seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on international aid, agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures and legal systems, vulnerability to natural
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disasters, significant and unpredictable government intervention in markets or the economy, volatile currency exchange rates, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets generally.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments may lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest in Loans: The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that a Portfolio invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. The proprietary models used by a manager to evaluate securities or securities markets are based on the manager’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models. Portfolios that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Mistakes in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively
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impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for a Portfolio.
Liquidity: If a security is illiquid, a Portfolio might be unable to sell the security at a time when a Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing a Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by a Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Mid-Capitalization Company: Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, smaller size, limited markets and financial resources, narrow product lines, less management depth, and more reliance on key personnel. Consequently, the securities of mid-capitalization companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.
Money Market Regulatory: Changes in government regulations may adversely affect the value of a security held by a Portfolio. In addition, the SEC has adopted amendments to money market fund regulation, which permit a Portfolio to impose discretionary or default liquidity fees or temporary suspensions of redemption due to declines in a Portfolio’s weekly liquid assets. As of the date of this Prospectus, the Board has elected not to subject a Portfolio to such liquidity fees or temporary suspensions of redemptions. These changes may result in reduced yields for money market funds, including a Portfolio, which may invest in other money market funds. The SEC or other regulators may adopt additional money market fund reforms, which may impact the structure and operation or performance of a Portfolio.
Mortgage- and/or Asset-Backed Securities: Defaults on, or low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities may impair the value of these securities and result in losses. There may be limitations on the enforceability of any security interest or collateral granted with respect to those underlying assets and the value of collateral may not satisfy the obligation upon default. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities. The value of longer-term securities generally changes more in response to changes in market interest rates than shorter term securities.
These securities may be significantly affected by government regulation, market interest rates, market perception of the creditworthiness of an issuer servicer, and loan-to-value ratio of the underlying assets. During an economic downturn, the mortgages, commercial or consumer loans, trade or credit card receivables, installment purchase obligations, leases, or other debt obligations underlying an asset-backed security may experience an increase in defaults as borrowers
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experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.
Municipal Obligations: The municipal securities market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Among other risks, investments in municipal securities are subject to the risk that the issuer may delay payment, restructure its debt, or refuse to pay interest or repay principal on its debt. Municipal revenue obligations may be backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Many municipal securities are issued to finance projects relating to education, health care, transportation and utilities. Conditions in those sectors may affect the overall municipal securities market. In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset may be adversely affected by the discontinuance of the taxation supporting the project or asset or the inability to collect revenues for the project or from assets. If an issuer of a municipal security does not comply with applicable tax requirements for tax-exempt status, interest from the security may become taxable and the security could decline in value.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, the impact of market interest rates and inflation on production and demand, levels of domestic production and imported commodities, energy conservation, labor unrest, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.
Option Writing: When a Portfolio writes a covered call option, it assumes the risk that it must sell the underlying security at an exercise price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price. In addition, a Portfolio continues to bear the risk of a decline in the value of the underlying securities.
When a Portfolio writes an index call option, it assumes the risk that it must pay the purchaser of the option a cash payment equal to any appreciation in the value of the index over the strike price of the call option during the option’s life. While the amount of a Portfolio’s potential loss is offset by the premium received when the option was written, the amount of the loss is theoretically unlimited. When a Portfolio purchases a call or put option and that option expires unexercised, a Portfolio will experience a loss in the amount of the premium it paid. By writing covered call options on its portfolio securities, a Portfolio may be unable to sell the underlying security until the option expires or is exercised and may be less likely to sell the underlying security to take advantage of new investment opportunities. If a call option that a Portfolio has written expires unexercised, the Portfolio will experience a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period.
If an option that a Portfolio has purchased expires unexercised, the Portfolio will experience a loss in the amount of the premium it paid.
There can be no assurances that the option strategy will be effective and that Portfolio will be able to exercise a transaction at a desirable price and time.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management
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fees, administration fees, and custodial fees) in addition to the expenses of a Portfolio. The investment policies of the other investment companies may not be the same as those of a Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which a Portfolio is typically subject.
ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an index. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) an active trading market for an ETF’s shares may not develop or be maintained; or (ii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Other investment companies include Holding Company Depositary Receipts (“HOLDRs”). Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.
Other Investment Companies – Money Market Funds: A money market fund may only invest in other investment companies that qualify as money market funds under Rule 2a-7 of the 1940 Act. The risk of investing in such money market funds is that such money market funds may not comply with Rule 2a-7. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of a Portfolio. The investment policies of the other investment companies may not be the same as those of a Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which a Portfolio is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose a Portfolio to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, a Portfolio may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject a Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, environmental problems, overbuilding, high foreclosure rates and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, market interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses. A Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Repurchase Agreements: In the event that the other party to a repurchase agreement defaults on its obligations, a Portfolio would generally seek to sell the underlying security serving as collateral for the repurchase agreement. However, the value of collateral may be insufficient to satisfy the counterparty's obligation and/or a Portfolio may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security, which could result in a loss. In addition, if a Portfolio is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.
Restricted Securities: Securities that are not registered for sale to the public under the Securities Act of 1933, as amended, are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of
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a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, a Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that a Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that a Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing a Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of a Portfolio’s other risks.
A Portfolio seeks to minimize investment risk by limiting the investment of cash collateral to high-quality instruments of short maturity. In the event of a borrower default, a Portfolio will be protected to the extent a Portfolio is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. A Portfolio is protected by its securities lending agent, which has agreed to indemnify a Portfolio from losses resulting from borrower default.
Small-Capitalization Company: Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, small size, limited markets and financial resources, narrow product lines, less management depth and more reliance on key personnel. The securities of smaller companies are subject to liquidity risk as they are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.
Sovereign Debt: These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, social changes, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.
U.S. Government Securities and Obligations: U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration, and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank, and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government and therefore involve greater risk. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. The impact of greater governmental scrutiny into the operations of certain agencies and government-sponsored enterprises may adversely affect the value of securities issued by these entities. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing market interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.
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Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities a Portfolio holds may not reach their full values. A particular risk of a Portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, a Portfolio’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
When Issued and Delayed Delivery Securities and Forward Commitments: When issued securities, delayed delivery securities and forward commitments involve the risk that the security a Portfolio buys will lose value prior to its delivery. These investments may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing a Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of a Portfolio’s other risks. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, a Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Further Information About Principal Risks
The following provides additional information about certain aspects of the principal risks described above.
Counterparty: The entity with which a Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that a Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions or when a Portfolio conducts business with a limited number of counterparties.
Duration: One measure of risk for debt instruments is duration. Duration measures the sensitivity of a bond’s price to market interest rate movements and is one of the tools used by a portfolio manager in selecting debt instruments. Duration is a measure of the average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. As a point of reference, the duration of a non-callable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a non-callable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in market interest rates may impact the duration calculation. For example, the price of a bond with an average duration of 4.5 years would be expected to fall approximately 4.5% if market interest rates rose by one percentage point. Conversely, the price of a bond with an average duration of 4.5 years would be expected to rise approximately 4.5% if market interest rates dropped by one percentage point.
Investment by Other Funds: Various other funds and/or funds-of-funds, including some Voya funds, may invest in a Portfolio. If investments by these other funds result in large inflows or outflows of cash from a Portfolio, a Portfolio could be required to sell securities or invest cash at times, or in ways, that could negatively impact its performance, speed the realization of capital gains, or increase transaction costs. While it is very difficult to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. These transactions also could increase transaction costs or portfolio turnover or affect the liquidity of a Portfolio’s portfolio. The manager will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on a Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.
Leverage: Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities, short sales, and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk and adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative. The use of leverage may exaggerate any increase or decrease in the net asset value, causing a Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of a Portfolio’s other risks. The use of leverage may
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cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet regulatory requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause a Portfolio to be more volatile than if a Portfolio had not been leveraged.
Manager: A Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will make judgments and apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions will produce the desired results. Many managers of equity funds employ styles that are characterized as “value” or “growth.” However, these terms can have different applications by different managers. One manager’s value approach may be different from another, and one manager’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.
Operational: A Portfolio, its service providers, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect a Portfolio and its shareholders, despite the efforts of a Portfolio and its service providers to adopt technologies, processes, and practices intended to mitigate these risks. Cyber-attacks, disruptions, or failures that affect a Portfolio’s service providers, counterparties, market participants, or issuers of securities held by a Portfolio may adversely affect a Portfolio and its shareholders, including by causing losses or impairing the Portfolio’s operations.
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PORTFOLIO HOLDINGS INFORMATION

A description of each Portfolio's policies and procedures regarding the release of portfolio holdings information is available in the Portfolio's SAI. Portfolio holdings information can be reviewed online at www.voyainvestments.com.
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MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser
Voya Investments, an Arizona limited liability company, serves as the investment adviser to each Portfolio. Voya Investments has overall responsibility for the management of each Portfolio. Voya Investments oversees all investment advisory and portfolio management services and assists in managing and supervising all aspects of the general day-to-day business activities and operations of each Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments is registered with the SEC as an investment adviser.
The Adviser is an indirect, wholly-owned subsidiary of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries.
Voya Investments' principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. As of December 31, 2017, Voya Investments managed approximately $90.5 billion in assets.
Management Fee
The Adviser receives an annual fee for its services to each Portfolio. The fee is payable in monthly installments based on the average daily net assets of each Portfolio.
The Adviser is responsible for all of its own costs, including costs of the personnel required to carry out its duties.
The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets.
Management Fees
Voya Balanced Portfolio	0.60%
Voya Global Equity Portfolio	0.55%
Voya Government Money Market Portfolio	0.35%
Voya Growth and Income Portfolio	0.60%
Voya Index Plus LargeCap Portfolio	0.45%
Voya Index Plus MidCap Portfolio	0.50%
Voya Index Plus SmallCap Portfolio	0.50%
Voya Intermediate Bond Portfolio	0.50%
Voya Small Company Portfolio	0.85%
For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2017.
Expense Limitation Agreement - Voya Government Money Market Portfolio
The distributor and the Adviser have contractually agreed to waive a portion of their management fees and distribution and/or shareholder servicing fees, as applicable, and to reimburse certain expenses of the Portfolio to the extent necessary to assist the Portfolio in maintaining a net yield of not less than zero. There is no guarantee that the Portfolio will maintain such a yield. When distribution fees are reduced, dealer compensation may be reduced to the same extent. Management fees waived and expenses reimbursed by the Adviser are subject to possible recoupment by the Adviser within three years. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Portfolio on that day. Distribution and servicing fees waived are not subject to recoupment. This arrangement will continue through at least May 1, 2019.
The Sub-Adviser and Portfolio Managers
The Adviser has engaged a sub-adviser to provide the day-to-day management of each Portfolio's portfolio. The sub-adviser is an affiliate of the Adviser.
The Adviser acts as a “manager-of-managers” for each Portfolio. The Adviser has ultimate responsibility, subject to the oversight of each Portfolio’s Board, to oversee any sub-advisers and to recommend the hiring, termination, or replacement of sub-advisers. Each Portfolio and the Adviser have received exemptive relief from the SEC which permits the Adviser, with the approval of the Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are not affiliated with the Adviser (“non-affiliated sub-advisers”) as well as sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Adviser or of another company that, indirectly or directly wholly owns the Adviser (“wholly-owned sub-advisers”).
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Consistent with the “manager-of-managers” structure, the Adviser delegates to the sub-advisers of each Portfolio the responsibility for day-to-day investment management subject to the Adviser’s oversight. The Adviser is responsible for, among other things, monitoring the investment program and performance of the sub-advisers. Pursuant to the exemptive relief, the Adviser, with the approval of the Board, has the discretion to terminate any sub-adviser (including terminating a non-affiliated sub-adviser and replacing it with a wholly-owned sub-adviser), and to allocate and reallocate the Portfolio’s assets among other sub-advisers. In these instances, the Adviser may have an incentive to select or retain an affiliated sub-adviser. For example, if the Portfolio is not sub-advised or is sub-advised by a wholly-owned sub-adviser, the entire advisory fee is retained by a Voya company.
In the event that the Adviser exercises its discretion to replace a sub-adviser or add a new sub-adviser, the Portfolio will provide shareholders with information about the new sub-adviser and the new sub-advisory agreement within 90 days. The appointment of a new sub-adviser or the replacement of an existing sub-adviser may be accompanied by a change to the name of the Portfolio and a change to the investment strategies of the Portfolio.
Under the terms of the sub-advisory agreement, the agreement can be terminated by the Adviser, each Portfolio’s Board, or the sub-adviser, provided that the conditions of such termination are met. In addition, the agreement may be terminated by each Portfolio’s shareholders. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of the Portfolio.
The “manager-of-managers” structure and reliance on the exemptive relief has been approved by each Portfolio’s shareholders.
Voya Investment Management Co. LLC
Voya Investment Management Co. LLC (“Voya IM” or “Sub-Adviser”), a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. Voya IM is an indirect, wholly-owned subsidiary of Voya Financial, Inc. and is an affiliate of the Adviser. Voya IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. Voya IM's principal office is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2017, Voya IM managed approximately $97.4 billion in assets.
Voya Balanced Portfolio
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio.
Christopher F. Corapi, Portfolio Manager for large-cap value and global equity strategies, joined Voya IM in February 2004. Mr. Corapi joined Voya IM as the head of U.S. equities and served as Chief Investment Officer of the equity platform from 2009 to January 31, 2017. Prior to joining Voya IM, Mr. Corapi was the global head of equity research at Federated Investors. Previously, he was head of U.S. equities and portfolio manager at Credit Suisse Asset Management. Before joining Credit Suisse, Mr. Corapi was with JPMorgan Investment Management as the head of emerging markets research and was a U.S. equity analyst at Sanford C. Bernstein & Company.
Barbara Reinhard, CFA, Portfolio Manager, joined Voya in 2016. Ms. Reinhard is the head of asset allocation for Multi-Asset Strategies and Solutions (“MASS”) at Voya Investment Management. In this role, she is responsible for strategic and tactical asset allocation decisions for the MASS team’s multi-asset strategies. Prior to joining Voya, Ms. Reinhard was the chief investment officer for Credit Suisse Private Bank in the Americas from 2011 to 2016. In that role, she managed discretionary multi-asset portfolios, was a member of the global asset allocation committee, and the pension investment committee. Prior to that, Ms. Reinhard spent 20 years of her career at Morgan Stanley.
Matthew Toms, CFA, Portfolio Manager, and chief investment officer (“CIO”) of fixed-income at Voya Investment Management, joined Voya IM in September, 2009. In this role, Mr. Toms leads a team of more than 100 investment professionals. Before becoming CIO, Mr. Toms was head of public fixed-income at Voya Investment Management, overseeing the investment teams responsible for investment grade corporate, high yield corporate, structured products, mortgage-backed securities, emerging market debt and money market strategies for Voya’s general account and third-party business. Prior to joining Voya IM, Mr. Toms was employed by Calamos Investments from March, 2007 to September, 2009, where he established and grew their fixed-income business. From May, 2000 to March, 2007, Mr. Toms was employed by Northern Trust and Lincoln National in various different roles.
Paul Zemsky, CFA, Portfolio Manager, and Chief Investment Officer of Voya IM's Multi-Asset Strategies. He joined Voya IM in 2005 as head of derivative strategies.
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Voya Global Equity Portfolio
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio.
Vincent Costa, CFA, Portfolio Manager, also serves as Head of the global equities team and as portfolio manager for the U.S. and Global active quantitative strategies and the U.S. large cap value portfolios. Mr. Costa joined Voya IM in April 2006 as head of portfolio management for quantitative equity. Prior to joining Voya IM, Mr. Costa managed quantitative equity investments at both Merrill Lynch Investment Management and Bankers Trust Company.
Steve Wetter, Portfolio Manager, is responsible for portfolio management of the index, research enhanced index, and smart beta strategies. Mr. Wetter joined Voya IM in April 2012 and prior to that he was a portfolio manager and trader at Mellon Asset Management (2007 – 2009), and Northern Trust (2003 – 2007).
Kai Yee Wong, Portfolio Manager, is responsible for the portfolio management of the U.S. and Global active quantitative strategies. Prior to joining Voya IM in 2012, Ms. Wong worked as a senior equity portfolio manager at Northern Trust, responsible for managing various global indices including developed, emerging, real estate, Topix, and socially responsible benchmarks (2003 – 2009).
James Ying, CFA, Portfolio Manager, is responsible for the portfolio management of the U.S. and Global active quantitative strategies. Mr. Ying joined Voya IM in 2011. Prior to joining Voya IM, Mr. Ying was a quantitative analyst with Piedmont Investment Advisors from 2009 to 2011, Numeric Investors from 2006 to 2009, and Goldman Sachs Asset Management from 2000 to 2006.
Voya Government Money Market Portfolio
The following individual is responsible for the day-to-day management of the Portfolio.
David S. Yealy, Portfolio Manager, joined Voya IM in November 2004. Prior to joining Voya IM, Mr. Yealy was a managing director with Trusco Capital Management where he worked beginning in 1991 and where he was responsible for over $9 billion of assets under management. During his 13-year tenure, he was instrumental in the development and marketing of that firm's cash management business.
Voya Growth and Income Portfolio
The Sub-Adviser utilizes a team for portfolio construction of Voya Growth and Income Portfolio. The senior portfolio managers and all of the sector analysts on the team participate in the process, with the sector analysts determining the security selection for each of their sectors for the dedicated portion of the overall portfolio. The senior portfolio manager is responsible for the overall allocation of assets for the portfolio, including management of the portfolio's overall risk profile.
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio.
Christopher F. Corapi, Portfolio Manager for large-cap value and global equity strategies, joined Voya IM in February 2004. Mr. Corapi joined Voya IM as the head of U.S. equities and served as Chief Investment Officer of the equity platform from 2009 to January 31, 2017. Prior to joining Voya IM, Mr. Corapi was the global head of equity research at Federated Investors. Previously, he was head of U.S. equities and portfolio manager at Credit Suisse Asset Management. Before joining Credit Suisse, Mr. Corapi was with JPMorgan Investment Management as the head of emerging markets research and was a U.S. equity analyst at Sanford C. Bernstein & Company.
Vincent Costa, CFA, Portfolio Manager, also serves as Head of the global equities team and as portfolio manager for the U.S. and Global active quantitative strategies and the U.S. large cap value portfolios. Mr. Costa joined Voya IM in April 2006 as head of portfolio management for quantitative equity. Prior to joining Voya IM, Mr. Costa managed quantitative equity investments at both Merrill Lynch Investment Management and Bankers Trust Company.
James Dorment, CFA, Portfolio Manager, serves on Voya IM’s global equity team for the large-cap value strategies. Mr. Dorment joined Voya IM in 2008 as an analyst covering the consumer sectors.
Kristy Finnegan, CFA, Portfolio Manager on Voya IM’s global equity team for the large cap value strategies. Ms. Finnegan joined Voya IM in November 2001 as an analyst covering the technology sector and later covering the consumer sectors. Prior to joining Voya IM, she was an investment banking analyst at SunTrust Equitable Securities in Nashville, Tennessee where she focused on deals primarily in the education and health care sectors.
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Voya Index Plus LargeCap Portfolio
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio.
Vincent Costa, CFA, Portfolio Manager, also serves as Head of the global equities team and as portfolio manager for the U.S. and Global active quantitative strategies and the U.S. large cap value portfolios. Mr. Costa joined Voya IM in April 2006 as head of portfolio management for quantitative equity. Prior to joining Voya IM, Mr. Costa managed quantitative equity investments at both Merrill Lynch Investment Management and Bankers Trust Company.
Steve Wetter, Portfolio Manager, is responsible for portfolio management of the index, research enhanced index, and smart beta strategies. Mr. Wetter joined Voya IM in April 2012 and prior to that he was a portfolio manager and trader at Mellon Asset Management (2007 – 2009), and Northern Trust (2003 – 2007).
James Ying, CFA, Portfolio Manager, is responsible for the portfolio management of the index, research enhanced index, and smart beta strategies. Mr. Ying joined Voya IM in 2011. Prior to joining Voya IM, Mr. Ying was a quantitative analyst with Piedmont Investment Advisors from 2009 to 2011, Numeric Investors from 2006 to 2009, and Goldman Sachs Asset Management from 2000 to 2006.
Voya Index Plus MidCap Portfolio and Voya Index Plus SmallCap Portfolio
The following individuals are jointly and primarily responsible for the day-to-day management of each Portfolio.
Vincent Costa, CFA, Portfolio Manager, also serves as Head of the global equities team and as portfolio manager for the U.S. and Global active quantitative strategies and the U.S. large cap value portfolios. Mr. Costa joined Voya IM in April 2006 as head of portfolio management for quantitative equity. Prior to joining Voya IM, Mr. Costa managed quantitative equity investments at both Merrill Lynch Investment Management and Bankers Trust Company.
Steve Wetter, Portfolio Manager, is responsible for portfolio management of the index, research enhanced index, and smart beta strategies. Mr. Wetter joined Voya IM in April 2012 and prior to that he was a portfolio manager and trader at Mellon Asset Management (2007 – 2009), and Northern Trust (2003 – 2007).
Kai Yee Wong, Portfolio Manager, is responsible for the portfolio management of the U.S. and Global active quantitative strategies. Prior to joining Voya IM in 2012, Ms. Wong worked as a senior equity portfolio manager at Northern Trust, responsible for managing various global indices including developed, emerging, real estate, Topix, and socially responsible benchmarks (2003 – 2009).
Voya Intermediate Bond Portfolio
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio.
David Goodson is the head of securitized fixed income and a Senior Portfolio Manager for Voya IM’s non-agency and agency mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities strategies. Prior to joining Voya IM in 2002, he was a principal at an independent investment bank focused on asset-backed commercial paper transactions. Mr. Goodson began his career as a vice-president in Wachovia Securities’ asset-backed finance group, marketing and executing securitizations for the bank’s corporate clients.
Randall Parrish, CFA, serves as Senior Portfolio Manager and head of U.S. high-yield at Voya IM. Before being named a portfolio manager in 2007, Mr. Parrish served as a high-yield analyst focused on the media and retail/consumer sectors. Prior to joining Voya IM, Mr. Parrish was a corporate banker in leveraged finance with Sun Trust Bank and predecessors to Bank of America.
Matthew Toms, CFA, Portfolio Manager, and chief investment officer (“CIO”) of fixed-income at Voya Investment Management, joined Voya IM in September, 2009. In this role, Mr. Toms leads a team of more than 100 investment professionals. Before becoming CIO, Mr. Toms was head of public fixed-income at Voya Investment Management, overseeing the investment teams responsible for investment grade corporate, high yield corporate, structured products, mortgage-backed securities, emerging market debt and money market strategies for Voya’s general account and third-party business. Prior to joining Voya IM, Mr. Toms was employed by Calamos Investments from March, 2007 to September, 2009, where he established and grew their fixed-income business. From May, 2000 to March, 2007, Mr. Toms was employed by Northern Trust and Lincoln National in various different roles.
Voya Small Company Portfolio
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio.
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Joseph Basset, CFA, Portfolio Manager, joined Voya IM in June 2005 and is primarily responsible for covering the industrials, energy, and materials sectors. Prior to joining Voya IM, Mr. Basset had been employed by Banc One since 1998 where he covered semiconductor, information technology and communications equipment companies and was an analyst for the One Group Technology Fund.
James Hasso, Portfolio Manager, joined Voya IM in 2006 as an analyst covering the financials sector and later became a portfolio manager in 2008. Prior to joining Voya IM, Mr. Hasso had been a senior research analyst with First Investors Corporation from 2004-2006. Prior to that, Mr. Hasso served as a senior research analyst and associate portfolio manager with Valenzuela Capital Partners LLC from 2001-2002.
Additional Information Regarding the Portfolio Managers
The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in each Portfolio.
The Distributor
Voya Investments Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. The Distributor is an indirect, wholly-owned subsidiary of Voya Financial, Inc. and is an affiliate of the Adviser. See “Principal Underwriter” in the SAI.
The Distributor is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.
Contractual Arrangements
Each Portfolio has contractual arrangements with various service providers, which may include, among others, investment advisers, distributors, custodians and fund accounting agents, shareholder service providers, and transfer agents, who provide services to each Portfolio. Shareholders are not parties to, or intended (“third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of each Portfolio. This paragraph is not intended to limit any rights granted to shareholders under federal or state securities laws.
60

HOW SHARES ARE PRICED

Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when the Portfolio does not price its shares, the value of the Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of the Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolio’s Board. Such procedures provide, for example, that:
•	Exchange-traded securities are valued at the mean of the closing bid and ask.
•	Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity individual trading characteristics and other market data.
•	Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers.
•	Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes.
•	Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse.
•	Over-the-counter swap agreements are valued using a price provided by an independent pricing service.
•	Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service.
•	Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the
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HOW SHARES ARE PRICED (continued)

principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract owner or Qualified Plan participant is received in proper form. When the Variable Contract owner or Qualified Plan participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract owner or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day's price, your order must be received by Market Close.
Voya Government Money Market Portfolio
Voya Government Money Market Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Portfolio's Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio, there can be no assurance that the Portfolio's NAV can be maintained at $1.00 per share.
62

HOW TO BUY AND SELL SHARES

Each Portfolio's shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, other investment companies (as permitted by the 1940 Act), and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations.
Class R6 shares are only offered to investors that do not require a Portfolio or an affiliate of a Portfolio (including the Adviser and any affiliate of the Adviser) to make, and a Portfolio or affiliate does not pay, any type of servicing, administrative, or revenue sharing payments with respect to Class R6 shares.
Each Portfolio may not be available as an investment option in your Variable Contract, through your Qualified Plan, or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to a Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on each Portfolio's behalf.
Each Portfolio currently does not foresee any disadvantages to investors if it serves as an investment option for Variable Contracts and if it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interests of Variable Contracts owners, plan participants, and other permitted investors for which a Portfolio serves as an investment option might, at some time, be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, plan participants, and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in a Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company, or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. Each Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.
Each Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. Each Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.
Such availability is subject to management’s determination of the appropriateness of investment in Class R6 shares.
Distribution Plans and Shareholder Service Plans
Each Portfolio listed in the table below has a distribution plan and shareholder service plan (“12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act for Class ADV and Class S2 shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of Class ADV and Class S2 shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class ADV and Class S2 shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. The annual distribution and shareholder service fees under the 12b-1 Plan for Class ADV shares may equal up to 0.50% (0.25% for distribution fees and 0.25% for shareholder service fees), and the annual distribution and shareholder service fees under the 12b-1 Plan for Class S2 shares may equal up to 0.40% (0.15% for distribution fees and 0.25% for shareholder service fees) of a Portfolio’s average daily net assets attributable to each of its Class ADV and Class S2 shares. The Distributor has contractually agreed to waive 0.05% of the distribution fee for Class ADV shares of Voya Growth and Income Portfolio through May 1, 2019.
Voya Balanced Portfolio, Voya Growth and Income Portfolio, Voya Intermediate Bond Portfolio, and Voya Government Money Market Portfolio have a distribution plan (“Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act for Class S shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of Class S shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class S shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the
63

HOW TO BUY AND SELL SHARES (continued)

Portfolios. Under the Distribution Plan, each Portfolio makes payment at an annual rate of 0.25% of the Portfolio’s average daily net assets. The Distributor has contractually agreed to waive 0.10% of the distribution fee for Class S shares of Voya Government Money Market Portfolio through May 1, 2019.
Voya Global Equity Portfolio, Voya Index Plus LargeCap Portfolio, Voya Index Plus MidCap Portfolio, Voya Index Plus SmallCap Portfolio, and Voya Small Company Portfolio have a distribution/shareholder service plan (“Distribution/Shareholder Service Plan”) in accordance with Rule 12b-1 under the 1940 Act for Class S shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of Class S shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class S shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Distribution/Shareholder Service Plan each Portfolio makes payment at an annual rate of 0.25% of the Portfolio’s average daily net assets.
Voya Global Equity Portfolio has a distribution plan pursuant to Rule 12b-1 (“Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act for Class T shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of Class T shares of the Portfolio. Under the Distribution Plan, the Portfolio makes payment at an annual rate of 0.50% of the Portfolio’s average daily net assets attributable to its Class T shares. The Distributor has agreed to waive 0.15% of the distribution fee for Class T shares through May 1, 2019.
Voya Global Equity Portfolio has a shareholder service plan (“Service Plan”) for its Class T shares. These payments are made to the Distributor in connection with shareholder services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts. The Service Plan allows the Company to enter into shareholder servicing agreements with insurance companies, broker dealers (including the Adviser) and other financial intermediaries that provide shareholder and administrative services relating to Class T shares of the Portfolio and its shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolio. Under the Service Plan, the Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class T shares.
Because these distribution and shareholder service fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Portfolio	Class ADV	Class S	Class S2	Class T
Voya Balanced Portfolio	N/A	0.25%	N/A	N/A
Voya Global Equity Portfolio	0.50%	0.25%	0.40%	0.75%
Voya Government Money Market Portfolio	0.50%	0.25%	0.40%	N/A
Voya Growth and Income Portfolio	0.50%	0.25%	0.40%	N/A
Voya Index Plus LargeCap Portfolio	0.50%	0.25%	0.40%	N/A
Voya Index Plus MidCap Portfolio	N/A	0.25%	0.40%	N/A
Voya Index Plus SmallCap Portfolio	N/A	0.25%	0.40%	N/A
Voya Intermediate Bond Portfolio	0.50%	0.25%	0.40%	N/A
Voya Small Company Portfolio	0.50%	0.25%	N/A	N/A
64

FREQUENT TRADING - MARKET TIMING

Each Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of each Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Adviser or affiliated entities have agreements which require such intermediaries to provide detailed account information, including trading history, upon request of a Portfolio.
The Board has made a determination not to adopt a separate policy for each Portfolio with respect to frequent purchases and redemptions of shares by a Portfolio’s shareholders, but rather to rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by its customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, a Portfolio may make a determination that certain trading activity is harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in a Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. Each Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.
Each Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of a Portfolio and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio's performance.
Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in its current NAV, investors may attempt to take advantage of anticipated price movements in securities held by a Portfolio based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time it calculates its NAV such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. Each Portfolio has adopted fair valuation policies and procedures intended to reduce its exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that a Portfolio does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Portfolio’s shares which negatively affects long-term shareholders.
The following transactions are excluded when determining whether trading activity is excessive:
•	Rebalancing to facilitate fund-of-fund arrangements or a Portfolio’s systematic exchange privileges; and
•	Purchases or sales initiated by certain other funds in the Voya family of funds.
Although the policies and procedures known to a Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in a Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.
65

PAYMENTS TO FINANCIAL INTERMEDIARIES

Voya mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from a Portfolio's Distribution and Service Plans (if applicable) may be paid to insurance companies, broker-dealers, and companies that service Qualified Plans for selling the Portfolio's shares and/or for servicing shareholder accounts. Fees derived from a Portfolio’s Service Plans may be paid to insurance companies, broker-dealers, and companies that service Qualified Plans for servicing shareholder accounts. Shareholder services may include, among other things, administrative, record keeping, or other services that insurance companies or Qualified Plans provide to the clients who use a Portfolio as an investment option. In addition, the Adviser, Distributor, or their affiliated entities, out of their own resources and without additional cost to a Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, or affiliated entities of a Portfolio may also share their profits with affiliated insurance companies or other Voya entities through inter-company payments.
For non-affiliated insurance companies and Qualified Plans, payments from a Portfolio's Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in a Portfolio by those companies. Payments to financial intermediaries by the Distributor or its affiliates or by a Portfolio may provide an incentive for insurance companies or Qualified Plans to make a Portfolio available through Variable Contracts or Qualified Plans over other mutual funds or products.
As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: C.M. Life Insurance Company, First Security Benefit Life Insurance and Annuity Company of New York, Lexington Life Insurance Company, Lincoln Financial Group, Massachusetts Mutual Life Insurance Company, New York Life Insurance and Annuity Corporation, Security Benefit Life Insurance Company, Security Equity Life Insurance Company, Symetra Life Insurance Company, TIAA Life Insurance Company, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Union Securities. Except as discussed in further detail below, the fees payable under these agreements are for compensation for providing distribution and/or shareholder services for which the insurance companies are paid at annual rates that range from 0.00% to 0.50%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts.
The insurance companies issuing Variable Contracts or Qualified Plans that use a Portfolio as an investment option may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. Neither a Portfolio, the Adviser, nor the Distributor are parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.
Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.
Class R6
Voya mutual funds are distributed by the Distributor. The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through financial intermediaries. Each Voya mutual fund also has an investment adviser which is responsible for managing the money invested in each of the mutual funds. No dealer compensation is paid from the sale of Class R6 shares of a Portfolio. Class R6 shares do not have sales commissions, pay 12b-1 fees, or make payments to financial intermediaries for assisting the Distributor in promoting the sales of a Portfolio's shares. In addition, neither a Portfolio nor its affiliates (including the Adviser and any affiliate of the Adviser) make any type of administrative, service, or revenue sharing payments in connection with Class R6 shares.
66

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions
Each Portfolio generally distributes most or all of its net earnings in the form of dividends, consisting of net investment income and capital gains distributions. Each Portfolio distributes capital gains, if any, annually. Each Portfolio (except Voya Global Equity Portfolio, Voya Growth and Income Portfolio, Voya Intermediate Bond Portfolio, and Voya Government Money Market Portfolio) also declares dividends and pays dividends consisting of net investment income, if any, annually.
Voya Global Equity Portfolio declares dividends and pays dividends consisting of net investment income, if any, quarterly. Voya Growth and Income Portfolio declares dividends and pays dividends consisting of net investment income, if any, semi-annually. Voya Government Money Market Portfolio and Voya Intermediate Bond Portfolio declare dividends daily and pay dividends consisting of net investment income, if any, monthly. All dividends and capital gains distributions will be automatically reinvested in additional shares of a Portfolio at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash.
From time to time a portion of a Portfolio’s distributions may constitute a return of capital. To comply with federal tax regulations, each Portfolio may also pay an additional capital gains distribution.
Tax Matters
Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.
Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains that it distributes to its shareholders.
Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from the Portfolio to the insurance company's separate accounts.
Since the sole shareholders of each Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Variable Contracts, see the prospectus for the contract.
See the SAI for further information about tax matters.
The tax status of your investment in a Portfolio depends upon the features of your Variable Contract. For further information, please refer to the prospectus for the Variable Contract.
67

INDEX DESCRIPTIONS

The Bloomberg Barclays U.S. Aggregate Bond Index is a widely recognized index of publicly issued, investment-grade U.S. government, mortgage-backed, asset-backed, and corporate debt securities.
The MSCI All Country World IndexSM (“MSCI ACW IndexSM”) is a free-float adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.
The MSCI EAFE® Index measures the performance of securities listed on exchanges in Europe, Australasia, and the Far East.
The MSCI World IndexSM is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.
The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.
The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
The S&P 500® Index measures the performance of the large-cap segment of the U.S. equity universe. It includes 500 leading companies and captures approximately 80% coverage of available market capitalization.
The S&P MidCap 400® Index measures the performance of the mid-size company segment of the U.S. market.
The S&P SmallCap 600® Index measures the small-cap segment of the U.S. equity market.
The S&P Target Risk® Growth Index is a broad-based index that seeks to measure the performance of an asset allocation strategy targeted to a growth-focused risk profile. The index is fully investable, with varying levels of exposure to equities and fixed-income through a family of exchange-traded funds. The index offers increased exposure to equities, while also using some fixed-income exposure to diversify risk.
The S&P 500® Index, S&P MidCap 400® Index, and S&P SmallCap 600® Index are products of S&P Dow Jones Indices LLC (“SPDJI”), and have been licensed for use by Voya Services Company and certain affiliates (“Voya”). S&P® and S&P 500® are trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Voya.
Voya’s investment products (the “Products”) based in whole or in part on the S&P 500® Index, S&P MidCap 400® Index, and S&P SmallCap 600® Index (the “Indexes”) are not sponsored, endorsed, sold or promoted by SPDJI, S&P, Dow Jones or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in the Products or purchasing securities generally or the ability of the Indexes to track general market performance. S&P Dow Jones Indices’ only relationship to Voya with respect to the Products is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Index, S&P MidCap 400® Index, and S&P SmallCap 600® Index are determined, composed and calculated by S&P Dow Jones Indices without regard to Voya or the Products. S& P Dow Jones Indices have no obligation to take the needs of Voya or the owners of the Products into consideration in determining, composing or calculating the Indexes. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products or in the determination or calculation of the equations by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration or marketing of the Products. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. SPDJI is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS
68

INDEX DESCRIPTIONS (continued)

THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VOYA, OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VOYA, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
69

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Portfolio's financial performance for the periods shown. Certain information reflects the financial results for a single share. The total returns in the table represent the rate of return that an investor would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and/or distributions). The information has been audited by KPMG LLP, whose report, along with a Portfolio’s financial statements, is included in a Portfolio’s Annual Report, which is available upon request.
Because Class ADV and Class S2 shares of Voya Government Money Market Portfolio; Class ADV and Class S2 shares of Voya Index Plus LargeCap Portfolio; and Class S2 shares of Voya Index Plus MidCap Portfolio, and Voya Index Plus SmallCap Portfolio had not commenced operations as of the fiscal year ended December 31, 2017, such share class financial highlights are not presented; however, financial highlights for other class shares are presented for each Portfolio.
70

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payments from distribution settlement/affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Balanced Portfolio
Class I
12-31-17	14.93	0.32•	1.85	2.17	0.41	—	—	0.41	—	16.69	14.73	0.67	0.65	0.65	2.01	425,002	174
12-31-16	14.10	0.30•	0.78	1.08	0.25	—	—	0.25	—	14.93	7.82	0.67	0.62	0.62	2.09	417,376	184
12-31-15	14.64	0.28•	(0.54)	(0.26)	0.28	—	—	0.28	—	14.10	(1.86)	0.67	0.62	0.62	1.90	438,912	193
12-31-14	14.01	0.31•	0.55	0.86	0.23	—	—	0.23	—	14.64	6.22	0.63	0.63	0.63	2.18	507,213	192
12-31-13	12.27	0.28•	1.74	2.02	0.28	—	—	0.28	—	14.01	16.71	0.64	0.64	0.64	2.13	538,114	210
Class S
12-31-17	14.85	0.28•	1.82	2.10	0.36	—	—	0.36	—	16.59	14.37	0.92	0.90	0.90	1.76	3,560	174
12-31-16	14.01	0.26•	0.79	1.05	0.21	—	—	0.21	—	14.85	7.62	0.92	0.87	0.87	1.84	3,738	184
12-31-15	14.55	0.24•	(0.54)	(0.30)	0.24	—	—	0.24	—	14.01	(2.14)	0.92	0.87	0.87	1.65	4,058	193
12-31-14	13.92	0.28•	0.55	0.83	0.20	—	—	0.20	—	14.55	5.99	0.88	0.88	0.88	1.94	4,797	192
12-31-13	12.20	0.24•	1.73	1.97	0.25	—	—	0.25	—	13.92	16.33	0.89	0.89	0.89	1.88	5,829	210
Voya Global Equity Portfolio
Class ADV
12-31-17	9.12	0.14•	1.95	2.09	0.19	—	—	0.19	—	11.02	23.10	1.10	1.10	1.10	1.43	19,605	60
12-31-16	8.85	0.16•	0.31	0.47	0.20	—	—	0.20	—	9.12	5.53	1.10	1.10	1.10	1.87	19,883	101
12-31-15	9.11	0.21•	(0.47)	(0.26)	—	—	—	—	—	8.85	(2.85)(a)	1.11	1.11	1.11	2.26	23,880	83
12-31-14	8.94	0.19	0.22	0.41	0.24	—	—	0.24	—	9.11	4.65	1.12	1.12	1.12	2.03	1,279	88
12-31-13	8.15	0.23•	0.85	1.08	0.29	—	—	0.29	—	8.94	13.46	1.27	1.28	1.28	2.70	1,312	122
Class I
12-31-17	9.21	0.20•	1.96	2.16	0.24	—	—	0.24	—	11.13	23.73	0.60	0.60	0.60	1.91	162,746	60
12-31-16	8.94	0.21•	0.31	0.52	0.25	—	—	0.25	—	9.21	6.00	0.60	0.60	0.60	2.36	150,824	101
03-05-15(5) - 12-31-15	9.63	0.22•	(0.85)	(0.63)	0.06	—	—	0.06	—	8.94	(6.64)(a)	0.61	0.61	0.61	2.78	165,749	83
Class S
12-31-17	9.20	0.17•	1.96	2.13	0.21	—	—	0.21	—	11.12	23.44	0.85	0.85	0.85	1.67	480,936	60
12-31-16	8.93	0.19•	0.31	0.50	0.23	—	—	0.23	—	9.20	5.76	0.85	0.85	0.85	2.11	485,551	101
12-31-15	9.20	0.22•	(0.44)	(0.22)	0.05	—	—	0.05	—	8.93	(2.47)(a)	0.86	0.86	0.86	2.38	558,519	83
12-31-14	9.03	0.21•	0.22	0.43	0.26	—	—	0.26	—	9.20	4.87	0.87	0.87	0.87	2.28	168,482	88
12-31-13	8.23	0.25•	0.85	1.10	0.30	—	—	0.30	—	9.03	13.63	1.02	1.03	1.03	2.96	179,327	122
Class S2
12-31-17	9.07	0.15•	1.94	2.09	0.21	—	—	0.21	—	10.95	23.29	1.00	1.00	1.00	1.46	422	60
12-31-16	8.80	0.18	0.30	0.48	0.21	—	—	0.21	—	9.07	5.64	1.03	1.00	1.00	1.98	278	101
03-05-15(5) - 12-31-15	9.52	0.14•	(0.80)	(0.66)	0.06	—	—	0.06	—	8.80	(7.04)(a)	1.11	1.01	1.01	1.86	288	83
See Accompanying Notes to Financial Highlights
71

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payments from distribution settlement/affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Class T
12-31-17	9.07	0.13•	1.93	2.06	0.17	—	—	0.17	—	10.96	22.95	1.35	1.20	1.20	1.30	39,544	60
12-31-16	8.80	0.16•	0.30	0.46	0.19	—	—	0.19	—	9.07	5.41	1.35	1.20	1.20	1.79	41,291	101
03-05-15(5) - 12-31-15	9.52	0.17•	(0.83)	(0.66)	0.06	—	—	0.06	—	8.80	(7.04)(a)	1.36	1.21	1.21	2.21	53,997	83
Voya Government Money Market Portfolio
Class I
12-31-17	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.61	0.39	0.34	0.34	0.58	438,591	—
12-31-16	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.18	0.39	0.34	0.34	0.08	504,575	—
12-31-15	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.01	0.38	0.22	0.22	0.00*	541,132	—
12-31-14	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.02	0.34	0.19	0.19	0.00	616,745	—
12-31-13	1.00	(0.00)*	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.02	0.34	0.23	0.23	0.00	768,521	—
Class S
12-31-17	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.46	0.64	0.49	0.49	0.39	44	—
12-31-16	1.00	0.00*	0.00*	0.00	0.00*	0.00*	—	0.00*	—	1.00	0.10	0.64	0.38	0.38	0.00*	82	—
12-31-15	1.00	(0.00)*	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.01	0.63	0.22	0.22	0.00	85	—
12-31-14	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.02	0.59	0.19	0.19	0.00	106	—
12-31-13	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.02	0.59	0.23	0.23	0.00	138	—
Voya Growth and Income Portfolio
Class ADV
12-31-17	27.51	0.36•	5.06	5.42	0.41	3.58	—	3.99	—	28.94	19.79	1.13	1.03	1.03	1.21	1,010,017	80
12-31-16	27.81	0.40•	2.10	2.50	0.43	2.37	—	2.80	—	27.51	9.25	1.13	1.03	1.03	1.44	1,064,550	98
12-31-15	30.28	0.44•	(0.96)	(0.52)	0.47	1.48	—	1.95	—	27.81	(1.82)	1.13	1.03	1.03	1.46	1,145,072	53
12-31-14	31.36	0.49•	2.77	3.26	0.52	3.82	—	4.34	—	30.28	10.19	1.08	1.03	1.03	1.49	1,348,687	87
12-31-13	24.31	0.22•	7.09	7.31	0.26	—	—	0.26	—	31.36	30.07	1.09	1.04	1.04	0.80	1,441,995	49
Class I
12-31-17	27.87	0.51•	5.13	5.64	0.56	3.58	—	4.14	—	29.37	20.34	0.63	0.58	0.58	1.66	1,906,723	80
12-31-16	28.13	0.54•	2.14	2.68	0.57	2.37	—	2.94	—	27.87	9.77	0.63	0.58	0.58	1.89	1,778,873	98
12-31-15	30.63	0.59•	(0.99)	(0.40)	0.62	1.48	—	2.10	—	28.13	(1.42)	0.63	0.58	0.58	1.91	1,872,684	53
12-31-14	31.67	0.64•	2.82	3.46	0.68	3.82	—	4.50	—	30.63	10.72	0.58	0.58	0.58	1.94	2,140,398	87
12-31-13	24.54	0.35•	7.17	7.52	0.39	—	—	0.39	—	31.67	30.66	0.59	0.59	0.59	1.25	2,182,314	49
Class S
12-31-17	27.53	0.42•	5.07	5.49	0.47	3.58	—	4.05	—	28.97	20.06	0.88	0.83	0.83	1.41	556,169	80
12-31-16	27.83	0.46•	2.10	2.56	0.49	2.37	—	2.86	—	27.53	9.45	0.88	0.83	0.83	1.64	607,941	98
12-31-15	30.31	0.51•	(0.97)	(0.46)	0.54	1.48	—	2.02	—	27.83	(1.64)	0.88	0.83	0.83	1.66	662,075	53
12-31-14	31.38	0.56•	2.78	3.34	0.59	3.82	—	4.41	—	30.31	10.44	0.83	0.83	0.83	1.70	794,327	87
12-31-13	24.32	0.28•	7.10	7.38	0.32	—	—	0.32	—	31.38	30.34	0.84	0.84	0.84	1.00	865,453	49
See Accompanying Notes to Financial Highlights
72

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payments from distribution settlement/affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Class S2
12-31-17	27.27	0.38•	5.01	5.39	0.43	3.58	—	4.01	—	28.65	19.89	1.03	0.98	0.98	1.27	412	80
12-31-16	27.60	0.42	2.08	2.50	0.46	2.37	—	2.83	—	27.27	9.30	1.06	0.98	0.98	1.50	370	98
12-31-15	30.11	0.47•	(0.97)	(0.50)	0.53	1.48	—	2.01	—	27.60	(1.78)	1.13	0.98	0.98	1.56	346	53
12-31-14	31.05	0.54•	2.70	3.24	0.36	3.82	—	4.18	—	30.11	10.24	1.08	0.98	0.98	1.68	314	87
12-31-13	24.08	0.22	7.04	7.26	0.29	—	—	0.29	—	31.05	30.17	1.09	0.99	0.99	0.85	1,167	49
Voya Index Plus LargeCap Portfolio
Class I
12-31-17	24.19	0.42•	5.41	5.83	0.42	0.49	—	0.91	—	29.11	24.64	0.48	0.46	0.46	1.58	774,135	56
12-31-16	22.32	0.42•	1.83	2.25	0.38	—	—	0.38	—	24.19	10.27	0.49	0.44	0.44	1.85	678,267	96
12-31-15	22.48	0.39•	(0.19)	0.20	0.36	—	—	0.36	—	22.32	0.84	0.49	0.44	0.44	1.74	565,257	66
12-31-14	20.05	0.33•	2.41	2.74	0.31	—	—	0.31	—	22.48	13.86	0.44	0.44	0.44	1.58	639,454	72
12-31-13	15.37	0.28•	4.72	5.00	0.32	—	—	0.32	—	20.05	32.92	0.44	0.44	0.44	1.60	601,491	80
Class S
12-31-17	24.00	0.35•	5.37	5.72	0.36	0.49	—	0.85	—	28.87	24.30	0.73	0.71	0.71	1.33	100,271	56
12-31-16	22.14	0.36•	1.82	2.18	0.32	—	—	0.32	—	24.00	9.99	0.74	0.69	0.69	1.59	104,129	96
12-31-15	22.29	0.33•	(0.18)	0.15	0.30	—	—	0.30	—	22.14	0.63	0.74	0.69	0.69	1.49	109,690	66
12-31-14	19.89	0.28•	2.38	2.66	0.26	—	—	0.26	—	22.29	13.54	0.69	0.69	0.69	1.33	129,744	72
12-31-13	15.24	0.24•	4.68	4.92	0.27	—	—	0.27	—	19.89	32.67	0.69	0.69	0.69	1.35	136,884	80
Voya Index Plus MidCap Portfolio
Class I
12-31-17	21.87	0.21•	2.62	2.83	0.30	1.45	—	1.75	—	22.95	13.58	0.53	0.51	0.51	0.96	559,342	75
12-31-16	20.74	0.23	3.18	3.41	0.22	2.06	—	2.28	—	21.87	18.14	0.54	0.49	0.49	1.11	561,057	99
12-31-15	24.58	0.22	(0.45)	(0.23)	0.23	3.38	—	3.61	—	20.74	(1.79)	0.54	0.49	0.49	0.94	513,583	90
12-31-14	23.62	0.21•	1.95	2.16	0.19	1.01	—	1.20	—	24.58	9.56	0.49	0.49	0.49	0.89	577,230	72
12-31-13	17.76	0.17•	5.92	6.09	0.23	—	—	0.23	—	23.62	34.56	0.49	0.49	0.49	0.81	588,001	66
Class S
12-31-17	21.55	0.15•	2.58	2.73	0.24	1.45	—	1.69	—	22.59	13.29	0.78	0.76	0.76	0.71	88,547	75
12-31-16	20.46	0.19	3.12	3.31	0.16	2.06	—	2.22	—	21.55	17.83	0.79	0.74	0.74	0.86	104,140	99
12-31-15	24.29	0.15•	(0.44)	(0.29)	0.16	3.38	—	3.54	—	20.46	(2.06)	0.79	0.74	0.74	0.69	102,389	90
12-31-14	23.35	0.15•	1.93	2.08	0.13	1.01	—	1.14	—	24.29	9.30	0.74	0.74	0.74	0.63	123,119	72
12-31-13	17.56	0.12•	5.85	5.97	0.18	—	—	0.18	—	23.35	34.23	0.74	0.74	0.74	0.56	135,017	66
See Accompanying Notes to Financial Highlights
73

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payments from distribution settlement/affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Index Plus SmallCap Portfolio
Class I
12-31-17	26.91	0.22•	2.25	2.47	0.25	2.35	—	2.60	—	26.78	9.91	0.54	0.52	0.52	0.83	231,351	65
12-31-16	21.97	0.23	5.57	5.80	0.20	0.66	—	0.86	—	26.91	27.32	0.55	0.50	0.50	0.95	243,530	60
12-31-15	22.90	0.19•	(0.92)	(0.73)	0.20	—	—	0.20	—	21.97	(3.21)	0.55	0.50	0.50	0.81	199,425	46
12-31-14	21.86	0.18•	1.00	1.18	0.14	—	—	0.14	—	22.90	5.44	0.50	0.50	0.50	0.84	226,277	40
12-31-13	15.48	0.13•	6.43	6.56	0.18	—	—	0.18	—	21.86	42.70	0.49	0.49	0.49	0.70	243,564	55
Class S
12-31-17	26.63	0.15•	2.22	2.37	0.18	2.35	—	2.53	—	26.47	9.60	0.79	0.77	0.77	0.58	65,645	65
12-31-16	21.74	0.16•	5.53	5.69	0.14	0.66	—	0.80	—	26.63	27.01	0.80	0.75	0.75	0.70	82,654	60
12-31-15	22.66	0.13•	(0.91)	(0.78)	0.14	—	—	0.14	—	21.74	(3.47)	0.80	0.75	0.75	0.55	75,891	46
12-31-14	21.62	0.13•	1.00	1.13	0.09	—	—	0.09	—	22.66	5.24	0.75	0.75	0.75	0.59	92,574	40
12-31-13	15.32	0.08•	6.36	6.44	0.14	—	—	0.14	—	21.62	42.28	0.74	0.74	0.74	0.45	106,112	55
Voya Intermediate Bond Portfolio
Class ADV
12-31-17	12.53	0.34	0.22	0.56	0.36	—	—	0.36	—	12.73	4.53	1.03	1.02	1.02	2.67	311,323	300
12-31-16	12.40	0.33	0.16	0.49	0.36	—	—	0.36	—	12.53	3.92	1.03	0.98	0.98	2.58	311,448	296
12-31-15	12.81	0.34•	(0.34)	0.00*	0.41	—	—	0.41	—	12.40	(0.02)	1.03	0.98	0.98	2.62	319,732	346
12-31-14	12.42	0.38•	0.39	0.77	0.38	—	—	0.38	—	12.81	6.21	0.97	0.97	0.97	2.97	191,895	428
12-31-13	12.88	0.39	(0.47)	(0.08)	0.38	—	—	0.38	—	12.42	(0.62)	0.99	0.99	0.99	3.05	37,058	389
Class I
12-31-17	12.66	0.41	0.22	0.63	0.43	—	—	0.43	—	12.86	5.04	0.53	0.52	0.52	3.17	1,117,794	300
12-31-16	12.52	0.40•	0.14	0.54	0.40	—	—	0.40	—	12.66	4.33	0.53	0.48	0.48	3.08	1,174,851	296
12-31-15	12.90	0.41•	(0.33)	0.08	0.46	—	—	0.46	—	12.52	0.60	0.53	0.48	0.48	3.14	1,248,125	346
12-31-14	12.50	0.44	0.39	0.83	0.43	—	—	0.43	—	12.90	6.67	0.47	0.47	0.47	3.46	958,412	428
12-31-13	12.96	0.45	(0.47)	(0.02)	0.44	—	—	0.44	—	12.50	(0.12)	0.49	0.49	0.49	3.57	846,916	389
Class S
12-31-17	12.58	0.37	0.23	0.60	0.40	—	—	0.40	—	12.78	4.79	0.78	0.77	0.77	2.92	2,587,503	300
12-31-16	12.44	0.36•	0.16	0.52	0.38	—	—	0.38	—	12.58	4.16	0.78	0.73	0.73	2.83	2,887,280	296
12-31-15	12.83	0.37•	(0.34)	0.03	0.42	—	—	0.42	—	12.44	0.26	0.78	0.73	0.73	2.90	3,169,894	346
12-31-14	12.43	0.42•	0.38	0.80	0.40	—	—	0.40	—	12.83	6.48	0.72	0.72	0.72	3.21	3,477,973	428
12-31-13	12.89	0.44	(0.49)	(0.05)	0.41	—	—	0.41	—	12.43	(0.38)	0.74	0.74	0.74	3.31	1,140,317	389
See Accompanying Notes to Financial Highlights
74

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payments from distribution settlement/affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Class S2
12-31-17	12.53	0.35	0.22	0.57	0.37	—	—	0.37	—	12.73	4.63	0.93	0.92	0.92	2.77	25,649	300
12-31-16	12.40	0.34•	0.16	0.50	0.37	—	—	0.37	—	12.53	3.99	0.96	0.88	0.88	2.68	24,796	296
12-31-15	12.79	0.35•	(0.33)	0.02	0.41	—	—	0.41	—	12.40	0.17	1.03	0.88	0.88	2.75	29,217	346
12-31-14	12.43	0.37•	0.40	0.77	0.41	—	—	0.41	—	12.79	6.17	0.97	0.87	0.87	2.87	5,281	428
12-31-13	12.92	0.44	(0.50)	(0.06)	0.43	—	—	0.43	—	12.43	(0.44)	0.99	0.89	0.89	3.45	1,505	389
Voya Small Company Portfolio
Class ADV
12-31-17	21.20	(0.01)	2.12	2.11	—	2.36	—	2.36	—	20.95	10.69	1.38	1.37	1.37	(0.01)	7,817	74
12-31-16	18.99	(0.02)	4.13	4.11	—	1.90	—	1.90	—	21.20	23.84	1.38	1.33	1.33	(0.09)	6,463	71
12-31-15	22.49	(0.03)	(0.11)	(0.14)	—	3.36	—	3.36	—	18.99	(1.26)	1.39	1.34	1.34	(0.07)	5,615	45
12-31-14	23.94	(0.03)	1.26	1.23	—	2.68	—	2.68	—	22.49	6.00	1.34	1.34	1.34	(0.18)	5,861	30
12-31-13	19.13	(0.02)	6.64	6.62	0.01	1.80	—	1.81	—	23.94	37.04	1.34	1.34	1.34	(0.13)	7,233	36
Class I
12-31-17	22.12	0.10	2.23	2.33	0.08	2.36	—	2.44	—	22.01	11.29	0.88	0.87	0.87	0.49	607,230	74
12-31-16	19.73	0.09	4.29	4.38	0.09	1.90	—	1.99	—	22.12	24.49	0.88	0.83	0.83	0.41	545,125	71
12-31-15	23.25	0.09	(0.13)	(0.04)	0.12	3.36	—	3.48	—	19.73	(0.79)	0.89	0.84	0.84	0.43	487,778	45
12-31-14	24.63	0.08	1.31	1.39	0.09	2.68	—	2.77	—	23.25	6.54	0.84	0.84	0.84	0.33	520,298	30
12-31-13	19.63	0.08•	6.84	6.92	0.12	1.80	—	1.92	—	24.63	37.76	0.84	0.84	0.84	0.38	571,880	36
Class R6
12-31-17	22.13	0.11•	2.21	2.32	0.08	2.36	—	2.44	—	22.01	11.23	0.88	0.87	0.87	0.53	6,274	74
12-31-16	19.74	0.10•	4.28	4.38	0.09	1.90	—	1.99	—	22.13	24.49	0.88	0.83	0.83	0.50	2,694	71
11-24-15(5) - 12-31-15	20.56	0.02•	(0.84)	(0.82)	—	—	—	—	—	19.74	(3.99)	0.89	0.84	0.84	0.99	3	45
Class S
12-31-17	21.63	0.05•	2.17	2.22	0.03	2.36	—	2.39	—	21.46	11.00	1.13	1.12	1.12	0.22	111,723	74
12-31-16	19.33	0.03	4.21	4.24	0.04	1.90	—	1.94	—	21.63	24.16	1.13	1.08	1.08	0.16	136,845	71
12-31-15	22.84	0.03	(0.12)	(0.09)	0.06	3.36	—	3.42	—	19.33	(1.02)	1.14	1.09	1.09	0.18	110,685	45
12-31-14	24.24	0.02	1.28	1.30	0.02	2.68	—	2.70	—	22.84	6.26	1.09	1.09	1.09	0.08	115,635	30
12-31-13	19.35	0.03	6.72	6.75	0.06	1.80	—	1.86	—	24.24	37.37	1.09	1.09	1.09	0.12	126,746	36
See Accompanying Notes to Financial Highlights
75

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions, and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(4)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(5)	Commencement of operations.
(a)	Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended December 31, 2015, Voya Global Equity Portfolio’s total return would have been (2.96)%, (6.85)%, (2.69)%, (7.14)%, and (7.25)% for Class ADV, Class I, Class S, Class S2, and Class T shares, respectively.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
•	Calculated using average number of shares outstanding throughout the year or period.
76

TO OBTAIN MORE INFORMATION
You will find more information about the Portfolios in our:
ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS
In the Portfolios' annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios' performance during the applicable reporting period, the financial statements and the independent registered public accounting firm's reports (in the annual shareholder report only).
STATEMENT OF ADDITIONAL INFORMATION
The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.
Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI, or other Portfolio information.
To make shareholder inquiries contact:
Voya Investment Management
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
1-800-992-0180
or visit our website at www.voyainvestments.com
This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee, by contacting the SEC at:
U.S. Securities and Exchange Commission
Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549
or at the e-mail address: publicinfo@sec.gov
Or obtain the information at no cost by visiting the SEC's Internet website at: www.sec.gov.
When contacting the SEC, you will want to refer to the Portfolios' SEC file numbers. The file numbers are as follows:
Voya Balanced Portfolio, Inc.	811-5773
Voya Balanced Portfolio
Voya Intermediate Bond Portfolio	811-2361
Voya Intermediate Bond Portfolio
Voya Government Money Market Portfolio	811-2565
Voya Government Money Market Portfolio
Voya Variable Funds	811-2514
Voya Growth and Income Portfolio
Voya Variable Portfolios, Inc.	811-7651
Voya Global Equity Portfolio Voya Index Plus LargeCap Portfolio Voya Index Plus MidCap Portfolio Voya Index Plus SmallCap Portfolio Voya Small Company Portfolio
PRO-2514	(0518-050118)

Prospectus
May 1, 2018
•	Voya Australia Index Portfolio
Class/Ticker:  I/IAIIX
•	Voya Emerging Markets Index Portfolio
Class/Ticker: I/IEPIX; S/IEPSX
•	Voya Euro STOXX 50® Index Portfolio
Class/Ticker: ADV/IDJAX; I/IDJIX
•	Voya FTSE 100 Index® Portfolio
Class/Ticker: ADV/IAFPX; I/IIFPX
•	Voya Hang Seng Index Portfolio
Class/Ticker: ADV/IHSPX; I/IHPIX; S/IHPSX
•	Voya International Index Portfolio
Class/Ticker: ADV/IIIAX; I/IIIIX; S/INTIX; S2/ISIIX
•	Voya Japan TOPIX Index® Portfolio
Class/Ticker: ADV/IJIAX; I/IJIIX
•	Voya RussellTM Large Cap Growth Index Portfolio
Class/Ticker: ADV/IRLAX; I/IRLNX; S/IRLSX
•	Voya RussellTM Large Cap Index Portfolio
Class/Ticker: ADV/IRLIX; I/IIRLX; S/IRLCX; S2/IRLUX
•	Voya RussellTM Large Cap Value Index Portfolio
Class/Ticker: ADV/IRVAX; I/IRVIX; S/IRVSX
•	Voya RussellTM Mid Cap Growth Index Portfolio
Class/Ticker: I/IRGJX; S/IRGUX; S2/IRGVX
•	Voya RussellTM Mid Cap Index Portfolio
Class/Ticker: ADV/IRMAX; I/IIRMX; S/IRMCX; S2/IRMTX
•	Voya RussellTM Small Cap Index Portfolio
Class/Ticker: ADV/IRSIX; I/IIRSX; S/IRSSX; S2/IRCIX
•	Voya U.S. Bond Index Portfolio
Class/Ticker: ADV/ILUAX; I/ILBAX; S/ILABX; S2/IUSBX
Each Portfolio's shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies, and other permitted investors.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

Voya Australia Index Portfolio
Investment Objective
The Portfolio seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the S&P ASX 200 Index (“Index”).
Fees and Expenses of the Portfolio
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and expense example do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses	0.81%
Waivers and Reimbursements[1]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.46%
1	The adviser is contractually obligated to waive 0.35% of the management fee through May 1, 2019. Termination or modification of this obligation requires approval by the Portfolio’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$47	224	415	969
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies, which are at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds that track the Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Under normal market conditions, the Portfolio invests all or substantially all of its assets in these securities.
The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
The Portfolio currently invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.
The Index is a market-capitalization weighted and float-adjusted stock market index of Australian stocks listed on the Australian Securities Exchange. The Index covers approximately 80% of Australian equity market capitalization. As of February 28, 2018, a portion of the Index was concentrated in the financials sector, a portion of the Index was focused in the materials sector and a portion of the Index was invested in real estate-related securities, including real estate investment trusts.
The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.
The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio's cash position as well as forward foreign currency exchange contracts to hedge currency risk. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.

Voya Australia Index Portfolio
1

The sub-adviser (“Sub-Adviser”) may sell a security when the security's percentage weighting in the Index is reduced, when the security is removed from the Index, or for other reasons.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Principal Risks
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Concentration (Index): To the extent that the Portfolio’s index “concentrates,” as that term is defined in the 1940 Act, its assets in the securities of a particular industry or group of industries, the Portfolio will allocate its investments to approximately the same extent as the index. As a result, the Portfolio may be subject to greater market fluctuation than a fund that is more broadly invested across industries. Financial, economic, business, and other developments affecting issuers in a particular industry or group of industries, will have a greater effect on the Portfolio, and if securities of a particular industry or group of industries as a group fall out of favor, the Portfolio could underperform, or be more volatile than, funds that have greater industry diversification.
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.
Focused Investing: To the extent that the Portfolio’s index is substantially composed of securities in a particular industry, sector, market segment, or geographic area, the Portfolio will allocate its investments to approximately the same extent as the index. As a result, the Portfolio may be subject to greater market fluctuation than a fund that is more broadly invested. Economic conditions, political or regulatory conditions, or natural or other disasters affecting the particular industry, sector, market segment, or geographic area in which the Portfolio focuses its investments will have a greater effect on the Portfolio, and if securities of a particular industry, sector, market segment, or geographic area as a group fall out of favor the Portfolio could underperform, or be more volatile than, funds that have greater diversification.
Foreign Investments: Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
Index Strategy: The index selected may underperform the overall market. To the extent the Portfolio seeks to track the index’s performance, the Portfolio will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent the Portfolio’s investments track its target index, such Portfolio may underperform other funds that invest more broadly. The correlation between the Portfolio’s performance and index performance may be affected by the Portfolio’s expenses and the timing of purchases and
2
Voya Australia Index Portfolio

redemptions of the Portfolio’s shares. In addition, the Portfolio’s actual holdings might not match the index and the Portfolio’s effective exposure to index securities at any given time may not precisely correlate.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Portfolio invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Issuer Non-Diversification: A “non-diversified” investment company is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the
Voya Australia Index Portfolio
3

Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.
Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Calendar Year Total Returns Class I
(as of December 31 of each year)

Best quarter: 3rd 2013, 12.60% and Worst quarter: 2nd 2013, -15.01%
Average Annual Total Returns %
(for the periods ended December 31, 2017)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class I	%	20.27	3.20	N/A	3.44	03/02/11
S&P ASX 200 Index[1]	%	20.76	4.16	N/A	4.14
1	The index returns do not reflect deductions for fees, expenses, or taxes.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Steve Wetter Portfolio Manager (since 04/12)	Kai Yee Wong Portfolio Manager (since 06/13)
Purchase and Sale of Portfolio Shares
Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.
Tax Information
Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
Payments to Broker-Dealers and Other Financial Intermediaries
If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary's website for more information.
4
Voya Australia Index Portfolio

Voya Emerging Markets Index Portfolio
Investment Objective
The Portfolio seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of an index that measures the investment return of emerging markets securites (“Index”).
Fees and Expenses of the Portfolio
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and expense example do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class		I	S
Management Fees	%	0.65	0.65
Distribution and/or Shareholder Services (12b-1) Fees	%	None	0.25
Other Expenses	%	0.17	0.17
Total Annual Portfolio Operating Expenses	%	0.82	1.07
Waivers and Reimbursements[1]	%	(0.27)	(0.27)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.55	0.80
1	The adviser is contractually obligated to waive 0.27% of the management fee through May 1, 2019. Termination or modification of this obligation requires approval by the Portfolio’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$56	235	429	988
S	$82	314	564	1,281
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies, which are at the time of purchase, included in the Index; depositary receipts representing securities in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds that track the Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Under normal market conditions, the Portfolio invests all, or substantially all of its assets in these securities.
The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
The Portfolio currently invests principally in equity securities and employs a “passive management” approach designed to track the performance of the Index (currently the MSCI Emerging Markets IndexSM).
The MSCI Emerging Markets IndexSM is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world. As of February 28, 2018, a portion of the Index was concentrated in the information technology sector and a portion of the Index was focused in the financials sector.
The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio's cash position as well as forward foreign currency exchange contracts to hedge currency risk. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.
The sub-adviser (“Sub-Adviser”) may sell a security when the security's percentage weighting in the Index is reduced, when the security is removed from the Index, or for other reasons.

Voya Emerging Markets Index Portfolio
5

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Principal Risks
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Concentration (Index): To the extent that the Portfolio’s index “concentrates,” as that term is defined in the 1940 Act, its assets in the securities of a particular industry or group of industries, the Portfolio will allocate its investments to approximately the same extent as the index. As a result, the Portfolio may be subject to greater market fluctuation than a fund that is more broadly invested across industries. Financial, economic, business, and other developments affecting issuers in a particular industry or group of industries, will have a greater effect on the Portfolio, and if securities of a particular industry or group of industries as a group fall out of favor, the Portfolio could underperform, or be more volatile than, funds that have greater industry diversification.
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.
Focused Investing: To the extent that the Portfolio’s index is substantially composed of securities in a particular industry, sector, market segment, or geographic area, the Portfolio will allocate its investments to approximately the same extent as the index. As a result, the Portfolio may be subject to greater market fluctuation than a fund that is more broadly invested. Economic conditions, political or regulatory conditions, or natural or other disasters affecting the particular industry, sector, market segment, or geographic area in which the Portfolio focuses its investments will have a greater effect on the Portfolio, and if securities of a particular industry, sector, market segment, or geographic area as a group fall out of favor the Portfolio could underperform, or be more volatile than, funds that have greater diversification.
Foreign Investments/Developing and Emerging Markets:
Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
Foreign investment risks may be greater in developing and emerging markets than in developed markets.
Index Strategy for Voya Emerging Markets Index Portfolio:
The index selected may underperform the overall market. To the extent the Portfolio seeks to track the index’s performance, the Portfolio will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent the Portfolio’s investments track its target index, such Portfolio may underperform other funds that invest more broadly. The correlation between the Portfolio’s performance and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. In addition, the Portfolio’s actual holdings might not match the index and the Portfolio’s effective exposure to index securities at any given time may not precisely correlate.
In addition, compliance with recent sanctions imposed by the
6
Voya Emerging Markets Index Portfolio

United States or other governments against certain Russian issuers whose securities are included in the Portfolio’s index may impair the Portfolio’s ability to purchase, sell, receive, deliver or obtain exposure to those securities, and interfere with the Portfolio’s ability to track its index.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Portfolio invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Investing through Stock Connect: Shares in mainland China-based companies that trade on Chinese stock exchanges such as the Shanghai Stock Exchange and the Shenzhen Stock Exchange (“China A-Shares”) may be purchased directly or indirectly through the Shanghai-Hong Kong Stock Connect (“Stock Connect”), a mutual market access program designed to, among other things, enable foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. There are significant risks inherent in investing in China A-Shares through Stock Connect. The underdeveloped state of PRC’s investment and banking systems subjects the settlement, clearing, and registration of China A-Shares transactions to heightened risks. Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if either or both markets are closed on a U.S. trading day, the Portfolio may not be able to dispose of its China A-Shares in a timely manner, which could adversely affect the Portfolio’s performance.
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the
Voya Emerging Markets Index Portfolio
7

Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class S shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses.
Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Calendar Year Total Returns Class S
(as of December 31 of each year)

Best quarter: 1st 2012, 12.42% and Worst quarter: 3rd 2015, -17.54%
Average Annual Total Returns %
(for the periods ended December 31, 2017)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class I	%	36.65	2.98	N/A	5.62	12/19/11
MSCI Emerging Markets IndexSM[1]	%	37.28	4.35	N/A	7.05
Class S	%	36.35	2.84	N/A	5.46	12/19/11
MSCI Emerging Markets IndexSM[1]	%	37.28	4.35	N/A	7.05
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Steve Wetter Portfolio Manager (since 04/12)	Kai Yee Wong Portfolio Manager (since 06/13)
Purchase and Sale of Portfolio Shares
Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.
Tax Information
Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
Payments to Broker-Dealers and Other Financial Intermediaries
If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract
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Voya Emerging Markets Index Portfolio

or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary's website for more information.
Voya Emerging Markets Index Portfolio
9

Voya Euro STOXX 50® Index Portfolio
Investment Objective
The Portfolio seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the EURO STOXX 50® Index (“Index”).
Fees and Expenses of the Portfolio
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and expense example do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class		ADV	I
Management Fees	%	0.70	0.70
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None
Other Expenses	%	0.09	0.09
Total Annual Portfolio Operating Expenses	%	1.29	0.79
Waivers and Reimbursements[1]	%	(0.35)	(0.35)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.94	0.44
1	The adviser is contractually obligated to waive 0.35% of the management fee through May 1, 2019. Termination or modification of this obligation requires approval by the Portfolio’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$96	374	674	1,526
I	$45	217	404	945
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies, which are at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds that track the Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Under normal market conditions, the Portfolio invests all or substantially all of its assets in these securities.
The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
The Portfolio currently invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.
The Index is Europe's leading blue chip index for the Eurozone, which provides a blue chip representation of supersector leaders in the Eurozone. The Index includes 50 stocks from 12 Eurozone countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain. As of February 28, 2018, a portion of the Index was focused in the financials sector.
The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio's cash position as well as forward foreign currency exchange contracts to hedge currency risk. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.
The sub-adviser (“Sub-Adviser”) may sell a security when the security's percentage weighting in the Index is reduced, when the security is removed from the Index, or for other reasons.

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Voya Euro STOXX 50® Index Portfolio

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Principal Risks
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.
Focused Investing: To the extent that the Portfolio’s index is substantially composed of securities in a particular industry, sector, market segment, or geographic area, the Portfolio will allocate its investments to approximately the same extent as the index. As a result, the Portfolio may be subject to greater market fluctuation than a fund that is more broadly invested. Economic conditions, political or regulatory conditions, or natural or other disasters affecting the particular industry, sector, market segment, or geographic area in which the Portfolio focuses its investments will have a greater effect on the Portfolio, and if securities of a particular industry, sector, market segment, or geographic area as a group fall out of favor the Portfolio could underperform, or be more volatile than, funds that have greater diversification.
Foreign Investments: Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
Index Strategy: The index selected may underperform the overall market. To the extent the Portfolio seeks to track the index’s performance, the Portfolio will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent the Portfolio’s investments track its target index, such Portfolio may underperform other funds that invest more broadly. The correlation between the Portfolio’s performance and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. In addition, the Portfolio’s actual holdings might not match the index and the Portfolio’s effective exposure to index securities at any given time may not precisely correlate.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could
Voya Euro STOXX 50® Index Portfolio
11

have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Portfolio invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class ADV shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses.
Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
12
Voya Euro STOXX 50® Index Portfolio

Calendar Year Total Returns Class ADV
(as of December 31 of each year)

Best quarter: 3rd 2010, 20.69% and Worst quarter: 3rd 2011, -29.84%
Average Annual Total Returns %
(for the periods ended December 31, 2017)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class ADV	%	23.83	6.03	N/A	4.35	08/17/09
EURO STOXX 50® Index[1]	%	24.27	6.76	N/A	4.68
Class I	%	24.34	6.57	N/A	4.86	08/17/09
EURO STOXX 50® Index[1]	%	24.27	6.76	N/A	4.68
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Steve Wetter Portfolio Manager (since 04/12)	Kai Yee Wong Portfolio Manager (since 06/13)
Purchase and Sale of Portfolio Shares
Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.
Tax Information
Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
Payments to Broker-Dealers and Other Financial Intermediaries
If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary's website for more information.
Voya Euro STOXX 50® Index Portfolio
13

Voya FTSE 100 Index® Portfolio
Investment Objective
The Portfolio seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the FTSE 100 Index® (“Index”).
Fees and Expenses of the Portfolio
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and expense example do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class		ADV	I
Management Fees	%	0.70	0.70
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None
Other Expenses	%	0.07	0.07
Total Annual Portfolio Operating Expenses	%	1.27	0.77
Waivers and Reimbursements[1]	%	(0.35)	(0.35)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.92	0.42
1	The adviser is contractually obligated to waive 0.35% of the management fee through May 1, 2019. Termination or modification of this obligation requires approval by the Portfolio’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$94	368	663	1,503
I	$43	211	393	921
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies, which are at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds that track the Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Under normal market conditions, the Portfolio invests all or substantially all of its assets in these securities.
The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
The Portfolio currently invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.
The Index includes 100 of the most highly capitalized companies located in the United Kingdom listed on the London Stock Exchange. As of February 28, 2018, portions of the Index were focused in the financials sector, the energy sector, and the consumer staples sector.
The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio's cash position as well as forward foreign currency exchange contracts to hedge currency risk. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.
The sub-adviser (“Sub-Adviser”) may sell a security when the security's percentage weighting in the Index is reduced, when the security is removed from the Index, or for other reasons.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.

14
Voya FTSE 100 Index® Portfolio

Principal Risks
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.
Focused Investing: To the extent that the Portfolio’s index is substantially composed of securities in a particular industry, sector, market segment, or geographic area, the Portfolio will allocate its investments to approximately the same extent as the index. As a result, the Portfolio may be subject to greater market fluctuation than a fund that is more broadly invested. Economic conditions, political or regulatory conditions, or natural or other disasters affecting the particular industry, sector, market segment, or geographic area in which the Portfolio focuses its investments will have a greater effect on the Portfolio, and if securities of a particular industry, sector, market segment, or geographic area as a group fall out of favor the Portfolio could underperform, or be more volatile than, funds that have greater diversification.
Foreign Investments: Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
Index Strategy: The index selected may underperform the overall market. To the extent the Portfolio seeks to track the index’s performance, the Portfolio will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent the Portfolio’s investments track its target index, such Portfolio may underperform other funds that invest more broadly. The correlation between the Portfolio’s performance and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. In addition, the Portfolio’s actual holdings might not match the index and the Portfolio’s effective exposure to index securities at any given time may not precisely correlate.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Portfolio invests in fixed-income securities, an increase in market interest rates may lead to increased
Voya FTSE 100 Index® Portfolio
15

redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class ADV shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses.
Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
16
Voya FTSE 100 Index® Portfolio

Calendar Year Total Returns Class ADV
(as of December 31 of each year)

Best quarter: 3rd 2010, 20.23% and Worst quarter: 3rd 2011, -16.31%
Average Annual Total Returns %
(for the periods ended December 31, 2017)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class ADV	%	21.60	4.20	N/A	6.65	08/17/09
FTSE 100 Index®[1]	%	22.56	5.53	N/A	7.69
Class I	%	22.24	4.73	N/A	7.17	08/17/09
FTSE 100 Index®[1]	%	22.56	5.53	N/A	7.69
1	The index returns do not reflect deductions for fees, expenses, or taxes.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Steve Wetter Portfolio Manager (since 04/12)	Kai Yee Wong Portfolio Manager (since 06/13)
Purchase and Sale of Portfolio Shares
Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.
Tax Information
Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
Payments to Broker-Dealers and Other Financial Intermediaries
If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary's website for more information.
Voya FTSE 100 Index® Portfolio
17

Voya Hang Seng Index Portfolio
Investment Objective
The Portfolio seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Hang Seng Index (“Index”).
Fees and Expenses of the Portfolio
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and expense example do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class		ADV	I	S
Management Fees	%	0.70	0.70	0.70
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25
Other Expenses	%	0.17	0.17	0.17
Total Annual Portfolio Operating Expenses	%	1.37	0.87	1.12
Waivers, Reimbursements, and Recoupments[1]	%	(0.35)	(0.35)	(0.35)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.02	0.52	0.77
1	The adviser is contractually obligated to limit expenses to 1.25%, 0.75%, and 1.00% for Class ADV, Class I, and Class S, respectively, through May 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.35% of the management fee through May 1, 2019. Termination or modification of these obligations requires approval by the Portfolio’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$104	399	717	1,616
I	$53	243	448	1,040
S	$79	321	583	1,332
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was 9% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies, which are at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds that track the Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Under normal market conditions, the Portfolio invests all or substantially all of its assets in these securities.
The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
The Portfolio currently invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.
The Index is a free float-adjusted market-capitalization weighted index in Hong Kong. It is used to record and monitor daily changes of the largest companies of the Hong Kong stock market and is the main indicator of the overall market performance in Hong Kong. As of February 28, 2018, a portion of the Index was concentrated in the financials sector and a portion of the Index was invested in real estate-related securities, including real estate investment trusts.
The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

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Voya Hang Seng Index Portfolio

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio's cash position as well as forward foreign currency exchange contracts to hedge currency risk. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.
The sub-adviser (“Sub-Adviser”) may sell a security when the security's percentage weighting in the Index is reduced, when the security is removed from the Index, or for other reasons.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Principal Risks
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Concentration (Index): To the extent that the Portfolio’s index “concentrates,” as that term is defined in the 1940 Act, its assets in the securities of a particular industry or group of industries, the Portfolio will allocate its investments to approximately the same extent as the index. As a result, the Portfolio may be subject to greater market fluctuation than a fund that is more broadly invested across industries. Financial, economic, business, and other developments affecting issuers in a particular industry or group of industries, will have a greater effect on the Portfolio, and if securities of a particular industry or group of industries as a group fall out of favor, the Portfolio could underperform, or be more volatile than, funds that have greater industry diversification.
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.
Foreign Investments: Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
Index Strategy: The index selected may underperform the overall market. To the extent the Portfolio seeks to track the index’s performance, the Portfolio will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent the Portfolio’s investments track its target index, such Portfolio may underperform other funds that invest more broadly. The correlation between the Portfolio’s performance and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. In addition, the Portfolio’s actual holdings might not match the index and the Portfolio’s effective exposure to index securities at any given time may not precisely correlate.
Voya Hang Seng Index Portfolio
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Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Portfolio invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Issuer Non-Diversification: A “non-diversified” investment company is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result
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Voya Hang Seng Index Portfolio

in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class ADV shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses.
Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV
(as of December 31 of each year)

Best quarter: 3rd 2016, 12.86% and Worst quarter: 3rd 2011, -22.77%
Average Annual Total Returns %
(for the periods ended December 31, 2017)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class ADV	%	38.97	7.63	N/A	9.01	05/04/09
Hang Seng Index[1]	%	40.13	9.55	N/A	10.99
Class I	%	39.61	8.16	N/A	9.54	05/04/09
Hang Seng Index[1]	%	40.13	9.55	N/A	10.99
Class S	%	39.33	7.88	N/A	9.27	05/04/09
Hang Seng Index[1]	%	40.13	9.55	N/A	10.99
1	The index returns do not reflect deductions for fees, expenses, or taxes.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Steve Wetter Portfolio Manager (since 04/12)	Kai Yee Wong Portfolio Manager (since 06/13)
Purchase and Sale of Portfolio Shares
Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.
Tax Information
Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
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Payments to Broker-Dealers and Other Financial Intermediaries
If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary's website for more information.
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Voya Hang Seng Index Portfolio

Voya International Index Portfolio
Investment Objective
The Portfolio seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index (“Index”).
Fees and Expenses of the Portfolio
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and expense example do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class		ADV	I	S	S2
Management Fees	%	0.46	0.46	0.46	0.46
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40
Other Expenses	%	0.07	0.07	0.07	0.07
Total Annual Portfolio Operating Expenses	%	1.03	0.53	0.78	0.93
Waivers and Reimbursements[1]	%	(0.09)	(0.08)	(0.08)	(0.08)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.94	0.45	0.70	0.85
1	The adviser is contractually obligated to limit expenses to 1.00%, 0.50%, 0.75%, and 0.90% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2019. In addition, the adviser is contractually obligated to further limit expenses to 0.95%, 0.45%, 0.70%, and 0.85% for the Portfolio’s Class ADV, Class I, Class S, and Class S2 shares respectively, through May 1, 2019. These limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The distributor is contractually obligated to waive 0.01% of the distribution fee for Class ADV shares through May 1, 2019. Termination or modification of these obligations requires approval by the Portfolio’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$96	319	560	1,251
I	$46	162	288	657
S	$72	241	425	959
S2	$87	288	507	1,136
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies, which are at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds that track the Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Under normal market conditions, the Portfolio invests all, or substantially all of its assets in these securities.
The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
The Portfolio currently invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index (currently the MSCI EAFE® Index).
The MSCI EAFE® Index is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of Europe, Australasia, and the Far East. As of February 28, 2018, portions of the Index were focused in the financials sector and the industrials sector.
The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio's cash position as well as forward foreign currency exchange contracts

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to hedge currency risk. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.
The sub-adviser (“Sub-Adviser”) may sell a security when the security's percentage weighting in the Index is reduced, when the security is removed from the Index, or for other reasons.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Principal Risks
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.
Focused Investing: To the extent that the Portfolio’s index is substantially composed of securities in a particular industry, sector, market segment, or geographic area, the Portfolio will allocate its investments to approximately the same extent as the index. As a result, the Portfolio may be subject to greater market fluctuation than a fund that is more broadly invested. Economic conditions, political or regulatory conditions, or natural or other disasters affecting the particular industry, sector, market segment, or geographic area in which the Portfolio focuses its investments will have a greater effect on the Portfolio, and if securities of a particular industry, sector, market segment, or geographic area as a group fall out of favor the Portfolio could underperform, or be more volatile than, funds that have greater diversification.
Foreign Investments/Developing and Emerging Markets:
Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
Foreign investment risks may be greater in developing and emerging markets than in developed markets.
Index Strategy: The index selected may underperform the overall market. To the extent the Portfolio seeks to track the index’s performance, the Portfolio will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent the Portfolio’s investments track its target index, such Portfolio may underperform other funds that invest more broadly. The correlation between the Portfolio’s performance and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. In addition, the Portfolio’s actual holdings might not match the index and the Portfolio’s effective exposure to index securities at any given time may not precisely correlate.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be
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to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Portfolio invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class ADV shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses.
Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a
Voya International Index Portfolio
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Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV
(as of December 31 of each year)

Best quarter: 2nd 2009, 24.68% and Worst quarter: 3rd 2011, -20.14%
Average Annual Total Returns %
(for the periods ended December 31, 2017)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class ADV	%	24.19	6.83	N/A	2.51	03/10/08
MSCI EAFE® Index[1]	%	25.03	7.90	N/A	3.30
Class I	%	24.88	7.35	N/A	3.03	03/10/08
MSCI EAFE® Index[1]	%	25.03	7.90	N/A	3.30
Class S	%	24.51	7.07	N/A	2.76	03/10/08
MSCI EAFE® Index[1]	%	25.03	7.90	N/A	3.30
Class S2%		24.44	6.92	N/A	11.01	02/27/09
MSCI EAFE® Index[1]	%	25.03	7.90	N/A	11.64
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Steve Wetter Portfolio Manager (since 04/12)	Kai Yee Wong Portfolio Manager (since 06/13)
Purchase and Sale of Portfolio Shares
Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.
Tax Information
Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
Payments to Broker-Dealers and Other Financial Intermediaries
If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary's website for more information.
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Voya International Index Portfolio

Voya Japan TOPIX Index® Portfolio
Investment Objective
The Portfolio seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Tokyo Stock Price Index® (“Index”).
Fees and Expenses of the Portfolio
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and expense example do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class		ADV	I
Management Fees	%	0.70	0.70
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None
Other Expenses	%	0.08	0.08
Total Annual Portfolio Operating Expenses	%	1.28	0.78
Waivers and Reimbursements[1]	%	(0.35)	(0.35)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.93	0.43
1	The adviser is contractually obligated to waive 0.35% of the management fee through May 1, 2019. Termination or modification of this obligation requires approval by the Portfolio’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$95	371	669	1,514
I	$44	214	399	933
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies, which are at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds that track the Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Under normal market conditions, the Portfolio invests all or substantially all of its assets in these securities.
The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
The Portfolio currently invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.
The Index measures stock prices on the Tokyo Stock Exchange. This weighted Index lists all firms that are considered to be under the “first section” on the Tokyo Stock Exchange which groups all of the large firms on the exchange into one pool. The “second section” is the remaining smaller firms. As of February 28, 2018, portions of the Index were focused in the consumer discretionary sector and the industrials sector.
The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio's cash position as well as forward foreign currency exchange contracts to hedge currency risk. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.
The sub-adviser (“Sub-Adviser”) may sell a security when the security's percentage weighting in the Index is reduced, when the security is removed from the Index, or for other reasons.

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The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Principal Risks
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.
Focused Investing: To the extent that the Portfolio’s index is substantially composed of securities in a particular industry, sector, market segment, or geographic area, the Portfolio will allocate its investments to approximately the same extent as the index. As a result, the Portfolio may be subject to greater market fluctuation than a fund that is more broadly invested. Economic conditions, political or regulatory conditions, or natural or other disasters affecting the particular industry, sector, market segment, or geographic area in which the Portfolio focuses its investments will have a greater effect on the Portfolio, and if securities of a particular industry, sector, market segment, or geographic area as a group fall out of favor the Portfolio could underperform, or be more volatile than, funds that have greater diversification.
Foreign Investments: Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
Index Strategy: The index selected may underperform the overall market. To the extent the Portfolio seeks to track the index’s performance, the Portfolio will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent the Portfolio’s investments track its target index, such Portfolio may underperform other funds that invest more broadly. The correlation between the Portfolio’s performance and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. In addition, the Portfolio’s actual holdings might not match the index and the Portfolio’s effective exposure to index securities at any given time may not precisely correlate.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could
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Voya Japan TOPIX Index® Portfolio

have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Portfolio invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class ADV shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses.
Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
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Calendar Year Total Returns Class ADV
(as of December 31 of each year)

Best quarter: 1st 2013, 11.23% and Worst quarter: 3rd 2015, -10.57%
Average Annual Total Returns %
(for the periods ended December 31, 2017)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class ADV	%	25.41	10.98	N/A	6.84	08/17/09
TOPIX Index®[1]	%	26.55	12.33	N/A	8.04
Class I	%	25.93	11.53	N/A	7.38	08/17/09
TOPIX Index®[1]	%	26.55	12.33	N/A	8.04
1	The index returns do not reflect deductions for fees, expenses, or taxes.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Steve Wetter Portfolio Manager (since 04/12)	Kai Yee Wong Portfolio Manager (since 06/13)
Purchase and Sale of Portfolio Shares
Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.
Tax Information
Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
Payments to Broker-Dealers and Other Financial Intermediaries
If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary's website for more information.
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Voya Japan TOPIX Index® Portfolio

Voya RussellTM Large Cap Growth Index Portfolio
Investment Objective
The Portfolio seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index (“Index”).
Fees and Expenses of the Portfolio
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and expense example do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class		ADV	I	S
Management Fees	%	0.50	0.50	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25
Other Expenses	%	0.03	0.03	0.03
Total Annual Portfolio Operating Expenses	%	1.03	0.53	0.78
Waivers and Reimbursements[1]	%	(0.10)	(0.10)	(0.10)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.93	0.43	0.68
1	The adviser is contractually obligated to limit expenses to 0.93%, 0.43%, and 0.68% for Class ADV, Class I, and Class S shares, respectively, through May 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The adviser is contractually obligated to waive 0.10% of the management fee through May 1, 2019. Termination or modification of these obligations requires approval by the Portfolio’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$95	318	559	1,250
I	$44	160	286	655
S	$69	239	423	957
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies, which are at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds that track the Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Under normal market conditions, the Portfolio invests all or substantially all of its assets in these securities.
The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
The Portfolio currently invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.
The Index is an unmanaged index that measures the performance of the especially large cap segment of the U.S. equity universe represented by stocks in the largest 200 by market cap that exhibit growth characteristics. The Index includes Russell Top 200® Index companies with higher price-to-book ratios and higher forecasted growth values. The market capitalization of companies within the Index will change with market conditions. The market capitalization of companies in the Index as of December 31, 2017 ranged from $22.3 billion to $860.9 billion. As of February 28, 2018, a portion of the Index was concentrated in the information technology sector and a portion of the Index was focused in the consumer discretionary sector.

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The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio's cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.
The sub-adviser (“Sub-Adviser”) may sell a security when the security's percentage weighting in the Index is reduced, when the security is removed from the Index, or for other reasons.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Principal Risks
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Concentration (Index): To the extent that the Portfolio’s index “concentrates,” as that term is defined in the 1940 Act, its assets in the securities of a particular industry or group of industries, the Portfolio will allocate its investments to approximately the same extent as the index. As a result, the Portfolio may be subject to greater market fluctuation than a fund that is more broadly invested across industries. Financial, economic, business, and other developments affecting issuers in a particular industry or group of industries, will have a greater effect on the Portfolio, and if securities of a particular industry or group of industries as a group fall out of favor, the Portfolio could underperform, or be more volatile than, funds that have greater industry diversification.
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.
Focused Investing: To the extent that the Portfolio’s index is substantially composed of securities in a particular industry, sector, market segment, or geographic area, the Portfolio will allocate its investments to approximately the same extent as the index. As a result, the Portfolio may be subject to greater market fluctuation than a fund that is more broadly invested. Economic conditions, political or regulatory conditions, or natural or other disasters affecting the particular industry, sector, market segment, or geographic area in which the Portfolio focuses its investments will have a greater effect on the Portfolio, and if securities of a particular industry, sector, market segment, or geographic area as a group fall out of favor the Portfolio could underperform, or be more volatile than, funds that have greater diversification.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
Index Strategy: The index selected may underperform the overall market. To the extent the Portfolio seeks to track the index’s performance, the Portfolio will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent the Portfolio’s investments track its target index, such Portfolio may underperform other funds that invest more broadly. The correlation between the Portfolio’s performance and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. In addition, the Portfolio’s actual holdings might not match the index and the Portfolio’s effective exposure to index securities at any given time may not precisely correlate.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be
32
Voya RussellTM Large Cap Growth Index Portfolio

to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Portfolio invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class S shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses.
Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a
Voya RussellTM Large Cap Growth Index Portfolio
33

Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Calendar Year Total Returns Class S
(as of December 31 of each year)

Best quarter: 1st 2012, 14.50% and Worst quarter: 2nd 2010, -12.51%
Average Annual Total Returns %
(for the periods ended December 31, 2017)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class ADV	%	30.60	N/A	N/A	14.61	07/13/15
Russell Top 200® Growth Index[1]	%	31.92	N/A	N/A	15.65
Class I	%	31.26	17.58	N/A	16.95	05/01/09
Russell Top 200® Growth Index[1]	%	31.92	18.12	N/A	17.52
Class S	%	30.93	17.28	N/A	16.66	05/01/09
Russell Top 200® Growth Index[1]	%	31.92	18.12	N/A	17.52
1	The index returns do not reflect deductions for fees, expenses, or taxes.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Steve Wetter Portfolio Manager (since 04/12)	Kai Yee Wong Portfolio Manager (since 06/13)
Purchase and Sale of Portfolio Shares
Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.
Tax Information
Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
Payments to Broker-Dealers and Other Financial Intermediaries
If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary's website for more information.
34
Voya RussellTM Large Cap Growth Index Portfolio

Voya RussellTM Large Cap Index Portfolio
Investment Objective
The Portfolio seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index (“Index”).
Fees and Expenses of the Portfolio
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and expense example do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class		ADV	I	S	S2
Management Fees	%	0.35	0.35	0.35	0.35
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40
Other Expenses	%	0.03	0.03	0.03	0.03
Total Annual Portfolio Operating Expenses	%	0.88	0.38	0.63	0.78
Waivers and Reimbursements[2]	%	(0.02)	(0.02)	(0.02)	(0.02)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.86	0.36	0.61	0.76
1	Expense information has been restated to reflect current contractual rates.
2	The adviser is contractually obligated to limit expenses to 0.86%, 0.36%, 0.61%, and 0.76% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of this obligation requires approval by the Portfolio’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$88	279	486	1,082
I	$37	120	211	478
S	$62	200	349	784
S2	$78	247	431	964
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies, which are at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds that track the Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Under normal market conditions, the Portfolio invests all or substantially all of its assets in these securities.
The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
The Portfolio currently invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.
The Index is an unmanaged index that measures the performance of the 200 largest companies in the Russell 1000® Index, which together represent approximately 69% of the total market capitalization of the Russell 1000® Index. The market capitalization of companies within the Index will change with market conditions. The market capitalization of companies in the Index as of December 31, 2017 ranged from $7.0 billion to $860.9 billion. As of February 28, 2018, a portion of the Index was concentrated in the information technology sector and a portion of the Index was focused in the financials sector.

Voya RussellTM Large Cap Index Portfolio
35

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio's cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.
The sub-adviser (“Sub-Adviser”) may sell a security when the security's percentage weighting in the Index is reduced, when the security is removed from the Index, or for other reasons.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Principal Risks
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Concentration (Index): To the extent that the Portfolio’s index “concentrates,” as that term is defined in the 1940 Act, its assets in the securities of a particular industry or group of industries, the Portfolio will allocate its investments to approximately the same extent as the index. As a result, the Portfolio may be subject to greater market fluctuation than a fund that is more broadly invested across industries. Financial, economic, business, and other developments affecting issuers in a particular industry or group of industries, will have a greater effect on the Portfolio, and if securities of a particular industry or group of industries as a group fall out of favor, the Portfolio could underperform, or be more volatile than, funds that have greater industry diversification.
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.
Focused Investing: To the extent that the Portfolio’s index is substantially composed of securities in a particular industry, sector, market segment, or geographic area, the Portfolio will allocate its investments to approximately the same extent as the index. As a result, the Portfolio may be subject to greater market fluctuation than a fund that is more broadly invested. Economic conditions, political or regulatory conditions, or natural or other disasters affecting the particular industry, sector, market segment, or geographic area in which the Portfolio focuses its investments will have a greater effect on the Portfolio, and if securities of a particular industry, sector, market segment, or geographic area as a group fall out of favor the Portfolio could underperform, or be more volatile than, funds that have greater diversification.
Index Strategy: The index selected may underperform the overall market. To the extent the Portfolio seeks to track the index’s performance, the Portfolio will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent the Portfolio’s investments track its target index, such Portfolio may underperform other funds that invest more broadly. The correlation between the Portfolio’s performance and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. In addition, the Portfolio’s actual holdings might not match the index and the Portfolio’s effective exposure to index securities at any given time may not precisely correlate.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could
36
Voya RussellTM Large Cap Index Portfolio

have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Portfolio invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class ADV shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses.
Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Voya RussellTM Large Cap Index Portfolio
37

Calendar Year Total Returns Class ADV
(as of December 31 of each year)

Best quarter: 2nd 2009, 14.55% and Worst quarter: 3rd 2011, -13.05%
Average Annual Total Returns %
(for the periods ended December 31, 2017)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class ADV	%	21.96	15.08	N/A	9.16	03/10/08
Russell Top 200® Index[1]	%	22.96	16.01	N/A	10.09
Class I	%	22.57	15.66	N/A	9.72	03/10/08
Russell Top 200® Index[1]	%	22.96	16.01	N/A	10.09
Class S	%	22.27	15.36	N/A	9.44	03/10/08
Russell Top 200® Index[1]	%	22.96	16.01	N/A	10.09
Class S2%		22.08	15.20	N/A	16.89	02/27/09
Russell Top 200® Index[1]	%	22.96	16.01	N/A	17.87
1	The index returns do not reflect deductions for fees, expenses, or taxes.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Steve Wetter Portfolio Manager (since 04/12)	Kai Yee Wong Portfolio Manager (since 06/13)
Purchase and Sale of Portfolio Shares
Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.
Tax Information
Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
Payments to Broker-Dealers and Other Financial Intermediaries
If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary's website for more information.
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Voya RussellTM Large Cap Index Portfolio

Voya RussellTM Large Cap Value Index Portfolio
Investment Objective
The Portfolio seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index (“Index”).
Fees and Expenses of the Portfolio
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and expense example do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class		ADV	I	S
Management Fees	%	0.46	0.46	0.46
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25
Other Expenses	%	0.03	0.03	0.03
Total Annual Portfolio Operating Expenses	%	0.99	0.49	0.74
Waivers and Reimbursements[1]	%	(0.10)	(0.10)	(0.10)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.89	0.39	0.64
1	The adviser is contractually obligated to limit expenses to 0.93%, 0.43%, and 0.68% for Class ADV, Class I, and Class S shares, respectively, through May 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The adviser is contractually obligated to waive 0.10% of the management fee through May 1, 2019. Termination or modification of these obligations requires approval by the Portfolio’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$91	305	537	1,204
I	$40	147	264	606
S	$65	226	402	909
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies, which are at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds that track the Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Under normal market conditions, the Portfolio invests all or substantially all of its assets in these securities.
The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
The Portfolio currently invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.
The Index is an unmanaged index that measures the performance of the especially large cap segment of the U.S. equities universe represented by stocks in the largest 200 by market cap that exhibit value characteristics. The Index includes those Russell Top 200® Index companies that exhibit value characteristics, including lower price-to-book ratios and lower forecasted growth values. The market capitalization of companies within the Index will change with market conditions. The market capitalization of companies in the Index as of December 31, 2017 ranged from $7.0 billion to $489.2 billion. As of February 28, 2018, a portion of the Index was concentrated in the financials sector and a portion of the Index was focused in the health care sector.

Voya RussellTM Large Cap Value Index Portfolio
39

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio's cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.
The sub-adviser (“Sub-Adviser”) may sell a security when the security's percentage weighting in the Index is reduced, when the security is removed from the Index, or for other reasons.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Principal Risks
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Concentration (Index): To the extent that the Portfolio’s index “concentrates,” as that term is defined in the 1940 Act, its assets in the securities of a particular industry or group of industries, the Portfolio will allocate its investments to approximately the same extent as the index. As a result, the Portfolio may be subject to greater market fluctuation than a fund that is more broadly invested across industries. Financial, economic, business, and other developments affecting issuers in a particular industry or group of industries, will have a greater effect on the Portfolio, and if securities of a particular industry or group of industries as a group fall out of favor, the Portfolio could underperform, or be more volatile than, funds that have greater industry diversification.
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.
Focused Investing: To the extent that the Portfolio’s index is substantially composed of securities in a particular industry, sector, market segment, or geographic area, the Portfolio will allocate its investments to approximately the same extent as the index. As a result, the Portfolio may be subject to greater market fluctuation than a fund that is more broadly invested. Economic conditions, political or regulatory conditions, or natural or other disasters affecting the particular industry, sector, market segment, or geographic area in which the Portfolio focuses its investments will have a greater effect on the Portfolio, and if securities of a particular industry, sector, market segment, or geographic area as a group fall out of favor the Portfolio could underperform, or be more volatile than, funds that have greater diversification.
Index Strategy: The index selected may underperform the overall market. To the extent the Portfolio seeks to track the index’s performance, the Portfolio will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent the Portfolio’s investments track its target index, such Portfolio may underperform other funds that invest more broadly. The correlation between the Portfolio’s performance and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. In addition, the Portfolio’s actual holdings might not match the index and the Portfolio’s effective exposure to index securities at any given time may not precisely correlate.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could
40
Voya RussellTM Large Cap Value Index Portfolio

have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Portfolio invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Portfolio holds may not reach their full values. A particular risk of the Portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Portfolio’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such
Voya RussellTM Large Cap Value Index Portfolio
41

fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class S shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses.
Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Calendar Year Total Returns Class S
(as of December 31 of each year)

Best quarter: 4th 2011, 12.95% and Worst quarter: 3rd 2011, -15.40%
Average Annual Total Returns %
(for the periods ended December 31, 2017)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class ADV	%	13.05	N/A	N/A	9.48	07/13/15
Russell Top 200® Value Index[1]	%	13.83	N/A	N/A	10.38
Class I	%	13.46	13.37	N/A	13.95	05/01/09
Russell Top 200® Value Index[1]	%	13.83	13.78	N/A	14.37
Class S	%	13.19	13.10	N/A	13.67	05/01/09
Russell Top 200® Value Index[1]	%	13.83	13.78	N/A	14.37
1	The index returns do not reflect deductions for fees, expenses, or taxes.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Steve Wetter Portfolio Manager (since 04/12)	Kai Yee Wong Portfolio Manager (since 06/13)
Purchase and Sale of Portfolio Shares
Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.
Tax Information
Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
Payments to Broker-Dealers and Other Financial Intermediaries
If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary's website for more information.
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Voya RussellTM Large Cap Value Index Portfolio

Voya RussellTM Mid Cap Growth Index Portfolio
Investment Objective
The Portfolio seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index (“Index”).
Fees and Expenses of the Portfolio
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and expense example do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class		I	S	S2
Management Fee	%	0.50	0.50	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	None	0.25	0.40
Other Expenses	%	0.05	0.05	0.05
Total Annual Portfolio Operating Expenses	%	0.55	0.80	0.95
Waivers and Reimbursements[2]	%	(0.15)	(0.15)	(0.15)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.40	0.65	0.80
1	Expense information has been restated to reflect current contractual rates.
2	The adviser is contractually obligated to limit expenses to 0.40%, 0.65%, and 0.80% for Class I, Class S, and Class S2 shares, respectively, through May 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. In addition, the adviser is contractually obligated to waive 0.10% of the management fee through May 1, 2019. Termination or modification of these obligations requires approval by the Portfolio’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$41	161	292	675
S	$66	240	429	976
S2	$82	288	511	1,153
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies, which are at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds that track the Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Under normal market conditions, the Portfolio invests all or substantially all of its assets in these securities.
The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
The Portfolio currently invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.
The Index is an unmanaged index that measures the performance of the mid-cap growth segment of the U.S. equity universe. The Index includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The market capitalization of companies within the Index will change with market conditions. The market capitalization of companies in the Index as of December 31, 2017 ranged from $653.7 million to $62.5 billion. As of February 28, 2018, a portion of the Index was concentrated in the information technology sector and portions of the Index were focused in the consumer discretionary sector and the industrials sector.

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43

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio's cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.
The sub-adviser (“Sub-Adviser”) may sell a security when the security's percentage weighting in the Index is reduced, when the security is removed from the Index, or for other reasons.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Principal Risks
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Concentration (Index): To the extent that the Portfolio’s index “concentrates,” as that term is defined in the 1940 Act, its assets in the securities of a particular industry or group of industries, the Portfolio will allocate its investments to approximately the same extent as the index. As a result, the Portfolio may be subject to greater market fluctuation than a fund that is more broadly invested across industries. Financial, economic, business, and other developments affecting issuers in a particular industry or group of industries, will have a greater effect on the Portfolio, and if securities of a particular industry or group of industries as a group fall out of favor, the Portfolio could underperform, or be more volatile than, funds that have greater industry diversification.
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.
Focused Investing: To the extent that the Portfolio’s index is substantially composed of securities in a particular industry, sector, market segment, or geographic area, the Portfolio will allocate its investments to approximately the same extent as the index. As a result, the Portfolio may be subject to greater market fluctuation than a fund that is more broadly invested. Economic conditions, political or regulatory conditions, or natural or other disasters affecting the particular industry, sector, market segment, or geographic area in which the Portfolio focuses its investments will have a greater effect on the Portfolio, and if securities of a particular industry, sector, market segment, or geographic area as a group fall out of favor the Portfolio could underperform, or be more volatile than, funds that have greater diversification.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
Index Strategy: The index selected may underperform the overall market. To the extent the Portfolio seeks to track the index’s performance, the Portfolio will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent the Portfolio’s investments track its target index, such Portfolio may underperform other funds that invest more broadly. The correlation between the Portfolio’s performance and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. In addition, the Portfolio’s actual holdings might not match the index and the Portfolio’s effective exposure to index securities at any given time may not precisely correlate.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be
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Voya RussellTM Mid Cap Growth Index Portfolio

to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Portfolio invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
Mid-Capitalization Company: Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, smaller size, limited markets and financial resources, narrow product lines, less management depth, and more reliance on key personnel. Consequently, the securities of mid-capitalization companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class S2 shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses.
Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into
Voya RussellTM Mid Cap Growth Index Portfolio
45

account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Calendar Year Total Returns Class S2
(as of December 31 of each year)

Best quarter: 3rd 2010, 14.63% and Worst quarter: 3rd 2011, -19.53%
Average Annual Total Returns %
(for the periods ended December 31, 2017)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class I	%	24.67	14.87	N/A	16.53	05/01/09
Russell Midcap® Growth Index[1]	%	25.27	15.30	N/A	16.91
Class S	%	24.36	14.58	N/A	16.25	05/01/09
Russell Midcap® Growth Index[1]	%	25.27	15.30	N/A	16.91
Class S2%		24.19	14.42	N/A	16.08	05/01/09
Russell Midcap® Growth Index[1]	%	25.27	15.30	N/A	16.91
1	The index returns do not reflect deductions for fees, expenses, or taxes.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Steve Wetter Portfolio Manager (since 04/12)	Kai Yee Wong Portfolio Manager (since 06/13)
Purchase and Sale of Portfolio Shares
Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.
Tax Information
Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes.
See the contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
Payments to Broker-Dealers and Other Financial Intermediaries
If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary's website for more information.
46
Voya RussellTM Mid Cap Growth Index Portfolio

Voya RussellTM Mid Cap Index Portfolio
Investment Objective
The Portfolio seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index (“Index”).
Fees and Expenses of the Portfolio
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and expense example do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class		ADV	I	S	S2
Management Fees	%	0.41	0.41	0.41	0.41
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40
Other Expenses	%	0.03	0.03	0.03	0.03
Total Annual Portfolio Operating Expenses	%	0.94	0.44	0.69	0.84
Waivers and Reimbursements[2]	%	(0.04)	(0.04)	(0.04)	(0.04)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.90	0.40	0.65	0.80
1	Expense information has been restated to reflect current contractual rates.
2	The adviser is contractually obligated to limit expenses to 0.90%, 0.40%, 0.65%, and 0.80% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of this obligation requires approval by the Portfolio’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$92	296	516	1,151
I	$41	137	242	551
S	$66	217	380	855
S2	$82	264	462	1,033
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was 9% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies, which are at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds that track the Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Under normal market conditions, the Portfolio invests all or substantially all of its assets in these securities.
The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
The Portfolio currently invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.
The Index is an unmanaged index that measures the performance of the 800 smaller companies in the Russell 1000® Index, which together represent approximately 31% of the total market capitalization of the Russell 1000® Index. The market capitalization of companies within the Index will change with market conditions. The market capitalization of companies in the Index as of December 31, 2017 ranged from $653.7 million to $62.5 billion. As of February 28, 2018, portions of the Index were focused in the industrials sector, the financials sector, and the information technology sector and a portion of the Index was invested in real estate-related securities, including real estate investment trusts.

Voya RussellTM Mid Cap Index Portfolio
47

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio's cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.
The sub-adviser (“Sub-Adviser”) may sell a security when the security's percentage weighting in the Index is reduced, when the security is removed from the Index, or for other reasons.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Principal Risks
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.
Focused Investing: To the extent that the Portfolio’s index is substantially composed of securities in a particular industry, sector, market segment, or geographic area, the Portfolio will allocate its investments to approximately the same extent as the index. As a result, the Portfolio may be subject to greater market fluctuation than a fund that is more broadly invested. Economic conditions, political or regulatory conditions, or natural or other disasters affecting the particular industry, sector, market segment, or geographic area in which the Portfolio focuses its investments will have a greater effect on the Portfolio, and if securities of a particular industry, sector, market segment, or geographic area as a group fall out of favor the Portfolio could underperform, or be more volatile than, funds that have greater diversification.
Index Strategy: The index selected may underperform the overall market. To the extent the Portfolio seeks to track the index’s performance, the Portfolio will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent the Portfolio’s investments track its target index, such Portfolio may underperform other funds that invest more broadly. The correlation between the Portfolio’s performance and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. In addition, the Portfolio’s actual holdings might not match the index and the Portfolio’s effective exposure to index securities at any given time may not precisely correlate.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Portfolio invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further
48
Voya RussellTM Mid Cap Index Portfolio

inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
Mid-Capitalization Company: Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, smaller size, limited markets and financial resources, narrow product lines, less management depth, and more reliance on key personnel. Consequently, the securities of mid-capitalization companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class ADV shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses.
Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Voya RussellTM Mid Cap Index Portfolio
49

Calendar Year Total Returns Class ADV
(as of December 31 of each year)

Best quarter: 2nd 2009, 20.60% and Worst quarter: 3rd 2011, -19.14%
Average Annual Total Returns %
(for the periods ended December 31, 2017)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class ADV	%	17.39	13.92	N/A	9.97	03/10/08
Russell Midcap® Index[1]	%	18.52	14.96	N/A	10.91
Class I	%	17.97	14.48	N/A	10.51	03/10/08
Russell Midcap® Index[1]	%	18.52	14.96	N/A	10.91
Class S	%	17.67	14.20	N/A	10.23	03/10/08
Russell Midcap® Index[1]	%	18.52	14.96	N/A	10.91
Class S2%		17.47	14.04	N/A	18.81	02/27/09
Russell Midcap® Index[1]	%	18.52	14.96	N/A	19.71
1	The index returns do not reflect deductions for fees, expenses, or taxes.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Steve Wetter Portfolio Manager (since 04/12)	Kai Yee Wong Portfolio Manager (since 06/13)
Purchase and Sale of Portfolio Shares
Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.
Tax Information
Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
Payments to Broker-Dealers and Other Financial Intermediaries
If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary's website for more information.
50
Voya RussellTM Mid Cap Index Portfolio

Voya RussellTM Small Cap Index Portfolio
Investment Objective
The Portfolio seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index (“Index”).
Fees and Expenses of the Portfolio
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and expense example do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class		ADV	I	S	S2
Management Fees	%	0.43	0.43	0.43	0.43
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40
Other Expenses	%	0.03	0.03	0.03	0.03
Total Annual Portfolio Operating Expenses	%	0.96	0.46	0.71	0.86
Waivers and Reimbursements[1]	%	(0.01)	(0.01)	(0.01)	(0.01)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.95	0.45	0.70	0.85
1	The adviser is contractually obligated to limit expenses to 0.95%, 0.45%, 0.70%, and 0.85% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Portfolio’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$97	305	530	1,177
I	$46	147	257	578
S	$72	226	394	882
S2	$87	273	476	1,060
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies, which are at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds that track the Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Under normal market conditions, the Portfolio invests all or substantially all of its assets in these securities.
The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
The Portfolio currently invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.
The Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which together represent approximately 10% of the total market capitalization of the Russell 3000® Index. The market capitalization of companies within the Index will change with market conditions. The market capitalization of companies in the Index as of December 31, 2017 ranged from $22.7 million to $9.4 billion. As of February 28, 2018, portions of the Index were focused in the industrials sector, the health care sector, the financials sector, and the information technology sector and a portion of the Index was invested in real estate-related securities, including real estate investment trusts.

Voya RussellTM Small Cap Index Portfolio
51

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio's cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.
The sub-adviser (“Sub-Adviser”) may sell a security when the security's percentage weighting in the Index is reduced, when the security is removed from the Index, or for other reasons.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Principal Risks
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.
Focused Investing: To the extent that the Portfolio’s index is substantially composed of securities in a particular industry, sector, market segment, or geographic area, the Portfolio will allocate its investments to approximately the same extent as the index. As a result, the Portfolio may be subject to greater market fluctuation than a fund that is more broadly invested. Economic conditions, political or regulatory conditions, or natural or other disasters affecting the particular industry, sector, market segment, or geographic area in which the Portfolio focuses its investments will have a greater effect on the Portfolio, and if securities of a particular industry, sector, market segment, or geographic area as a group fall out of favor the Portfolio could underperform, or be more volatile than, funds that have greater diversification.
Index Strategy: The index selected may underperform the overall market. To the extent the Portfolio seeks to track the index’s performance, the Portfolio will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent the Portfolio’s investments track its target index, such Portfolio may underperform other funds that invest more broadly. The correlation between the Portfolio’s performance and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. In addition, the Portfolio’s actual holdings might not match the index and the Portfolio’s effective exposure to index securities at any given time may not precisely correlate.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Portfolio invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further
52
Voya RussellTM Small Cap Index Portfolio

inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
Small-Capitalization Company: Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, small size, limited markets and financial resources, narrow product lines, less management depth and more reliance on key personnel. The securities of smaller companies are subject to liquidity risk as they are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class ADV shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses.
Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Voya RussellTM Small Cap Index Portfolio
53

Calendar Year Total Returns Class ADV
(as of December 31 of each year)

Best quarter: 2nd 2009, 20.27% and Worst quarter: 3rd 2011, -21.79%
Average Annual Total Returns %
(for the periods ended December 31, 2017)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class ADV	%	13.65	13.39	N/A	10.06	03/10/08
Russell 2000® Index[1]	%	14.65	14.12	N/A	10.81
Class I	%	14.27	13.97	N/A	10.61	03/10/08
Russell 2000® Index[1]	%	14.65	14.12	N/A	10.81
Class S	%	13.97	13.68	N/A	10.32	03/10/08
Russell 2000® Index[1]	%	14.65	14.12	N/A	10.81
Class S2%		13.76	13.52	N/A	17.75	02/27/09
Russell 2000® Index[1]	%	14.65	14.12	N/A	18.44
1	The index returns do not reflect deductions for fees, expenses, or taxes.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Steve Wetter Portfolio Manager (since 04/12)	Kai Yee Wong Portfolio Manager (since 06/13)
Purchase and Sale of Portfolio Shares
Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.
Tax Information
Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
Payments to Broker-Dealers and Other Financial Intermediaries
If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary's website for more information.
54
Voya RussellTM Small Cap Index Portfolio

Voya U.S. Bond Index Portfolio
Investment Objective
The Portfolio seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index (“Index”).
Fees and Expenses of the Portfolio
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and expense example do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class		ADV	I	S	S2
Management Fees	%	0.38	0.38	0.38	0.38
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40
Other Expenses	%	0.03	0.03	0.03	0.03
Total Annual Portfolio Operating Expenses	%	0.91	0.41	0.66	0.81
Waivers and Reimbursements[1]	%	(0.01)	(0.01)	(0.01)	(0.01)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.90	0.40	0.65	0.80
1	The adviser is contractually obligated to limit expenses to 0.90%, 0.40%, 0.65%, and 0.80% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2019. The limitation does not extend to interest, taxes, interest-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Portfolio’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$92	289	503	1,119
I	$41	131	229	517
S	$66	210	367	822
S2	$82	258	449	1,001
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was 155% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in investment-grade debt instruments rated at least A by Moody's Investors Service, Inc., at least A by S&P Global Ratings, or are of comparable quality if unrated, which are at the time of purchase, included in the Index; derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds that track the Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Under normal market conditions, the Portfolio invests all, or substantially all, of its assets in these securities. The Portfolio may also invest in To Be Announced (“TBA”) purchase commitments. TBAs shall be deemed included in the Index upon entering into the contract for the TBA if the underlying securities are included in the Index.
The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
The Portfolio invests principally in bonds and employs a “passive management” approach designed to track the performance of the Index.
The Index is an unmanaged index of publicly issued investment-grade U.S. government, mortgage-backed, asset-backed, and corporate debt instruments.
The Portfolio uses quantitative techniques to match the expected return of the Index for changes in spreads and interest rates. The process results in a Portfolio that will hold debt instruments

Voya U.S. Bond Index Portfolio
55

in proportions that differ from those represented in the Index. The Portfolio maintains a weighted average effective duration within one year on either side of the duration of the Index, which generally ranges between 3.5 and 6 years. Duration is the most commonly used measure of risk in debt instruments as it incorporates multiple features of the debt instruments (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a debt security to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are expected to be received. The weights are the amounts of the payments discounted by the yield-to-maturity of the debt instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest-rate risk or reward for the debt instrument prices. For example, the price of a bond with an average duration of five years would be expected to fall approximately 5% if interest rates rose by 1%. Conversely, the price of a bond with an average duration of five years would be expected to rise approximately 5% if interest rates drop by 1%.
Generally, the Portfolio will not hold all of the same debt instruments as the Index. The Portfolio may also invest in futures as a substitute for the sale or purchase of debt instruments in the Index and to provide fixed-income exposure to the Portfolio's cash position. Although the Portfolio attempts to closely track the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage versus the Index.
The sub-adviser (“Sub-Adviser”) may sell a security when the security's percentage weighting in the Index is reduced, when the security is removed from the Index, or for other reasons.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Principal Risks
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.
Index Strategy: The index selected may underperform the overall market. To the extent the Portfolio seeks to track the index’s performance, the Portfolio will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent the Portfolio’s investments track its target index, such Portfolio may underperform other funds that invest more broadly. The correlation between the Portfolio’s performance and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. In addition, the Portfolio’s actual holdings might not match the index and the Portfolio’s effective exposure to index securities at any given time may not precisely correlate.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Portfolio invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Portfolios that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Mistakes in the construction
56
Voya U.S. Bond Index Portfolio

and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for the Portfolio.
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.
Mortgage- and/or Asset-Backed Securities: Defaults on, or low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities may impair the value of these securities and result in losses. There may be limitations on the enforceability of any security interest or collateral granted with respect to those underlying assets and the value of collateral may not satisfy the obligation upon default. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Portfolio to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Portfolio may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
U.S. Government Securities and Obligations: U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.
When Issued and Delayed Delivery Securities and Forward Commitments: When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. These investments may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class ADV shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses.
Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a
Voya U.S. Bond Index Portfolio
57

Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV
(as of December 31 of each year)

Best quarter: 3rd, 2009, 3.56% and Worst quarter: 4th, 2016, -3.25%
Average Annual Total Returns %
(for the periods ended December 31, 2017)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class ADV	%	2.68	1.24	N/A	3.09	03/10/08
Bloomberg Barclays U.S. Aggregate Bond Index[1]	%	3.54	2.10	N/A	3.98
Class I	%	3.19	1.75	N/A	3.59	03/07/08
Bloomberg Barclays U.S. Aggregate Bond Index[1]	%	3.54	2.10	N/A	4.01
Class S	%	2.94	1.50	N/A	3.32	03/10/08
Bloomberg Barclays U.S. Aggregate Bond Index[1]	%	3.54	2.10	N/A	3.98
Class S2%		2.78	1.34	N/A	3.32	02/27/09
Bloomberg Barclays U.S. Aggregate Bond Index[1]	%	3.54	2.10	N/A	4.09
1	The index returns do not reflect deductions for fees, expenses, or taxes.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Bob Kase, CFA Portfolio Manager (since 02/12)	Matthew Toms, CFA Portfolio Manager (since 02/12)
Purchase and Sale of Portfolio Shares
Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.
Tax Information
Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
Payments to Broker-Dealers and Other Financial Intermediaries
If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary's website for more information.
58
Voya U.S. Bond Index Portfolio

KEY PORTFOLIO INFORMATION

This Prospectus contains information about each Portfolio and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.
Each Portfolio's Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works, and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from each Portfolio.
Neither this Prospectus, nor the related SAI, nor other communications to shareholders, such as proxy statements, is intended, or should be read, to be or give rise to an agreement or contract between Voya Variable Portfolios, Inc., the Directors, or each Portfolio and any investor, or to give rise to any rights to any shareholder or other person other than any rights under federal or state law.
Other Voya mutual funds may also be offered to the public that have similar names, investment objectives, and principal investment strategies as those of a Portfolio. You should be aware that each Portfolio is likely to differ from these other Voya mutual funds in size and cash flow pattern. Accordingly, the performance of each Portfolio can be expected to vary from those of other Voya mutual funds.
Other mutual funds and/or funds-of-funds may invest in a Portfolio. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder or under the terms of an exemptive order granted by the SEC.
Each Portfolio is a series of Voya Variable Portfolios, Inc. (“Company”), a Maryland corporation. Each Portfolio is managed by Voya Investments, LLC (“Voya Investments” or “Adviser”).
Portfolio shares may be classified into different classes of shares. The classes of shares of a Portfolio would be identical except for different expenses, certain related rights, and certain shareholder services. All share classes of a Portfolio have a common investment objective and investment portfolio. This Prospectus only offers the classes of shares listed on the cover of this Prospectus. Additional share classes of a Portfolio may be offered through a different prospectus.
Fundamental Investment Policies
Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Directors (“Board”) and/or the Adviser may change any other policies and investment strategies.
Non-Fundamental Investment Policies
Each Portfolio has adopted non-fundamental investment policies to invest each Portfolio's assets in securities that are consistent with each Portfolio's name. For more information about these policies, please consult the SAI.
Portfolio Diversification
Each Portfolio's diversification status is outlined in the table below. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or other investment companies). A non-diversified fund is not limited by the Investment Company Act of 1940 as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”) in the percentage of its assets that it may invest in the obligations of a single issuer.
Portfolio	Diversified	Non-Diversified
Voya Australia Index Portfolio		X
Voya Emerging Markets Index Portfolio	X
Voya Euro STOXX 50® Index Portfolio	X
Voya FTSE 100 Index® Portfolio	X
Voya Hang Seng Index Portfolio		X
Voya International Index Portfolio	X
Voya Japan TOPIX Index® Portfolio	X
Voya RussellTM Large Cap Growth Index Portfolio	X
59

KEY PORTFOLIO INFORMATION (continued)

Portfolio	Diversified	Non-Diversified
Voya RussellTM Large Cap Index Portfolio	X
Voya RussellTM Large Cap Value Index Portfolio	X
Voya RussellTM Mid Cap Growth Index Portfolio	X
Voya RussellTM Mid Cap Index Portfolio	X
Voya RussellTM Small Cap Index Portfolio	X
Voya U.S. Bond Index Portfolio	X
Investor Diversification
Although each Portfolio is designed to serve as a component of a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate a Portfolio in the context of your personal financial situation, investment objectives, and other investments.
Temporary Defensive Strategies
When the Adviser or sub-adviser anticipates unusual market, economic, political, or other conditions, a Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, a Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.
Percentage and Rating Limitations
The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.
Investment Not Guaranteed
Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.
Shareholder Reports
Each Portfolio's fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.
60

MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About the Investment Objective
Each Portfolio's investment objective is non-fundamental and may be changed by a vote of the Portfolio's Board, without shareholder approval. A Portfolio will provide 60 days' prior written notice of any change in a non-fundamental investment objective. There is no guarantee a Portfolio will achieve its investment objective.
Additional Information About Principal Investment Strategies
For a complete description of each Portfolio's principal investment strategies, please see the Portfolio's summary prospectus or the summary section of this Prospectus.
Additional Information About the Principal Risks
All mutual funds involve risk - some more than others - and there is always the chance that you could lose money or not earn as much as you hope. Each Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. Below is a discussion of the principal risks associated with certain of the types of securities in which a Portfolio may invest and certain of the investment practices that a Portfolio may use. For more information about these and other types of securities and investment techniques that may be used by each Portfolio, see the SAI.
Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or sub-adviser can decide whether to use them. A Portfolio may invest in these securities or use these techniques as part of the Portfolio's principal investment strategies. However, the Adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of a Portfolio's principal investment strategies.
The discussions below expand on the risks included in each Portfolio's summary section of the Prospectus. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Portfolio.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Concentration (Index): To the extent that a Portfolio’s index “concentrates,” as that term is defined in the 1940 Act, its assets in the securities of a particular industry or group of industries, a Portfolio will allocate its investments to approximately the same extent as the index. As a result, a Portfolio may be subject to greater market fluctuation than a fund that is more broadly invested across industries. Financial, economic, business, and other developments affecting issuers in a particular industry or group of industries, will have a greater effect on a Portfolio, and if securities of a particular industry or group of industries as a group fall out of favor, a Portfolio could underperform, or be more volatile than, funds that have greater industry diversification.
•	Financial Services Sector: Investments in the financial services sector may be subject to credit risk, interest rate risk, and regulatory risk, among others. Banks and other financial institutions can be affected by such factors as downturns in the U.S. and foreign economies and general economic cycles, fiscal and monetary policy, adverse developments in the real estate market, the deterioration or failure of other financial institutions, and changes in banking or securities regulations.
•	Technology Sector: Technology related companies are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, evolving industry standards, changing customer demands and the potential for limited earnings and/or falling profit margins. The failure of a company to adapt to such changes could have a material adverse effect on the company’s business, results of operations, and financial condition. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the values of their securities. Many technology companies have limited operating histories. Prices of technology companies’ securities historically have been more volatile than those of many other securities, especially over the short term.
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks
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into which they convert, they are subject to market risk. The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. Convertible securities may be rated below investment grade and therefore subject to greater levels of credit risk and liquidity risk. In the event the issuer of a convertible security is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, a Portfolio could lose money; such events may also have the effect of reducing a Portfolio's distributable income. There is a risk that a Portfolio may convert a convertible security at an inopportune time, which may decrease Portfolio returns.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Currency: To the extent that a Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forward foreign currency exchange contracts, and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country's derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.
Focused Investing: To the extent that a Portfolio’s index is substantially composed of securities in a particular industry, sector, market segment, or geographic area, a Portfolio will allocate its investments to approximately the same extent as the index. As a result, a Portfolio may be subject to greater market fluctuation than a fund that is more broadly invested. Economic conditions, political or regulatory conditions, or natural or other disasters affecting the particular
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industry, sector, market segment, or geographic area in which a Portfolio focuses its investments will have a greater effect on a Portfolio, and if securities of a particular industry, sector, market segment, or geographic area as a group fall out of favor a Portfolio could underperform, or be more volatile than, funds that have greater diversification.
•	Consumer Sectors: Investments of companies involved in the consumer sectors may be affected by changes in the domestic and international economy, exchange rates, competition, consumer’s disposable income, and consumer preferences.
•	Energy Sector: The values of companies in the energy sector can be highly volatile. Investments in companies in the energy sector are subject to risks related to fluctuations in energy prices, which can be the result of, among other things, geopolitical developments, changes in economic conditions, changes in currency exchange rates, interest rates, developments in energy exploration and production, terrorist acts, and natural disasters. Energy companies may also be affected by changes in transportation and storage costs, changes in labor costs, and the development of alternative energy sources and energy conservation activities. These companies are at risk of environmental damage claims and other potential civil liabilities.
•	Financial Services Sector: Investments in the financial services sector may be subject to credit risk, interest rate risk, and regulatory risk, among others. Banks and other financial institutions can be affected by such factors as downturns in the U.S. and foreign economies and general economic cycles, fiscal and monetary policy, adverse developments in the real estate market, the deterioration or failure of other financial institutions, and changes in banking or securities regulations.
•	Health Care Sector: Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete and are also often dependent on access to resources and on the developer’s ability to receive patents from regulatory agencies. Many health care companies are also subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of health and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.
•	Industrials Sector: The industrials sector includes companies whose businesses are dominated by one of the following activities: the manufacture and distribution of capital goods, including aerospace and defense, construction, engineering and building products, electrical equipment, and industrial machinery; the provision of commercial services and supplies, including printing, employment, environmental, and office services; and the provision of transportation services, including airlines, couriers, marine, road and rail, and transportation infrastructure. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability, and general economic conditions, among other factors.
•	Materials Sector: The materials sector includes companies in the following industry groups: forestry and paper, chemicals, industrial metals, and mining. Companies in the basic materials sector may be adversely impacted by changes in commodity prices or exchange rates, depletion of resources, over-production, litigation, and government regulations, among other factors. The chemicals industry may be significantly affected by intense competition, product obsolescence, raw materials prices, and government regulation, and may be subject to risks associated with the production, handling, disposal of hazardous components, and litigation and claims arising out of environmental contamination.
•	Technology Sector: Technology related companies are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, evolving industry standards, changing customer demands and the potential for limited earnings and/or falling profit margins. The failure of a company to adapt to such changes could have a material adverse effect on the company’s business, results of operations, and financial condition. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the values of their securities. Many technology companies have limited operating histories. Prices of technology companies’ securities historically have been more volatile than those of many other securities, especially over the short term.
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Foreign Investments/Developing and Emerging Markets: To the extent a Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, replacement of currency, potential for default on sovereign debt, trade or diplomatic disputes, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations, creation of monopolies, and seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on international aid, agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures and legal systems, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, volatile currency exchange rates, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets generally.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments may lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.
Index Strategy: The index selected may underperform the overall market. To the extent a Portfolio seeks to track the index’s performance, a Portfolio will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent a Portfolio’s investments track its target index, such Portfolio may underperform other funds that invest more broadly. The correlation between a Portfolio’s performance and index performance may be affected by a Portfolio’s expenses and the timing of purchases and redemptions of a Portfolio’s shares. In addition, a Portfolio’s actual holdings might not match the index and a Portfolio’s effective exposure to index securities at any given time may not precisely correlate.
Index Strategy for Voya Emerging Markets Index Portfolio: The index selected may underperform the overall market. To the extent a Portfolio seeks to track the index’s performance, a Portfolio will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent a Portfolio’s investments track its target index, such Portfolio may underperform other funds that invest more broadly. The correlation between a Portfolio’s performance and index performance may be affected by a Portfolio’s expenses and the timing of purchases and redemptions of a Portfolio’s shares. In addition, a Portfolio’s actual holdings might not match the index and a Portfolio’s effective exposure to index securities at any given time may not precisely correlate. In addition, compliance with recent sanctions imposed by the United States or other governments against certain Russian issuers whose securities are included in the Portfolio’s index may impair the Portfolio’s ability to purchase, sell, receive, deliver or obtain exposure to those securities, and interfere with the Portfolio’s ability to track its index.
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Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that a Portfolio invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Investing through Stock Connect: Shares in mainland China-based companies that trade on Chinese stock exchanges such as the Shanghai Stock Exchange and the Shenzhen Stock Exchange (“China A-Shares”) may be purchased directly or indirectly through the Shanghai-Hong Kong Stock Connect (“Stock Connect”), a mutual market access program designed to, among other things, enable foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. There are significant risks inherent in investing in China A-Shares through Stock Connect. The underdeveloped state of PRC’s investment and banking systems subjects the settlement, clearing, and registration of China A-Shares transactions to heightened risks. Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if either or both markets are closed on a U.S. trading day, a Portfolio may not be able to dispose of its China A-Shares in a timely manner, which could adversely affect a Portfolio’s performance.
Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. The proprietary models used by a manager to evaluate securities or securities markets are based on the manager’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models. Portfolios that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Mistakes in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for a Portfolio.
Issuer Non-Diversification: A “non-diversified” investment company is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified” and could underperform compared to such funds. Even though classified as non-diversified, a Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, a Portfolio would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.
Liquidity: If a security is illiquid, a Portfolio might be unable to sell the security at a time when a Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing a Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by a Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.
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Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Mid-Capitalization Company: Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, smaller size, limited markets and financial resources, narrow product lines, less management depth, and more reliance on key personnel. Consequently, the securities of mid-capitalization companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.
Mortgage- and/or Asset-Backed Securities: Defaults on, or low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities may impair the value of these securities and result in losses. There may be limitations on the enforceability of any security interest or collateral granted with respect to those underlying assets and the value of collateral may not satisfy the obligation upon default. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities. The value of longer-term securities generally changes more in response to changes in market interest rates than shorter term securities.
These securities may be significantly affected by government regulation, market interest rates, market perception of the creditworthiness of an issuer servicer, and loan-to-value ratio of the underlying assets. During an economic downturn, the mortgages, commercial or consumer loans, trade or credit card receivables, installment purchase obligations, leases, or other debt obligations underlying an asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of a Portfolio. The investment policies of the other investment companies may not be the same as those of a Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which a Portfolio is typically subject.
ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an index. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) an active trading market for an ETF’s shares may not develop or be maintained; or (ii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or
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the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Other investment companies include Holding Company Depositary Receipts (“HOLDRs”). Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose a Portfolio to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, a Portfolio may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject a Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, environmental problems, overbuilding, high foreclosure rates and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, market interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses. A Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, a Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that a Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that a Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing a Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of a Portfolio’s other risks.
A Portfolio seeks to minimize investment risk by limiting the investment of cash collateral to high-quality instruments of short maturity. In the event of a borrower default, a Portfolio will be protected to the extent a Portfolio is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. A Portfolio is protected by its securities lending agent, which has agreed to indemnify a Portfolio from losses resulting from borrower default.
Small-Capitalization Company: Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, small size, limited markets and financial resources, narrow product lines, less management depth and more reliance on key personnel. The securities of smaller companies are subject to liquidity risk as they are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.
U.S. Government Securities and Obligations: U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration, and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury,
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including certain securities of the Federal Financing Bank, the Federal Home Loan Bank, and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government and therefore involve greater risk. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. The impact of greater governmental scrutiny into the operations of certain agencies and government-sponsored enterprises may adversely affect the value of securities issued by these entities. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing market interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities a Portfolio holds may not reach their full values. A particular risk of a Portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, a Portfolio’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
When Issued and Delayed Delivery Securities and Forward Commitments: When issued securities, delayed delivery securities and forward commitments involve the risk that the security a Portfolio buys will lose value prior to its delivery. These investments may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing a Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of a Portfolio’s other risks. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, a Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Further Information About Principal Risks
The following provides additional information about certain aspects of the principal risks described above.
Counterparty: The entity with which a Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that a Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions or when a Portfolio conducts business with a limited number of counterparties.
Duration: One measure of risk for debt instruments is duration. Duration measures the sensitivity of a bond’s price to market interest rate movements and is one of the tools used by a portfolio manager in selecting debt instruments. Duration is a measure of the average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. As a point of reference, the duration of a non-callable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a non-callable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in market interest rates may impact the duration calculation. For example, the price of a bond with an average duration of 4.5 years would be expected to fall approximately 4.5% if market interest rates rose by one percentage point. Conversely, the price of a bond with an average duration of 4.5 years would be expected to rise approximately 4.5% if market interest rates dropped by one percentage point.
Investment by Other Funds: Various other funds and/or funds-of-funds, including some Voya funds, may invest in a Portfolio. If investments by these other funds result in large inflows or outflows of cash from a Portfolio, a Portfolio could be required to sell securities or invest cash at times, or in ways, that could negatively impact its performance, speed the realization of capital gains, or increase transaction costs. While it is very difficult to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. These transactions also could increase transaction costs or portfolio turnover or affect the liquidity of a Portfolio’s portfolio. The manager
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MORE INFORMATION ABOUT THE PORTFOLIOS (continued)

will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on a Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.
Leverage: Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities, short sales, and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk and adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative. The use of leverage may exaggerate any increase or decrease in the net asset value, causing a Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of a Portfolio’s other risks. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet regulatory requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause a Portfolio to be more volatile than if a Portfolio had not been leveraged.
Operational: A Portfolio, its service providers, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect a Portfolio and its shareholders, despite the efforts of a Portfolio and its service providers to adopt technologies, processes, and practices intended to mitigate these risks. Cyber-attacks, disruptions, or failures that affect a Portfolio’s service providers, counterparties, market participants, or issuers of securities held by a Portfolio may adversely affect a Portfolio and its shareholders, including by causing losses or impairing the Portfolio’s operations.
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PORTFOLIO HOLDINGS INFORMATION

A description of each Portfolio's policies and procedures regarding the release of portfolio holdings information is available in the Portfolio's SAI. Portfolio holdings information can be reviewed online at www.voyainvestments.com.
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MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser
Voya Investments, an Arizona limited liability company, serves as the investment adviser to each Portfolio. Voya Investments has overall responsibility for the management of each Portfolio. Voya Investments oversees all investment advisory and portfolio management services and assists in managing and supervising all aspects of the general day-to-day business activities and operations of each Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments is registered with the SEC as an investment adviser.
The Adviser is an indirect, wholly-owned subsidiary of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries.
Voya Investments' principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. As of December 31, 2017, Voya Investments managed approximately $90.5 billion in assets.
Management Fee
The Adviser receives an annual fee for its services to each Portfolio. The fee is payable in monthly installments based on the average daily net assets of each Portfolio.
The Adviser is responsible for all of its own costs, including costs of the personnel required to carry out its duties.
The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets.
Management Fees
Voya Australia Index Portfolio	0.70%
Voya Emerging Markets Index Portfolio	0.65%
Voya Euro STOXX 50® Index Portfolio	0.70%
Voya FTSE 100 Index® Portfolio	0.70%
Voya Hang Seng Index Portfolio	0.70%
Voya International Index Portfolio	0.46%
Voya Japan TOPIX Index® Portfolio	0.70%
Voya RussellTM Large Cap Growth Index Portfolio	0.50%
Voya RussellTM Large Cap Index Portfolio	0.35%
Voya RussellTM Large Cap Value Index Portfolio	0.46%
Voya RussellTM Mid Cap Growth Index Portfolio	0.50%
Voya RussellTM Mid Cap Index Portfolio	0.41%
Voya RussellTM Small Cap Index Portfolio	0.43%
Voya U.S. Bond Index Portfolio	0.38%
For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios’ annual shareholder report dated December 31, 2017.
The Sub-Adviser and Portfolio Managers
The Adviser has engaged a sub-adviser to provide the day-to-day management of each Portfolio's portfolio. The sub-adviser is an affiliate of the Adviser.
The Adviser acts as a “manager-of-managers” for each Portfolio. The Adviser has ultimate responsibility, subject to the oversight of each Portfolio’s Board, to oversee any sub-advisers and to recommend the hiring, termination, or replacement of sub-advisers. Each Portfolio and the Adviser have received exemptive relief from the SEC which permits the Adviser, with the approval of the Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are not affiliated with the Adviser (“non-affiliated sub-advisers”) as well as sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Adviser or of another company that, indirectly or directly wholly owns the Adviser (“wholly-owned sub-advisers”).
Consistent with the “manager-of-managers” structure, the Adviser delegates to the sub-advisers of each Portfolio the responsibility for day-to-day investment management subject to the Adviser’s oversight. The Adviser is responsible for, among other things, monitoring the investment program and performance of the sub-advisers. Pursuant to the exemptive relief, the Adviser, with the approval of the Board, has the discretion to terminate any sub-adviser (including
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MANAGEMENT OF THE PORTFOLIOS (continued)

terminating a non-affiliated sub-adviser and replacing it with a wholly-owned sub-adviser), and to allocate and reallocate the Portfolio’s assets among other sub-advisers. In these instances, the Adviser may have an incentive to select or retain an affiliated sub-adviser. For example, if the Portfolio is not sub-advised or is sub-advised by a wholly-owned sub-adviser, the entire advisory fee is retained by a Voya company.
In the event that the Adviser exercises its discretion to replace a sub-adviser or add a new sub-adviser, the Portfolio will provide shareholders with information about the new sub-adviser and the new sub-advisory agreement within 90 days. The appointment of a new sub-adviser or the replacement of an existing sub-adviser may be accompanied by a change to the name of the Portfolio and a change to the investment strategies of the Portfolio.
Under the terms of the sub-advisory agreement, the agreement can be terminated by the Adviser, each Portfolio’s Board, or the sub-adviser, provided that the conditions of such termination are met. In addition, the agreement may be terminated by each Portfolio’s shareholders. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of the Portfolio.
The “manager-of-managers” structure and reliance on the exemptive relief has been approved by each Portfolio’s shareholders.
Voya Investment Management Co. LLC
Voya Investment Management Co. LLC (“Voya IM” or “Sub-Adviser”), a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. Voya IM is an indirect, wholly-owned subsidiary of Voya Financial, Inc. and is an affiliate of the Adviser. Voya IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. Voya IM's principal office is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2017, Voya IM managed approximately $97.4 billion in assets.
All Portfolios (except Voya U.S. Bond Index Portfolio)
The following individuals are jointly and primarily responsible for the day-to-day management of each Portfolio.
Steve Wetter, Portfolio Manager, is responsible for portfolio management of the index, research enhanced index, and smart beta strategies. Mr. Wetter joined Voya IM in April 2012 and prior to that he was a portfolio manager and trader at Mellon Asset Management (2007 – 2009), and Northern Trust (2003 – 2007).
Kai Yee Wong, Portfolio Manager, is responsible for the portfolio management of the U.S. and Global active quantitative strategies. Prior to joining Voya IM in 2012, Ms. Wong worked as a senior equity portfolio manager at Northern Trust, responsible for managing various global indices including developed, emerging, real estate, Topix, and socially responsible benchmarks (2003 – 2009).
Voya U.S. Bond Index Portfolio
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio.
Bob Kase, CFA and Senior Portfolio Manager, joined Voya IM in 2007. Prior to joining Voya IM, Mr. Kase managed corporate, asset-backed securities, and commercial mortgage-backed securities for SunTrust Bank. Before that, he was a senior portfolio manager for American General, and before that was a senior portfolio manager at CL Capital Management.
Matthew Toms, CFA, Portfolio Manager, and chief investment officer (“CIO”) of fixed-income at Voya Investment Management, joined Voya IM in September, 2009. In this role, Mr. Toms leads a team of more than 100 investment professionals. Before becoming CIO, Mr. Toms was head of public fixed-income at Voya Investment Management, overseeing the investment teams responsible for investment grade corporate, high yield corporate, structured products, mortgage-backed securities, emerging market debt and money market strategies for Voya’s general account and third-party business. Prior to joining Voya IM, Mr. Toms was employed by Calamos Investments from March, 2007 to September, 2009, where he established and grew their fixed-income business. From May, 2000 to March, 2007, Mr. Toms was employed by Northern Trust and Lincoln National in various different roles.
Additional Information Regarding the Portfolio Managers
The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in each Portfolio.
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MANAGEMENT OF THE PORTFOLIOS (continued)

The Distributor
Voya Investments Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. The Distributor is an indirect, wholly-owned subsidiary of Voya Financial, Inc. and is an affiliate of the Adviser. See “Principal Underwriter” in the SAI.
The Distributor is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.
Contractual Arrangements
Each Portfolio has contractual arrangements with various service providers, which may include, among others, investment advisers, distributors, custodians and fund accounting agents, shareholder service providers, and transfer agents, who provide services to each Portfolio. Shareholders are not parties to, or intended (“third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of each Portfolio. This paragraph is not intended to limit any rights granted to shareholders under federal or state securities laws.
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HOW SHARES ARE PRICED

Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when the Portfolio does not price its shares, the value of the Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of the Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolio’s Board. Such procedures provide, for example, that:
•	Exchange-traded securities are valued at the mean of the closing bid and ask.
•	Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity individual trading characteristics and other market data.
•	Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers.
•	Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes.
•	Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse.
•	Over-the-counter swap agreements are valued using a price provided by an independent pricing service.
•	Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service.
•	Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the
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HOW SHARES ARE PRICED (continued)

principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract owner or Qualified Plan participant is received in proper form. When the Variable Contract owner or Qualified Plan participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract owner or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day's price, your order must be received by Market Close.
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HOW TO BUY AND SELL SHARES

Each Portfolio's shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, other investment companies (as permitted by the 1940 Act), and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations.
Each Portfolio may not be available as an investment option in your Variable Contract, through your Qualified Plan, or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to a Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on each Portfolio's behalf.
Each Portfolio currently does not foresee any disadvantages to investors if it serves as an investment option for Variable Contracts and if it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interests of Variable Contracts owners, plan participants, and other permitted investors for which a Portfolio serves as an investment option might, at some time, be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, plan participants, and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in a Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company, or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. Each Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.
Each Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. Each Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.
Distribution Plans and Shareholder Service Plans
Each Portfolio listed in the table below has a distribution and shareholder service plan (“12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act for Class ADV and Class S2 shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of Class ADV and Class S2 shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class ADV and Class S2 shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. The annual distribution and shareholder service fees under the 12b-1 Plan for Class ADV shares may equal up to 0.50% (0.25% for distribution fees and 0.25% for shareholder service fees), and the annual distribution and shareholder service fees under the 12b-1 Plan for Class S2 shares may equal up to 0.40% (0.15% for distribution fees and 0.25% for shareholder service fees) of a Portfolio’s average daily net assets attributable to each of its Class ADV and Class S2 shares. The Distributor has contractually agreed to waive 0.01% of the distribution fee for Class ADV shares of Voya International Index Portfolio through May 1, 2019.
Each Portfolio listed in the table below has a distribution/shareholder service plan (“Distribution/Shareholder Service Plan”) in accordance with Rule 12b-1 under the 1940 Act for Class S shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of Class S shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class S shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. The annual distribution/shareholder service fees under the Distribution/Shareholder Service Plan may equal up to 0.25% of the average daily net assets of each Portfolio.
Because these distribution and shareholder service fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
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HOW TO BUY AND SELL SHARES (continued)

Portfolio	Class ADV	Class S	Class S2
Voya Emerging Markets Index Portfolio	N/A	0.25%	N/A
Voya Euro STOXX 50® Index Portfolio	0.50%	N/A	N/A
Voya FTSE 100 Index® Portfolio	0.50%	N/A	N/A
Voya Hang Seng Index Portfolio	0.50%	0.25%	N/A
Voya International Index Portfolio	0.50%	0.25%	0.40%
Voya Japan TOPIX Index® Portfolio	0.50%	N/A	N/A
Voya RussellTM Large Cap Growth Index Portfolio	0.50%	0.25%	N/A
Voya RussellTM Large Cap Index Portfolio	0.50%	0.25%	0.40%
Voya RussellTM Large Cap Value Index Portfolio	0.50%	0.25%	N/A
Voya RussellTM Mid Cap Growth Index Portfolio	N/A	0.25%	0.40%
Voya RussellTM Mid Cap Index Portfolio	0.50%	0.25%	0.40%
Voya RussellTM Small Cap Index Portfolio	0.50%	0.25%	0.40%
Voya U.S. Bond Index Portfolio	0.50%	0.25%	0.40%
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FREQUENT TRADING - MARKET TIMING

Each Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of each Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Adviser or affiliated entities have agreements which require such intermediaries to provide detailed account information, including trading history, upon request of a Portfolio.
The Board has made a determination not to adopt a separate policy for each Portfolio with respect to frequent purchases and redemptions of shares by a Portfolio’s shareholders, but rather to rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by its customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, a Portfolio may make a determination that certain trading activity is harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in a Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. Each Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.
Each Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of a Portfolio and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio's performance.
Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in its current NAV, investors may attempt to take advantage of anticipated price movements in securities held by a Portfolio based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time it calculates its NAV such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. Each Portfolio has adopted fair valuation policies and procedures intended to reduce its exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that a Portfolio does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Portfolio’s shares which negatively affects long-term shareholders.
The following transactions are excluded when determining whether trading activity is excessive:
•	Rebalancing to facilitate fund-of-fund arrangements or a Portfolio’s systematic exchange privileges; and
•	Purchases or sales initiated by certain other funds in the Voya family of funds.
Although the policies and procedures known to a Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in a Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.
78

PAYMENTS TO FINANCIAL INTERMEDIARIES

Voya mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from a Portfolio's Distribution and Service Plans (if applicable) may be paid to insurance companies, broker-dealers, and companies that service Qualified Plans for selling the Portfolio's shares and/or for servicing shareholder accounts. Fees derived from a Portfolio’s Service Plans may be paid to insurance companies, broker-dealers, and companies that service Qualified Plans for servicing shareholder accounts. Shareholder services may include, among other things, administrative, record keeping, or other services that insurance companies or Qualified Plans provide to the clients who use a Portfolio as an investment option. In addition, the Adviser, Distributor, or their affiliated entities, out of their own resources and without additional cost to a Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, or affiliated entities of a Portfolio may also share their profits with affiliated insurance companies or other Voya entities through inter-company payments.
For non-affiliated insurance companies and Qualified Plans, payments from a Portfolio's Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in a Portfolio by those companies. Payments to financial intermediaries by the Distributor or its affiliates or by a Portfolio may provide an incentive for insurance companies or Qualified Plans to make a Portfolio available through Variable Contracts or Qualified Plans over other mutual funds or products.
As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: C.M. Life Insurance Company, First Security Benefit Life Insurance and Annuity Company of New York, Lexington Life Insurance Company, Lincoln Financial Group, Massachusetts Mutual Life Insurance Company, New York Life Insurance and Annuity Corporation, Security Benefit Life Insurance Company, Security Equity Life Insurance Company, Symetra Life Insurance Company, TIAA Life Insurance Company, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Union Securities. Except as discussed in further detail below, the fees payable under these agreements are for compensation for providing distribution and/or shareholder services for which the insurance companies are paid at annual rates that range from 0.00% to 0.50%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts.
The insurance companies issuing Variable Contracts or Qualified Plans that use a Portfolio as an investment option may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. Neither a Portfolio, the Adviser, nor the Distributor are parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.
Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.
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DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions
Each Portfolio generally distributes most or all of its net earnings in the form of dividends, consisting of net investment income and capital gains distributions. Each Portfolio distributes capital gains, if any, annually. Each Portfolio (except Voya U.S. Bond Index Portfolio) also declares dividends and pays dividends consisting of net investment income, if any, annually.
Voya U.S. Bond Index Portfolio declares dividends daily and pays dividends consisting of net investment income, if any, monthly. All dividends and capital gains distributions will be automatically reinvested in additional shares of a Portfolio at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash.
From time to time a portion of a Portfolio’s distributions may constitute a return of capital. To comply with federal tax regulations, each Portfolio may also pay an additional capital gains distribution.
Tax Matters
Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.
Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains that it distributes to its shareholders.
Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from the Portfolio to the insurance company's separate accounts.
Since the sole shareholders of each Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Variable Contracts, see the prospectus for the contract.
See the SAI for further information about tax matters.
The tax status of your investment in a Portfolio depends upon the features of your Variable Contract. For further information, please refer to the prospectus for the Variable Contract.
80

INDEX DESCRIPTIONS

The Bloomberg Barclays U.S. Aggregate Bond Index is a widely recognized index of publicly issued, investment-grade U.S. government, mortgage-backed, asset-backed, and corporate debt securities.
The EURO STOXX 50® Index is Europe's leading Blue-Chip index for the Eurozone. The index provides a Blue-Chip representation of supersector leaders in the Eurozone. The index covers 50 stocks from 12 Eurozone countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain.
STOXX Limited (“STOXX”) and its licensors, including Dow Jones & Co. Inc. (“Dow Jones”) have no relationship to the Voya Euro STOXX 50® Index Portfolio, other than the licensing of its Index and the related trademarks for use in connection with the Portfolio. STOXX and Dow Jones do not sponsor, endorse, sell or promote the Portfolio; recommend that any person invest in the Portfolio or any other securities; have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Portfolio; have any responsibility or liability for the administration, management or marketing of the Portfolio; or consider the needs of the Portfolio or the owners of the Portfolio in determining, composing or calculating the Index or have any obligation to do so.
STOXX and Dow Jones will not have any liability in connection with the Portfolio. Specifically, STOXX and Dow Jones do not make any warranty, express or implied and disclaim any and all warranty about: the results to be obtained by the Portfolio, the owner of the Portfolio or any other person in connection with the use of the Index and the data included in the Index; the accuracy or completeness of the Index and its data; or the merchantability and the fitness for a particular purpose or use of the Index and its data. STOXX and Dow Jones will have no liability for any errors, omissions or interruptions in the Index or its data. Under no circumstances will STOXX or Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if STOXX or Dow Jones knows that they might occur. The licensing agreement between the Portfolio and STOXX is solely for their benefit and not for the benefit of the owners of the Portfolio or any other third parties.
The FTSE 100 Index® is a share index of the 100 most capitalized United Kingdom companies listed on the London Stock Exchange.
The Voya FTSE 100 Index® Portfolio is not sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) or by the London Stock Exchange Plc (the “Exchange”) or by The Financial Times Limited (“FT”) (together the “Licensor Parties”) and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of its Index and/or the figure at which the Index stands at any particular time on any particular day or otherwise. The Index is compiled and calculated by FTSE. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. FTSE®, FT-SE®, Footsie®, FTSE4Good® and techMARK® are trademarks of the Exchange and FT and are used by FTSE under license. All-World®, All-Share® and All-Small® are trademarks of FTSE.
The Hang Seng Index is a free float-adjusted market capitalization-weighted stock market index in Hong Kong. It is used to record and monitor daily changes of the largest companies of the Hong Kong stock market.
HSI is published and compiled by Hang Seng Indexes Company Limited pursuant to a license from Hang Seng Data Services Limited. The mark and name of the Index are proprietary to Hang Seng Data Services Limited. Hang Seng Indexes Company Limited and Hang Seng Data Services Limited have agreed to the use of, and reference to, the Index by the sub-adviser and adviser in connection with the Voya Hang Seng Index Portfolio (the “product”), but neither Hang Seng Indexes Company Limited nor Hang Seng Data Services Limited warrants or represents or guarantees to any broker or holder of the product or any other person: (i) the accuracy or completeness of any of the Index and its computation or any information related thereto; or (ii) the fitness or suitability for any purpose of any of the Index or any component or data comprised in it; or (iii) the results which may be obtained by any person from the use of any of the Index or any component or data comprised in it for any purpose, and no warranty or representation or guarantee of any kind whatsoever relating to the Index is given or may be implied. The process and basis of computation and compilation of the Index and any of the related formula or formulae, constituent stocks and factors may at any time be changed or altered by Hang Seng Indexes Company Limited without notice.
TO THE EXTENT PERMITTED BY APPLICABLE LAW, NO RESPONSIBILITY OR LIABILITY IS ACCEPTED BY HANG SENG INDEXES COMPANY LIMITED OR HANG SENG DATA SERVICES LIMITED: (I) IN RESPECT OF THE USE OF AND/OR REFERENCE TO THE INDEX BY THE SUB-ADVISER AND ADVISER IN CONNECTION WITH THE PRODUCT; OR (II) FOR ANY INACCURACIES, OMISSIONS, MISTAKES OR ERRORS OF HANG SENG INDEXES COMPANY LIMITED IN THE COMPUTATION OF THE INDEX; OR (III) FOR ANY INACCURACIES, OMISSIONS, MISTAKES, ERRORS OR INCOMPLETENESS OF ANY INFORMATION USED
81

INDEX DESCRIPTIONS (continued)

IN CONNECTION WITH THE COMPUTATION OF THE INDEX WHICH IS SUPPLIED BY ANY OTHER PERSON; OR (IV) FOR ANY ECONOMIC OR OTHER LOSS WHICH MAY BE DIRECTLY OR INDIRECTLY SUSTAINED BY ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON DEALING WITH THE PRODUCT AS A RESULT OF ANY OF THE AFORESAID, AND NO CLAIMS, ACTIONS OR LEGAL PROCEEDINGS MAY BE BROUGHT AGAINST HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG DATA SERVICES LIMITED IN CONNECTION WITH THE PRODUCT IN ANY MANNER WHATSOEVER BY ANY BROKER, HOLDER OR OTHER PERSON DEALING WITH THE PRODUCT. ANY BROKER, HOLDER OR OTHER PERSON DEALING WITH THE PRODUCT DOES SO THEREFORE IN FULL KNOWLEDGE OF THIS DISCLAIMER AND CAN PLACE NO RELIANCE WHATSOEVER ON HANG SENG INDEXES COMPANY LIMITED AND HANG SENG DATA SERVICES LIMITED. FOR THE AVOIDANCE OF DOUBT, THIS DISCLAIMER DOES NOT CREATE ANY CONTRACTUAL OR QUASI-CONTRACTUAL RELATIONSHIP BETWEEN ANY BROKER, HOLDER OR OTHER PERSON AND HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG DATA SERVICES LIMITED AND MUST NOT BE CONSTRUED TO HAVE CREATED SUCH RELATIONSHIP.
The MSCI EAFE® Index measures the performance of securities listed on exchanges in Europe, Australasia, and the Far East.
The MSCI Emerging Markets IndexSM measures the performance of securities listed on exchanges in developing nations throughout the world.
The Voya Emerging Markets Index Portfolio and Voya International Index Portfolio are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing, or creating any MSCI index (collectively, “the MSCI Parties”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE PORTFOLIOS’ SUB-ADVISER. NONE OF THE MSCI PARTIES MAKE ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE PORTFOLIOS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN PORTFOLIOS GENERALLY, OR IN THE PORTFOLIOS PARTICULARLY, OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES, AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE PORTFOLIOS OR THE ISSUER, OWNERS OF THE PORTFOLIOS, OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAVE ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER, OWNERS OF THE PORTFOLIOS, OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES ARE RESPONSIBLE FOR OR HAVE PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE PORTFOLIOS TO BE ISSUED, OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY, OR THE CONSIDERATION INTO WHICH THE PORTFOLIOS ARE REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAVE ANY OBLIGATION OR LIABILITY TO THE ISSUER, OWNERS OF THE PORTFOLIOS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE PORTFOLIOS.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN, OR FOR USE IN THE CALCULATION OF, THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANT OR GUARANTEE THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKE ANY WARRANTIES, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE PORTFOLIOS, OWNERS OF THE PORTFOLIOS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF, OR IN CONNECTION WITH, ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKE ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
No purchaser, seller or holder of these securities, products or funds, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
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INDEX DESCRIPTIONS (continued)

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.
The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The index represents approximately 31% of the total market capitalization of the Russell 1000® Index companies.
The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.
The Russell Top 200® Index measures the performance of the largest cap segment of the U.S. equity universe and is a subset of the Russell 3000® Index. It includes approximately 200 of the largest securities based on a combination of their market cap and current index membership and represents approximately 68% of the U.S. market.
The Russell Top 200® Growth Index measures the performance of the especially large-cap segment of the U.S. equity universe represented by stocks in the largest 200 by market cap that exhibit growth characteristics. It includes Russell Top 200® Index companies with higher price-to-book ratios and higher forecasted growth values. The companies are also members of the Russell 1000® Growth Index.
The Russell Top 200® Value Index measures the performance of the especially large-cap segment of the U.S. equity universe represented by stocks in the largest 200 by market cap that exhibit value characteristics. It includes those Russell Top 200® Index companies with lower price-to-book ratios and lower forecasted growth values. The companies are also members of the Russell 1000® Value Index.
The “Russell” Portfolios are not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed a Portfolio nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.
Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indices. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indices.
Russell’s publication of the Russell Indices in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indices are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDICES OR ANY DATA INCLUDED IN THE RUSSELL INDICES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OF THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDICES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX OR INDICES OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.
The S&P ASX 200 Index covers approximately 80% of Australian equity market capitalization. Index constituents are drawn from eligible companies listed on the Australian Securities Exchange.
The S&P ASX 200 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by Voya Services Company and certain affiliates (“Voya”). S&P® and S&P 500® are trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Voya.
Voya’s investment product (the “Product”) based in whole or in part on the S&P ASX 200 Index (the “Index”) is not sponsored, endorsed, sold or promoted by SPDJI, S&P, Dow Jones or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Product or any member of the public regarding the advisability of investing in the Product or purchasing securities generally or the ability of the Index to track general market performance. S&P Dow Jones Indices’ only
83

INDEX DESCRIPTIONS (continued)

relationship to Voya with respect to the Product is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P ASX 200 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Voya or the Product. S&P Dow Jones Indices have no obligation to take the needs of Voya or the owners of the Product into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Product or the timing of the issuance or sale of the Product or in the determination or calculation of the equations by which the Product is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration or marketing of the Product. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. SPDJI is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VOYA, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VOYA, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The Tokyo Stock Price Index® (“TOPIX Index®”) is a capitalization-weighted index of all firms that are considered to be under the large firms or “first section” on the Tokyo Stock Exchange.
The Tokyo Stock Price Index® and the TOPIX Trademarks are subject to the intellectual property rights owned by the Tokyo Stock Exchange and the Tokyo Stock Exchange owns all rights and know-how relating to the Index such as calculation, publication and use of its Index and relating to the TOPIX Trademarks. The Tokyo Stock Exchange shall reserve the rights to change the methods of calculation or publication, to cease the calculation or publication of its Index or to change the TOPIX Trademarks or cease the use thereof. The Tokyo Stock Exchange makes no warranty or representation whatsoever, either as to the results stemmed from the use of the TOPIX Trademarks or as to the Voya Japan TOPIX Index® Portfolio referring to the Index. The Tokyo Stock Exchange gives no assurance regarding accuracy or completeness of the Index and data contained therein. Further, the Tokyo Stock Exchange shall not be liable for the miscalculation, incorrect publication, delayed or interrupted publication of the Index. There is a possibility that the net asset value of the Portfolio may be substantially diversified from the Index although the investment in the Portfolio is carried out by the Portfolio to attain the investment profit in a certain relation linking with the Index. The Portfolio is not in any way sponsored, endorsed or promoted by the Tokyo Stock Exchange. The Tokyo Stock Exchange shall not bear any obligation to give an explanation of the Index or an advice on investments to any purchaser of the Portfolio or to the public. The Tokyo Stock Exchange neither selects specific stocks or groups thereof nor takes into account any needs of the issuing company or any purchaser of the Portfolio, for calculation of the Index. Including but not limited to the foregoing, the Tokyo Stock Exchange shall not be responsible for any damage resulting from the issue and sale of the Portfolio.
84

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Portfolio's financial performance for the periods shown. Certain information reflects the financial results for a single share. The total returns in the table represent the rate of return that an investor would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and/or distributions). The information has been audited by KPMG LLP, whose report, along with a Portfolio’s financial statements, is included in a Portfolio’s Annual Report, which is available upon request.
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FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payments from distribution settlement/affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Australia Index Portfolio
Class I
12-31-17	8.01	0.34•	1.25	1.59	0.30	—	—	0.30	—	9.30	20.27	0.81	0.46	0.46	3.89	101,685	3
12-31-16	7.89	0.30•	0.50	0.80	0.68	—	—	0.68	—	8.01	10.71	0.83	0.48	0.48	3.79	142,353	36
12-31-15	9.16	0.36•	(1.14)	(0.78)	0.49	—	—	0.49	—	7.89	(9.26)	0.80	0.45	0.45	4.17	114,337	8
12-31-14	10.01	0.40	(0.85)	(0.45)	0.40	—	—	0.40	—	9.16	(4.95)	0.78	0.43	0.43	4.12	190,588	12
12-31-13	10.34	0.44	(0.20)	0.24	0.57	—	—	0.57	—	10.01	1.91	0.77	0.42	0.42	4.27	203,923	13
Voya Emerging Markets Index Portfolio
Class I
12-31-17	9.56	0.19•	3.28	3.47	0.18	—	—	0.18	—	12.85	36.65	0.82	0.55	0.55	1.71	502,979	18
12-31-16	8.85	0.18	0.73	0.91	0.20	—	—	0.20	—	9.56	10.48	0.82	0.57	0.57	1.80	528,461	34
12-31-15	10.65	0.20•	(1.78)	(1.58)	0.22	—	—	0.22	—	8.85	(15.28)	0.82	0.57	0.57	1.92	510,962	19
12-31-14	11.18	0.21	(0.58)	(0.37)	0.16	—	—	0.16	—	10.65	(3.37)	0.81	0.56	0.56	2.05	635,780	21
12-31-13	12.00	0.22•	(0.98)	(0.76)	0.01	0.05	—	0.06	—	11.18	(6.30)	0.82	0.57	0.57	2.03	606,455	19
Class S
12-31-17	9.55	0.17	3.28	3.45	0.09	—	—	0.09	—	12.91	36.35	1.07	0.80	0.80	1.52	4	18
12-31-16	8.82	0.20•	0.72	0.92	0.19	—	—	0.19	—	9.55	10.66	1.07	0.82	0.82	2.16	3	34
12-31-15	10.61	0.17•	(1.76)	(1.59)	0.20	—	—	0.20	—	8.82	(15.43)	1.07	0.82	0.82	1.73	11	19
12-31-14	11.14	0.21	(0.61)	(0.40)	0.13	—	—	0.13	—	10.61	(3.59)	1.06	0.81	0.81	1.84	3	21
12-31-13	11.97	0.15	(0.93)	(0.78)	—	0.05	—	0.05	—	11.14	(6.52)	1.07	0.82	0.82	1.38	3	19
Voya Euro STOXX 50® Index Portfolio
Class ADV
12-31-17	9.48	0.20•	2.04	2.24	0.34	—	—	0.34	—	11.38	23.83	1.29	0.94	0.94	1.83	25,514	2
12-31-16	9.64	0.25•	(0.24)	0.01	0.17	—	—	0.17	—	9.48	0.16	1.29	0.94	0.94	2.75	22,343	37
12-31-15	10.39	0.24•	(0.69)	(0.45)	0.30	—	—	0.30	—	9.64	(4.64)	1.29	0.94	0.94	2.26	31,758	15
12-31-14	11.88	0.30•	(1.40)	(1.10)	0.39	—	—	0.39	—	10.39	(9.66)	1.29	0.94	0.94	2.63	28,159	13
12-31-13	9.90	0.21•	2.21	2.42	0.44	—	—	0.44	—	11.88	25.45	1.29	0.94	0.94	1.97	36,736	17
Class I
12-31-17	9.58	0.27•	2.04	2.31	0.40	—	—	0.40	—	11.49	24.34	0.79	0.44	0.44	2.51	352,566	2
12-31-16	9.74	0.31•	(0.25)	0.06	0.22	—	—	0.22	—	9.58	0.78	0.79	0.44	0.44	3.32	382,834	37
12-31-15	10.49	0.28•	(0.68)	(0.40)	0.35	—	—	0.35	—	9.74	(4.21)	0.79	0.44	0.44	2.63	397,346	15
12-31-14	11.96	0.37•	(1.41)	(1.04)	0.43	—	—	0.43	—	10.49	(9.18)	0.79	0.44	0.44	3.19	436,078	13
12-31-13	9.94	0.32•	2.17	2.49	0.47	—	—	0.47	—	11.96	26.09	0.79	0.44	0.44	3.09	496,801	17
See Accompanying Notes to Financial Highlights
86

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payments from distribution settlement/affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya FTSE 100 Index® Portfolio
Class ADV
12-31-17	8.66	0.30•	1.50	1.80	0.30	0.31	—	0.61	—	9.85	21.60	1.27	0.92	0.92	3.32	5,376	4
12-31-16	9.56	0.30•	(0.47)	(0.17)	0.40	0.33	—	0.73	—	8.66	(1.67)	1.27	0.92	0.92	3.41	4,826	22
12-31-15	11.29	0.32	(1.01)	(0.69)	0.73	0.31	—	1.04	—	9.56	(7.22)	1.27	0.92	0.92	3.06	6,484	8
12-31-14	13.59	0.69•	(1.47)	(0.78)	0.47	1.05	—	1.52	—	11.29	(6.85)	1.26	0.91	0.91	5.53	6,675	13
12-31-13	12.25	0.30•	1.89	2.19	0.57	0.28	—	0.85	—	13.59	18.86	1.27	0.92	0.92	2.43	6,057	8
Class I
12-31-17	8.74	0.36•	1.51	1.87	0.36	0.31	—	0.67	—	9.94	22.24	0.77	0.42	0.42	3.88	272,317	4
12-31-16	9.65	0.34•	(0.46)	(0.12)	0.46	0.33	—	0.79	—	8.74	(1.17)	0.77	0.42	0.42	3.87	291,788	22
12-31-15	11.39	0.39•	(1.03)	(0.64)	0.79	0.31	—	1.10	—	9.65	(6.72)	0.77	0.42	0.42	3.61	334,645	8
12-31-14	13.68	0.81	(1.53)	(0.72)	0.52	1.05	—	1.57	—	11.39	(6.39)	0.76	0.41	0.41	6.45	412,428	13
12-31-13	12.31	0.42•	1.84	2.26	0.61	0.28	—	0.89	—	13.68	19.44	0.77	0.42	0.42	3.35	465,162	8
Voya Hang Seng Index Portfolio
Class ADV
12-31-17	12.73	0.40•	4.54	4.94	0.08	—	—	0.08	—	17.59	38.97	1.37	1.02	1.02	2.60	1,026	9
12-31-16	13.14	0.30•	0.00*	0.30	0.50	0.21	—	0.71	—	12.73	2.85	1.36	1.16	1.16	2.41	905	17
12-31-15	14.22	0.31•	(1.02)	(0.71)	0.37	—	—	0.37	—	13.14	(5.52)	1.37	1.19	1.19	2.09	1,192	7
12-31-14	14.10	0.35•	0.08	0.43	0.31	—	—	0.31	—	14.22	3.23	1.37	1.25	1.25	2.47	1,647	11
12-31-13	14.12	0.27•	0.21	0.48	0.50	—	—	0.50	—	14.10	3.60	1.36	1.26	1.26	1.94	1,816	9
Class I
12-31-17	12.81	0.41•	4.62	5.03	0.16	—	—	0.16	—	17.68	39.61	0.87	0.52	0.52	2.76	41,871	9
12-31-16	13.25	0.38•	(0.02)	0.36	0.59	0.21	—	0.80	—	12.81	3.35	0.86	0.66	0.66	2.98	68,223	17
12-31-15	14.34	0.40•	(1.02)	(0.62)	0.47	—	—	0.47	—	13.25	(5.00)	0.87	0.69	0.69	2.65	40,319	7
12-31-14	14.22	0.42•	0.07	0.49	0.37	—	—	0.37	—	14.34	3.69	0.87	0.75	0.75	2.96	73,751	11
12-31-13	14.23	0.32•	0.24	0.56	0.57	—	—	0.57	—	14.22	4.15	0.86	0.76	0.76	2.31	79,094	9
Class S
12-31-17	12.78	0.45•	4.55	5.00	0.13	—	—	0.13	—	17.65	39.33	1.12	0.77	0.77	2.90	30,686	9
12-31-16	13.21	0.33•	0.00*	0.33	0.55	0.21	—	0.76	—	12.78	3.07	1.11	0.91	0.91	2.62	25,423	17
12-31-15	14.30	0.35•	(1.01)	(0.66)	0.43	—	—	0.43	—	13.21	(5.23)	1.12	0.94	0.94	2.40	30,748	7
12-31-14	14.17	0.36•	0.10	0.46	0.33	—	—	0.33	—	14.30	3.41	1.12	1.00	1.00	2.57	34,800	11
12-31-13	14.19	0.28•	0.24	0.52	0.54	—	—	0.54	—	14.17	3.84	1.11	1.01	1.01	2.06	40,783	9
See Accompanying Notes to Financial Highlights
87

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payments from distribution settlement/affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya International Index Portfolio
Class ADV
12-31-17	8.63	0.19•	1.88	2.07	0.19	—	—	0.19	—	10.51	24.19	1.03	0.94	0.94	2.00	692,747	4
12-31-16	8.83	0.20•	(0.18)	0.02	0.22	—	—	0.22	—	8.63	0.37	1.05	0.97	0.97	2.30	692,197	3
12-31-15	9.19	0.19•	(0.30)	(0.11)	0.25	—	—	0.25	—	8.83	(1.43)(a)	1.06	0.97	0.97	2.03	803,990	2
12-31-14	9.89	0.24•	(0.86)	(0.62)	0.08	—	—	0.08	—	9.19	(6.34)	1.04	0.97	0.97	2.47	917,139	6
12-31-13	8.35	0.17•	1.55	1.72	0.18	—	—	0.18	—	9.89	20.89	1.06	0.99	0.99	1.92	11,587	3
Class I
12-31-17	8.81	0.26•	1.91	2.17	0.24	—	—	0.24	—	10.74	24.88	0.53	0.45	0.45	2.65	319,369	4
12-31-16	9.02	0.24•	(0.17)	0.07	0.28	—	—	0.28	—	8.81	0.83	0.55	0.48	0.48	2.72	557,788	3
12-31-15	9.37	0.24•	(0.29)	(0.05)	0.30	—	—	0.30	—	9.02	(0.88)(a)	0.56	0.48	0.48	2.51	473,681	2
12-31-14	10.04	0.32•	(0.91)	(0.59)	0.08	—	—	0.08	—	9.37	(5.94)	0.54	0.48	0.48	3.19	535,838	6
12-31-13	8.46	0.22•	1.57	1.79	0.21	—	—	0.21	—	10.04	21.45	0.56	0.50	0.50	2.41	540,135	3
Class S
12-31-17	8.75	0.22•	1.90	2.12	0.21	—	—	0.21	—	10.66	24.51	0.78	0.70	0.70	2.23	81,188	4
12-31-16	8.96	0.22•	(0.18)	0.04	0.25	—	—	0.25	—	8.75	0.55	0.80	0.73	0.73	2.55	73,054	3
12-31-15	9.30	0.21•	(0.28)	(0.07)	0.27	—	—	0.27	—	8.96	(1.07)(a)	0.81	0.73	0.73	2.25	86,837	2
12-31-14	9.97	0.32•	(0.93)	(0.61)	0.06	—	—	0.06	—	9.30	(6.18)	0.79	0.73	0.73	3.18	92,340	6
12-31-13	8.41	0.20•	1.55	1.75	0.19	—	—	0.19	—	9.97	21.09	0.81	0.75	0.75	2.24	122,813	3
Class S2
12-31-17	8.71	0.20•	1.91	2.11	0.17	—	—	0.17	—	10.65	24.44	0.93	0.85	0.85	2.03	1,292	4
12-31-16	8.94	0.21•	(0.19)	0.02	0.25	—	—	0.25	—	8.71	0.37	0.98	0.88	0.88	2.50	1,424	3
12-31-15	9.26	0.19•	(0.28)	(0.09)	0.23	—	—	0.23	—	8.94	(1.25)(a)	1.06	0.88	0.88	1.99	1,498	2
12-31-14	9.93	0.29•	(0.91)	(0.62)	0.05	—	—	0.05	—	9.26	(6.29)	1.04	0.88	0.88	2.93	2,152	6
12-31-13	8.40	0.19•	1.54	1.73	0.20	—	—	0.20	—	9.93	20.89	1.06	0.90	0.90	2.06	2,705	3
Voya Japan TOPIX Index® Portfolio
Class ADV
12-31-17	10.43	0.11•	2.47	2.58	0.16	0.28	—	0.44	—	12.57	25.41	1.28	0.93	0.93	0.95	11,532	8
12-31-16	10.70	0.11•	0.16	0.27	0.09	0.45	—	0.54	—	10.43	2.92	1.28	0.93	0.93	1.04	10,944	1
12-31-15	9.87	0.07•	0.97	1.04	0.09	0.12	—	0.21	—	10.70	10.50	1.26	0.91	0.91	0.69	23,399	16
12-31-14	11.40	0.08•	(0.71)	(0.63)	0.11	0.79	—	0.90	—	9.87	(5.42)	1.25	0.90	0.90	0.80	10,613	6
12-31-13	9.35	0.10•	2.21	2.31	0.21	0.05	—	0.26	—	11.40	24.80	1.27	0.92	0.92	0.92	14,855	5
See Accompanying Notes to Financial Highlights
88

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payments from distribution settlement/affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Class I
12-31-17	10.57	0.17•	2.49	2.66	0.24	0.28	—	0.52	—	12.71	25.93	0.78	0.43	0.43	1.45	291,626	8
12-31-16	10.84	0.17•	0.16	0.33	0.15	0.45	—	0.60	—	10.57	3.58	0.78	0.43	0.43	1.63	281,621	1
12-31-15	9.98	0.14	0.96	1.10	0.12	0.12	—	0.24	—	10.84	11.01	0.76	0.41	0.41	1.25	363,002	16
12-31-14	11.52	0.14	(0.73)	(0.59)	0.16	0.79	—	0.95	—	9.98	(4.98)	0.75	0.40	0.40	1.38	351,513	6
12-31-13	9.42	0.15•	2.23	2.38	0.23	0.05	—	0.28	—	11.52	25.44	0.77	0.42	0.42	1.45	386,305	5
Voya RussellTM Large Cap Growth Index Portfolio
Class ADV
12-31-17	27.04	0.20	8.04	8.24	0.23	—	—	0.23	—	35.05	30.60	1.03	0.93	0.93	0.64	4	14
12-31-16	25.76	0.24	1.32	1.56	0.28	—	—	0.28	—	27.04	6.13	1.03	0.93	0.93	0.92	3	19
07-13-15(5) - 12-31-15	25.51	0.10•	0.15	0.25	—	—	—	—	—	25.76	0.98	1.03	0.93	0.93	0.86	3	19
Class I
12-31-17	27.24	0.36•	8.10	8.46	0.35	—	—	0.35	—	35.35	31.26	0.53	0.43	0.43	1.15	354,275	14
12-31-16	25.90	0.37	1.31	1.68	0.34	—	—	0.34	—	27.24	6.57	0.53	0.43	0.43	1.34	284,194	19
12-31-15	24.35	0.35	1.49	1.84	0.29	—	—	0.29	—	25.90	7.60	0.53	0.43	0.43	1.34	283,736	19
12-31-14	21.82	0.31	2.51	2.82	0.29	—	—	0.29	—	24.35	13.10	0.58	0.48	0.48	1.29	280,622	21
12-31-13	16.78	0.28•	5.04	5.32	0.28	—	—	0.28	—	21.82	32.00	0.59	0.49	0.49	1.46	269,977	10
Class S
12-31-17	27.10	0.28•	8.06	8.34	0.29	—	—	0.29	—	35.15	30.93	0.78	0.68	0.68	0.90	343,310	14
12-31-16	25.77	0.28	1.33	1.61	0.28	—	—	0.28	—	27.10	6.31	0.78	0.68	0.68	1.09	281,265	19
12-31-15	24.23	0.28	1.50	1.78	0.24	—	—	0.24	—	25.77	7.37	0.78	0.68	0.68	1.09	275,410	19
12-31-14	21.73	0.24•	2.50	2.74	0.24	—	—	0.24	—	24.23	12.76	0.83	0.73	0.73	1.05	261,517	21
12-31-13	16.71	0.23•	5.02	5.25	0.23	—	—	0.23	—	21.73	31.68	0.84	0.74	0.74	1.21	207,941	10
Voya RussellTM Large Cap Index Portfolio
Class ADV
12-31-17	17.10	0.22•	3.51	3.73	0.23	—	—	0.23	—	20.60	21.96	0.88	0.87	0.87	1.17	43,874	6
12-31-16	15.71	0.22	1.40	1.62	0.23	—	—	0.23	—	17.10	10.45	0.88	0.87	0.87	1.37	34,466	5
12-31-15	15.66	0.20•	0.04	0.24	0.19	—	—	0.19	—	15.71	1.52	0.88	0.87	0.87	1.27	32,065	6
12-31-14	14.12	0.18	1.54	1.72	0.18	—	—	0.18	—	15.66	12.33	0.88	0.87	0.87	1.22	35,656	5
12-31-13	10.90	0.16•	3.23	3.39	0.17	—	—	0.17	—	14.12	31.39	0.88	0.87	0.87	1.30	32,824	6
Class I
12-31-17	17.41	0.32	3.57	3.89	0.31	—	—	0.31	—	20.99	22.57	0.38	0.37	0.37	1.68	272,429	6
12-31-16	16.00	0.31•	1.41	1.72	0.31	—	—	0.31	—	17.41	10.95	0.38	0.37	0.37	1.87	220,228	5
12-31-15	15.93	0.29	0.04	0.33	0.26	—	—	0.26	—	16.00	2.09	0.38	0.37	0.37	1.78	186,401	6
12-31-14	14.34	0.26	1.57	1.83	0.24	—	—	0.24	—	15.93	12.91	0.38	0.37	0.37	1.72	188,647	5
12-31-13	11.04	0.23•	3.27	3.50	0.20	—	—	0.20	—	14.34	32.05	0.38	0.37	0.37	1.80	168,428	6
See Accompanying Notes to Financial Highlights
89

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payments from distribution settlement/affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Class S
12-31-17	17.29	0.27•	3.55	3.82	0.27	—	—	0.27	—	20.84	22.27	0.63	0.62	0.62	1.43	589,672	6
12-31-16	15.88	0.28	1.40	1.68	0.27	—	—	0.27	—	17.29	10.74	0.63	0.62	0.62	1.63	578,600	5
12-31-15	15.82	0.24•	0.05	0.29	0.23	—	—	0.23	—	15.88	1.79	0.63	0.62	0.62	1.53	566,225	6
12-31-14	14.25	0.22	1.55	1.77	0.20	—	—	0.20	—	15.82	12.59	0.63	0.62	0.62	1.47	620,477	5
12-31-13	10.98	0.19•	3.25	3.44	0.17	—	—	0.17	—	14.25	31.67	0.63	0.62	0.62	1.54	568,259	6
Class S2
12-31-17	17.74	0.25•	3.64	3.89	0.25	—	—	0.25	—	21.38	22.08	0.78	0.77	0.77	1.27	1,264	6
12-31-16	16.05	0.25•	1.44	1.69	—	—	—	—	—	17.74	10.53	0.81	0.77	0.77	1.48	1,230	5
12-31-15	15.99	0.22•	0.04	0.26	0.20	—	—	0.20	—	16.05	1.64	0.88	0.77	0.77	1.37	1,290	6
12-31-14	14.41	0.20•	1.58	1.78	0.20	—	—	0.20	—	15.99	12.48	0.88	0.77	0.77	1.33	4,700	5
12-31-13	11.13	0.18•	3.29	3.47	0.19	—	—	0.19	—	14.41	31.51	0.88	0.77	0.77	1.42	3,355	6
Voya RussellTM Large Cap Value Index Portfolio
Class ADV
12-31-17	20.81	0.35•	2.33	2.68	0.36	—	—	0.36	—	23.13	13.05	0.99	0.89	0.89	1.62	4	13
12-31-16	18.64	0.36•	2.37	2.73	0.27	0.29	—	0.56	—	20.81	15.10	0.99	0.89	0.89	1.91	3	16
07-13-15(5) - 12-31-15	19.40	0.16•	(0.92)	(0.76)	—	—	—	—	—	18.64	(3.92)	1.02	0.92	0.92	1.84	3	23
Class I
12-31-17	21.01	0.47	2.31	2.78	0.45	—	—	0.45	—	23.34	13.46	0.49	0.39	0.39	2.12	105,552	13
12-31-16	18.77	0.49	2.36	2.85	0.32	0.29	—	0.61	—	21.01	15.64	0.49	0.39	0.39	2.38	97,341	16
12-31-15	20.03	0.41•	(1.08)	(0.67)	0.33	0.26	—	0.59	—	18.77	(3.50)	0.52	0.42	0.42	2.18	93,398	23
12-31-14	18.37	0.36•	1.87	2.23	0.29	0.28	—	0.57	—	20.03	12.42	0.58	0.48	0.48	1.89	51,205	12
12-31-13	14.30	0.31•	4.14	4.45	0.27	0.11	—	0.38	—	18.37	31.58	0.59	0.49	0.49	1.91	49,681	17
Class S
12-31-17	20.86	0.41•	2.30	2.71	0.40	—	—	0.40	—	23.17	13.19	0.74	0.64	0.64	1.88	320,793	13
12-31-16	18.66	0.42	2.35	2.77	0.28	0.29	—	0.57	—	20.86	15.30	0.74	0.64	0.64	2.12	338,968	16
12-31-15	19.93	0.37•	(1.10)	(0.73)	0.28	0.26	—	0.54	—	18.66	(3.77)	0.77	0.67	0.67	1.94	314,071	23
12-31-14	18.28	0.31•	1.88	2.19	0.26	0.28	—	0.54	—	19.93	12.22	0.83	0.73	0.73	1.64	156,482	12
12-31-13	14.24	0.27•	4.12	4.39	0.24	0.11	—	0.35	—	18.28	31.28	0.84	0.74	0.74	1.66	112,469	17
Voya RussellTM Mid Cap Growth Index Portfolio
Class I
12-31-17	28.51	0.21•	6.78	6.99	0.29	—	—	0.29	—	35.21	24.67	0.55	0.43	0.43	0.67	17,724	26
12-31-16	26.89	0.23•	1.66	1.89	0.27	—	—	0.27	—	28.51	7.11	0.56	0.43	0.43	0.86	9,834	27
12-31-15	27.28	0.20•	(0.35)	(0.15)	0.24	—	—	0.24	—	26.89	(0.59)	0.55	0.45	0.45	0.72	67,930	31
12-31-14	24.60	0.22•	2.57	2.79	0.11	—	—	0.11	—	27.28	11.41	0.58	0.48	0.48	0.85	111,456	35
12-31-13	18.37	0.14•	6.29	6.43	0.20	—	—	0.20	—	24.60	35.24	0.59	0.49	0.49	0.65	5,456	24
See Accompanying Notes to Financial Highlights
90

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payments from distribution settlement/affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Class S
12-31-17	28.43	0.13•	6.76	6.89	0.21	—	—	0.21	—	35.11	24.36	0.80	0.68	0.68	0.42	284,959	26
12-31-16	26.81	0.18	1.63	1.81	0.19	—	—	0.19	—	28.43	6.81	0.81	0.68	0.68	0.61	284,539	27
12-31-15	27.19	0.13	(0.33)	(0.20)	0.18	—	—	0.18	—	26.81	(0.79)	0.80	0.70	0.70	0.47	295,781	31
12-31-14	24.53	0.14•	2.58	2.72	0.06	—	—	0.06	—	27.19	11.09	0.83	0.73	0.73	0.53	313,923	35
12-31-13	18.32	0.08•	6.28	6.36	0.15	—	—	0.15	—	24.53	34.90	0.84	0.74	0.74	0.39	328,358	24
Class S2
12-31-17	28.39	0.08•	6.76	6.84	0.18	—	—	0.18	—	35.05	24.19	0.95	0.83	0.83	0.27	1,726	26
12-31-16	26.74	0.12	1.65	1.77	0.12	—	—	0.12	—	28.39	6.65	0.99	0.83	0.83	0.46	1,475	27
12-31-15	27.12	0.08•	(0.33)	(0.25)	0.13	—	—	0.13	—	26.74	(0.96)	1.05	0.85	0.85	0.30	1,366	31
12-31-14	24.46	0.11	2.57	2.68	0.02	—	—	0.02	—	27.12	10.98	1.08	0.88	0.88	0.39	2,211	35
12-31-13	18.28	0.05•	6.27	6.32	0.14	—	—	0.14	—	24.46	34.72	1.09	0.89	0.89	0.24	2,109	24
Voya RussellTM Mid Cap Index Portfolio
Class ADV
12-31-17	14.63	0.12	2.29	2.41	0.17	1.08	—	1.25	—	15.79	17.39	0.94	0.93	0.93	0.81	181,784	9
12-31-16	14.97	0.12•	1.59	1.71	0.14	1.91	—	2.05	—	14.63	12.86	0.94	0.93	0.93	0.87	158,645	20
12-31-15	16.92	0.11•	(0.57)	(0.46)	0.15	1.34	—	1.49	—	14.97	(3.33)	0.93	0.93	0.93	0.71	139,302	11
12-31-14	15.70	0.11•	1.75	1.86	0.12	0.52	—	0.64	—	16.92	12.22	0.93	0.93	0.93	0.70	129,172	9
12-31-13	12.25	0.10•	3.90	4.00	0.13	0.42	—	0.55	—	15.70	33.51	0.93	0.93	0.93	0.69	94,802	14
Class I
12-31-17	15.04	0.20•	2.36	2.56	0.24	1.08	—	1.32	—	16.28	17.97	0.44	0.43	0.43	1.28	1,191,269	9
12-31-16	15.34	0.22	1.60	1.82	0.21	1.91	—	2.12	—	15.04	13.40	0.44	0.43	0.43	1.38	1,432,810	20
12-31-15	17.28	0.19•	(0.57)	(0.38)	0.22	1.34	—	1.56	—	15.34	(2.82)	0.43	0.43	0.43	1.18	1,434,791	11
12-31-14	16.01	0.19•	1.78	1.97	0.18	0.52	—	0.70	—	17.28	12.70	0.43	0.43	0.43	1.17	1,794,154	9
12-31-13	12.45	0.16	3.99	4.15	0.17	0.42	—	0.59	—	16.01	34.20	0.43	0.43	0.43	1.17	1,951,563	14
Class S
12-31-17	14.88	0.16•	2.33	2.49	0.20	1.08	—	1.28	—	16.09	17.67	0.69	0.68	0.68	1.05	321,478	9
12-31-16	15.19	0.16•	1.61	1.77	0.17	1.91	—	2.08	—	14.88	13.12	0.69	0.68	0.68	1.12	364,384	20
12-31-15	17.13	0.15	(0.57)	(0.42)	0.18	1.34	—	1.52	—	15.19	(3.06)	0.68	0.68	0.68	0.93	323,348	11
12-31-14	15.88	0.14	1.77	1.91	0.14	0.52	—	0.66	—	17.13	12.44	0.68	0.68	0.68	0.93	365,134	9
12-31-13	12.36	0.13•	3.95	4.08	0.14	0.42	—	0.56	—	15.88	33.88	0.68	0.68	0.68	0.93	309,018	14
Class S2
12-31-17	14.71	0.15	2.28	2.43	0.17	1.08	—	1.25	—	15.89	17.47	0.84	0.83	0.83	0.91	16,303	9
12-31-16	15.03	0.14•	1.59	1.73	0.14	1.91	—	2.05	—	14.71	12.99	0.87	0.83	0.83	0.96	16,466	20
12-31-15	16.97	0.13	(0.57)	(0.44)	0.16	1.34	—	1.50	—	15.03	(3.23)	0.93	0.83	0.83	0.80	18,493	11
12-31-14	15.74	0.14	1.74	1.88	0.13	0.52	—	0.65	—	16.97	12.30	0.93	0.83	0.83	0.78	18,708	9
12-31-13	12.27	0.12•	3.92	4.04	0.15	0.42	—	0.57	—	15.74	33.74	0.93	0.83	0.83	0.81	17,880	14
See Accompanying Notes to Financial Highlights
91

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payments from distribution settlement/affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya RussellTM Small Cap Index Portfolio
Class ADV
12-31-17	14.48	0.08•	1.78	1.86	0.11	1.08	—	1.19	—	15.15	13.65	0.96	0.95	0.95	0.53	110,992	18
12-31-16	13.88	0.09•	2.34	2.43	0.13	1.70	—	1.83	—	14.48	20.56	0.96	0.95	0.95	0.68	98,458	11
12-31-15	16.12	0.09•	(0.79)	(0.70)	0.11	1.43	—	1.54	—	13.88	(5.03)	0.97	0.95	0.95	0.62	80,199	13
12-31-14	16.59	0.09•	0.55	0.64	0.11	1.00	—	1.11	—	16.12	4.38	0.96	0.95	0.95	0.56	74,405	12
12-31-13	12.64	0.09•	4.54	4.63	0.16	0.52	—	0.68	—	16.59	38.04	0.96	0.95	0.95	0.59	63,291	13
Class I
12-31-17	14.91	0.15•	1.85	2.00	0.17	1.08	—	1.25	—	15.66	14.27	0.46	0.45	0.45	1.03	463,391	18
12-31-16	14.25	0.17	2.39	2.56	0.20	1.70	—	1.90	—	14.91	21.11	0.46	0.45	0.45	1.17	412,050	11
12-31-15	16.50	0.17•	(0.81)	(0.64)	0.18	1.43	—	1.61	—	14.25	(4.55)	0.47	0.45	0.45	1.09	392,955	13
12-31-14	16.93	0.19	0.55	0.74	0.17	1.00	—	1.17	—	16.50	4.93	0.46	0.45	0.45	1.04	590,477	12
12-31-13	12.86	0.16•	4.63	4.79	0.20	0.52	—	0.72	—	16.93	38.75	0.46	0.45	0.45	1.07	655,515	13
Class S
12-31-17	14.78	0.11•	1.83	1.94	0.13	1.08	—	1.21	—	15.51	13.97	0.71	0.70	0.70	0.76	242,692	18
12-31-16	14.13	0.13	2.38	2.51	0.16	1.70	—	1.86	—	14.78	20.81	0.71	0.70	0.70	0.92	277,690	11
12-31-15	16.37	0.13	(0.80)	(0.67)	0.14	1.43	—	1.57	—	14.13	(4.78)	0.72	0.70	0.70	0.85	259,171	13
12-31-14	16.81	0.13•	0.57	0.70	0.14	1.00	—	1.14	—	16.37	4.66	0.71	0.70	0.70	0.79	283,518	12
12-31-13	12.78	0.12•	4.60	4.72	0.17	0.52	—	0.69	—	16.81	38.38	0.71	0.70	0.70	0.84	332,999	13
Class S2
12-31-17	14.55	0.09•	1.79	1.88	0.11	1.08	—	1.19	—	15.24	13.76	0.86	0.85	0.85	0.61	8,365	18
12-31-16	13.93	0.11	2.35	2.46	0.14	1.70	—	1.84	—	14.55	20.70	0.89	0.85	0.85	0.77	9,170	11
12-31-15	16.16	0.10	(0.79)	(0.69)	0.11	1.43	—	1.54	—	13.93	(4.94)	0.97	0.85	0.85	0.71	8,946	13
12-31-14	16.59	0.10•	0.57	0.67	0.10	1.00	—	1.10	—	16.16	4.55	0.96	0.85	0.85	0.63	9,627	12
12-31-13	12.64	0.10•	4.54	4.64	0.17	0.52	—	0.69	—	16.59	38.16	0.96	0.85	0.85	0.71	13,451	13
Voya U.S. Bond Index Portfolio
Class ADV
12-31-17	10.49	0.18	0.10	0.28	0.19	0.03	—	0.22	—	10.55	2.68	0.91	0.90	0.90	1.67	31,475	155
12-31-16	10.48	0.17	0.03	0.20	0.17	0.02	—	0.19	—	10.49	1.87	0.91	0.90	0.90	1.57	32,600	203
12-31-15	10.73	0.15	(0.19)	(0.04)	0.19	0.02	—	0.21	—	10.48	(0.34)	0.91	0.90	0.90	1.49	25,747	213
12-31-14	10.35	0.14	0.40	0.54	0.16	—	—	0.16	—	10.73	5.22	0.91	0.91	0.91	1.31	18,505	209
12-31-13	10.94	0.11	(0.43)	(0.32)	0.16	0.11	—	0.27	—	10.35	(3.02)	0.90	0.90	0.90	1.07	12,857	197
See Accompanying Notes to Financial Highlights
92

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payments from distribution settlement/affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Class I
12-31-17	10.53	0.24	0.10	0.34	0.25	0.03	—	0.28	—	10.59	3.19	0.41	0.40	0.40	2.17	2,424,885	155
12-31-16	10.52	0.23	0.02	0.25	0.22	0.02	—	0.24	—	10.53	2.33	0.41	0.40	0.40	2.07	3,069,317	203
12-31-15	10.76	0.22	(0.20)	0.02	0.24	0.02	—	0.26	—	10.52	0.23	0.41	0.40	0.40	1.98	3,390,992	213
12-31-14	10.38	0.19	0.40	0.59	0.21	—	—	0.21	—	10.76	5.71	0.41	0.41	0.41	1.80	3,613,513	209
12-31-13	10.97	0.17	(0.44)	(0.27)	0.21	0.11	—	0.32	—	10.38	(2.54)	0.40	0.40	0.40	1.57	3,794,207	197
Class S
12-31-17	10.50	0.21	0.10	0.31	0.22	0.03	—	0.25	—	10.56	2.94	0.66	0.65	0.65	1.92	190,071	155
12-31-16	10.49	0.20	0.03	0.23	0.20	0.02	—	0.22	—	10.50	2.10	0.66	0.65	0.65	1.82	237,455	203
12-31-15	10.73	0.18	(0.18)	0.00*	0.22	0.02	—	0.24	—	10.49	(0.01)	0.66	0.65	0.65	1.74	248,290	213
12-31-14	10.35	0.16	0.40	0.56	0.18	—	—	0.18	—	10.73	5.47	0.66	0.66	0.66	1.56	240,485	209
12-31-13	10.94	0.14	(0.44)	(0.30)	0.18	0.11	—	0.29	—	10.35	(2.80)	0.65	0.65	0.65	1.33	201,854	197
Class S2
12-31-17	10.50	0.19	0.10	0.29	0.20	0.03	—	0.23	—	10.56	2.78	0.81	0.80	0.80	1.77	2,449	155
12-31-16	10.49	0.18	0.03	0.21	0.18	0.02	—	0.20	—	10.50	1.97	0.84	0.80	0.80	1.67	2,959	203
12-31-15	10.74	0.17	(0.20)	(0.03)	0.20	0.02	—	0.22	—	10.49	(0.26)	0.91	0.80	0.80	1.58	2,419	213
12-31-14	10.36	0.15	0.40	0.55	0.17	—	—	0.17	—	10.74	5.31	0.91	0.81	0.81	1.41	2,639	209
12-31-13	10.95	0.14	(0.45)	(0.31)	0.17	0.11	—	0.28	—	10.36	(2.91)	0.90	0.80	0.80	1.18	1,938	197
See Accompanying Notes to Financial Highlights
93

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions, and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(4)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(5)	Commencement of operations.
(a)	Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended December 31, 2015, Voya International Index Portfolio’s total return would have been (1.48)%, (0.93)%, (1.17)%, and (1.36)% for Class ADV, Class I, Class S, and Class S2 shares, respectively.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
94

TO OBTAIN MORE INFORMATION
You will find more information about the Portfolios in our:
ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS
In the Portfolios' annual/semi-annual shareholder reports, when available, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios' performance during the applicable reporting period, the financial statements and the independent registered public accounting firm's reports (in the annual shareholder report only).
STATEMENT OF ADDITIONAL INFORMATION
The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.
Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, when available, the SAI, or other Portfolio information.
To make shareholder inquiries contact:
Voya Investment Management
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
1-800-992-0180
or visit our website at www.voyainvestments.com
This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee, by contacting the SEC at:
U.S. Securities and Exchange Commission
Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549
or at the e-mail address: publicinfo@sec.gov
Or obtain the information at no cost by visiting the SEC's Internet website at: www.sec.gov.
When contacting the SEC, you will want to refer to the Portfolios' SEC file number. The file number is as follows:
Voya Variable Portfolios, Inc.	811-7651
Voya Australia Index Portfolio
Voya Emerging Markets Index Portfolio
Voya Euro STOXX 50® Index Portfolio
Voya FTSE 100 Index® Portfolio
Voya Hang Seng Index Portfolio
Voya International Index Portfolio
Voya Japan TOPIX Index® Portfolio
Voya RussellTM Large Cap Growth Index Portfolio
Voya RussellTM Large Cap Index Portfolio
Voya RussellTM Large Cap Value Index Portfolio
Voya RussellTM Mid Cap Growth Index Portfolio
Voya RussellTM Mid Cap Index Portfolio
Voya RussellTM Small Cap Index Portfolio
Voya U.S. Bond Index Portfolio
PRO-7651	(0518-050118)

Prospectus
May 1, 2018
•	Voya Emerging Markets Index Portfolio
Class/Ticker: P2*/VPEPX
•	Voya International Index Portfolio
Class/Ticker: P2*/VIPPX
•	Voya RussellTM Mid Cap Index Portfolio
Class/Ticker: P2*/VRMPX
•	Voya RussellTM Small Cap Index Portfolio
Class/Ticker: P2*/VRSPX
•	Voya U.S. Bond Index Portfolio
Class/Ticker: P2*/VPUPX
* Patent Pending
Each Portfolio's shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies, and other permitted investors.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

Voya Emerging Markets Index Portfolio
Investment Objective
The Portfolio seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of an index that measures the investment return of emerging markets securites (“Index”).
Fees and Expenses of the Portfolio
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and expense example do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class	P2
Management Fees	0.65%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	0.17%
Total Annual Portfolio Operating Expenses	0.82%
Waivers and Reimbursements[1]	(0.67)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.15%
1	The Adviser is contractually obligated to limit expenses to 0.15% through May 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.27% of the management fee through May 1, 2019. Termination or modification of these obligations requires approval by the Portfolio’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
P2	$15	195	389	951
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies, which are at the time of purchase, included in the Index; depositary receipts representing securities in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds that track the Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Under normal market conditions, the Portfolio invests all, or substantially all of its assets in these securities.
The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
The Portfolio currently invests principally in equity securities and employs a “passive management” approach designed to track the performance of the Index (currently the MSCI Emerging Markets IndexSM).
The MSCI Emerging Markets IndexSM is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world. As of February 28, 2018, a portion of the Index was concentrated in the information technology sector and a portion of the Index was focused in the financials sector.
The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio's cash position as well as forward foreign currency exchange contracts to hedge currency risk. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.

Voya Emerging Markets Index Portfolio
1

The sub-adviser (“Sub-Adviser”) may sell a security when the security's percentage weighting in the Index is reduced, when the security is removed from the Index, or for other reasons.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Principal Risks
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Concentration (Index): To the extent that the Portfolio’s index “concentrates,” as that term is defined in the 1940 Act, its assets in the securities of a particular industry or group of industries, the Portfolio will allocate its investments to approximately the same extent as the index. As a result, the Portfolio may be subject to greater market fluctuation than a fund that is more broadly invested across industries. Financial, economic, business, and other developments affecting issuers in a particular industry or group of industries, will have a greater effect on the Portfolio, and if securities of a particular industry or group of industries as a group fall out of favor, the Portfolio could underperform, or be more volatile than, funds that have greater industry diversification.
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.
Focused Investing: To the extent that the Portfolio’s index is substantially composed of securities in a particular industry, sector, market segment, or geographic area, the Portfolio will allocate its investments to approximately the same extent as the index. As a result, the Portfolio may be subject to greater market fluctuation than a fund that is more broadly invested. Economic conditions, political or regulatory conditions, or natural or other disasters affecting the particular industry, sector, market segment, or geographic area in which the Portfolio focuses its investments will have a greater effect on the Portfolio, and if securities of a particular industry, sector, market segment, or geographic area as a group fall out of favor the Portfolio could underperform, or be more volatile than, funds that have greater diversification.
Foreign Investments/Developing and Emerging Markets:
Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
Foreign investment risks may be greater in developing and emerging markets than in developed markets.
Index Strategy for Voya Emerging Markets Index Portfolio:
The index selected may underperform the overall market. To the extent the Portfolio seeks to track the index’s performance, the Portfolio will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent the Portfolio’s investments track its target index, such Portfolio may underperform other funds that invest more broadly. The correlation between the Portfolio’s performance and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of
2
Voya Emerging Markets Index Portfolio

the Portfolio’s shares. In addition, the Portfolio’s actual holdings might not match the index and the Portfolio’s effective exposure to index securities at any given time may not precisely correlate.
In addition, compliance with recent sanctions imposed by the United States or other governments against certain Russian issuers whose securities are included in the Portfolio’s index may impair the Portfolio’s ability to purchase, sell, receive, deliver or obtain exposure to those securities, and interfere with the Portfolio’s ability to track its index.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Portfolio invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Investing through Stock Connect: Shares in mainland China-based companies that trade on Chinese stock exchanges such as the Shanghai Stock Exchange and the Shenzhen Stock Exchange (“China A-Shares”) may be purchased directly or indirectly through the Shanghai-Hong Kong Stock Connect (“Stock Connect”), a mutual market access program designed to, among other things, enable foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. There are significant risks inherent in investing in China A-Shares through Stock Connect. The underdeveloped state of PRC’s investment and banking systems subjects the settlement, clearing, and registration of China A-Shares transactions to heightened risks. Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if either or both markets are closed on a U.S. trading day, the Portfolio may not be able to dispose of its China A-Shares in a timely manner, which could adversely affect the Portfolio’s performance.
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.
Voya Emerging Markets Index Portfolio
3

Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Portfolio. Because Class P2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2017, the following bar chart shows the changes in the Portfolio's Class I shares' performance from year to year, and the table compares the Portfolio's Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. Class P2 shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class P2 shares' performance would differ from Class I shares' performance to the extent they have differences in their fees and expenses.
The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.
Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Calendar Year Total Returns Class I
(as of December 31 of each year)

Best quarter: 1st 2012, 12.40% and Worst quarter: 3rd 2015, -17.40%
Average Annual Total Returns %
(for the periods ended December 31, 2017)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class I	%	36.65	2.98	N/A	5.62	12/19/11
MSCI Emerging Markets IndexSM[1]	%	37.28	4.35	N/A	7.05
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Steve Wetter Portfolio Manager (since 04/12)	Kai Yee Wong Portfolio Manager (since 06/13)
Purchase and Sale of Portfolio Shares
Shares of the Portfolio are not offered directly to the public. Class P2 shares of the Portfolio may only be purchased by certain other funds in the Voya family of funds.
Tax Information
Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
4
Voya Emerging Markets Index Portfolio

Voya International Index Portfolio
Investment Objective
The Portfolio seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index (“Index”).
Fees and Expenses of the Portfolio
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and expense example do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class	P2
Management Fees	0.46%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.53%
Waivers and Reimbursements[1]	(0.38)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.15%
1	The adviser is contractually obligated to limit expenses to 0.15% through May 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Portfolio’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
P2	$15	132	258	628
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies, which are at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds that track the Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Under normal market conditions, the Portfolio invests all, or substantially all of its assets in these securities.
The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
The Portfolio currently invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index (currently the MSCI EAFE® Index).
The MSCI EAFE® Index is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of Europe, Australasia, and the Far East. As of February 28, 2018, portions of the Index were focused in the financials sector and the industrials sector.
The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio's cash position as well as forward foreign currency exchange contracts to hedge currency risk. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.

Voya International Index Portfolio
5

The sub-adviser (“Sub-Adviser”) may sell a security when the security's percentage weighting in the Index is reduced, when the security is removed from the Index, or for other reasons.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Principal Risks
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.
Focused Investing: To the extent that the Portfolio’s index is substantially composed of securities in a particular industry, sector, market segment, or geographic area, the Portfolio will allocate its investments to approximately the same extent as the index. As a result, the Portfolio may be subject to greater market fluctuation than a fund that is more broadly invested. Economic conditions, political or regulatory conditions, or natural or other disasters affecting the particular industry, sector, market segment, or geographic area in which the Portfolio focuses its investments will have a greater effect on the Portfolio, and if securities of a particular industry, sector, market segment, or geographic area as a group fall out of favor the Portfolio could underperform, or be more volatile than, funds that have greater diversification.
Foreign Investments/Developing and Emerging Markets:
Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
Foreign investment risks may be greater in developing and emerging markets than in developed markets.
Index Strategy: The index selected may underperform the overall market. To the extent the Portfolio seeks to track the index’s performance, the Portfolio will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent the Portfolio’s investments track its target index, such Portfolio may underperform other funds that invest more broadly. The correlation between the Portfolio’s performance and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. In addition, the Portfolio’s actual holdings might not match the index and the Portfolio’s effective exposure to index securities at any given time may not precisely correlate.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the
6
Voya International Index Portfolio

inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Portfolio invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Portfolio. Because Class P2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2017, the following bar chart shows the changes in the Portfolio's Class I shares' performance from year to year, and the table compares the Portfolio's Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. Class P2 shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class P2 shares' performance would differ from Class I shares' performance to the extent they have differences in their fees and expenses.
The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.
Voya International Index Portfolio
7

Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Calendar Year Total Returns Class I
(as of December 31 of each year)

Best quarter: 2nd 2009, 24.86% and Worst quarter: 3rd 2011, -20.09%
Average Annual Total Returns %
(for the periods ended December 31, 2017)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class I	%	24.88	7.35	N/A	3.03	03/10/08
MSCI EAFE® Index[1]	%	25.03	7.90	N/A	3.30
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Steve Wetter Portfolio Manager (since 04/12)	Kai Yee Wong Portfolio Manager (since 06/13)
Purchase and Sale of Portfolio Shares
Shares of the Portfolio are not offered directly to the public. Class P2 shares of the Portfolio may only be purchased by certain other funds in the Voya family of funds.
Tax Information
Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
8
Voya International Index Portfolio

Voya RussellTM Mid Cap Index Portfolio
Investment Objective
The Portfolio seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index (“Index”).
Fees and Expenses of the Portfolio
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and expense example do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class	P2
Management Fees	0.41%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.44%
Waivers and Reimbursements[1]	(0.29)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.15%
1	The adviser is contractually obligated to limit expenses to 0.15% through May 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Portfolio’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
P2	$15	112	217	526
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was 9% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies, which are at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds that track the Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Under normal market conditions, the Portfolio invests all or substantially all of its assets in these securities.
The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
The Portfolio currently invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.
The Index is an unmanaged index that measures the performance of the 800 smaller companies in the Russell 1000® Index, which together represent approximately 31% of the total market capitalization of the Russell 1000® Index. The market capitalization of companies within the Index will change with market conditions. The market capitalization of companies in the Index as of December 31, 2017 ranged from $653.7 million to $62.5 billion. As of February 28, 2018, portions of the Index were focused in the industrials sector, the financials sector, and the information technology sector and a portion of the Index was invested in real estate-related securities, including real estate investment trusts.
The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio's cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.

Voya RussellTM Mid Cap Index Portfolio
9

The sub-adviser (“Sub-Adviser”) may sell a security when the security's percentage weighting in the Index is reduced, when the security is removed from the Index, or for other reasons.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Principal Risks
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.
Focused Investing: To the extent that the Portfolio’s index is substantially composed of securities in a particular industry, sector, market segment, or geographic area, the Portfolio will allocate its investments to approximately the same extent as the index. As a result, the Portfolio may be subject to greater market fluctuation than a fund that is more broadly invested. Economic conditions, political or regulatory conditions, or natural or other disasters affecting the particular industry, sector, market segment, or geographic area in which the Portfolio focuses its investments will have a greater effect on the Portfolio, and if securities of a particular industry, sector, market segment, or geographic area as a group fall out of favor the Portfolio could underperform, or be more volatile than, funds that have greater diversification.
Index Strategy: The index selected may underperform the overall market. To the extent the Portfolio seeks to track the index’s performance, the Portfolio will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent the Portfolio’s investments track its target index, such Portfolio may underperform other funds that invest more broadly. The correlation between the Portfolio’s performance and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. In addition, the Portfolio’s actual holdings might not match the index and the Portfolio’s effective exposure to index securities at any given time may not precisely correlate.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Portfolio invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may
10
Voya RussellTM Mid Cap Index Portfolio

be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
Mid-Capitalization Company: Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, smaller size, limited markets and financial resources, narrow product lines, less management depth, and more reliance on key personnel. Consequently, the securities of mid-capitalization companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Portfolio. Because Class P2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2017, the following bar chart shows the changes in the Portfolio's Class I shares' performance from year to year, and the table compares the Portfolio's Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. Class P2 shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class P2 shares' performance would differ from Class I shares' performance to the extent they have differences in their fees and expenses.
The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.
Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Voya RussellTM Mid Cap Index Portfolio
11

Calendar Year Total Returns Class I
(as of December 31 of each year)

Best quarter: 2nd 2009, 20.90% and Worst quarter: 3rd 2011, -19.00%
Average Annual Total Returns %
(for the periods ended December 31, 2017)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class I	%	17.97	14.48	N/A	10.51	03/10/08
Russell Midcap® Index[1]	%	18.52	14.96	N/A	10.91
1	The index returns do not reflect deductions for fees, expenses, or taxes.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Steve Wetter Portfolio Manager (since 04/12)	Kai Yee Wong Portfolio Manager (since 06/13)
Purchase and Sale of Portfolio Shares
Shares of the Portfolio are not offered directly to the public. Class P2 shares of the Portfolio may only be purchased by certain other funds in the Voya family of funds.
Tax Information
Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
12
Voya RussellTM Mid Cap Index Portfolio

Voya RussellTM Small Cap Index Portfolio
Investment Objective
The Portfolio seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index (“Index”).
Fees and Expenses of the Portfolio
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and expense example do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class	P2
Management Fees	0.43%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.46%
Waivers and Reimbursements[1]	(0.31)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.15%
1	The adviser is contractually obligated to limit expenses to 0.15% through May 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Portfolio’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
P2	$15	116	227	549
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies, which are at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds that track the Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Under normal market conditions, the Portfolio invests all or substantially all of its assets in these securities.
The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
The Portfolio currently invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index.
The Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which together represent approximately 10% of the total market capitalization of the Russell 3000® Index. The market capitalization of companies within the Index will change with market conditions. The market capitalization of companies in the Index as of December 31, 2017 ranged from $22.7 million to $9.4 billion. As of February 28, 2018, portions of the Index were focused in the industrials sector, the health care sector, the financials sector, and the information technology sector and a portion of the Index was invested in real estate-related securities, including real estate investment trusts.
The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio's cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.

Voya RussellTM Small Cap Index Portfolio
13

The sub-adviser (“Sub-Adviser”) may sell a security when the security's percentage weighting in the Index is reduced, when the security is removed from the Index, or for other reasons.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Principal Risks
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.
Focused Investing: To the extent that the Portfolio’s index is substantially composed of securities in a particular industry, sector, market segment, or geographic area, the Portfolio will allocate its investments to approximately the same extent as the index. As a result, the Portfolio may be subject to greater market fluctuation than a fund that is more broadly invested. Economic conditions, political or regulatory conditions, or natural or other disasters affecting the particular industry, sector, market segment, or geographic area in which the Portfolio focuses its investments will have a greater effect on the Portfolio, and if securities of a particular industry, sector, market segment, or geographic area as a group fall out of favor the Portfolio could underperform, or be more volatile than, funds that have greater diversification.
Index Strategy: The index selected may underperform the overall market. To the extent the Portfolio seeks to track the index’s performance, the Portfolio will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent the Portfolio’s investments track its target index, such Portfolio may underperform other funds that invest more broadly. The correlation between the Portfolio’s performance and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. In addition, the Portfolio’s actual holdings might not match the index and the Portfolio’s effective exposure to index securities at any given time may not precisely correlate.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Portfolio invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may
14
Voya RussellTM Small Cap Index Portfolio

be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
Small-Capitalization Company: Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, small size, limited markets and financial resources, narrow product lines, less management depth and more reliance on key personnel. The securities of smaller companies are subject to liquidity risk as they are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Portfolio. Because Class P2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2017, the following bar chart shows the changes in the Portfolio's Class I shares' performance from year to year, and the table compares the Portfolio's Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. Class P2 shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class P2 shares' performance would differ from Class I shares' performance to the extent they have differences in their fees and expenses.
The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.
Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Calendar Year Total Returns Class I
(as of December 31 of each year)

Best quarter: 2nd 2009, 20.52% and Worst quarter: 3rd 2011, -21.68%
Voya RussellTM Small Cap Index Portfolio
15

Average Annual Total Returns %
(for the periods ended December 31, 2017)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class I	%	14.27	13.97	N/A	10.61	03/10/08
Russell 2000® Index[1]	%	14.65	14.12	N/A	10.81
1	The index returns do not reflect deductions for fees, expenses, or taxes.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Steve Wetter Portfolio Manager (since 04/12)	Kai Yee Wong Portfolio Manager (since 06/13)
Purchase and Sale of Portfolio Shares
Shares of the Portfolio are not offered directly to the public. Class P2 shares of the Portfolio may only be purchased by certain other funds in the Voya family of funds.
Tax Information
Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
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Voya RussellTM Small Cap Index Portfolio

Voya U.S. Bond Index Portfolio
Investment Objective
The Portfolio seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index (“Index”).
Fees and Expenses of the Portfolio
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and expense example do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class	P2
Management Fees	0.38%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.41%
Waivers and Reimbursements[1]	(0.26)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.15%
1	The adviser is contractually obligated to limit expenses to 0.15% through May 1, 2019. The limitation does not extend to interest, taxes, interest-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Portfolio’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
P2	$15	105	204	492
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was 155% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in investment-grade debt instruments rated at least A by Moody's Investors Service, Inc., at least A by S&P Global Ratings, or are of comparable quality if unrated, which are at the time of purchase, included in the Index; derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds that track the Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Under normal market conditions, the Portfolio invests all, or substantially all, of its assets in these securities. The Portfolio may also invest in To Be Announced (“TBA”) purchase commitments. TBAs shall be deemed included in the Index upon entering into the contract for the TBA if the underlying securities are included in the Index.
The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
The Portfolio invests principally in bonds and employs a “passive management” approach designed to track the performance of the Index.
The Index is an unmanaged index of publicly issued investment-grade U.S. government, mortgage-backed, asset-backed, and corporate debt instruments.
The Portfolio uses quantitative techniques to match the expected return of the Index for changes in spreads and interest rates. The process results in a Portfolio that will hold debt instruments in proportions that differ from those represented in the Index. The Portfolio maintains a weighted average effective duration within one year on either side of the duration of the Index, which generally ranges between 3.5 and 6 years. Duration is the most commonly used measure of risk in debt instruments as it incorporates multiple features of the debt instruments (e.g., yield, coupon, maturity, etc.) into one number. Duration

Voya U.S. Bond Index Portfolio
17

is a measure of sensitivity of the price of a debt security to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are expected to be received. The weights are the amounts of the payments discounted by the yield-to-maturity of the debt instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest-rate risk or reward for the debt instrument prices. For example, the price of a bond with an average duration of five years would be expected to fall approximately 5% if interest rates rose by 1%. Conversely, the price of a bond with an average duration of five years would be expected to rise approximately 5% if interest rates drop by 1%.
Generally, the Portfolio will not hold all of the same debt instruments as the Index. The Portfolio may also invest in futures as a substitute for the sale or purchase of debt instruments in the Index and to provide fixed-income exposure to the Portfolio's cash position. Although the Portfolio attempts to closely track the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage versus the Index.
The sub-adviser (“Sub-Adviser”) may sell a security when the security's percentage weighting in the Index is reduced, when the security is removed from the Index, or for other reasons.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Principal Risks
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.
Index Strategy: The index selected may underperform the overall market. To the extent the Portfolio seeks to track the index’s performance, the Portfolio will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent the Portfolio’s investments track its target index, such Portfolio may underperform other funds that invest more broadly. The correlation between the Portfolio’s performance and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares. In addition, the Portfolio’s actual holdings might not match the index and the Portfolio’s effective exposure to index securities at any given time may not precisely correlate.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Portfolio invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Portfolios that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Mistakes in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these
18
Voya U.S. Bond Index Portfolio

investment models will result in effective investment decisions for the Portfolio.
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.
Mortgage- and/or Asset-Backed Securities: Defaults on, or low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities may impair the value of these securities and result in losses. There may be limitations on the enforceability of any security interest or collateral granted with respect to those underlying assets and the value of collateral may not satisfy the obligation upon default. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Portfolio to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Portfolio may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
U.S. Government Securities and Obligations: U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.
When Issued and Delayed Delivery Securities and Forward Commitments: When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. These investments may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Portfolio. Because Class P2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2017, the following bar chart shows the changes in the Portfolio's Class I shares' performance from year to year, and the table compares the Portfolio's Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. Class P2 shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class P2 shares' performance would differ from Class I shares' performance to the extent they have differences in their fees and expenses.
The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.
Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a
Voya U.S. Bond Index Portfolio
19

Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Calendar Year Total Returns Class I
(as of December 31 of each year)

Best quarter: 3rd 2011, 3.66% and Worst quarter: 4th 2016, -3.21%
Average Annual Total Returns %
(for the periods ended December 31, 2017)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class I	%	3.19	1.75	N/A	3.59	03/07/08
Bloomberg Barclays U.S. Aggregate Bond Index[1]	%	3.54	2.10	N/A	4.01
1	The index returns do not reflect deductions for fees, expenses, or taxes.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Bob Kase, CFA Portfolio Manager (since 02/12)	Matthew Toms, CFA Portfolio Manager (since 02/12)
Purchase and Sale of Portfolio Shares
Shares of the Portfolio are not offered directly to the public. Class P2 shares of the Portfolio may only be purchased by certain other funds in the Voya family of funds.
Tax Information
Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
20
Voya U.S. Bond Index Portfolio

KEY PORTFOLIO INFORMATION

This Prospectus contains information about each Portfolio and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.
Each Portfolio's Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works, and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from each Portfolio.
Neither this Prospectus, nor the related SAI, nor other communications to shareholders, such as proxy statements, is intended, or should be read, to be or give rise to an agreement or contract between Voya Variable Portfolios, Inc., the Directors, or each Portfolio and any investor, or to give rise to any rights to any shareholder or other person other than any rights under federal or state law.
Other Voya mutual funds may also be offered to the public that have similar names, investment objectives, and principal investment strategies as those of a Portfolio. You should be aware that each Portfolio is likely to differ from these other Voya mutual funds in size and cash flow pattern. Accordingly, the performance of each Portfolio can be expected to vary from those of other Voya mutual funds.
Other mutual funds and/or funds-of-funds may invest in a Portfolio. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder or under the terms of an exemptive order granted by the SEC.
Each Portfolio is a series of Voya Variable Portfolios, Inc. (“Company”), a Maryland corporation. Each Portfolio is managed by Voya Investments, LLC (“Voya Investments” or “Adviser”).
Portfolio shares may be classified into different classes of shares. The classes of shares of a Portfolio would be identical except for different expenses, certain related rights, and certain shareholder services. All share classes of a Portfolio have a common investment objective and investment portfolio. This Prospectus only offers the classes of shares listed on the cover of this Prospectus. Additional share classes of a Portfolio may be offered through a different prospectus.
Fundamental Investment Policies
Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Directors (“Board”) and/or the Adviser may change any other policies and investment strategies.
Non-Fundamental Investment Policies
Each Portfolio has adopted non-fundamental investment policies to invest each Portfolio's assets in securities that are consistent with each Portfolio's name. For more information about these policies, please consult the SAI.
Portfolio Diversification
Each Portfolio is diversified, as such term is defined in the Investment Company Act of 1940 as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”). A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or other investment companies). A non-diversified fund is not limited by the 1940 Act in the percentage of its assets that it may invest in the obligations of a single issuer.
Investor Diversification
Although each Portfolio is designed to serve as a component of a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate a Portfolio in the context of your personal financial situation, investment objectives, and other investments.
Temporary Defensive Strategies
When the Adviser or sub-adviser anticipates unusual market, economic, political, or other conditions, a Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, a Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid
21

KEY PORTFOLIO INFORMATION (continued)

securities, or others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.
Percentage and Rating Limitations
The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.
Investment Not Guaranteed
Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.
Shareholder Reports
Each Portfolio's fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.
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MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About the Investment Objective
Each Portfolio's investment objective is non-fundamental and may be changed by a vote of the Portfolio's Board, without shareholder approval. A Portfolio will provide 60 days' prior written notice of any change in a non-fundamental investment objective. There is no guarantee a Portfolio will achieve its investment objective.
Additional Information About Principal Investment Strategies
For a complete description of each Portfolio's principal investment strategies, please see the Portfolio's summary prospectus or the summary section of this Prospectus.
Additional Information About the Principal Risks
All mutual funds involve risk - some more than others - and there is always the chance that you could lose money or not earn as much as you hope. Each Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. Below is a discussion of the principal risks associated with certain of the types of securities in which a Portfolio may invest and certain of the investment practices that a Portfolio may use. For more information about these and other types of securities and investment techniques that may be used by each Portfolio, see the SAI.
Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or sub-adviser can decide whether to use them. A Portfolio may invest in these securities or use these techniques as part of the Portfolio's principal investment strategies. However, the Adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of a Portfolio's principal investment strategies.
The discussions below expand on the risks included in each Portfolio's summary section of the Prospectus. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Portfolio.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Concentration (Index): To the extent that a Portfolio’s index “concentrates,” as that term is defined in the 1940 Act, its assets in the securities of a particular industry or group of industries, a Portfolio will allocate its investments to approximately the same extent as the index. As a result, a Portfolio may be subject to greater market fluctuation than a fund that is more broadly invested across industries. Financial, economic, business, and other developments affecting issuers in a particular industry or group of industries, will have a greater effect on a Portfolio, and if securities of a particular industry or group of industries as a group fall out of favor, a Portfolio could underperform, or be more volatile than, funds that have greater industry diversification.
•	Technology Sector: Technology related companies are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, evolving industry standards, changing customer demands and the potential for limited earnings and/or falling profit margins. The failure of a company to adapt to such changes could have a material adverse effect on the company’s business, results of operations, and financial condition. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the values of their securities. Many technology companies have limited operating histories. Prices of technology companies’ securities historically have been more volatile than those of many other securities, especially over the short term.
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MORE INFORMATION ABOUT THE PORTFOLIOS (continued)

Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk. The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. Convertible securities may be rated below investment grade and therefore subject to greater levels of credit risk and liquidity risk. In the event the issuer of a convertible security is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, a Portfolio could lose money; such events may also have the effect of reducing a Portfolio's distributable income. There is a risk that a Portfolio may convert a convertible security at an inopportune time, which may decrease Portfolio returns.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Currency: To the extent that a Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forward foreign currency exchange contracts, and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country's derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.
Focused Investing: To the extent that a Portfolio’s index is substantially composed of securities in a particular industry, sector, market segment, or geographic area, a Portfolio will allocate its investments to approximately the same extent as the index. As a result, a Portfolio may be subject to greater market fluctuation than a fund that is more broadly
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MORE INFORMATION ABOUT THE PORTFOLIOS (continued)

invested. Economic conditions, political or regulatory conditions, or natural or other disasters affecting the particular industry, sector, market segment, or geographic area in which a Portfolio focuses its investments will have a greater effect on a Portfolio, and if securities of a particular industry, sector, market segment, or geographic area as a group fall out of favor a Portfolio could underperform, or be more volatile than, funds that have greater diversification.
•	Financial Services Sector: Investments in the financial services sector may be subject to credit risk, interest rate risk, and regulatory risk, among others. Banks and other financial institutions can be affected by such factors as downturns in the U.S. and foreign economies and general economic cycles, fiscal and monetary policy, adverse developments in the real estate market, the deterioration or failure of other financial institutions, and changes in banking or securities regulations.
•	Health Care Sector: Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete and are also often dependent on access to resources and on the developer’s ability to receive patents from regulatory agencies. Many health care companies are also subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of health and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.
•	Industrials Sector: The industrials sector includes companies whose businesses are dominated by one of the following activities: the manufacture and distribution of capital goods, including aerospace and defense, construction, engineering and building products, electrical equipment, and industrial machinery; the provision of commercial services and supplies, including printing, employment, environmental, and office services; and the provision of transportation services, including airlines, couriers, marine, road and rail, and transportation infrastructure. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability, and general economic conditions, among other factors.
•	Technology Sector: Technology related companies are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, evolving industry standards, changing customer demands and the potential for limited earnings and/or falling profit margins. The failure of a company to adapt to such changes could have a material adverse effect on the company’s business, results of operations, and financial condition. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the values of their securities. Many technology companies have limited operating histories. Prices of technology companies’ securities historically have been more volatile than those of many other securities, especially over the short term.
Foreign Investments/Developing and Emerging Markets: To the extent a Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, replacement of currency, potential for default on sovereign debt, trade or diplomatic disputes, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations, creation of monopolies, and seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets,
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for such reasons as social or political unrest, heavy economic dependence on international aid, agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures and legal systems, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, volatile currency exchange rates, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets generally.
Index Strategy: The index selected may underperform the overall market. To the extent a Portfolio seeks to track the index’s performance, a Portfolio will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent a Portfolio’s investments track its target index, such Portfolio may underperform other funds that invest more broadly. The correlation between a Portfolio’s performance and index performance may be affected by a Portfolio’s expenses and the timing of purchases and redemptions of a Portfolio’s shares. In addition, a Portfolio’s actual holdings might not match the index and a Portfolio’s effective exposure to index securities at any given time may not precisely correlate.
Index Strategy for Voya Emerging Markets Index Portfolio: The index selected may underperform the overall market. To the extent a Portfolio seeks to track the index’s performance, a Portfolio will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent a Portfolio’s investments track its target index, such Portfolio may underperform other funds that invest more broadly. The correlation between a Portfolio’s performance and index performance may be affected by a Portfolio’s expenses and the timing of purchases and redemptions of a Portfolio’s shares. In addition, a Portfolio’s actual holdings might not match the index and a Portfolio’s effective exposure to index securities at any given time may not precisely correlate. In addition, compliance with recent sanctions imposed by the United States or other governments against certain Russian issuers whose securities are included in the Portfolio’s index may impair the Portfolio’s ability to purchase, sell, receive, deliver or obtain exposure to those securities, and interfere with the Portfolio’s ability to track its index.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that a Portfolio invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Investing through Stock Connect: Shares in mainland China-based companies that trade on Chinese stock exchanges such as the Shanghai Stock Exchange and the Shenzhen Stock Exchange (“China A-Shares”) may be purchased directly or indirectly through the Shanghai-Hong Kong Stock Connect (“Stock Connect”), a mutual market access program designed to, among other things, enable foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. There are significant risks inherent in investing in China A-Shares through Stock Connect. The underdeveloped state of PRC’s investment and banking systems subjects the settlement, clearing, and registration of China A-Shares transactions to heightened risks. Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if either or both markets are closed on a U.S. trading day, a Portfolio may not be able to dispose of its China A-Shares in a timely manner, which could adversely affect a Portfolio’s performance.
Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. The proprietary models used by a manager to evaluate securities or securities markets are based on the manager’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models. Portfolios that are actively managed, in whole or in part, according to a quantitative investment model
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can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Mistakes in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for a Portfolio.
Liquidity: If a security is illiquid, a Portfolio might be unable to sell the security at a time when a Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing a Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by a Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Mid-Capitalization Company: Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, smaller size, limited markets and financial resources, narrow product lines, less management depth, and more reliance on key personnel. Consequently, the securities of mid-capitalization companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.
Mortgage- and/or Asset-Backed Securities: Defaults on, or low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities may impair the value of these securities and result in losses. There may be limitations on the enforceability of any security interest or collateral granted with respect to those underlying assets and the value of collateral may not satisfy the obligation upon default. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities. The value of longer-term securities generally changes more in response to changes in market interest rates than shorter term securities.
These securities may be significantly affected by government regulation, market interest rates, market perception of the creditworthiness of an issuer servicer, and loan-to-value ratio of the underlying assets. During an economic downturn, the mortgages, commercial or consumer loans, trade or credit card receivables, installment purchase obligations, leases, or other debt obligations underlying an asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.
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Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of a Portfolio. The investment policies of the other investment companies may not be the same as those of a Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which a Portfolio is typically subject.
ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an index. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) an active trading market for an ETF’s shares may not develop or be maintained; or (ii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Other investment companies include Holding Company Depositary Receipts (“HOLDRs”). Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose a Portfolio to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, a Portfolio may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject a Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, environmental problems, overbuilding, high foreclosure rates and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, market interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses. A Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, a Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that a Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that a Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing a Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of a Portfolio’s other risks.
A Portfolio seeks to minimize investment risk by limiting the investment of cash collateral to high-quality instruments of short maturity. In the event of a borrower default, a Portfolio will be protected to the extent a Portfolio is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. A Portfolio is protected by its securities lending agent, which has agreed to indemnify a Portfolio from losses resulting from borrower default.
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Small-Capitalization Company: Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, small size, limited markets and financial resources, narrow product lines, less management depth and more reliance on key personnel. The securities of smaller companies are subject to liquidity risk as they are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.
U.S. Government Securities and Obligations: U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration, and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank, and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government and therefore involve greater risk. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. The impact of greater governmental scrutiny into the operations of certain agencies and government-sponsored enterprises may adversely affect the value of securities issued by these entities. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing market interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.
When Issued and Delayed Delivery Securities and Forward Commitments: When issued securities, delayed delivery securities and forward commitments involve the risk that the security a Portfolio buys will lose value prior to its delivery. These investments may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing a Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of a Portfolio’s other risks. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, a Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Further Information About Principal Risks
The following provides additional information about certain aspects of the principal risks described above.
Counterparty: The entity with which a Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that a Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions or when a Portfolio conducts business with a limited number of counterparties.
Duration: One measure of risk for debt instruments is duration. Duration measures the sensitivity of a bond’s price to market interest rate movements and is one of the tools used by a portfolio manager in selecting debt instruments. Duration is a measure of the average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. As a point of reference, the duration of a non-callable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a non-callable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in market interest rates may impact the duration calculation. For example, the price of a bond with an average duration of 4.5 years would be expected to fall approximately 4.5% if market interest rates rose by one percentage point. Conversely, the price of a bond with an average duration of 4.5 years would be expected to rise approximately 4.5% if market interest rates dropped by one percentage point.
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Investment by Other Funds: Various other funds and/or funds-of-funds, including some Voya funds, may invest in a Portfolio. If investments by these other funds result in large inflows or outflows of cash from a Portfolio, a Portfolio could be required to sell securities or invest cash at times, or in ways, that could negatively impact its performance, speed the realization of capital gains, or increase transaction costs. While it is very difficult to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. These transactions also could increase transaction costs or portfolio turnover or affect the liquidity of a Portfolio’s portfolio. The manager will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on a Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.
Leverage: Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities, short sales, and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk and adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative. The use of leverage may exaggerate any increase or decrease in the net asset value, causing a Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of a Portfolio’s other risks. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet regulatory requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause a Portfolio to be more volatile than if a Portfolio had not been leveraged.
Operational: A Portfolio, its service providers, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect a Portfolio and its shareholders, despite the efforts of a Portfolio and its service providers to adopt technologies, processes, and practices intended to mitigate these risks. Cyber-attacks, disruptions, or failures that affect a Portfolio’s service providers, counterparties, market participants, or issuers of securities held by a Portfolio may adversely affect a Portfolio and its shareholders, including by causing losses or impairing the Portfolio’s operations.
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PORTFOLIO HOLDINGS INFORMATION

A description of each Portfolio's policies and procedures regarding the release of portfolio holdings information is available in the Portfolio's SAI. Portfolio holdings information can be reviewed online at www.voyainvestments.com.
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MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser
Voya Investments, an Arizona limited liability company, serves as the investment adviser to each Portfolio. Voya Investments has overall responsibility for the management of each Portfolio. Voya Investments oversees all investment advisory and portfolio management services and assists in managing and supervising all aspects of the general day-to-day business activities and operations of each Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments is registered with the SEC as an investment adviser.
The Adviser is an indirect, wholly-owned subsidiary of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries.
Voya Investments' principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. As of December 31, 2017, Voya Investments managed approximately $90.5 billion in assets.
Management Fee
The Adviser receives an annual fee for its services to each Portfolio. The fee is payable in monthly installments based on the average daily net assets of each Portfolio.
The Adviser is responsible for all of its own costs, including costs of the personnel required to carry out its duties.
The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets.
Management Fees
Voya Emerging Markets Index Portfolio	0.65%
Voya International Index Portfolio	0.46%
Voya RussellTM Mid Cap Index Portfolio	0.41%
Voya RussellTM Small Cap Index Portfolio	0.43%
Voya U.S. Bond Index Portfolio	0.38%
For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios’ annual shareholder report dated December 31, 2017.
The Sub-Adviser and Portfolio Managers
The Adviser has engaged a sub-adviser to provide the day-to-day management of each Portfolio's portfolio. The sub-adviser is an affiliate of the Adviser.
The Adviser acts as a “manager-of-managers” for each Portfolio. The Adviser has ultimate responsibility, subject to the oversight of each Portfolio’s Board, to oversee any sub-advisers and to recommend the hiring, termination, or replacement of sub-advisers. Each Portfolio and the Adviser have received exemptive relief from the SEC which permits the Adviser, with the approval of the Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are not affiliated with the Adviser (“non-affiliated sub-advisers”) as well as sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Adviser or of another company that, indirectly or directly wholly owns the Adviser (“wholly-owned sub-advisers”).
Consistent with the “manager-of-managers” structure, the Adviser delegates to the sub-advisers of each Portfolio the responsibility for day-to-day investment management subject to the Adviser’s oversight. The Adviser is responsible for, among other things, monitoring the investment program and performance of the sub-advisers. Pursuant to the exemptive relief, the Adviser, with the approval of the Board, has the discretion to terminate any sub-adviser (including terminating a non-affiliated sub-adviser and replacing it with a wholly-owned sub-adviser), and to allocate and reallocate the Portfolio’s assets among other sub-advisers. In these instances, the Adviser may have an incentive to select or retain an affiliated sub-adviser. For example, if the Portfolio is not sub-advised or is sub-advised by a wholly-owned sub-adviser, the entire advisory fee is retained by a Voya company.
In the event that the Adviser exercises its discretion to replace a sub-adviser or add a new sub-adviser, the Portfolio will provide shareholders with information about the new sub-adviser and the new sub-advisory agreement within 90 days. The appointment of a new sub-adviser or the replacement of an existing sub-adviser may be accompanied by a change to the name of the Portfolio and a change to the investment strategies of the Portfolio.
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MANAGEMENT OF THE PORTFOLIOS (continued)

Under the terms of the sub-advisory agreement, the agreement can be terminated by the Adviser, each Portfolio’s Board, or the sub-adviser, provided that the conditions of such termination are met. In addition, the agreement may be terminated by each Portfolio’s shareholders. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of the Portfolio.
The “manager-of-managers” structure and reliance on the exemptive relief has been approved by each Portfolio’s shareholders.
Voya Investment Management Co. LLC
Voya Investment Management Co. LLC (“Voya IM” or “Sub-Adviser”), a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. Voya IM is an indirect, wholly-owned subsidiary of Voya Financial, Inc. and is an affiliate of the Adviser. Voya IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. Voya IM's principal office is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2017, Voya IM managed approximately $97.4 billion in assets.
All Portfolios (except Voya U.S. Bond Index Portfolio)
The following individuals are jointly and primarily responsible for the day-to-day management of each Portfolio.
Steve Wetter, Portfolio Manager, is responsible for portfolio management of the index, research enhanced index, and smart beta strategies. Mr. Wetter joined Voya IM in April 2012 and prior to that he was a portfolio manager and trader at Mellon Asset Management (2007 – 2009), and Northern Trust (2003 – 2007).
Kai Yee Wong, Portfolio Manager, is responsible for the portfolio management of the U.S. and Global active quantitative strategies. Prior to joining Voya IM in 2012, Ms. Wong worked as a senior equity portfolio manager at Northern Trust, responsible for managing various global indices including developed, emerging, real estate, Topix, and socially responsible benchmarks (2003 – 2009).
Voya U.S. Bond Index Portfolio
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio.
Bob Kase, CFA and Senior Portfolio Manager, joined Voya IM in 2007. Prior to joining Voya IM, Mr. Kase managed corporate, asset-backed securities, and commercial mortgage-backed securities for SunTrust Bank. Before that, he was a senior portfolio manager for American General, and before that was a senior portfolio manager at CL Capital Management.
Matthew Toms, CFA, Portfolio Manager, and chief investment officer (“CIO”) of fixed-income at Voya Investment Management, joined Voya IM in September, 2009. In this role, Mr. Toms leads a team of more than 100 investment professionals. Before becoming CIO, Mr. Toms was head of public fixed-income at Voya Investment Management, overseeing the investment teams responsible for investment grade corporate, high yield corporate, structured products, mortgage-backed securities, emerging market debt and money market strategies for Voya’s general account and third-party business. Prior to joining Voya IM, Mr. Toms was employed by Calamos Investments from March, 2007 to September, 2009, where he established and grew their fixed-income business. From May, 2000 to March, 2007, Mr. Toms was employed by Northern Trust and Lincoln National in various different roles.
Additional Information Regarding the Portfolio Managers
The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in each Portfolio.
The Distributor
Voya Investments Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. The Distributor is an indirect, wholly-owned subsidiary of Voya Financial, Inc. and is an affiliate of the Adviser. See “Principal Underwriter” in the SAI.
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MANAGEMENT OF THE PORTFOLIOS (continued)

The Distributor is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.
Contractual Arrangements
Each Portfolio has contractual arrangements with various service providers, which may include, among others, investment advisers, distributors, custodians and fund accounting agents, shareholder service providers, and transfer agents, who provide services to each Portfolio. Shareholders are not parties to, or intended (“third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of each Portfolio. This paragraph is not intended to limit any rights granted to shareholders under federal or state securities laws.
34

HOW SHARES ARE PRICED

Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when the Portfolio does not price its shares, the value of the Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of the Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolio’s Board. Such procedures provide, for example, that:
•	Exchange-traded securities are valued at the mean of the closing bid and ask.
•	Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity individual trading characteristics and other market data.
•	Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers.
•	Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes.
•	Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse.
•	Over-the-counter swap agreements are valued using a price provided by an independent pricing service.
•	Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service.
•	Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the
35

HOW SHARES ARE PRICED (continued)

principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract owner or Qualified Plan participant is received in proper form. When the Variable Contract owner or Qualified Plan participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract owner or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day's price, your order must be received by Market Close.
36

HOW TO BUY AND SELL SHARES

Class P2 shares may be purchased without a sales charge. Class P2 shares may only be purchased by certain other funds in the Voya family of funds.
Such availability is subject to management’s determination of the appropriateness of investment in Class P2 shares in light of the level at which advisory fees are charged to the investor.
Each Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. Each Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.
37

FREQUENT TRADING - MARKET TIMING

Each Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of each Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Adviser or affiliated entities have agreements which require such intermediaries to provide detailed account information, including trading history, upon request of a Portfolio.
The Board has made a determination not to adopt a separate policy for each Portfolio with respect to frequent purchases and redemptions of shares by a Portfolio’s shareholders, but rather to rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by its customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, a Portfolio may make a determination that certain trading activity is harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in a Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. Each Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.
Each Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of a Portfolio and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio's performance.
Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in its current NAV, investors may attempt to take advantage of anticipated price movements in securities held by a Portfolio based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time it calculates its NAV such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. Each Portfolio has adopted fair valuation policies and procedures intended to reduce its exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that a Portfolio does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Portfolio’s shares which negatively affects long-term shareholders.
The following transactions are excluded when determining whether trading activity is excessive:
•	Rebalancing to facilitate fund-of-fund arrangements or a Portfolio’s systematic exchange privileges; and
•	Purchases or sales initiated by certain other funds in the Voya family of funds.
Although the policies and procedures known to a Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in a Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.
38

PAYMENTS TO FINANCIAL INTERMEDIARIES

Voya mutual funds are distributed by the Distributor. The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through financial intermediaries. Each Voya mutual fund also has an investment adviser which is responsible for managing the money invested in each of the mutual funds. No dealer compensation is paid from the sale of Class P2 shares of a Portfolio. Class P2 shares do not have sales commissions, pay 12b-1 fees, or make payments to financial intermediaries for assisting the Distributor in promoting the sales of a Portfolio's shares.
39

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions
Each Portfolio generally distributes most or all of its net earnings in the form of dividends, consisting of net investment income and capital gains distributions. Each Portfolio distributes capital gains, if any, annually. Each Portfolio (except Voya U.S. Bond Index Portfolio) also declares dividends and pays dividends consisting of net investment income, if any, annually.
Voya U.S. Bond Index Portfolio declares dividends daily and pays dividends consisting of net investment income, if any, monthly. All dividends and capital gains distributions will be automatically reinvested in additional shares of a Portfolio at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash.
From time to time a portion of a Portfolio’s distributions may constitute a return of capital. To comply with federal tax regulations, each Portfolio may also pay an additional capital gains distribution.
Tax Matters
Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.
Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains that it distributes to its shareholders.
Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from the Portfolio to the insurance company's separate accounts.
Since the sole shareholders of each Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Variable Contracts, see the prospectus for the contract.
See the SAI for further information about tax matters.
The tax status of your investment in a Portfolio depends upon the features of your Variable Contract. For further information, please refer to the prospectus for the Variable Contract.
40

INDEX DESCRIPTIONS

The Bloomberg Barclays U.S. Aggregate Bond Index is a widely recognized index of publicly issued, investment-grade U.S. government, mortgage-backed, asset-backed, and corporate debt securities.
The MSCI EAFE® Index measures the performance of securities listed on exchanges in Europe, Australasia, and the Far East.
The MSCI Emerging Markets IndexSM measures the performance of securities listed on exchanges in developing nations throughout the world.
The Voya Emerging Markets Index Portfolio and Voya International Index Portfolio are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing, or creating any MSCI index (collectively, “the MSCI Parties”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE PORTFOLIOS’ SUB-ADVISER. NONE OF THE MSCI PARTIES MAKE ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE PORTFOLIOS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN PORTFOLIOS GENERALLY, OR IN THE PORTFOLIOS PARTICULARLY, OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES, AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE PORTFOLIOS OR THE ISSUER, OWNERS OF THE PORTFOLIOS, OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAVE ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER, OWNERS OF THE PORTFOLIOS, OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES ARE RESPONSIBLE FOR OR HAVE PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE PORTFOLIOS TO BE ISSUED, OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY, OR THE CONSIDERATION INTO WHICH THE PORTFOLIOS ARE REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAVE ANY OBLIGATION OR LIABILITY TO THE ISSUER, OWNERS OF THE PORTFOLIOS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE PORTFOLIOS.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN, OR FOR USE IN THE CALCULATION OF, THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANT OR GUARANTEE THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKE ANY WARRANTIES, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE PORTFOLIOS, OWNERS OF THE PORTFOLIOS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF, OR IN CONNECTION WITH, ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKE ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
No purchaser, seller or holder of these securities, products or funds, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.
The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The index represents approximately 31% of the total market capitalization of the Russell 1000® Index companies.
41

INDEX DESCRIPTIONS (continued)

The “Russell” Portfolios are not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed a Portfolio nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.
Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indices. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indices.
Russell’s publication of the Russell Indices in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indices are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDICES OR ANY DATA INCLUDED IN THE RUSSELL INDICES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OF THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDICES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX OR INDICES OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.
42

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Portfolio's financial performance for the periods shown. Certain information reflects the financial results for a single share. The total returns in the table represent the rate of return that an investor would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and/or distributions). The information has been audited by KPMG LLP, whose report, along with a Portfolio’s financial statements, is included in a Portfolio’s Annual Report, which is available upon request.
43

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payments from distribution settlement/affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Emerging Markets Index Portfolio
Class P2
05-03-17(5) - 12-31-17	10.99	0.20•	1.87	2.07	0.18	—	—	0.18	—	12.88	19.15	0.82	0.15	0.15	2.56	219,322	18
Voya International Index Portfolio
Class P2
05-03-17(5) - 12-31-17	9.79	0.16•	1.05	1.21	0.24	—	—	0.24	—	10.76	12.59	0.53	0.15	0.15	2.42	589,019	4
Voya RussellTM Mid Cap Index Portfolio
Class P2
05-03-17(5) - 12-31-17	15.87	0.17•	1.59	1.76	0.24	1.08	—	1.32	—	16.31	12.01	0.44	0.15	0.15	1.68	228,215	9
Voya RussellTM Small Cap Index Portfolio
Class P2
05-03-17(5) - 12-31-17	15.34	0.14•	1.47	1.61	0.17	1.08	—	1.25	—	15.70	11.34	0.46	0.15	0.15	1.38	125,069	18
Voya U.S. Bond Index Portfolio
Class P2
05-03-17(5) - 12-31-17	10.60	0.17•	0.03	0.20	0.18	0.03	—	0.21	—	10.59	1.89	0.41	0.15	0.15	2.34	731,605	155
See Accompanying Notes to Financial Highlights
44

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions, and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(4)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the year or period.
45

TO OBTAIN MORE INFORMATION
You will find more information about the Portfolios in our:
ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS
In the Portfolios' annual/semi-annual shareholder reports, when available, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios' performance during the applicable reporting period, the financial statements and the independent registered public accounting firm's reports (in the annual shareholder report only).
STATEMENT OF ADDITIONAL INFORMATION
The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.
Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, when available, the SAI, or other Portfolio information.
To make shareholder inquiries contact:
Voya Investment Management
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
1-800-992-0180
or visit our website at www.voyainvestments.com
This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee, by contacting the SEC at:
U.S. Securities and Exchange Commission
Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549
or at the e-mail address: publicinfo@sec.gov
Or obtain the information at no cost by visiting the SEC's Internet website at: www.sec.gov.
When contacting the SEC, you will want to refer to the Portfolios' SEC file number. The file number is as follows:
Voya Variable Portfolios, Inc.	811-7651
Voya Emerging Markets Index Portfolio Voya International Index Portfolio Voya RussellTM Mid Cap Index Portfolio Voya RussellTM Small Cap Index Portfolio Voya U.S. Bond Index Portfolio
PRO-7651-P2	(0518-050118)

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2018
Voya Variable Products Funds
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
1-800-992-0180
Voya Balanced Portfolio, Inc.
Voya Balanced Portfolio
Class/Ticker: I/IBPIX; S/IBPSX
Voya Government Money Market Portfolio
Voya Government Money Market Portfolio1
Class/Ticker: ADV/VMAXX; I/IVMXX; S/IMSXX; S2/VMTXX
Voya Intermediate Bond Portfolio
Voya Intermediate Bond Portfolio
Class/Ticker: ADV/IIBPX; I/IPIIX; S/IPISX; S2/IIBTX
Voya Variable Funds
Voya Growth and Income Portfolio
Class/Ticker: ADV/IAVGX; I/IIVGX; S/ISVGX; S2/IGISX
Voya Variable Portfolios, Inc.
Voya Global Equity Portfolio
Class/Ticker: ADV/IGHAX; I/IIGZX S/IGHSX; S2/IWTTX;  T/VGVTX
Voya Index Plus LargeCap Portfolio2
Class/Ticker: ADV/VIPAX; I/IPLIX; S/IPLSX; S2/IPLTX
Voya Index Plus MidCap Portfolio2
Class/Ticker: I/IPMIX; S/IPMSX; S2/AIMTX
Voya Index Plus SmallCap Portfolio2
Class/Ticker: I/IPSIX; S/IPSSX; S2/IPSTX
Voya Small Company Portfolio
Class/Ticker: ADV/IASCX; I/IVCSX; R6/VSPRX; S/IVPSX
1	Class ADV and Class S2 shares of the Portfolio are not currently offered.
2	Class S2 shares of the Portfolio are not currently offered.

This Statement of Additional Information (“SAI”) contains additional information about each Portfolio listed above. This SAI is not a prospectus and should be read in conjunction with the Prospectus dated May 1, 2018, as supplemented or revised from time to time. Each Portfolio’s financial statements for the fiscal year ended December 31, 2017, including the independent registered public accounting firm’s report thereon found in each Portfolio’s most recent annual report to shareholders, are incorporated into this SAI by reference. Each Portfolio’s Prospectus and annual or unaudited semi-annual shareholder reports may be obtained free of charge by contacting the Portfolio at the address and phone number written above or by visiting our website at www.voyainvestments.com.

The S&P 500® Index, S&P MidCap 400® Index, and S&P SmallCap 600® Index are products of S&P Dow Jones Indices LLC (“SPDJI”), and have been licensed for use by Voya Services Company and certain affiliates (“Voya”). S&P® and S&P 500® are trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Voya.
Voya’s investment products (the “Products”) based in whole or in part on the S&P 500® Index, S&P MidCap 400® Index, and S&P SmallCap 600® Index (the “Indexes”) are not sponsored, endorsed, sold or promoted by SPDJI, S&P, Dow Jones or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in the Products or purchasing securities generally or the ability of the Indexes to track general market performance. S&P Dow Jones Indices’ only relationship to Voya with respect to the Products is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Index, S&P MidCap 400® Index, and S&P SmallCap 600® Index are determined, composed and calculated by S&P Dow Jones Indices without regard to Voya or the Products. S& P Dow Jones Indices have no obligation to take the needs of Voya or the owners of the Products into consideration in determining, composing or calculating the Indexes. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products or in the determination or calculation of the equations by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration or marketing of the Products. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. SPDJI is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
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INTRODUCTION AND GLOSSARY
This SAI is designed to elaborate upon information contained in each Portfolio’s Prospectus, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of some of each Portfolio’s securities and investment techniques. Some investment techniques are described only in the Prospectus and are not repeated here.
Capitalized terms used, but not defined, in this SAI have the same meaning as in the Prospectus and some additional terms are defined particularly for this SAI.
Following are definitions of general terms that may be used throughout this SAI:
1933 Act: Securities Act of 1933, as amended
1934 Act: Securities Exchange Act of 1934, as amended
1940 Act: Investment Company Act of 1940, as amended
Administrator: Voya Funds Services, LLC
Adviser: Voya Investments, LLC or Voya Investments (formerly, ING Investments, LLC)
Affiliated Fund: A fund within the Voya family of funds
Board: The Board of Directors/Trustees for each Company/Trust
Business Day: Each day the NYSE opens for regular trading
Capital One: Capital One Investing, LLC
CDSC: Contingent deferred sales charge
CFTC: United States Commodity Futures Trading Commission
Code: Internal Revenue Code of 1986, as amended
Company/Trust: Voya Balanced Portfolio, Inc., Voya Variable Portfolios, Inc., Voya Government Money Market Portfolio, Voya Intermediate Bond Portfolio, and Voya Variable Funds, collectively known as Voya Variable Products Funds
Distributor: Voya Investments Distributor, LLC (formerly, ING Investments Distributor, LLC)
Distribution Agreement: The Distribution Agreement for each Portfolio, as described herein
ETF: Exchange Traded Fund
EU: European Union
Expense Limitation Agreement: The Expense Limitation Agreement(s) for each Portfolio, as described herein
FDIC: Federal Deposit Insurance Corporation
FHLMC: Federal Home Loan Mortgage Corporation
FINRA: Financial Industry Regulatory Authority, Inc.
Fiscal Year End of each Portfolio: December 31
Fitch: Fitch Ratings
FNMA: Federal National Mortgage Association
GNMA: Government National Mortgage Association
Independent Directors/Trustees: The Directors/Trustees of the Board who are not “interested persons” (as defined in the 1940 Act) of each Portfolio
Interested Directors/Trustees: The Directors/Trustees of the Board who are currently treated as “interested persons” (as defined in the 1940 Act) of each Portfolio
Investment Management Agreement: The Investment Management Agreement for each Portfolio, as described herein
IPO: Initial Public Offering
IRA: Individual Retirement Account
IRS: United States Internal Revenue Service
LIBOR: London Interbank Offered Rate
MLPs: Master Limited Partnerships
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Moody’s: Moody’s Investors Service, Inc.
NAV: Net Asset Value
NRSRO: Nationally Recognized Statistical Rating Organization
NYSE: New York Stock Exchange
OTC: Over-the-counter
Portfolio: One or more of the investment management companies listed on the front cover of this SAI
Principal Underwriter: Voya Investments Distributor, LLC or the “Distributor”
Prospectus: One or more prospectuses for each Portfolio
REIT: Real Estate Investment Trust
REMICs: Real Estate Mortgage Investment Conduits
RIC: A “Regulated Investment Company,” pursuant to the Code
Rule 12b-1: Rule 12b-1 (under the 1940 Act)
Rule 12b-1 Plan: A distribution and/or Shareholder Service Plan adopted under Rule 12b-1
S&L: Savings & Loan Association
S&P: S&P Global Ratings
SEC: United States Securities and Exchange Commission
Sub-Adviser: One or more sub-advisers for a Portfolio, as described herein
Sub-Advisory Agreement: The Sub-Advisory Agreement(s) for each Portfolio, as described herein
Underlying Funds: Unless otherwise stated, other mutual funds or ETFs in which each Portfolio may invest
Voya family of funds or the “funds”: All of the RICs managed by Voya Investments
Voya IM: Voya Investment Management Co. LLC (formerly, ING Investment Management Co. LLC)
HISTORY OF each Company/Trust
Voya Balanced Portfolio, Inc., an open-end management investment company that is registered under the 1940 Act, was organized as a Maryland corporation on December 14, 1988. On May 1, 2014, the Company changed its name to Voya Balanced Portfolio, Inc.
Voya Government Money Market Portfolio, Voya Intermediate Bond Portfolio and Voya Variable Funds, each an open-end management investment company that is registered under the 1940 Act, were originally established as Maryland corporations in 1973, 1974, and 1974, respectively. Each was converted to a Massachusetts business trust on January 25, 1984. On May 1, 2014, each Trust changed its name to Voya Money Market Portfolio, Voya Intermediate Bond Portfolio, and Voya Variable Funds, respectively. On May 1, 2016, Voya Money Market Portfolio changed its name to Voya Government Money Market Portfolio.
Voya Variable Portfolios, Inc., an open-end management investment company that is registered under the 1940 Act, was organized as a Maryland corporation on June 4, 1996. On May 1, 2014, the Company changed its name to Voya Variable Portfolios, Inc.
Portfolio Name Changes During the Past Ten Years
Portfolio	Former Name	Date of Change
Voya Balanced Portfolio	ING Balanced Portfolio	May 1, 2014
	ING VP Balanced Portfolio	May 1, 2009
Voya Global Equity Portfolio	Voya Global Value Advantage Portfolio	May 1, 2016
	ING Global Value Advantage Portfolio	May 1, 2014
	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	July 12, 2013
Voya Government Money Market Portfolio	Voya Money Market Portfolio	May 1, 2016
	ING Money Market Portfolio	May 1, 2014
	ING VP Money Market Portfolio	May 1, 2009
Voya Growth and Income Portfolio	ING Growth and Income Portfolio	May 1, 2014
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Portfolio	Former Name	Date of Change
	ING VP Growth and Income Portfolio	May 1, 2009
Voya Index Plus LargeCap Portfolio	ING Index Plus LargeCap Portfolio	May 1, 2014
	ING VP Index Plus LargeCap Portfolio	May 1, 2009
Voya Index Plus MidCap Portfolio	ING Index Plus MidCap Portfolio	May 1, 2014
	ING VP Index Plus MidCap Portfolio	May 1, 2009
Voya Index Plus SmallCap Portfolio	ING Index Plus SmallCap Portfolio	May 1, 2014
	ING VP Index Plus SmallCap Portfolio	May 1, 2009
Voya Intermediate Bond Portfolio	ING Intermediate Bond Portfolio	May 1, 2014
	ING VP Intermediate Bond Portfolio	May 1, 2009
Voya Small Company Portfolio	ING Small Company Portfolio	May 1, 2014
	ING VP Small Company Portfolio	May 1, 2009
SUPPLEMENTAL DESCRIPTION OF Portfolio INVESTMENTS AND RISKS
Diversification and Concentration
Diversified Investment Companies. The 1940 Act generally requires that a diversified portfolio may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or investments in securities of other investment companies).
Non-Diversified Investment Companies. A non-diversified investment company under the 1940 Act means that a portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a portfolio’s assets in the securities of a small number of issuers may cause the portfolio’s share price to fluctuate more than that of a diversified investment company. When compared to a diversified portfolio, a non-diversified portfolio may invest a greater portion of its assets in a particular issuer and, therefore, has greater exposure to the risk of poor earnings or losses by an issuer.
Concentration. For purposes of the 1940 Act, concentration occurs when at least 25% of a portfolio’s assets are invested in any one industry.
Each Portfolio is classified as a “diversified” portfolio as that term is defined under the 1940 Act. In addition, each Portfolio has a fundamental policy against concentration.
Investments, Investment Strategies, and Risks
The table on the following pages identifies various securities and investment techniques used by the Adviser or Sub-Adviser in managing a Portfolio and provides a more detailed description of those securities and techniques along with the risks associated with them. A Portfolio may use any or all of these techniques at any one time, and the fact that a Portfolio may use a technique does not mean that the technique will be used. A Portfolio’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Portfolio’s investment objective, policies, and restrictions described in that Portfolio’s Prospectus and/or in this SAI, as well as federal securities laws. There can be no assurance that a Portfolio will achieve its investment objective. Each Portfolio’s investment objective, policies, investment strategies, and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques a Portfolio utilizes is set forth below. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Portfolio’s Prospectus. Where a particular type of security or investment technique is not discussed in a Portfolio’s Prospectus, that security or investment technique is not a principal investment strategy and the Portfolio will not invest more than 5% of its assets in such security or investment technique.
Please refer to the fundamental and non-fundamental investment restrictions following the description of securities and investment techniques for more information on any applicable limitations.
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Asset Class/Investment Technique	Voya Balanced Portfolio	Voya Global Equity Portfolio	Voya Government Money Market Portfolio	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio
Equity Securities
Commodities
Common Stocks	X	X		X	X
Convertible Securities	X	X		X	X
Initial Public Offerings	X	X		X	X
Master Limited Partnerships
Other Investment Companies and Pooled Investment Vehicles	X	X	X	X	X
Preferred Stocks	X	X		X	X
Private Investments in Public Companies
Real Estate Securities and Real Estate Investment Trusts	X	X		X	X
Small- and Mid-Capitalization Issuers	X	X		X	X
Special Situation Issuers	X	X		X	X
Trust Preferred Securities	X	X			X
Debt Instruments
Asset-Backed Securities	X	X	X	X	X
Bank Instruments	X	X	X	X	X
Commercial Paper	X	X	X	X	X
Corporate Debt Instruments	X	X	X	X	X
Credit-Linked Notes	X	X	X	X	X
Custodial Reciepts and Trust Certificates	X				X
Delayed Funding Loans and Revolving Credit Facilities	X				X
Event-Linked Bonds	X				X
Floating or Variable Rate Instruments	X	X	X	X	X
Guaranteed Investment Contracts	X	X	X	X	X
High Yield Securities	X	X			X
Inflation-Indexed Bonds	X				X
Inverse Floating Rate Securities	X				X
Mortgage-Related Securities	X	X	X	X	X
Municipal Securities	X	X	X	X	X
Senior and Other Bank Loans	X	X	X	X	X
U.S. Government Securities and Obligations	X	X	X	X	X
Zero-Coupon, Deferred Interest and Pay-in-Kind Bonds	X	X	X	X	X
Foreign Investments
Depositary Receipts	X	X		X	X
Emerging Market Investments	X	X	X	X	X
Eurodollar and Yankee Dollar Instruments	X	X	X	X	X
Foreign Currencies	X	X			X
Sovereign Debt	X	X	X	X	X
Supranational Entities	X	X	X	X	X
Derivative Instruments
Forward Commitments	X	X	X	X	X
Futures Contracts	X	X	X	X	X
Hybrid Instruments	X	X	X	X	X
Options	X	X	X	X	X
Participatory Notes	X				X
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Asset Class/Investment Technique	Voya Balanced Portfolio	Voya Global Equity Portfolio	Voya Government Money Market Portfolio	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio
Rights and Warrants	X	X	X	X	X
Swap Transactions and Options on Swap Transactions	X	X	X	X	X
Other Investment Techniques
Borrowing	X	X	X	X	X
Participation on Creditors Committees
Repurchase Agreements	X	X	X	X	X
Restriced and Illiquid Securities	X	X	X	X	X
Reverse Repurchase Agreements and Dollar Roll Transactions	X	X	X	X	X
Securities Lending	X	X		X	X
Short Sales	X	X		X	X
To Be Announced Commitments	X	X	X	X	X
When-Issued Securities and Delayed-Delivery Transactions	X	X	X	X	X

Asset Class/Investment Technique	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio	Voya Small Company Portfolio
Equity Securities
Commodities
Common Stocks	X	X	X	X
Convertible Securities	X	X	X	X
Initial Public Offerings	X	X	X	X
Master Limited Partnerships
Other Investment Companies and Pooled Investment Vehicles	X	X	X	X
Preferred Stocks	X	X	X	X
Private Investments in Public Companies
Real Estate Securities and Real Estate Investment Trusts	X	X	X	X
Small- and Mid-Capitalization Issuers	X	X	X	X
Special Situation Issuers	X	X	X	X
Trust Preferred Securities
Debt Instruments
Asset-Backed Securities	X	X	X	X
Bank Instruments	X	X	X	X
Commercial Paper	X	X	X	X
Corporate Debt Instruments	X	X	X	X
Credit-Linked Notes	X	X	X	X
Custodial Reciepts and Trust Certificates
Delayed Funding Loans and Revolving Credit Facilities
Event-Linked Bonds
Floating or Variable Rate Instruments	X	X	X	X
Guaranteed Investment Contracts	X	X	X	X
High Yield Securities	X	X	X
Inflation-Indexed Bonds
Inverse Floating Rate Securities
Mortgage-Related Securities	X	X	X	X
Municipal Securities	X	X	X
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Asset Class/Investment Technique	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio	Voya Small Company Portfolio
Senior and Other Bank Loans	X	X	X	X
U.S. Government Securities and Obligations	X	X	X	X
Zero-Coupon, Deferred Interest and Pay-in-Kind Bonds	X	X	X	X
Foreign Investments
Depositary Receipts	X	X	X	X
Emerging Market Investments	X	X	X	X
Eurodollar and Yankee Dollar Instruments	X	X	X	X
Foreign Currencies
Sovereign Debt	X	X	X	X
Supranational Entities	X	X	X	X
Derivative Instruments
Forward Commitments	X	X	X	X
Futures Contracts	X	X	X	X
Hybrid Instruments	X	X	X	X
Options	X	X	X	X
Participatory Notes
Rights and Warrants	X	X	X	X
Swap Transactions and Options on Swap Transactions	X	X	X	X
Other Investment Techniques
Borrowing	X	X	X	X
Participation on Creditors Committees
Repurchase Agreements	X	X	X	X
Restriced and Illiquid Securities	X	X	X	X
Reverse Repurchase Agreements and Dollar Roll Transactions
Securities Lending	X	X	X	X
Short Sales	X	X	X	X
To Be Announced Commitments	X	X	X	X
When-Issued Securities and Delayed-Delivery Transactions	X	X	X	X
EQUITY SECURITIES
Commodities: Commodities include equity securities of “hard assets companies” and derivative securities and instruments whose value is linked to the price of a commodity or a commodity index. The term “hard assets companies” includes companies that directly or indirectly (whether through supplier relationship, servicing agreements or otherwise) primarily derive their revenue or profit from exploration, development, production, distribution or facilitation of processes relating to precious metals (including gold), base and industrial metals, energy, natural resources and other commodities. Commodities values may be highly volatile, and may decline rapidly and without warning. The values of commodity issuers will typically be substantially affected by changes in the values of their underlying commodities. Securities of commodity issuers may experience greater price fluctuations than the relevant hard asset. In periods of rising hard asset prices, such securities may rise at a faster rate and, conversely, in times of falling commodity prices, such securities may suffer a greater price decline. Some hard asset issuers may be subject to the risks generally associated with extraction of natural resources, such as fire, drought, increased regulatory and environmental costs, and others. Because many commodity issuers have significant operations in many countries worldwide (including emerging markets), their securities may be more exposed than those of other issuers to unstable political, social and economic conditions, including expropriation and disruption of licenses or operations.
Common Stocks: Common stock represents an equity or ownership interest in an issuer. A common stock may decline in value due to an actual or perceived deterioration in the prospects of the issuer, an actual or anticipated reduction in the rate at which dividends are paid, or other factors affecting the value of an investment, or due to a decline in the values of stocks generally or of stocks of issuers in a particular industry or market sector. The values of common stocks may be highly volatile. If an issuer of common stock is liquidated or declares bankruptcy, the claims of owners of debt instruments and preferred stock take precedence over the claims of those who own common stock, and as a result the common stock could become worthless.
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Convertible Securities: Convertible securities are hybrid securities that combine the investment characteristics of debt instruments and common stocks. Convertible securities typically consist of debt instruments or preferred stock that may be converted (on a voluntary or mandatory basis) within a specified period of time (normally for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. Convertible securities also include debt instruments with warrants or common stock attached and derivatives combining the features of debt instruments and equity securities. Other convertible securities with additional or different features and risks may become available in the future. Convertible securities involve risks similar to those of both debt instruments and equity securities. In a corporation’s capital structure, convertible securities are senior to common stock but are usually subordinated to senior debt instruments of the issuer.
The market value of a convertible security is a function of its “investment value” and its “conversion value.” A security’s “investment value” represents the value of the security without its conversion feature (i.e., a nonconvertible fixed-income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer, and the seniority of the security in the issuer’s capital structure. A security’s “conversion value” is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like a nonconvertible debt instruments or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. In that circumstance, the convertible security takes on the characteristics of a debt instruments, and the price moves in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. In that case, the convertible security’s price may be as volatile as that of common stock. Because both interest rates and market movements can influence its value, a convertible security generally is not as sensitive to interest rates as a similar debt security, nor is it as sensitive to changes in share price as its underlying equity security. Convertible securities are often rated below investment grade or are not rated, and they are generally subject to greater levels of credit risk and liquidity risk.
Initial Public Offerings: The value of an issuer’s securities may be highly unstable at the time of its IPO and for a period thereafter due to factors such as market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available, and limited availability of investor information. Securities purchased in an IPO may be held for a very short period of time. As a result, investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs. Investors in IPOs can be adversely affected by substantial dilution of the value of their shares due to sales of additional shares, and by concentration of control in existing management and principal shareholders.
Investments in IPOs may have a substantial beneficial effect on investment performance. Investment returns earned during a period of substantial investment in IPOs may not be sustained during other periods of more-limited, or no, investments in IPOs. In addition, as an investment portfolio increases in size, the impact of IPOs on performance will generally decrease. Investment in securities offered in an IPO may lose money. There can be no assurance that investments in IPOs will be available or improve performance. Investments in secondary public offerings may be subject to certain of the foreign risks. A Portfolio will not necessarily participate in an IPO in which other mutual funds or accounts managed by the Adviser or Sub-Adviser participate.
Master Limited Partnerships: Master limited partnerships (“MLPs”) typically are characterized as “publicly traded partnerships” that qualify to be treated as partnerships for U.S. federal income tax purposes and are typically engaged in one or more aspects of the exploration, production, processing, transmission, marketing, storage or delivery of energy-related commodities, such as natural gas, natural gas liquids, coal, crude oil or refined petroleum products. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.
Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among unit holders, subordinated unit holders, and the general partner of an MLP, including those arising from incentive distribution payments. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based issuers.
The manner and extent of direct and indirect investments in MLPs and limited liability companies may be limited by an intention to qualify as a regulated investment company under the Code, and any such investments may adversely affect the ability of an investment company to qualify.
Other Investment Companies and Pooled Investment Vehicles: Securities of other investment companies and pooled investment vehicles, including shares of closed-end investment companies, unit investment trusts, ETFs, open-end investment companies, and private investment funds represent interests in managed portfolios that may invest in various types of instruments. Investing in another investment company or pooled investment vehicle exposes a Portfolio to all the risks of that other investment company or pooled investment vehicle as well as additional expenses at the other investment company or pooled investment vehicle-level, such as a proportionate share of portfolio management fees and operating expenses. Such expenses are in addition to the expenses a Portfolio pays in connection with its own operations. Investing in a pooled investment vehicle involves the risk that the vehicle will not perform as anticipated. The amount of assets that may be invested in another investment company or pooled investment vehicle or in other investment companies or pooled investment vehicles generally may be limited by applicable law.
7

The securities of other investment companies, particularly closed-end funds, may be leveraged and, therefore, will be subject to the risks of leverage. The securities of closed-end investment companies and ETFs carry the risk that the price paid or received may be higher or lower than their NAV. Closed-end investment companies and ETFs are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other factors.
In making decisions on the allocation of the assets in other investment companies, the Adviser and Sub-Adviser are subject to several conflicts of interest when they serve as the Adviser and Sub-Adviser to one or more of the other investment companies. These conflicts could arise because the Adviser or Sub-Adviser or their affiliates earn higher net advisory fees (the advisory fee received less any sub-advisory fee paid and fee waivers or expense subsidies) on some of the other investment companies than others. For example, where the other investment companies have a sub-adviser that is affiliated with the Adviser, the entire advisory fee is retained by a Voya company. Even where the net advisory fee is not higher for other investment companies sub-advised by an affiliate of the Adviser or Sub-Adviser, the Adviser and Sub-Adviser may have an incentive to prefer affiliated sub-advisers for other reasons, such as increasing assets under management or supporting new investment strategies, which in turn would lead to increased income to Voya. Further, the Adviser and Sub-Adviser may believe that redemption from another investment company will be harmful to that investment company, the Adviser and Sub-Adviser or an affiliate. Therefore, the Adviser and Sub-Adviser may have incentives to allocate and reallocate in a fashion that would advance its own economic interests, the economic interests of an affiliate, or the interests of another investment company.
The Adviser has informed the Board that its investment process may be influenced by an affiliated insurance company that issues financial products in which a Portfolio may be offered as an investment option. In certain of those products an affiliated insurance company may offer guaranteed lifetime income or death benefits. The Adviser’s and Sub-Adviser’s investment decisions, including their allocation decisions with respect to the other investment companies, may benefit the affiliated insurance company issuing such benefits. For example, selecting and allocating assets to other investment companies which invest primarily in debt instruments or in a more conservative or less volatile investment style, may reduce the regulatory capital requirements which the affiliated insurance company must satisfy to support its guarantees under its products, may help reduce the affiliated insurance company’s risk from the lifetime income or death benefits, or may make it easier for the insurance company to manage its risk through the use of various hedging techniques.
The Adviser and Sub-Adviser have adopted various policies and procedures that are intended to identify, monitor, and address actual or potential conflicts of interest. Nonetheless, investors bear the risk that the Adviser's and Sub-Adviser’s allocation decisions may be affected by their conflicts of interest.
Exchange-Traded Funds: ETFs are investment companies whose shares trade like a stock throughout the day. Certain ETFs use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. Other ETFs are actively managed (i.e., they do not seek to replicate the performance of a particular index). The value of an ETF’s shares will change based on changes in the values of the investments it holds. The value of an ETF’s shares will also likely be affected by factors affecting trading in the market for those shares, such as illiquidity, exchange or market rules, and overall market volatility. The market price for ETF shares may be higher or lower than the ETF’s NAV. The timing and magnitude of cash flows in and out of an ETF could create cash balances that act as a drag on the ETF’s performance. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. Substantial market or other disruptions affecting ETFs could adversely affect the liquidity and value of the shares of a Portfolio to the extent it invests in ETFs. There can be no assurance an ETF’s shares will continue to be listed on an active exchange.
Holding Company Depositary Receipts: Holding Company Depositary Receipts (“HOLDRs”) are securities that represent beneficial ownership in a group of common stocks of specified issuers in a particular industry. HOLDRs are typically organized as grantor trusts, and are generally not required to register as investment companies under the 1940 Act. Each HOLDR initially owns a set number of stocks, and the composition of a HOLDR does not change after issue, except in special cases like corporate mergers, acquisitions or other specified events. As a result, stocks selected for those HOLDRs with a sector focus may not remain the largest and most liquid in their industry, and may even leave the industry altogether. If this happens, HOLDRs invested may not provide the same targeted exposure to the industry that was initially expected. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diversified and creating more risk.
Private Funds: Private funds are private investment funds, pools, vehicles, or other structures, including hedge funds and private equity funds. They may be organized as corporations, partnerships, trusts, limited partnerships, limited liability companies, or any other form of business organization (collectively, “Private Funds”). Investments in Private Funds may be highly speculative and highly volatile and may produce gains or losses at rates that exceed those of a Portfolio’s other holdings and of publicly offered investment pools. Private Funds may engage actively in short selling. Private Funds may utilize leverage without limit and, to the extent a Portfolio invests in Private Funds that utilize leverage, a Portfolio will indirectly be exposed to the risks associated with that leverage and the values of its shares may be more volatile as a result.
Many Private Funds invest significantly in issuers in the early stages of development, including issuers with little or no operating history, issuers operating at a loss or with substantial variation in operation results from period to period, issuers with the need for substantial additional capital to support expansion or to maintain a competitive position, or issuers with significant financial leverage. Such issuers may also face intense competition from others including those with greater financial resources or more extensive development, manufacturing, distribution or other attributes, over which a Portfolio will have no control.
Interests in a Private Fund will be subject to substantial restrictions on transfer and, in some instances, may be non-transferable for a period of years. Private Funds may participate in only a limited number of investments and, as a consequence, the return of a particular Private Fund may be substantially adversely affected by the unfavorable performance of even a single investment. Certain Private Funds
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may pay their investment managers a fee based on the performance of the Private Fund, which may create an incentive for the manager to make investments that are riskier or more speculative than would be the case if the manager was paid a fixed fee. Private Funds are not registered under the 1940 Act and, consequently, are not subject to the restrictions on affiliated transactions and other protections applicable to registered investment companies. The valuations of securities held by Private Funds, which are generally unlisted and illiquid, may be very difficult and will often depend on the subjective valuation of the managers of the Private Funds, which may prove to be inaccurate. Inaccurate valuations of a Private Fund’s portfolio holdings will affect the ability of a Portfolio to calculate its net asset value accurately.
Preferred Stocks: Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer.
Preferred stocks may pay fixed or adjustable rates of return. Preferred stock dividends may be cumulative or noncumulative, fixed, participating, auction rate or other. If interest rates rise, a fixed dividend on preferred stocks may be less attractive, causing the value of preferred stocks to decline either absolutely or relative to alternative investments. Preferred stock may have mandatory sinking fund provisions, as well as provisions that allow the issuer to redeem or call the stock.
Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, because a substantial portion of the return on a preferred stock may be the dividend, its value may react similarly to that of a debt instrument to changes in interest rates. An issuer’s preferred stock generally pays dividends only after the issuer makes required payments to holders of its debt instruments and other debt. For this reason, the value of preferred stock will usually react more strongly than debt instruments to actual or perceived changes in the issuer’s financial condition or prospects. Preferred stocks of smaller issuers may be more vulnerable to adverse developments than preferred stock of larger issuers.
Private Investments in Public Companies: In a typical private placement by a publicly-held company (“PIPEs”) transaction, a buyer will acquire, directly from an issuer seeking to raise capital in a private placement pursuant to Regulation D under the 1933 Act, common stock or a security convertible into common stock, such as convertible notes or convertible preferred stock. The issuer’s common stock is usually publicly traded on a U.S. securities exchange or in the OTC market, but the securities acquired will be subject to restrictions on resale imposed by U.S. securities laws absent an effective registration statement. In recognition of the illiquid nature of the securities being acquired, the purchase price paid in a PIPE transaction (or the conversion price of the convertible securities being acquired) will typically be fixed at a discount to the prevailing market price of the issuer’s common stock at the time of the transaction. As part of a PIPE transaction, the issuer usually will be contractually obligated to seek to register within an agreed upon period of time for public resale under the U.S. securities laws the common stock or the shares of common stock issuable upon conversion of the convertible securities. If the issuer fails to so register the shares within that period, the buyer may be entitled to additional consideration from the issuer (e.g. warrants to acquire additional shares of common stock), but the buyer may not be able to sell its shares unless and until the registration process is successfully completed. Thus PIPE transactions present certain risks not associated with open market purchases of equities.
Among the risks associated with PIPE transactions is the risk that the issuer may be unable to register for public resale the shares in a timely manner or at all, in which case the shares may be saleable only in a privately negotiated transaction at a price less than that paid, assuming a suitable buyer can be found. Disposing of the securities may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible. Even if the shares are registered for public resale, the market for the issuer’s securities may nevertheless be “thin” or illiquid, making the sale of securities at desired prices or in desired quantities difficult or impossible.
While private placements may offer attractive opportunities not otherwise available in the open market, the securities purchased are usually “restricted securities” or are “not readily marketable.” Restricted securities cannot be sold without being registered under the 1933 Act, unless they are sold pursuant to an exemption from registration (such as Rules 144 or 144A under the 1933 Act). Securities that are not readily marketable are subject to other legal or contractual restrictions on resale.
Real Estate Securities and Real Estate Investment Trusts: Investments in equity securities of issuers that are principally engaged in the real estate industry are subject to certain risks associated with the ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limitations on access to capital; overbuilding; risk associated with leverage; market illiquidity; extended vacancies of properties; increase in competition, property taxes, capital expenditures and operating expenses; changes in zoning laws or other governmental regulation; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; tenant bankruptcies or other credit problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents, including decreases in market rates for rents; investment in developments that are not completed or that are subject to delays in completion; and changes in interest rates. To the extent that assets underlying a Portfolio’s investments are concentrated geographically, by property type or in certain other respects, the Portfolio may be subject to certain of the foregoing risks to a greater extent. Investments by a Portfolio in securities of issuers providing mortgage servicing will be subject to the risks associated with refinancing and their impact on servicing rights.
In addition, if a Portfolio receives rental income or income from the disposition of real property acquired as result of a default on securities the Portfolio owns, the receipt of such income may adversely affect the Portfolio’s ability to qualify as a RIC because of certain income source requirements applicable to RICs under the Code.
REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. The affairs of REITs are managed by the REIT's sponsor and, as such, the performance of the REIT is dependent on the management skills of the REIT's sponsor. REITs are not diversified, and are subject to the risks of financing projects. REITs possess certain risks which differ
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from an investment in common stocks. REITs are financial vehicles that pool investor’s capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs’ operations. There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans; the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.
Investing in REITs involves certain unique risks in addition to those risks associated with investing in real estate industry in general. The market value of REIT shares and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, failing to maintain their eligibility for favorable tax-treatment under the Code and for exemptions from registration under the 1940 Act, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws and other factors beyond the control of the issuers of the REITs.
REITs (especially mortgage REITs) are also subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of investments in REITs to decline. During periods when interest rates are declining, mortgages are often refinanced. Refinancing may reduce the yield on investments in mortgage REITs. In addition, since REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in REITs may be adversely affected by defaults on such mortgage loans or leases.
Investing in certain REITs, which often have small market capitalizations, may also involve the same risks as investing in other small-capitalization issuers. REITs may have limited financial resources and their securities may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger issuer securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks such as those included in the S&P 500® Index. The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may involve significant amounts of leverage.
Small- and Mid-Capitalization Issuers: Issuers with smaller market capitalizations, including small- and mid-capitalization issuers, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger issuers, may have inexperienced managers or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices are often more volatile, than the securities of issuers with larger market capitalizations. Issuers with smaller market capitalizations may include issuers with a limited operating history (unseasoned issuers). Investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the issuer’s management and less emphasis on fundamental valuation factors than would be the case for more mature issuers. In addition, investments in unseasoned issuers are more speculative and entail greater risk than do investments in issuers with an established operating record. The liquidation of significant positions in small- and mid-capitalization issuers with limited trading volume, particularly in a distressed market, could be prolonged and result in investment losses.
Special Situation Issuers: A special situation arises when, in the opinion of the manager, the securities of a particular issuer can be purchased at prices below the anticipated future value of the cash, securities or other consideration to be paid or exchanged for such securities solely by reason of a development applicable to that issuer and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Investments in special situations often involve much greater risk than is inherent in ordinary investment securities, because of the high degree of uncertainty that can be associated with such events.
If a security is purchased in anticipation of a proposed transaction and the transaction later appears unlikely to be consummated or in fact is not consummated or is delayed, the market price of the security may decline sharply. There is typically asymmetry in the risk/reward payout of special situations strategies – the losses that can occur in the event of deal break-ups can far exceed the gains to be had if deals close successfully. The consummation of a proposed transaction can be prevented or delayed by a variety of factors, including regulatory and antitrust restrictions, political developments, industry weakness, stock specific events, failed financings, and general market declines. Certain special situation investments prevent ownership interest therein from being withdrawn until the special situation investment, or a portion thereof, is realized or deemed realized, which may negatively impact Portfolio performance.
Trust Preferred Securities: Trust preferred securities have the characteristics of both subordinated debt and preferred stock. Generally, trust preferred securities are issued by a trust that is wholly owned by a financial institution or other corporate entity, typically a bank holding company. The financial institution creates the trust and owns the trust’s common stocks, which may typically represent a small percentage of the trust’s capital structure. The remainder of the trust’s capital structure typically consists of trust preferred securities, which are sold to investors. The trust uses the sale proceeds of its common stocks to purchase subordinated debt instruments issued by the financial institution. The financial institution uses the proceeds from the sale of the subordinated debt instruments to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt instruments.
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The interests of the holders of the trust preferred securities are senior to those of common stockholders in the event that the financial institution is liquidated, although their interests are typically subordinated to those of other holders of other debt instruments issued by the financial institution. The primary advantage of this structure to the financial institution is that the trust preferred securities issued by the trust are treated by the financial institution as debt instruments for U.S. federal income tax purposes, the interest on which is generally a deductible expense for U.S. federal income tax purposes and as equity for the calculation of capital requirements.
The trust uses interest payments it receives from the financial institution to make dividend payments to the holders of the trust preferred securities. Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics of trust preferred securities include long-term maturities, early redemption option by the issuer, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt instruments. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders to sell their holdings. The condition of the financial institution can be considered when seeking to identify the risks of trust preferred securities as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities.
DEBT INSTRUMENTS
Asset-Backed Securities: Asset-backed securities are securities backed by home equity loans, installment sale contracts, credit card receivables or other assets. Asset-backed securities are “pass-through” securities, meaning that principal and interest payments – net of expenses – made by the borrower on the underlying assets (such as credit card receivables) are passed through to the investor. The value of asset-backed securities based on fixed-income debt instruments, like that of traditional fixed-income debt instruments, typically increases when interest rates fall and decreases when interest rates rise. However, these asset-backed securities differ from traditional fixed-income debt instruments because of their potential for prepayment. The price paid for asset-backed securities, the yield expected from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying assets. In a period of declining interest rates, borrowers may prepay the underlying assets more quickly than anticipated, thereby reducing the yield to maturity and the average life of the asset-backed security. Moreover, when the proceeds of a prepayment are reinvested in these circumstances, a rate of interest will likely be received that is lower than the rate on the security that was prepaid. To the extent that asset-backed securities are purchased at a premium, prepayments may result in a loss to the extent of the premium paid. If such securities are bought at a discount, both scheduled payments and unscheduled prepayments generally will also result in the recognition of income. In a period of rising interest rates, prepayments of the underlying assets may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short- or intermediate-term at the time of purchase into a longer term security. Since the value of longer-term asset-backed securities generally fluctuates more widely in response to changes in interest rates than does the value of shorter term asset-backed securities maturity extension risk could increase volatility. When interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income debt instruments, and as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.
The credit quality of asset-backed securities depends primarily on the quality of the underlying assets, the rights of recourse available against the underlying assets and/or the issuer, the level of credit enhancement, if any, provided for the securities, and the credit quality of the credit-support provider, if any. The values of asset-backed securities may be affected by other factors, such as the availability of information concerning the pool of assets and its structure, the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the pool of assets, the originator of the underlying assets, or the entities providing the credit enhancement. The market values of asset-backed securities also can depend on the ability of their servicers to service the underlying assets and are, therefore, subject to risks associated with servicers’ performance. In some circumstances, a servicer’s or originator’s mishandling of documentation related to the underlying assets (e.g., failure to document a security interest in the underlying assets properly) may affect the rights of the security holders in and to the underlying assets. In addition, the insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security as well as costs and delays. Asset-backed securities that do not have the benefit of a security interest in the underlying assets present certain additional risks that are not present with asset-backed securities that do have a security interest in the underlying assets. For example, many securities backed by credit card receivables are unsecured.
Collateralized Debt Obligations: Collateralized Debt Obligations (“CDOs”) are a type of asset-backed security and include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), and other similarly structured securities. CBOs and CLOs are asset-backed securities. A CBO is an obligation of a trust or other special purpose vehicle backed by a pool of bonds. A CLO is an obligation of a trust or other special purpose vehicle typically collateralized by a pool of loans, which may include senior secured and unsecured loans and subordinate corporate loans, including loans that may be rated below investment-grade, or equivalent unrated loans. CDOs may incur management fees and administrative expenses.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, which vary in risk and yield. The riskier portions are the residual, equity, and subordinate tranches, which bear some or all of the risk of default by the debt instruments or loans in the trust, and therefore protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, senior tranches of a CBO trust or CLO trust typically have higher ratings and lower yields than junior tranches. Despite the protection from the riskier tranches, senior CBO or CLO tranches can experience substantial losses due to actual defaults (including collateral default), the total loss of the riskier tranches due to losses in the collateral, market anticipation of defaults, fraud by the trust, and the illiquidity of CBO or CLO securities.
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The risks of an investment in a CDO largely depend on the type of underlying collateral securities and the tranche in which there are investments. Typically, CBOs, CLOs, and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid. CDOs are subject to the typical risks associated with debt instruments discussed elsewhere in this SAI and the Prospectus, including interest rate risk, prepayment and extension risk, credit risk, liquidity risk and market risk. Additional risks of CDOs include: (i) the possibility that distributions from collateral securities will be insufficient to make interest or other payments; (ii) the possibility that the quality of the collateral may decline in value or default, due to factors such as the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying collateral, remoteness of those collateral assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral, and the capability of the servicer of the securitized assets; and (iii) market and liquidity risks affecting the price of a structured finance investment, if required to be sold, at the time of sale. In addition, due to the complex nature of a CDO, an investment in a CDO may not perform as expected. An investment in a CDO also is subject to the risk that the issuer and the investors may interpret the terms of the instrument differently, giving rise to disputes.
Bank Instruments: Bank instruments include certificates of deposit (“CDs”), fixed-time deposits, and other debt and deposit-type obligations (including promissory notes that earn a specified rate of return) issued by: (i) a U.S. branch of a U.S. bank; (ii) a non-U.S. branch of a U.S. bank; (iii) a U.S. branch of a non-U.S. bank; or (iv) a non-U.S. branch of a non-U.S. bank. Bank instruments may be structured as fixed-, variable- or floating-rate obligations.
CDs typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of non-U.S. banks. Eurodollar certificates of deposit are CDs issued by non-U.S. banks with interest and principal paid in U.S. dollars. Eurodollar and Yankee Dollar CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered Rate or LIBOR. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers’ acceptances are a customary means of effecting payment for merchandise sold in import-export transactions and are a general source of financing. A fixed-time deposit is a bank obligation payable at a stated maturity date and bearing interest at a fixed rate. There are generally no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, although there is generally no market for such deposits. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.
Certain bank instruments, such as some CDs, are insured by the FDIC up to certain specified limits. Many other bank instruments, however, are neither guaranteed nor insured by the FDIC or the U.S. government. These bank instruments are “backed” only by the creditworthiness of the issuing bank or parent financial institution. U.S. and non-U.S. banks are subject to different governmental regulation. They are subject to the risks of investing in the particular issuing bank and of investing in the banking and financial services sector generally. Certain obligations of non-U.S. banks, including Eurodollar and Yankee dollar obligations, involve different and/or heightened investment risks than those affecting obligations of U.S. banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of U.S. banks; (iii) a non-U.S. jurisdiction might impose withholding and other taxes at high levels on interest income; (iv) non-U.S. deposits may be seized or nationalized; (v) non-U.S. governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal and/or interest on those obligations; (vi) there may be less publicly available information concerning non-U.S. banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to non-U.S. banks may differ (including those that are less stringent) from those applicable to U.S. banks. Non-U.S. banks generally are not subject to examination by any U.S. government agency or instrumentality.
Commercial Paper: Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Commercial paper may consist of U.S. dollar- or foreign currency-denominated obligations of U.S. or non-U.S. issuers, and may be rated or unrated. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.
Section 4(2) commercial paper is commercial paper issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(2) of the 1933 Act, as amended (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or dealers who make a market in Section 4(2) paper, thus providing liquidity.
Corporate Debt Instruments: Corporate debt instruments are long and short term debt instruments typically issued by businesses to finance their operations. Corporate debt instruments are issued by public or private issuers, as distinct from debt instruments issued by a government or its agencies. The issuer of a corporate debt instrument typically has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal periodically or on a specified maturity date. The broad category of corporate debt instruments includes debt issued by U.S. or non-U.S. issuers of all kinds, including those with small-, mid- and large-capitalizations. The category also includes bank loans, as well as assignments, participations and other interests in bank loans. Corporate debt instruments may be rated investment-grade or below investment-grade and may be structured as fixed-, variable or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. They may also be senior or subordinated obligations. Because of the wide range of types and maturities of corporate debt instruments, as well as the range of creditworthiness of issuers, corporate debt instruments can have widely varying risk/return profiles.
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Corporate debt instruments carry both credit risk and interest rate risk. Credit risk is the risk that an investor could lose money if the issuer of a corporate debt instrument is unable to pay interest or repay principal when it is due. Some corporate debt instruments that are rated below investment-grade (commonly referred to as “junk bonds”) are generally considered speculative because they present a greater risk of loss, including default, than higher rated debt instruments. The credit risk of a particular issuer’s debt instrument may vary based on its priority for repayment. For example, higher-ranking (senior) debt instruments have a higher priority than lower ranking (subordinated) debt instruments. This means that the issuer might not make payments on subordinated debt instruments while continuing to make payments on senior debt instruments. In addition, in the event of bankruptcy, holders of higher-ranking senior debt instruments may receive amounts otherwise payable to the holders of more junior securities. The market value of corporate debt instruments may be expected to rise and fall inversely with interest rates generally. In general, corporate debt instruments with longer terms tend to fall more in value when interest rates rise than corporate debt instruments with shorter terms. The value of a corporate debt instrument may also be affected by supply and demand for similar or comparable securities in the marketplace. Fluctuations in the value of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in net asset value. Corporate debt instruments generally trade in the over-the-counter market and can be less liquid that other types of investments, particularly during adverse market and economic conditions.
Credit-Linked Notes: Credit-linked notes are privately negotiated obligations whose returns are linked to the returns of one or more designated securities or other instruments that are referred to as “reference securities,” such as an emerging market bond. A credit-linked note typically is issued by a special purpose trust or similar entity and is a direct obligation of the issuing entity. The entity, in turn, invests in debt instruments or derivative contracts in order to provide the exposure set forth in the credit-linked note. The periodic interest payments and principal obligations payable under the terms of the note typically are conditioned upon the entity’s receipt of payments on its underlying investment. Purchasing a credit-linked note assumes the risk of the default or, in some cases, other declines in credit quality of the reference securities. There is also exposure to the issuer of the credit-linked note in the full amount of the purchase price of the note and the note is often not secured by the reference securities or other collateral.
The market for credit-linked notes may be or become illiquid. The number of investors with sufficient understanding to support transacting in the notes may be quite limited, and may include only the parties to the original purchase/sale transaction. Changes in liquidity may result in significant, rapid and unpredictable changes in the value for credit linked notes. In certain cases, a market price for a credit linked note may not be available and it may be difficult to determine a fair value of the note.
Custodial Receipts and Trust Certificates: Custodial receipts and trust certificates, which may be underwritten by securities dealers or banks, represent interests in instruments held by a custodian or trustee. The instruments so held may include U.S. government securities or other types of instruments. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying instruments, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. The holder of custodial receipts and trust certificates will bear its proportionate share of the fees and expenses charged to the custodial account or trust. There may also be investments in separately issued interests in custodial receipts and trust certificates. Custodial receipts may be issued in multiple tranches, representing different interests in the payment streams in the underlying instruments (including as to priority of payment).
In the event an underlying issuer fails to pay principal and/or interest when due, a holder could be required to assert its rights through the custodian bank, and assertion of those rights may be subject to delays, expenses, and risks that are greater than those that would have been involved if the holder had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying instruments have been deposited is determined to be an association taxable as a corporation instead of a non-taxable entity, the yield on the underlying instruments would be reduced by the amount of any taxes paid.
Certain custodial receipts and trust certificates may be synthetic or derivative instruments that pay interest at rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below, or rise above, a specified rate. These instruments include inverse and range floaters. Because some of these instruments represent relatively recent innovations and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of instruments and may present greater potential for capital gain or loss, including potentially loss of the entire principal investment. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information, and an established secondary market for some instruments may not exist. In many cases, the IRS has not ruled on the tax treatment of the interest or payments received on such derivative instruments.
Delayed Funding Loans and Revolving Credit Facilities: Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans, up to a maximum amount, upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that, as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility (whereas, in the case of a delayed funding loan, such amounts may not be “re-borrowed”). Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. Agreeing to participate in a delayed fund loan or a revolving credit facility may have the effect of requiring an increased investment in an issuer at a time when such investment might not otherwise have been made (including at a time when the issuer’s financial condition makes it unlikely that such amounts will be repaid). To the extent that there is such a commitment to advancing additional funds, assets that are determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board will at times be segregated, in an amount sufficient to meet such commitments.
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Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer and only limited opportunities may exist to resell such instruments. As a result, such investments may not be sold at an opportune time or may have to be resold at less than fair market value.
Event-Linked Bonds: Event-linked exposure typically results in gains or losses depending on the occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, there may be a loss of a portion, or all, of the principal invested in the bond. If no trigger event occurs, the principal plus interest will be recovered. For some event-linked bonds, the trigger event or losses may be based on issuer-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Event-linked bonds often provide for extensions of maturity that are mandatory, or optional, at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred.
Floating or Variable Rate Instruments: Variable and floating rate instruments are a type of debt instrument that provides for periodic adjustments in the interest rate paid on the instrument. Variable rate instruments provide for the automatic establishment of a new interest rate on set dates, while floating rate instruments provide for an automatic adjustment in the interest rate whenever a specified interest rate changes. Variable rate instruments will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.
There is a risk that the current interest rate on variable and floating rate instruments may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate instruments are structured with liquidity features such as: (1) put options or tender options that permit holders (sometimes subject to conditions) to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries; or (2) auction rate features, remarketing provisions, or other maturity-shortening devices designed to enable the issuer to refinance or redeem outstanding debt instruments (market-dependent liquidity features). The market-dependent liquidity features may not operate as intended as a result of the issuer’s declining creditworthiness, adverse market conditions, or other factors or the inability or unwillingness of a participating broker-dealer to make a secondary market for such instruments. As a result, variable or floating rate instruments that include market-dependent liquidity features may lose value and the holders of such instruments may be required to retain them for an extended period of time or indefinitely.
Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate instruments than on the market value of comparable fixed-income instruments. Thus, investing in variable and floating rate instruments generally allows less potential for capital appreciation and depreciation than investing in comparable fixed-income instruments.
Guaranteed Investment Contracts: Guaranteed Investment Contracts (“GICs”) are issued by insurance companies. An insurance company issuing a GIC typically agrees, in return for the purchase price of the contract, to pay interest at an agreed upon rate (which may be a fixed or variable rate) and to repay principal. GICs typically guarantee that the interest rate will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company’s general assets. Generally, a GIC is not assignable or transferable without the permission of the issuing insurance company, and an active secondary market in GICs does not currently exist. GICs are not backed by the U.S. government nor are they insured by the FDIC. GICs are generally guaranteed only by the insurance companies that issue them.
High-Yield Securities: High-yield securities (commonly referred to as “junk bonds”) are debt instruments that are rated below investment-grade. Investing in high-yield securities involves special risks in addition to the risks associated with investments in higher rated debt instruments. While investments in high-yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, investments in high-yield securities typically entail greater price volatility as well as principal and income risk. High-yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high-yield securities may be more complex than for issuers of higher quality debt instruments.
High-yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high-yield securities are likely to be sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high-yield security prices because the advent of a recession could lessen the ability of a highly leveraged issuer to make principal and interest payments on its debt instruments. If an issuer of high-yield securities defaults, in addition to risking payment of all or a portion of interest and principal, additional expenses to seek recovery may be incurred.
The secondary market on which high-yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which a high-yield security could be sold, and could adversely affect daily NAV. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield securities, especially in a thinly traded market. When secondary markets for high-yield securities are less liquid than the market for higher grade securities, it may be more difficult to value lower rated securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.
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Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Each credit rating agency applies its own methodology in measuring creditworthiness and uses a specific rating scale to publish its ratings. For more information on credit agency ratings, please see Appendix A. Furthermore, high-yield debt securities may not be registered under the 1933 Act, and, unless so registered, a Portfolio will not be able to sell such high-yield debt securities except pursuant to an exemption from registration under the 1933 Act. This may further limit a Portfolio's ability to sell high-yield debt securities or to obtain the desired price for such securities.
Special tax considerations are associated with investing in high-yield securities structured as zero-coupon or pay-in-kind instruments. Income accrues on these instruments prior to the receipt of cash payments, which income must be distributed to shareholders when it accrues, potentially requiring the liquidation of other investments, including at times when such liquidation may not be advantageous, in order to comply with the distribution requirements applicable to RICs under the Code.
Inflation-Indexed Bonds: Inflation-indexed bonds are debt instruments whose principal and/or interest value are adjusted periodically according to a rate of inflation (usually a consumer price index). Two structures are most common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.
U.S. Treasury Inflation Protected Securities (“TIPS”) currently are issued with maturities of five, ten, or thirty years, although it is possible that bonds with other maturities will be issued in the future. The principal amount of TIPS adjusts for inflation, although the inflation-adjusted principal is not paid until maturity. Semiannual coupon payments are determined as a fixed percentage of the inflation-adjusted principal at the time the payment is made.
If the rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these bonds (calculated with respect to a smaller principal amount) will be reduced. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or at the par amount at original issue. If an inflation-indexed bond does not provide a guarantee of principal at maturity, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. For example, if inflation were to rise at a faster rate than nominal interest rates, real interest rates would likely decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates would likely rise, leading to a decrease in value of inflation-indexed bonds.
While these bonds, if held to maturity, are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If nominal interest rates rise due to reasons other than inflation (for example, due to an expansion of non-inflationary economic activity), investors in these bonds may not be protected to the extent that the increase in rates is not reflected in the bond’s inflation measure.
The inflation adjustment of TIPS is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of price changes in the cost of living, made up of components such as housing, food, transportation, and energy.
Other issuers of inflation-protected bonds include other U.S. government agencies or instrumentalities, corporations, and foreign governments. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these bonds may not be protected to the extent that the increase in not reflected in the bond’s inflation measure.
Any increase in principal for an inflation-protected bonds resulting from inflation adjustments is considered to be taxable income in the year it occurs. For direct holders of inflation-protected bonds, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. Similarly, with respect to inflation-protected instruments held by each Portfolio, both interest income and the income attributable to principal adjustments must currently be distributed to shareholders in the form of cash or reinvested shares.
Inverse Floating Rate Instruments: Inverse floaters have variable interest rates that typically move in the opposite direction from movements in prevailing interest rates, most often short-term rates. Accordingly, the values of inverse floaters, or other instruments or certificates structured to have similar features, generally move in the opposite direction from interest rates. The value of an inverse floater can be considerably more volatile than the value of other debt instruments of comparable maturity and quality. Inverse floaters incorporate varying degrees of leverage. Generally, greater leverage results in greater price volatility for any given change in interest rates. Inverse floaters may be subject to legal or contractual restrictions on resale and therefore may be less liquid than other types of instruments.
Mortgage-Related Securities: Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. There may also be investments in debt instruments which are secured with collateral consisting of mortgage-related securities (see “Collateralized Mortgage Obligations”).
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Financial downturns (particularly an increase in delinquencies and defaults on residential mortgages, falling home prices, and unemployment) may adversely affected the market for mortgage-related securities. In addition, various market and governmental actions may impair the ability to foreclose on or exercise other remedies against underlying mortgage holders, or may reduce the amount received upon foreclosure. These factors may cause certain mortgage-related securities to experience lower valuations and reduced liquidity. There is also no assurance that the U.S. government will take further action to support the mortgage-related securities industry, as it has in the past, should the economy experience another downturn. Further, recent legislative action and any future government actions may significantly alter the manner in which the mortgage-related securities market functions. Each of these factors could ultimately increase the risk of losses on mortgage-related securities.
Mortgage Pass-Through Securities: Interests in pools of mortgage-related securities differ from other forms of debt instruments, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.
The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase. The residential mortgage market in the United States has in the past experienced difficulties that may adversely affect the performance and market value of certain mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased in the past and may continue to increase, and a decline in or flattening of housing values (as has in the past been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have experienced serious financial difficulties or bankruptcy. Due largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for certain mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
Adjustable Rate Mortgage-Backed Securities: Adjustable rate mortgage-backed securities (“ARM MBSs”) have interest rates that reset at periodic intervals. Acquiring ARM MBSs permits participation in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARM MBSs are based. Such ARM MBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed-income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, there can be reinvestment in the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARM MBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, there is no benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARM MBSs behave more like fixed-income debt instruments and less like adjustable rate debt instruments and are subject to the risks associated with fixed-income debt instruments. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.
Agency Mortgage-Related Securities: The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”). Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include FNMA and FHLMC. FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and mortgage credit for residential housing. It is a government-sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.
On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.
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FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.
Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.
FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.
In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.
Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.
In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.
To the extent third party entities involved with mortgage-backed securities issued by private issuers are involved in litigation relating to the securities, actions may be taken that are adverse to the interests of holders of the mortgage-backed securities, including each Portfolio. For example, third parties may seek to withhold proceeds due to holders of the mortgage-related securities, including each Portfolio, to cover legal or related costs. Any such action could result in losses to each Portfolio.
Collateralized Mortgage Obligations: Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.
CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.
As CMOs have evolved, some classes of CMO bonds have become more common. For example, there may be investments in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass-through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches—known as support bonds, companion bonds or non-PAC bonds—which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a
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range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. A manager may invest in various tranches of CMO bonds, including support bonds.
CMO Residuals: CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage- Related Securities-Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances, the initial investment in a CMO residual may never be fully recouped.
CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability.
Commercial Mortgage-Backed Securities: Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Reverse Mortgage-Related Securities and Other Mortgage-Related Securities: Reverse mortgage-related securities and other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt instruments issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.
Mortgage-related securities include, among other things, securities that reflect an interest in reverse mortgages. In a reverse mortgage, a lender makes a loan to a homeowner based on the homeowner’s equity in his or her home. While a homeowner must be age 62 or older to qualify for a reverse mortgage, reverse mortgages may have no income restrictions. Repayment of the interest or principal for the loan is generally not required until the homeowner dies, sells the home, or ceases to use the home as his or her primary residence.
There are three general types of reverse mortgages: (1) single-purpose reverse mortgages, which are offered by certain state and local government agencies and nonprofit organizations; (2) federally-insured reverse mortgages, which are backed by the U.S. Department of Housing and Urban Development; and (3) proprietary reverse mortgages, which are privately offered loans. A mortgage-related security may be backed by a single type of reverse mortgage. Reverse mortgage-related securities include agency and privately issued mortgage-related securities. The principal government guarantor of reverse mortgage-related securities is GNMA.
Reverse mortgage-related securities may be subject to risks different than other types of mortgage-related securities due to the unique nature of the underlying loans. The date of repayment for such loans is uncertain and may occur sooner or later than anticipated. The timing of payments for the corresponding mortgage-related security may be uncertain. Because reverse mortgages are offered only to persons 62 and older and there may be no income restrictions, the loans may react differently than traditional home loans to market events.
Stripped Mortgage-Backed Securities: SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO class”), while the other class will receive all of the principal (the principal-only or “PO class”). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying
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mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, there may be failure to recoup some or all of the initial investment in these securities even if the security is in one of the highest rating categories.
Privately Issued Mortgage-Related Securities: Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets certain investment quality standards. There can be no assurance that insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Mortgage-related securities without insurance or guarantees may be bought if, through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser or Sub-Adviser determines that the securities meet certain quality standards. Securities issued by certain private organizations may not be readily marketable.
Privately issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying privately issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Mortgage pools underlying privately issued mortgage-related securities more frequently include second mortgages, high loan-to-value ratio mortgages and manufactured housing loans, in addition to commercial mortgages and other types of mortgages where a government or government sponsored entity guarantee is not available. The coupon rates and maturities of the underlying mortgage loans in a privately-issued mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.
The risk of non-payment is greater for mortgage-related securities that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. A level of risk exists for all loans, although, historically, the poorest performing loans have been those classified as subprime. Other types of privately issued mortgage-related securities, such as those classified as pay-option adjustable rate or Alt-A have also performed poorly. Even loans classified as prime have experienced higher levels of delinquencies and defaults. Market factors that may adversely affect mortgage loan repayment include adverse economic conditions, unemployment, a decline in the value of real property, or an increase in interest rates.
Privately issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Privately issued mortgage-related securities may be purchased that are originated, packaged and serviced by third party entities. It is possible these third parties could have interests that are in conflict with the holders of mortgage-related securities, and such holders could have rights against the third parties or their affiliates. For example, if a loan originator, servicer or its affiliates engaged in negligence or willful misconduct in carrying out its duties, then a holder of the mortgage-related security could seek recourse against the originator/servicer or its affiliates, as applicable. Also, as a loan originator/servicer, the originator/servicer or its affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-related security. If one or more of those representations or warranties is false, then the holders of the mortgage-related securities could trigger an obligation of the originator/servicer or its affiliates, as applicable, to repurchase the mortgages from the issuing trust. Notwithstanding the foregoing, many of the third parties that are legally bound by trust and other documents have failed to perform their respective duties, as stipulated in such trust and other documents, and investors have had limited success in enforcing terms.
Mortgage-related securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, are not subject to the investment restrictions related to industry concentration by virtue of the exclusion from that test available to all U.S. government securities. The assets underlying such securities may be represented by a portfolio of residential or commercial mortgages (including both whole mortgage loans and mortgage participation interests that may be senior or junior in terms of priority of repayment) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of privately issued mortgage-related securities whose underlying assets are neither U.S. government securities nor U.S. government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.
Tiered Index Bonds: Tiered index bonds are relatively new forms of mortgage-related securities. The interest rate on a tiered index bond is tied to a specified index or market rate. So long as this index or market rate is below a predetermined “strike” rate, the interest rate on the tiered index bond remains fixed. If, however, the specified index or market rate rises above the “strike” rate, the interest rate of
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the tiered index bond will decrease. Thus, under these circumstances, the interest rate on a tiered index bond, like an inverse floater, will move in the opposite direction of prevailing interest rates, with the result that the price of the tiered index bond may be considerably more volatile than that of a fixed-rate bond.
Municipal Securities: Municipal securities are debt instruments issued by state and local governments, municipalities, territories and possessions of the United States, regional government authorities, and their agencies and instrumentalities of states, and multi-state agencies or authorities, the interest of which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax. Municipal securities include both notes (which have maturities of less than one (1) year) and bonds (which have maturities of one (1) year or more) that bear fixed or variable rates of interest.
In general, municipal securities are issued to obtain funds for a variety of public purposes such as the construction, repair, or improvement of public facilities including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations as well as to raise funds for general operating expenses and lending to other public institutions and facilities.
The two principal classifications of municipal securities are “general obligation” securities and “revenue” securities. General obligation securities are obligations secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt instruments may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects including, among others: electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Conditions in those sectors may affect the overall municipal securities markets.
Some longer-term municipal bonds give the investor the right to “put” or sell the security at par (face value) to the issuer within a specified number of days following the investor’s request. This demand feature enhances a security’s liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the longer-term securities still held could experience substantially more volatility.
Insured municipal debt involves scheduled payments of interest and principal guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares.
Municipal securities are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. The secondary market for municipal bonds typically has been less liquid than that for taxable debt/fixed-income securities, and this may affect a Portfolio’s ability to sell particular municipal bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities.
Prices and yields on municipal bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.
Securities, including municipal securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their municipal securities may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal securities or certain segments thereof, or of materially affecting the credit risk with respect to particular securities. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Portfolio’s municipal securities in the same manner.
From time to time, proposals have been introduced before Congress that, if enacted, would have the effect of restricting or eliminating the federal income tax exemption for interest on debt instruments issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of municipal securities. Further proposals limiting the issuance of municipal securities may well be introduced in the future.
Industrial Development and Pollution Control Bonds: Industrial development bonds and pollution control bonds, which in most cases are revenue bonds and generally are not payable from the unrestricted revenues of an issuer, are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. The principal security for these bonds is generally the net revenues derived from a particular facility, group of facilities, or in some cases, the proceeds of a special excise tax or other specific revenue sources. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.
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Moral Obligation Securities: Moral obligation securities are usually issued by special purpose public authorities. A moral obligation security is a type of state issued municipal bond which is backed by a moral, not a legal, obligation. If the issuer of a moral obligation security cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment, but not a legal obligation, of the state or municipality that created the issuer.
Municipal Lease Obligations and Certificates of Participation: Municipal lease obligations and participations in municipal leases are undivided interests in an obligation in the form of a lease or installment purchase or conditional sales contract which is issued by a state, local government, or a municipal financing corporation to acquire land, equipment, and/or facilities (collectively hereinafter referred to as “Lease Obligations”). Generally Lease Obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged. Instead, a Lease Obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate, and make the payments due under the Lease Obligation. As a result of this structure, Lease Obligations are generally not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities.
Lease Obligations may contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. If the municipality does not appropriate in its budget enough to cover the payments on the Lease Obligation, the lessor may have the right to repossess and relet the property to another party. Depending on the property subject to the lease, the value of the property may not be sufficient to cover the debt.
In addition to the risk of “non-appropriation,” municipal lease securities may not have as highly liquid a market as conventional municipal bonds.
Short-Term Municipal Obligations: Short-term municipal securities include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and short-term discount notes. Tax anticipation notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due. Revenue anticipation notes are generally issued in expectation of receipt of other kinds of revenue, such as the revenues expected to be generated from a particular project. Bond anticipation notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes. Construction loan notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many such projects may receive permanent financing through another source. Short-term Discount notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow. Revenue anticipation notes, construction loan notes, and short-term discount notes may, but will not necessarily, be general obligations of the issuer.
Senior and Other Bank Loans: Investments in variable or floating rate loans or notes (“Senior Loans”) are typically made by purchasing an assignment of a portion of a Senior Loan from a third party, either in connection with the original loan transaction (i.e., the primary market) or after the initial loan transaction (i.e., in the secondary market). A Portfolio may also make its investments in Senior Loans through the use of derivative instruments as long as the reference obligation for such instrument in a Senior Loan. In addition, a Portfolio has the ability to act as an agent in originating and administering a loan on behalf of all lenders or as one of a group of co-agents in originating loans.
Investment Quality and Credit Analysis
The Senior Loans in which a Portfolio may invest generally are rated below investment-grade credit quality or are unrated. In acquiring a loan, the manager will consider some or all of the following factors concerning the borrower: ability to service debt from internally generated funds; adequacy of liquidity and working capital; appropriateness of capital structure; leverage consistent with industry norms; historical experience of achieving business and financial projections; the quality and experience of management; and adequacy of collateral coverage. The manager performs its own independent credit analysis of each borrower. In so doing, the manager may utilize information and credit analyses from agents that originate or administer loans, other lenders investing in a loan, and other sources. The manager also may communicate directly with management of the borrowers. These analyses continue on a periodic basis for any Senior Loan held by a Portfolio.
Senior Loan Characteristics
Senior Loans are loans that are typically made to business borrowers to finance leveraged buy-outs, recapitalizations, mergers, stock repurchases, and internal growth. Senior Loans generally hold the most senior position in the capital structure of a borrower and are usually secured by liens on the assets of the borrowers; including tangible assets such as cash, accounts receivable, inventory, property, plant and equipment, common and/or preferred stocks of subsidiaries; and intangible assets including trademarks, copyrights, patent rights, and franchise value. They may also provide guarantees as a form of collateral. Senior Loans are typically structured to include two or more types of loans within a single credit agreement. The most common structure is to have a revolving loan and a term loan. A revolving loan is a loan that can be drawn upon, repaid fully or partially, and then the repaid portions can be drawn upon again. A term loan is a loan that is fully drawn upon immediately and once repaid it cannot be drawn upon again.
Sometimes there may be two or more term loans and they may be secured by different collateral, have different repayment schedules and maturity dates. In addition to revolving loans and term loans, Senior Loan structures can also contain facilities for the issuance of letters of credit and may contain mechanisms for lenders to pre-fund letters of credit through credit-linked deposits.
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By virtue of their senior position and collateral, Senior Loans typically provide lenders with the first right to cash flows or proceeds from the sale of a borrower’s collateral if the borrower becomes insolvent (subject to the limitations of bankruptcy law, which may provide higher priority to certain claims such as employee salaries, employee pensions, and taxes). This means Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.
Senior Loans typically pay interest at least quarterly at rates, which equal a fixed percentage spread over a base rate such as the LIBOR. For example, if LIBOR were 3% and the borrower was paying a fixed spread of 2.50%, the total interest rate paid by the borrower would be 5.50%. Base rates, and therefore the total rates paid on Senior Loans, float, i.e., they change as market rates of interest change.
Although a base rate such as LIBOR can change every day, loan agreements for Senior Loans typically allow the borrower the ability to choose how often the base rate for its loan will change. A single loan may have multiple reset periods at the same time, with each reset period applicable to a designated portion of the loan. Such periods can range from one day to one year, with most borrowers choosing monthly or quarterly reset periods. During periods of rising interest rates, borrowers will tend to choose longer reset periods, and during periods of declining interest rates, borrowers will tend to choose shorter reset periods. The fixed spread over the base rate on a Senior Loan typically does not change.
Agents
Senior Loans generally are arranged through private negotiations between a borrower and several financial institutions represented by an agent who is usually one of the originating lenders. In larger transactions, it is common to have several agents; however, generally only one such agent has primary responsibility for ongoing administration of a Senior Loan. Agents are typically paid fees by the borrower for their services.
The agent is primarily responsible for negotiating the loan agreement which establishes the terms and conditions of the Senior Loan and the rights of the borrower and the lenders. An agent for a loan is required to administer and manage the loan and to service or monitor the collateral. The agent is also responsible for the collection of principal, interest, and fee payments from the borrower and the apportionment of these payments to the credit of all lenders which are parties to the loan agreement. The agent is charged with the responsibility of monitoring compliance by the borrower with the restrictive covenants in the loan agreement and of notifying the lenders of any adverse change in the borrower’s financial condition. In addition, the agent generally is responsible for determining that the lenders have obtained a perfected security interest in the collateral securing the loan.
Loan agreements may provide for the termination of the agent’s agency status in the event that it fails to act as required under the relevant loan agreement, becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy. Should such an agent, lender or assignor with respect to an assignment inter-positioned between a Portfolio and the borrower become insolvent or enter FDIC receivership or bankruptcy, any interest in the Senior Loan of such person and any loan payment held by such person for the benefit of the fund should not be included in such person’s or entity’s bankruptcy estate. If, however, any such amount were included in such person’s or entity’s bankruptcy estate, a Portfolio would incur certain costs and delays in realizing payment or could suffer a loss of principal or interest. In this event, a Portfolio could experience a decrease in the NAV.
Typically, under loan agreements, the agent is given broad discretion in enforcing the loan agreement and is obligated to use the same care it would use in the management of its own property. The borrower compensates the agent for these services. Such compensation may include special fees paid on structuring and funding the loan and other fees on a continuing basis. The precise duties and rights of an agent are defined in the loan agreement.
When a Portfolio is an agent it has, as a party to the loan agreement, a direct contractual relationship with the borrower and, prior to allocating portions of the loan to the lenders if any, assumes all risks associated with the loan. The agent may enforce compliance by the borrower with the terms of the loan agreement. Agents also have voting and consent rights under the applicable loan agreement. Action subject to agent vote or consent generally requires the vote or consent of the holders of some specified percentage of the outstanding principal amount of the loan, which percentage varies depending on the relative loan agreement. Certain decisions, such as reducing the amount or increasing the time for payment of interest on or repayment of principal of a loan, or relating collateral therefor, frequently require the unanimous vote or consent of all lenders affected.
Pursuant to the terms of a loan agreement, the agent typically has sole responsibility for servicing and administering a loan on behalf of the other lenders. Each lender in a loan is generally responsible for performing its own credit analysis and its own investigation of the financial condition of the borrower. Generally, loan agreements will hold the agent liable for any action taken or omitted that amounts to gross negligence or willful misconduct. In the event of a borrower’s default on a loan, the loan agreements provide that the lenders do not have recourse against a Portfolio for its activities as agent. Instead, lenders will be required to look to the borrower for recourse.
At times a Portfolio may also negotiate with the agent regarding the agent’s exercise of credit remedies under a Senior Loan.
Additional Costs
When a Portfolio purchases a Senior Loan in the primary market, it may share in a fee paid to the original lender. When a Portfolio purchases a Senior Loan in the secondary market, it may pay a fee to, or forego a portion of the interest payments from, the lending making the assignment.
A Portfolio may be required to pay and receive various fees and commissions in the process of purchasing, selling, and holding loans. The fee component may include any, or a combination of, the following elements: arrangement fees, non-use fees, facility fees, letter of credit fees, and ticking fees. Arrangement fees are paid at the commencement of a loan as compensation for the initiation of the transaction.
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A non-use fee is paid based upon the amount committed but not used under the loan. Facility fees are on-going annual fees paid in connection with a loan. Letter of credit fees are paid if a loan involves a letter of credit. Ticking fees are paid from the initial commitment indication until loan closing if for an extended period. The amount of fees is negotiated at the time of closing.
Loan Participation and Assignments
A Portfolio’s investment in loan participations typically will result in the fund having a contractual relationship only with the lender and not with the borrower. A Portfolio will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participation, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any right of set-off against the borrower, and a Portfolio may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, a Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
When a Portfolio is a purchaser of an assignment, it succeeds to all the rights and obligations under the loan agreement of the assigning lender and becomes a lender under the loan agreement with the same rights and obligations as the assigning lender. These rights include the ability to vote along with the other lenders on such matters as enforcing the terms of the loan agreement (e.g., declaring defaults, initiating collection action, etc.). Taking such actions typically requires at least a vote of the lenders holding a majority of the investment in the loan and may require a vote by lenders holding two-thirds or more of the investment in the loan. Because a Portfolio usually does not hold a majority of the investment in any loan, it will not be able by itself to control decisions that require a vote by the lenders.
Because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Portfolio as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Because there is no liquid market for such assets, a Portfolio anticipates that such assets could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such assets and a Portfolio’s ability to dispose of particular assignments or participations when necessary to meet redemption of fund shares, to meet a Portfolio’s liquidity needs or, in response to a specific economic event such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for a Portfolio to value these assets for purposes of calculating its NAV.
Additional Information on Loans
The loans in which a Portfolio may invest usually include restrictive covenants which must be maintained by the borrower. Such covenants, in addition to the timely payment of interest and principal, may include mandatory prepayment provisions arising from free cash flow and restrictions on dividend payments, and usually state that a borrower must maintain specific minimum financial ratios as well as establishing limits on total debt. A breach of covenant, which is not waived by the agent, is normally an event of acceleration, i.e., the agent has the right to call the loan. In addition, loan covenants may include mandatory prepayment provisions stemming from free cash flow. Free cash flow is cash that is in excess of capital expenditures plus debt service requirements of principal and interest. The free cash flow shall be applied to prepay the loan in an order of maturity described in the loan documents. Under certain interests in loans, a Portfolio may have an obligation to make additional loans upon demand by the borrower. A Portfolio generally ensures its ability to satisfy such demands by segregating sufficient assets in high quality short term liquid investments or borrowing to cover such obligations.
A principal risk associated with acquiring loans from another lender is the credit risk associated with the borrower of the underlying loan. Additional credit risk may occur when a Portfolio acquires a participation in a loan from another lender because the fund must assume the risk of insolvency or bankruptcy of the other lender from which the loan was acquired.
Loans, unlike certain bonds, usually do not have call protection. This means that investments, while having a stated one to ten year term, may be prepaid, often without penalty. A Portfolio generally holds loans to maturity unless it becomes necessary to sell them to satisfy any shareholder repurchase offers or to adjust the fund’s portfolio in accordance with the manager’s view of current or expected economics or specific industry or borrower conditions.
Loans frequently require full or partial prepayment of a loan when there are asset sales or a securities issuance. Prepayments on loans may also be made by the borrower at its election. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a loan to be shorter than its stated maturity. Prepayment may be deferred by a Portfolio. Prepayment should; however, allow a Portfolio to reinvest in a new loan and would require a Portfolio to recognize as income any unamortized loan fees. In many cases reinvestment in a new loan this will result in a new facility fee payable to a Portfolio.
Because interest rates paid on these loans fluctuate periodically with the market, it is expected that the prepayment and a subsequent purchase of a new loan by a Portfolio will not have a material adverse impact on the yield of the portfolio.
Bridge Loans
A Portfolio may acquire interests in loans that are designed to provide temporary or “bridge” financing to a borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. Bridge loans often are unrated. A Portfolio may also invest in loans of borrowers that have obtained bridge loans from other parties. A borrower’s use of bridge loans involves a risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.
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U.S. Government Securities and Obligations: Some U.S. government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by GNMA, are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, their obligations are not supported by the full faith and credit of the U.S. government, and so investments in their securities or obligations issued by them involve greater risk than investments in other types of U.S. government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued or guaranteed by these entities.
The events surrounding the U.S. federal government debt ceiling and any resulting agreement could adversely affect a Portfolio. On August 5, 2011, S&P lowered its long-term sovereign credit rating on the United States. The downgrade by S& P and other future downgrades could increase volatility in both stock and bond markets, result in higher interest rates and lower Treasury prices and increase the costs of all kinds of debt. These events and similar events in other areas of the world could have significant adverse effects on the economy generally and could result in significant adverse impacts on a Portfolio or issuers of securities held by a Portfolio. The Adviser and Sub-Adviser cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets or on a Portfolio’s portfolio. The Adviser and Sub-Adviser may not timely anticipate or manage existing, new or additional risks, contingencies or developments.
Government Trust Certificates: Government trust certificates represent an interest in a government trust, the property of which consists of: (i) a promissory note of a foreign government, no less than 90% of which is backed by the full faith and credit guarantee issued by the federal government of the United States pursuant to Title III of the Foreign Operations, Export, Financing and Related Borrowers Programs Appropriations Act of 1998; and (ii) a security interest in obligations of the U.S. Treasury backed by the full faith and credit of the United States sufficient to support the remaining balance (no more than 10%) of all payments of principal and interest on such promissory note; provided that such obligations shall not be rated less than AAA by S&P or less than Aaa by Moody’s or have received a comparable rating by another NRSRO.
Zero-Coupon, Deferred Interest and Pay-in-Kind Bonds: Zero-coupon and deferred interest bonds are debt instruments that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest and therefore are issued and traded at a discount from their face amounts or par values. The values of zero-coupon and pay-in-kind bonds are more volatile in response to interest rate changes than debt instruments of comparable maturities that make regular distributions of interest. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds.
Zero-coupon bonds either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds. Zero-coupon bonds also are issued by municipalities.
Interest income from these types of securities accrues prior to the receipt of cash payments and must be distributed to shareholders when it accrues, potentially requiring the liquidation of other investments, including at times when such liquidation may not be advantageous, in order to comply with the distribution requirements applicable to RICs under the Code.
FOREIGN INVESTMENTS
Investments in non-U.S. issuers (including depositary receipts) entail risks not typically associated with investing in U.S. issuers. Similar risks may apply to instruments traded on a U.S. exchange that are issued by issuers with significant exposure to non-U.S. countries. The less developed a country’s securities market is, the greater the level of risk. In certain countries, legal remedies available to investors may be more limited than those available with regard to U.S. investments. Because non-U.S. instruments are normally denominated and traded in currencies other than the U.S. dollar, the value of the assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and many non-U.S. issuers are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the United States. The securities of some non-U.S. issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement, and custodial practices (including those involving securities settlement where the assets may be released prior to receipt of payment) are often less well developed than those in U.S. markets, and may result in increased risk of substantial delays in the event of a failed trade or in insolvency of, or breach of obligation by, a foreign broker-dealer, securities depository, or foreign sub-custodian. Non-U.S. transaction costs, such as brokerage commissions and custody costs, may be higher than in the United States. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, imposition of tariffs or other economic and trade sanctions, entering or exiting trade or other intergovernmental agreements, confiscatory taxation, political of financial instability, and diplomatic developments that could adversely affect the values of the investments in certain non-U.S. countries. In certain foreign markets an issuer’s securities are blocked from trading at the custodian or sub-custodian level for a specified number of days before and, in certain instances, after a shareholder meeting where such shares are voted. This is referred to as “share blocking.” The blocking period can last up to several weeks. Share blocking may prevent buying or selling securities during this period, because during the time shares are blocked, trades in such securities will not settle. It may be difficult or impossible to lift blocking restrictions, with the particular requirements varying widely by country.
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Depositary Receipts: Depositary receipts are typically trust receipts issued by a U.S. bank or trust company that evince an indirect interest in underlying securities issued by a foreign entity, and are in the form of sponsored or unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).
Generally, ADRs are publicly traded on a U.S. stock exchange or in the over the-counter market, and are denominated in U.S. dollars, and the depositaries are usually a U.S. financial institution, such as a bank or trust company, but the underlying securities are issued by a foreign issuer.
GDRs may be traded in any public or private securities markets in U.S dollars or other currencies and generally represent securities held by institutions located anywhere in the world. For GDRs, the depositary may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S issuer.
EDRs are generally issued by a European bank and traded on local exchanges.
Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depositary), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositaries of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and financial information to the depositary receipt holders at the underlying issuer’s request. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders.
ADRs, GDRs and EDRs are subject to many of the same risks associated with investing directly in foreign issuers. Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities it will be subject to the currency risk of both the investment in the depositary receipt and the underlying securities. The value of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action.
Emerging Markets Investments: Investments in emerging markets are generally subject to a greater risk of loss than investments in developed markets. This may be due to, among other things, the possibility of greater market volatility, lower trading volume and liquidity, greater risk of expropriation, nationalization, and social, political and economic instability, greater reliance on a few industries, international trade or revenue from particular commodities, less developed accounting, legal and regulatory systems, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more significant governmental limitations on investment activity as compared to those typically found in a developed market. In addition, issuers (including governments) in emerging market countries may have less financial stability than in other countries. As a result, there will tend to be an increased risk of price volatility in investments in emerging market countries, which may be magnified by currency fluctuations relative to a base currency. Settlement and asset custody practices for transactions in emerging markets may differ from those in developed markets. Such differences may include possible delays in settlement and certain settlement practices, such as delivery of securities prior to receipt of payment, which increases the likelihood of a failed settlement.” Failed settlements can result in losses. For these and other reasons, investments in emerging markets are often considered speculative.
Investing through Stock Connect: A Portfolio may, directly or indirectly (through, for example, participation notes or other types of equity-linked notes), purchase shares in mainland China-based companies that trade on Chinese stock exchanges such as the Shanghai Stock Exchange and the Shenzhen Stock Exchange (“China A-Shares”) through the Shanghai-Hong Kong Stock Connect (“Stock Connect”), a mutual market access program designed to, among other things, enable foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. There are significant risks inherent in investing in China A-Shares through Stock Connect. The underdeveloped state of PRC’s investment and banking systems subjects the settlement, clearing, and registration of China A-Shares transactions to heightened risks. Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if either or both markets are closed on a U.S. trading day, a Portfolio may not be able to dispose of its China A-Shares in a timely manner, which could adversely affect the Fund’s performance. PRC regulations require that a Portfolio that wishes to sell its China A-Shares pre-deliver the China A-Shares to a broker. If the China A-Shares are not in the broker’s possession before the market opens on the day of sale, the sell order will be rejected. This requirement could also limit a Portfolio’s ability to dispose of its China A-Shares purchased through Stock Connect in a timely manner. Additionally, Stock Connect is subject to daily quota limitations on purchases of China A Shares. Once the daily quota is reached, orders to purchase additional China A-Shares through Stock Connect will be rejected. A Portfolio’s investment in China A-Shares may only be traded through Stock Connect and is not otherwise transferable. Stock Connect utilizes an omnibus clearing structure, and the Portfolio’s shares will be registered in its custodian’s name on the Central Clearing and Settlement System. This may limit the ability of the Adviser or Sub-Adviser to effectively manage a Portfolio, and may expose the Portfolio to the credit risk of its custodian or to greater risk of expropriation. Investment in China A-Shares through Stock Connect may be available only through a single broker that is an affiliate of the Portfolio’s custodian, which may affect the quality of execution provided by such broker. Stock Connect restrictions could also limit the ability of a Portfolio to sell its China A-Shares in a timely manner, or to sell them at all. Further, different fees, costs and taxes are imposed on foreign investors acquiring China A-Shares acquired through Stock Connect, and these fees, costs and taxes may be higher than comparable fees, costs and taxes imposed on owners of other securities providing similar investment exposure. Stock Connect trades are settled in Renminbi (“RMB”), the Chinese currency, and investors must have timely access to a reliable supply of RMB in Hong Kong, which cannot be guaranteed.
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Eurodollar and Yankee Dollar Instruments: Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. The Eurodollar market is relatively free of regulations resulting in deposits that may pay somewhat higher interest than onshore markets. Their offshore locations make them subject to political and economic risk in the country of their domicile. Yankee dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers and may carry the same risks as investing in foreign securities.
Foreign Currencies: Investments in issuers in different countries are often denominated in foreign currencies. Changes in the values of those currencies relative to the U.S. dollar may have a positive or negative effect on the values of investments denominated in those currencies. Investments may be made in currency exchange contracts or other currency-related transactions (including derivatives transactions) to manage exposure to different currencies. Also, these contracts may reduce or eliminate some or all of the benefits of favorable currency fluctuations. The values of foreign currencies may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by national governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments. Currency values can decrease significantly both in the short term and over the long term in response to these and other developments. Continuing uncertainty as to the status of the Euro and the European Monetary Union (the “EMU”) has created significant volatility in currency and financial markets generally. In addition, voters in the United Kingdom voted to leave the EU, creating economic and political uncertainty with respect to, among other things, the timing of the United Kingdom's withdrawal from the EU and the effects such withdrawal will have on the Euro, European economies, and the global markets. Any partial or complete dissolution of the EMU, or any continued uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the values of portfolio investments. Some foreign countries have managed currencies, which do not float freely against the U.S. dollar.
Sovereign Debt: Investments in debt instruments issued by governments or by government agencies and instrumentalities (so called sovereign debt) involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. A governmental entity may default on its obligations or may require renegotiation or rescheduling of debt payment. Any restructuring of a sovereign debt obligation will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, legal action against the sovereign issuer, or realization on collateral securing the debt, may not be possible. The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is rated below investment grade. Sovereign debt risk may be greater for debt instruments issued or guaranteed by emerging and/or frontier countries.
Sovereign debt includes brady bonds, a U.S. dollar-denominated bond issued by an emerging market and collateralized by the U.S. Treasury zero-coupon bonds. Brady bonds arose from an effort in the 1980s to reduce the debt held by less-developed countries that frequently defaulted on loans. The bonds are named for Treasury Secretary Nicholas Brady, who helped international monetary organizations institute the program of debt-restructuring. Defaulted loans were converted into bonds with U.S. Treasury zero-coupon bonds as collateral. Because the brady bonds were backed by zero-coupon bonds, repayment of principal was insured. The brady bonds themselves are coupon-bearing bonds with a variety of rate options (fixed, variable, step, etc.) with maturities of between 10 and 30 years. Issued at par or at a discount, brady bonds often include warrants for raw material available in the country of origin or other options.
Supranational Entities: Obligations of supranational entities include securities designated or supported by governmental entities to promote economic reconstruction or development of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the “World Bank”), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. There is no assurance that participating governments will be able or willing to honor any commitments they may have made to make capital contributions to a supranational entity, or that a supranational entity will otherwise have resources sufficient to meet its commitments.
DERIVATIVE INSTRUMENTS
Derivatives are financial contracts whose values change based on changes in the values of one or more underlying assets or the difference between underlying assets. Underlying assets may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives may be traded on contract markets or exchanges, or may take the form of contractual arrangements between private counterparties. If a private counterparty is a party to a derivative contract, the value of that contract to the other party will depend on the ability and willingness of the counterparty to perform its obligations. Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying asset(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives typically involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments. Legislation and regulation of derivatives in the United States and other countries, including margin, clearing, trading, reporting, and position limits, may make derivatives more costly and/or less liquid, limit the availability of certain types of derivatives, cause changes in the use of derivatives, or otherwise adversely affect the use of derivatives.
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Certain transactions require margin or collateral to be posted to a broker, prime broker, futures commission merchant, exchange, clearing house, or other third party. If an entity holding the margin or collateral becomes bankrupt or insolvent or otherwise fails to perform its obligations due to financial difficulties, there could be delays and/or losses in liquidating open positions purchased or sold through such entity and/or incur a loss of all or part of its collateral or margin deposits with such entity.
Some derivatives may be used for “hedging,” meaning that they may be used when the manager seeks to protect investments from a decline in value, which could result from changes in interest rates, market prices, currency fluctuations, and other market factors. Derivatives may also be used when the manager seeks to increase liquidity; implement a cash management strategy; invest in a particular stock, bond, or segment of the market in a more efficient or less expensive way; modify the characteristics of portfolio investments; and/or to enhance return. However, when derivatives are used, their successful use is not assured and will depend upon the manager’s ability to predict and understand relevant market movements.
Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (“EU”) and some other countries are implementing similar requirements, which will affect derivatives transactions with a counterparty organized in that country or otherwise subject to that country's derivatives regulations. Clearing rules and other new rules and regulations could, among other things, restrict a registered investment company's ability to engage in, or increase the cost of, derivatives transactions, for example, by making some types of derivatives no longer available, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, central clearing and related requirements may expose investors to new kinds of costs and risks. For example, in the event of a counterparty's (or its affiliate's) insolvency, a Portfolio's ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the EU and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, with respect to counterparties who are subject to such proceedings in the EU, the liabilities of such counterparties could be reduced, eliminated, or converted to equity in such counterparties (sometimes referred to as a “bail in”).
Additionally, U.S. regulators, the EU and certain other jurisdictions have adopted minimum margin and capital requirements for uncleared derivatives transactions. It is expected that these regulations will have a material impact on the use of uncleared derivatives. These rules impose minimum margin requirements on derivatives transactions between a registered investment company and its counterparties and may increase the amount of margin required. They impose regulatory requirements on the timing of transferring margin and the types of collateral that parties are permitted to exchange.
Exclusions of investment adviser from commodity pool operator definition. With respect to each Portfolio, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the CFTC and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to each Portfolio, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” under the CEA and the rules of the CFTC.
The terms of the CPO exclusion require each Portfolio, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts, as further described below. Compliance with the terms of the CPO exclusion may limit the ability of the Adviser to manage the investment program of each Portfolio in the same manner as it would in the absence of CPO exclusion requirements. Each Portfolio is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or each Portfolio, its investment strategies or this SAI.
Forward Commitments: Forward commitments are contracts to purchase securities for a fixed price at a future date beyond customary settlement time. A forward commitment may be disposed of prior to settlement. Such a disposition would result in the realization of short-term profits or losses.
Payment for the securities pursuant to one of these transactions is not required until the delivery date. However, the purchaser assumes the risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated. If a Portfolio makes additional investments while a delayed delivery purchase is outstanding, this may result in a form of leverage. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.
Forward Currency Contracts: A forward currency contract is an obligation to purchase or sell a specified currency against another currency at a future date and price as agreed upon by the parties. Forward contracts usually are entered into with banks and broker-dealers and usually are for less than one year, but may be renewed. Futures contracts may be held to maturity and make the contemplated payment and delivery, or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Portfolio would be able to close out a forward currency contract at a favorable price or time prior to maturity.
Forward currency transactions may be used for hedging purposes. For example, a Portfolio might sell a particular currency forward, for example, if it holds bonds denominated in that currency but the Portfolio Manager anticipates, and seek to protect the Portfolio against, a decline in the currency against the U.S. dollar. Similarly, a Portfolio might purchase a currency forward to “lock in” the dollar price of securities denominated in that currency which a Portfolio Manager anticipate purchasing for the Portfolio.
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Hedging against a decline in the value of a currency does not limit fluctuations in the prices of portfolio securities or prevent losses to the extent they arise from factors other than changes in currency exchange rates. In addition, hedging transactions may limit opportunities for gain if the value of the hedged currency should rise. Moreover, it may not be possible to hedge against a devaluation that is so generally anticipated that no contracts are available to sell the currency at a price above the devaluation level it anticipates. The cost of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.
Futures Contracts: A financial futures contract is an agreement between two parties to buy or sell in the future a specific quantity of an underlying asset at a specific price and time agreed upon when the contract is made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade - known as “contract markets” - approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. Futures are subject to the creditworthiness of the futures commission merchant(s) and clearing organizations involved in the transaction.
Certain futures contracts are physically settled (i.e., involve the making and taking of delivery of a specified amount of an underlying asset). For instance, the sale of futures contracts on foreign currencies or financial instruments creates an obligation of the seller to deliver a specified quantity of an underlying foreign currency or financial instrument called for in the contract for a stated price at a specified time. Conversely, the purchase of such futures contracts creates an obligation of the purchaser to pay for and take delivery of the underlying asset called for in the contract for a stated price at a specified time. In some cases, the specific instruments delivered or taken, respectively, on the settlement date are not determined until on or near that date. That determination is made in accordance with the rules of the exchange on which the sale or purchase was made.
Some futures contracts are cash settled (rather than physically settled), which means that the purchase price is subtracted from the current market value of the instrument and the net amount, if positive, is paid to the purchaser by the seller of the futures contract and, if negative, is paid by the purchaser to the seller of the futures contract. See, for example, “Index Futures Contracts” below.
The value of a futures contract typically fluctuates in correlation with the increase or decrease in the value of the underlying indicator. The buyer of a futures contract enters into an agreement to purchase the underlying indicator on the settlement date and is said to be “long” the contract. The seller of a futures contract enters into an agreement to sell the underlying indicator on the settlement date and is said to be “short” the contract.
The purchaser or seller of a futures contract is not required to deliver or pay for the underlying indicator unless the contract is held until the settlement date. The purchaser or seller of a futures contract is required to deposit “initial margin” with a futures commission merchant when the futures contract is entered into. Initial margin is typically calculated as a percentage of the contract's notional amount. A futures contract is valued daily at the official settlement price of the exchange on which it is traded. Each day cash is paid or received, called “variation margin,” equal to the daily change in value of the futures contract. The minimum margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract.
The risk of loss in trading futures contracts can be substantial, because of the low margin required, the extremely high degree of leverage involved in futures pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (or gain) to the investor. Thus, a purchase or sale of a futures contract may result in unlimited losses. In the event of adverse price movements, an investor would continue to be required to make daily cash payments to maintain its required margin. In addition, on the settlement date, an investor may be required to make delivery of the indicators underlying the futures positions it holds.
Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. It may not be possible to liquidate or close out a futures contract at any particular time or at an acceptable price and an investor would remain obligated to meet margin requirements until the position is closed. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and potentially resulting in substantial losses. The inability to close futures positions could require maintaining a futures positions under circumstances where the manager would not otherwise have done so, resulting in losses.
If a Portfolio buys or sells a futures contract as a hedge to protect against a decline in the value of a portfolio investment, changes in the value of the futures position may not correlate as expected with changes in the value of the portfolio investment. As a result, it is possible that the futures position will not provide the desired hedging protection, or that money will be lost on both the futures position and the portfolio investment.
Margin Payments: If a Portfolio purchases or sells a futures contract, it is required to deposit with its custodian or with a futures commission merchant an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as “initial margin.” The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Portfolio upon termination of the contract, assuming the Portfolio satisfies its contractual obligations.
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Subsequent payments to and from the broker occur on a daily basis in a process known as “marking to market.” These payments are called “variation margin” and are made as the value of the underlying futures contract fluctuates. For example, when a Portfolio sells a futures contract and the price of the underlying asset rises above the delivery price, the Portfolio’s position declines in value. A Portfolio then pays the broker a variation margin payment generally equal to the difference between the delivery price of the futures contract and the market price of the underlying asset. Conversely, if the price of the underlying asset falls below the delivery price of the contract, a Portfolio’s futures position increases in value. The broker then must make a variation margin payment generally equal to the difference between the delivery price of the futures contract and the market price of the underlying asset. If an exchange raises margin rates, a Portfolio would have to provide additional capital to cover the higher margin rates which could require closing out other positions earlier than anticipated.
If a Portfolio terminates a position in a futures contract, a final determination of variation margin would be made, additional cash would be paid by or to the Portfolio, and the Portfolio would realize a loss or a gain. Such closing transactions involve additional commission costs.
Index Futures Contracts: An index futures contract is a contract to buy or sell specified units of an index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the index. Under such contracts no delivery of the actual securities or other assets making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.
Interest Rate Futures Contracts: An interest rate futures contract is an agreement to take or make delivery of either: (i) an amount of cash equal to the difference between the value of a particular index of debt instruments at the beginning and at the end of the contract period; or (ii) a specified amount of a particular debt instrument at a future date at a price set at the time of the contract. Interest rate futures contracts may be bought or sold in an attempt to protect against the effects of interest rate changes on current or intended investments in fixed income instruments or generally to adjust the duration and interest rate sensitivity of an investment portfolio. For example, if a Portfolio owned long-term bonds and interest rates were expected to increase, the Portfolio might enter into interest rate futures contracts for the sale of debt instruments. Such a sale would have much the same effect as selling some of the long-term bonds in a Portfolio’s portfolio. If interest rates did increase, the value of the debt instruments in the portfolio would decline, but the value of the interest rate futures contracts would be expected to increase, subject to the correlation risks described below, thereby keeping the NAV of a Portfolio from declining as much as it otherwise would have.
Similarly, if interest rates were expected to decline, interest rate futures contracts may be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Since the fluctuations in the value of the interest rate futures contracts should be similar to that of long-term bonds, an interest rate futures contract may protect against the effects of the anticipated rise in the value of long-term bonds until the necessary cash becomes available or the market stabilizes. At that time, the interest rate futures contracts could be liquidated and cash could then be used to buy long-term bonds on the cash market. Similar results could be achieved by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase. However, the futures market may be more liquid than the cash market in certain cases or at certain times.
Gold Futures Contracts: A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time, and price. If a Portfolio purchases a gold futures contract, it becomes obligated to take delivery and pay for the gold from the seller in accordance with the terms of the contract. If a Portfolio sells a gold futures contract, it becomes obligated to make delivery of the gold to the purchaser in accordance with the terms of the contract.
Foreign Currency Futures: Currency futures contracts are similar to currency forward contracts (described below), except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A foreign currency futures contract is a standardized exchange-traded contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange, and have margin requirements.
At the maturity of a futures contract, a Portfolio either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to futures contracts may be effected only on a commodities exchange or board of trade which provides a secondary market in such contracts. There is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin.
Options on Futures Contracts: Options on futures contracts generally operate in the same manner as options purchased or written directly on the underlying assets. A futures option gives the holder, in return for the premium paid, the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents
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the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.
Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing purchase transaction will realize a gain or loss. There is no guarantee that such closing purchase transactions can be effected.
A Portfolio would be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above in connection with the discussion on futures contracts. See “Margin Payments” above.
Risks of transactions in futures contracts and related options: Successful use of futures contracts is subject to the Portfolio Manager’s ability to predict movements in various factors affecting financial markets. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Portfolio because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the underlying futures contracts. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.
The use of futures and related options involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options, of the options and futures contracts themselves, and, in the case of hedging transactions, of the underlying assets which are the subject of a hedge. The successful use of these strategies further depends on the ability of the Portfolio Managers to forecast interest rates and market movements correctly. It is possible that, where a Portfolio has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, a Portfolio would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying asset due to certain market distortions. For example, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying asset and futures markets. The margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions.
There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.
The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option.
The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts; those position limits may in the future also apply to certain other derivatives positions. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if a Portfolio’s holding does not exceed applicable position limits, it is possible that some or all of the client accounts managed by the Portfolio Managers and its affiliates may be aggregated for this purpose. It is possible that the trading decisions of the Portfolio Managers for a Portfolio may be affected by the sizes of such aggregate positions. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the performance of a Portfolio.
Hybrid Instruments: A hybrid instrument may be a debt instrument, preferred stock, depositary share, trust certificate, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, commodities, indexes, economic factors or other measures, including interest rates, currency exchange rates, or commodities or securities indices, or other indicators. Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stocks with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.
Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level and payoffs of less than par if rates were above the specified level. Furthermore, a Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security
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with an embedded put option, would be to give a Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy would be successful, and a Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.
Risks of Investing in Hybrid Instruments: The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand profiles of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile.
The return on a hybrid instrument will be reduced by the costs of the swaps, options, or other instruments embedded in the instrument.
Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in an underlying asset may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the underlying asset may not move in the same direction or at the same time.
Hybrid instruments may bear interest or pay preferred dividends at below market (or even nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). Leverage risk occurs when the hybrid instrument is structured so that a given change in an underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.
If a hybrid instrument is used as a hedge against, or as a substitute for, a portfolio investment, the hybrid instrument may not correlate as expected with the portfolio investment, resulting in losses. While hedging strategies involving hybrid instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments.
Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor. A Portfolio may be prohibited from transferring a hybrid instrument, or the number of possible purchasers may be limited by applicable law or because few investors have an interest in purchasing such a customized product. Because hybrid instruments are typically privately negotiated contracts between two parties, the value of a hybrid instrument will depend on the willingness and ability of the issuer of the instrument to meet its obligations. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures, options, and swaps.
Synthetic Convertible Securities: Synthetic convertible securities are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Portfolio may purchase a non-convertible debt security and a warrant or option, which enables the Portfolio to have a convertible-like position with respect to a company, group of companies, or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then-current value of the underlying security. Unlike a true convertible security, a synthetic convertible security comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible security is the sum of the values of its fixed-income component and its convertible component. For this reason, the value of a synthetic convertible security and a true convertible security may respond differently to market fluctuations.
Options: An option gives the holder the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specific amount or value of a particular underlying asset at a specific price (called the “exercise” or “strike” price) at one or more specific times before the option expires. The underlying asset of an option contract can be a security, currency, index, future, swap, commodity, or other type of financial instrument. The seller of an option is called an option writer. The purchase price of an option is called the premium. The potential loss to an option purchaser is limited to the amount of the premium plus transaction costs. This will be the case, for example, if the option is held and not exercised prior to its expiration date.
Options can be traded either through established exchanges (“exchange-traded options”) or privately negotiated transactions OTC options. Exchange traded options are standardized with respect to, among other things, the underlying asset, expiration date, contract size and strike price. The terms of OTC options are generally negotiated by the parties to the option contract which allows the parties greater flexibility in customizing the agreement, but OTC options are generally less liquid than exchange-traded options.
All option contracts involve credit risk if the counterparty to the option contract (e.g., the clearing house or OTC counterparty) or the third party effecting the transaction in the case of cleared options (e.g., futures commission merchant or broker/dealer) fails to perform. The value of an OTC option that is not cleared is dependent on the credit worthiness of the individual counterparty to the contract and may be greater than the credit risk associated with cleared options.
The purchaser of a put option obtains the right (but not the obligation) to sell a specific amount or value of a particular asset to the option writer at a fixed strike price. In return for this right, the purchaser pays the option premium. The purchaser of a typical put option can expect to realize a gain if the price of the underlying asset falls. However, if the underlying asset’s price does not fall enough to offset the cost of purchasing the option, the purchaser of a put option can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).
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The purchaser of a call option obtains the right (but not the obligation) to purchase a specified amount or value of an underlying asset from the option writer at a fixed strike price. In return for this right, the purchaser pays the option premium. The purchaser of a typical call option can expect to realize a gain if the price of the underlying asset rises. However, if the underlying asset’s price does not rise enough to offset the cost of purchasing the option, the buyer of a call option can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).
The purchaser of a call or put option may terminate its position by allowing the option to expire, exercising the option or closing out its position by entering into an offsetting option transaction if a liquid market is available. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser would complete the purchase or sale, as applicable, of the underlying asset to the option writer at the strike price.
The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer assumes the obligation to buy or sell (depending on whether the option is a put or a call) a specified amount or value of a particular asset at the strike price if the purchaser of the option chooses to exercise it. A call option written on a security or other instrument held by the Portfolio (commonly known as “writing a covered call option”) limits the opportunity to profit from an increase in the market price of the underlying asset above the exercise price of the option. A call option written on securities that are not currently held by the Portfolio is commonly known as “writing a naked call option”. During periods of declining securities prices or when prices are stable, writing these types of call options can be a profitable strategy to increase income with minimal capital risk. However, when securities prices increase, a Portfolio would be exposed to an increased risk of loss, because if the price of the underlying asset or instrument exceeds the option’s exercise price, the Portfolio would suffer a loss equal to the amount by which the market price exceeds the exercise price at the time the call option is exercised, minus the premium received. Calls written on securities that a Portfolio does not own are riskier than calls written on securities owned by the Portfolio because there is no underlying asset held by the Portfolio that can act as a partial hedge. When such a call is exercised, a Portfolio must purchase the underlying asset to meet its call obligation or make a payment equal to the value of its obligation in order to close out the option. Calls written on securities that a Portfolio does not own have speculative characteristics and the potential for loss is theoretically unlimited. There is also a risk, especially with less liquid preferred and debt instruments, that the asset may not be available for purchase.
Generally, an option writer sells options with the goal of obtaining the premium paid by the option purchaser. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer’s potential loss is equal to the amount the option is “in-the-money” when the option is exercised offset by the premium received when the option was written. A call option is in-the-money if the value of the underlying asset exceeds the strike price of the option, and so the call option writer’s loss is theoretically unlimited. A put option is in-the-money if the strike price of the option exceeds the value of the underlying asset, and so the put option writer’s loss is limited to the strike price. Generally, any profit realized by an option purchaser represents a loss for the option writer. The writer of an option may seek to terminate a position in the option before exercise by closing out its position by entering into an offsetting option transaction if a liquid market is available. If the market is not liquid for an offsetting option, however, the writer must continue to be prepared to sell or purchase the underlying asset at the strike price while the option is outstanding, regardless of price changes.
If a Portfolio is the writer of a cleared option, the Portfolio is required to deposit initial margin. Additional margin may also be required. If a Portfolio is the writer of an uncleared option, the Portfolio may be required to deposit initial margin and additional margin.
A physical delivery option gives its owner the right to receive physical delivery (if it is a call), or to make physical delivery (if it is a put) of the underlying asset when the option is exercised. A cash-settled option gives its owner the right to receive a cash payment based on the difference between a determined value of the underlying asset at the time the option is exercised and the fixed exercise price of the option. In the case of physically settled options, it may not be possible to terminate the position at any particular time or at an acceptable price. A cash-settled call conveys the right to receive a cash payment if the determined value of the underlying asset at exercise exceeds the exercise price of the option, and a cash-settled put conveys the right to receive a cash payment if the determined value of the underlying asset at exercise is less than the exercise price of the option.
Combination option positions are positions in more than one option at the same time. A spread involves being both the buyer and writer of the same type of option on the same underlying asset but different exercise prices and/or expiration dates. A straddle consists of purchasing or writing both a put and a call on the same underlying asset with the same exercise price and expiration date.
The principal factors affecting the market value of a put or call option include supply and demand, interest rates, the current market price of the underlying asset in relation to the exercise price of the option, the volatility of the underlying asset and the remaining period to the expiration date.
If a trading market in particular options were illiquid, investors in those options would be unable to close out their positions until trading resumes, and option writers may be faced with substantial losses if the value of the underlying asset moves adversely during that time. However, there can be no assurance that a liquid market will exist for any particular options product at any specific time. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity, or even the orderliness of the market for particular options. Exchanges or other facilities on which options are traded may establish limitations on options trading, may order the liquidation of positions in excess of these limitations, or may impose other sanctions that could adversely affect parties to an options transaction.
Many options, in particular OTC options, are complex and often valued based on subjective factors. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Portfolio.
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Foreign Currency Options: Put and call options on foreign currencies may be bought or sold either on exchanges or in the OTC market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Portfolio to reduce foreign currency risk using such options.
Index Options: An index option is a put or call option on a securities index or other (typically securities-related) index. In contrast to an option on a security, the holder of an index option has the right to receive a cash settlement amount upon exercise of the option. This settlement amount is equal to: (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied; by (ii) a fixed “index multiplier.” The index underlying an index option may be a “broad-based” index, such as the S&P 500® Index or the NYSE Composite Index, the changes in value of which ordinarily will reflect movements in the stock market in general. In contrast, certain options may be based on narrower market indices, such as the S&P 100 Index, or on indices of securities of particular industry groups, such as those of oil and gas or technology issuers. A stock index assigns relative values to the stocks included in the index, and the index fluctuates with changes in the market values of the stocks so included. The composition of the index is changed periodically. The risks of purchasing and selling index options are generally similar to the risks of purchasing and selling options on securities.
Participatory Notes: Participatory notes are a type of derivative instrument used by foreign investors to access local markets and to gain exposure to, primarily, equity securities of issuers listed on a local exchange. Rather than purchasing securities directly, a Portfolio may purchase a participatory note from a broker-dealer, which holds the securities on behalf of the noteholders.
Participatory notes are similar to depositary receipts except that: (1) brokers, not U.S. banks, are depositories for the securities; and (2) noteholders may remain anonymous to market regulators.
The value of the participatory notes will be directly related to the value of the underlying securities. Any dividends or capital gains collected from the underlying securities are remitted to the noteholder.
The risks of investing in participatory notes include derivatives risk and foreign investments risk. The foreign investments risk associated with participatory notes is similar to those of investing in depositary receipts. However, unlike depositary receipts, participatory notes are subject to counterparty risk based on the uncertainty of the counterparty’s (i.e., the broker’s) ability to meet its obligations.
Rights and Warrants: Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued in conjunction with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights are instruments, frequently distributed to an issuer’s shareholders as a dividend, that usually entitle the holder to purchase a specified amount of common stock at a specified price on a specific date or during a specific period of time (typically for a period of only weeks). The exercise price on a right is normally at a discount from the market value of the common stock at the time of distribution.
Warrants may be used to enhance the marketability of a bond or preferred stock. Rights are frequently used outside of the United States as a means of raising additional capital from an issuer’s current shareholders.
Warrants and rights do not carry with them the right to dividends or to vote, do not represent any rights in the assets of the issuer and may or may not be transferable. Investments in warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities, and expires worthless if it is not exercised on or prior to its expiration date, if any.
Bonds issued with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities.
Equity-linked warrants are purchased from a broker, who in turn is expected to purchase shares in the local market. If a Portfolio exercises its warrant, the shares are expected to be sold and the warrant redeemed with the proceeds. Typically, each warrant represents one share of the underlying stock. Therefore, the price and performance of the warrant are directly linked to the underlying stock, less transaction costs. In addition to the market risk related to the underlying holdings, a Portfolio bears counterparty risk with respect to the issuing broker. There is currently no active trading market for equity-linked warrants, and they may be highly illiquid.
Index-linked warrants are put and call warrants where the value varies depending on the change in the value of one or more specified securities indices. Index-linked warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index-linked warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Portfolio were not to exercise an index-linked warrant prior to its expiration, then the Portfolio would lose the amount of the purchase price paid by it for the warrant.
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Index-linked warrants are normally used in a manner similar to its use of options on securities indices. The risks of index-linked warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index-linked warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution that issues the warrant. Also, index-linked warrants may have longer terms than index options. Index-linked warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index-linked warrants may limit a Portfolio’s ability to exercise the warrants at such time, or in such quantities, as the Portfolio would otherwise wish to do.
Indirect investment in foreign equity securities may be made through international warrants, local access products, participation notes, or low exercise price warrants. International warrants are financial instruments issued by banks or other financial institutions, which may or may not be traded on a foreign exchange. International warrants are a form of derivative security that may give holders the right to buy or sell an underlying security or a basket of securities from or to the issuer for a particular price or may entitle holders to receive a cash payment relating to the value of the underlying security or basket of securities. International warrants are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be American style exercise, which means that they can be exercised at any time on or before the expiration date of the international warrant, or European style exercise, which means that they may be exercised only on the expiration date. International warrants have an exercise price, which is typically fixed when the warrants are issued.
Low exercise price warrants are warrants with an exercise price that is very low relative to the market price of the underlying instrument at the time of issue (e.g., one cent or less). The buyer of a low exercise price warrant effectively pays the full value of the underlying common stock at the outset. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the price of the common stock relating to exercise or the settlement date is determined, during which time the price of the underlying security could change significantly. These warrants entail substantial credit risk, since the issuer of the warrant holds the purchase price of the warrant (approximately equal to the value of the underlying investment at the time of the warrant’s issue) for the life of the warrant.
The exercise or settlement date of the warrants and other instruments described above may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the instruments, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the warrants may become worthless, resulting in a total loss of the purchase price of the warrants.
Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or cash in lieu thereof. These instruments may also be subject to liquidity risk because there may be a limited secondary market for trading the warrants. They are also subject, like other investments in foreign securities, to foreign risk and currency risk.
Swap Transactions and Options on Swap Transactions: Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined underlying assets, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index). When a Portfolio enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Portfolio may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt instruments.
In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying asset; if the underlying asset declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A swap may create a long or short position in the underlying asset. A total return swap may be used to hedge against an exposure in an investment portfolio (including to adjust the duration or credit quality of a bond portfolio) or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A total return swap may also be used to gain exposure to securities or markets which may not be accessed directly (in so-called market access transactions).
In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt instruments (typically referred to as a “reference entity”). In general, the protection “buyer” in a credit default swap is obligated to pay the protection “seller” an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Rather than exchange the bonds for the par value, a single cash payment may be due from the seller representing the difference between the par value of the bonds and the current market value of the bonds (which may be determined through an auction). Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation
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acceleration, obligation default, or repudiation/moratorium. If a Portfolio buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If a Portfolio does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Portfolio is a buyer and no credit event occurs, the Portfolio will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. If a Portfolio sells protection under a credit default swap, the position may have the effect of creating leverage in the Portfolio’s portfolio through the Portfolio’s indirect long exposure to the issuer or securities on which the swap is written. If a Portfolio sells protection, it may do so either to earn additional income or to create such a “synthetic” long position. Credit default swaps involve general market risks, illiquidity risk, counterparty risk, and credit risk.
A cross-currency swap is a contract between two counterparties to exchange interest and principal payments in different currencies. A cross-currency swap normally has an exchange of principal at maturity (the final exchange); an exchange of principal at the start of the swap (the initial exchange) is optional. An initial exchange of notional principal amounts at the spot exchange rate serves the same function as a spot transaction in the foreign exchange market (for an immediate exchange of foreign exchange risk). An exchange at maturity of notional principal amounts at the spot exchange rate serves the same function as a forward transaction in the foreign exchange market (for a future transfer of foreign exchange risk). The currency swap market convention is to use the spot rate rather than the forward rate for the exchange at maturity. The economic difference is realized through the coupon exchanges over the life of the swap. In contrast to single currency interest rate swaps, cross-currency swaps involve both interest rate risk and foreign exchange risk.
To the extent a portfolio may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.
An interest rate cap is a right to receive periodic cash payments over the life of the cap equal to the difference between any higher actual level of interest rates in the future and a specified strike (or “cap”) level. The cap buyer purchases protection for a floating rate move above the strike. An interest rate floor is the right to receive periodic cash payments over the life of the floor equal to the difference between any lower actual level of interest rates in the future and a specified strike (or “floor”) level. The floor buyer purchases protection for a floating rate move below the strike. The strikes are typically based on the three-month LIBOR (although other indices are available) and are measured quarterly. Rights arising pursuant to both caps and floors are exercised automatically if the strike is in the money. Caps and floors eliminate the risk that the buyer fails to exercise an in-the-money option.
A portfolio will not enter into any of these derivative transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least “high quality” at the time of purchase by at least one of the established rating agencies. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents utilizing standard swap documentation. The swap market has become relatively liquid under normal market conditions. Swap transactions do not involve the delivery of securities or other underlying assets or principal, and the risk of loss with respect to such transactions is limited to the net amount of payments that a portfolio is contractually obligated to make or receive.
An option on swap agreement (“swaption”) is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Depending on the terms of the particular option agreement, generally a greater degree of risk is incurred when writing a swaption than when purchasing a swaption. If a Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, if a Portfolio writes a swaption, upon exercise of the option the Portfolio will become obligated according to the terms of the underlying agreement.
The successful use of swap agreements or swaptions depends on the manager’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.
Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Because they are two-party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.
Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Portfolio’s interest. A Portfolio bears the risk that its manager will not accurately forecast future market trends or the values of assets, reference rates, indices, or other economic factors in establishing swap positions for the Portfolio. If the manager attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a Portfolio would be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for a Portfolio. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Portfolio investments. Many swaps are complex and often valued subjectively.
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Counterparty risk with respect to derivatives has been and may continue to be affected by new rules and regulations concerning the derivatives market. Some interest rate swaps and credit default index swaps are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds the position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and clearing members, and it is not clear how an insolvency proceeding of a clearing house or clearing member would be conducted, what effect the insolvency proceeding would have on any recovery by a Portfolio, and what impact an insolvency of a clearing house or clearing member would have on the financial system more generally. In some ways, cleared derivative arrangements are less favorable to a Portfolio than bilateral arrangements, for example, by requiring that a Portfolio provide more margin for its cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Portfolio, the clearing house or the clearing member through which it holds its position at any time can require termination of an existing cleared derivatives position or an increase in the margin required at the outset of a transaction. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Portfolio to pursue its investment strategy.
Also, in the event of a counterparty's (or its affiliate's) insolvency, the possibility exists that a Portfolio's ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the EU and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to a Portfolio of a counterparty who is subject to such proceedings in the EU (sometimes referred to as a “bail in”).
The U.S. government and the EU have also adopted mandatory minimum margin requirements for bilateral derivatives. Such requirements could increase the amount of margin required to be provided by a Portfolio in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.
The U.S. Congress, various exchanges and regulatory and self-regulatory authorities have undertaken reviews of derivatives trading in recent periods. Among the actions that have been taken or proposed to be taken are new position limits and reporting requirements, and new or more stringent daily price fluctuation limits for futures and options transactions. Additional measures are under active consideration and as a result there may be further actions that adversely affect the regulation of instruments in which a Portfolio may invest. It is possible that these or similar measures could potentially limit or completely restrict the ability of a Portfolio to use these instruments as a part of its investment strategy. Limits or restrictions applicable to the counterparties with which a Portfolio may engage in derivative transactions could also prevent the Portfolio from using these instruments.
Foreign Currency Warrants: Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).
OTHER INVESTMENT TECHNIQUES
Borrowing: Borrowing will result in leveraging of a Portfolio’s assets. This borrowing may be secured or unsecured. Borrowing, like other forms of leverage, will tend to exaggerate the effect on NAV of any increase or decrease in the market value of a Portfolio’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased, if any. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Provisions of the 1940 Act require a Portfolio to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Portfolio’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sells holdings at that time.
From time to time, a Portfolio may enter into, and make borrowings for temporary purposes related to the redemption of shares under, a credit agreement with third-party lenders. Borrowings made under such credit agreements will be allocated pursuant to guidelines approved by the Board.
A Portfolio may engage in other transactions that may have the effect of creating leverage in the Portfolio’s portfolio, including by way of example reverse repurchase agreements, dollar rolls, and derivatives transactions. A Portfolio will generally not treat such transactions as borrowings of money.
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Participation on Creditor Committees: A Portfolio may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by a Portfolio. Such participation may incur additional expenses such as legal fees and may make a Portfolio an “insider” of the issuer for purposes of the federal securities laws, which may restrict such Portfolio’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation on such committees may also expose a Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors.
Repurchase Agreements: A repurchase agreement is a contract under which a Portfolio acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price. Repurchase agreements may be viewed as loans which are collateralized by the securities subject to repurchase. The value of the underlying securities in such transactions will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate. To the extent that a Portfolio has invested a substantial portion of its assets in repurchase agreements, the investment return on such assets, and potentially the ability to achieve the investment objectives, will depend on the counterparties’ willingness and ability to perform their obligations under the repurchase agreements.
Restricted and Illiquid Securities: Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven (7) calendar days at approximately the value ascribed to it by a Portfolio. A Portfolio may not invest more than 15% of its net assets in illiquid investments. A Portfolio may invest in securities governed by Rule 144A under the 1933 Act (“Rule 144A” and securities that are offered in reliance on Section 4(2) of the 1933 Act and which are, therefore, restricted as to their resale.
In adopting Rule 144A, the SEC specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the Board (or the Adviser or Sub-Adviser acting subject to the Board’s supervision) determines that the securities are in fact liquid. The Board has delegated to Portfolio management the daily function of determining the monitoring and liquidity of restricted securities, subject to the Board’s oversight and review. If Portfolio management determines, based upon a continuing review of the trading markets for specific Section 4(2) or Rule 144A securities (or other restricted securities), that they are liquid, they will not be subject to the 15% limit on illiquid investments. This practice could have the effect of decreasing the level of liquidity in a Portfolio if the liquidity of such investments changes adversely or if Portfolio management’s assessment of an investment’s liquidity is incorrect.
Reverse Repurchase Agreements and Dollar Roll Transactions: Reverse repurchase agreements involve sales of portfolio securities to another party and an agreement by the a Portfolio to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, a Portfolio continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A Portfolio will typically segregate or “earmark” assets determined to be liquid by Portfolio management in accordance with procedures established by the Board, equal (on a mark-to-market basis) to its obligations under any reverse repurchase or dollar roll agreement.
Dollar rolls involve selling securities (e.g. mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar securities on a specified future date and price from the same party. Mortgage-dollar rolls and U.S. Treasury rolls are types of dollar rolls. During the roll period, principal and interest paid on the securities is not received but proceeds from the sale can be invested.
Reverse repurchase agreement and dollar rolls involve the risk that the market value of the securities to be repurchased under the agreement may decline below the repurchase price. If the buyer of securities under a reverse repurchase agreement or dollar rolls files for bankruptcy or becomes insolvent, such a buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the obligation to repurchase the securities and use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Additionally, reverse repurchase agreements entail many of the same risks as OTC derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected.
Securities Lending: Securities lending involves lending of portfolio securities to qualified broker/dealers, banks or other financial institutions who may need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failure to deliver securities, or completing arbitrage operations. Securities are loaned pursuant to a securities lending agreement approved by the Board and under the terms, structure and the aggregate amount of such loans consistent with the 1940 Act. Lending portfolio securities increases the lender’s income by receiving a fixed fee or a percentage of the collateral, in addition to receiving the interest or dividend on the securities loaned. As collateral for the loaned securities, the borrower gives the lender collateral equal to at least 100% of the value of the loaned securities. The collateral may consist of cash (including U.S. dollars and foreign currency), securities issued by the U.S. Government or its agencies or instrumentalities, or such other collateral as may be approved by the Board. The borrower must also agree to increase the collateral if the value of the loaned securities increases but may request some of the collateral be returned if the market value of the loaned securities goes down.
During the existence of the loan, the lender will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. Loans are subject to termination by the lender or a borrower at any time. A Portfolio may choose to terminate a loan in order to vote in a proxy solicitation.
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During the time a security is on loan and the issuer of the security makes an interest or dividend payment, the borrower pays the lender a substitute payment equal to any interest or dividends the lender would have received directly from the issuer of the security if the lender had not loaned the security. When a lender receives dividends directly from domestic or certain foreign corporations, a portion of the dividends paid by the lender itself to its shareholders and attributable to those dividends (but not the portion attributable to substitute payments) may be eligible for: (i) treatment as “qualified dividend income” in the hands of individuals; or (ii) the federal dividends received deduction in the hands of corporate shareholders. The Adviser therefore may cause a Portfolio to terminate a securities loan – and forego any income on the loan after the termination – in anticipation of a dividend payment. As of the date of this SAI, the Adviser is not engaging in this particular securities loan termination practice.
Securities lending involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. Counterparty risk also includes a potential loss of rights in the collateral if the borrower or the Lending Agent defaults or fails financially. This risk is increased if loans are concentrated with a single borrower or limited number of borrowers. There are no limits on the number of borrowers that may be used and securities may be loaned to only one or a small group of borrowers. Participation in securities lending also incurs the risk of loss in connection with investments of cash collateral received from the borrowers. Cash collateral is invested in accordance with investment guidelines contained in the Securities Lending Agreement and approved by the Board. Some or all of the cash collateral received in connection with the securities lending program may be invested in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Lending Agent (or its affiliates). The Lending Agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the Lending Agent may receive asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the Lending Agent (or its affiliates) and a Portfolio with respect to the management of such cash collateral. To the extent that the value or return on investments of the cash collateral declines below the amount owed to a borrower, a Portfolio may incur losses that exceed the amount it earned on lending the security. The Lending Agent will indemnify a Portfolio from losses resulting from a borrower’s failure to return a loaned security when due, but such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Adviser is not responsible for any loss incurred by a Portfolio in connection with the securities lending program.
Short Sales: Short sales can be made “against the box” or not “against the box.” A short sale that is not made “against the box” is a transaction in which a party sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the seller must borrow the security to make delivery to the buyer. To borrow the security, the seller also may be required to pay a premium, which would increase the cost of the security sold. The seller then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. It may not be possible to liquidate or close out the short sale at any particular time or at an acceptable price. The price at such a time may be more or less than the price at which the security was sold by the seller. The seller will incur a loss if the price of the security increases between the date of the short sale and the date on which the seller replaced the borrowed security. Such loss may be unlimited. The seller will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of a loss increased, by the amount of the premium, dividends or interest the seller may be required to pay in connection with a short sale. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.) Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit-linked instruments, and swap contracts.
The seller may also make short sales “against the box.” A short sale “against the box” is a transaction in which a security identical to one owned by the seller is borrowed and sold short. If the seller enters into a short sale against the box, it is required to hold securities equivalent in-kind and in amount to the securities sold short (or securities convertible or exchangeable into such securities) while the short sale is outstanding. The seller will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box and will forgo an opportunity for capital appreciation in the security.
Selling short “against the box” typically limits the amount of effective leverage. Short sales “against the box” may be used to hedge against market risks when the manager believes that the price of a security may decline, causing a decline in the value of a security or a security convertible into or exchangeable for such security. In such case, any future losses in the long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities owned, either directly or indirectly, and, in the case of convertible securities, changes in the investment values or conversion premiums of such securities.
To Be Announced Commitments: To be announced commitments represent an agreement to purchase or sell securities on a delayed delivery or forward commitment basis through the “to-be announced” (“TBA”) market. With TBA transactions, a commitment is made to either purchase or sell securities for a fixed price, without payment, and delivery at a scheduled future dated beyond the customary settlement period for securities. In addition, with TBA transactions, the particular securities to be delivered or received are not identified at the trade date; however, securities delivered to a purchaser must meet specified criteria (such as yield, duration, and credit quality) and contain similar characteristics. TBA securities may be sold to hedge positions or to dispose of securities under delayed-delivery arrangements.
Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the purchaser will still bear the risk of any decline in the value of the security to be delivered. Because these transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the purchaser may be less favorable than the security delivered to the dealer. The purchaser of TBA securities generally is subject to increased market risk and interest rate risk because the delivered securities may be less favorable than anticipated by the purchaser. TBA securities have the effect of creating leverage.
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Recently finalized FINRA rules include mandatory margin requirements for the TBA market with limited exceptions. TBAs historically have not been required to be collateralized. The collateralization of TBA trades is intended to mitigate counterparty credit risk between trade and settlement, but could increase the cost of TBA transactions and impose added operational complexity.
When-Issued Securities and Delayed Delivery Transactions: When-issued securities and delayed delivery transactions involve the purchase or sale of securities at a predetermined price or yield with payment and delivery taking place in the future after the customary settlement period for that type of security. Upon the purchase of the securities, liquid assets with an amount equal to or greater than the purchase price of the security will be set aside to cover the purchase of that security. The value of these securities is reflected in the net assets value as of the purchase date; however, no income accrues from the securities prior to their delivery.
There can be no assurance that a security purchased on a when issued basis will be issued or that a security purchased or sold on a delayed delivery basis will be delivered. When a Portfolio engages in when-issued or delayed delivery transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Portfolio’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
The purchase of securities in this type of transaction increases an overall investment exposure and involves a risk of loss if the value of the securities declines prior to settlement. If deemed advisable as a matter of investment strategy, the securities may be disposed of or the transaction renegotiated after it has been entered into, and the securities sold before those securities are delivered on the settlement date.
OTHER RISKS
Cyber Security Issues: The Voya family of funds, and their service providers, may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting a Portfolio or its service providers may adversely impact the Portfolio. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Portfolio’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Portfolio to regulatory fines or financial losses and/or cause reputational damage. A Portfolio may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Portfolio may invest, which could result in material adverse consequences for such issuers and may cause a Portfolio’s investment in such companies to lose value. In addition, substantial costs may be incurred in order to prevent any cyber-attacks in the future. While each Portfolio has established a business continuity plan in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, a Portfolio cannot control the cyber security plans and systems put in place by service providers to the Portfolio and issuers in which the Portfolio invests. A Portfolio and its shareholders could be negatively impacted as a result.
TEMPORARY DEFENSIVE STRATEGIES
When the Adviser or sub-adviser (if applicable) to a Portfolio anticipates unusual market, economic, political, or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized.
PORTFOLIO TURNOVER
A change in securities held in a Portfolio’s portfolio is known as portfolio turnover and may involve the payment by the Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs associated with the purchase or sale of securities.
Each Portfolio may sell a portfolio investment soon after its acquisition if the Adviser or Sub-Adviser believes that such a disposition is consistent with the Portfolio’s investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. Portfolio turnover rate for a fiscal year is the percentage determined by dividing (i) the lesser of the cost of purchases or sales of portfolio securities by (ii) the monthly average of the value of portfolio securities owned by the Portfolio during the fiscal year. Securities with maturities at acquisition of one year or less are excluded from this calculation. A Portfolio cannot accurately predict its turnover rate; however, the rate will be higher when the Portfolio finds it necessary or desirable to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events.
A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and transaction costs which are ultimately borne by a Portfolio’s shareholders. High portfolio turnover may result in the realization of substantial capital gains.
Each Portfolio’s historical turnover rates are included in the Financial Highlights tables in the Prospectus.
To the extent each Portfolio invests in affiliated Underlying Funds, the discussion above relating to investment decisions made by the Adviser or the Sub-Adviser with respect to each Portfolio also includes investment decisions made by an Adviser or a Sub-Adviser with respect to those Underlying Funds.
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Voya Global  Equity Portfolio’s portfolio turnover rate decreased from 101% in 2016 to 60% in 2017 as the Portfolio experienced what the Sub-Adviser believes to be the Portfolio’s normal turnover rate following the higher turnover rate in 2016 stemming from a change to the Portfolio’s principal investment strategies.
FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT RESTRICTIONS
Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such percentage limitation or standard will be determined immediately after and as a result of the Portfolio’s acquisition of such security or other asset, except in the case of borrowing (or other activities that may be deemed to result in the issuance of a “senior security” under the 1940 Act). Accordingly, any subsequent change in value, net assets or other circumstances will not be considered when determining whether the investment complies with the Portfolio’s investment policies and limitations.
Unless otherwise stated, if a Portfolio’s holdings of illiquid securities exceeds 15% of its net assets because of changes in the value of the Portfolio’s investments, the Portfolio will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Portfolio.
Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which a Portfolio has valued them. Such securities include, but are not limited to, fixed time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(a)(2) of the 1933 Act, or securities otherwise subject to restrictions on resale under the 1933 Act (“Restricted Securities”) shall not be deemed illiquid solely by reason of being unregistered.
The Adviser or Sub-Adviser determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.
FUNDAMENTAL INVESTMENT RESTRICTIONS
Each Portfolio has adopted the following investment restrictions as fundamental policies which means they cannot be changed without the approval of the holders of a “majority” of the Portfolio’s outstanding voting securities, as that term is defined in the 1940 Act. The term “majority” is defined in the 1940 Act as the lesser of: (i) 67% or more of the Portfolio’s voting securities present at a meeting of shareholders at which the holders of more than 50% of the outstanding voting securities of the Portfolio are present in person or represented by proxy; or (ii) more than 50% of the Portfolio’s outstanding voting securities.
Voya Balanced Portfolio, Voya Government Money Market Portfolio, Voya Growth and Income Portfolio, Voya Intermediate Bond Portfolio, Voya Index Plus LargeCap Portfolio, Voya Index Plus MidCap Portfolio, Voya Index Plus SmallCap Portfolio and Voya Small Company Portfolio
As a matter of fundamental policy, a Portfolio may not:
1.	purchase securities of any issuer if, as a result, with respect to 75% of a Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or a Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit a Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other registered management investment companies;
2.	purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities, or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more registered management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by a Portfolio; and (iii) with respect to, Voya Government Money Market Portfolio, this restriction will not limit the Portfolio’s investments in certificates of deposit, fixed-time deposits, bankers acceptances and other short-term instruments issued by banks that are otherwise eligible investments for the Portfolio under the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;
3.	make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio;
4.	issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by a Portfolio;
5.	purchase or sell real estate, except that a Portfolio may: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by a Portfolio as a result of the ownership of securities;
6.	purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts;
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7.	borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by a Portfolio; and
8.	underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit a Portfolio’s ability to invest in securities issued by other registered management investment companies.
With respect to fundamental policy number (2)(iii), the reference to certain instruments issued by banks refers to “domestic banks.”
Voya Global Equity Portfolio
As a matter of fundamental policy the Portfolio may not:
1.	purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit a Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other registered management investment companies;
2.	purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio, and further provided, that the Portfolio will concentrate to approximately the same extent that its underlying index or indices concentrates in the stock of any particular industry or industries;
3.	borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;
4.	make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio;
5.	underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;
6.	purchase or sell real estate, except that the Portfolio may: (a) acquire or lease office space for its own use; (b) invest in securities of issuers that invest in real estate or interests therein; (c) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (d) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;
7.	issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or
8.	purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.
NON-FUNDAMENTAL INVESTMENT RESTRICTIONS
The Board has adopted the following non-fundamental investment restrictions, which may be changed by a vote of each Portfolio’s Board and without shareholder vote.
Each Portfolio (except Voya Government Money Market Portfolio)
A Portfolio will not:
1.	except for Voya Balanced Portfolio, make short sales of securities, other than short sales “against the box,” or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of each Portfolio as described in this SAI and in the Prospectuses;
2.	except for Voya Balanced Portfolio and Voya Intermediate Bond Portfolio, invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof);
3.	invest in companies for the purpose of exercising control or management;
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4.	purchase interests in oil, gas or other mineral exploration programs; however, this limitation will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other materials;
5.	invest more than 15% (10% for Voya Index Plus LargeCap Portfolio, Voya Index Plus MidCap Portfolio, and Voya Index Plus SmallCap Portfolio) of its net assets in illiquid securities. Illiquid securities are securities that cannot be sold or disposed of promptly within seven days in the ordinary course of business at approximately the value ascribed to it by a Portfolio. Such securities include, but are not limited to, fixed-time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule144A, or securities offered pursuant to Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. The Adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors;
6.	invest more than 15% (10% for Voya Index Plus LargeCap Portfolio, Voya Index Plus MidCap Portfolio, and Voya Index Plus SmallCap Portfolio) of the total of its assets in high-yield bonds (securities rated below BBB- by Standard & Poor’s Ratings Services (“S&P”) or Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, considered by the Adviser or Sub-Advisers to be of comparable quality). This non-fundamental investment restriction does not apply to Voya Balanced Portfolio and Voya Intermediate Bond Portfolio;
7.	except for Voya Balanced Portfolio and Voya Intermediate Bond Portfolio, may not invest in foreign debt securities for purposes other than temporary and defensive or cash management and only when such are of high quality and short duration;
8.	invest more than 15% of its net assets in synthetic convertible securities and such securities must be rated A or higher by Moody’s or S&P;
9.	except for Voya Intermediate Bond Portfolio, other than for temporary and defensive or cash management purposes, may not invest more than 10% of its net assets in securities of supranational agencies.
Voya Government Money Market Portfolio:
The Portfolio may not invest in companies for the purpose of exercising control or management.
NON-FUNDAMENTAL INVESTMENT POLICIES
Voya Intermediate Bond Portfolio
The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of bonds, including but not limited to corporate, government and mortgage bonds, which, at the time of purchase, are rated investment-grade (for example, rated at least BBB- by Standard & Poor’s Rating Services or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated. An underlying fund’s investment in bonds or its investments in derivatives and synthetic instruments that have economic characteristics similar to the above investments, and the Portfolio’s investment in derivatives and synthetic instruments that have economic characteristics similar to the above investments may be counted toward satisfaction of the 80% policy.
INDUSTRY CLASSIFICATIONS
For purposes of determining compliance with a Portfolio’s concentration policy, the Adviser or Sub-Adviser may use any reasonable industry classification system. The Adviser or Sub-Adviser may change its industry classification system from time to time if it concludes that the change is necessary or appropriate. With respect to each Portfolio, Voya IM currently uses the Bloomberg Barclays Global Classification Scheme for debt instruments and Global Industry Classification Standards for equity investments.
DISCLOSURE OF each Portfolio’s PORTFOLIO SECURITIES
Each Portfolio is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with each Portfolio’s annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.
In addition, each Portfolio (except Voya Government Money Market Portfolio) posts its portfolio holdings schedule on Voya’s website on a calendar-quarter basis and makes it available 30 calendar days following the end of the previous calendar quarter or as soon thereafter as practicable. The portfolio holdings schedule is as of the last day of the previous calendar quarter. Voya Government Money Market Portfolio will post a full list of its portfolio holdings on Voya’s website as of the last business day of the previous month, along with any items required by Rule 2a-7 under the 1940 Act no later than 5 business days following the end of the previous calendar month. The information will be available on the website for a period of not less than six months. The portfolio holdings schedule is as of the last day of the previous calendar month-end.
Each Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date. Each Portfolio may also file information on portfolio holdings with the SEC or other regulatory authority as required by applicable law.
Each Portfolio also compiles a list of its ten largest (“Top Ten”) holdings and/or its Top Ten largest issuers. This information is made available on Voya’s website 10 calendar days following the end of the previous calendar month, or as soon thereafter as practicable. The Top Ten holdings and/or issuer information shall be as of the last day of the previous calendar month.
Investors (both individual and institutional), financial intermediaries that distribute each Portfolio’s shares, and most third parties may receive each Portfolio’s annual or semi-annual shareholder reports, or view them on Voya’s website, along with each Portfolio’s portfolio holdings schedule.
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The Top Ten list is also provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products, variable annuity contracts and other retirement plans.
Other than in regulatory filings or on Voya’s website, each Portfolio may provide its complete portfolio holdings to certain unaffiliated third parties and affiliates when a Portfolio has a legitimate business purpose for doing so. Unless otherwise noted below, each Portfolio’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, a Portfolio’s disclosure of its portfolio holdings may include disclosure:
•	to a Portfolio’s independent registered public accounting firm, named herein, for use in providing audit opinions, as well as to the independent registered public accounting firm of an entity affiliated with the Adviser if the Portfolio is consolidated into the financial results of the affiliated entity;
•	to financial printers for the purpose of preparing Portfolio regulatory filings;
•	for the purpose of due diligence regarding a merger or acquisition involving a Portfolio;
•	to a new adviser or sub-adviser or a transition manager prior to the commencement of its management of a Portfolio;
•	to rating and ranking agencies such as Bloomberg L.P., Morningstar, Inc., Lipper Leaders Rating System, and S&P (such agencies may receive more raw data from a Portfolio than is posted on a Portfolio’s website);
•	to consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in a Portfolio;
•	to service providers, on a daily basis, in connection with their providing services benefiting a Portfolio including, but not limited to, the provision of custodial and transfer agency services, the provision of analytics for securities lending oversight and reporting, and proxy voting or class action service providers;
•	to a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolio shareholders;
•	to certain wrap fee programs, on a weekly basis, on the first business day following the previous calendar week; or
•	to a third party who acts as a “consultant” and supplies the consultant’s analysis of holdings (but not actual holdings) to the consultant’s clients (including sponsors of retirement plans or their consultants) or who provides regular analysis of Portfolio portfolios. The types, frequency and timing of disclosure to such parties vary depending upon information requested.
In all instances of such disclosure, the receiving party is subject to a duty or obligation of confidentiality, including a duty not to trade on such information.
In addition to the situations discussed above, disclosure of a Portfolio's complete portfolio holdings on a more frequent basis to any unaffiliated third party or affiliates may be permitted if approved by the Chief Legal Officer of the Adviser or the Chief Compliance Officer of the Funds (each an “Authorized Party”) pursuant to the Board's procedures. In each such case, the Authorized Party would determine whether the proposed disclosure of a Portfolio's complete portfolio holdings is for a legitimate business interest; whether such disclosure is in the best interest of Portfolio shareholders; whether such disclosure will create any conflicts between the interests of a Portfolio's shareholders, on the one hand, and those of the Portfolio's Adviser, Principal Underwriter or any affiliated person of a Portfolio, its Adviser, or its Principal Underwriter, on the other; and the third party must execute an agreement setting forth its duty of confidentiality with regards to the portfolio holdings, including a duty not to trade on such information. An Authorized Party would report to the Board regarding the implementation of these procedures.
The Board has authorized the senior officers of the Adviser or its affiliates to authorize the release of a Portfolio’s portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with these policies and procedures. The Adviser or its affiliates report quarterly to the Board regarding the implementation of these policies and procedures.
Each Portfolio has the following ongoing arrangements with certain third parties to provide the Portfolio’s full portfolio holdings:
Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
The Bank of New York Mellon (all Funds except Voya Floating Rate Fund, Voya Prime Rate Trust, and Voya Senior Income Fund)	Custodian for the Voya family of funds Credit Approval Process for the Voya family of funds line of credit	As requested	None
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Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
State Street Bank and Trust Company (Voya Floating Rate Fund, Voya Prime Rate Trust, and Voya Senior Income Fund only)	Custodian for the Voya family of funds Credit Approval Process for the Voya family of funds line of credit	As requested	None
Fidessa corporation (Voya Floating Rate Fund, Voya Prime Rate Trust, and Voya Senior Income Fund only)	Compliance	Daily	None
Institutional Shareholder Services Inc.	Proxy Voting Services	Daily	None
Institutional Shareholder Services Inc.	Class Action Services	Monthly	10 days
Charles River Development (all Funds except Voya Floating Rate Fund, Voya Prime Rate Trust, and Voya Senior Income Fund)	Compliance	Daily	None
Albridge Analytics, an indirect wholly-owned subsidiary of The Bank of New York Mellon	Provision of Analytics for Oversight and Reporting of Securities Lending	Daily	None
Ropes & Gray LLP	Legal Counsel to the Voya family of funds	As needed	None
K&L Gates LLP	Legal Counsel to the Independent Directors/Trustees	As needed	None
DRRT	Foreign Class Action Services	As requested	None
SS&C Technologies, Inc. (Voya CBRE Global Infrastructure Fund and Voya CBRE Long/Short Fund)	Back Office Reconciliation	Daily	None
Pershing, LLC (Voya CBRE Long/Short Fund)	In Connection with the Prime Brokerage Agreement	Daily	None
State Street Bank and Trust Company (Voya Floating Rate Fund, Voya Prime Rate Trust, Voya Senior Income Fund, and Voya Strategic Income Opportunities Fund)	Loan Processing	Daily	None
BasisCode Compliance LLC	Compliance	As needed	None
KPMG LLP	Independent Registered Public Accounting Firm for the Voya family of funds	As needed	None
Confluence Technologies, Inc.	Financial Statement Software Company	As needed	None
Donnelley Financial Solutions	Regulatory Filings	As needed	None
Toppan Vite (New York) Inc.	Regulatory Filings	As needed	None
Merrill Corporation	Regulatory Filings	As needed	None
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MANAGEMENT OF each Company/Trust
The business and affairs of each Company/Trust are managed under the direction of each Company/Trust’s Board according to the applicable laws of the State of Maryland.
The Board governs each Portfolio and is responsible for protecting the interests of shareholders. The Directors/Trustees are experienced executives who oversee each Portfolio’s activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio’s performance.
Set forth in the table below is information about each Director/Trustee of each Portfolio.
Name, Address and Age	Position(s) Held with each Company/Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Fund Complex Overseen by Directors/Trustees[2]	Other Board Positions Held by Directors/Trustees
Independent Directors/Trustees
Colleen D. Baldwin 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 57	Director/Trustee	May 2013 – Present	President, Glantuam Partners, LLC, a business consulting firm (January 2009 – Present).	151	DSM/Dentaquest, Boston MA (February 2014 – Present).
John V. Boyer 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 64	Chairperson Director/Trustee	January 2014 – Present May 2013 – Present	President and Chief Executive Officer, Bechtler Arts Foundation, an arts and education foundation (January 2008 – Present).	151	None.
Patricia W. Chadwick 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 69	Director/Trustee	May 2013 – Present	Consultant and President, Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy (January 2000 – Present).	151	Wisconsin Energy Corporation (June 2006 – Present); The Royce Funds (23 funds) (December 2009 – Present); and AMICA Mutual Insurance Company (1992 – Present).
Martin J. Gavin 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 68	Director/Trustee	August 2015 – Present	Retired. Formerly, President and Chief Executive Officer, Connecticut Children’s Medical Center (May 2006 – November 2015).	151	None.
Russell H. Jones 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 73	Director/Trustee	December 2007 – Present	Retired.	151	None.
Patrick W. Kenny 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 75	Director/Trustee	May 2013 – Present	Retired.	151	Assured Guaranty Ltd. (April 2004 – Present).
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Name, Address and Age	Position(s) Held with each Company/Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Fund Complex Overseen by Directors/Trustees[2]	Other Board Positions Held by Directors/Trustees
Joseph E. Obermeyer 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 60	Director/Trustee	January 2003 – Present	President, Obermeyer & Associates, Inc., a provider of financial and economic consulting services (November 1999 – Present).	151	None.
Sheryl K. Pressler 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 67	Director/Trustee	May 2013 – Present	Consultant (May 2001 – Present).	151	None.
Christopher P. Sullivan 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 64	Director/Trustee	October 2015 – Present	Retired.	151	None.
Roger B. Vincent 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 72	Director/Trustee	May 2013 – Present	Retired.	151	None.
Director/Trustee who is an “Interested Person”
Shaun P. Mathews[3] 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 62	Director/Trustee	December 2007 – Present	President and Chief Executive Officer, Voya Investments, LLC (December 2006 – March 2018). Senior Managing Director, Head of the Client Group, Voya Investment Management (March 2006 – April 2018)	151	Voya Capital Corporation, LLC and Voya Investments Distributor, LLC, (December 2005 – April 2018); Voya Funds Services, LLC, Voya Investments, LLC and Voya Investment Management (March 2006 – March 2018); and Voya Investment Trust Co. (April 2009 – March 2018).
1	Directors/Trustees serve until their successors are duly elected and qualified. The tenure of each Director/Trustee who is not an “interested person” as defined in the 1940 Act, of each Portfolio (as defined below, “Independent Director/Trustee”) is subject to the Board’s retirement policy, which states that each duly elected or appointed Independent Director/Trustee shall retire from and cease to be a member of the Board of Directors/Trustees at the close of business on December 31 of the calendar year in which the Independent Director/Trustee attains the age of 75. A majority vote of the Board’s other Independent Directors/Trustees may extend the retirement date of an Independent Director/Trustee if the retirement would trigger a requirement to hold a meeting of shareholders of each Company/Trust under applicable law, whether for the purposes of appointing a successor to the Independent Director/Trustee or otherwise complying under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer required (as determined by a vote of a majority of the other Independent Directors/Trustees).
2	For the purposes of this table, “Fund Complex” means the Voya family of funds, including the following investment companies: Voya Asia Pacific High Dividend Equity Income Fund; Voya Balanced Portfolio, Inc.; Voya Emerging Markets High Dividend Equity Fund; Voya Equity Trust; Voya Funds Trust; Voya Global Advantage and Premium Opportunity Fund; Voya Global Equity Dividend and Premium Opportunity Fund; Voya Government Money Market Portfolio; Voya Infrastructure, Industrials and Materials Fund; Voya Intermediate Bond Portfolio; Voya International High Dividend Equity Income Fund; Voya Investors Trust; Voya Mutual Funds; Voya Natural Resources Equity Income Fund; Voya Partners, Inc.; Voya Prime Rate Trust; Voya Senior Income Fund; Voya Separate Portfolios Trust; Voya Series Fund, Inc.; Voya Strategic Allocation Portfolios, Inc.; Voya Variable Funds; Voya Variable Insurance Trust; Voya Variable Portfolios, Inc.; and Voya Variable Products Trust. The number of funds in the Fund Complex is as of March 31, 2018.
3	Mr. Mathews is deemed to be an “interested person” of each Company/Trust, as defined in the 1940 Act, because of his current affiliation with any of the Voya funds, Voya Financial, Inc. or Voya Financial, Inc.’s affiliates.
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Information Regarding Officers of each Company/Trust
Set forth in the table below is information for each Officer of each Company/Trust.
Name, Address and Age	Position(s) Held with each Company/Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years
Michael Bell One Orange Way Windsor, CT 06095 Age: 49	Chief Executive Officer	March 2018 - Present	Chief Executive Officer, Voya Investments, LLC (March 2018 – Present); Chief Financial Officer, Voya Investment Management (September 2014 – Present). Formerly, Senior Vice President, Chief Financial Officer, and Treasurer, Voya Investments, LLC (November 2015 – March 2018); Chief Financial Officer and Chief Accounting Officer, Hartford Investment Management (September 2003 – September 2014).
Dina Santoro 230 Park Avenue New York, NY 10169 Age: 44	President	March 2018 - Present	President, Voya Investments, LLC (March 2018 – Present); Managing Director, Head of Product and Marketing Strategy, Voya Investment Management (September 2017 – Present). Formerly, Managing Director, Quantitative Management Associates, LLC (January 20014 – August 2017).
Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 67	Chief Investment Risk Officer Executive Vice President	May 2013 - Present March 2002 - Present	Executive Vice President, Voya Investments, LLC (July 2000 – Present) and Chief Investment Risk Officer, Voya Investments, LLC (January 2003 – Present).
Jim Fink 5780 Powers Ferry Rd. NW Atlanta, GA 30327 Age: 60	Executive Vice President	March 2018 - Present	Managing Director, Voya Investments, LLC (March 2018 – Present); Chief Administrative Officer, Voya Investment Management (September 2017 – Present). Formerly, Managing Director, Operations, Voya Investment Management (March 1999 – September 2017).
Kevin M. Gleason 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 51	Chief Compliance Officer	February 2012 - Present	Senior Vice President, Voya Investment Management and Chief Compliance Officer, Voya Family of Funds (February 2012- Present).
Todd Modic 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 50	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 - Present	Senior Vice President, Voya Investments, LLC and Voya Funds Services, LLC (April 2005 – Present).
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Name, Address and Age	Position(s) Held with each Company/Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years
Kimberly A. Anderson 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 53	Senior Vice President	December 2003 - Present	Senior Vice President, Voya Investments, LLC (September 2003 – Present).
Robert Terris 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 47	Senior Vice President	June 2006 - Present	Senior Vice President, Head of Division Operations, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (March 2006 – Present).
Fred Bedoya 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 45	Vice President and Treasurer	September 2012 - Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (July 2012 – Present).
Maria M. Anderson 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 59	Vice President	September 2004 - Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (September 2004 – Present).
Lauren D. Bensinger 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 64	Vice President	March 2003 - Present	Vice President, Voya Funds Services, LLC (February 1996 – Present) and Voya Investments, LLC (October 2004 – Present); Vice President and Anti-Money Laundering Officer, Voya Investments Distributor, LLC (April 2010 – Present). Anti-Money Laundering Compliance Officer, Voya Financial, Inc. (January 2013 – Present); and Anti-Money Laundering Officer, Voya Investment Management Trust Co. (October 2012 – Present).
Sara Donaldson 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 58	Vice President	September 2014 - Present	Vice President, Voya Investments, LLC (October 2015 – Present). Formerly, Vice President, Voya Funds Services, LLC (April 2014 – October 2015). Formerly, Director, Compliance, AXA Rosenberg Global Services, LLC (September 1997 – March 2014).
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Name, Address and Age	Position(s) Held with each Company/Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years
Micheline S. Faver 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 40	Vice President	September 2016 - Present	Vice President, Head of Fund Compliance, Chief Compliance Officer for Voya Investments, LLC (June 2016 – Present). Formerly, Chief Compliance Officer, Directed Services LLC (June 2016 – December 2017); Vice President Mutual Fund Compliance (March 2014 – June 2016); Assistant Vice President, Mutual Fund Compliance (May 2013 – March 2014); Assistant Vice President, Senior Project Manager (May 2008 – May 2013).
Robyn L. Ichilov 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 50	Vice President	March 2002 - Present	Vice President, Voya Funds Services, LLC (November 1995 – Present) and Voya Investments, LLC (August 1997 – Present).
Jason Kadavy 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 42	Vice President	September 2012 - Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (July 2007 – Present).
Andrew K. Schlueter 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 42	Vice President	March 2018 - Present	Vice President, Voya Investments, LLC (March 2018 – Present); Vice President, Head of Mutual Fund Operations, Voya Investment Management (February 2018 – Present). Formerly, Vice President, Voya Investment Management (March 2014 – February 2018); Assistant Vice President, Voya Investment Management (March 2011 – March 2014).
Kimberly K. Springer 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 60	Vice President	March 2006 - Present	Vice President – Mutual Fund Product Development, Voya Investments, LLC (July 2012 – Present); Vice President, Voya Family of Funds (March 2010 – Present) and Vice President, Voya Funds Services, LLC (March 2006 - Present).
Craig Wheeler 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 49	Vice President	May 2013 - Present	Vice President – Director of Tax, Voya Investments, LLC (October 2015 – Present). Formerly, Vice President – Director of Tax, Voya Funds Services, LLC (March 2013 – October 2015). Formerly, Assistant Vice President – Director of Tax, Voya Funds Services, LLC (March 2008 – February 2013).
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Name, Address and Age	Position(s) Held with each Company/Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years
Huey P. Falgout, Jr. 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 54	Secretary	May 2013 - Present	Senior Vice President and Chief Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2010 – Present).
Paul A. Caldarelli 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 66	Assistant Secretary	August 2010 - Present	Vice President and Senior Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2010 – Present).
Theresa K. Kelety 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 55	Assistant Secretary	May 2013 - Present	Vice President and Senior Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2010 – Present).
1	The Officers hold office until the next annual meeting of the Board of Directors/Trustees and until their successors shall have been elected and qualified.
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The Board of Directors/Trustees
Each Company/Trust and each Portfolio are governed by the Board, which oversees each Company/Trust’s business and affairs. The Board delegates the day-to-day management of each Company/Trust and each Portfolio to each Company/Trust’s Officers and to various service providers that have been contractually retained to provide such day-to-day services. The Voya entities that render services to each Company/Trust and each Portfolio do so pursuant to contracts that have been approved by the Board. The Directors/Trustees are experienced executives who, among other duties, oversee each Company/Trust’s activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio’s investment performance.
The Board Leadership Structure and Related Matters
The Board is comprised of eleven (11) members, ten (10) of whom are independent or disinterested persons, which means that they are not “interested persons” of each Portfolio as defined in Section 2(a)(19) of the 1940 Act (“Independent Directors/Trustees”).
Each Company/Trust is one of 24 registered investment companies (with a total of approximately 151 separate series) in the Voya family of funds and all of the Directors/Trustees serve as members of, as applicable, each investment company’s Board of Directors or Board of Trustees. The Board employs substantially the same leadership structure with respect to each of these investment companies.
One of the Independent Directors/Trustees, currently John V. Boyer, serves as the Chairperson of the Board of each Company/Trust. The responsibilities of the Chairperson of the Board include: coordinating with management in the preparation of agendas for Board meetings; presiding at Board meetings; between Board meetings, serving as a primary liaison with other Directors/Trustees, officers of each Company/Trust, management personnel, and legal counsel to the Independent Directors/Trustees; and such other duties as the Board periodically may determine. Mr. Boyer does not hold a position with any firm that is a sponsor of each Company/Trust. The designation of an individual as the Chairperson does not impose on such Independent Director/Trustee any duties, obligations or liabilities greater than the duties, obligations or liabilities imposed on such person as a member of the Board, generally.
The Board performs many of its oversight and other activities through the committee structure described below in the “Board Committees” section. Each Committee operates pursuant to a written Charter approved by the Board. The Board currently conducts regular meetings eight (8) times a year. Six (6) of these regular meetings consist of sessions held over a three-day period, and two (2) of these meetings consist of a one-day session. In addition, during the course of a year, the Board and many of its Committees typically hold special meetings by telephone or in person to discuss specific matters that require action prior to the next regular meeting. The Independent Directors/Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.
The Board believes that its committee structure is an effective means of empowering the Directors/Trustees to perform their fiduciary and other duties. For example, the Board’s committee structure facilitates, as appropriate, the ability of individual Board members to receive detailed presentations on topics under their review and to develop increased familiarity with respect to such topics and with key personnel at relevant service providers. At least annually, with guidance from its Nominating and Governance Committee, the Board analyzes whether there are potential means to enhance the efficiency and effectiveness of the Board’s operations.
Board Committees
Audit Committee. The Board has established an Audit Committee whose functions include, among other things: (i) meeting with the independent registered public accounting firm of each Company/Trust to review the scope of each Company/Trust’s audit, each Company/Trust’s financial statements and accounting controls; (ii) meeting with management concerning these matters, internal audit activities and other matters; and (iii) overseeing the implementation of the Voya funds’ valuation procedures and the fair value determinations made with respect to securities held by the Voya funds for which market value quotations are not readily available. The Audit Committee currently consists of five (5) Independent Directors/Trustees. The following Directors/Trustees currently serve as members of the Audit Committee: Ms. Baldwin and Messrs. Gavin, Kenny, Obermeyer, and Vincent. Mr. Gavin currently serves as the Chairperson of the Audit Committee. All Committee members have been designated as Audit Committee Financial Experts under the Sarbanes-Oxley Act of 2002. The Audit Committee currently meets regularly five (5) times per year, and may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Audit Committee held five (5) meetings during the fiscal year ended December 31, 2017.
Compliance Committee. The Board has established a Compliance Committee for the purpose of, among other things: (i) providing oversight with respect to compliance by the funds in the Voya family of funds and their service providers with applicable laws, regulations, and internal policies and procedures affecting the operations of the funds; (ii) receiving reports of evidence of possible material violations of applicable U.S. federal or state securities laws and breaches of fiduciary duty arising under U.S. federal or state laws; (iii) coordinating activities between the Board and the Chief Compliance Officer (“CCO”) of the funds; (iv) facilitating information flow among Board members and the CCO between Board meetings; (v) working with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; (vi) making recommendations regarding the role, performance and oversight of the CCO; (vii) overseeing the cybersecurity practices of the funds and their key service providers; (viii) overseeing management’s administration of proxy voting; and (ix) overseeing the effectiveness of brokerage usage by each Company/Trust’s advisers or sub-advisers, as applicable, and compliance with regulations regarding the allocation of brokerage for services.
The Compliance Committee currently consists of five (5) Independent Directors/Trustees: Mses. Chadwick and Pressler, and Messrs. Boyer, Jones, and Sullivan. Mr. Jones currently serves as the Chairperson of the Compliance Committee. The Compliance Committee currently meets regularly four (4) times per year, and may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Compliance Committee held four (4) meetings during the fiscal year ended December 31, 2017.
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Contracts Committee. The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the Voya funds (including each Portfolio). The responsibilities of the Contracts Committee include, among other things: (i) identifying the scope and format of information to be provided by service providers in connection with applicable contract approvals or renewals; (ii) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Directors/Trustees; (iii) evaluating regulatory and other developments that might have an impact on applicable approval and renewal processes; (iv) reporting to the Directors/Trustees its recommendations and decisions regarding the foregoing matters; (v) assisting in the preparation of a written record of the factors considered by Directors/Trustees relating to the approval and renewal of advisory and sub-advisory agreements; (vi) recommending to the Board specific steps to be taken by it regarding the contracts approval and renewal process, including, for example, proposed schedules of meetings of the Directors/Trustees; and (vii) otherwise providing assistance in connection with Board decisions to renew, reject, or modify agreements or plans.
The Contracts Committee currently consists of all ten (10) of the Independent Directors/Trustees of the Board. Ms. Pressler currently serves as the Chairperson of the Contracts Committee. It is expected that the Contracts Committee will meet regularly six (6) times per year and may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Contracts Committee held six (6) meetings during the fiscal year ended December 31, 2017.
Investment Review Committees. The Board has established, for all of the funds under its direction, the following three Investment Review Committees (each an “IRC” and collectively the “IRCs”): (i) the Joint Investment Review Committee (“Joint IRC”); (ii) the Investment Review Committee E (formerly known as the Domestic Equity Funds Investment Review Committee) (“IRC E”); and (iii) the Investment Review Committee F (formerly known as the International/Balanced/Fixed Income Funds Investment Review Committee) (“IRC F”). The funds are allocated among IRCs periodically by the Board as the Board deems appropriate to balance the workloads of the IRCs and to have similar types of funds or funds with the same investment sub-adviser or the same portfolio management team assigned to the same IRC. Each IRC performs the following functions, among other things: (i) monitoring the investment performance of the funds in the Voya family of funds that are assigned to that Committee; and (ii) making recommendations to the Board with respect to investment management activities performed by the advisers and/or sub-advisers on behalf of such Voya funds, and reviewing and making recommendations regarding proposals by management to retain new or additional sub-advisers for these Voya funds. Each Portfolio is monitored by the IRCs, as indicated below. Each committee is described below.
Portfolio	Joint IRC	IRC E	IRC F
Voya Balanced Portfolio	X
Voya Global Equity Portfolio		X
Voya Government Money Market Portfolio			X
Voya Growth and Income Portfolio		X
Voya Index Plus LargeCap Portfolio		X
Voya Index Plus MidCap Portfolio		X
Voya Index Plus SmallCap Portfolio		X
Voya Intermediate Bond Portfolio			X
Voya Small Company Portfolio		X
The Joint IRC currently consists of ten (10) Independent Directors/Trustees. Ms. Chadwick currently serves as the Chairperson of the Joint IRC. The Joint IRC currently meets regularly six (6) times per year. The Joint IRC held six (6) meetings during the fiscal year ended December 31, 2017.
The IRC E currently consists of five (5) Independent Directors/Trustees. The following Directors/Trustees serve as members of the IRC E: Mses. Baldwin and Pressler, and Messrs. Jones, Obermeyer, and Vincent. Ms. Baldwin currently serves as the Chairperson of the IRC E. The IRC E currently meets regularly six (6) times per year. The IRC E held six (6) meetings during the fiscal year ended December 31, 2017.
The IRC F currently consists of five (5) Independent Directors/Trustees. The following Directors/Trustees serve as members of the IRC F: Ms. Chadwick and Messrs. Boyer, Gavin, Kenny, and Sullivan. Mr. Sullivan currently serves as the Chairperson of the IRC F. The IRC F currently meets regularly six (6) times per year. The IRC F held six (6) meetings during the fiscal year ended December 31, 2017.
Nominating and Governance Committee. The Board has established a Nominating and Governance Committee for the purpose of, among other things: (i) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Director/Trustee vacancies on the Board; (ii) reviewing workload and capabilities of Independent Directors/Trustees and recommending changes to the size or composition of the Board, as necessary; (iii) monitoring regulatory developments and recommending modifications to the Committee’s responsibilities; (iv) considering and, if appropriate, recommending the creation of additional committees or changes to Director/Trustee policies and procedures based on rule changes and “best practices” in corporate governance; (v) conducting an annual review of the membership and chairpersons of all Board committees and of practices relating to such membership and chairpersons; (vi) undertaking a periodic study of compensation paid to independent board members of investment companies and making recommendations for any
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compensation changes for the Independent Directors/Trustees; (vii) overseeing the Board’s annual self-evaluation process; (viii) developing (with assistance from management) an annual meeting calendar for the Board and its committees; (ix) overseeing actions to facilitate attendance by Independent Directors/Trustees at relevant educational seminars and similar programs; and (x) overseeing insurance arrangements for the funds.
In evaluating potential candidates to fill Independent Director/Trustee vacancies on the Board, the Nominating and Governance Committee will consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee will consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews nominees that it identifies as potential candidates. A shareholder nominee for Director/Trustee should be submitted in writing to each Company/Trust’s Secretary at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034. Any such shareholder nomination should include at least the following information as to each individual proposed for nomination as Director/Trustee: such person’s written consent to be named in a proxy statement as a nominee (if nominated) and to serve as a Director/Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Directors/Trustees, or is otherwise required, in each case under applicable federal securities laws, rules, and regulations, including such information as the Board may reasonably deem necessary to satisfy its oversight and due diligence duties.
The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely in connection with a shareholder meeting to elect Directors/Trustees, any such submission must be delivered to each Company/Trust’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by each Company/Trust with the SEC.
The Nominating and Governance Committee currently consists of six (6) Independent Directors/Trustees. The following Directors/Trustees serve as members of the Nominating and Governance Committee: Mses. Baldwin and Chadwick, and Messrs. Boyer, Jones, Kenny, and Obermeyer. Mr. Obermeyer currently serves as the Chairperson of the Nominating and Governance Committee. The Nominating and Governance Committee typically meets three (3) times per year and on an as-needed basis. The Nominating and Governance Committee held three (3) meetings during the fiscal year ended December 31, 2017.
The Board’s Risk Oversight Role
The day-to-day management of various risks relating to the administration and operation of each Company/Trust and each Portfolio is the responsibility of management and other service providers retained by the Board or by management, most of whom employ professional personnel who have risk management responsibilities. The Board oversees this risk management function consistent with and as part of its oversight duties. The Board performs this risk management oversight function directly and, with respect to various matters, through its committees. The following description provides an overview of many, but not all, aspects of the Board’s oversight of risk management for each Portfolio. In this connection, the Board has been advised that it is not practicable to identify all of the risks that may impact each Portfolio or to develop procedures or controls that are designed to eliminate all such risk exposures, and that applicable securities law regulations do not contemplate that all such risks be identified and addressed.
The Board, working with management personnel and other service providers, has endeavored to identify the primary risks that confront each Portfolio. In general, these risks include, among others: (i) investment risks; (ii) credit risks; (iii) liquidity risks; (iv) valuation risks; (v) operational risks; (vi) reputational risks; (vii) regulatory risks; (viii) risks related to potential legislative changes; (ix) the risk of conflicts of interest affecting Voya affiliates in managing each Portfolio; and (x) cybersecurity risks. The Board has adopted and periodically reviews various policies and procedures that are designed to address these and other risks confronting each Portfolio. In addition, many service providers to each Portfolio have adopted their own policies, procedures, and controls designed to address particular risks to each Portfolio. The Board and persons retained to render advice and service to the Board periodically review and/or monitor changes to, and developments relating to, the effectiveness of these policies and procedures.
The Board oversees risk management activities in part through receipt and review by the Board or its committees of regular and special reports, presentations and other information from Officers of each Company/Trust, including the CCOs for each Company/Trust and the Adviser and each Company/Trust’s Chief Investment Risk Officer (“CIRO”), and from other service providers. For example, management personnel and the other persons make regular reports and presentations to: (i) the Compliance Committee regarding compliance with regulatory requirements and oversight of cybersecurity practices by each Portfolio and key service providers; (ii) the IRCs regarding investment activities and strategies that may pose particular risks; (iii) the Audit Committee with respect to financial reporting controls and internal audit activities; (iv) the Nominating and Governance Committee regarding corporate governance and best practice developments; and (v) the Contracts Committee regarding regulatory and related developments that might impact the retention of service providers to each Company/Trust. The CIRO oversees an Investment Risk Department (“IRD”) that provides an independent source of analysis and research for Board members in connection with their oversight of the investment process and performance of portfolio managers. Among its other duties, the IRD seeks to identify and, where practicable, measure the investment risks being taken by each Portfolio’s portfolio managers. Although the IRD works closely with management of each Company/Trust in performing its duties, the CIRO is directly accountable to, and maintains an ongoing dialogue with, the Independent Directors/Trustees.
Qualifications of the Directors/Trustees
The Board believes that each of its Directors/Trustees is qualified to serve as a Director/Trustee of each Company/Trust based on its review of the experience, qualifications, attributes, and skills of each Director/Trustee. The Board bases this conclusion on its consideration of various criteria, no one of which is controlling. Among others, the Board has considered the following factors with respect to each
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Director/Trustee: strong character and high integrity; an ability to review, evaluate, analyze, and discuss information provided; the ability to exercise effective business judgment in protecting shareholder interests while taking into account different points of views; a background in financial, investment, accounting, business, regulatory, or other skills that would be relevant to the performance of a Director's/Trustee's duties; the ability and willingness to commit the time necessary to perform his or her duties; and the ability to work in a collegial manner with other Board members. Each Director's/Trustee's ability to perform his or her duties effectively is evidenced by his or her: experience in the investment management business; related consulting experience; other professional experience; experience serving on the boards of directors/trustees of other public companies; educational background and professional training; prior experience serving on the Board, as well as the boards of other investment companies in the Voya family of funds and/or of other investment companies; and experience as attendees or participants in conferences and seminars that are focused on investment company matters and/or duties that are specific to board members of registered investment companies.
Information indicating certain of the specific experience and qualifications of each Director/Trustee relevant to the Board’s belief that the Director/Trustee should serve in this capacity is provided in the table above that provides information about each Director/Trustee. That table includes, for each Director/Trustee, positions held with each Company/Trust, the length of such service, principal occupations during the past five (5) years, the number of series within the Voya family of funds for which the Director/Trustee serves as a Board member, and certain directorships held during the past five (5) years. Set forth below are certain additional specific experiences, qualifications, attributes, or skills that the Board believes support a conclusion that each Director/Trustee should serve as a Board member in light of each Company/Trust’s business and structure.
Independent Directors/Trustees
Colleen D. Baldwin has been a Director/Trustee of each Company/Trust since May 21, 2013 and a board member of other investment companies in the Voya family of funds since 2007. She also has served as the Chairperson of each Company/Trust’s IRC E since January 23, 2014 and, prior to that, as the Chairperson of each Company/Trust’s Nominating and Governance Committee since May 21, 2013 with respect to each Company/Trust and for other funds in the Voya family of funds since 2009. Ms. Baldwin is currently an Independent Board Director of DSM/Dentaquest and is currently the Chairperson of its Audit Committee and a member of its Finance/Investment Review Committee. Ms. Baldwin has been President of Glantuam Partners, LLC, a business consulting firm, since 2009. Prior to that, she served in senior positions at the following financial services firms: Chief Operating Officer for Ivy Asset Management, Inc. (2002-2004), a hedge fund manager; Chief Operating Officer and Head of Global Business and Product Development for AIG Global Investment Group (1995-2002), a global investment management firm; Senior Vice President at Bankers Trust Company (1994-1995); and Senior Managing Director at J.P. Morgan & Company (1987-1994). Ms. Baldwin began her career in 1981 at AT&T/Bell Labs as a systems analyst. Ms. Baldwin holds a B.S. from Fordham University and an M.B.A. from Pace University.
John V. Boyer has been a Director/Trustee of each Company/Trust since May 21, 2013 and a board member of other investment companies in the Voya family of funds since 1997. He also has served as the Chairperson of each Company/Trust’s Board of Directors/Trustees since January 22, 2014 and, prior to that, as the Chairperson of each Company/Trust’s IRC F since May 21, 2013 with respect to each Company/Trust and for other funds in the Voya family of funds since 2006. Prior to that, he served as the Chairperson of the Compliance Committee for other funds in the Voya family of funds. Since 2008, Mr. Boyer has been President and CEO of the Bechtler Arts Foundation for which, among his other duties, Mr. Boyer oversees all fiduciary aspects of the Foundation and assists in the oversight of the Foundation’s endowment fund. Previously, he served as President and Chief Executive Officer of the Franklin and Eleanor Roosevelt Institute (2006-2007) and as Executive Director of The Mark Twain House & Museum (1989-2006) where he was responsible for overseeing business operations, including endowment funds. He also served as a board member of certain predecessor mutual funds of the Voya family of funds (1997-2005). Mr. Boyer holds a B.A. from the University of California, Santa Barbara and an M.F.A. from Princeton University.
Patricia W. Chadwick has been a Director/Trustee of each Company/Trust since May 21, 2013 and a board member of other investment companies in the Voya family of funds since 2006. She also has served as the Chairperson of each Company/Trust’s Joint IRC since January 1, 2018 and, prior to that, as the Chairperson of each Company/Trust’s IRC F since January 23, 2014 with respect to each Company/Trust and for other funds in the Voya family of funds since 2007. Since 2000, Ms. Chadwick has been the Founder and President of Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy. She also is a director of The Royce Funds (since 2009), Wisconsin Energy Corp. (since 2006), and AMICA Mutual Insurance Company (since 1992). Previously, she served in senior roles at several major financial services firms where her duties included the management of corporate pension funds, endowments, and foundations, as well as management responsibilities for an asset management business. Ms. Chadwick holds a B.A. from Boston University and is a Chartered Financial Analyst.
Martin J. Gavin has been a Director/Trustee of each Company/Trust since August 1, 2015. He also has served as the Chairperson of each Company/Trust’s Audit Committee since January 1, 2018. Mr. Gavin previously served as a Director/Trustee of each Company/Trust from 2011 until September 12, 2013, and as a board member of other investment companies in the Voya family of funds from 2009 until 2010 and from May 21, 2013 until September 12, 2013. Mr. Gavin was the President and Chief Executive Officer of the Connecticut Children’s Medical Center from 2006 to 2015. Prior to his position at Connecticut Children’s Medical Center, Mr. Gavin worked in the insurance and investment industries for more than 27 years. Mr. Gavin served in several senior executive positions with The Phoenix Companies during a 16 year period, including as President of Phoenix Trust Operations, Executive Vice President and Chief Financial Officer of Phoenix Duff & Phelps, a publicly-traded investment management company, and Senior Vice President of Investment Operations at Phoenix Home Life. Mr. Gavin holds a B.A. from the University of Connecticut.
Russell H. Jones has been a Director/Trustee of each Company/Trust and a board member of other investment companies in the Voya family of funds since December 2007. He also has served as the Chairperson of each Company/Trust’s Compliance Committee since January 23, 2014, and, prior to that, as the Chairperson of each Company/Trust’s Compliance Committee from April 1, 2010 to May 21,
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2013. From 1973 until his retirement in 2008, Mr. Jones served in various positions at Kaman Corporation, an aerospace and industrial distribution manufacturer, including Senior Vice President, Chief Investment Officer and Treasurer, Principal Investor Relations Officer, Principal Public Relations Officer and Corporate Parent Treasurer. Mr. Jones served as an Independent Director and Chair of the Contracts Committee for CIGNA Mutual Funds from 1995 until 2005. Mr. Jones also served as President of the Hartford Area Business Economists from 1986 until 1987. Mr. Jones holds a B.A. from the University of Connecticut and an M.A. from the Hartford Seminary.
Patrick W. Kenny has been a Director/Trustee of each Company/Trust since May 21, 2013 and a board member of other investment companies in the Voya family of funds since 2002. He previously served as the Chairperson of each Company/Trust’s Nominating and Governance Committee from January 23, 2014 to December 31, 2017. He previously served as President and Chief Executive Officer (2001-2009) of the International Insurance Society (insurance trade association), Executive Vice President (1998-2001) of Frontier Insurance Group (property and casualty insurance company), Senior Vice President (1995-1998) of SS&C Technologies (software and technology company), Chief Financial Officer (1988-1994) of Aetna Life & Casualty Company (multi-line insurance company), and as Partner (until 1988) of KPMG LLP (accounting firm). Mr. Kenny currently serves (since 2004) on the board of directors of Assured Guaranty Ltd. (provider of financial guaranty insurance) and previously served on the boards of Odyssey Re Holdings Corporation (multi-line reinsurance company) (2006-2009) and of certain predecessor mutual funds of the Voya family of funds (2002-2005). Mr. Kenny holds a B.B.A. from the University of Notre Dame and an M.A. from the University of Missouri and is a Certified Public Accountant.
Joseph E. Obermeyer has been a Director/Trustee of each Company/Trust and a board member of other investment companies in the Voya family of funds since 2003. He also has served as the Chairperson of each Company/Trust’s Nominating and Governance Committee since January 1, 2018 and, prior to that, as the Chairperson of the each Company/Trust’s Joint IRC since January 23, 2014. Mr. Obermeyer is the founder and President of Obermeyer & Associates, Inc., a provider of financial and economic consulting services since 1999. Prior to founding Obermeyer & Associates, Mr. Obermeyer had more than 15 years of experience in accounting, including serving as a Senior Manager at Arthur Andersen LLP from 1995 until 1999. Previously, Mr. Obermeyer served as a Senior Manager at Coopers & Lybrand LLP from 1993 until 1995, as a Manager at Price Waterhouse from 1988 until 1993, Second Vice President from 1985 until 1988 at Smith Barney, and as a consultant with Arthur Andersen & Co. from 1984 until 1985. Mr. Obermeyer holds a B.A. in Business Administration from the University of Cincinnati, an M.B.A. from Indiana University, and post graduate certificates from the University of Tilburg and INSEAD.
Sheryl K. Pressler has been a Director/Trustee of each Company/Trust since May 21, 2013 and a board member of other investment companies in the Voya family of funds since 2006. She also has served as the Chairperson of each Company/Trust’s Contracts Committee since May 21, 2013 and for other funds in the Voya family of funds since 2007. Ms. Pressler has served as a consultant on financial matters since 2001. Previously, she held various senior positions involving financial services, including as Chief Executive Officer (2000-2001) of Lend Lease Real Estate Investments, Inc. (real estate investment management and mortgage servicing firm), Chief Investment Officer (1994-2000) of California Public Employees’ Retirement System (state pension fund), Director of Stillwater Mining Company (May 2002 – May 2013), and Director of Retirement Funds Management (1981-1994) of McDonnell Douglas Corporation (aircraft manufacturer). Ms. Pressler holds a B.A. from Webster University and an M.B.A. from Washington University.
Christopher P. Sullivan has been a Director/Trustee of each Company/Trust since October 1, 2015. He also has served as the Chairperson of each Company/Trust’s IRC F since January 1, 2018. He retired from Fidelity Management & Research in October 2012, following three years as first the President of the Bond Group and then the Head of Institutional Fixed Income. Previously, Mr. Sullivan served as Managing Director and Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009) and prior to that, Senior Vice President at PIMCO (1997-2001). He currently serves as a Director of Rimrock Funds (since 2013), a fixed income hedge fund. He is also a Senior Advisor to Asset Grade (since 2013), a private wealth management firm, and serves as a Trustee of the Overlook Foundation, a foundation that supports Overlook Hospital in Summit, New Jersey. In addition to his undergraduate degree from the University of Chicago, Mr. Sullivan holds an M.A. degree from the University of California at Los Angeles and is a Chartered Financial Analyst.
Roger B. Vincent has been a Director/Trustee of each Company/Trust since May 21, 2013 and a board member of other investment companies in the Voya family of funds since 1994. He also has served as the Chairperson of the Board of Directors/Trustees since May 21, 2013 – January 21, 2014 with respect to each Company/Trust and for other funds in the Voya family of funds since 2007. Mr. Vincent retired as President of Springwell Corporation (a corporate finance firm) in 2011 where he had worked since 1989. He previously worked for 20 years at Bankers Trust Company where he was a Managing Director and a member of the bank’s senior executive partnership. He also previously served as a Director of UGI Corporation and UGI Utilities, Inc. (2006-2018), AmeriGas Partners, L.P. (1998-2006), Tatham Offshore, Inc. (1996-2000), and Petrolane, Inc. (1993-1995), and as a board member of certain predecessor funds of the Voya family of funds (1993-2002). Mr. Vincent is a member of the board of the Mutual Fund Directors Forum and a past Director of the National Association of Corporate Directors. Mr. Vincent holds a B.S. from Yale University and an M.B.A. from Harvard University.
Interested Director/Trustee
Shaun P. Mathews has been a Director/Trustee of each Company/Trust and a board member of other investment companies in the Voya family of funds since 2007. He also was President and Chief Executive Officer of Voya Investments, LLC (2006 to March 2018). Mr. Mathews previously served as President of Voya Mutual Funds and Investment Products (2004-2006) and several other senior management positions in various aspects of the financial services business.
Director/Trustee Ownership of Securities
In order to further align the interests of the Independent Directors/Trustees with shareholders, it is the policy of the Board for Independent Directors/Trustees to own, beneficially, shares of one or more funds in the Voya family of funds at all times (“Ownership Policy”). For this purpose, beneficial ownership of shares of a Voya fund include, in addition to direct ownership of Voya fund shares, ownership of a variable
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contract whose proceeds are invested in a Voya fund within the Voya family of funds, as well as deferred compensation payments under the Board’s deferred compensation arrangements pursuant to which the future value of such payments is based on the notional value of designated funds within the Voya family of funds.
The Ownership Policy requires the initial value of investments in the Voya family of funds that are directly or indirectly owned by the Directors/Trustees to equal or exceed the annual retainer fee for Board services (excluding any annual retainers for service as chairpersons of the Board or its committees or as members of committees), as such retainer shall be adjusted from time to time.
The Ownership Policy provides that existing Directors/Trustees shall have a reasonable amount of time from the date of any recent or future increase in the minimum ownership requirements in order to satisfy the minimum share ownership requirements. In addition, the Ownership Policy provides that a new Director/Trustee shall satisfy the minimum share ownership requirements within a reasonable amount of time of becoming a Director/Trustee. For purposes of the Ownership Policy, a reasonable period of time will be deemed to be, as applicable, no more than three years after a Director/Trustee has assumed that position with the Voya family of funds or no more than one year after an increase in the minimum share ownership requirement due to changes in annual Board retainer fees. A decline in value of any fund investments will not cause a Director/Trustee to have to make any additional investments under this Policy.
Investment in mutual funds of the Voya family of funds by the Directors/Trustees pursuant to this Ownership Policy is subject to: (i) policies, applied by the mutual funds of the Voya family of funds to other similar investors, that are designed to prevent inappropriate market timing trading practices; and (ii) any provisions of the Code of Ethics for the Voya family of funds that otherwise apply to the Directors/Trustees.
Directors'/Trustees' Portfolio Equity Ownership Positions
The following table sets forth information regarding each Director's/Trustee's beneficial ownership of equity securities of each Portfolio and the aggregate holdings of shares of equity securities of all the funds in the Voya family of funds for the calendar year ended December 31, 2017.
Portfolio	Dollar Range of Equity Securities in each Portfolio as of December 31, 2017
	Colleen D. Baldwin	John V. Boyer	Patricia W. Chadwick	Martin J. Gavin	Russell H. Jones
Voya Balanced Portfolio	None	None	None	None	None
Voya Global Equity Portfolio	None	None	None	None	None
Voya Government Money Market Portfolio	None	None	None	None	None
Voya Growth and Income Portfolio	None	None	None	None	None
Voya Index Plus LargeCap Portfolio	None	None	None	None	None
Voya Index Plus MidCap Portfolio	None	None	None	None	None
Voya Index Plus SmallCap Portfolio	None	None	None	None	None
Voya Intermediate Bond Portfolio	None	None	None	None	None
Voya Small Company Portfolio	None	None	None	None	None
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director/Trustee in the Voya family of funds	Over $100,000[1]	Over $100,000 Over $100,000[1]	Over $100,000	Over $100,000[1]	Over $100,000[1]

Portfolio	Dollar Range of Equity Securities in each Portfolio as of December 31, 2017
	Patrick W. Kenny	Shaun P. Mathews	Joseph E. Obermeyer	Sheryl K. Pressler	Christopher P. Sullivan	Roger B. Vincent
Voya Balanced Portfolio	None	None	None	None	None	None
Voya Global Equity Portfolio	None	None	None	None	None	None
Voya Government Money Market Portfolio	None	None	None	None	None	None
Voya Growth and Income Portfolio	None	$1-$10,000	None	None	None	None
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Portfolio	Dollar Range of Equity Securities in each Portfolio as of December 31, 2017
	Patrick W. Kenny	Shaun P. Mathews	Joseph E. Obermeyer	Sheryl K. Pressler	Christopher P. Sullivan	Roger B. Vincent
Voya Index Plus LargeCap Portfolio	None	None	None	None	None	None
Voya Index Plus MidCap Portfolio	None	None	None	None	None	None
Voya Index Plus SmallCap Portfolio	None	None	None	None	None	None
Voya Intermediate Bond Portfolio	None	$1-$10,000	None	None	None	None
Voya Small Company Portfolio	None	None	None	None	None	None
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director/Trustee in the Voya family of funds	Over $100,000 Over $100,000[1]	Over $100,000 Over $100,000[1]	Over $100,000[1]	Over $100,000[1]	Over $100,000	Over $100,000 Over $100,000[1]
1	Includes the value of shares in which a Director/Trustee has an indirect interest through a deferred compensation plan and/or a 401(K) plan.
Independent Director/Trustee Ownership of Securities of the Adviser, Underwriter, and their Affiliates
The following table sets forth information regarding each Independent Director's/Trustee's (and his/her immediate family members) share ownership, beneficially or of record, in securities of each Portfolio’s Adviser or Principal Underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Adviser or Principal Underwriter of each Portfolio (not including registered investment companies) as of December 31, 2017.
Name of Director/Trustee	Name of Owners and Relationship to Director/Trustee	Company	Title of Class	Value of Securities	Percentage of Class
Colleen D. Baldwin	N/A	N/A	N/A	N/A	N/A
John V. Boyer	N/A	N/A	N/A	N/A	N/A
Patricia W. Chadwick	N/A	N/A	N/A	N/A	N/A
Martin J. Gavin	N/A	N/A	N/A	N/A	N/A
Russell H. Jones	N/A	N/A	N/A	N/A	N/A
Patrick W. Kenny	N/A	N/A	N/A	N/A	N/A
Joseph Obermeyer	N/A	N/A	N/A	N/A	N/A
Sheryl K. Pressler	N/A	N/A	N/A	N/A	N/A
Christopher P. Sullivan	N/A	N/A	N/A	N/A	N/A
Roger B. Vincent	N/A	N/A	N/A	N/A	N/A
Director/Trustee Compensation
Each Director/Trustee is reimbursed for reasonable expenses incurred in connection with each meeting of the Board or any of its Committee meetings attended. Each Independent Director/Trustee is compensated for his or her services, on a quarterly basis, according to a fee schedule adopted by the Board. The Board may from time to time designate other meetings as subject to compensation.
Each Portfolio pays each Director/Trustee who is not an interested person of the Portfolio his or her pro rata share, as described below, of: (i) an annual retainer of $250,000; (ii) Mr. Boyer, as the Chairperson of the Board, receives an additional annual retainer of $100,000; (iii) Mses. Baldwin, Chadwick, and Pressler and Messrs. Gavin, Jones, Obermeyer, and Sullivan as the Chairpersons of Committees of the Board, each receive an additional annual retainer of $30,000, $30,000, $65,000, $30,000, $30,000, $30,000, and $30,000, respectively; (iv) $10,000 per attendance at any of the regularly scheduled meetings (four (4) quarterly meetings, two (2) auxiliary meetings, and two (2) annual contract review meetings); and (v) out-of-pocket expenses. The Board at its discretion may from time to time designate other special meetings as subject to an attendance fee in the amount of $5,000 for in-person meetings and $2,500 for special telephonic meetings.
The pro rata share paid by each Portfolio is based on each Portfolio’s average net assets as a percentage of the average net assets of all the funds managed by the Adviser or its affiliate for which the Directors/Trustees serve in common as Directors/Trustees.
Compensation Table
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The following table sets forth information provided by each Portfolio’s Adviser regarding compensation of Directors/Trustees by each Portfolio and other funds managed by the Adviser and its affiliates for the fiscal year ended December 31, 2017. Officers of each Company/Trust and Directors/Trustees who are interested persons of each Company/Trust do not receive any compensation from each Company/Trust or any other funds managed by the Adviser or its affiliates.
Portfolio	Aggregate Compensation
	Colleen D. Baldwin	John V. Boyer	Patricia W. Chadwick	Peter S. Drotch[1]	Martin J. Gavin
Voya Balanced Portfolio	$1,509.79	$1,803.60	$1,509.79	$1,509.79	$1,383.87
Voya Global Equity Portfolio	$2,501.40	$2,988.08	$2,501.40	$2,501.40	$2,292.82
Voya Government Money Market Portfolio	$1,659.18	$1,982.72	$1,659.18	$1,659.18	$1,520.51
Voya Growth and Income Portfolio	$12,317.48	$14,715.34	$12,317.48	$12,317.48	$11,289.83
Voya Index Plus LargeCap Portfolio	$2,893.63	$3,456.11	$2,893.63	$2,893.63	$2,652.57
Voya Index Plus MidCap Portfolio	$2,324.08	$2,777.06	$2,324.08	$2,324.08	$2,129.95
Voya Index Plus SmallCap Portfolio	$1,104.29	$1,319.48	$1,104.29	$1,104.29	$1,012.07
Voya Intermediate Bond Portfolio	$15,033.73	$17,961.95	$15,033.73	$15,033.73	$13,778.78
Voya Small Company Portfolio	$2,521.81	$3,011.48	$2,521.81	$2,521.81	$2,311.96
Pension or Retirement Benefits Accrued as Part of Fund Expenses	N/A	N/A	N/A	N/A	N/A
Estimated Annual Benefits Upon Retirement	N/A	N/A	N/A	N/A	N/A
Total Compensation from the Portfolio and the Voya family of funds Paid to Directors/Trustees	$360,000.00[2]	$430,000.00[2]	$360,000.00	$360,000.00	$330,000.00[2]

Portfolio	Aggregate Compensation
	Russell H. Jones	Patrick W. Kenny	Joseph E. Obermeyer	Sheryl K. Pressler	Christopher P. Sullivan	Roger B. Vincent
Voya Balanced Portfolio	$1,509.79	$1,509.79	$1,509.79	$1,656.70	$1,383.87	$1,383.87
Voya Global Equity Portfolio	$2,501.40	$2,501.40	$2,501.40	$2,744.74	$2,292.82	$2,292.82
Voya Government Money Market Portfolio	$1,659.18	$1,659.18	$1,659.18	$1,820.95	$1,520.51	$1,520.51
Voya Growth and Income Portfolio	$12,317.48	$12,317.48	$12,317.48	$13,516.41	$11,289.83	$11,289.83
Voya Index Plus LargeCap Portfolio	$2,893.63	$2,893.63	$2,893.63	$3,174.87	$2,652.57	$2,652.57
Voya Index Plus MidCap Portfolio	$2,324.08	$2,324.08	$2,324.08	$2,550.57	$2,129.95	$2,129.95
Voya Index Plus SmallCap Portfolio	$1,104.29	$1,104.29	$1,104.29	$1,211.88	$1,012.07	$1,012.07
Voya Intermediate Bond Portfolio	$15,033.73	$15,033.73	$15,033.73	$16,497.84	$13,778.78	$13,778.78
Voya Small Company Portfolio	$2,521.81	$2,521.81	$2,521.81	$2,766.65	$2,311.96	$2,311.96
Pension or Retirement Benefits Accrued as Part of Fund Expenses	N/A	N/A	N/A	N/A	N/A	N/A
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Portfolio	Aggregate Compensation
	Russell H. Jones	Patrick W. Kenny	Joseph E. Obermeyer	Sheryl K. Pressler	Christopher P. Sullivan	Roger B. Vincent
Estimated Annual Benefits Upon Retirement	N/A	N/A	N/A	N/A	N/A	N/A
Total Compensation from the Portfolio and the Voya family of funds Paid to Directors/Trustees	$360,000.00[2]	$360,000.00[2]	$360,000.00[2]	$395,000.00[2]	$330,000.00	$330,000.00
1	Mr. Drotch retired as a Director/Trustee effective December 31, 2017.
2	During the fiscal year ended December 31, 2017, Ms. Baldwin, Mr. Boyer, Mr. Gavin, Mr. Jones, Mr. Kenny, Mr. Obermeyer, and Ms. Pressler deferred $50,000.00, $20,000.00, $165,000.00, $160,000.00, $90,000.00, $36,000.00, and $48,000.00, respectively, of their compensation from the Voya family of funds.
CODE OF ETHICS
Each Portfolio, the Adviser, the Sub-Adviser, and the Distributor have adopted a code of ethics (“Code of Ethics”) governing personal trading activities of all Directors/Trustees, Officers of each Company/Trust and persons who, in connection with their regular functions, play a role in the recommendation of or obtain information pertaining to any purchase or sale of a security by each Portfolio. The Code of Ethics is intended to prohibit fraud against a Portfolio that may arise from the personal trading of securities that may be purchased or held by that Portfolio or of the Portfolio’s shares. The Code of Ethics prohibits short-term trading of a Portfolio’s shares by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however, such persons are generally required to pre-clear all security transactions with each Portfolio’s Adviser or its affiliates and to report all transactions on a regular basis.
PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS
Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may have a significant impact on matters submitted to a shareholder vote.
Shares of each Portfolio are owned by: insurance companies as depositors of Separate Accounts which are used to fund Variable Contracts; Qualified Plans; investment advisers and their affiliates in connection with the creation or management of each Portfolio; and certain other investment companies.
The following may be deemed control persons of certain Portfolios:
Voya Insurance and Annuity Company, an Iowa corporation, is an indirect, wholly-owned subsidiary of Voya Financial, Inc.
Voya Retirement Insurance and Annuity Company, a Connecticut corporation, is an indirect, wholly-owned subsidiary of Voya Financial, Inc.
Director/Trustee and Officer Holdings
As of April 6, 2018, the Directors/Trustees and officers of each Company/Trust as a group owned less than 1% of any class of each Portfolio’s outstanding shares.
Principal Shareholders
As of April 6, 2018, to the best knowledge of management, no person owned beneficially or of-record 5% or more of the outstanding shares of any class of a Portfolio or 5% or more of the outstanding shares of a Portfolio addressed herein, except as set forth in the table below. Each Company/Trust has no knowledge as to whether all or any portion of shares owned of-record are also owned beneficially.
Name of Portfolio	Class	Name and Address	Percentage of Class	Percentage of Portfolio
Voya Balanced Portfolio	Class I	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 1 Orange Way B3N Windsor, CT 06095	88.19%	87.57%
Voya Balanced Portfolio	Class S	Voya Insurance and Annuity Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	86.06%	0.68%
Voya Balanced Portfolio	Class S	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 1 Orange Way B3N Windsor, CT 06095	9.84%	87.57%
Voya Global Equity Portfolio	Class ADV	Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095	99.85%	3.54%
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Name of Portfolio	Class	Name and Address	Percentage of Class	Percentage of Portfolio
Voya Global Equity Portfolio	Class I	Reliastar Life Insurance Co. FBO Select Life 1 Rte 5106 PO Box 20 Minneapolis, MN 55440-0020	9.19%	3.86%
Voya Global Equity Portfolio	Class I	Reliastar Life Insurance Co. FBO SVUL I Attn: Jill Barth Conveyor TN41 1 Orange Way Windsor, CT 06095	7.31%	3.86%
Voya Global Equity Portfolio	Class I	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 1 Orange Way B3N Windsor, CT 06095	73.79%	21.68%
Voya Global Equity Portfolio	Class I	Security Life Insurance of Denver A VUL Rte 5106 PO Box 20 Minneapolis, MN 55440-0020	9.37%	2.19%
Voya Global Equity Portfolio	Class S	Voya Insurance and Annuity Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	90.11%	66.48%
Voya Global Equity Portfolio	Class S	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 1 Orange Way B3N Windsor, CT 06095	6.51%	21.68%
Voya Global Equity Portfolio	Class S2	Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095	100.00%	3.54%
Voya Global Equity Portfolio	Class T	Voya Insurance and Annuity Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	90.62%	66.48%
Voya Global Equity Portfolio	Class T	Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095	8.38%	3.54%
Voya Government Money Market Portfolio	Class I	Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095	7.28%	7.28%
Voya Government Money Market Portfolio	Class I	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 1 Orange Way B3N Windsor, CT 06095	90.35%	90.35%
Voya Government Money Market Portfolio	Class S	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 1 Orange Way B3N Windsor, CT 06095	100.00%	90.35%
Voya Growth and Income Portfolio	Class ADV	Voya Insurance and Annuity Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	91.23%	41.29%
Voya Growth and Income Portfolio	Class ADV	Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095	5.65%	2.08%
Voya Growth and Income Portfolio	Class I	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TS 31 1 Orange Way B3N Windsor, CT 06095	92.52%	52.10%
Voya Growth and Income Portfolio	Class S	Voya Insurance and Annuity Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	89.76%	41.29%
Voya Growth and Income Portfolio	Class S	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 1 Orange Way B3N Windsor, CT 06095	7.63%	52.10%
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Name of Portfolio	Class	Name and Address	Percentage of Class	Percentage of Portfolio
Voya Growth and Income Portfolio	Class S2	Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095	26.87%	2.08%
Voya Growth and Income Portfolio	Class S2	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 1 Orange Way B3N Windsor, CT 06095	73.13%	52.10%
Voya Index Plus LargeCap Portfolio	Class I	The Lincoln National Life Insurance 1300 S Clinton Street Mutual Fund Unit 6802 Fort Wayne, IN 46802-3506	5.80%	5.15%
Voya Index Plus LargeCap Portfolio	Class I	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 1 Orange Way B3N Windsor, CT 06095	75.36%	67.16%
Voya Index Plus LargeCap Portfolio	Class S	Voya Insurance and Annuity Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	94.40%	10.60%
Voya Index Plus MidCap Portfolio	Class I	Voya Retirement Insurance and Annuity Company Separate Account Investments 1 Orange Way B3N Windsor, CT 06095	91.84%	79.55%
Voya Index Plus MidCap Portfolio	Class S	Voya Insurance and Annuity Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	90.69%	12.48%
Voya Index Plus SmallCap Portfolio	Class I	Reliastar Life Insurance Co. FBO SVUL I Attn: Jill Barth Conveyor TN41 1 Orange Way Windsor, CT 06095	6.26%	4.88%
Voya Index Plus SmallCap Portfolio	Class I	Voya Retirement Insurance and Annuity Company Separate Account Investments 1 Orange Way B3N Windsor, CT 06095	89.36%	69.77%
Voya Index Plus SmallCap Portfolio	Class S	Voya Insurance and Annuity Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	92.01%	20.40%
Voya Index Plus SmallCap Portfolio	Class S	Reliastar Life Insurance Company 1 Orange Way Windsor, CT 06095	5.75%	1.31%
Voya Intermediate Bond Portfolio	Class ADV	Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095	97.27%	9.22%
Voya Intermediate Bond Portfolio	Class I	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 1 Orange Way B3N Windsor, CT 06095	83.52%	25.45%
Voya Intermediate Bond Portfolio	Class I	Security Life Insurance of Denver A VUL Rte 5106 PO Box 20 Minneapolis, MN 55440-0020	8.04%	2.20%
Voya Intermediate Bond Portfolio	Class S	Voya Insurance and Annuity Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	94.01%	60.44%
Voya Intermediate Bond Portfolio	Class S2	Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095	19.96%	9.22%
Voya Intermediate Bond Portfolio	Class S2	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 1 Orange Way B3N Windsor, CT 06095	80.04%	25.45%
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Name of Portfolio	Class	Name and Address	Percentage of Class	Percentage of Portfolio
Voya Small Company Portfolio	Class ADV	Voya Insurance and Annuity Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	5.51%	12.32%
Voya Small Company Portfolio	Class ADV	Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095	58.71%	7.69%
Voya Small Company Portfolio	Class ADV	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 1 Orange Way B3N Windsor, CT 06095	35.78%	49.88%
Voya Small Company Portfolio	Class I	Voya Solution 2035 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, STE 100 Scottsdale, AZ 85258	6.18%	5.12%
Voya Small Company Portfolio	Class I	Voya Solution 2045 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, STE 100 Scottsdale, AZ 85258	5.81%	4.81%
Voya Small Company Portfolio	Class I	Voya Solution Moderately Aggressive Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, STE 100 Scottsdale, AZ 85258	6.96%	5.77%
Voya Small Company Portfolio	Class I	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 1 Orange Way B3N Windsor, CT 06095	58.02%	49.88%
Voya Small Company Portfolio	Class R6	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 1 Orange Way B3N Windsor, CT 06095	98.90%	49.88%
Voya Small Company Portfolio	Class S	Voya Insurance and Annuity Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	81.78%	12.32%
Voya Small Company Portfolio	Class S	Security Life Insurance of Denver A VUL Rte 5106 PO Box 20 Minneapolis, MN 55440-0020	12.04%	1.81%
PROXY VOTING PROCEDURES AND GUIDELINES
The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to each Portfolio’s portfolio securities. The proxy voting procedures and guidelines delegate to the Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Adviser, the Board has also approved the Adviser’s proxy voting procedures, which require the Adviser to vote proxies in accordance with each Portfolio’s proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. In addition, the Compliance Committee oversees the implementation of each Portfolio’s proxy voting procedures and guidelines. A copy of the proxy voting procedures and guidelines of each Portfolio, including procedures of the Adviser, is attached hereto as Appendix B. No later than August 31st of each year, information regarding how each Portfolio voted proxies relating to portfolio securities for the one-year period ending June 30th is available online without charge at www.voyainvestments.com or by accessing the SEC’s EDGAR database at www.sec.gov.
ADVISER
The investment adviser for each Portfolio is Voya Investments, LLC. The Adviser, subject to the authority of the Board, has the overall responsibility for the management of each Portfolio’s portfolio.
The Adviser is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof). The Adviser is an indirect, wholly-owned subsidiary of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution with subsidiaries operating in the retirement, investment, and insurance industries.
Investment Management Agreement
The Adviser serves pursuant to an Investment Management Agreement between the Adviser and each Company/Trust on behalf of each Portfolio. Under the Investment Management Agreement, the Adviser oversees, subject to the authority of the Board, the provision of all investment advisory and portfolio management services for each Portfolio. In addition, the Adviser provides administrative services reasonably
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necessary as of January 1, 2015 for the ordinary operation of each Portfolio. The Adviser has delegated certain management responsibilities to one or more Sub-Advisers.
Investment Management Services
Among other things, the Adviser: (i) provides general investment advice and guidance with respect to each Portfolio and provides advice and guidance to each Portfolio’s Board; (ii) provides the Board with any periodic or special reviews or reporting it requests, including any reports regarding a Sub-Adviser and its investment performance; (iii) oversees management of each Portfolio’s investments and portfolio composition including supervising any Sub-Adviser with respect to the services that such Sub-Adviser provides; (iv) makes available its officers and employees to the Board and officers of each Company/Trust; (v) designates and compensates from its own resources such personnel as the Adviser may consider necessary or appropriate to the performance of its services hereunder; (vi) periodically monitors and evaluates the performance of any Sub-Adviser with respect to the investment objectives and policies of each Portfolio and performs periodic detailed analysis and review of the Sub-Adviser’s investment performance; (vii) reviews, considers and reports on any changes in the personnel of the Sub-Adviser responsible for performing the Sub-Adviser’s obligations or any changes in the ownership or senior management of the Sub-Adviser; (viii) performs periodic in-person or telephonic diligence meetings with the Sub-Adviser; (ix) assists the Board and management of each Portfolio in developing and reviewing information with respect to the initial and subsequent annual approval of the Sub-Advisory Agreement; (x) monitors the Sub-Adviser for compliance with the investment objective or objectives, policies and restrictions of each Portfolio, the 1940 Act, Subchapter M of the Code, and, if applicable, regulations under these provisions, and other applicable law; (xi) if appropriate, analyzes and recommends for consideration by the Board termination of a contract with a Sub-Adviser; (xii) identifies potential successors to or replacements of a Sub-Adviser or potential additional Sub-Adviser, performs appropriate due diligence, and develops and presents recommendations to the Board; and (xiii) is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of a Portfolio’s assets and the purchase and sale of portfolio securities for one or more Portfolios in the event that at any time no sub-adviser is engaged to manage the assets of such Portfolio.
In addition, the Adviser assists in managing and supervising all aspects of the general day-to-day business activities and operations of each Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance, and related services. The Adviser also reviews each Portfolio for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of each Portfolio.
Limitation of Liability
The Adviser is not subject to liability to each Portfolio for any act or omission in the course of, or in connection with, rendering services under the Investment Management Agreement, except by reason of willful misfeasance, bad faith, negligence, or reckless disregard of its obligations and duties under the Investment Management Agreement.
Continuation and Termination of the Investment Management Agreement
After an initial term of two years, the Investment Management Agreement continues in effect from year to year with respect to each Portfolio so long as such continuance is specifically approved at least annually by: (i) the Board of Directors/Trustees; or (ii) the vote of a “majority” of a Portfolio’s outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act); and provided that such continuance is also approved by a vote of at least a majority of the Independent Directors/Trustees who are not parties to the agreement by a vote cast in person at a meeting called for the purpose of voting on such approval.
The Investment Management Agreement may be terminated as to a particular Portfolio at any time without penalty by: (i) the vote of the Board; (ii) the vote of a majority of each Portfolio’s outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act) of that Portfolio; or (iii) the Adviser, on sixty (60) days’ prior written notice to the other party. The notice provided for herein may be waived by either party, as a single class, or upon notice given by the Adviser. The Investment Management Agreement will terminate automatically in the event of its “assignment” (as defined in Section 2(a)(4) of the 1940 Act).
Management Fees
The Adviser pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including executive salaries and expenses of the Directors/Trustees and officers of each Company/Trust who are employees of the Adviser or its affiliates, except the CCO and the CIRO. The Adviser pays the fees of the Sub-Adviser.
At a meeting held on March 12, 2015, the Board approved amending and restating the Investment Management Agreement so that, effective May 1, 2015, the terms of the Investment Management Agreement and a previously separate administration agreement were combined under a single Amended and Restated Investment Management Agreement with a single management fee.  The single management fee rate under the Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates and, under the Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged.
As compensation for its services, each Portfolio pays the Adviser, expressed as an annual rate, a fee equal to the following as a percentage of each Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The following table should be read in conjunction with the section below entitled “Management Fee Waivers.”
Portfolio	Annual Management Fee
Voya Balanced Portfolio	0.60% of the Portfolio’s average daily net assets.
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Portfolio	Annual Management Fee
Voya Global Equity Portfolio	0.56% on first $500 million of the Portfolio’s average daily net assets;
0.53% on the next $500 million of the Portfolio’s average daily net assets; and
0.51% of the Portfolio’s average daily net assets in excess of $1 billion.
Voya Government Money Market Portfolio	0.35% of the Portfolio’s average daily net assets.
Voya Growth and Income Portfolio	0.60% on first $5 billion of the Portfolio’s average daily net assets;
0.55% on next $5 billion of the Portfolio’s average daily net assets; and
0.525% of the Portfolio’s average daily net assets in excess of $10 billion.
Voya Index Plus LargeCap Portfolio	0.45% of the Portfolio’s average daily net assets.
Voya Index Plus MidCap Portfolio	0.50% of the Portfolio’s average daily net assets.
Voya Index Plus SmallCap Portfolio	0.50% of the Portfolio’s average daily net assets.
Voya Intermediate Bond Portfolio	0.50% on first $4 billion of the Portfolio’s average daily net assets;
0.48% on next $3 billion of the Portfolio’s average daily net assets; and
0.46% of the Portfolio’s average daily net assets in excess of $7 billion.
Voya Small Company Portfolio	0.85% of the Portfolio’s average daily net assets.
Management Fee Waivers
The Adviser is contractually obligated to waive 0.045% of the management fee on the first $5 billion of the Portfolio’s average daily net assets and 0.070% of the management fee on the Portfolio’s average daily net assets in excess of $5 billion for Voya Government Money Market Portfolio and Voya Growth and Income Portfolio through May 1, 2019. Termination or modification of this obligation requires approval by the Board.
Total Investment Management Fees Paid by each Portfolio
During the past three fiscal years, each Portfolio paid the following investment management fees to the Adviser or its affiliates.
Portfolio	December 31,
	2017	2016	2015
Voya Balanced Portfolio
Management Fee (Prior to May 1, 2015)	None	None	$843,412.67
Administrative Services Fee (Prior to May 1, 2015)	None	None	$168,681.00
Management Fee including Administrative Services (effective May 1, 2015)	$2,562,799.00	$2,563,545.00	$1,917,354.33
Voya Global Equity Portfolio
Management Fee (Prior to May 1, 2015)	None	None	$676,243.26
Administrative Services Fee (Prior to May 1, 2015)	None	None	$150,032.00
Management Fee including Administrative Services (effective May 1, 2015)	$3,911,859.00	$4,036,607.00	$2,987,612.74
Voya Government Money Market Portfolio
Management Fee (Prior to May 1, 2015)	None	None	$486,102.02
Administrative Services Fee (Prior to May 1, 2015)	None	None	$194,439.00
Management Fee including Administrative Services (effective May 1, 2015)	$1,625,384.00	$1,864,000.00	$1,334,904.98
Voya Growth and Income Portfolio
Management Fee (Prior to May 1, 2015)	None	None	$7,020,308.30
Administrative Services Fee (Prior to May 1, 2015)	None	None	$1,404,051.00
Management Fee including Administrative Services (effective May 1, 2015)	$20,983,733.00	$20,980,840.00	$15,782,459.70
Voya Index Plus LargeCap Portfolio
Management Fee (Prior to May 1, 2015)	None	None	$878,967.87
Administrative Services Fee (Prior to May 1, 2015)	None	None	$251,132.00
Management Fee including Administrative Services (effective May 1, 2015)	$3,723,177.00	$3,225,296.00	$2,151,368.13
Voya Index Plus MidCap Portfolio
Management Fee (Prior to May 1, 2015)	None	None	$926,195.65
Administrative Services Fee (Prior to May 1, 2015)	None	None	$231,547.00
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Portfolio	December 31,
Management Fee including Administrative Services (effective May 1, 2015)	$3,261,145.00	$3,102,083.00	$2,232,082.35
Voya Index Plus SmallCap Portfolio
Management Fee (Prior to May 1, 2015)	None	None	$416,816.06
Administrative Services Fee (Prior to May 1, 2015)	None	None	$104,203.00
Management Fee including Administrative Services (effective May 1, 2015)	$1,531,921.00	$1,419,638.00	$994,364.94
Voya Intermediate Bond Portfolio
Management Fee (Prior to May 1, 2015)	None	None	$6,134,247.52
Administrative Services Fee (Prior to May 1, 2015)	None	None	$1,545,046.00
Management Fee including Administrative Services (effective May 1, 2015)	$21,094,042.00	$23,572,949.00	$15,872,233.48
Voya Small Company Portfolio
Management Fee (Prior to May 1, 2015)	None	None	$1,578,743.17
Administrative Services Fee (Prior to May 1, 2015)	None	None	$210,498.00
Management Fee including Administrative Services (effective May 1, 2015)	$6,080,881.00	$5,141,807.00	$3,598,858.83
EXPENSES
Each Portfolio’s assets may decrease or increase during its fiscal year and each Portfolio’s operating expense ratios may correspondingly increase or decrease.
In addition to the management fee and other fees described previously, each Portfolio pays other expenses, such as legal, audit, transfer agency and custodian out-of-pocket fees, proxy solicitation costs, and the compensation of Directors/Trustees who are not affiliated with the Adviser.
Certain expenses of each Portfolio are generally allocated to each Portfolio, and each class of each Portfolio, in proportion to its pro rata average net assets, provided that expenses that are specific to a class of a Portfolio may be charged directly to that class in accordance with each Company/Trust’s Multiple Class Plan(s) pursuant to Rule 18f-3. However, any Rule 12b-1 Plan fees for each class of shares are charged proportionately only to the outstanding shares of that class.
Certain operating expenses shared by several Portfolios are generally allocated amongst those Portfolios based on average net assets.
EXPENSE LIMITATIONS
As described in the Prospectus, the Adviser, Distributor, and/or Sub-Adviser may have entered into one or more expense limitation agreements with each Portfolio pursuant to which they have agreed to waive or limit their fees. In connection with such an agreement, the Adviser, Distributor, or Sub-Adviser, as applicable, will assume expenses (excluding certain expenses as discussed below) so that the total annual ordinary operating expenses of a Portfolio do not exceed the amount specified in that Portfolio’s Prospectus.
Exclusions
Expense limitations do not extend to interest, taxes, other investment-related costs, leverage expenses (as defined below), extraordinary expenses such as litigation and expenses of the CCO and CIRO, other expenses not incurred in the ordinary course of each Portfolio’s business, and expenses of any counsel or other persons or services retained by the Independent Directors/Trustees. Leverage expenses shall mean fees, costs, and expenses incurred in connection with a Portfolio’s use of leverage (including, without limitation, expenses incurred by a Portfolio in creating, establishing, and maintaining leverage through borrowings or the issuance of preferred shares). Acquired Fund Fees and Expenses are not covered by any expense limitation agreement.
If an expense limitation is subject to recoupment (as indicated in the Prospectus), the Adviser, Distributor, or Sub-Adviser, as applicable, may recoup any expenses reimbursed within 36 months of the waiver or reimbursement if such recoupment can be achieved without exceeding the expense limit in effect at the time of the recoupment or at the time of the waiver or reimbursement. The Adviser, Distributor, or Sub-Adviser, as applicable, will only be reimbursed for the fees waived or expenses assumed after the effective date of the expense limitation.
NET FUND FEES WAIVED, REIMBURSED, OR RECOUPED
The table below shows the net fund expenses reimbursed, waived, and any recoupment, if applicable, by the Adviser, Administrator and Distributor for the last three fiscal years. Effective May 1, 2015, the Administrator no longer serves as administrator to each Portfolio.
Portfolio	December 31,
	2017	2016	2015
Voya Balanced Portfolio	($63,065.00)	($192,265.00)	($219,712.00)
Voya Global Equity Portfolio	(63,982.00)	($69,399.00)	($78,897.00)
Voya Government Money Market Portfolio	($209,036.00)	($245,462.00)	($917,499.00)
Voya Growth and Income Portfolio	($2,100,700.00)	($2,116,586.00)	($2,444,243.00)
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Portfolio	December 31,
Voya Index Plus LargeCap Portfolio	($119,199.00)	($322,527.00)	($328,153.00)
Voya Index Plus MidCap Portfolio	($100,413.00)	($279,186.00)	($305,091.00)
Voya Index Plus SmallCap Portfolio	($48,131.00)	($127,767.00)	($136,387.00)
Voya Intermediate Bond Portfolio	($639,585.00)	($2,144,295.00)	($2,159,236.00)
Voya Small Company Portfolio	($102,877.00)	($272,212.00)	($295,260.00)
SUB-ADVISER
The Adviser has engaged the services of one or more Sub-Advisers to provide sub-advisory services to each Portfolio and, pursuant to a Sub-Advisory Agreement, has delegated certain management responsibilities to a Sub-Adviser. The Adviser monitors and evaluates the performance of any Sub-Adviser.
A Sub-Adviser provides, subject to the supervision of the Board and the Adviser, a continuous investment program for each Portfolio and determines the composition of the assets of each Portfolio, including determination of the purchase, retention, or sale of the securities, cash and other investments for the Portfolio, in accordance with the Portfolio’s investment objectives, policies and restrictions and applicable laws and regulations.
Limitation of Liability
A Sub-Adviser is not subject to liability to a Portfolio for any act or omission in the course of, or in connection with, rendering services under the Sub-Advisory Agreement, except by reason of willful misfeasance, bad faith, negligence, or reckless disregard of its obligations and duties under the Sub-Advisory Agreement.
Continuation and Termination of the Sub-Advisory Agreement
After an initial term of two years, the Sub-Advisory Agreement continues in effect from year-to-year so long as such continuance is specifically approved at least annually by: (i) the Board; or (ii) the vote of a majority of the Portfolio’s outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act); provided, that the continuance is also approved by a majority of the Independent Directors/Trustees who are not parties to the agreement by a vote cast in person at a meeting called for the purpose of voting on such approval.
The Sub-Advisory Agreement may be terminated as to a particular Portfolio without penalty upon sixty (60) days’ written notice by: (i) the Board; (ii) the majority vote of the outstanding voting securities of the relevant Portfolio; (iii) the Adviser; or (iv) the Sub-Adviser upon 60-90 days’ written notice, depending on the terms of the Sub-Advisory Agreement. The Sub-Advisory Agreement terminates automatically in the event of its assignment or in the event of the termination of the Investment Management Agreement.
Sub-Advisory Fees
The Sub-Adviser receives compensation from the Adviser at the annual rate of a specified percentage of each Portfolio’s average daily net assets, as indicated below. The fee is accrued daily and paid monthly. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the Sub-Advisory Agreement.
Portfolio	Sub-Adviser	Annual Sub-Advisory Fee
Voya Balanced Portfolio	Voya Investment Management Co. LLC (“Voya IM”)	0.225% of the Portfolio’s average daily net assets.
Voya Global Equity Portfolio	Voya IM	0.21% of the Portfolio’s average daily net assets.
Voya Government Money Market Portfolio	Voya IM	0.113% of the Portfolio’s average daily net assets.
Voya Growth and Income Portfolio	Voya IM	0.225% on first $10 billion of the Portfolio’s average daily net assets;
0.203% on next $5 billion of the Portfolio’s average daily net assets; and
0.191% of the Portfolio’s average daily net assets in excess of $15 billion.
Voya Index Plus LargeCap Portfolio	Voya IM	0.158% of the Portfolio’s average daily net assets.
Voya Index Plus MidCap Portfolio	Voya IM	0.180% of the Portfolio’s average daily net assets.
Voya Index Plus SmallCap Portfolio	Voya IM	0.180% of the Portfolio’s average daily net assets.
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Portfolio	Sub-Adviser	Annual Sub-Advisory Fee
Voya Intermediate Bond Portfolio	Voya IM	0.180% of the Portfolio’s average daily net assets.
Voya Small Company Portfolio	Voya IM	0.338% of the Portfolio’s average daily net assets.
Total Sub-Advisory Fees Paid
The following table sets forth the sub-advisory fees paid by the Adviser for the last three fiscal years.
Portfolio	December 31,
	2017	2016	2015
Voya Balanced Portfolio	$961,047.29	$961,332.02	$1,098,542.49
Voya Global Equity Portfolio	$1,490,546.84	$1,539,978.85	$1,458,947.76
Voya Government Money Market Portfolio	$524,768.94	$601,808.14	$650,706.22
Voya Growth and Income Portfolio	$7,868,879.06	$7,867,835.50	$9,077,552.49
Voya Index Plus LargeCap Portfolio	$1,307,245.02	$1,132,435.59	$1,152,160.17
Voya Index Plus MidCap Portfolio	$1,174,014.62	$1,116,750.15	$1,220,339.78
Voya Index Plus SmallCap Portfolio	$551,492.80	$511,069.56	$545,539.24
Voya Intermediate Bond Portfolio	$7,610,281.81	$8,539,852.37	$8,531,864.91
Voya Small Company Portfolio	$2,418,041.80	$2,044,628.38	$2,140,696.24
Portfolio Management
Other Accounts Managed
The following table sets forth the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2017:
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Joseph Basset, CFA	5	$3,386,677,082	20[1]	$1,199,771,289	14	$2,185,465,236
Christopher F. Corapi	8	$14,122,169,712	21	$863,451,586	17	$4,435,564,823
Vincent Costa, CFA	15	$10,936,079,040	10	$1,480,441,569	6	$387,244,238
James Dorment, CFA	3	$5,731,955,821	8	$250,714,204	1	$115,053,552
Kristy Finnegan, CFA	3	$5,731,955,821	8	$250,714,204	1	$115,053,552
David Goodson	5	$9,797,159,048	2	$79,729,744	6	$827,085,018
James Hasso	5	$3,386,677,082	20[1]	$1,199,771,289	14	$2,185,465,236
Randall Parrish, CFA	6	$10,669,716,209	0	$0	17	$301,864,793
Barbara Reinhard, CFA	8	$7,645,744,820	0	$0	0	$0
Matthew Toms, CFA	11	$14,938,593,976	84	$6,941,728,707	70	$15,211,368,662
Steve Wetter	25	$18,497,802,722	2	$1,229,727,365	8	$891,581,869
Kai Yee Wong	23	$17,475,828,165	2	$121,390,101	6	$887,157,633
David S. Yealy	3	$1,467,139,194	0	$0	0	$0
James Ying, CFA	5	$1,896,321,527	2	$121,390,101	4	$259,446,843
Paul Zemsky, CFA	47	$16,615,605,011	89[2]	$2,662,296,962	0	$0
1	One of these accounts with total assets of $391,447,896 has a performance-based advisory fee.
2	Two of these accounts with total assets of $1,589,705,149 have performance-based advisory fees.
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Potential Material Conflicts of Interest
A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Portfolios. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs, and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager’s accounts.
A potential conflict of interest may arise as a result of the portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.
A portfolio manager may also manage accounts whose objectives and policies differ from those of the Portfolios. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while a Portfolio maintained its position in that security.
A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees – the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.
As part of its compliance program, Voya IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.
Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such as hedge funds, may allow extensive use of short sales which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. Voya IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.
Compensation
Compensation consists of: (i) a fixed base salary; (ii) a bonus, which is based on Voya IM performance, one-, three-, and five-year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks, peer universe performance, and revenue growth and net cash flow growth (changes in the accounts’ net assets not attributable to changes in the value of the accounts’ investments) of the accounts they are responsible for; and (iii) long-term equity awards tied to the performance of our parent company, Voya Financial, Inc. and/or a notional investment in a pre-defined set of Voya IM sub-advised funds.
Portfolio managers are also eligible to receive an annual cash incentive award delivered in some combination of cash and a deferred award in the form of Voya stock. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas.
The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis. These scorecards measure investment performance versus benchmark and peer groups over one-, three-, and five-year periods; and year-to-date net cash flow (changes in the accounts’ net assets not attributable to changes in the value of the accounts’ investments) for all accounts managed by each team. The results for overall Voya IM scorecards are typically calculated on an asset weighted performance basis of the individual team scorecards.
Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall Voya IM performance and 75% attributable to their specific team results (65% investment performance, 5% net cash flow, and 5% revenue growth).
Voya IM's long-term incentive plan is designed to provide ownership-like incentives to reward continued employment and to link long-term compensation to the financial performance of the business. Based on job function, internal comparators and external market data, employees may be granted long-term awards. All senior investment professionals participate in the long-term compensation plan. Participants receive annual awards determined by the management committee based largely on investment performance and contribution to firm performance. Plan awards are based on the current year’s performance as defined by the Voya IM component of the annual incentive plan. Awards typically include a combination of performance shares, which vest ratably over a three-year period, and Voya restricted stock and/or a notional investment in a predefined set of Voya IM sub-advised funds, each subject to a three-year cliff-vesting schedule.
If a portfolio manager’s base salary compensation exceeds a particular threshold, he or she may participate in Voya’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, Voya stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.
For the Portfolios, Voya IM has defined the following indices as the benchmark indices for the investment team:
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Portfolio	Portfolio Manager	Benchmark
Voya Balanced Portfolio	Christopher F. Corapi, Barbara Reinhard, CFA, Matthew Toms, CFA, and Paul Zemsky, CFA	S&P Target Risk® Growth Index
Voya Global Equity Portfolio	Vincent Costa, CFA, Steve Wetter, Kai Yee Wong, and James Ying, CFA	MSCI World IndexSM
Voya Government Money Market Portfolio	David S. Yealy	iMoney Net First Tier Retail Index
Voya Growth and Income Portfolio	Christopher F. Corapi, Vincent Costa, CFA, James Dorment, CFA, and Kristy Finnegan, CFA	S&P 500® Index
Voya Index Plus LargeCap Portfolio	Vincent Costa, CFA, Steve Wetter, and James Ying, CFA	S&P 500® Index
Voya Index Plus MidCap Portfolio	Vincent Costa, CFA, Steve Wetter, and Kai Yee Wong	S&P MidCap 400® Index
Voya Index Plus SmallCap Portfolio	Vincent Costa, CFA, Steve Wetter, and Kai Yee Wong	S&P SmallCap 600® Index
Voya Intermediate Bond Portfolio	David Goodson, Randall Parrish, CFA, and Matthew Toms, CFA	Bloomberg Barclays U.S. Aggregate Bond Index
Voya Small Company Portfolio	Joseph Basset, CFA and James Hasso	Russell 2000® Index
Ownership of Securities
The following tables show the dollar range of equity securities of the Portfolios beneficially owned by each portfolio manager as of December 31, 2017, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans:
Voya Balanced Portfolio
Portfolio Manager	Dollar Range of Fund Shares Owned
Christopher F. Corapi	None
Barbara Reinhard, CFA	None
Matthew Toms, CFA	None
Paul Zemsky, CFA	None
Voya Global Equity Portfolio
Portfolio Manager	Dollar Range of Fund Shares Owned
Vincent Costa, CFA	None
Steve Wetter	None
Kai Yee Wong	None
James Ying, CFA	None
Voya Government Money Market Portfolio
Portfolio Manager	Dollar Range of Fund Shares Owned
David S. Yealy	None
Voya Growth and Income Portfolio
Portfolio Manager	Dollar Range of Fund Shares Owned
Christopher F. Corapi	None
Vincent Costa, CFA	None
James Dorment, CFA	None
Kristy Finnegan, CFA	None
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Voya Index Plus LargeCap Portfolio
Portfolio Manager	Dollar Range of Fund Shares Owned
Vincent Costa, CFA	None
Steve Wetter	None
James Ying, CFA	None
Voya Index Plus MidCap Portfolio
Portfolio Manager	Dollar Range of Fund Shares Owned
Vincent Costa, CFA	None
Steve Wetter	None
Kai Yee Wong	None
Voya Index Plus SmallCap Portfolio
Portfolio Manager	Dollar Range of Fund Shares Owned
Vincent Costa, CFA	None
Steve Wetter	None
Kai Yee Wong	None
Voya Intermediate Bond Portfolio
Portfolio Manager	Dollar Range of Fund Shares Owned
David Goodson	None
Randall Parrish, CFA	None
Matthew Toms, CFA	None
Voya Small Company Portfolio
Portfolio Manager	Dollar Range of Fund Shares Owned
Joseph Basset, CFA	None
James Hasso	None
In addition to the investments shown in the table above, certain portfolio managers may be required to defer a portion of their compensation into an account that tracks the performance of investment options, including certain Voya mutual funds, chosen by the portfolio managers as part of their participation in Voya’s deferred compensation plan and other targeted compensation programs. This deferral will not cause any purchase or sale of Portfolio shares, but the NAV of the Portfolio shares will be used as a measurement mechanism for determining the cash amount to be paid under any vesting provisions when the portfolio manager realizes his/her compensation.
The information below shows how much a portfolio manager has allocated to an investment option that tracks the performance of the Portfolio he/she manages. The portfolio managers may have allocated a portion of their deferral to another investment option which tracks the performance of a fund that they do not manage. Only the amount that a portfolio manager has allocated to an investment option that tracks the performance of Portfolios that he/she manages is shown below as of December 31, 2017:
Voya Global Equity Portfolio
Portfolio Manager	Dollar Range of Fund Shares Allocated Under Deferred Compensation
Vincent Costa, CFA	$50,001-$100,000
Steve Wetter	$1-$10,000
Kai Yee Wong	$1-$10,000
James Ying, CFA	$1-$10,000
PRINCIPAL UNDERWRITER
Pursuant to the Distribution Agreement (“Distribution Agreement”), Voya Investments Distributor, LLC (the “Distributor”), an indirect, wholly-owned subsidiary of Voya Financial, Inc., serves as principal underwriter and distributor for each Portfolio. The Distributor’s principal offices are located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034. Shares of each Portfolio are offered on a continuous basis. As principal underwriter, the Distributor has agreed to use its best efforts to distribute the shares of each Portfolio, although it is not obligated to sell any particular amount of shares.
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The Distributor is responsible for all of its expenses in providing services pursuant to the Distribution Agreement, including the costs of printing and distributing prospectuses and SAIs for prospective shareholders and such other sales literature, reports, forms, advertising, and any other marketing efforts by the Distributor in connection with the distribution or sale of the shares. The Distributor does not receive compensation for providing services under the Distribution Agreement, but may be compensated or reimbursed for all or a portion of such expenses to the extent permitted under a Rule 12b-1 Plan.
The Distribution Agreement may be continued from year to year if approved annually by the Directors/Trustees or by a vote of a majority of the outstanding voting securities of each Portfolio and by a vote of a majority of the Directors/Trustees who are not “interested persons” of the Distributor, or each Company/Trust or parties to the Distribution Agreement, appearing in person at a meeting called for the purpose of approving such Agreement.
The Distribution Agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days’ written notice by the Directors/Trustees or the Distributor or by vote of a majority of the outstanding voting securities of the Portfolio without the payment of any penalty.
DISTRIBUTION AND SERVICING PLANS
Each Portfolio has adopted one or more Distribution and/or Distribution and Service Plans pursuant to Rule 12b-1. In addition, certain share classes may have adopted Shareholder Service Plans pursuant to Rule 12b-1 (each, a “Rule 12b-1 Plan” and together, the “Rule 12b-1 Plans” or the “Plans”). Certain share classes may pay a combined Distribution and Shareholder Service Fee.
Under the Plan, the Distributor may be entitled to a payment each month in connection with the offering, sale, and shareholder servicing of shares as a percentage of the average daily net assets attributable to each class of shares. Each Portfolio intends to operate the Rule 12b-1 Plan in accordance with its terms and FINRA rules concerning sales charges. The table below reflects the Plan for each Portfolio. Certain share classes do not pay distribution or shareholder service fees and are not included in the table. Not all classes may be offered for each Portfolio. The cover of this SAI indicates the classes that are currently offered. The following table should be read in conjunction with the section entitled “Distribution Fee Waivers” below.
Portfolio	Type of Plan	Type of Fee
		Distribution Fee	Shareholder Service Fee	Combined Distribution and Shareholder Service Fee
Voya Balanced Portfolio
Class S	Distribution Plan	0.25%	N/A	N/A
Voya Global Equity Portfolio
Class ADV	Distribution and Service Plan	0.25%	0.25%	N/A
Class S	Distribution and Service Plan	N/A	N/A	0.25%
Class S2	Distribution and Service Plan	0.15%	0.25%	N/A
Class T	Distribution Plan	0.50%	N/A	N/A
Class T	Shareholder Service Plan	N/A	0.25%	N/A
Voya Government Money Market Portfolio
Class ADV	Distribution and Service Plan	0.25%	0.25%	N/A
Class S	Distribution Plan	0.25%	N/A	N/A
Class S2	Distribution and Service Plan	0.15%	0.25%	N/A
Voya Growth and Income Portfolio
Class ADV	Distribution and Service Plan	0.25%	0.25%	N/A
Class S	Distribution Plan	0.25%	N/A	N/A
Class S2	Distribution and Service Plan	0.15%	0.25%	N/A
Voya Index Plus LargeCap Portfolio
Class ADV	Distribution and Service Plan	0.25%	0.25%	N/A
Class S	Distribution and Service Plan	N/A	N/A	0.25%
Class S2	Distribution and Service Plan	0.15%	0.25%	N/A
Voya Index Plus MidCap Portfolio
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Portfolio	Type of Plan	Type of Fee
		Distribution Fee	Shareholder Service Fee	Combined Distribution and Shareholder Service Fee
Class S	Distribution and Service Plan	N/A	N/A	0.25%
Class S2	Distribution and Service Plan	0.15%	0.25%	N/A
Voya Index Plus SmallCap Portfolio
Class S	Distribution and Service Plan	N/A	N/A	0.25%
Class S2	Distribution and Service Plan	0.15%	0.25%	N/A
Voya Intermediate Bond Portfolio
Class ADV	Distribution and Service Plan	0.25%	0.25%	N/A
Class S	Distribution Plan	0.25%	N/A	N/A
Class S2	Distribution and Service Plan	0.15%	0.25%	N/A
Voya Small Company Portfolio
Class ADV	Distribution and Service Plan	0.25%	0.25%	N/A
Class S	Distribution and Service Plan	N/A	N/A	0.25%
Distribution Fee Waivers
The Distributor is contractually obligated to waive 0.15% of the distribution fee for Class T shares of Voya Global Equity Portfolio through May 1, 2019. Termination or modification of this obligation requires approval by the Board.
The Distributor is contractually obligated to waive 0.10% of the distribution fee for Class S shares of Voya Government Money Market Portfolio through May 1, 2019. Termination or modification of this obligation requires approval by the Board.
The Distributor is contractually obligated to waive 0.05% of the distribution fee for Class ADV shares of Voya Growth and Income Portfolio through May 1, 2019. Termination or modification of this obligation requires approval by the Board.
Services Provided for the Distribution Fee
The Distribution Fee for a specific class may be used to cover the expenses of the Distributor primarily intended to result in the sale of that class of shares, including payments to securities dealers for selling shares of the Portfolio (which may include the principal underwriter itself) and other financial institutions and organizations to obtain various distribution related and/or administrative services for that Portfolio. These Service Organizations may include (i) insurance companies that issue variable annuities and variable life insurance policies (“Variable Contracts”) for which each Portfolio serves, either directly or indirectly through fund-of-funds or master-feeder arrangements, as an investment option, (ii) the distributors of the Variable Contracts or (iii) a designee of any such persons to obtain various distribution related and/or administrative services for the Portfolio and its direct or indirect shareholders.
Distribution fees may be paid to cover expenses incurred in promoting the sale of that class of shares including, among other things (i) promotional activities; (ii) preparation and distribution of advertising materials and sales literature; (iii) personnel costs and overhead of the Distributor; (iv) the costs of printing and distributing to prospective investors the prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders; (v) payments to dealers and others that provide shareholder services (including the processing of new shareholder applications and serving as a primary source of information to customers in providing information and answering questions concerning each Portfolio and their transactions in each Portfolio); and (vi) costs of administering the Rule 12b-1 Plans. In addition, distribution fees may be used to compensate sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts and to provide other services to shareholders, plan participants, plan sponsors and plan administrators.
Services Provided for the Shareholder Service Fee
The shareholder service fees may be used to pay securities dealers (including the Distributor) and other financial institutions, plan administrators and organizations for services including, but not limited to: (i) acting as the shareholder of record; (ii) processing purchase and redemption orders; (iii) maintaining participant account records; (iv) answering participant questions regarding each Portfolio; (v) facilitation of the tabulation of shareholder votes in the event of a meeting of Portfolio shareholders; (vi) the conveyance of information relating to shares purchased and redeemed and share balances to each Portfolio and to service providers; (vii) provision of support services including providing information about each Portfolio; and (viii) provision of other services as may be agreed upon from time to time. In addition, shareholder service fees may be used for the provision and administration of Variable Contract features for the benefit of Variable Contract
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owners participating in each Company/Trust, including fund transfers, dollar cost averaging, asset allocation, Portfolio rebalancing, earnings sweep, and pre-authorized deposits and withdrawals; and provision of other services as may be agreed upon from time to time.
Initial Board Approval, Continuation, Termination and Amendments to the Rule 12b-1 Plan
In approving the Rule 12b-1 Plans the Directors/Trustees, including a majority of the Independent Directors/Trustees who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plans or any agreements relating to the Rule 12b-1 Plans (“Rule 12b-1 Directors/Trustees”), concluded that there is a reasonable likelihood that the Rule 12b-1 Plans would benefit each Portfolio and each respective class of shareholders.
The Rule 12b-1 Plans continue from year to year, provided such continuance is approved annually by vote of a majority of the Board, including a majority of the Rule 12b-1 Directors/Trustees. The Rule 12b-1 Plan for a particular class may be terminated at any time, without penalty, by vote of a majority of the Rule 12b-1 Directors/Trustees or by a majority of the outstanding shares of the applicable class of the Portfolio.
Each Rule 12b-1 Plan may not be amended to increase materially the amount spent for distribution expenses as to a Portfolio without approval by a majority of the outstanding shares of the applicable class of the Portfolio, and all material amendments to a Rule 12b-1 Plan must be approved by a vote of the majority of the Board, including a majority of the Rule 12b-1 Directors/Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.
Further Information About the Rule 12b-1 Plan
The Distributor is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Rule 12b-1 Plans and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether a Plan should be continued. The terms and provisions of the Rule 12b-1 Plans relating to required reports, term and approval are consistent with the requirements of Rule 12b-1.
Each Rule 12b-1 Plan is a compensation plan. This means that the Distributor will receive payment without regard to the actual distribution expenses it incurs. In the event a Plan is terminated in accordance with its terms, the obligations of a Portfolio to make payments to the Distributor pursuant to the Rule 12b-1 Plan will cease and the Portfolio will not be required to make any payment for expenses incurred after the date the Rule 12b-1 Plan terminates.
The Rule 12b-1 Plans were adopted because of the anticipated benefits to each Portfolio. These anticipated benefits include increased promotion and distribution of each Portfolio’s shares, and enhancement in each Portfolio’s ability to maintain accounts and improve asset retention and increased stability of assets for each Portfolio.
Total Distribution Expenses
The following table sets forth the total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for each Portfolio for the most recent fiscal year. “N/A” in the table indicates that, as the Portfolio or class was not in operation during the fiscal year, no information is shown.
Portfolio	Class	Advertising	Printing	Salaries & Commissions	Broker Servicing	Miscellaneous	Total
Voya Balanced Portfolio	I	$0.00	$0.00	$24,434.96	$8,956.02	$1,970.09	$35,361.07
	S	$22.64	$430.24	$1,415.38	$9,801.24	$119.69	$11,789.19
Voya Global Equity Portfolio	ADV	$76.41	$1,451.74	$818.33	$99,351.57	$60.27	$101,758.32
	I	$0.00	$0.00	$7,930.78	$2,632.26	$567.28	$11,130.32
	S	$1,779.25	$33,805.82	$11,505.78	$1,217,601.12	$934.24	$1,265,626.21
	S2	$3.96	$75.18	$237.18	$1,618.10	$17.96	$1,952.38
	T	$249.28	$4,736.25	$7,406.85	$258,176.21	$510.03	$271,078.62
Voya Government Money Market Portfolio	ADV	N/A	N/A	N/A	N/A	N/A	N/A
	I	$216.80	$4,119.11	$24,334.87	$9,462.68	$2,089.78	$40,223.24
	S	$0.27	$5.07	$140.67	$69.57	$12.83	$228.41
	S2	N/A	N/A	N/A	N/A	N/A	N/A
Voya Growth and Income Portfolio	ADV	$3,859.85	$73,337.07	$8,535.44	$4,746,389.98	$639.34	$4,832,761.68
	I	$0.00	$0.00	$12,268.71	$4,268.62	$937.21	$17,474.54
	S	$2,173.07	$41,288.30	$7,180.39	$1,472,695.56	$509.82	$1,523,847.14
	S2	$2.25	$42.72	$54.83	$1,592.80	$3.41	$1,696.01
Voya Index Plus LargeCap Portfolio	I	$0.00	$0.00	$24,383.83	$7,994.21	$1,767.71	$34,145.75
	S	$381.43	$7,247.21	$2,283.82	$260,868.47	$188.54	$270,969.47
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Portfolio	Class	Advertising	Printing	Salaries & Commissions	Broker Servicing	Miscellaneous	Total
	S2	N/A	N/A	N/A	N/A	N/A	N/A
Voya Index Plus MidCap Portfolio	I	$0.00	$0.00	$25,451.68	$8,162.77	$1,798.31	$35,412.76
	S	$385.12	$7,317.29	$3,746.58	$240,960.73	$291.47	$252,701.19
	S2	N/A	N/A	N/A	N/A	N/A	N/A
Voya Index Plus SmallCap Portfolio	I	$0.00	$0.00	$23,301.59	$7,691.52	$1,689.65	$32,682.76
	S	$283.00	$5,377.04	$4,741.40	$183,413.01	$400.13	$194,214.58
	S2	N/A	N/A	N/A	N/A	N/A	N/A
Voya Intermediate Bond Portfolio	ADV	$1,513.53	$28,756.98	$9,934.24	$1,566,776.16	$341.63	$1,607,322.54
	I	$0.00	$0.00	$20,978.41	$3,557.40	$784.52	$25,320.33
	S	$10,124.72	$192,369.69	$15,095.00	$6,878,064.93	$875.06	$7,096,529.40
	S2	$199.49	$3,790.28	$2,790.22	$98,355.37	$87.92	$105,223.28
Voya Small Company Portfolio	ADV	$73.50	$1,396.42	$2,154.41	$33,871.24	$112.32	$37,607.89
	I	$0.00	$0.00	$22,041.67	$6,402.87	$1,404.76	$29,849.30
	R6	$0.00	$0.00	$3,268.29	$754.13	$166.40	$4,188.82
	S	$671.98	$12,767.66	$6,962.24	$309,298.73	$406.30	$330,106.91
Total Distribution and Shareholder Services Fees Paid:
The following table sets forth the total Distribution and Shareholder Services fees paid by each Portfolio to the Distributor under the Plans for the last three fiscal years.
Portfolio	December 31,
	2017	2016	2015
Voya Balanced Portfolio	$9,283.00	$9,806.00	$11,528.00
Voya Global Equity Portfolio	$1,645,863.00	$1,731,256.00	$1,677,490.00
Voya Government Money Market Portfolio	$131.00	$602.00	$264.00
Voya Growth and Income Portfolio	$6,741,444.00	$6,990,714.00	$8,122,592.00
Voya Index Plus LargeCap Portfolio	$259,982.00	$263,488.00	$299,887.00
Voya Index Plus MidCap Portfolio	$239,713.00	$251,161.00	$287,639.00
Voya Index Plus SmallCap Portfolio	$181,730.00	$189,431.00	$212,862.00
Voya Intermediate Bond Portfolio	$8,531,293.00	$9,612,592.00	$9,721,557.00
Voya Small Company Portfolio	$340,853.00	$303,741.00	$313,319.00
OTHER SERVICE PROVIDERS
Custodian
The Bank of New York Mellon, 225 West Liberty Street, New York, NY 10286, serves as custodian for each Portfolio.
The custodian’s responsibilities include safekeeping and controlling each Portfolio’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on each Portfolio’s investments. The custodian does not participate in determining the investment policies of a Portfolio, in deciding which securities are purchased or sold by a Portfolio or in the declaration of dividends and distributions. A Portfolio may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.
For portfolio securities that are purchased and held outside the United States, the Custodian has entered into sub-custodian arrangements with certain foreign banks and clearing agencies which are designed to comply with Rule 17f-5 under the 1940 Act.
Independent Registered Public Accounting Firm
KPMG LLP serves as an independent registered public accounting firm for each Portfolio. KPMG LLP provides audit services and tax return preparation services. KPMG LLP is located at Two Financial Center, 60 South Street, Boston, Massachusetts 02111.
Legal Counsel
Legal matters for each Company/Trust are passed upon by Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.
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Transfer Agent and Dividend Paying Agent
BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”) serves as the transfer agent and dividend-paying agent for each Portfolio. Its principal office is located at 301 Bellevue Parkway, Wilmington, Delaware 19809. As transfer agent and dividend-paying agent, BNY Mellon Investment Servicing (U.S.) Inc. is responsible for maintaining account records, detailing the ownership of Portfolio shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.
Securities Lending Agent
The Bank of New York Mellon serves as the securities lending agent. As the securities lending agent, The Bank of New York Mellon administers the securities lending program.
The following table provides the dollar amounts of income and fees/compensation related to the securities lending activities of each Portfolio for its most recent fiscal year. There are no fees paid to the securities lending agent for cash collateral management services, administrative fees, indemnification fees, or other fees.
Portfolio	Gross securities lending income	Fees paid to securities lending agent from revenue split	Positive Rebate	Negative Rebate	Net Rebate	Total Aggregate fees/compensation paid to securities lending agent or broker	Net Securities Income
Voya Balanced Portfolio	$179,839	$13,541	$89,531	$(60,243)	$29,289	$103,073	$137,009
Voya Global Equity Portfolio	$71,633	$18,501	$27,345	$(161,288)	$(133,944)	$45,846	$187,076
Voya Government Money Market Portfolio	None	None	None	None	None	None	None
Voya Growth and Income Portfolio	$324,260	$61,834	$146,108	$(508,915)	$(362,806)	$207,943	$625,231
Voya Index Plus LargeCap Portfolio	$90,323	$10,417	$35,986	$(61,416)	$(25,430)	$46,403	$105,336
Voya Index Plus MidCap Portfolio	$133,546	$15,325	$64,416	$(101,194)	$(36,777)	$79,741	$154,998
Voya Index Plus SmallCap Portfolio	$150,957	$32,207	$55,316	$(262,328)	$(207,012)	$87,523	$325,762
Voya Intermediate Bond Portfolio	$1,622,157	$105,894	$713,335	$(267,820)	$445,515	$819,229	$1,070,749
Voya Small Company Portfolio	$214,288	$76,771	$70,270	$(709,103)	$(638,834)	$147,041	$776,350
PORTFOLIO TRANSACTIONS
To the extent each Portfolio invests in affiliated Underlying Funds, the discussion relating to investment decisions made by the Adviser or the Sub-Adviser with respect to each Portfolio also includes investment decisions made by an Adviser or a Sub-Adviser with respect to affiliated Underlying Funds. For convenience, only the terms Adviser, Sub-Adviser, and Portfolio are used.
The Adviser or the Sub-Adviser for each Portfolio places orders for the purchase and sale of investment securities for each Portfolio, pursuant to authority granted in the relevant Investment Management Agreement or Sub-Advisory Agreement.
Subject to policies and procedures approved by the Board, the Adviser and/or the Sub-Adviser have discretion to make decisions relating to placing these orders including, where applicable, selecting the brokers or dealers that will execute the purchase and sale of investment securities, negotiating the commission or other compensation paid to the broker or dealer executing the trade, or using an electronic communications network (“ECN”) or alternative trading system (“ATS”).
In situations where a Sub-Adviser resigns or the Adviser otherwise assumes day to day management of a Portfolio pursuant to its Investment Management Agreement with each Portfolio, the Adviser will perform the services described herein as being performed by the Sub-Adviser.
How Securities Transactions are Effected
Purchases and sales of securities on a securities exchange (which include most equity securities) are effected through brokers who charge a commission for their services. In transactions on securities exchanges in the United States, these commissions are negotiated, while on many foreign securities exchanges commissions are fixed. Securities traded in the OTC markets (such as fixed-income securities and
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some equity securities) are generally traded on a “net” basis with market makers acting as dealers; in these transactions, the dealers act as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Transactions in certain OTC securities also may be effected on an agency basis when, in the Adviser’s or a Sub-Adviser’s opinion, the total price paid (including commission) is equal to or better than the best total price available from a market maker. In underwritten offerings, securities are usually purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. The Adviser or a Sub-Adviser may also place trades using an ECN or ATS.
How the Adviser or Sub-Advisers Select Broker-Dealers
The Adviser or a Sub-Adviser has a duty to seek to obtain best execution of each Portfolio’s orders, taking into consideration a full range of factors designed to produce the most favorable overall terms reasonably available under the circumstances. In selecting brokers and dealers to execute trades, the Adviser or a Sub-Adviser may consider both the characteristics of the trade and the full range and quality of the brokerage services available from eligible broker-dealers. This consideration often involves qualitative as well as quantitative judgments. Factors relevant to the nature of the trade may include, among others, price (including the applicable brokerage commission or dollar spread), the size of the order, the nature and characteristics (including liquidity) of the market for the security, the difficulty of execution, the timing of the order, potential market impact, and the need for confidentiality, speed, and certainty of execution. Factors relevant to the range and quality of brokerage services available from eligible brokers and dealers may include, among others, each firm’s execution, clearance, settlement, and other operational facilities; willingness and ability to commit capital or take risk in positioning a block of securities, where necessary; special expertise in particular securities or markets; ability to provide liquidity, speed and anonymity; the nature and quality of other brokerage and research services provided to the Adviser or a Sub-Adviser (consistent with the “safe harbor” described below and subject to the restrictions of the European Union’s updated Markets in Financial Instruments Directive (“MiFID II”)); and each firm’s general reputation, financial condition and responsiveness to the Adviser or the Sub-Adviser, as demonstrated in the particular transaction or other transactions. Subject to its duty to seek best execution of each Portfolio’s orders, the Adviser or a Sub-Adviser may select broker-dealers that participate in commission recapture programs that have been established for the benefit of each Portfolio. Under these programs, the participating broker-dealers will return to each Portfolio (in the form of a credit to the Portfolio) a portion of the brokerage commissions paid to the broker-dealers by the Portfolio. These credits are used to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolio, and not the Adviser or the Sub-Adviser.
The Safe Harbor for Soft Dollar Practices
In selecting broker-dealers to execute a trade for each Portfolio, the Adviser or a Sub-Adviser may consider the nature and quality of brokerage and research services provided to the Adviser or the Sub-Adviser as a factor in evaluating the most favorable overall terms reasonably available under the circumstances. As permitted by Section 28(e) of the 1934 Act, the Adviser or a Sub-Adviser may cause a Portfolio to pay a broker-dealer a commission for effecting a securities transaction for a Portfolio that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, as long as the services provided to the Adviser or Sub-Adviser by the broker-dealer: (i) are limited to “research” or “brokerage” services; (ii) constitute lawful and appropriate assistance to the Adviser or Sub-Adviser in the performance of its investment decision-making responsibilities; and (iii) the Adviser or the Sub-Adviser makes a good faith determination that the broker’s commission paid by the Portfolio is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Adviser’s or the Sub-Adviser’s overall responsibilities to the Portfolio and its other investment advisory clients. In making such a determination, the Adviser or Sub-Adviser might consider, in addition to the commission rate, the range and quality of a broker’s services, including the value of the research provided, execution capability, financial responsibility and responsiveness. The practice of using a portion of a Portfolio’s commission dollars to pay for brokerage and research services provided to the Adviser or a Sub-Adviser is sometimes referred to as “soft dollars.” Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Adviser or a Sub-Adviser’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor. The provisions of MiFID II may limit the ability of certain Sub-Advisers to pay for research services using soft dollars in various circumstances.
Brokerage and Research Products and Services Under the Safe Harbor – Research products and services may include, but are not limited to, general economic, political, business and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earnings estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics, and governmental representatives. Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto including, but not limited to, related communication and connectivity services and equipment, software related to order routing, market access, algorithmic trading, and other trading activities. On occasion, a broker-dealer may furnish the Adviser or a Sub-Adviser with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities). In this case, the Adviser or a Sub-Adviser is required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Adviser or the Sub-Adviser from its own funds, and not by portfolio commissions paid by a Portfolio.
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Benefits to the Adviser or the Sub-Advisers – Research products and services provided to the Adviser or a Sub-Adviser by broker-dealers that effect securities transactions for a Portfolio may be used by the Adviser or the Sub-Adviser in servicing all of its accounts. Accordingly, not all of these services may be used by the Adviser or a Sub-Adviser in connection with each Portfolio. Some of these products and services are also available to the Adviser or a Sub-Adviser for cash, and some do not have an explicit cost or determinable value. The research received does not reduce the management fees payable to the Adviser or the sub-advisory fees payable to a Sub-Adviser for services provided to each Portfolio. The Adviser’s or a Sub-Adviser’s expenses would likely increase if the Adviser or the Sub-Adviser had to generate these research products and services through its own efforts, or if it paid for these products or services itself. It is possible that a Sub-Adviser subject to MiFID II will cause a Portfolio to pay for research services with soft dollars in circumstances where it is prohibited from doing so with respect to other client accounts, although those other client accounts might nonetheless benefit from those research services.
Broker-Dealers that are Affiliated with the Adviser or the Sub-Advisers
Portfolio transactions may be executed by brokers affiliated with Voya Financial, Inc., the Adviser, or a Sub-Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.
Prohibition on Use of Brokerage Commissions for Sales or Promotional Activities
The placement of portfolio brokerage with broker-dealers who have sold shares of a Portfolio is subject to rules adopted by the SEC and FINRA. Under these rules, the Adviser or a Sub-Adviser may not consider a broker’s promotional or sales efforts on behalf of any Portfolio when selecting a broker-dealer for portfolio transactions, and neither a Portfolio nor the Adviser or Sub-Adviser may enter into an agreement under which the Portfolio directs brokerage transactions (or revenue generated from such transactions) to a broker-dealer to pay for distribution of Portfolio shares. Each Portfolio has adopted policies and procedures, approved by the Board, that are designed to attain compliance with these prohibitions.
Principal Trades and Research
Purchases of securities for each Portfolio also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which a Portfolio will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.
More Information about Trading in Fixed-Income Securities
Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased from or sold to dealers serving as market makers for the securities at a net price. Each Portfolio may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.
In purchasing and selling fixed-income securities, it is the policy of each Portfolio to obtain the best results, while taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While the Adviser or a Sub-Adviser generally seeks reasonably competitive spreads or commissions, each Portfolio will not necessarily pay the lowest spread or commission available.
Transition Management
Changes in sub-advisers, investment personnel and reorganizations of a Portfolio may result in the sale of a significant portion or even all of a Portfolio’s portfolio securities. This type of change generally will increase trading costs and the portfolio turnover for the affected Portfolio. Each Portfolio, the Adviser, or a Sub-Adviser may engage a broker-dealer to provide transition management services in connection with a change in the sub-adviser, reorganization, or other changes.
Allocation of Trades
Some securities considered for investment by a Portfolio may also be appropriate for other clients served by that Portfolio’s Adviser or Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these other clients is considered at, or about the same time, transactions in such securities will be placed on an aggregate basis and allocated among the other funds and such other clients in a manner deemed fair and equitable, over time, by the Portfolio’s Adviser or Sub-Adviser and consistent with the Adviser’s or Sub-Adviser’s written policies and procedures. The Adviser and Sub-Adviser may use different methods of trade allocation. The Adviser’s and Sub-Adviser’s relevant policies and procedures and the results of aggregated trades in which a Portfolio participated are subject to periodic review by the Board. To the extent a Portfolio seeks to acquire (or dispose of) the same security at the same time as other funds, such Portfolio may not be able to acquire (or dispose of) as large a position in such security as it desires, or it may have to pay a higher (or receive a lower) price for such security. It is recognized that in some cases, this system could have a detrimental effect on the price or value of the security insofar as the Portfolio is concerned. However, over time, a Portfolio’s ability to participate in aggregate trades is expected to provide better execution for the Portfolio.
Cross-Transactions
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The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof, provided they meet the conditions of Rule 17a-7 under the 1940 Act and conditions of the policy.
Brokerage Commissions Paid
Brokerage commissions paid by each Portfolio for the last three fiscal years are as follows. An increase or decrease in commissions is due to a corresponding increase or decrease in the Portfolio’s trading activity.
Portfolio	December 31,
	2017	2016	2015
Voya Balanced Portfolio	$270,369.22	$376,917.98	$423,768.93
Voya Global Equity Portfolio	$741,797.92	$1,398,800.74	$1,001,916.71
Voya Government Money Market Portfolio	$0.00	$0.00	$0.00
Voya Growth and Income Portfolio	$2,933,722.54	$4,065,873.66	$2,995,109.02
Voya Index Plus LargeCap Portfolio	$464,266.67	$712,006.72	$531,478.55
Voya Index Plus MidCap Portfolio	$735,209.47	$933,550.46	$950,322.86
Voya Index Plus SmallCap Portfolio	$424,283.36	$329,382.95	$303,762.80
Voya Intermediate Bond Portfolio	$163,756.54	$210,828.68	$324,499.42
Voya Small Company Portfolio	$928,660.95	$854,827.57	$582,755.96
Affiliated Brokerage Commissions
For the last three fiscal years, each Portfolio did not use affiliated brokers to execute portfolio transactions.
Securities of Regular Broker-Dealers
During the most recent fiscal year, each Portfolio acquired securities of its regular broker-dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies as follows:
Portfolio	Security Description	Market Value
Voya Balanced Portfolio	Banco Santander	$261,534.62
	Bank of America	$707,605.81
	Barclays	$640,132.15
	BB&T	$89,181.03
	BNP Paribas	$413,599.54
	Citigroup	$1,207,189.86
	Credit Agricole	$382,236.25
	Credit Suisse	$131,268.76
	Goldman Sachs	$1,111,270.75
	HSBC	$732,731.24
	JP Morgan Chase	$6,631,395.95
	Keycorp	$1,503,834.86
	Mitsubishi Group	$658,053.72
	Mizuho Financial Group	$688,336.79
	Morgan Stanley	$2,271,236.25
	Nomura Group	$159,439.80
	Societe Generale	$439,561.18
	Standard Chartered	$122,495.04
	Stifel Nicolaus	$240,086.36
	Suntrust Bank	$29,791.43
	UBS	$436,603.99
	Wells Fargo	$3,573,453.66

Voya Global Equity Portfolio	JP Morgan Chase	$17,366,200.48
	Societe Generale	$7,629,629.32
	Wells Fargo	$12,844,506.37

Voya Growth and Income Portfolio	JP Morgan Chase	$80,189,386.76
	Keycorp	$38,484,279.32
	Morgan Stanley	$40,751,245.26
	Wells Fargo	$95,710,504.53

Voya Index Plus LargeCap Portfolio	Bank of America	$16,902,886.32
	Citigroup	$2,612,014.23
	JP Morgan Chase	$16,422,348.04
	Wells Fargo	$3,727,564.80

Voya Intermediate Bond Portfolio	Bank of America	$41,122,887.05
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Portfolio	Security Description	Market Value
	Barclays	$22,188,065.50
	BB&T	$5,175,192.40
	BNP Paribas	$4,164,794.38
	Citigroup	$35,360,125.74
	Credit Suisse	$12,493,561.01
	Goldman Sachs	$30,790,070.66
	HSBC	$9,278,137.74
	JP Morgan Chase	$101,747,010.55
	Mitsubishi Group	$4,132,719.62
	Mizuho Financial Group	$10,643,909.05
	Morgan Stanley	$38,803,561.94
	Nomura Group	$26,022.19
	Suntrust Bank	$1,837,138.43
	UBS	$32,435,876.93
	Wells Fargo	$17,592,567.50

Voya Small Company Portfolio	Stifel Nicolaus	$7,726,599.68
ADDITIONAL INFORMATION ABOUT Voya Balanced Portfolio, Inc.
Description of the Capital Stock
Voya Balanced Portfolio, Inc. (“VBPI”) may issue shares of capital stock with a par value of $0.001. The shares may be issued in one or more series and each series may consist of one or more classes. VBPI has one series, which is authorized to issue multiple classes of shares. Such classes are designated Class I and Class S. All series and/or classes of VBPI may not be discussed in this SAI.
All shares of each series represent an equal proportionate interest in the assets belonging to that series (subject to the liabilities belonging to the series or a class). Each series may have different assets and liabilities from any other series of VBPI. Furthermore, different share classes of a series may have different liabilities from other classes of that same series. The assets belonging to a series shall be charged with the liabilities of that series and all expenses, costs, charges and reserves attributable to that series, except that liabilities, expenses, costs, charges and reserves allocated solely to a particular class, if any, shall be borne by that class. Any general liabilities, expenses, costs, charges or reserves of VBPI which are not readily identifiable as belonging to any particular series or class shall be allocated and charged to and among any one or more of the series or classes in such manner as the Board of Directors in its sole discretion deems fair and equitable.
Redemption and Transfer of Shares
Shareholders of any series or class have the right to redeem all or part of their shares as described in the Prospectus from time to time. Under certain circumstances VBPI may suspend the right of redemption as allowed by the rules and regulations, or any order, of the SEC. Pursuant to the Articles of Incorporation, the Board of Directors has the power to redeem shares from a shareholder whose shares have an aggregate current net asset value less than an amount established by the Board of Directors as set forth in the Prospectus from time to time. Transfers of shares are permitted at any time during normal business hours of VBPI, unless the Board determines, in its sole discretion, that allowing the transfer may result in VBPI or any series or class thereof being classified as a personal holding company as defined in the IRC.
Material Obligations and Liabilities of Owning Shares
VBPI is organized as a corporation under Maryland law. Under Maryland law, shareholders are not obligated to VBPI or its creditors with respect to their ownership of stock. All shares of VBPI issued and outstanding are fully paid and nonassessable.
Dividend Rights
The shareholders of a series or class are entitled to receive dividends and distributions in such amounts and at such times as the Board of Directors may from time to time determine. The amount of dividends and distributions declared and paid with respect to the various classes or series and the timing of declaration and payment of such dividends and distributions may vary among such classes and series. The Board of Directors may determine that no dividend or distribution shall be payable on shares as to which a shareholder purchase order and/or payment has not been received as of the record date.
Voting Rights and Shareholder Meetings
VBPI may take no action affecting the validity or assessibility of the shares without the unanimous approval of the outstanding shares so affected.
Under Maryland law, shareholders have the right to vote on the election or removal of a Director, on certain amendments to the articles of incorporation, and on the dissolution of VBPI. Under the 1940 Act, shareholders also have the right to vote, under certain circumstances, on the election of a director, to approve certain investment advisory agreements, on any change in a fundamental investment policy, to approve a change in sub-classification of a fund, to approve the distribution plan under Rule 12b-1, and to terminate the independent public accountant.
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VBPI is not required to hold shareholder meetings in any year it is not required to elect directors under the 1940 Act. In addition, according to the bylaws of VBPI, a special meeting of shareholders may be called by the president or the Board of Directors or shall be called by the president, secretary, or any director at the request in writing of the holders of not less than 10% of the outstanding voting shares of VBPI entitled to be cast at such meeting, or as required by Maryland law or the 1940 Act.
On matters submitted to a vote, each holder of a share is entitled to one vote for each full share, and a fractional vote for each fractional share outstanding on the books of VBPI. All shares of all classes and series vote together as a single class, unless a separate vote of a particular series or class is required by Maryland law or the 1940 Act. In the event that such separate vote is required, then shares of all other series or classes shall vote as a single class provided, however, as to any matter which does not affect the interests of a particular series or class, only the shareholders of the one or more affected series or classes shall be entitled to vote.
Liquidation Rights
In the event of liquidation, the shareholders of a series or class are entitled to receive, as a liquidating distribution, the excess of the assets belonging to the liquidating series or class over the liabilities belonging to such series or class of shares.
Inspection of Records
Under Maryland Law, a shareholder of VBPI may inspect, during usual business hours, VBPI’s bylaws, shareholder proceeding minutes, annual statements of affairs and voting trust agreements. In addition, shareholders who have individually, or together, been holders of at least 5% of the outstanding shares of any class for at least 6 months, may inspect and copy VBPI’s books of account, its stock ledger and its statement of affairs under Maryland Law.
Preemptive Rights
There are no preemptive rights associated with the series’ shares.
Conversion Rights
The conversion features and exchange privileges as established by the Board of Directors are described in the Prospectus and in the section of the SAI entitled “Purchase, Exchange, and Redemption of Shares.”
Sinking Fund Provisions
VBPI has no sinking fund provision.
ADDITIONAL INFORMATION ABOUT Voya Government Money Market Portfolio
Description of the Shares of Beneficial Interest
Voya Government Money Market Portfolio (“VGMMP”) may issue unlimited shares of beneficial interest in VGMMP with a par value of $1.00. The shares may be issued in one or more series and each series may consist of one or more classes. VGMMP has one series, which is authorized to issue multiple classes of shares. Such classes are designated Adviser Class, Class I, Class S and Class S2. All series and/or classes of VGMMP may not be discussed in this SAI.
All shares of each series represent an equal proportionate interest in the assets belonging to that series (subject to the liabilities belonging to the series or a class). Each series may have different assets and liabilities from any other series of VGMMP. Furthermore, different share classes of a series may have different liabilities from other classes of that same series. The assets belonging to a series shall be charged with the liabilities of that series and all expenses, costs, charges and reserves attributable to that series, except that liabilities, expenses, costs, charges and reserves allocated solely to a particular class, if any, shall be borne by that class. Any general liabilities, expenses, costs, charges or reserves of VGMMP which are not readily identifiable as belonging to any particular series or class, shall be allocated and charged by the Trustees to and among any one or more of the series or classes, in such manner as the Trustees in their sole discretion deem fair and equitable.
Redemption and Transfer of Shares
Shareholders of any series or class have the right to redeem all or part of their shares as described in the Prospectus and Declaration of Trust. Under certain circumstances, VGMMP may suspend the right of redemption to the extent permitted under the 1940 Act. Pursuant to the Declaration of Trust, the Trustees have the right to redeem shares of shareholders: (i) having a small value in the aggregate less than an amount established by the Trustees as set forth in the Prospectus from time to time (or to impose monthly service charges on such accounts); or (ii) if, in the opinion of the Trustees, ownership of such shares would disqualify any series of VGMMP as a regulated investment company under the Internal Revenue Code. The Trustees may also refuse to transfer or issue shares to any person whose acquisition of such shares would, in the opinion of the Trustees, result in such disqualification. Furthermore, the transfer of shares is subject to rules that may be established by the Trustees for a particular series or class of shares as set forth in the Prospectus from time to time.
Material Obligations and Liabilities of Owning Shares
VGMMP is organized as a Massachusetts business trust under Massachusetts law. Under Massachusetts law, shareholders may, under certain circumstances, be held personally liable for the VGMMP’s obligations. However, the Declaration of Trust provides that no shareholder shall be subject to any personal liability to any person in connection with VGMMP property or for acts, obligations or affairs of VGMMP. Furthermore, the Declaration of Trust provides for indemnification against all claims and liabilities to which such shareholder may become
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subject by reason of his or her being or having been a shareholder and reimbursement of expenses reasonably incurred in connection with such claim or liability. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which a Portfolio would be unable to meet its obligations and the disclaimer within the Declaration of Trust is inoperative.
Subject to the foregoing, all shares issued by VGMMP are fully paid and nonassessable when issued in accordance with the Declaration of Trust and Prospectus.
Dividend Rights
The Trustees shall from time to time distribute ratably among the shareholders of any series or class such proportion of the net profits, surplus, capital, or assets with respect to such series or class as they may deem proper. Such distributions may be among the shareholders of record at the time of declaring a distribution or at such later date as the Trustees shall determine.
Voting Rights and Shareholder Meetings
Pursuant to the Declaration of Trust, shareholders may have the power to vote, under certain circumstances (however shareholder approval may not be required), on: (1) the election or removal of trustees; (2) the approval of certain advisory contracts; (3) the termination or reorganization of VGMMP or any series or class; (4) an amendment to the Declaration of Trust ; (5) to the same extent as stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of VGMMP or any series or class thereof or the shareholders; and (6) such additional matters as may be required by the 1940 Act or other applicable law, the Declaration of Trust or by-laws, or any registration of VGMMP with the SEC or any state, or as and when the Trustees may consider necessary or desirable. For example, under the 1940 Act, shareholders have the right to vote on any change in a fundamental investment policy, to approve a change in sub-classification of a Portfolio, to approve the distribution plan under Rule 12b-1, and to terminate the independent public accountant.
VGMMP is not required to hold shareholder meetings annually. According to the Declaration of Trust, a meeting of shareholders may be called by the Trustees or the President of VGMMP and shall be called upon by the Trustees at the request in writing of the holders of at least 10% of the outstanding voting shares of VGMMP entitled to vote, or as required by the 1940 Act. Shareholders may take action without a meeting if a majority of shareholders entitled to vote on the matter consent to the action in writing and the consent is filed with the records of shareholder meetings.
On matters submitted to a vote, each holder of a share is entitled to one vote for each full share, and a fractional vote for each fractional share outstanding on the books of VGMMP. As to any matter with respect to which a separate vote of a particular series or class is required by the 1940 Act or applicable Massachusetts law, only the holders of the affected series or classes shall be entitled to vote.
Liquidation Rights
In the event of liquidation, the shareholders of a series or class are entitled to receive a pro rata share of the net assets of such series based upon the value of his or her shares a percentage of all outstanding shares of the series.
Inspection of Records
The records of VGMMP shall be open to inspection by shareholders to the same extent as is permitted shareholders of a Massachusetts business corporation.
Preemptive Rights
There are no preemptive rights associated with the series’ shares.
Conversion Rights
The conversion features and exchange privileges as determined by the Trustees are described in the Prospectus and in the section of the SAI entitled “Purchase, Exchange, and Redemption of Shares.”
Sinking Fund Provisions
VGMMP has no sinking fund provision.
ADDITIONAL INFORMATION ABOUT Voya Intermediate Bond Portfolio
Description of the Shares of Beneficial Interest
Voya Intermediate Bond Portfolio (“VIBP”) may issue unlimited shares of beneficial interest in VIBP with a par value of one dollar. The shares may be issued in one or more series and each series may consist of one or more classes. VIBP has one series, which is authorized to issue multiple classes of shares. Such classes are designated Adviser Class, Class I, Class S and Class S2. All series and/or classes of VIBP may not be discussed in this SAI.
All shares of each series represent an equal proportionate interest in the assets belonging to that series (subject to the liabilities belonging to the series or a class). Each series may have different assets and liabilities from any other series of VIBP. Furthermore, different share classes of a series may have different liabilities from other classes of that same series. The assets belonging to a series shall be charged with the liabilities of that series and all expenses, costs, charges and reserves attributable to that series, except that liabilities, expenses,
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costs, charges and reserves allocated solely to a particular class, if any, shall be borne by that class. Any general liabilities, expenses, costs, charges or reserves of VIBP which are not readily identifiable as belonging to any particular series or class, shall be allocated and charged by the Trustees to and among any one or more of the series or classes, in such manner as the Trustees in their sole discretion deem fair and equitable.
Redemption and Transfer of Shares
Shareholders of any series or class have the right to redeem all or part of their shares as described in the Prospectus and Declaration of Trust. Under certain circumstances, VIBP may suspend the right of redemption to the extent permitted under the 1940 Act. Pursuant to the Declaration of Trust, the Trustees have the right to redeem shares of shareholders: (i) having a small value in the aggregate less than an amount established by the Trustees as set forth in the Prospectus from time to time (or to impose monthly service charges on such accounts); or (ii) if, in the opinion of the Trustees, ownership of such shares would disqualify any series of VIBP as a regulated investment company under the Internal Revenue Code. The Trustees may also refuse to transfer or issue shares to any person whose acquisition of such shares would, in the opinion of the Trustees, result in such disqualification. Furthermore, the transfer of shares is subject to rules that may be established by the Trustees for a particular series or class of shares as set forth in the Prospectus from time to time.
Material Obligations and Liabilities of Owning Shares
VIBP is organized as a Massachusetts business trust under Massachusetts law. Under Massachusetts law, shareholders may, under certain circumstances, be held personally liable for VIBP’s obligations. However, the Declaration of Trust provides that no shareholder shall be subject to any personal liability to any person in connection with VIBP property or for acts, obligations or affairs of VIBP. Furthermore, the Declaration of Trust provides for indemnification against all claims and liabilities to which such shareholder may become subject by reason of his or her being or having been a shareholder and reimbursement of expenses reasonably incurred in connection with such claim or liability. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which a Portfolio would be unable to meet its obligations and the disclaimer within the Declaration of Trust is inoperative.
Subject to the foregoing, all shares issued by VIBP are fully paid and nonassessable when issued in accordance with the declaration of Trust and Prospectus.
Dividend Rights
The Trustees shall from time to time distribute ratably among the shareholders of any series or class such proportion of the net profits, surplus, capital, or assets with respect to such series or class as they may deem proper. Such distributions may be among the shareholders of record at the time of declaring a distribution or at such later date as the Trustees shall determine.
Voting Rights and Shareholder Meetings
Pursuant to the Declaration of Trust, shareholders may have the power to vote, under certain circumstances (however shareholder approval may not be required), on: (1) the election or removal of trustees; (2) the approval of certain advisory contracts; (3) the termination or reorganization of VIBP or any series or class; (4) an amendment to the Declaration of Trust; (5) to the same extent as stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of VIBP or any series or class thereof or the shareholders; and (6) such additional matters as may be required by the 1940 Act or other applicable law, the Declaration of Trust or by-laws, or any registration of VIBP with the SEC or any state, or as and when the Trustees may consider necessary or desirable. For example, under the 1940 Act, shareholders have the right to vote on any change in a fundamental investment policy, to approve a change in sub-classification of a Portfolio, to approve the distribution plan under Rule 12b-1, and to terminate the independent public accountant.
VIBP is not required to hold shareholder meetings annually. According to the Declaration of Trust, a meeting of shareholders may be called by the Trustees or the President of VIBP and shall be called by the Trustees at the request in writing of the holders of at least 10% of the outstanding voting shares of VIBP entitled to vote, or as required by the 1940 Act. Shareholders may take action without a meeting if a majority of shareholders entitled to vote on the matter consent to the action in writing and the consent is filed with the records of shareholder meetings.
On matters submitted to a vote, each holder of a share is entitled to one vote for each full share, and a fractional vote for each fractional share outstanding on the books of VIBP. As to any matter with respect to which a separate vote of a particular series or class is required by the 1940 Act or applicable Massachusetts law, only the holders of the affected series or classes shall be entitled to vote.
Liquidation Rights
In the event of liquidation, the shareholders of a series or class are entitled to receive a pro rata share of the net assets of such series based upon the value of his or her shares a percentage of all outstanding shares of the series.
Inspection of Records
The records of VIBP shall be open to inspection by shareholders to the same extent as is permitted shareholders of a Massachusetts business corporation.
Preemptive Rights
There are no preemptive rights associated with the series’ shares.
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Conversion Rights
The conversion features and exchange privileges as determined by the Trustees are described in the Prospectus and in the section of the SAI entitled “Purchase, Exchange, and Redemption of Shares.”
Sinking Fund Provisions
VIBP has no sinking fund provision.
ADDITIONAL INFORMATION ABOUT Voya Variable Funds
Description of the Shares of Beneficial Interest
Voya Variable Funds (“VVF”) may issue unlimited shares of beneficial interest in VVF with a par value of $1.00. The shares may be issued in one or more series and each series may consist of one or more classes. VVF has one series, which is authorized to issue multiple classes of shares. Such classes are designated Adviser Class, Class I, Class S and Class S2. All series and/or classes of VVF may not be discussed in this SAI.
All shares of each series represent an equal proportionate interest in the assets belonging to that series (subject to the liabilities belonging to the series or a class). Each series may have different assets and liabilities from any other series of VVF. Furthermore, different share classes of a series may have different liabilities from other classes of that same series. The assets belonging to a series shall be charged with the liabilities of that series and all expenses, costs, charges and reserves attributable to that series, except that liabilities, expenses, costs, charges and reserves allocated solely to a particular class, if any, shall be borne by that class. Any general liabilities, expenses, costs, charges or reserves of VVF which are not readily identifiable as belonging to any particular series or class, shall be allocated and charged by the Trustees to and among any one or more of the series or classes, in such manner as the Trustees in their sole discretion deem fair and equitable.
Redemption and Transfer of Shares
Shareholders of any series or class have the right to redeem all or part of their shares as described in the Prospectus and Declaration of Trust. Under certain circumstances, VVF may suspend the right of redemption to the extent permitted under the 1940 Act. Pursuant to the Declaration of Trust, the Trustees have the right to redeem shares of shareholders; (i) having a small value in the aggregate less than an amount established by the Trustees as set forth in the Prospectus from time to time (or to impose monthly service charges on such accounts); or (ii) if, in the opinion of the Trustees, ownership of such shares would disqualify any series of VVF as a regulated investment company under the Internal Revenue Code. The Trustees may also refuse to transfer or issue shares to any person whose acquisition of such shares would, in the opinion of the Trustees, result in such disqualification. Furthermore, the transfer of shares is subject to rules that may be established by the Trustees for a particular series or class of shares as set forth in the Prospectus from time to time.
Material Obligations and Liabilities of Owning Shares
VVF is organized as a Massachusetts business trust under Massachusetts law. Under Massachusetts law, shareholders may, under certain circumstances, be held personally liable for VVF’s obligations. However, the Declaration of Trust provides that no shareholder shall be subject to any personal liability to any person in connection with VVF property or for acts, obligations or affairs of VVF. Furthermore, the Declaration of Trust provides for indemnification against all claims and liabilities to which such shareholder may become subject by reason of his or her being or having been a shareholder and reimbursement of expenses reasonably incurred in connection with such claim or liability. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which a Portfolio would be unable to meet its obligations and the disclaimer within the Declaration of Trust is inoperative.
Subject to the foregoing, all shares issued by VVF are fully paid and nonassessable when issued in accordance with the Declaration of Trust and Prospectus.
Dividend Rights
The Trustees shall from time to time distribute ratably among the shareholders of any series or class such proportion of the net profits, surplus, capital, or assets with respect to such series or class as they may deem proper. Such distributions may be made in cash or property and among the shareholders of record at the time of declaring a distribution or at such later date as the Trustees shall determine.
Voting Rights and Shareholder Meetings
Pursuant to the Declaration of Trust, shareholders may have the power to vote, under certain circumstances (however shareholder approval may not be required), on: (1) the election or removal of trustees; (2) the approval of certain advisory contracts; (3) the termination or reorganization of VVF or any series or class; (4) an amendment to the Declaration of Trust; (5) to the same extent as stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of VVF or any series or class thereof or the shareholders; and (6) such additional matters as may be required by the 1940 Act or other applicable law, the Declaration of Trust or by-laws, or any registration of VVF with the SEC or any state, or as and when the Trustees may consider necessary or desirable. For example, under the 1940 Act, shareholders have the right to vote on any change in a fundamental investment policy, to approve a change in sub-classification of a Portfolio, to approve the distribution plan under Rule 12b-1, and to terminate the independent public accountant.
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VVF is not required to hold shareholder meetings annually. According to the Declaration of Trust, a meeting of shareholders may be called by the Trustees or the President of VVF and shall be called by the Trustees at the request in writing of the holders of at least 10% of the outstanding voting shares of VVF entitled to vote, or as required by the 1940 Act. Shareholders may take action without a meeting if a majority of shareholders entitled to vote on the matter consent to the action in writing and the consent is filed with the records of shareholder meetings.
On matters submitted to a vote, each holder of a share is entitled to one vote for each full share, and a fractional vote for each fractional share outstanding on the books of VVF. As to any matter with respect to which a separate vote of a particular series or class is required by the 1940 Act or applicable Massachusetts law, only the holders of the affected series or classes shall be entitled to vote. There shall be no cumulative voting in the election of Trustees.
Liquidation Rights
In the event of liquidation, the shareholders of a series or class are entitled to receive a pro rata share of the net assets of such series based upon the value of his or her shares as a percentage of all outstanding shares of the series.
Inspection of Records
The records of VVF shall be open to inspection by shareholders to the same extent as is permitted shareholders of a Massachusetts business corporation.
Preemptive Rights
There are no preemptive rights associated with the series’ shares.
Conversion Rights
The conversion features and exchange privileges as determined by the Trustees are described in the Prospectus and in the section of the SAI entitled “Purchase, Exchange, and Redemption of Shares.”
Sinking Fund Provisions
VVF has no sinking fund provision.
ADDITIONAL INFORMATION ABOUT Voya Variable Portfolios, Inc.
Description of the Capital Stock
Voya Variable Portfolios, Inc. (“VVPI”) may issue shares of capital stock with a par value of $0.001. The shares may be issued in one or more series and each series may consist of one or more classes. VVPI has nineteen series, which are authorized to issue multiple classes of shares. Such classes are designated Class ADV, Class I, Class P2, Class R6, Class S, Class S2, and Class T. All series and classes of VVPI may not be discussed in this SAI.
All shares of each series represent an equal proportionate interest in the assets belonging to that series (subject to the liabilities belonging to the series or a class). Each series may have different assets and liabilities from any other series of VVPI. Furthermore, different share classes of a series may have different liabilities from other classes of that same series. The assets belonging to a series shall be charged with the liabilities of that series and all expenses, costs, charges and reserves attributable to that series, except that liabilities, expenses, costs, charges and reserves allocated solely to a particular class, if any, shall be borne by that class. Any general liabilities, expenses, costs, charges or reserves of VVPI which are not readily identifiable as belonging to any particular series or class shall be allocated and charged to and among any one or more of the series or classes in such manner as the Board of Directors in its sole discretion deems fair and equitable.
Redemption and Transfer of Shares
Shareholders of any series or class have the right to redeem all or part of their shares as described in the Prospectus from time to time. Under certain circumstances VVPI may suspend the right of redemption as allowed by the rules and regulations, or any order, of the SEC. Pursuant to the Articles of Incorporation, the Board of Directors has the power to redeem shares from a shareholder whose shares have an aggregate current net asset value less than an amount established by the Board of Directors as set forth in the Prospectus from time to time. Transfers of shares are permitted at any time during normal business hours of VVPI, unless the Board of Directors determines, in its sole discretion, that allowing the transfer may result in VVPI or any series or class thereof being classified as a personal holding company as defined in the IRC.
Material Obligations and Liabilities of Owning Shares
VVPI is organized as a corporation under Maryland law. Under Maryland law, shareholders are not obligated to VVPI or its creditors with respect to their ownership of stock. All shares of VVPI issued and outstanding are fully paid and nonassessable.
Dividend Rights
Dividends or other distributions may be declared and paid for the series as the Board of Directors may from time to time determine. Distributions will be paid pro rata to all shareholders of a series in proportion to the number of shares held by shareholders on the record date. The Board of Directors may determine that no dividend or distribution shall be payable on shares as to which a shareholder purchase order and/or payment has not been received as of the record date.
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Voting Rights and Shareholder Meetings
VVPI may take no action affecting the validity or assessibility of the shares without the unanimous approval of the outstanding shares so affected.
Under Maryland law, shareholders have the right to vote on the election or removal of a Director, on certain amendments to the articles of incorporation, and on the dissolution of VVPI. Under the 1940 Act, shareholders also have the right to vote, under certain circumstances, on the election of a director, to approve certain investment advisory agreements, on any change in a fundamental investment policy, to approve a change in sub-classification of a fund, to approve the distribution plan under Rule 12b-1, and to terminate the independent public accountant.
VVPI is not required to hold shareholder meetings in any year it is not required to elect directors under the 1940 Act. In addition, according to the bylaws of VVPI, a special meeting of shareholders may be called by the president or the Board of Directors, or shall be called by the president, secretary, or any director at the request in writing of the holders of not less than 10% of the outstanding voting shares of VVPI entitled to be cast at such meeting, or as required by Maryland law or the 1940 Act.
On matters submitted to a vote, each holder of a share is entitled to one vote for each full share, and a fractional vote for each fractional share outstanding on the books of VVPI. All shares of all classes and series vote together as a single class, unless a separate vote of a particular series or class is required by Maryland law or the 1940 Act. In the event that such separate vote is required, then shares of all other series or classes shall vote as a single class provided, however, as to any matter which does not affect the interests of a particular series of class, only the shareholders of the one or more affected series or classes shall be entitled to vote.
Liquidation Rights
In the event of liquidation, the shareholders of a series or class are entitled to receive, as a liquidating distribution, the excess of the assets belonging to the liquidating series or class over the liabilities belonging to such series or class of shares.
Inspection of Records
Under Maryland Law, a shareholder of VVPI may inspect, during usual business hours, VVPI’s bylaws, shareholder proceeding minutes, annual statements of affairs and voting trust agreements. In addition, shareholders who have individually, or together, been holders of at least 5% of the outstanding shares of any class for at least 6 months, may inspect and copy VVPI’s books of account, its stock ledger and its statement of affairs under Maryland Law.
Preemptive Rights
There are no preemptive rights associated with the series’ shares.
Conversion Rights
The conversion features and exchange privileges as established by the Board of Directors are described in the Prospectus and in the section of the SAI entitled “Purchase, Exchange, and Redemption of Shares.”
Sinking Fund Provisions
VVPI has no sinking fund provision.
PURCHASE, EXCHANGE, AND REDEMPTION OF SHARES
An investor may purchase, redeem, or exchange shares in each Portfolio utilizing the methods, and subject to the restrictions, described in the Prospectus.
Purchases
Shares of each Portfolio are sold at the NAV (without a sales charge) next computed after receipt of a purchase order in proper form by the Portfolio or its delegate.
Orders Placed with Intermediaries
If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of Portfolio shares.
Subscriptions-in-Kind
Certain investors may purchase shares of a Portfolio with liquid assets with a value which is readily ascertainable by reference to a domestic exchange price and which would be eligible for purchase by a Portfolio consistent with the Portfolio’s investment policies and restrictions. These transactions only will be effected if the Adviser or a Sub-Adviser intends to retain the security in the Portfolio as an investment. Assets so purchased by a Portfolio will be valued in generally the same manner as they would be valued for purposes of pricing the Portfolio’s shares, if these assets were included in the Portfolio’s assets at the time of purchase. Each Portfolio reserves the right to amend or terminate this practice at any time.
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Redemptions
Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form, except that each Portfolio may suspend the right of redemption or postpone the date of payment during any period when: (i) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (ii) an emergency exists as determined by the SEC, as a result of which: (a) disposal by a Portfolio of securities owned by it is not reasonably practicable; or (b) it is not reasonably practical for a Portfolio to determine fairly the value of its net assets; or (iii) for such other period as the SEC may permit by rule or by order for the protection of a Portfolio’s shareholders.
The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the portfolio securities at the time of redemption or repurchase.
Payment-in Kind
Each Portfolio intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Portfolio may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, an investor may incur brokerage costs in converting such securities to cash. However, each Company/Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which obligates a Portfolio to redeem shares with respect to any one shareholder during any 90-days period solely in cash up to the lesser of $250,000 or 1.00% of the NAV of the Portfolio at the beginning of the period. To the extent possible, each Portfolio will distribute readily marketable securities, in conformity with applicable rules of the SEC. In the event a Portfolio must liquidate portfolio securities to meet redemptions, it reserves the right to reduce the redemption price by an amount equivalent to the pro-rated cost of such liquidation not to exceed one percent of the NAV of such shares.
Exchanges
Shares of any Portfolio may be exchanged for shares of any other Portfolio. Exchanges are treated as a redemption of shares of one Portfolio and a purchase of shares of one or more other Portfolios. Exchanges are effected at the respective NAV per share on the date of the exchange. Each Portfolio reserves the right to modify or discontinue its exchange privilege at any time without notice.
TAX CONSIDERATIONS
The following tax information supplements and should be read in conjunction with the tax information contained in each Portfolio’s Prospectus. The Prospectus generally describes the U.S. federal income tax treatment of each Portfolio and its shareholders. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Code, applicable U.S. Treasury Regulations, judicial authority, and administrative rulings and practice, all as in effect as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in each Portfolio. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisers regarding their particular situation and the possible application of foreign, state and local tax laws.
The following discussion is generally based on the assumption that the shares of each Portfolio will be respected as owned by insurance company separate accounts, Qualified Plans, and other eligible persons or plans permitted to hold shares of a Portfolio pursuant to the applicable Treasury Regulations without impairing the ability of the insurance company separate accounts to satisfy the diversification requirements of Section 817(h) of the Code (“Other Eligible Investors”). If this is not the case and shares of a Portfolio held by separate accounts of insurance companies are not respected as owned for U.S. federal income tax purposes by those separate accounts, the person(s) determined to own the Portfolio shares will not be eligible for tax deferral and, instead, will be taxed currently on Portfolio distributions and on the proceeds of any sale, transfer or redemption of Portfolio shares under applicable U.S. federal income tax rules that may not be discussed herein.
Each Company/Trust has not requested and will not request an advance ruling from the IRS as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the Prospectus address only some of the U.S. federal income tax considerations generally affecting investments in each Portfolio. In particular, because insurance company separate accounts, Qualified Plans and Other Eligible Investors will be the only shareholders of a Portfolio, only certain U.S. federal tax aspects of an investment in a Portfolio are described herein. Holders of Variable Contracts, Qualified Plan participants, or persons investing through an Other Eligible Investor are urged to consult the insurance company, Qualified Plan, or Other Eligible Investor through which their investment is made, as well as to consult their own tax advisors and financial planners, regarding the U.S. federal tax consequences to them of an investment in a Portfolio, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws on an investment in a Portfolio.
Qualification as a Regulated Investment Company
Each Portfolio has elected or will elect to be treated as a RIC under Subchapter M of the Code and intends each year to qualify and to be eligible to be treated as such. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Portfolio must, among other things: (a) derive at least 90% of its gross income for each taxable year from: (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below); (b) diversify its holdings so that, at the end of each quarter of the Portfolio’s taxable year: (i) at least 50% of the fair market value of its total assets consists of: (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs; and (B) other securities (other than those described in clause (A)) limited in respect of any one issuer to a value that does not exceed 5% of
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the value of the Portfolio’s total assets and 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of the Portfolio’s total assets is invested, including through corporations in which the Portfolio owns a 20% or more voting stock interest, in the securities of any one issuer (other than those described in clause (i)(A)), the securities (other than securities of other RICs) of two or more issuers the Portfolio controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships; and (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and its net tax-exempt income, for such year.
In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally defined as a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership. Certain of a Portfolio’s investments in MLPs and ETFs, if any, may qualify as interests in qualified publicly traded partnerships.
For purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership and in the case of a Portfolio’s investments in loan participations, the Portfolio shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Portfolio investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect a Portfolio’s ability to meet the diversification test in (b) above. The qualifying income and diversification requirements described above may limit the extent to which a Portfolio can engage in certain derivative transactions, as well as the extent to which it can invest in MLPs and certain commodity-linked ETFs.
If a Portfolio qualifies as a RIC that is accorded special tax treatment, the Portfolio will not be subject to U.S. federal income tax on investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).
Each Portfolio intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income (if any), and its net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards). However, no assurance can be given that a Portfolio will not be subject to U.S. federal income taxation. Any taxable income, including any net capital gain retained by a Portfolio, will be subject to tax at the Portfolio level at regular corporate rates.
In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a RIC generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year) or late-year ordinary loss (generally, the sum of its: (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, and its; (ii) other net ordinary loss attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.
In order to comply with the distribution requirements described above applicable to RICs, a Portfolio generally must make the distributions in the same taxable year that it realizes the income and gain, although in certain circumstances, a Portfolio may make the distributions in the following taxable year in respect of income and gains from the prior taxable year.
If a Portfolio declares a distribution to shareholders of record in October, November, or December of one calendar year and pays the distribution in January of the following calendar year, the Portfolio and its shareholders will be treated as if the Portfolio paid the distribution on December 31 of the earlier year.
If a Portfolio were to fail to meet the income, diversification or distribution tests described above, the Portfolio could in some cases cure such failure including by paying a fund-level tax or interest, making additional distributions, or disposing of certain assets. If the Portfolio were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify and be eligible for treatment as a RIC accorded special tax treatment under the Code for such year: (i) it would be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders; and (ii) each Participating Insurance Company separate account invested in the Portfolio would fail to satisfy the separate diversification requirements described below (See Taxation – Special Tax Considerations for Separate Accounts of Participating Insurance Companies), with the result that the Variable Contracts supported by that account would no longer be eligible for tax deferral. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC.
Excise Tax
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Amounts not distributed on a timely basis by RICs in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Portfolio level. This excise tax, however, is generally inapplicable to any RIC whose sole shareholders are separate accounts of insurance companies funding Variable Contracts, Qualified Plans, Other Eligible Investors, or other RICs that are also exempt from the excise tax. If a Portfolio is subject to the excise tax requirements and the Portfolio fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year (or December 31 of that year if the Portfolio is permitted to elect and so elects), plus any such amounts retained from the prior year, the Portfolio would be subject to a nondeductible 4% excise tax on the undistributed amounts.
A Portfolio that does not qualify for exemption from the excise tax generally intends to actually distribute or be deemed to have distributed substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax.
For purposes of the required excise tax distribution, a RIC’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year generally are treated as arising on January 1 of the following calendar year. Also, for these purposes, a Portfolio will be treated as having distributed any amount on which it is subject to corporate income tax in the taxable year ending within the calendar year.
Use of Tax Equalization
Each Portfolio distributes its net investment income and capital gains to shareholders at least annually to the extent required to qualify as a RIC under the Code and generally to avoid U.S. federal income or excise tax. Under current law, a Portfolio is permitted to treat the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ pro-rata share of the Portfolio's accumulated earnings and profits as a dividend on the Portfolio’s tax return. This practice, which involves the use of tax equalization, will reduce the amount of income and gains that a Portfolio is required to distribute as dividends to shareholders in order for the Portfolio to avoid U.S. federal income tax and excise tax, which may include reducing the amount of distributions that otherwise would be required to be paid to non-redeeming shareholders. A Portfolio’s NAV generally will not be reduced by the amount of any undistributed income or gains allocated to redeeming shareholders under this practice and thus the total return on a shareholder’s investment generally will not be reduced as a result of this practice.
Capital Loss Carryforwards
Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Portfolio’s net investment income. Instead, potentially subject to certain limitations, each Portfolio is able to carry forward a net capital loss from any taxable year to offset its capital gains, if any, realized during a subsequent taxable year. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Portfolio retains or distributes such gains.
If a Portfolio incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryover losses will retain their character as short-term or long-term. If a Portfolio incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Portfolio is permitted to carry such losses forward for eight taxable years; in the year to which they are carried over, such losses are treated as short-term capital losses that first offset short-term capital gains, and then offset any long-term capital gains. A Portfolio must use any post-2010 losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryover period.
See each Portfolio’s most recent annual shareholder report for each Portfolio’s available capital loss carryforwards, if any, as of the end of its most recently ended fiscal year.
Taxation of Investments
References to investments by a Portfolio also include investments by an Underlying Fund.
If a Portfolio invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Portfolio. Tax rules are not entirely clear about issues such as: (1) whether a Portfolio should recognize market discount on a debt obligation and, if so; (2) the amount of market discount the Portfolio should recognize; (3) when a Portfolio may cease to accrue interest, original issue discount or market discount; (4) when and to what extent deductions may be taken for bad debts or worthless securities; and (5) how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Portfolio when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its eligibility for treatment as a RIC and does not become subject to U.S. federal income or excise tax.
Foreign exchange gains and losses realized by a Portfolio in connection with certain transactions involving foreign currency-denominated debt securities, certain options, futures contracts, forward contracts and similar instruments relating to foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code. Under future U.S. Treasury Regulations, any such transactions that are not directly related to a Portfolio’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Portfolio to satisfy the 90% qualifying income test described above. If the net foreign exchange loss exceeds a Portfolio’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be available as a carryover and thus cannot be deducted by the Portfolio in future years.
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A Portfolio’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts and swap agreements), as well as any of its hedging, short sale, securities loan or similar transactions may be subject to special tax rules, such as the notional principal contract, straddle, constructive sale, wash-sale, mark-to-market (“Section 1256”), or short-sale rules. Rules governing the U.S. federal income tax aspects of certain of these transactions, including certain commodity-linked investments, are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Portfolio intends to account for such transactions in a manner it deems to be appropriate, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Portfolio has made sufficient distributions, and otherwise satisfied the relevant requirements to maintain its qualification as a RIC and avoid fund-level tax. Certain requirements that must be met under the Code in order for a Portfolio to qualify as a RIC may limit the extent to which a Portfolio will be able to engage in certain derivatives or commodity-linked transactions.
If a Portfolio receives a payment in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not be eligible for the dividends-received deduction for corporate shareholders. A dividends-received deduction is a deduction that may be available to corporate shareholders, subject to limitations and other rules, on Portfolio distributions attributable to dividends received by the Portfolio from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Portfolio attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Portfolios are urged to consult their own tax advisors and financial planners. Similar consequences may apply to repurchase and other derivative transactions.
Income, gain and proceeds received by a Portfolio from sources within foreign countries (e.g., dividends or interest paid on foreign securities) may be subject to withholding and other taxes imposed by such countries; such taxes would reduce the Portfolio’s return on those investments. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
A Portfolio may invest directly or indirectly in residual interests in REMICs or equity interests in taxable mortgage pools (“TMPs”). Under an IRS notice, and U.S. Treasury Regulations that have yet to be issued but may apply retroactively, a portion of a Portfolio’s income (including income allocated to the Portfolio from a pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC, such as a Portfolio, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly.
In general, excess inclusion income allocated to shareholders: (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions); (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or certain other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income; (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax; and (iv) in the case of an insurance company separate account supporting Variable Contracts, cannot be offset by an adjustment to the reserves and thus is currently taxed notwithstanding the more general tax deferral available to insurance company separate accounts funding Variable Contracts.
Income of a Portfolio that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the Portfolio. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Portfolio if shares in the Portfolio constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).
As noted above, certain of the ETFs and MLPs in which a Portfolio may invest qualify as qualified publicly traded partnerships. In such cases, the net income derived from such investments will constitute qualifying income for purposes of the 90% gross income requirement described earlier for qualification as a RIC. If such a vehicle were to fail to qualify as a qualified publicly traded partnership in a particular year, depending on the alternative treatment, either a portion of its gross income could constitute non-qualifying income for purposes of the 90% gross income requirement, or all of its income could be subject to corporate tax, thereby potentially reducing the portion of any distribution treated as a dividend, and more generally, the value of the Portfolio's investment therein. In addition, as described above, the diversification requirement for RIC qualification will limit a Portfolio’s investments in one or more vehicles that are qualified publicly traded partnerships to 25% of the Portfolio’s total assets as of the end of each quarter of the Portfolio’s taxable year.
“Passive foreign investment companies” (“PFICs”) are generally defined as foreign corporations where at least 75% of their gross income for their taxable year is income from passive sources (such as certain interest, dividends, rents and royalties, or capital gains) or at least 50% of their assets on average produce or are held for the production of such passive income. If a Portfolio acquires any equity interest in a PFIC, the Portfolio could be subject to U.S. federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Portfolio is timely distributed to its shareholders.
Elections may be available that would ameliorate these adverse tax consequences, but such elections would require a Portfolio to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC (in the case of a “QEF election”), or to mark the gains (and to a limited extent losses) in its interests in the PFIC “to the market” as though the Portfolio had sold and repurchased such interests on the last day of the Portfolio’s taxable year, treating such gains and losses as ordinary
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income and loss (in the case of a “mark-to-market election”). Each Portfolio may attempt to limit and/or manage its holdings in PFICs to minimize tax liability and/or maximize returns from these investments but there can be no assurance that it will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC, a Portfolio may incur the tax and interest charges described above in some instances.
Tax Shelter Reporting Regulations
Under U.S. Treasury Regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, including a Participating Insurance Company holding separate accounts, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC, such as Participating Insurance Companies that own shares in a Portfolio through their separate accounts, are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Special Tax Considerations for Separate Accounts of Insurance Companies
Under the Code, if the investments of a segregated asset account, such as the separate accounts of insurance companies, are “adequately diversified,” and certain other requirements are met, a holder of a Variable Contract supported by the account will receive favorable tax treatment in the form of deferral of tax until a distribution is made under the Variable Contract.
In general, the investments of a segregated asset account are considered to be “adequately diversified” only if: (i) no more than 55% of the value of the total assets of the account is represented by any one investment; (ii) no more than 70% of the value of the total assets of the account is represented by any two investments; (iii) no more than 80% of the value of the total assets of the account is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the account is represented by any four investments. Section 817(h) provides as a safe harbor that a segregated asset account is also considered to be “adequately diversified” if it meets the RIC diversification tests described earlier and no more than 55% of the value of the total assets of the account is attributable to cash, cash items (including receivables), U.S. government securities, and securities of other RICs.
In general, all securities of the same issuer are treated as a single investment for such purposes, and each U.S. government agency and instrumentality is considered a separate issuer. However, Treasury Regulations provide a “look-through rule” with respect to a segregated asset account’s investments in a RIC or partnership for purposes of the applicable diversification requirements, provided certain conditions are satisfied by the RIC or partnership. In particular: (i) if the beneficial interests in the RIC or partnership are held by one or more segregated asset accounts of one or more insurance companies; and (ii) if public access to such RIC or partnership is available exclusively through the purchase of a Variable Contract, then a segregated asset account’s beneficial interest in the RIC or partnership is not treated as a single investment. Instead, a pro rata portion of each asset of the RIC or partnership is treated as an asset of the segregated asset account. Look-through treatment is also available if the two requirements above are met and notwithstanding the fact that beneficial interests in the RIC or partnership are also held by Qualified Plans and Other Eligible Investors. Additionally, to the extent a Portfolio meeting the above conditions invests in underlying RICs or partnerships that themselves are owned exclusively by insurance company separate accounts, Qualified Plans, or Other Eligible Investors, the assets of those underlying RICs or partnerships generally should be treated as assets of the separate accounts investing in the Portfolio.
As indicated above, each Company/Trust intends that each of the Portfolios will qualify as a RIC under the Code. Each Company/Trust also intends to cause each Portfolio to satisfy the separate diversification requirements imposed by Section 817(h) of the Code and applicable Treasury Regulations at all times to enable the corresponding separate accounts to be “adequately diversified.” In addition, each Company/Trust intends that each Portfolio will qualify for the “look-through rule” described above by limiting the investment in each Portfolio’s shares to Participating Insurance Company separate accounts, Qualified Plans and Other Eligible Investors. Accordingly, each Company/Trust intends that each applicable insurance company, through its separate accounts, will be able to treat its interests in a Portfolio as ownership of a pro rata portion of each asset of the Portfolio, so that individual holders of the Variable Contracts underlying the separate account will qualify for favorable U.S. federal income tax treatment under the Code. However, no assurance can be made in that regard.
Failure by a Portfolio to satisfy the Section 817(h) requirements by failing to comply with the “55%-70%-80%-90%” diversification test or the safe harbor described above, or by failing to comply with the “look-through rule,” could cause the Variable Contracts to lose their favorable tax status and require a Variable Contract holder to include currently in ordinary income any income accrued under the Variable Contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury Regulations, inadvertent failure to satisfy the Section 817(h) diversification requirements may be corrected; such a correction would require a payment to the IRS. Any such failure could also result in adverse tax consequences for the insurance companies issuing the Variable Contracts.
The IRS has indicated that a degree of investor control over the investment options underlying a Variable Contract may interfere with the tax-deferred treatment of such Variable Contracts. The IRS has issued rulings addressing the circumstances in which a Variable Contract holder’s control of the investments of the separate account may cause the holder, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the holder is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the holder’s gross income.
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In determining whether an impermissible level of investor control is present, one factor the IRS considers is whether a Portfolio’s investment strategies are sufficiently broad to prevent a Contract holder from being deemed to be making particular investment decisions through its investment in the separate account. For this purpose, current IRS guidance indicates that typical fund investment strategies, even those with a specific sector or geographical focus, are generally considered sufficiently broad. Most, although not necessarily all, of the Portfolios have objectives and strategies that are not materially narrower than the investment strategies held not to constitute an impermissible level of investor control in recent IRS rulings (such as large company stocks, international stocks, small company stocks, mortgage-backed securities, money market securities, telecommunications stocks and financial services stocks).
The above discussion addresses only one of several factors that the IRS considers in determining whether a Variable Contract holder has an impermissible level of investor control over a separate account. Variable Contract holders should consult with the insurance company that issued their Variable Contract and their own tax advisors, as well as the prospectus relating to their particular Contract, for more information concerning this investor control issue.
In the event that additional rules, regulations or other guidance is issued by the IRS or the Treasury Department concerning this issue, such guidance could affect the treatment of a Portfolio as described above, including retroactively. In addition, there can be no assurance that a Portfolio will be able to continue to operate as currently described, or that the Portfolio will not have to change its investment objective or investment policies in order to prevent, on a prospective basis, any such rules and regulations from causing Variable Contract owners to be considered the owners of the shares of the Portfolio.
Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts
Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Portfolio could be required to report annually their “financial interest” in the Portfolio’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (“FBAR”). Shareholders should consult a tax advisor, and persons investing in the Portfolio through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.
Special Considerations for Contract Holders and Plan Participants
The foregoing discussion does not address the tax consequences to Contract holders or Qualified Plan participants of an investment in a Contract or participation in a Qualified Plan. Contract holders investing in a Portfolio through a Participating Insurance Company separate account, Qualified Plan participants, or persons investing in a Portfolio through Other Eligible Investors are urged to consult with their Participating Insurance Company, Qualified Plan sponsor, or Other Eligible Investor, as applicable, and their own tax advisors, for more information regarding the U.S. federal income tax consequences to them of an investment in a Portfolio.
FINANCIAL STATEMENTS
The audited financial statements, and the independent registered accounting firm’s report thereon, are included in each Portfolio’s annual shareholder report for the fiscal year ended December 31, 2017 and are incorporated herein by reference.
An annual shareholder report containing financial statements audited by each Company/Trust’s independent registered public accounting firm and an unaudited semi-annual report will be sent to shareholders each year.
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APPENDIX A – DESCRIPTION OF CREDIT RATINGS
A Description of Moody’s Investors Service, Inc.’s (“Moody’s”) Global Rating Scales
Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.
Description of Moody’s Long-Term Obligation Ratings
Aaa — Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A — Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa — Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba — Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B — Obligations rated B are considered speculative and are subject to high credit risk.
Caa — Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C- — Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Hybrid Indicator (hyb)
The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
Description of Short-Term Obligation Ratings
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1 — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2 — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3 — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Description of Moody’s US Municipal Short-Term Obligation Ratings
The Municipal Investment Grade (“MIG”) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels — MIG 1 through MIG 3 — while speculative grade short-term obligations are designated SG.
MIG 1 — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
A-1

Description of Moody’s Demand Obligation Ratings
In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (“VMIG”) scale.
VMIG 1 — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
Description of S&P Global Ratings’ (“S&P’s”) Issue Credit Ratings
A S&P’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.
Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:
•	Likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
•	Nature of and provisions of the obligation and the promise we impute;
•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
Long-Term Issue Credit Ratings*
AAA — An obligation rated ‘AAA’ has the highest rating assigned by S&P’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA — An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A — An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB — An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB, B, CCC, CC, C — Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB — An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
A-2

B — An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC — An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC — An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ’CC’ rating is used when a default has not yet occurred, but S&P’s expects default to be a virtual certainty, regardless of the anticipated time to default.
C — An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.
D — An obligation rated ’D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ’D’ rating category is used when payments on an obligation are not made on the date due, unless S&P’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ’D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ’D’ if it is subject to a distressed exchange offer.
NR — This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P’s does not rate a particular obligation as a matter of policy.
* The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the major rating categories.
Short-Term Issue Credit Ratings
A-1 — A short-term obligation rated ‘A-1’ is rated in the highest category by S&P’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2 — A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3 — A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
B — A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.
C — A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D — A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.
Description of S&P’s Municipal Short-Term Note Ratings
A S&P’s U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:
•	Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
S&P’s municipal short-term note rating symbols are as follows:
SP-1 — Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2 — Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3 — Speculative capacity to pay principal and interest.
A-3

Description of Fitch Ratings’ (“Fitch’s”) Credit Ratings Scales
Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.
The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.
Fitch’s credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).
In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation). In such cases, the agency will make clear the assumptions underlying the agency’s opinion in the accompanying rating commentary.
Description of Fitch’s Long-Term Corporate Finance Obligations Rating Scales
Fitch long-term obligations rating scales are as follows:
AAA — Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA — Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A — High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB — Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
BB — Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.
B — Highly speculative. ‘B’ ratings indicate that material credit risk is present.
CCC — ‘CCC’ ratings indicate that substantial credit risk is present.
CC —’CC’ ratings indicate very high levels of credit risk.
C — ‘C’ ratings indicate exceptionally high levels of credit risk.
Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.
Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘CCC’.
The subscript ‘emr’ is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.
Description of Fitch’s Short-Term Ratings
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.
Fitch short-term ratings are as follows:
F1 — Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
A-4

F2 — Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3 — Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B — Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C — High short-term default risk. Default is a real possibility.
RD — Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.
D — Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.
A-5

APPENDIX B – PROXY VOTING PROCEDURES AND GUIDELINES
B-1

PROXY VOTING PROCEDURES AND GUIDELINES

VOYA FUNDS

VOYA INVESTMENTS, LLC

Date Last Revised:  March 15, 2018

Proxy Voting Procedures and Guidelines for the Voya Funds and Advisor

Introduction

The purpose of these Proxy Voting Procedures and Guidelines (the “Procedures”, the “Guidelines”) is to set forth the Board of Directors/Trustees of the Voya funds’ (the “Board”) instructions to Voya Investments, LLC (referred to as the “Advisor”) for the voting of proxies for each fund the Board serves as Director/Trustee (the “Funds”).

The Board may elect to delegate proxy voting to a sub-advisor of the Funds and also approve the sub-advisor’s proxy policies and procedures for implementation on behalf of such Voya fund (a “Sub-Advisor-Voted Fund”).  A Sub-Advisor-Voted Fund is not covered under these Procedures and Guidelines, except as described in the Reporting and Record Retention section below with respect to vote reporting requirements.  However, they are covered by those sub-advisor’s proxy policies, provided that the Board has approved them.

These Procedures and Guidelines incorporate principles and guidance set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff on the fiduciary duty of the Board to ensure that proxies are voted in a timely manner and that voting decisions are in the Funds’ beneficial owners’ best interest.

The Board, through these instructions, delegates to the Advisor’s Proxy Coordinator the responsibility to vote the Funds’ proxies in accordance with these Procedures and Guidelines on behalf of the Board.  The Board further delegates to the Compliance Committee of the Board certain oversight duties regarding the Advisor’s functions as it pertains to the voting of the Funds’ proxies.

The Board directs the engagement of a Proxy Advisory Firm to be initially appointed and annually reviewed and approved by the Board.  The Proxy Coordinator is responsible for overseeing the Proxy Advisory Firm and shall direct the Proxy Advisory Firm to vote proxies in accordance with the Guidelines.

These Procedures and Guidelines will be reviewed by the Board’s Compliance Committee annually, and will be updated when appropriate.  No change to these Procedures and Guidelines will be made except pursuant to Board direction.  Non-material amendments, however, may be approved for immediate implementation by the Board’s Compliance Committee, subject to ratification by the full board at its next regularly scheduled meeting.

Advisor’s Roles and Responsibilities

Proxy Coordinator

The Voya Proxy Coordinator shall direct the Proxy Advisory Firm to vote proxies on behalf of the Funds and the Advisor in connection with annual and special meetings of shareholders (except those regarding bankruptcy matters and/or related plans of reorganization).

The Proxy Coordinator is responsible for overseeing the Proxy Advisory Firm (as defined in the Proxy Advisory Firm section below) and voting the Funds’ proxies in accordance with the Procedures and Guidelines on behalf of the Funds and the Advisor.  The Proxy Coordinator is authorized to direct the Proxy Advisory Firm to vote a Fund’s proxy in accordance with the Procedures and Guidelines.  Responsibilities assigned to the Proxy Coordinator, or activities that support it, may be performed by such members of the Proxy Group (as defined in the Proxy Group section below) or employees of the Advisor’s affiliates as the Proxy Group deems appropriate.

The Proxy Coordinator is also responsible for identifying and informing Counsel (as defined in the Counsel section below) of potential conflicts between the proxy issuer and the Proxy Advisory Firm, the Advisor, the Funds’ principal underwriters, or an affiliated person of the Funds.  The Proxy Coordinator will identify such potential conflicts of interest based on information the Proxy Advisory Firm periodically provides; client analyses, distributor, broker-dealer, and vendor lists; and information derived from other sources, including public filings.

Proxy Advisory Firm

The Proxy Advisory Firm is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely manner.  To the extent applicable, the Proxy Advisory Firm is required to provide research, analysis, and vote

Revision Date:  March 15, 2018

2

recommendations under its Proxy Voting guidelines.  Additionally, the Proxy Advisory Firm is required to produce custom vote recommendations in accordance with the Guidelines and their vote recommendations.

Proxy Group

The members of the Proxy Group, which may include employees of the Advisor’s affiliates, are identified in Exhibit 1, and may be amended from time to time at the Advisor’s discretion except that the Funds’ Chief Investment Risk Officer, the Funds’ Chief Compliance Officer, and the Funds’ Proxy Coordinator shall be members unless the Board determines otherwise.

Investment Professionals

The Funds’ sub-advisors and/or portfolio managers are each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”.  The Board encourages the Funds’ Investment Professionals to submit a recommendation to the Proxy Group regarding any proxy-voting-related proposal pertaining to the portfolio securities over which they have day-to-day portfolio management responsibility.  Additionally, when requested, Investment Professionals are responsible for submitting a recommendation to the Proxy Group regarding proxy voting related proxy contests, proposals related to companies with dual class shares with superior voting rights, or mergers and acquisitions involving to the portfolio securities over which they have day-to-day portfolio management responsibility.

Counsel

A member of the mutual funds legal practice group of the Advisor (“Counsel”) is responsible for determining if a potential conflict of interest involving a proxy issuer is in fact a conflict of interest.  If Counsel deems a proxy issuer to be a conflict of interest, the Counsel must notify the Proxy Coordinator, who will in turn notify the Chair of the Compliance Committee of such conflict of interest.

Proxy Voting Procedures

Proxy Group Oversight

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Funds’ Chief Investment Risk Officer or the Funds’ Chief Compliance Officer) will constitute a quorum for purposes of taking action at any meeting of the Group.

The Proxy Group may meet in person or by telephone.  The Proxy Group also may take action via email in lieu of a meeting, provided that the Proxy Coordinator follows the directions of a majority of a quorum responding via e-mail.

A Proxy Group meeting will be held whenever:

•                  The Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Guidelines.

•                  The Proxy Advisory Firm has made no recommendation on a matter and the Procedures do not provide instruction.

•                  A matter requires case-by-case consideration, including those in which the Proxy Advisory Firm’s recommendation is deemed to be materially conflicted.

•                  The Proxy Coordinator requests the Proxy Group’s input and vote recommendation on a matter.

At its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities and related activities assigned to the Proxy Group, on its behalf, provided that such instructions do not violate any requirements of these Procedures or the Guidelines.

If the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Proxy Advisory Firm’s recommendation, these recommendations do not violate any requirements of these Procedures or the Guidelines, and no conflict of interest exists, the Proxy Coordinator may implement the instructions without calling a Proxy Group meeting.

For each proposal referred to the Proxy Group, it will review:

•                  The relevant Procedures and Guidelines,

•                  The recommendation of the Proxy Advisory Firm, if any,

•                  The recommendation of the Investment Professional(s), if any,

•                  Other resources that any Proxy Group member deems appropriate to aid in a determination of a recommendation.

3

Vote Instruction

While the vote of a simple majority of the voting members present will determine any matter submitted to a vote, tie votes will be resolved by securing the vote of members not present at the meeting.  The Proxy Coordinator will ensure compliance with all applicable voting and conflict of interest procedures, and will use best efforts to secure votes from as many absent members as may reasonably be accomplished, providing such members with a substantially similar level of relevant information as that provided at the in-person meeting.

In the event a tie vote cannot be resolved, or in the event that the vote remains a tie, the Proxy Coordinator will refer the vote to the Compliance Committee Chair for vote determination.

In the event a tie vote cannot be timely resolved in connection with a voting deadline, the Proxy Coordinator will vote in accordance with the Proxy Advisory Firm’s recommendation.

A member of the Proxy Group may abstain from voting on any given matter, provided that the member does not participate in the Proxy Group discussion(s) in connection with the vote determination.  If abstention results in the loss of quorum, the process for resolving tie votes will be observed.

If the Proxy Group recommends that a Fund vote contrary to the Guidelines, as might be the case upon review of a recommendation from an Investment Professional, the Proxy Coordinator will follow the procedures in the Out-of-Guidelines section below.

Vote Classification

These Procedures and Guidelines specify how the Funds generally will vote with respect to the proposals indicated.  Unless otherwise noted, the Proxy Group instructs the Proxy Coordinator, on behalf of the Advisor, to vote in accordance with these Procedures and Guidelines.

Within-Guidelines Votes:  Votes in Accordance with the Guidelines

In the event the Proxy Group and, where applicable, an Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Proxy Advisory Firm, through the Proxy Coordinator, to vote in this manner.

Out-of-Guidelines Votes:  Votes Contrary to the Guidelines

A vote would be considered Out-of-Guidelines if the:

•                  Vote is contrary to the Guidelines based on the Compliance Committee or Proxy Group determination that the application of the Guidelines is inapplicable or inappropriate under the circumstances.  Such votes include, but are not limited to votes cast based on the recommendation of an Investment Professional.

•                  Vote is contrary to the Guidelines unless the Guidelines stipulate Case-by-Case consideration or that primary consideration will be given to input from an Investment Professional, notwithstanding that the vote appears contrary to these Procedures and Guidelines and/or the Proxy Advisory Firm’s recommendation.

Routine Matters

Upon instruction from the Proxy Coordinator, the Proxy Advisory Firm will submit a vote as described in these Procedures and Guidelines where there is a clear policy (e.g., “For,” “Against,” “Withhold,” or “Abstain”) on a proposal.

Matters Requiring Case-by-Case Consideration

The Proxy Advisory Firm will refer proxy proposals to the Proxy Coordinator when these Procedures and Guidelines indicate “Case-by-Case.”  Additionally, the Proxy Advisory Firm will refer any proxy proposal under circumstances where the application of these Procedures and Guidelines is unclear, appears to involve unusual or controversial issues, or is silent regarding the proposal.

Upon receipt of a referral from the Proxy Advisory Firm, the Proxy Coordinator may solicit additional research or clarification from the Proxy Advisory Firm, Investment Professional(s), or other sources.

The Proxy Coordinator will review matters requiring Case-by-Case consideration to determine if the Proxy Group had previously provided the Proxy Coordinator with standing vote instructions, or a provision within

4

the Guidelines is applicable based on prior voting history.

If a matter requires input and a vote determination from the Proxy Group, the Proxy Coordinator will forward the Proxy Advisory Firm’s analysis and recommendation, the Proxy Coordinator’s recommendation and/or any research obtained from the Investment Professional(s), the Proxy Advisory Firm, or any other source to the Proxy Group.  The Proxy Group may consult with the Proxy Advisory Firm and/or Investment Professional(s) as appropriate.

The Proxy Coordinator will use best efforts to convene a Proxy Group meeting with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with a voting deadline, it is the policy of the Funds and Advisor to vote in accordance with the Proxy Advisory Firm’s recommendation.

Non-Votes:  Votes in which No Action is Taken

The Proxy Coordinator will make reasonable efforts to secure and vote all proxies for the Funds, including markets where shareholders’ rights are limited.  Nevertheless, the Proxy Group may recommend that a Fund refrain from voting under certain circumstances including:

•                  The economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of a Voya fund or proxies being considered on behalf of a Fund that is no longer in existence.

•                  The cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases when share blocking practices may impose trading restrictions on the relevant portfolio security.

In such cases, the Proxy Group may instruct the Proxy Advisory Firm, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.

Further, Counsel may require the Proxy Coordinator to abstain from voting any proposal that is subject to a material conflict of interest provided that abstaining has no effect on the vote outcome.

Matters Requiring Further Consideration

Referrals to the Compliance Committee

If a vote is deemed Out-of-Guidelines and Counsel has determined that a material conflict of interest appears to exist with respect to the party or parties (i.e. Proxy Advisory Firm, the Advisor, underwriters, affiliates, any participating Proxy Group member, or any Investment Professional(s)) participating in the voting process, the Proxy Coordinator will refer the vote to the Compliance Committee Chair.

Further, if an Investment Professional discloses a potential conflict of interest, and Counsel determines that the conflict of interest appears to exist, the proposal will also be referred to the Compliance Committee for review, regardless of whether the vote is Within- or Out-of-Guidelines.

The Compliance Committee will be provided all recommendations (including Investment Professional(s)), analyses, research, and Conflicts Reports and any other written materials used to establish whether a conflict of interest exists, and will instruct the Proxy Coordinator how such referred proposals should be voted.

The Proxy Coordinator will use best efforts to refer matters to the Compliance Committee for its consideration in a timely manner. In the event any such matter cannot be referred to or considered by the Compliance Committee in a timely manner, the Compliance Committee’s standing instruction is to vote Within Guidelines.

The Compliance Committee will receive a report detailing proposals that were voted Out-of-Guidelines, if the Investment Professional’s recommendation was not acted on, or was referred to the Compliance Committee.

Consultation with Compliance Committee

The Proxy Coordinator may consult the Compliance Committee Chair for guidance on behalf of the Committee if application of these Procedures and Guidelines is unclear, or a recommendation is received from an Investment Professional in connection with any unusual or controversial issue.

5

Conflicts of Interest

The Advisor shall act in the Funds’ beneficial owners’ best interests and strive to avoid conflicts of interest.

Conflicts of interest can arise, for example, in situations where:

•                  The issuer is a vendor whose products or services are material to the Voya Funds, the Advisor or their affiliates;

•                  The issuer is an entity participating to a material extent in the distribution of the Voya Funds;

•                  The issuer is a significant executing broker dealer;

•                  Any individual that participates in the voting process for the Funds including an Investment Professional, a member of the Proxy Group, an employee of the Advisor, or Director/Trustee of the Board serves as a director or officer of the issuer; or

•                  The issuer is Voya Financial.

Potential Conflicts with a Proxy Issuer

The Proxy Coordinator is responsible for identifying and informing Counsel of potential conflicts with the proxy issuer.  In addition to obtaining potential conflict of interest information described in the Roles and Responsibilities section above, members of the Proxy Group are required to disclose to the Proxy Coordinator any potential conflicts of interests prior to discussing the Proxy Advisory Firms’ recommendation.

The Proxy Group member will advise the Proxy Coordinator in the event he/she believes that a potential or perceived conflict of interest exists that may preclude him/her from making a vote determination in the best interests of the Funds’ beneficial owners.  The Proxy Group member may elect to recuse himself/herself from consideration of the relevant proxy or have Counsel consider the matter, recusing him/herself only in the event Counsel determines that a material conflict of interest exists.  If recusal, whether voluntary or pursuant to Counsel’s findings, does not occur prior to the member’s participation in any Proxy Group discussion of the relevant proxy, any Out-of-Guidelines Vote determination is subject to the Compliance Committee referral process.  Should members of the Proxy Group verbally disclose a potential conflict of interest, they are required to complete a Conflict of Interest Report, which will be reviewed by Counsel.

Investment Professionals are also required to complete a Conflict of Interest Report or confirm that they do not have any potential conflicts of interests when submitting a vote recommendation to the Proxy Coordinator.

The Proxy Coordinator gathers and analyzes the information provided by the Proxy Advisory Firm, the Advisor, the Funds’ principal underwriters, affiliates of the Funds, Proxy Group members, Investment Professionals, and the Directors and Officers of the Funds.  Counsel will document such potential material conflicts of interest on a consolidated basis as appropriate.

The Proxy Coordinator will instruct the Proxy Advisory Firm to vote the proxy as recommended by the Proxy Group if Counsel determines that a material conflict of interest does not appear to exist with respect to a proxy issuer, any participating Proxy Group member, or any participating Investment Professional(s).

Compliance Committee Oversight

The Proxy Coordinator will refer a proposal to the Funds’ Compliance Committee if the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a material conflict of interest appears to exist in order that the conflicted party(ies) have no opportunity to exercise voting discretion over a Fund’s proxy.

The Proxy Coordinator will refer the proposal to the Compliance Committee Chair, forwarding all information relevant to the Compliance Committee’s review, including the following or a summary of its contents:

•                  The applicable Procedures and Guidelines

•                  The Proxy Advisory Firm recommendation

•                  The Investment Professional(s)’s recommendation, if available

•                  Any resources used by the Proxy Group in arriving at its recommendation

•                  Counsel’s findings

•                  Conflicts Report(s) and/or any other written materials establishing whether a conflict of interest exists.

In the event a member of the Funds’ Compliance Committee believes he/she has a conflict of interest that would preclude him/her from making a vote determination in the best interests of the applicable Fund’s

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beneficial owners, the Compliance Committee member will advise the Compliance Committee Chair and recuse himself/herself with respect to the relevant proxy determinations.

Conflicts Reports

Investment Professionals, the Proxy Advisory Firm, and members of the Compliance Committee, the Proxy Group, and the Proxy Coordinator are required to disclose any potential conflicts of interest and/or confirm they do not have a conflict of interest in connection with their participation in the voting process for portfolio securities.  The Conflicts Report should describe any known relationships of either a business or personal nature that Counsel has not previously assessed, which may include communications with respect to the referral item, but excluding routine communications with or submitted to the Proxy Coordinator or Investment Professional(s) on behalf of the subject company or a proponent of a shareholder proposal.

The Conflicts Report should also include written confirmation that the Investment Professional based the recommendation in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists solely on the investment merits of the proposal and without regard to any other consideration.

Completed Conflicts Reports should be provided to the Proxy Coordinator as soon as possible and may be submitted to the Proxy Coordinator verbally, provided the Proxy Coordinator completes the Conflicts Report, and the submitter reviews and approves the Conflict Report in writing.

The Proxy Coordinator will forward all Conflicts Reports to Counsel for review.  Upon review, Counsel will provide the Proxy Coordinator with a brief statement indicating if a material conflict of interest is present.

Counsel will document such potential conflicts of interest on a consolidated basis as appropriate rather than maintain individual Conflicts Reports.

Assessment of the Proxy Advisory Firm

The Proxy Coordinator, on behalf of the Board and the Advisor, will assess if the Proxy Advisory Firm:

•                  Is independent from the Advisor

•                  Has resources that indicate it can competently provide analysis of proxy issues

•                  Can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners

•                  Has adequate compliance policies and procedures to:

•                  Ensure that its proxy voting recommendations are based on current and accurate information

•                  Identify and address conflicts of interest.

The Proxy Coordinator will utilize, and the Proxy Advisory Firm will comply with, such methods for completing the assessment as the Proxy Coordinator may deem reasonably appropriate.  The Proxy Advisory Firm will also promptly notify the Proxy Coordinator in writing of any material change to information previously provided to the Proxy Coordinator in connection with establishing the Proxy Advisory Firm’s independence, competence, or impartiality.

Information provided in connection with the Proxy Advisory Firm’s potential conflict of interest will be forwarded to Counsel for review.  Counsel will review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

Voting Funds of Funds, Investing Funds and Feeder Funds

Funds that are “Funds-of-Funds” will “echo” vote their interests in underlying mutual funds, which may include mutual funds other than the Voya funds indicated on Voya’s website (www.voyainvestments.com).  Meaning that, if the Fund-of-Funds must vote on a proposal with respect to an underlying investment company, the Fund-of-Funds will vote its interest in that underlying fund in the same proportion all other shareholders in the underlying investment company voted their interests.

However, if the underlying fund has no other shareholders, the Fund-of-Funds will vote as follows:

•                  If the Fund-of-Funds and the underlying fund are being solicited to vote on the same proposal (e.g., the election of fund directors/trustees), the Fund-of-Funds will vote the shares it holds in the underlying fund in the same proportion as all votes received from the holders of the Fund-of-Funds’ shares with respect to that proposal.

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•                  If the Fund-of-Funds is being solicited to vote on a proposal for an underlying fund (e.g., a new Sub-Advisor to the underlying fund), and there is no corresponding proposal at the Fund-of-Funds level, the Board will determine the most appropriate method of voting with respect to the underlying fund proposal.

An Investing Fund (e.g., any Voya fund), while not a Fund-of-Funds will have the foregoing Fund-of-Funds procedure applied to any Investing Fund that invests in one or more underlying funds.  Accordingly:

•                  Each Investing Fund will “echo” vote its interests in an underlying fund, if the underlying fund has shareholders other than the Investing Fund.

•                  In the event an underlying fund has no other shareholders, and the Investing Fund and the underlying fund are being solicited to vote on the same proposal, the Investing Fund will vote its interests in the underlying fund in the same proportion as all votes received from the holders of its own shares on that proposal.

•                  In the event an underlying fund has no other shareholders, and there is no corresponding proposal at the Investing Fund level, the Board will determine the most appropriate method of voting with respect to the underlying fund proposal.

A fund that is a “Feeder Fund” in a master-feeder structure passes votes requested by the underlying master fund to its shareholders.  Meaning that, if the master fund solicits the Feeder Fund, the Feeder Fund will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to how it should vote its interest in an underlying master fund.

When a Voya fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s proxy voting policies and procedures.  As such, except as described in the Reporting and Record Retention section below, Feeder Funds will not be subject to these Procedures and Guidelines.

Securities Lending

Many of the Funds participate in securities lending arrangements to generate additional revenue for the Fund.  Accordingly, the Fund will not be able to vote securities that are on loan under these arrangements.  However, under certain circumstances, for voting issues that may have a significant impact on the investment, the Proxy Group or Proxy Coordinator may request to recall securities that are on loan if they determine that the benefit of voting outweighs the costs and lost revenue to the Fund and the administrative burden of retrieving the securities.

Investment Professionals may also deem a vote is “material” in the context of the portfolio(s) they manage.  Therefore, they may request that lending activity on behalf of their portfolio(s) with respect to the relevant security be reviewed by the Proxy Group and considered for recall and/or restriction.  The Proxy Group will give primary consideration to relevant Investment Professional input in its determination of whether a given proxy vote is material and the associated security accordingly restricted from lending.  The determination that a vote is material in the context of a Fund’s portfolio will not mean that such vote is considered material across all Funds voting at that meeting.  In order to recall or restrict shares on a timely basis for material voting purposes, the Proxy Coordinator, on behalf of the Proxy Group, will use best efforts to consider, and when appropriate, to act upon, such requests on a timely basis.  Requests to review lending activity in connection with a potentially material vote may be initiated by any relevant Investment Professional and submitted for the Proxy Group’s consideration at any time.

Reporting and Record Retention

Reporting by the Funds

Annually, as required, each Fund and each Sub-Advisor-Voted Fund will post its proxy voting record, or a link to the prior one-year period ending on June 30th on the Voya Funds’ website.  The proxy voting record for each Fund and each Sub-Advisor-Voted Fund will also be available on Form N-PX in the EDGAR database on the website of the Securities and Exchange Commission (“SEC”).  For any Voya fund that is a feeder in a master/feeder structure, no proxy voting record related to the portfolio securities owned by the master fund will be posted on the Voya funds’ website or included in the Fund’s Form N-PX; however, a cross-reference to the master fund’s proxy voting record as filed in the SEC’s EDGAR database will be

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included in the Fund’s Form N-PX and posted on the Voya funds’ website.  If an underlying master fund solicited any Feeder Fund for a vote during the reporting period, a record of the votes cast by means of the pass-through process described above will be included on the Voya funds’ website and in the Feeder Fund’s Form N-PX.

Reporting to the Compliance Committee

At each regularly scheduled quarterly Compliance Committee meeting, the Compliance Committee will receive a report from the Proxy Coordinator indicating each proxy proposal, or a summary of such proposals, that was:

1.              Voted Out-of-Guidelines, including any proposals voted Out-of-Guidelines as a result of special circumstances raised by an Investment Professional;

2.              Voted Within-Guidelines in cases when the Proxy Group did not agree with an Investment Professional’s recommendation;

3.              Referred to the Compliance Committee for determination.

The report will indicate the name of the company, the substance of the proposal, a summary of the Investment Professional’s recommendation, where applicable, and the reasons for voting, or recommending, an Out-of-Guidelines Vote or, in the case of (2) above, a Within-Guidelines Vote.

Reporting by the Proxy Coordinator on behalf of the Advisor

The Advisor will maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following:

•                  A copy of each proxy statement received regarding a Fund’s portfolio securities.  Such proxy statements the issuers send are available either in the SEC’s EDGAR database or upon request from the Proxy Advisory Firm.

•                  A record of each vote cast on behalf of a Fund.

•                  A copy of any Advisor-created document that was material to making a proxy vote decision, or that memorializes the basis for that decision.

•                  A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Advisor voted proxies on behalf of a Fund.

•                  A record of all recommendations from Investment Professionals to vote contrary to the Guidelines.

•                  All proxy questions/recommendations that have been referred to the Compliance Committee, and all applicable recommendations, analyses, research, Conflict Reports, and vote determinations.

All proxy voting materials and supporting documentation will be retained for a minimum of six years, the first two years in the Advisor’s office.

Records Maintained by the Proxy Advisory Firm

The Proxy Advisory Firm will retain a record of all proxy votes handled by the Proxy Advisory Firm.  Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act.  In addition, the Proxy Advisory Firm is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Advisor upon request.

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PROXY VOTING GUIDELINES

Introduction

Proxies must be voted in the best interest of the Funds’ beneficial owners.  The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give an indication of how Fund securities will be voted on proposals dealing with particular issues.  Nevertheless, the Guidelines are not exhaustive, do not include all potential voting issues, and proposals may be addressed, as necessary, on a CASE-BY-CASE basis rather than according to the Guidelines, factoring in the merits of the rationale and disclosure provided.

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application.  All matters for which such disclosure is not available will be considered CASE-BY-CASE.

The Board encourages Investment Professionals to submit a recommendation to the Proxy Group regarding proxy voting related to the portfolio securities over which they have day-to-day portfolio management responsibility.  Recommendations from the Investment Professionals may be submitted or requested in connection with any proposal and are likely to be requested with respect to proxies for private equity or fixed income securities and/or proposals related to merger transactions/corporate restructurings, proxy contests, or unusual or controversial issues.

These policies may be overridden in any case as provided for in the Procedures.  Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis when unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement, or other legal requirement to which an issuer may be or become subject.  No proposal will be supported whose implementation would contravene such requirements.

General Policies

The Funds’ policy is generally to support the recommendation of the relevant company’s management when the Proxy Advisory Firm’s recommendation also aligns with such recommendation and to vote in accordance with the Proxy Advisory Firm’s recommendation when management has made no recommendation.  However, this policy will not apply to CASE-BY-CASE proposals for which a contrary recommendation from the relevant Investment Professional(s) is being utilized.

Input from Investment Professionals will be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund if they involve merger transactions/corporate restructurings, proxy contests, fixed income or private equity securities, or unusual or controversial issues.

The Fund’s policy is to not support proposals that would impose a negative impact on existing rights of the Funds’ beneficial owners to the extent that any positive impact would not be determined sufficient to outweigh removal or diminution of such rights.  Depending on the relevant market, appropriate opposition may be expressed as an ABSTAIN, AGAINST, or WITHHOLD vote.

International Policies

Companies incorporated outside the U.S. are subject to the foregoing U.S. Guidelines if they are listed on a U.S. exchange and treated as a U.S. domestic issuer by the SEC.  Where applicable, certain U.S. Guidelines may also be applied to companies incorporated outside the U.S., e.g., companies with a significant base of U.S. operations and employees.  However, the following provide for differing regulatory and legal requirements, market practices, and political and economic systems existing in various international markets.

Funds will vote AGAINST international proxy proposals when the Proxy Advisory Firm recommends voting AGAINST such proposal because relevant disclosure by the company, or the time provided for consideration of such disclosure, is inadequate.

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The Funds will consider proposals that are associated with a firm AGAINST vote on a CASE-BY-CASE basis if the Proxy Advisory Firm recommends their support when:

•                  The company or market transitions to better practices (e.g., having committed to new regulations or governance codes);

•                  The market standard is stricter than the Fund’s guidelines; or

•                  It is the more favorable choice when shareholders must choose between alternate proposals.

Proposal Specific Policies

As mentioned above, these policies may be overridden in any case as provided for in the Procedures.  Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis when unusual or controversial circumstances so dictate.

Proxy Contests:

Consider votes in contested elections on a CASE-BY-CASE basis, with primary consideration given to input from the relevant Investment Professional(s).

Uncontested Proxies:

1-             The Board of Directors

Overview

The Funds will lodge disagreement with a company’s policies or practices by withholding support from the relevant proposal rather than from the director nominee(s) to which the Proxy Advisory Firm assigns a correlation.  Support will be withheld from directors deemed responsible for governance shortfalls.  If the director(s) are not standing for election (e.g., the board is classified), support will not be withheld from others in their stead.  When a determination is made to withhold support due to concerns other than those related to an individual director’s independence or actions, responsibility may be attributed to the entire board, a committee, or an individual, taking into consideration whether the desired effect is to send a message or to remove the director from service.  The Funds’ approach is to apply the following vote accountability guideline (“Vote Accountability Guideline”):

•                  Board chair or relevant committee chair

•                  Lead director or committee member(s)

•                  All incumbent board members.

The Funds will vote FOR directors in connection with issues raised by the Proxy Advisory Firm if the director did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Proxy Advisory Firm.

Vote with the Proxy Advisory Firm’s recommendation when more candidates are presented than available seats and no other provisions under these Guidelines apply.

In cases where a director holds more than one board seat and corresponding votes, manifested as one seat as a physical person plus an additional seat as a representative of a legal entity, generally vote with the Proxy Advisory Firm’s recommendation to withhold support from the legal entity and vote on the physical person.

Bundled Director Slates

WITHHOLD support from directors or slates of directors when they are presented in a manner not aligned with market best practice and/or regulation, irrespective of complying with independence requirements, such as:

•                  Bundled slates of directors (e.g., Canada, France, Hong Kong, or Spain);

•                  In markets with term lengths capped by regulation or market practice, directors whose terms exceed the caps or are not disclosed; or

•                  Directors whose names are not disclosed in advance of the meeting or far enough in advance relative to voting deadlines to make an informed voting decision.

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For companies with multiple slates in Italy, follow the Proxy Advisory Firm’s standards for assessing which slate is best suited to represent shareholder interests.

Independence

Director and Board/Committee Independence

The Fund will consider the relevant country or market listing exchange and the Proxy Advisory Firm’s standards with respect to determining director independence and Board/Committee independence levels.  Note:  Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to majority board independence.

The Fund’s will consider non-independent directors standing for election on a CASE-BY-CASE basis when the full board or committee does not meet the market independence requirements.

•                  WITHHOLD support from the fewest non-independent directors including the Founder, Chairman or CEO if their removal would achieve the independence requirements across the remaining board, except that support may be withheld from additional directors whose relative level of independence cannot be differentiated, or the number required to achieve the independence requirements is equal to or greater than the number of non-independent directors standing for election.

•                  WITHHOLD support from slates of directors if the board’s independence cannot be ascertained due to inadequate disclosure or when the board’s independence does not meet the applicable independence requirements of the relevant exchange.

•                  WITHHOLD support from key committee slates if they contain non-independent directors in the election.

•                  WITHHOLD support from non-independent directors if the full board serves or the board has not established such a committee, and relevant country or market listing exchange requires the establishment of such committee.

Self-Nominated/Shareholder-Nominated Director Candidates

Consider self-nominated or shareholder-nominated director candidates on a CASE-BY-CASE basis. WITHHOLD support from the candidate when:

•                  Adequate disclosure has not been provided (e.g., rationale for candidacy and candidate’s qualifications relative to the company);

•                  A candidate will not be supported if the candidate’s agenda is not in line with the long-term best interests of the company; or

•                  Cases of multiple self-nominated candidates may be considered as a proxy contest if similar issues are raised (e.g., potential change in control).

Management Proposals Seeking Non-Board Member Service on Key Committees

Vote AGAINST proposals that permit non-board members to serve on the audit, remuneration (compensation), nominating and/or governance committee, provided that bundled slates may be supported if no slate nominee serves on the relevant committee(s) except where best market practice otherwise dictates.

Consider other concerns regarding committee members on a CASE-BY-CASE basis.

Shareholder Proposals Regarding Board/Key Committee Independence

•                  Vote AGAINST shareholder proposals asking that the independence be greater than that required by the country or market listing exchange, or asking to redefine director independence.

Board Member Roles and Responsibilities

The Funds generally will review issues of the corresponding proposal (e.g., advisory vote on executive compensation or auditor ratification) rather than on the board or relevant committee members.

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Attendance

WITHHOLD support from a director who, during both of the most recent two years, has served on the board during the two-year period but attended less than 75 percent of the board and committee meetings without a valid reason for the absences or if the two-year attendance record cannot be ascertained from available disclosure (e.g., the company did not disclose which director(s) attended less than 75 percent of the board and committee meetings during the director’s period of service without a valid reason for the absences).

The two-year attendance policy shall be applied to attendance of statutory auditors at Japanese companies.

Over-boarding

Vote FOR directors without regard to “over-boarding” issues, unless when in conjunction with attendance issues during the most recent year.  Consider such circumstances on a CASE-BY-CASE basis.

Vote AGAINST shareholder proposals limiting the number of public company boards on which a director may serve.

Combined Chairman / CEO Role

Vote FOR directors without regard to recommendations that the position of chairman should be separate from that of CEO, or should otherwise require to be independent, unless other concerns requiring CASE-BY-CASE consideration are raised (e.g., former CEOs proposed as board chairmen in markets, such as the United Kingdom, for which best practice recommends against such practice).

Vote AGAINST shareholder proposals requiring that the positions of chairman and CEO be held separately, unless significant corporate governance concerns have been cited.  Consider such circumstances on a CASE-BY-CASE basis.

Cumulative/Net Voting Markets (e.g., Russia)

When cumulative or net voting applies, generally follow the Proxy Advisory Firm’s approach to vote FOR nominees, such as when asserted by the issuer to be independent, irrespective of key committee membership, even if independence disclosure or criteria fall short of the Proxy Advisory Firm’s standards.

Board Accountability

Diversity

Consider directors on a CASE-BY-CASE basis according to the Vote Accountability Guideline if there is an absence of diversity on the board and the company fails to disclose a formal written diversity policy.

Consider shareholder proposals on a CASE-BY-CASE basis that request the company to adopt a policy to improve / promote diversity if there is an absence of diversity on the board and the company fails to disclose a formal written diversity policy.

Return On Equity

Vote FOR the top executive at companies in Japan if the only reason the Proxy Advisory Firm’s Withhold recommendation is due to the company underperforming in terms of capital efficiency or company performance; e.g. net losses or low return on equity (ROE).

Compensation Practices (U.S. and Canada)

It is the Funds’ policy that matters of compensation are best determined by an independent board and compensation committee.  Therefore, support may be withheld from compensation committee members whose actions or disclosure do not appear to support compensation practices aligned with the best interests of the company and its shareholders.

Where applicable, votes on compensation committee members in connection with compensation practices should be considered on a CASE-BY-CASE basis:

•                  Say on pay responsiveness.  Compensation committee members opposed by the Proxy Advisory Firm for failure to sufficiently address compensation concerns prompting significant opposition to the most recent say on pay vote or continuing to maintain problematic pay practices will be considered on a CASE-BY-CASE basis, factoring in considerations such as level of shareholder opposition, subsequent actions taken by the compensation committee, and level of responsiveness disclosure.

•                  Say on pay frequency.  WITHHOLD support according to the Vote Accountability Guideline if the Proxy Advisory Firm opposes directors because the company has failed to include a Say on Pay proposal

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and/or a Frequency of Say on Pay proposal when required under SEC or market regulatory provisions; or implemented a say on pay schedule that is less frequent than the frequency most recently preferred by at least a plurality of shareholders.

•                  Commitments.  Vote FOR compensation committee members receiving an adverse recommendation due to problematic pay practices or thresholds (e.g. burn rate) if the company makes a public commitment (e.g., via a Form 8-K filing) to rectify the practice on a going-forward basis.  However, consider on a CASE-BY-CASE basis if the company does not rectify the practice by the following year’s annual general meeting.

For all other markets in which the issuer has not followed market practice by submitting a resolution on executive compensation, consider remuneration committee members on a CASE-BY-CASE basis.

Accounting Practices

Consider audit committee members and the company’s CEO and CFO, if nominated as directors, on a CASE-BY-CASE basis if poor accounting practice concerns are raised, factoring in considerations such as:

•                  If the audit committee failed to remediate known on-going material weaknesses in the company’s internal controls for more than a year.

•                  If the company has not yet had a full year to remediate the concerns since the time they were identified.

•                  If the company has taken adequate steps to remediate the concerns cited, which would typically include removing or replacing the responsible executives, and if the concerns are not re-occurring.

Vote FOR audit committee members, or the company’s CEO or CFO if nominated as directors, who did not serve on the committee or did not have responsibility over the relevant financial function, during the majority of the time period relevant to the concerns cited.

WITHHOLD support on audit committee members according to the Vote Accountability Guideline if the company has failed to disclose auditors’ fees and has not provided an auditor ratification or remuneration proposal for shareholder vote.

Problematic Actions

Consider on a CASE-BY-CASE basis when the Proxy Advisory Firm recommends withholding support due to assessment that a director acted in bad faith or against shareholder interests in connection with a major transaction, such as a merger or acquisition, or due to other material failures or problematic actions, factoring in the merits of the director’s performance, rationale, and disclosure provided.

WITHHOLD support from all members of the nominating / governance committee if the company is controlled by means of dual class stock with superior voting rights and does not have a reasonable sunset provision; i.e., fewer than five years.

Consider on a CASE-BY-CASE basis all directors if no nominating / governance committee directors are under consideration or if the company does not have nominating or governance committees.  Investment Professionals that have day-to-day portfolio management responsibility for such companies will be requested to submit a recommendation to the Proxy Coordinator.

WITHHOLD support from directors when the Proxy Advisory Firm recommends withholding support due to the board unilaterally adopting by-law amendments that have a negative impact on existing shareholder rights or functions as a diminution of shareholder rights.  Consider on a CASE-BY-CASE basis if all directors are under consideration.

Consider directors on a CASE-BY-CASE basis for concerns related to scandals, malfeasance, or negligent internal controls at the company, or that of an affiliate, when:

•                  Culpability can be attributed to the director (e.g., director manages or is responsible for the relevant function); or

•                  The director has been directly implicated, resulting in arrest, criminal charge, or regulatory sanction.

Vote FOR directors when the above factors have not been triggered.

Vote FOR a director if the Proxy Advisory Firm cites concerns regarding actions in connection with a director’s service on an unaffiliated board and the company has provided adequate rationale regarding the appropriateness of the director to serve on the board under consideration.

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Consider on a CASE-BY-CASE basis when the Proxy Advisory Firm recommends withholding support from any director due to share pledging concerns, factoring in the pledged amount, unwind time, and any historical concerns being raised.  Responsibility will be assigned to the pledgor, where the pledged amount and unwind time are deemed significant and, therefore, an unnecessary risk to the company.

Anti-Takeover Measures

WITHHOLD support according to the Vote Accountability Guideline if the company implements excessive anti-takeover measures, including failure to remove restrictive poison pill features or to ensure a pill’s expiration or timely submission to shareholders for vote, unless a company has implemented a policy that should reasonably prevent abusive use of its poison pill.

Board Responsiveness

Vote FOR if the majority-supported shareholder proposal has been reasonably addressed or the Funds’ Guidelines or voting record did not support the relevant proposal or issue.

•                  In the U.S., proposals seeking shareholder ratification of a poison pill may be deemed reasonably addressed if the company has implemented a policy that should reasonably prevent abusive use of the pill.

WITHHOLD support according to the Vote Accountability Guideline if the majority-supported shareholder proposal at issue is supported under these Guidelines and the board has not disclosed a credible rationale for not implementing the proposal.

If the board has not acted upon a director who did not receive shareholder support representing a majority of the votes cast at the previous annual meeting, consider directors on a CASE-BY-CASE basis.

Vote FOR when:

•                  The issue relevant to the majority negative vote has been adequately addressed or cured, which may include disclosure of the board’s rationale; or

•                  The Funds’ Guidelines or voting record do not support the relevant proposal or issue causing the majority negative vote.

WITHHOLD support according to the Vote Accountability Guideline if the above provisions have not been satisfied.

Board—Related Proposals

Classified/Declassified Board Structure

Vote AGAINST proposals to classify the board unless the proposal represents an increased frequency of a director’s election in the staggered cycle (e.g., seeking to move from a three-year cycle to a two-year cycle).

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Board Structure

Vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

For companies in Japan, generally follow the Proxy Advisory Firm’s approach to proposals seeking a board structure that would provide greater independence oversight of management and the board.

Board Size

Vote FOR proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations; however, vote AGAINST if seeking to remove shareholder approval rights.

Director and Officer Indemnification and Liability Protection

Consider on a CASE-BY-CASE basis, proposals on director and officer indemnification and liability protection, using Delaware law as the standard.

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Vote AGAINST proposals to limit or eliminate entirely directors’ and officers’ liability in connection with monetary damages for violating the duty of care.

Vote AGAINST indemnification proposals that would expand coverage beyond legal expenses to acts that are more serious violations of fiduciary obligation, such as negligence.

Director and Officer Indemnification and Liability Protection (International)

Vote in accordance with the Proxy Advisory Firm’s standards (e.g. overly broad provisions).

Discharge of Management/Supervisory Board Members (International)

Vote FOR management proposals seeking the discharge of management and supervisory board members (including when the proposal is bundled), unless concerns are raised about the past actions of the company’s auditors or directors, or legal or regulatory action is being taken against the board by other shareholders.

Vote FOR such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the company or its board.

Establish Board Committee

Vote FOR shareholder proposals that seek creation of a key committee of the board, unless the company claims an exemption of the listing exchange or the committee is not required under the listing exchange.

Vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.

Filling Board Vacancies / Removal of Directors

Vote AGAINST proposals that allow directors to be removed only for cause.

Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Vote AGAINST proposals that allow only continuing directors to elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Stock Ownership Requirements

Vote AGAINST such shareholder proposals.

Term Limits / Retirement Age

Vote FOR management proposals and AGAINST shareholder proposals limiting the tenure of outside directors or imposing a mandatory retirement age for outside directors, unless the proposal seeks to relax existing standards.

2-             Compensation

Frequency of Advisory Votes on Executive Compensation

Vote FOR proposals seeking an annual say on pay, and AGAINST those seeking less frequent.

Proposals to Provide an Advisory Vote on Executive Compensation (Canada)

Vote FOR if it is an ANNUAL vote.

Executive Pay Evaluation

Advisory Votes on Executive Compensation (Say on Pay) and Remuneration Reports or Committee Members in Absence of Such Proposals

Vote FOR management proposals seeking ratification of the company’s executive compensation structure unless the program includes practices or features not supported under these Guidelines, and the proposal receives a negative recommendation from the Proxy Advisory Firm.

Listed below are examples of compensation practices and provisions, and respective consideration treatment under the Guidelines, factoring in whether the company has provided reasonable rationale/disclosure for such factors or the proposal as a whole.

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Consider on a CASE-BY-CASE basis:

•                  Single Trigger Equity Provisions

•                  Short-Term Investment Plans where the board has exercised discretion to exclude extraordinary items.

•                  Retesting in connection with achievement of performance hurdles

•                  Long-Term Incentive Plans where executives already hold significant equity positions.

•                  Long-Term Incentive Plans where the vesting or performance period is too short or stringency of the performance criteria is called into question.

•                  Pay Practices (or combination of practices) that appear to have created a misalignment between CEO pay and performance with regard to shareholder value.

•                  Long-Term Incentive Plans that lack an appropriate equity component (e.g., “cash-based only”).

•                  Excessive levels of discretionary bonuses, recruitment awards, retention awards, non-compete payments, severance/termination payments, perquisites (unreasonable levels in context of total compensation or purpose of the incentive awards or payouts).

Vote AGAINST:

•                  Provisions that permit or give the Board sole discretion for repricing, replacement, buy back, exchange, or any other form of alternative options.  (Note: cancellation of options would not be considered an exchange unless the cancelled options were re-granted or expressly returned to the plan reserve for reissuance.)

•                  Single Trigger Cash Severance Provisions in new or materially amended plans, contracts, or payments that do not require an actual change in control in order to be triggered, or such provisions that are maintained in agreements previously opposed by a Fund.

•                  Plans that allow named executives officers to have material input into setting their pay.

•                  Short-Term Incentive Plans where treatment of payout factors has been inconsistent (e.g., exclusion of losses but not gains).

•                  Company in international markets that plans provide for contract or notice periods or severance/termination payments that exceed market practices, e.g., relative to multiple of annual compensation.

•                  Compensation structures at externally-managed issuers (EMI) or externally-managed REITs (EMR) that lack adequate disclosure, based on the Proxy Advisory Firm’s assessment.

Golden Parachutes

Vote to ABSTAIN on golden parachutes if it is determined that the Funds would not have an economic interest, such as the case in an all-cash transaction, regardless of payout terms, amounts, thresholds, etc.

However, if an economic interest exists, vote AGAINST due to single or modified-single trigger cash severance provisions; otherwise consider on a CASE-BY-CASE basis taking into account if any of the following factors exist:

•                  Total NEO payout as a percentage of the total equity value.

•                  Aggregate of all single-triggered components (cash and equity) as a percentage of the total NEO payout.

•                  Excessive payout.

•                  Recent material amendments or new agreements that incorporate problematic features.

•                  CEO/NEO remains employed by merged/acquired company.

Equity-Based and Other Incentive Plans Including OBRA

Equity Compensation

Consider on a CASE-BY-CASE basis compensation and employee benefit plans, including those in connection with OBRA, or the issuance of shares in connection with such plans.  Vote the plan or issuance based on factors and related vote treatment under the Executive Pay Evaluation section above or based on circumstances specific to such equity plans as follows:

Vote FOR the plan, if:

•                  Board independence is the only concern

•                  Amendment places a cap on annual grants

•                  Amendment adopts or changes administrative features to comply with Section 162(m) of OBRA

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•                  Amendment adds performance-based goals to comply with Section 162(m) of OBRA

•                  Cash or cash-and-stock bonus components are being approved for exemption from taxes under Section 162(m) of OBRA

•                  Give primary consideration to management’s assessment that such plan meets the requirements for exemption of performance-based compensation.

Vote AGAINST if the plan:

•                  Exceeds recommended costs (U.S. or Canada).

•                  Incorporates share allocation disclosure methods that prevent a cost or dilution assessment.

•                  Exceeds recommended burn rates and/or dilution limits, including cases in which dilution cannot be fully assessed (e.g., due to inadequate disclosure).

•                  Allows deep or near-term discounts (or the equivalent, such as dividend equivalents on unexercised options) to executives or directors.

•                  Provides for retirement benefits or equity incentive awards to outside directors if not in line with market practice.

•                  Allows financial assistance to executives, directors, subsidiaries, affiliates, or related parties that is not in line with market practice.

•                  Allows plan administrators to benefit from the plan as potential recipients.

•                  Allows for an overly liberal change in control definition.  (This refers to plans that would reward recipients even if the event does not result in an actual change in control or results in a change in control but does not terminate the employment relationship.)

•                  Allows for post-employment vesting or exercise of options if deemed inappropriate.

•                  Allows plan administrators to make material amendments without shareholder approval.

•                  Allows procedure amendments that do not preserve shareholder approval rights.

Amendment Procedures for Equity Compensation Plans and Employee Stock Purchase Plans (ESPPs) (Toronto Stock Exchange Issuers)

Vote AGAINST if the amendment procedures do not preserve shareholder approval rights.

Stock Option Plans for Independent Internal Statutory Auditors (Japan)

Vote AGAINST.

Matching Share Plans

Vote AGAINST if the matching share plan does not meet recommended standards, considering holding period, discounts, dilution, participation, purchase price, or performance criteria.

Employee Stock Purchase Plans or Capital Issuance in Support Thereof

Voting decisions are generally based on the Proxy Advisory Firm’s approach to evaluating such proposals.

Director Compensation

Non-Executive Director Compensation

Vote FOR cash-based proposals.

Consider on a CASE-BY-CASE basis equity-based proposals and patterns of excessive pay.

Bonus Payments (Japan)

Vote FOR if all payments are for directors or auditors who have served as executives of the company, and AGAINST if any payments are for outsiders.

Bonus Payments — Scandals

Vote AGAINST bonus proposals for a retiring director or continuing director or auditor when culpability can be attributed to the nominee.

Consider on a CASE-BY-CASE basis bundled bonus proposals for retiring directors or continuing directors or auditors when culpability cannot be attributed to all nominees.

Severance Agreements

Vesting of Equity Awards upon Change in Control

Vote FOR management proposals seeking a specific treatment (e.g., double trigger or pro-rata) of equity

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that vests upon change in control, unless evidence exists of abuse in historical compensation practices.

Vote AGAINST shareholder proposals regarding the treatment of equity if:

•                  The change in control cash severance provisions are double-triggered; and

•                  The company has provided a reasonable rationale regarding the treatment of equity.

Executive Severance or Termination Arrangements, including those Related to Executive Recruitment or Retention

Vote FOR such compensation arrangements if:

•                  The primary concerns raised would not result in a negative vote, under these Guidelines, on a management say on pay proposal, the relevant board or committee member(s);

•                  The company has provided adequate rationale and/or disclosure; or

•                  Support is recommended as a condition to a major transaction such as a merger.

Treatment of Cash Severance Provisions

Vote AGAINST new or materially amended plans, contracts, or payments that include single trigger change in control cash severance provisions or do not require an actual change in control in order to be triggered.

Vote FOR shareholder proposals seeking double triggers on change in control cash severance provisions.

Compensation-Related Shareholder Proposals

Executive and Director Compensation

Vote AGAINST shareholder proposals that seek to impose new compensation structures or policies; however, consider on a CASE-BY-CASE basis if evidence exists of abuse in historical compensation practices.

Holding Periods

Vote AGAINST shareholder proposals requiring mandatory periods for officers and directors to hold company stock.

Submit Severance and Termination Payments for Shareholder Ratification

Vote FOR shareholder proposals to submit executive severance agreements for shareholder ratification, if such proposals specify change in control events, supplemental executive retirement plans, or deferred executive compensation plans, or if ratification is required by the listing exchange.

3-             Audit-Related

Auditor Ratification and/or Remuneration

Vote FOR management proposals except in such cases as indicated below.

Consider on a CASE-BY-CASE basis if:

•                  The Proxy Advisory Firm raises questions of disclosure or auditor independence; or

•                  Total fees for non-audit services exceed 50 percent of the total auditor fees (including audit-related fees, and tax compliance and preparation fees if applicable) and the company has not provided adequate rationale regarding the non-audit fees.  (For purposes of this review, fees deemed to be reasonable, non-recurring exceptions to the non-audit fee category (e.g., significant, one-time events such as those related to an IPO) will be excluded).

•                  There is evidence of excessive compensation relative to the size and nature of the company.

Vote AGAINST if the company has failed to disclose auditors’ fees.

Vote FOR shareholder proposals asking the company to present its auditor annually for ratification.

Auditor Independence

Consider on a CASE-BY-CASE basis shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

Audit Firm Rotation

Vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

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Indemnification of Auditors

Vote AGAINST the indemnification of auditors.

Independent Statutory Auditors (Japan)

Vote AGAINST if the candidate is or was affiliated with the company, its main bank, or one of its top shareholders.

Vote AGAINST incumbent directors at companies implicated in scandals or exhibiting poor internal controls.

Vote FOR remuneration as long as the amount is not excessive (e.g., significant increases should be supported by adequate rationale and disclosure), there is no evidence of abuse, the recipient’s overall compensation appears reasonable, and the board and/or responsible committee meet exchange or market standards for independence.

4-             Shareholder Rights and Defenses

Advance Notice for Shareholder Proposals

Vote FOR management proposals related to advance notice period requirements, provided that the period requested is in accordance with applicable law and no material governance concerns have been identified in connection with the company.

Corporate Documents / Article and Bylaw Amendments or Related Director Actions

Vote FOR if the change or policy is editorial in nature or if shareholder rights are protected.

Vote AGAINST if it seeks to impose a negative impact on shareholder rights or diminishes accountability to shareholders, including where the company failed to opt out of a law that effects shareholder rights (e.g. staggered board).

With respect to article amendments for Japanese companies:

•                  Vote FOR management proposals to amend a company’s articles to expand its business lines in line with its current industry.

•                  Vote FOR management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.

•                  If anti-takeover concerns exist, vote AGAINST management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date or to otherwise align them with provisions of a takeover defense.

•                  Follow the Proxy Advisory Firm’s guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board’s discretion, voting AGAINST proposals unless there is little to no likelihood of a creeping takeover or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest.

Majority Voting Standard

Vote FOR proposals seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, provided they contain a plurality carve-out for contested elections, and provided such standard does not conflict with applicable law in the country in which the company is incorporated.

Vote FOR amendments to corporate documents or other actions promoting a majority standard.

Cumulative Voting

Vote FOR shareholder proposals to restore or permit cumulative voting.

Vote AGAINST management proposals to eliminate cumulative voting if the company:

•                  Is controlled;

•                  Maintains a classified board of directors; or

•                  Maintains a dual class voting structure.

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Proposals may be supported irrespective of classified board status if a company plans to declassify its board or adopt a majority voting standard.

Confidential Voting

Vote FOR management proposals to adopt confidential voting.

Vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

•                  In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

•                  If the dissidents agree, the policy remains in place.

•                  If the dissidents do not agree, the confidential voting policy is waived.

Fair Price Provisions

Consider proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Poison Pills

Votes will be cast in a manner that seeks to preserve shareholder value and the right to consider a valid offer, voting AGAINST management proposals in connection with poison pills or anti-takeover activities (e.g., disclosure requirements or issuances, transfers, or repurchases) that can reasonably be construed as an anti-takeover measure, based on the Proxy Advisory Firm’s approach to evaluating such proposals.

DO NOT VOTE AGAINST director remuneration in connection with poison pill considerations.

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless:

•                  Shareholders have approved adoption of the plan;

•                  A policy has already been implemented by the company that should reasonably prevent abusive use of the pill; or

•                  The board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Consider on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

Proxy Access

Vote FOR proposals to allow shareholders to nominate directors and have those nominees listed in the company’s proxy statement and on the company’s proxy card, provided that the criteria meet the Funds’ internal thresholds, provided such standard does not conflict with applicable law in the country in which the company is incorporated.  However, consider on a CASE-BY-CASE basis shareholder and management proposals that appear on the same agenda.

Vote FOR management proposals also supported by the Proxy Advisory Firm.

Quorum Requirements

Consider on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

Exclusive Forum

Vote FOR management proposals to designate Delaware or New York as the exclusive forum for certain legal actions as defined by the company (“Exclusive Forum”) if the company’s state of incorporation is the same as its proposed Exclusive Forum, otherwise consider on a CASE-BY-CASE basis.

Reincorporation Proposals

Consider proposals to change a company’s state of incorporation on a CASE-BY-CASE basis.

Vote FOR management proposals not assessed as:

•                  A potential takeover defense; or

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•                  A significant reduction of minority shareholder rights that outweigh the aggregate positive impact, but if so assessed, weighing management’s rationale for the change.

Vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported.

Vote AGAINST shareholder reincorporation proposals not also supported by the company.

Shareholder Advisory Committees

Consider on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

Right to Call Special Meetings

Consider management proposals to permit shareholders to call special meetings on a CASE-BY-CASE basis.

Vote FOR shareholder proposals that provide shareholders with the ability to call special meetings when either of the following applies:

•                  Company does not currently permit shareholders to do so;

•                  Existing ownership threshold is greater than 25 percent; or

•                  Sole concern relates to a net-long position requirement.

Written Consent

Vote AGAINST shareholder proposals seeking the right to act by written consent if the company:

•                        Permits shareholders to call special meetings;

•                        Does not impose supermajority vote requirements on business combinations/actions (e.g., a merger or acquisition) and on bylaw or charter amendments; and

•                        Has otherwise demonstrated its accountability to shareholders (e.g., the company has reasonably addressed majority-supported shareholder proposals).

Consider management proposals to eliminate the right to act by written consent on a CASE-BY-CASE basis, voting FOR if the above conditions are present.

Vote FOR shareholder proposals seeking the right to act by written consent if the above conditions are not present.

State Takeover Statutes

Consider on a CASE-BY-CASE basis proposals to opt-in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

Supermajority Shareholder Vote Requirement

Vote AGAINST proposals to require a supermajority shareholder vote and FOR proposals to lower supermajority shareholder vote requirements; except,

Consider on a CASE-BY-CASE basis if the company has shareholder(s) with significant ownership levels and the retention of existing supermajority requirements would protect minority shareholder interests.

Time-Phased Voting

Vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

5-             Capital and Restructuring

Consider management proposals to make changes to the capital structure not otherwise addressed under these Guidelines on a CASE-BY-CASE basis, voting with the Proxy Advisory Firm’s recommendation unless a contrary recommendation from the relevant Investment Professional(s) is utilized.

Vote AGAINST proposals authorizing excessive discretion to a board.

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Capital

Common Stock Authorization

Consider proposals to increase the number of shares of common stock authorized for issuance on a CASE-BY-CASE basis.  The Proxy Advisory Firm’s proprietary approach of determining appropriate thresholds will be utilized in evaluating such proposals.  In cases where the requests are above the allowable threshold, a company-specific qualitative review (e.g., considering rationale and prudent historical usage) will be utilized.

Vote FOR proposals within the Proxy Advisory Firm’s allowable thresholds, or those in excess but meeting Proxy Advisory Firm’s qualitative standards, to authorize capital increases, unless the company states that the stock may be used as a takeover defense.

Vote FOR proposals to authorize capital increases exceeding the Proxy Advisory Firm’s thresholds when a company’s shares are in danger of being delisted.

Notwithstanding the above, vote AGAINST:

•                  Proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines (e.g., merger or acquisition proposals).

Dual Class Capital Structures

Vote AGAINST:

•                  Proposals to create or perpetuate dual class capital structures (e.g., exchange offers, conversions, and recapitalizations) unless supported by the Proxy Advisory Firm (e.g., utilize a one share, one vote standard, contains a sunset provision of five years or fewer, to avert bankruptcy or generate non-dilutive financing, or not designed to increase the voting power of an insider or significant shareholder).

•                  Proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures.

Vote FOR proposals to eliminate dual class capital structures.

General Share Issuances / Increases in Authorized Capital (International)

Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company’s rationale.

Voting decisions to determine support for requests for general issuances (with or without preemptive rights), authorized capital increases, convertible bonds issuances, warrants issuances, or related requests to repurchase and reissue shares, will be based on the Proxy Advisory Firm’s assessment.

Preemptive Rights

Consider on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them.  In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Adjustments to Par Value of Common Stock

Vote FOR management proposals to reduce the par value of common stock, unless doing so raises other concerns not otherwise supported under these Guidelines.

Preferred Stock

Utilize the Proxy Advisory Firm’s approach for evaluating issuances or authorizations of preferred stock, taking into account the Proxy Advisory Firm’s support of special circumstances, such as mergers or acquisitions, as well as the following criteria:

Consider on a CASE-BY-CASE basis proposals to increase the number of shares of blank check preferred shares or preferred stock authorized for issuance.  This approach incorporates both qualitative and quantitative measures, including a review of:

•                  Past performance (e.g., board governance, shareholder returns and historical share usage); and

•                  The current request (e.g., rationale, whether shares are blank check and declawed, and dilutive impact as determined through the Proxy Advisory Firm’s model for assessing appropriate thresholds).

Vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of

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preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or not utilize a disparate voting rights structure.

Vote AGAINST where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense.

Vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Preferred Stock (International)

Voting decisions should generally be based on the Proxy Advisory Firm’s approach, including:

•                  Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

•                  Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Proxy Advisory Firm’s guidelines on equity issuance requests.

•                  Vote AGAINST the creation of:

(1) a new class of preference shares that would carry superior voting rights to the common shares, or

(2) blank check preferred stock, unless the board states that the authorization will not be used to thwart a takeover bid.

Shareholder Proposals Regarding Blank Check Preferred Stock

Vote FOR shareholder proposals requesting to have shareholder ratification of blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business.

Share Repurchase Programs

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, but vote AGAINST plans with terms favoring selected parties.

Vote FOR management proposals to cancel repurchased shares.

Vote AGAINST proposals for share repurchase methods lacking adequate risk mitigation or exceeding appropriate volume or duration parameters for the market.

Consider shareholder proposals seeking share repurchase programs on a CASE-BY-CASE basis, giving primary consideration to input from the relevant Investment Professional(s).

Stock Distributions: Splits and Dividends

Vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Proxy Advisory Firm’s allowable thresholds.

Reverse Stock Splits

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

Vote FOR such proposals based on management’s rationale and/or disclosure if the split constitutes a capital increase effectively exceeding the Proxy Advisory Firm’s allowable threshold due to the lack of a proportionate reduction in the number of shares authorized.

Allocation of Income and Dividends (International)

With respect to Japanese and South Korean companies, consider management proposals concerning allocation of income and the distribution of dividends, including adjustments to reserves to make capital available for such purposes, on a CASE-BY-CASE basis, voting with the Proxy Advisory Firm’s recommendations to oppose such proposals when:

•                  The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•                  The payout is excessive given the company’s financial position.

Vote FOR such management proposals by companies in other markets.

24

Vote AGAINST proposals where companies are seeking to establish or maintain disparate dividend distributions between stockholders of the same share class (e.g., long-term stockholders receiving a higher dividend ratio (“Loyalty Dividends”)).

In any market, in the event multiple proposals regarding dividends are on the same agenda, consider on a CASE-BY-CASE basis.

Stock (Scrip) Dividend Alternatives (International)

Vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Tracking Stock

Consider the creation of tracking stock on a CASE-BY-CASE basis, giving primary consideration to the input from the relevant Investment Professional(s).

Capitalization of Reserves (International)

Vote FOR proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares, unless concerns not otherwise supported under these Guidelines are raised by the Proxy Advisory Firm.

Debt Instruments and Issuance Requests (International)

Vote AGAINST proposals authorizing excessive discretion to a board to issue or set terms for debt instruments (e.g., commercial paper).

Vote FOR debt issuances for companies when the gearing level (current debt-to-equity ratio) is not excessive as defined by the Proxy Advisory Firm’s thresholds.

Vote AGAINST proposals where the issuance of debt will result in an excessive gearing level as defined by the Proxy Advisory Firm’s thresholds, or for which inadequate disclosure precludes calculation of the gearing level, unless the Proxy Advisory Firm’s approach to evaluating such requests results in support of the proposal.

Acceptance of Deposits (India)

Voting decisions generally are based on the Proxy Advisory Firm’s approach to evaluating such proposals.

Debt Restructurings

Consider on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

Financing Plans (International)

Vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

Investment of Company Reserves (International)

Consider proposals on a CASE-BY-CASE basis.

Restructuring

Mergers and Acquisitions, Special Purpose Acquisition Corporations (SPACs) and Corporate Restructurings

Vote FOR a proposal not typically supported under these Guidelines if a key proposal, such as a merger transaction, is contingent upon its support and a vote FOR is recommended by the Proxy Advisory Firm or relevant Investment Professional(s).

Votes will be reviewed on a CASE-BY-CASE basis with voting decisions based on the Proxy Advisory Firm’s approach to evaluating such proposals if no input is provided by the relevant Investment Professional(s).

Waiver on Tender-Bid Requirement (International)

Consider proposals on a CASE-BY-CASE basis if seeking a waiver for a major shareholder or concert party from the requirement to make a buyout offer to minority shareholders, voting FOR when little concern of a creeping takeover exists and the company has provided a reasonable rationale for the request.

25

Related Party Transactions (International)

Vote FOR approval of such transactions unless the agreement requests a strategic move outside the company’s charter, contains unfavorable or high-risk terms (e.g., deposits without security interest or guaranty), or is deemed likely to have a negative impact on director or related party independence.

6-             Environmental and Social Issues

Environmental and Social Proposals

Boards of directors and company management are responsible for guiding the corporation in connection with matters that are most often the subject of shareholder proposals on environmental and social issues.  Such matters may include:

•                  Ensuring that the companies they oversee comply with applicable legal, regulatory and ethical standards;

•                  Effectively managing risk, and

•                  Assessing and addressing matters that may have a financial impact on shareholder value.

The Funds will vote in accordance with the board’s recommendation on such proposals based on the guidelines, except that the Funds will vote AGAINST shareholder proposals seeking to:

•                  Dictate corporate conduct;

•                  Impose excessive costs or restrictions; or

•                  Duplicate policies already substantially in place.

Certain instances will be considered CASE-BY-CASE.  If it appears that both:

•                  The stewardship has fallen short as evidenced by the company’s failure to align its actions and disclosure with market practice and that of its peers; or

•                  The company’s having been subject to significant controversies, litigation, fines, or penalties in connection with the relevant issue; and

•                  The issue is material to the company.

Approval of Donations (International)

Vote FOR proposals if they are for single- or multi-year authorities and prior disclosure of amounts is provided.  Otherwise, vote AGAINST such proposals.

7-             Routine/Miscellaneous

Routine Management Proposals

Consider proposals on a CASE-BY-CASE basis when the Proxy Advisory Firm recommends voting AGAINST.

Authority to Call Shareholder Meetings on Less than 21 Days’ Notice

For companies in the United Kingdom, consider on a CASE-BY-CASE basis, factoring in whether the company has provided clear disclosure of its compliance with any hurdle conditions for the authority imposed by applicable law and has historically limited its use of such authority to time-sensitive matters.

Approval of Financial Statements and Director and Auditor Reports (International)

Vote AGAINST if there are concerns regarding inadequate disclosure, remuneration arrangements (including severance/termination payments exceeding local standards for multiples of annual compensation), or consulting agreements with non-executive directors.

Consider on a CASE-BY-CASE basis if there are other concerns regarding severance/termination payments.

Vote AGAINST if there is concern about the company’s financial accounts and reporting, including related party transactions.

Vote AGAINST board-issued reports receiving a negative recommendation from the Proxy Advisory Firm due to concerns regarding independence of the board or the presence of non-independent directors on the audit committee.

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Vote FOR if the only reason for a negative recommendation by the Proxy Advisory Firm is to express disapproval of broader practices of the company or its board.

Other Business

Vote AGAINST proposals for Other Business.

Adjournment

•                  Vote FOR when presented with a primary proposal such as a merger or corporate restructuring that is also supported.

•                  Consider other circumstances on a CASE-BY-CASE basis.

Changing Corporate Name

Vote FOR management proposals requesting a change in corporate name.

Multiple Proposals

Multiple proposals of a similar nature presented as options to the course of action favored by management may all be voted FOR, provided that:

•                  Support for a single proposal is not operationally required;

•                  No one proposal is deemed superior in the interest of the Fund(s); and

•                  Each proposal would otherwise be supported under these Guidelines.

Vote AGAINST any proposals that would otherwise be opposed under these Guidelines.

Bundled Proposals

Vote FOR if all of the bundled items are supported by these Guidelines.

Consider on a CASE-BY-CASE basis, if one or more items are not supported by these Guidelines and/or the Proxy Advisory Firm deems the negative impact, on balance, to outweigh any positive impact.

Moot Proposals

This instruction is in regard to items for which support has become moot (e.g., a director for whom support has become moot since the time the individual was nominated (e.g., due to death, disqualification, or determination not to accept appointment)); WITHHOLD support if recommended by the Proxy Advisory Firm.

8-             Mutual Fund Proxies

Approving New Classes or Series of Shares

Vote FOR the establishment of new classes or series of shares.

Hire and Terminate Sub-Advisors

Vote FOR management proposals that authorize the board to hire and terminate sub-advisors.

Master-Feeder Structure

Vote FOR the establishment of a master-feeder structure.

Establish Director Ownership Requirement

Vote AGAINST shareholder proposals for the establishment of a director ownership requirement. All other matters should be examined on a CASE-BY-CASE basis

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Exhibit 1 — Voting Members of the Proxy Group

Name	Title or Affiliation

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, Voya Investments, LLC

Kevin M. Gleason	Senior Vice President and Chief Compliance Officer of the Voya Family of Funds

Jason Kadavy	Vice President, Reporting, Fund Accounting, Voya Investments, LLC

Todd Modic	Senior Vice President, Voya Funds Services, LLC and Voya Investments, LLC; and Chief Financial Officer of the Voya Family of Funds

Maria Anderson	Vice President, Fund Compliance, Voya Funds Services, LLC

Sara Donaldson	Proxy Coordinator for the Voya Family of Funds and Vice President, Proxy Voting, Voya Funds Services, LLC

Harley Eisner	Vice President, Financial Analysis, Voya Funds Services, LLC

Evan Posner, Esq.	Vice President and Counsel, Voya Family of Funds

Andrew Schlueter	Vice President, Mutual Funds Operations, Voya Funds Services LLC

Effective as of August 09, 2016

28

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2018
Voya Variable Portfolios, Inc.
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
1-800-262-3862
Voya Australia Index Portfolio
Class/Ticker:  I/IAIIX
Voya Emerging Markets Index Portfolio*
Class/Ticker: I/IEPIX; P2**/VPEPX; S/IEPSX
Voya Euro STOXX 50® Index Portfolio
Class/Ticker: ADV/IDJAX; I/IDJIX
Voya FTSE 100 Index® Portfolio
Class/Ticker: ADV/IAFPX; I/IIFPX
Voya Hang Seng Index Portfolio
Class/Ticker: ADV/IHSPX; I/IHPIX; S/IHPSX
Voya International Index Portfolio*
Class/Ticker: ADV/IIIAX; I/IIIIX; P2**/VIPPX; S/INTIX; S2/ISIIX
Voya Japan TOPIX Index® Portfolio
Class/Ticker: ADV/IJIAX; I/IJIIX
Voya RussellTM Large Cap Growth Index Portfolio
Class/Ticker: ADV/IRLAX; I/IRLNX; S/IRLSX
Voya RussellTM Large Cap Index Portfolio
Class/Ticker: ADV/IRLIX; I/IIRLX; S/IRLCX; S2/IRLUX
Voya RussellTM Large Cap Value Index Portfolio
Class/Ticker: ADV/IRVAX; I/IRVIX; S/IRVSX
Voya RussellTM Mid Cap Growth Index Portfolio
Class/Ticker: I/IRGJX; S/IRGUX; S2/IRGVX
Voya RussellTM Mid Cap Index Portfolio
Class/Ticker: ADV/IRMAX; I/IIRMX; P2**/VRMPX; S/IRMCX; S2/IRMTX
Voya RussellTM Small Cap Index Portfolio
Class/Ticker: ADV/IRSIX; I/IIRSX; P2**/VRSPX; S/IRSSX; S2/IRCIX
Voya U.S. Bond Index Portfolio
Class/Ticker: ADV/ILUAX; I/ILBAX; P2**/VPUPX; S/ILABX; S2/IUSBX
* The Portfolio described herein is indexed to an MSCI Index.
** Patent Pending
This Statement of Additional Information (“SAI”) contains additional information about each Portfolio listed above. This SAI is not a prospectus and should be read in conjunction with the Prospectus dated May 1, 2018, as supplemented or revised from time to time. Each Portfolio’s financial statements for the fiscal year ended December 31, 2017, including the independent registered public accounting firm’s report thereon found in each Portfolio’s most recent annual report to shareholders, are incorporated into this SAI by reference. Each Portfolio’s Prospectus and annual or unaudited semi-annual shareholder reports may be obtained free of charge by contacting the Portfolio at the address and phone number written above or by visiting our website at www.voyainvestments.com.

The Voya FTSE 100 Index® Portfolio is not sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) or by the London Stock Exchange Plc (the “Exchange”) or by The Financial Times Limited (“FT”) (together the “Licensor Parties”) and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of its Index and/or the figure at which the Index stands at any particular time on any particular day or otherwise. The Index is compiled and calculated by FTSE. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. FTSE®, FT-SE®, Footsie®, FTSE4Good® and techMARK® are trademarks of the Exchange and FT and are used by FTSE under license. All-World®, All-Share® and All-Small® are trademarks of FTSE.
HSI is published and compiled by Hang Seng Indexes Company Limited pursuant to a license from Hang Seng Data Services Limited. The mark and name of the Index are proprietary to Hang Seng Data Services Limited. Hang Seng Indexes Company Limited and Hang Seng Data Services Limited have agreed to the use of, and reference to, the Index by the sub-adviser and adviser in connection with the Voya Hang Seng Index Portfolio (the “product”), but neither Hang Seng Indexes Company Limited nor Hang Seng Data Services Limited warrants or represents or guarantees to any broker or holder of the product or any other person: (i) the accuracy or completeness of any of the Index and its computation or any information related thereto; or (ii) the fitness or suitability for any purpose of any of the Index or any component or data comprised in it; or (iii) the results which may be obtained by any person from the use of any of the Index or any component or data comprised in it for any purpose, and no warranty or representation or guarantee of any kind whatsoever relating to the Index is given or may be implied. The process and basis of computation and compilation of the Index and any of the related formula or formulae, constituent stocks and factors may at any time be changed or altered by Hang Seng Indexes Company Limited without notice.
TO THE EXTENT PERMITTED BY APPLICABLE LAW, NO RESPONSIBILITY OR LIABILITY IS ACCEPTED BY HANG SENG INDEXES COMPANY LIMITED OR HANG SENG DATA SERVICES LIMITED: (I) IN RESPECT OF THE USE OF AND/OR REFERENCE TO THE INDEX BY THE SUB-ADVISER AND ADVISER IN CONNECTION WITH THE PRODUCT; OR (II) FOR ANY INACCURACIES, OMISSIONS, MISTAKES OR ERRORS OF HANG SENG INDEXES COMPANY LIMITED IN THE COMPUTATION OF THE INDEX; OR (III) FOR ANY INACCURACIES, OMISSIONS, MISTAKES, ERRORS OR INCOMPLETENESS OF ANY INFORMATION USED IN CONNECTION WITH THE COMPUTATION OF THE INDEX WHICH IS SUPPLIED BY ANY OTHER PERSON; OR (IV) FOR ANY ECONOMIC OR OTHER LOSS WHICH MAY BE DIRECTLY OR INDIRECTLY SUSTAINED BY ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON DEALING WITH THE PRODUCT AS A RESULT OF ANY OF THE AFORESAID, AND NO CLAIMS, ACTIONS OR LEGAL PROCEEDINGS MAY BE BROUGHT AGAINST HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG DATA SERVICES LIMITED IN CONNECTION WITH THE PRODUCT IN ANY MANNER WHATSOEVER BY ANY BROKER, HOLDER OR OTHER PERSON DEALING WITH THE PRODUCT. ANY BROKER, HOLDER OR OTHER PERSON DEALING WITH THE PRODUCT DOES SO THEREFORE IN FULL KNOWLEDGE OF THIS DISCLAIMER AND CAN PLACE NO RELIANCE WHATSOEVER ON HANG SENG INDEXES COMPANY LIMITED AND HANG SENG DATA SERVICES LIMITED. FOR THE AVOIDANCE OF DOUBT, THIS DISCLAIMER DOES NOT CREATE ANY CONTRACTUAL OR QUASI-CONTRACTUAL RELATIONSHIP BETWEEN ANY BROKER, HOLDER OR OTHER PERSON AND HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG DATA SERVICES LIMITED AND MUST NOT BE CONSTRUED TO HAVE CREATED SUCH RELATIONSHIP.
The Voya Emerging Markets Index Portfolio and Voya International Index Portfolio are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing, or creating any MSCI index (collectively, “the MSCI Parties”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE PORTFOLIOS’ SUB-ADVISER. NONE OF THE MSCI PARTIES MAKE ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE PORTFOLIOS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN PORTFOLIOS GENERALLY, OR IN THE PORTFOLIOS PARTICULARLY, OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES, AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE PORTFOLIOS OR THE ISSUER, OWNERS OF THE PORTFOLIOS, OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAVE ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER, OWNERS OF THE PORTFOLIOS, OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES ARE RESPONSIBLE FOR OR HAVE PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE PORTFOLIOS TO BE ISSUED, OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY, OR THE CONSIDERATION INTO WHICH THE PORTFOLIOS ARE REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAVE ANY OBLIGATION OR LIABILITY TO THE ISSUER, OWNERS OF THE PORTFOLIOS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE PORTFOLIOS.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN, OR FOR USE IN THE CALCULATION OF, THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANT OR GUARANTEE THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKE ANY WARRANTIES, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE PORTFOLIOS, OWNERS OF THE PORTFOLIOS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF, OR IN CONNECTION WITH, ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKE ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of these securities, products or funds, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
The “Russell” Portfolios are not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed a Portfolio nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.
Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indices. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indices.
Russell’s publication of the Russell Indices in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indices are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDICES OR ANY DATA INCLUDED IN THE RUSSELL INDICES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OF THE RUSSELL INDICES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDICES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX OR INDICES OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.
The S&P ASX 200 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by Voya Services Company and certain affiliates (“Voya”). S&P® and S&P 500® are trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Voya.
Voya’s investment product (the “Product”) based in whole or in part on the S&P ASX 200 Index (the “Index”) is not sponsored, endorsed, sold or promoted by SPDJI, S&P, Dow Jones or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Product or any member of the public regarding the advisability of investing in the Product or purchasing securities generally or the ability of the Index to track general market performance. S&P Dow Jones Indices’ only relationship to Voya with respect to the Product is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P ASX 200 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Voya or the Product. S&P Dow Jones Indices have no obligation to take the needs of Voya or the owners of the Product into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Product or the timing of the issuance or sale of the Product or in the determination or calculation of the equations by which the Product is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration or marketing of the Product. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. SPDJI is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VOYA, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VOYA, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
STOXX Limited (“STOXX”) and its licensors, including Dow Jones & Co. Inc. (“Dow Jones”) have no relationship to the Voya Euro STOXX 50® Index Portfolio, other than the licensing of its Index and the related trademarks for use in connection with the Portfolio. STOXX and Dow Jones do not sponsor, endorse, sell or promote the Portfolio; recommend that any person invest in the Portfolio or any other securities; have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Portfolio; have any responsibility or liability for the administration, management or marketing of the Portfolio; or consider the needs of the Portfolio or the owners of the Portfolio in determining, composing or calculating the Index or have any obligation to do so.
STOXX and Dow Jones will not have any liability in connection with the Portfolio. Specifically, STOXX and Dow Jones do not make any warranty, express or implied and disclaim any and all warranty about: the results to be obtained by the Portfolio, the owner of the Portfolio or any other person in connection with the use of the Index and the data included in the Index; the accuracy or completeness of the Index and its data; or the merchantability and the fitness for a particular purpose or use of the Index and its data. STOXX and Dow Jones will have no liability for any errors, omissions or interruptions in the Index or its data. Under no circumstances will STOXX or Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if STOXX or Dow Jones knows that they might occur. The licensing agreement between the Portfolio and STOXX is solely for their benefit and not for the benefit of the owners of the Portfolio or any other third parties.
The Tokyo Stock Price Index® and the TOPIX Trademarks are subject to the intellectual property rights owned by the Tokyo Stock Exchange and the Tokyo Stock Exchange owns all rights and know-how relating to the Index such as calculation, publication and use of its Index and relating to the TOPIX Trademarks. The Tokyo Stock Exchange shall reserve the rights to change the methods of calculation or publication, to cease the calculation or publication of its Index or to change the TOPIX Trademarks or cease the use thereof. The Tokyo Stock Exchange makes no warranty or representation whatsoever, either as to the results stemmed from the use of the TOPIX Trademarks or as to the Voya Japan TOPIX Index® Portfolio referring to the Index. The Tokyo Stock Exchange gives no assurance regarding accuracy or completeness of the Index and data contained therein. Further, the Tokyo Stock Exchange shall not be liable for the miscalculation, incorrect publication, delayed or interrupted publication of the Index. There is a possibility that the net asset value of the Portfolio may be substantially diversified from the Index although the investment in the Portfolio is carried out by the Portfolio to attain the investment profit in a certain relation linking with the Index. The Portfolio is not in any way sponsored, endorsed or promoted by the Tokyo Stock Exchange. The Tokyo Stock Exchange shall not bear any obligation to give an explanation of the Index or an advice on investments to any purchaser of the Portfolio or to the public. The Tokyo Stock Exchange neither selects specific stocks or groups thereof nor takes into account any needs of the issuing company or any purchaser of the Portfolio, for calculation of the Index. Including but not limited to the foregoing, the Tokyo Stock Exchange shall not be responsible for any damage resulting from the issue and sale of the Portfolio.

INTRODUCTION AND GLOSSARY
This SAI is designed to elaborate upon information contained in each Portfolio’s Prospectus, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of some of each Portfolio’s securities and investment techniques. Some investment techniques are described only in the Prospectus and are not repeated here.
Capitalized terms used, but not defined, in this SAI have the same meaning as in the Prospectus and some additional terms are defined particularly for this SAI.
Following are definitions of general terms that may be used throughout this SAI:
1933 Act: Securities Act of 1933, as amended
1934 Act: Securities Exchange Act of 1934, as amended
1940 Act: Investment Company Act of 1940, as amended
Administrator: Voya Funds Services, LLC
Adviser: Voya Investments, LLC or Voya Investments (formerly, ING Investments, LLC)
Affiliated Fund: A fund within the Voya family of funds
Board: The Board of Directors for the Company
Business Day: Each day the NYSE opens for regular trading
Capital One: Capital One Investing, LLC
CDSC: Contingent deferred sales charge
CFTC: United States Commodity Futures Trading Commission
Code: Internal Revenue Code of 1986, as amended
Company: Voya Variable Portfolios, Inc.
Distributor: Voya Investments Distributor, LLC (formerly, ING Investments Distributor, LLC)
Distribution Agreement: The Distribution Agreement for each Portfolio, as described herein
ETF: Exchange Traded Fund
EU: European Union
Expense Limitation Agreement: The Expense Limitation Agreement(s) for each Portfolio, as described herein
FDIC: Federal Deposit Insurance Corporation
FHLMC: Federal Home Loan Mortgage Corporation
FINRA: Financial Industry Regulatory Authority, Inc.
Fiscal Year End of each Portfolio: December 31
Fitch: Fitch Ratings
FNMA: Federal National Mortgage Association
GNMA: Government National Mortgage Association
Independent Directors: The Directors of the Board who are not “interested persons” (as defined in the 1940 Act) of each Portfolio
Interested Directors: The Directors of the Board who are currently treated as “interested persons” (as defined in the 1940 Act) of each Portfolio
Investment Management Agreement: The Investment Management Agreement for each Portfolio, as described herein
IPO: Initial Public Offering
IRA: Individual Retirement Account
IRS: United States Internal Revenue Service
LIBOR: London Interbank Offered Rate
MLPs: Master Limited Partnerships
Moody’s: Moody’s Investors Service, Inc.

NAV: Net Asset Value
NRSRO: Nationally Recognized Statistical Rating Organization
NYSE: New York Stock Exchange
OTC: Over-the-counter
Portfolio: One or more of the investment management companies listed on the front cover of this SAI
Principal Underwriter: Voya Investments Distributor, LLC or the “Distributor”
Prospectus: One or more prospectuses for each Portfolio
REIT: Real Estate Investment Trust
REMICs: Real Estate Mortgage Investment Conduits
RIC: A “Regulated Investment Company,” pursuant to the Code
Rule 12b-1: Rule 12b-1 (under the 1940 Act)
Rule 12b-1 Plan: A distribution and/or Shareholder Service Plan adopted under Rule 12b-1
S&L: Savings & Loan Association
S&P: S&P Global Ratings
SEC: United States Securities and Exchange Commission
Sub-Adviser: One or more sub-advisers for a Portfolio, as described herein
Sub-Advisory Agreement: The Sub-Advisory Agreement(s) for each Portfolio, as described herein
Underlying Funds: Unless otherwise stated, other mutual funds or ETFs in which each Portfolio may invest
Voya family of funds or the “funds”: All of the RICs managed by Voya Investments
Voya IM: Voya Investment Management Co. LLC (formerly, ING Investment Management Co. LLC)
HISTORY OF the Company
Voya Variable Portfolios, Inc., an open-end management investment company that is registered under the 1940 Act, was organized as a Maryland corporation on June 4, 1996. On May 1, 2014, the Company changed its name to Voya Variable Portfolios, Inc.
Portfolio Name Changes During the Past Ten Years
Portfolio	Former Name	Date of Change
Voya Australia Index Portfolio	ING Australia Index Portfolio	May 1, 2014
Voya Emerging Markets Index Portfolio	ING Emerging Markets Index Portfolio	May 1, 2014
Voya Euro STOXX 50® Index Portfolio	ING Euro STOXX 50® Index Portfolio	May 1, 2014
	ING Dow Jones Euro STOXX 50® Index Portfolio	April 30, 2010
Voya FTSE 100® Index Portfolio	ING FTSE 100® Index Portfolio	May 1, 2014
Voya Hang Seng Index Portfolio	ING Hang Seng Index Portfolio	May 1, 2014
Voya International Index Portfolio	ING International Index Portfolio	May 1, 2014
Voya Japan TOPIX® Index Portfolio	ING Japan TOPIX® Index Portfolio	May 1, 2014
	ING Japan Equity Index Portfolio	April 30, 2010
Voya Russell™ Large Cap Growth Index Portfolio	ING Russell™ Large Cap Growth Index Portfolio	May 1, 2014
Voya Russell™ Large Cap Index Portfolio	ING Russell™ Large Cap Index Portfolio	May 1, 2014

Portfolio	Former Name	Date of Change
Voya Russell™ Large Cap Value Index Portfolio	ING Russell™ Large Cap Value Index Portfolio	May 1, 2014
Voya Russell™ Mid Cap Growth Index Portfolio	ING Russell™ Mid Cap Growth Index Portfolio	May 1, 2014
Voya Russell™ Mid Cap Index Portfolio	ING Russell™ Mid Cap Index Portfolio	May 1, 2014
Voya Russell™ Small Cap Index Portfolio	ING Russell™ Small Cap Index Portfolio	May 1, 2014
Voya U.S. Bond Index Portfolio	ING U.S. Bond Index Portfolio	May 1, 2014
	ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio	May 1, 2009
SUPPLEMENTAL DESCRIPTION OF Portfolio INVESTMENTS AND RISKS
Diversification and Concentration
Diversified Investment Companies. The 1940 Act generally requires that a diversified portfolio may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or investments in securities of other investment companies).
Non-Diversified Investment Companies. A non-diversified investment company under the 1940 Act means that a portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a portfolio’s assets in the securities of a small number of issuers may cause the portfolio’s share price to fluctuate more than that of a diversified investment company. When compared to a diversified portfolio, a non-diversified portfolio may invest a greater portion of its assets in a particular issuer and, therefore, has greater exposure to the risk of poor earnings or losses by an issuer.
Concentration. For purposes of the 1940 Act, concentration occurs when at least 25% of a portfolio’s assets are invested in any one industry.
The diversification and concentration status of each Portfolio is outlined in the table below.
Portfolio	Diversified	Non-Diversified	Concentrated
Voya Australia Index Portfolio		X	X
Voya Emerging Markets Index Portfolio	X		X
Voya Euro STOXX 50® Index Portfolio	X
Voya FTSE 100 Index® Portfolio	X
Voya Hang Seng Index Portfolio		X	X
Voya International Index Portfolio	X
Voya Japan TOPIX Index® Portfolio	X
Voya RussellTM Large Cap Growth Index Portfolio	X		X
Voya RussellTM Large Cap Index Portfolio	X		X
Voya RussellTM Large Cap Value Index Portfolio	X		X
Voya RussellTM Mid Cap Growth Index Portfolio	X		X
Voya RussellTM Mid Cap Index Portfolio	X
Voya RussellTM Small Cap Index Portfolio	X
Voya U.S. Bond Index Portfolio	X
Investments, Investment Strategies, and Risks
The table on the following pages identifies various securities and investment techniques used by the Adviser or Sub-Adviser in managing a Portfolio and provides a more detailed description of those securities and techniques along with the risks associated with them. A Portfolio may use any or all of these techniques at any one time, and the fact that a Portfolio may use a technique does not mean that the technique will be used. A Portfolio’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Portfolio’s investment objective, policies, and restrictions described in that Portfolio’s Prospectus and/or in this SAI, as well as federal securities laws. There can be no assurance that a Portfolio will achieve its investment objective. Each Portfolio’s investment objective, policies, investment strategies, and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques a Portfolio utilizes is set forth below. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Portfolio’s Prospectus. Where a particular type of security or investment technique is not discussed in a Portfolio’s Prospectus, that security or investment technique is not a principal investment strategy and the Portfolio will not invest more than 5% of its assets in such security or investment technique.
Please refer to the fundamental and non-fundamental investment restrictions following the description of securities and investment techniques for more information on any applicable limitations.
Asset Class/Investment Technique	Voya Australia Index Portfolio	Voya Emerging Markets Index Portfolio	Voya Euro STOXX 50® Index Portfolio	Voya FTSE 100 Index® Portfolio	Voya Hang Seng Index Portfolio	Voya International Index Portfolio
Equity Securities
Commodities
Common Stocks	X	X	X	X	X	X
Convertible Securities	X	X	X	X	X	X
Initial Public Offerings	X	X	X	X	X	X
Master Limited Partnerships
Other Investment Companies and Pooled Investment Vehicles	X	X	X	X	X	X
Preferred Stocks	X	X	X	X	X	X
Private Investments in Public Companies
Real Estate Securities and Real Estate Investment Trusts	X	X	X	X	X	X
Small- and Mid-Capitalization Issuers	X	X	X	X	X	X
Special Situation Issuers
Trust Preferred Securities	X	X	X	X	X	X
Debt Instruments
Asset-Backed Securities	X	X	X	X	X	X
Bank Instruments	X	X	X	X	X	X
Commercial Paper
Corporate Debt Instruments	X	X	X	X	X	X
Credit-Linked Notes	X	X	X	X	X	X
Custodial Reciepts and Trust Certificates
Delayed Funding Loans and Revolving Credit Facilities
Event-Linked Bonds
Floating or Variable Rate Instruments	X	X	X	X	X	X
Guaranteed Investment Contracts	X	X	X	X	X	X
High Yield Securities	X	X	X	X	X	X
Inflation-Indexed Bonds
Inverse Floating Rate Securities
Mortgage-Related Securities	X	X	X	X	X	X
Municipal Securities	X	X	X	X	X	X
Senior and Other Bank Loans	X	X	X	X	X	X
U.S. Government Securities and Obligations	X	X	X	X	X	X
Zero-Coupon, Deferred Interest and Pay-in-Kind Bonds	X	X	X	X	X	X
Foreign Investments
Depositary Receipts	X	X	X	X	X	X
Emerging Market Investments	X	X	X	X	X	X
Eurodollar and Yankee Dollar Instruments	X	X	X	X	X	X
Foreign Currencies	X	X	X	X	X	X
Sovereign Debt	X	X	X	X	X	X
Supranational Entities	X	X	X	X	X	X
Derivative Instruments
Forward Commitments	X	X	X	X	X	X

Asset Class/Investment Technique	Voya Australia Index Portfolio	Voya Emerging Markets Index Portfolio	Voya Euro STOXX 50® Index Portfolio	Voya FTSE 100 Index® Portfolio	Voya Hang Seng Index Portfolio	Voya International Index Portfolio
Futures Contracts	X	X	X	X	X	X
Hybrid Instruments	X	X	X	X	X	X
Options	X	X	X	X	X	X
Participatory Notes
Rights and Warrants	X	X	X	X	X	X
Swap Transactions and Options on Swap Transactions	X	X	X	X	X	X
Other Investment Techniques
Borrowing	X	X	X	X	X	X
Participation on Creditors Committees
Repurchase Agreements	X	X	X	X	X	X
Restriced and Illiquid Securities	X	X	X	X	X	X
Reverse Repurchase Agreements and Dollar Roll Transactions	X	X	X	X	X	X
Securities Lending	X	X	X	X	X	X
Short Sales	X	X	X	X	X	X
To Be Announced Commitments	X	X	X	X	X	X
When-Issued Securities and Delayed-Delivery Transactions	X	X	X	X	X	X

Asset Class/Investment Technique	Voya Japan TOPIX Index® Portfolio	Voya RussellTM Large Cap Growth Index Portfolio	Voya RussellTM Large Cap Index Portfolio	Voya RussellTM Large Cap Value Index Portfolio	Voya RussellTM Mid Cap Growth Index Portfolio	Voya RussellTM Mid Cap Index Portfolio
Equity Securities
Commodities
Common Stocks	X	X	X	X	X	X
Convertible Securities	X	X	X	X	X	X
Initial Public Offerings	X	X	X	X	X	X
Master Limited Partnerships
Other Investment Companies and Pooled Investment Vehicles	X	X	X	X	X	X
Preferred Stocks	X	X	X	X	X	X
Private Investments in Public Companies
Real Estate Securities and Real Estate Investment Trusts	X	X	X	X	X	X
Small- and Mid-Capitalization Issuers	X	X	X	X	X	X
Special Situation Issuers
Trust Preferred Securities	X	X	X	X	X	X
Debt Instruments
Asset-Backed Securities	X	X	X	X	X	X
Bank Instruments	X	X	X	X	X	X
Commercial Paper
Corporate Debt Instruments	X	X	X	X	X	X
Credit-Linked Notes	X	X	X	X	X	X
Custodial Reciepts and Trust Certificates
Delayed Funding Loans and Revolving Credit Facilities
Event-Linked Bonds
Floating or Variable Rate Instruments	X	X	X	X	X	X
Guaranteed Investment Contracts	X	X	X	X	X	X
High Yield Securities	X	X	X	X	X	X

Asset Class/Investment Technique	Voya Japan TOPIX Index® Portfolio	Voya RussellTM Large Cap Growth Index Portfolio	Voya RussellTM Large Cap Index Portfolio	Voya RussellTM Large Cap Value Index Portfolio	Voya RussellTM Mid Cap Growth Index Portfolio	Voya RussellTM Mid Cap Index Portfolio
Inflation-Indexed Bonds
Inverse Floating Rate Securities
Mortgage-Related Securities	X	X	X	X	X	X
Municipal Securities	X	X	X	X	X	X
Senior and Other Bank Loans	X	X	X	X	X	X
U.S. Government Securities and Obligations	X	X	X	X	X	X
Zero-Coupon, Deferred Interest and Pay-in-Kind Bonds	X	X	X	X	X	X
Foreign Investments
Depositary Receipts	X	X	X	X	X	X
Emerging Market Investments	X	X	X	X	X	X
Eurodollar and Yankee Dollar Instruments	X	X	X	X	X	X
Foreign Currencies	X	X	X	X	X	X
Sovereign Debt	X	X	X	X	X	X
Supranational Entities	X	X	X	X	X	X
Derivative Instruments
Forward Commitments	X	X	X	X	X	X
Futures Contracts	X	X	X	X	X	X
Hybrid Instruments	X	X	X	X	X	X
Options	X	X	X	X	X	X
Participatory Notes
Rights and Warrants	X	X	X	X	X	X
Swap Transactions and Options on Swap Transactions	X	X	X	X	X	X
Other Investment Techniques
Borrowing	X	X	X	X	X	X
Participation on Creditors Committees
Repurchase Agreements	X	X	X	X	X	X
Restriced and Illiquid Securities	X	X	X	X	X	X
Reverse Repurchase Agreements and Dollar Roll Transactions	X	X	X	X	X	X
Securities Lending	X	X	X	X	X	X
Short Sales	X	X	X	X	X	X
To Be Announced Commitments	X	X	X	X	X	X
When-Issued Securities and Delayed-Delivery Transactions	X	X	X	X	X	X

Asset Class/Investment Technique	Voya RussellTM Small Cap Index Portfolio	Voya U.S. Bond Index Portfolio
Equity Securities
Commodities
Common Stocks	X	X
Convertible Securities	X	X
Initial Public Offerings	X	X
Master Limited Partnerships
Other Investment Companies and Pooled Investment Vehicles	X	X
Preferred Stocks	X	X

Asset Class/Investment Technique	Voya RussellTM Small Cap Index Portfolio	Voya U.S. Bond Index Portfolio
Private Investments in Public Companies
Real Estate Securities and Real Estate Investment Trusts	X	X
Small- and Mid-Capitalization Issuers	X	X
Special Situation Issuers
Trust Preferred Securities	X	X
Debt Instruments
Asset-Backed Securities	X	X
Bank Instruments	X	X
Commercial Paper
Corporate Debt Instruments	X	X
Credit-Linked Notes	X	X
Custodial Reciepts and Trust Certificates
Delayed Funding Loans and Revolving Credit Facilities
Event-Linked Bonds
Floating or Variable Rate Instruments	X	X
Guaranteed Investment Contracts	X	X
High Yield Securities	X	X
Inflation-Indexed Bonds
Inverse Floating Rate Securities
Mortgage-Related Securities	X	X
Municipal Securities	X	X
Senior and Other Bank Loans	X	X
U.S. Government Securities and Obligations	X	X
Zero-Coupon, Deferred Interest and Pay-in-Kind Bonds	X	X
Foreign Investments
Depositary Receipts	X	X
Emerging Market Investments	X	X
Eurodollar and Yankee Dollar Instruments	X	X
Foreign Currencies	X	X
Sovereign Debt	X	X
Supranational Entities	X	X
Derivative Instruments
Forward Commitments	X	X
Futures Contracts	X	X
Hybrid Instruments	X	X
Options	X	X
Participatory Notes
Rights and Warrants	X	X
Swap Transactions and Options on Swap Transactions	X	X
Other Investment Techniques
Borrowing	X	X
Participation on Creditors Committees
Repurchase Agreements	X	X
Restriced and Illiquid Securities	X	X
Reverse Repurchase Agreements and Dollar Roll Transactions	X	X

Asset Class/Investment Technique	Voya RussellTM Small Cap Index Portfolio	Voya U.S. Bond Index Portfolio
Securities Lending	X	X
Short Sales	X	X
To Be Announced Commitments	X	X
When-Issued Securities and Delayed-Delivery Transactions	X	X
EQUITY SECURITIES
Commodities: Commodities include equity securities of “hard assets companies” and derivative securities and instruments whose value is linked to the price of a commodity or a commodity index. The term “hard assets companies” includes companies that directly or indirectly (whether through supplier relationship, servicing agreements or otherwise) primarily derive their revenue or profit from exploration, development, production, distribution or facilitation of processes relating to precious metals (including gold), base and industrial metals, energy, natural resources and other commodities. Commodities values may be highly volatile, and may decline rapidly and without warning. The values of commodity issuers will typically be substantially affected by changes in the values of their underlying commodities. Securities of commodity issuers may experience greater price fluctuations than the relevant hard asset. In periods of rising hard asset prices, such securities may rise at a faster rate and, conversely, in times of falling commodity prices, such securities may suffer a greater price decline. Some hard asset issuers may be subject to the risks generally associated with extraction of natural resources, such as fire, drought, increased regulatory and environmental costs, and others. Because many commodity issuers have significant operations in many countries worldwide (including emerging markets), their securities may be more exposed than those of other issuers to unstable political, social and economic conditions, including expropriation and disruption of licenses or operations.
Common Stocks: Common stock represents an equity or ownership interest in an issuer. A common stock may decline in value due to an actual or perceived deterioration in the prospects of the issuer, an actual or anticipated reduction in the rate at which dividends are paid, or other factors affecting the value of an investment, or due to a decline in the values of stocks generally or of stocks of issuers in a particular industry or market sector. The values of common stocks may be highly volatile. If an issuer of common stock is liquidated or declares bankruptcy, the claims of owners of debt instruments and preferred stock take precedence over the claims of those who own common stock, and as a result the common stock could become worthless.
Convertible Securities: Convertible securities are hybrid securities that combine the investment characteristics of debt instruments and common stocks. Convertible securities typically consist of debt instruments or preferred stock that may be converted (on a voluntary or mandatory basis) within a specified period of time (normally for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. Convertible securities also include debt instruments with warrants or common stock attached and derivatives combining the features of debt instruments and equity securities. Other convertible securities with additional or different features and risks may become available in the future. Convertible securities involve risks similar to those of both debt instruments and equity securities. In a corporation’s capital structure, convertible securities are senior to common stock but are usually subordinated to senior debt instruments of the issuer.
The market value of a convertible security is a function of its “investment value” and its “conversion value.” A security’s “investment value” represents the value of the security without its conversion feature (i.e., a nonconvertible fixed-income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer, and the seniority of the security in the issuer’s capital structure. A security’s “conversion value” is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like a nonconvertible debt instruments or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. In that circumstance, the convertible security takes on the characteristics of a debt instruments, and the price moves in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. In that case, the convertible security’s price may be as volatile as that of common stock. Because both interest rates and market movements can influence its value, a convertible security generally is not as sensitive to interest rates as a similar debt security, nor is it as sensitive to changes in share price as its underlying equity security. Convertible securities are often rated below investment grade or are not rated, and they are generally subject to greater levels of credit risk and liquidity risk.
Initial Public Offerings: The value of an issuer’s securities may be highly unstable at the time of its IPO and for a period thereafter due to factors such as market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available, and limited availability of investor information. Securities purchased in an IPO may be held for a very short period of time. As a result, investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs. Investors in IPOs can be adversely affected by substantial dilution of the value of their shares due to sales of additional shares, and by concentration of control in existing management and principal shareholders.

Investments in IPOs may have a substantial beneficial effect on investment performance. Investment returns earned during a period of substantial investment in IPOs may not be sustained during other periods of more-limited, or no, investments in IPOs. In addition, as an investment portfolio increases in size, the impact of IPOs on performance will generally decrease. Investment in securities offered in an IPO may lose money. There can be no assurance that investments in IPOs will be available or improve performance. Investments in secondary public offerings may be subject to certain of the foreign risks. A Portfolio will not necessarily participate in an IPO in which other mutual funds or accounts managed by the Adviser or Sub-Adviser participate.
Master Limited Partnerships: Master limited partnerships (“MLPs”) typically are characterized as “publicly traded partnerships” that qualify to be treated as partnerships for U.S. federal income tax purposes and are typically engaged in one or more aspects of the exploration, production, processing, transmission, marketing, storage or delivery of energy-related commodities, such as natural gas, natural gas liquids, coal, crude oil or refined petroleum products. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.
Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among unit holders, subordinated unit holders, and the general partner of an MLP, including those arising from incentive distribution payments. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based issuers.
The manner and extent of direct and indirect investments in MLPs and limited liability companies may be limited by an intention to qualify as a regulated investment company under the Code, and any such investments may adversely affect the ability of an investment company to qualify.
Other Investment Companies and Pooled Investment Vehicles: Securities of other investment companies and pooled investment vehicles, including shares of closed-end investment companies, unit investment trusts, ETFs, open-end investment companies, and private investment funds represent interests in managed portfolios that may invest in various types of instruments. Investing in another investment company or pooled investment vehicle exposes a Portfolio to all the risks of that other investment company or pooled investment vehicle as well as additional expenses at the other investment company or pooled investment vehicle-level, such as a proportionate share of portfolio management fees and operating expenses. Such expenses are in addition to the expenses a Portfolio pays in connection with its own operations. Investing in a pooled investment vehicle involves the risk that the vehicle will not perform as anticipated. The amount of assets that may be invested in another investment company or pooled investment vehicle or in other investment companies or pooled investment vehicles generally may be limited by applicable law.
The securities of other investment companies, particularly closed-end funds, may be leveraged and, therefore, will be subject to the risks of leverage. The securities of closed-end investment companies and ETFs carry the risk that the price paid or received may be higher or lower than their NAV. Closed-end investment companies and ETFs are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other factors.
In making decisions on the allocation of the assets in other investment companies, the Adviser and Sub-Adviser are subject to several conflicts of interest when they serve as the Adviser and Sub-Adviser to one or more of the other investment companies. These conflicts could arise because the Adviser or Sub-Adviser or their affiliates earn higher net advisory fees (the advisory fee received less any sub-advisory fee paid and fee waivers or expense subsidies) on some of the other investment companies than others. For example, where the other investment companies have a sub-adviser that is affiliated with the Adviser, the entire advisory fee is retained by a Voya company. Even where the net advisory fee is not higher for other investment companies sub-advised by an affiliate of the Adviser or Sub-Adviser, the Adviser and Sub-Adviser may have an incentive to prefer affiliated sub-advisers for other reasons, such as increasing assets under management or supporting new investment strategies, which in turn would lead to increased income to Voya. Further, the Adviser and Sub-Adviser may believe that redemption from another investment company will be harmful to that investment company, the Adviser and Sub-Adviser or an affiliate. Therefore, the Adviser and Sub-Adviser may have incentives to allocate and reallocate in a fashion that would advance its own economic interests, the economic interests of an affiliate, or the interests of another investment company.
The Adviser has informed the Board that its investment process may be influenced by an affiliated insurance company that issues financial products in which a Portfolio may be offered as an investment option. In certain of those products an affiliated insurance company may offer guaranteed lifetime income or death benefits. The Adviser’s and Sub-Adviser’s investment decisions, including their allocation decisions with respect to the other investment companies, may benefit the affiliated insurance company issuing such benefits. For example, selecting and allocating assets to other investment companies which invest primarily in debt instruments or in a more conservative or less volatile investment style, may reduce the regulatory capital requirements which the affiliated insurance company must satisfy to support its guarantees under its products, may help reduce the affiliated insurance company’s risk from the lifetime income or death benefits, or may make it easier for the insurance company to manage its risk through the use of various hedging techniques.
The Adviser and Sub-Adviser have adopted various policies and procedures that are intended to identify, monitor, and address actual or potential conflicts of interest. Nonetheless, investors bear the risk that the Adviser's and Sub-Adviser’s allocation decisions may be affected by their conflicts of interest.

Exchange-Traded Funds: ETFs are investment companies whose shares trade like a stock throughout the day. Certain ETFs use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. Other ETFs are actively managed (i.e., they do not seek to replicate the performance of a particular index). The value of an ETF’s shares will change based on changes in the values of the investments it holds. The value of an ETF’s shares will also likely be affected by factors affecting trading in the market for those shares, such as illiquidity, exchange or market rules, and overall market volatility. The market price for ETF shares may be higher or lower than the ETF’s NAV. The timing and magnitude of cash flows in and out of an ETF could create cash balances that act as a drag on the ETF’s performance. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. Substantial market or other disruptions affecting ETFs could adversely affect the liquidity and value of the shares of a Portfolio to the extent it invests in ETFs. There can be no assurance an ETF’s shares will continue to be listed on an active exchange.
Holding Company Depositary Receipts: Holding Company Depositary Receipts (“HOLDRs”) are securities that represent beneficial ownership in a group of common stocks of specified issuers in a particular industry. HOLDRs are typically organized as grantor trusts, and are generally not required to register as investment companies under the 1940 Act. Each HOLDR initially owns a set number of stocks, and the composition of a HOLDR does not change after issue, except in special cases like corporate mergers, acquisitions or other specified events. As a result, stocks selected for those HOLDRs with a sector focus may not remain the largest and most liquid in their industry, and may even leave the industry altogether. If this happens, HOLDRs invested may not provide the same targeted exposure to the industry that was initially expected. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diversified and creating more risk.
Private Funds: Private funds are private investment funds, pools, vehicles, or other structures, including hedge funds and private equity funds. They may be organized as corporations, partnerships, trusts, limited partnerships, limited liability companies, or any other form of business organization (collectively, “Private Funds”). Investments in Private Funds may be highly speculative and highly volatile and may produce gains or losses at rates that exceed those of a Portfolio’s other holdings and of publicly offered investment pools. Private Funds may engage actively in short selling. Private Funds may utilize leverage without limit and, to the extent a Portfolio invests in Private Funds that utilize leverage, a Portfolio will indirectly be exposed to the risks associated with that leverage and the values of its shares may be more volatile as a result.
Many Private Funds invest significantly in issuers in the early stages of development, including issuers with little or no operating history, issuers operating at a loss or with substantial variation in operation results from period to period, issuers with the need for substantial additional capital to support expansion or to maintain a competitive position, or issuers with significant financial leverage. Such issuers may also face intense competition from others including those with greater financial resources or more extensive development, manufacturing, distribution or other attributes, over which a Portfolio will have no control.
Interests in a Private Fund will be subject to substantial restrictions on transfer and, in some instances, may be non-transferable for a period of years. Private Funds may participate in only a limited number of investments and, as a consequence, the return of a particular Private Fund may be substantially adversely affected by the unfavorable performance of even a single investment. Certain Private Funds may pay their investment managers a fee based on the performance of the Private Fund, which may create an incentive for the manager to make investments that are riskier or more speculative than would be the case if the manager was paid a fixed fee. Private Funds are not registered under the 1940 Act and, consequently, are not subject to the restrictions on affiliated transactions and other protections applicable to registered investment companies. The valuations of securities held by Private Funds, which are generally unlisted and illiquid, may be very difficult and will often depend on the subjective valuation of the managers of the Private Funds, which may prove to be inaccurate. Inaccurate valuations of a Private Fund’s portfolio holdings will affect the ability of a Portfolio to calculate its net asset value accurately.
Preferred Stocks: Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer.
Preferred stocks may pay fixed or adjustable rates of return. Preferred stock dividends may be cumulative or noncumulative, fixed, participating, auction rate or other. If interest rates rise, a fixed dividend on preferred stocks may be less attractive, causing the value of preferred stocks to decline either absolutely or relative to alternative investments. Preferred stock may have mandatory sinking fund provisions, as well as provisions that allow the issuer to redeem or call the stock.
Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, because a substantial portion of the return on a preferred stock may be the dividend, its value may react similarly to that of a debt instrument to changes in interest rates. An issuer’s preferred stock generally pays dividends only after the issuer makes required payments to holders of its debt instruments and other debt. For this reason, the value of preferred stock will usually react more strongly than debt instruments to actual or perceived changes in the issuer’s financial condition or prospects. Preferred stocks of smaller issuers may be more vulnerable to adverse developments than preferred stock of larger issuers.
Private Investments in Public Companies: In a typical private placement by a publicly-held company (“PIPEs”) transaction, a buyer will acquire, directly from an issuer seeking to raise capital in a private placement pursuant to Regulation D under the 1933 Act, common stock or a security convertible into common stock, such as convertible notes or convertible preferred stock. The issuer’s common stock is usually publicly traded on a U.S. securities exchange or in the OTC market, but the securities acquired will be subject to restrictions on resale imposed by U.S. securities laws absent an effective registration statement. In recognition of the illiquid nature of the securities being acquired, the purchase price paid in a PIPE transaction (or the conversion price of the convertible securities being acquired) will typically be fixed at a discount to the prevailing market price of the issuer’s common stock at the time of the transaction. As part of a

PIPE transaction, the issuer usually will be contractually obligated to seek to register within an agreed upon period of time for public resale under the U.S. securities laws the common stock or the shares of common stock issuable upon conversion of the convertible securities. If the issuer fails to so register the shares within that period, the buyer may be entitled to additional consideration from the issuer (e.g. warrants to acquire additional shares of common stock), but the buyer may not be able to sell its shares unless and until the registration process is successfully completed. Thus PIPE transactions present certain risks not associated with open market purchases of equities.
Among the risks associated with PIPE transactions is the risk that the issuer may be unable to register for public resale the shares in a timely manner or at all, in which case the shares may be saleable only in a privately negotiated transaction at a price less than that paid, assuming a suitable buyer can be found. Disposing of the securities may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible. Even if the shares are registered for public resale, the market for the issuer’s securities may nevertheless be “thin” or illiquid, making the sale of securities at desired prices or in desired quantities difficult or impossible.
While private placements may offer attractive opportunities not otherwise available in the open market, the securities purchased are usually “restricted securities” or are “not readily marketable.” Restricted securities cannot be sold without being registered under the 1933 Act, unless they are sold pursuant to an exemption from registration (such as Rules 144 or 144A under the 1933 Act). Securities that are not readily marketable are subject to other legal or contractual restrictions on resale.
Real Estate Securities and Real Estate Investment Trusts: Investments in equity securities of issuers that are principally engaged in the real estate industry are subject to certain risks associated with the ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limitations on access to capital; overbuilding; risk associated with leverage; market illiquidity; extended vacancies of properties; increase in competition, property taxes, capital expenditures and operating expenses; changes in zoning laws or other governmental regulation; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; tenant bankruptcies or other credit problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents, including decreases in market rates for rents; investment in developments that are not completed or that are subject to delays in completion; and changes in interest rates. To the extent that assets underlying a Portfolio’s investments are concentrated geographically, by property type or in certain other respects, the Portfolio may be subject to certain of the foregoing risks to a greater extent. Investments by a Portfolio in securities of issuers providing mortgage servicing will be subject to the risks associated with refinancing and their impact on servicing rights.
In addition, if a Portfolio receives rental income or income from the disposition of real property acquired as result of a default on securities the Portfolio owns, the receipt of such income may adversely affect the Portfolio’s ability to qualify as a RIC because of certain income source requirements applicable to RICs under the Code.
REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. The affairs of REITs are managed by the REIT's sponsor and, as such, the performance of the REIT is dependent on the management skills of the REIT's sponsor. REITs are not diversified, and are subject to the risks of financing projects. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investor’s capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs’ operations. There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans; the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.
Investing in REITs involves certain unique risks in addition to those risks associated with investing in real estate industry in general. The market value of REIT shares and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, failing to maintain their eligibility for favorable tax-treatment under the Code and for exemptions from registration under the 1940 Act, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws and other factors beyond the control of the issuers of the REITs.
REITs (especially mortgage REITs) are also subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of investments in REITs to decline. During periods when interest rates are declining, mortgages are often refinanced. Refinancing may reduce the yield on investments in mortgage REITs. In addition, since REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in REITs may be adversely affected by defaults on such mortgage loans or leases.
Investing in certain REITs, which often have small market capitalizations, may also involve the same risks as investing in other small-capitalization issuers. REITs may have limited financial resources and their securities may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger issuer securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks such as those included in the S&P 500® Index. The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may involve significant amounts of leverage.
Small- and Mid-Capitalization Issuers: Issuers with smaller market capitalizations, including small- and mid-capitalization issuers, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger issuers, may have inexperienced managers or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices are often more volatile, than the securities of issuers with larger market capitalizations. Issuers with smaller market capitalizations may include issuers with a limited operating history (unseasoned issuers). Investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the issuer’s management and less emphasis on fundamental valuation factors than would be the case for more mature issuers. In addition, investments in unseasoned issuers are more speculative and entail greater risk than do investments in issuers with an established operating record. The liquidation of significant positions in small- and mid-capitalization issuers with limited trading volume, particularly in a distressed market, could be prolonged and result in investment losses.
Special Situation Issuers: A special situation arises when, in the opinion of the manager, the securities of a particular issuer can be purchased at prices below the anticipated future value of the cash, securities or other consideration to be paid or exchanged for such securities solely by reason of a development applicable to that issuer and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Investments in special situations often involve much greater risk than is inherent in ordinary investment securities, because of the high degree of uncertainty that can be associated with such events.
If a security is purchased in anticipation of a proposed transaction and the transaction later appears unlikely to be consummated or in fact is not consummated or is delayed, the market price of the security may decline sharply. There is typically asymmetry in the risk/reward payout of special situations strategies – the losses that can occur in the event of deal break-ups can far exceed the gains to be had if deals close successfully. The consummation of a proposed transaction can be prevented or delayed by a variety of factors, including regulatory and antitrust restrictions, political developments, industry weakness, stock specific events, failed financings, and general market declines. Certain special situation investments prevent ownership interest therein from being withdrawn until the special situation investment, or a portion thereof, is realized or deemed realized, which may negatively impact Portfolio performance.
Trust Preferred Securities: Trust preferred securities have the characteristics of both subordinated debt and preferred stock. Generally, trust preferred securities are issued by a trust that is wholly owned by a financial institution or other corporate entity, typically a bank holding company. The financial institution creates the trust and owns the trust’s common stocks, which may typically represent a small percentage of the trust’s capital structure. The remainder of the trust’s capital structure typically consists of trust preferred securities, which are sold to investors. The trust uses the sale proceeds of its common stocks to purchase subordinated debt instruments issued by the financial institution. The financial institution uses the proceeds from the sale of the subordinated debt instruments to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt instruments. The interests of the holders of the trust preferred securities are senior to those of common stockholders in the event that the financial institution is liquidated, although their interests are typically subordinated to those of other holders of other debt instruments issued by the financial institution. The primary advantage of this structure to the financial institution is that the trust preferred securities issued by the trust are treated by the financial institution as debt instruments for U.S. federal income tax purposes, the interest on which is generally a deductible expense for U.S. federal income tax purposes and as equity for the calculation of capital requirements.
The trust uses interest payments it receives from the financial institution to make dividend payments to the holders of the trust preferred securities. Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics of trust preferred securities include long-term maturities, early redemption option by the issuer, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt instruments. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders to sell their holdings. The condition of the financial institution can be considered when seeking to identify the risks of trust preferred securities as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities.
DEBT INSTRUMENTS
Asset-Backed Securities: Asset-backed securities are securities backed by home equity loans, installment sale contracts, credit card receivables or other assets. Asset-backed securities are “pass-through” securities, meaning that principal and interest payments – net of expenses – made by the borrower on the underlying assets (such as credit card receivables) are passed through to the investor. The value of asset-backed securities based on fixed-income debt instruments, like that of traditional fixed-income debt instruments, typically increases when interest rates fall and decreases when interest rates rise. However, these asset-backed securities differ from traditional fixed-income debt instruments because of their potential for prepayment. The price paid for asset-backed securities, the yield expected from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying assets. In a period of declining interest rates, borrowers may prepay the underlying assets more quickly than anticipated, thereby reducing the yield to maturity and the average life of the asset-backed security. Moreover, when the proceeds of a prepayment are reinvested in these circumstances, a rate of interest will likely be received that is lower than the rate on the security that was prepaid. To the extent that asset-backed securities are purchased at a premium, prepayments may result in a loss to the extent of the premium paid. If such securities are bought at a discount, both scheduled payments and unscheduled prepayments generally will also result in the recognition of income. In a period of rising interest rates, prepayments of the underlying assets may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short- or intermediate-term at the time of purchase into a longer term security. Since the value of longer-term asset-backed securities generally fluctuates more widely in response to changes in interest rates than does the value of shorter term asset-backed securities maturity extension risk could increase volatility. When interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income debt instruments, and as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.
The credit quality of asset-backed securities depends primarily on the quality of the underlying assets, the rights of recourse available against the underlying assets and/or the issuer, the level of credit enhancement, if any, provided for the securities, and the credit quality of the credit-support provider, if any. The values of asset-backed securities may be affected by other factors, such as the availability of information concerning the pool of assets and its structure, the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the pool of assets, the originator of the underlying assets, or the entities providing the credit enhancement. The market values of asset-backed securities also can depend on the ability of their servicers to service the underlying assets and are, therefore, subject to risks associated with servicers’ performance. In some circumstances, a servicer’s or originator’s mishandling of documentation related to the underlying assets (e.g., failure to document a security interest in the underlying assets properly) may affect the rights of the security holders in and to the underlying assets. In addition, the insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security as well as costs and delays. Asset-backed securities that do not have the benefit of a security interest in the underlying assets present certain additional risks that are not present with asset-backed securities that do have a security interest in the underlying assets. For example, many securities backed by credit card receivables are unsecured.
Collateralized Debt Obligations: Collateralized Debt Obligations (“CDOs”) are a type of asset-backed security and include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), and other similarly structured securities. CBOs and CLOs are asset-backed securities. A CBO is an obligation of a trust or other special purpose vehicle backed by a pool of bonds. A CLO is an obligation of a trust or other special purpose vehicle typically collateralized by a pool of loans, which may include senior secured and unsecured loans and subordinate corporate loans, including loans that may be rated below investment-grade, or equivalent unrated loans. CDOs may incur management fees and administrative expenses.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, which vary in risk and yield. The riskier portions are the residual, equity, and subordinate tranches, which bear some or all of the risk of default by the debt instruments or loans in the trust, and therefore protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, senior tranches of a CBO trust or CLO trust typically have higher ratings and lower yields than junior tranches. Despite the protection from the riskier tranches, senior CBO or CLO tranches can experience substantial losses due to actual defaults (including collateral default), the total loss of the riskier tranches due to losses in the collateral, market anticipation of defaults, fraud by the trust, and the illiquidity of CBO or CLO securities.
The risks of an investment in a CDO largely depend on the type of underlying collateral securities and the tranche in which there are investments. Typically, CBOs, CLOs, and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid. CDOs are subject to the typical risks associated with debt instruments discussed elsewhere in this SAI and the Prospectus, including interest rate risk, prepayment and extension risk, credit risk, liquidity risk and market risk. Additional risks of CDOs include: (i) the possibility that distributions from collateral securities will be insufficient to make interest or other payments; (ii) the possibility that the quality of the collateral may decline in value or default, due to factors such as the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying collateral, remoteness of those collateral assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral, and the capability of the servicer of the securitized assets; and (iii) market and liquidity risks affecting the price of a structured finance investment, if required to be sold, at the time of sale. In addition, due to the complex nature of a CDO, an investment in a CDO may not perform as expected. An investment in a CDO also is subject to the risk that the issuer and the investors may interpret the terms of the instrument differently, giving rise to disputes.
Bank Instruments: Bank instruments include certificates of deposit (“CDs”), fixed-time deposits, and other debt and deposit-type obligations (including promissory notes that earn a specified rate of return) issued by: (i) a U.S. branch of a U.S. bank; (ii) a non-U.S. branch of a U.S. bank; (iii) a U.S. branch of a non-U.S. bank; or (iv) a non-U.S. branch of a non-U.S. bank. Bank instruments may be structured as fixed-, variable- or floating-rate obligations.
CDs typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of non-U.S. banks. Eurodollar certificates of deposit are CDs issued by non-U.S. banks with interest and principal paid in U.S. dollars. Eurodollar and Yankee Dollar CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered Rate or LIBOR. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers’ acceptances are a customary means of effecting payment for merchandise sold in import-export transactions and are a general source of financing. A fixed-time deposit is a bank obligation payable at a stated maturity date and bearing interest at a fixed rate. There are generally no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, although there is generally no market for such deposits. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.
Certain bank instruments, such as some CDs, are insured by the FDIC up to certain specified limits. Many other bank instruments, however, are neither guaranteed nor insured by the FDIC or the U.S. government. These bank instruments are “backed” only by the creditworthiness of the issuing bank or parent financial institution. U.S. and non-U.S. banks are subject to different governmental regulation. They are subject to the risks of investing in the particular issuing bank and of investing in the banking and financial services sector generally. Certain obligations of non-U.S. banks, including Eurodollar and Yankee dollar obligations, involve different and/or heightened investment risks than those affecting obligations of U.S. banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of U.S. banks; (iii) a non-U.S. jurisdiction might impose withholding and other taxes at high levels on interest income; (iv) non-U.S. deposits may be seized or nationalized; (v) non-U.S. governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal and/or interest on those obligations; (vi) there may be less publicly available information concerning non-U.S. banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to non-U.S. banks may differ (including those that are less stringent) from those applicable to U.S. banks. Non-U.S. banks generally are not subject to examination by any U.S. government agency or instrumentality.
Commercial Paper: Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Commercial paper may consist of U.S. dollar- or foreign currency-denominated obligations of U.S. or non-U.S. issuers, and may be rated or unrated. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.
Section 4(2) commercial paper is commercial paper issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(2) of the 1933 Act, as amended (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or dealers who make a market in Section 4(2) paper, thus providing liquidity.
Corporate Debt Instruments: Corporate debt instruments are long and short term debt instruments typically issued by businesses to finance their operations. Corporate debt instruments are issued by public or private issuers, as distinct from debt instruments issued by a government or its agencies. The issuer of a corporate debt instrument typically has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal periodically or on a specified maturity date. The broad category of corporate debt instruments includes debt issued by U.S. or non-U.S. issuers of all kinds, including those with small-, mid- and large-capitalizations. The category also includes bank loans, as well as assignments, participations and other interests in bank loans. Corporate debt instruments may be rated investment-grade or below investment-grade and may be structured as fixed-, variable or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. They may also be senior or subordinated obligations. Because of the wide range of types and maturities of corporate debt instruments, as well as the range of creditworthiness of issuers, corporate debt instruments can have widely varying risk/return profiles.
Corporate debt instruments carry both credit risk and interest rate risk. Credit risk is the risk that an investor could lose money if the issuer of a corporate debt instrument is unable to pay interest or repay principal when it is due. Some corporate debt instruments that are rated below investment-grade (commonly referred to as “junk bonds”) are generally considered speculative because they present a greater risk of loss, including default, than higher rated debt instruments. The credit risk of a particular issuer’s debt instrument may vary based on its priority for repayment. For example, higher-ranking (senior) debt instruments have a higher priority than lower ranking (subordinated) debt instruments. This means that the issuer might not make payments on subordinated debt instruments while continuing to make payments on senior debt instruments. In addition, in the event of bankruptcy, holders of higher-ranking senior debt instruments may receive amounts otherwise payable to the holders of more junior securities. The market value of corporate debt instruments may be expected to rise and fall inversely with interest rates generally. In general, corporate debt instruments with longer terms tend to fall more in value when interest rates rise than corporate debt instruments with shorter terms. The value of a corporate debt instrument may also be affected by supply and demand for similar or comparable securities in the marketplace. Fluctuations in the value of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in net asset value. Corporate debt instruments generally trade in the over-the-counter market and can be less liquid that other types of investments, particularly during adverse market and economic conditions.
Credit-Linked Notes: Credit-linked notes are privately negotiated obligations whose returns are linked to the returns of one or more designated securities or other instruments that are referred to as “reference securities,” such as an emerging market bond. A credit-linked note typically is issued by a special purpose trust or similar entity and is a direct obligation of the issuing entity. The entity, in turn, invests in debt instruments or derivative contracts in order to provide the exposure set forth in the credit-linked note. The periodic interest payments and principal obligations payable under the terms of the note typically are conditioned upon the entity’s receipt of payments on its underlying investment. Purchasing a credit-linked note assumes the risk of the default or, in some cases, other declines in credit quality of the reference securities. There is also exposure to the issuer of the credit-linked note in the full amount of the purchase price of the note and the note is often not secured by the reference securities or other collateral.

The market for credit-linked notes may be or become illiquid. The number of investors with sufficient understanding to support transacting in the notes may be quite limited, and may include only the parties to the original purchase/sale transaction. Changes in liquidity may result in significant, rapid and unpredictable changes in the value for credit linked notes. In certain cases, a market price for a credit linked note may not be available and it may be difficult to determine a fair value of the note.
Custodial Receipts and Trust Certificates: Custodial receipts and trust certificates, which may be underwritten by securities dealers or banks, represent interests in instruments held by a custodian or trustee. The instruments so held may include U.S. government securities or other types of instruments. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying instruments, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. The holder of custodial receipts and trust certificates will bear its proportionate share of the fees and expenses charged to the custodial account or trust. There may also be investments in separately issued interests in custodial receipts and trust certificates. Custodial receipts may be issued in multiple tranches, representing different interests in the payment streams in the underlying instruments (including as to priority of payment).
In the event an underlying issuer fails to pay principal and/or interest when due, a holder could be required to assert its rights through the custodian bank, and assertion of those rights may be subject to delays, expenses, and risks that are greater than those that would have been involved if the holder had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying instruments have been deposited is determined to be an association taxable as a corporation instead of a non-taxable entity, the yield on the underlying instruments would be reduced by the amount of any taxes paid.
Certain custodial receipts and trust certificates may be synthetic or derivative instruments that pay interest at rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below, or rise above, a specified rate. These instruments include inverse and range floaters. Because some of these instruments represent relatively recent innovations and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of instruments and may present greater potential for capital gain or loss, including potentially loss of the entire principal investment. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information, and an established secondary market for some instruments may not exist. In many cases, the IRS has not ruled on the tax treatment of the interest or payments received on such derivative instruments.
Delayed Funding Loans and Revolving Credit Facilities: Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans, up to a maximum amount, upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that, as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility (whereas, in the case of a delayed funding loan, such amounts may not be “re-borrowed”). Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. Agreeing to participate in a delayed fund loan or a revolving credit facility may have the effect of requiring an increased investment in an issuer at a time when such investment might not otherwise have been made (including at a time when the issuer’s financial condition makes it unlikely that such amounts will be repaid). To the extent that there is such a commitment to advancing additional funds, assets that are determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board will at times be segregated, in an amount sufficient to meet such commitments.
Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer and only limited opportunities may exist to resell such instruments. As a result, such investments may not be sold at an opportune time or may have to be resold at less than fair market value.
Event-Linked Bonds: Event-linked exposure typically results in gains or losses depending on the occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, there may be a loss of a portion, or all, of the principal invested in the bond. If no trigger event occurs, the principal plus interest will be recovered. For some event-linked bonds, the trigger event or losses may be based on issuer-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Event-linked bonds often provide for extensions of maturity that are mandatory, or optional, at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred.
Floating or Variable Rate Instruments: Variable and floating rate instruments are a type of debt instrument that provides for periodic adjustments in the interest rate paid on the instrument. Variable rate instruments provide for the automatic establishment of a new interest rate on set dates, while floating rate instruments provide for an automatic adjustment in the interest rate whenever a specified interest rate changes. Variable rate instruments will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.
There is a risk that the current interest rate on variable and floating rate instruments may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate instruments are structured with liquidity features such as: (1) put options or tender options that permit holders (sometimes subject to conditions) to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries; or (2) auction rate features, remarketing provisions, or other maturity-shortening devices designed to enable the issuer to refinance or redeem outstanding debt instruments (market-dependent liquidity features). The market-dependent liquidity features may not operate as intended as a result of the issuer’s declining creditworthiness, adverse market conditions, or other factors or the inability or unwillingness of a participating broker-dealer to make a secondary market for such instruments. As a result, variable or floating rate instruments that include market-dependent liquidity features may lose value and the holders of such instruments may be required to retain them for an extended period of time or indefinitely.
Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate instruments than on the market value of comparable fixed-income instruments. Thus, investing in variable and floating rate instruments generally allows less potential for capital appreciation and depreciation than investing in comparable fixed-income instruments.
Guaranteed Investment Contracts: Guaranteed Investment Contracts (“GICs”) are issued by insurance companies. An insurance company issuing a GIC typically agrees, in return for the purchase price of the contract, to pay interest at an agreed upon rate (which may be a fixed or variable rate) and to repay principal. GICs typically guarantee that the interest rate will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company’s general assets. Generally, a GIC is not assignable or transferable without the permission of the issuing insurance company, and an active secondary market in GICs does not currently exist. GICs are not backed by the U.S. government nor are they insured by the FDIC. GICs are generally guaranteed only by the insurance companies that issue them.
High-Yield Securities: High-yield securities (commonly referred to as “junk bonds”) are debt instruments that are rated below investment-grade. Investing in high-yield securities involves special risks in addition to the risks associated with investments in higher rated debt instruments. While investments in high-yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, investments in high-yield securities typically entail greater price volatility as well as principal and income risk. High-yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high-yield securities may be more complex than for issuers of higher quality debt instruments.
High-yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high-yield securities are likely to be sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high-yield security prices because the advent of a recession could lessen the ability of a highly leveraged issuer to make principal and interest payments on its debt instruments. If an issuer of high-yield securities defaults, in addition to risking payment of all or a portion of interest and principal, additional expenses to seek recovery may be incurred.
The secondary market on which high-yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which a high-yield security could be sold, and could adversely affect daily NAV. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield securities, especially in a thinly traded market. When secondary markets for high-yield securities are less liquid than the market for higher grade securities, it may be more difficult to value lower rated securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.
Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Each credit rating agency applies its own methodology in measuring creditworthiness and uses a specific rating scale to publish its ratings. For more information on credit agency ratings, please see Appendix A. Furthermore, high-yield debt securities may not be registered under the 1933 Act, and, unless so registered, a Portfolio will not be able to sell such high-yield debt securities except pursuant to an exemption from registration under the 1933 Act. This may further limit a Portfolio's ability to sell high-yield debt securities or to obtain the desired price for such securities.
Special tax considerations are associated with investing in high-yield securities structured as zero-coupon or pay-in-kind instruments. Income accrues on these instruments prior to the receipt of cash payments, which income must be distributed to shareholders when it accrues, potentially requiring the liquidation of other investments, including at times when such liquidation may not be advantageous, in order to comply with the distribution requirements applicable to RICs under the Code.
Inflation-Indexed Bonds: Inflation-indexed bonds are debt instruments whose principal and/or interest value are adjusted periodically according to a rate of inflation (usually a consumer price index). Two structures are most common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.
U.S. Treasury Inflation Protected Securities (“TIPS”) currently are issued with maturities of five, ten, or thirty years, although it is possible that bonds with other maturities will be issued in the future. The principal amount of TIPS adjusts for inflation, although the inflation-adjusted principal is not paid until maturity. Semiannual coupon payments are determined as a fixed percentage of the inflation-adjusted principal at the time the payment is made.

If the rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these bonds (calculated with respect to a smaller principal amount) will be reduced. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or at the par amount at original issue. If an inflation-indexed bond does not provide a guarantee of principal at maturity, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. For example, if inflation were to rise at a faster rate than nominal interest rates, real interest rates would likely decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates would likely rise, leading to a decrease in value of inflation-indexed bonds.
While these bonds, if held to maturity, are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If nominal interest rates rise due to reasons other than inflation (for example, due to an expansion of non-inflationary economic activity), investors in these bonds may not be protected to the extent that the increase in rates is not reflected in the bond’s inflation measure.
The inflation adjustment of TIPS is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of price changes in the cost of living, made up of components such as housing, food, transportation, and energy.
Other issuers of inflation-protected bonds include other U.S. government agencies or instrumentalities, corporations, and foreign governments. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these bonds may not be protected to the extent that the increase in not reflected in the bond’s inflation measure.
Any increase in principal for an inflation-protected bonds resulting from inflation adjustments is considered to be taxable income in the year it occurs. For direct holders of inflation-protected bonds, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. Similarly, with respect to inflation-protected instruments held by each Portfolio, both interest income and the income attributable to principal adjustments must currently be distributed to shareholders in the form of cash or reinvested shares.
Inverse Floating Rate Instruments: Inverse floaters have variable interest rates that typically move in the opposite direction from movements in prevailing interest rates, most often short-term rates. Accordingly, the values of inverse floaters, or other instruments or certificates structured to have similar features, generally move in the opposite direction from interest rates. The value of an inverse floater can be considerably more volatile than the value of other debt instruments of comparable maturity and quality. Inverse floaters incorporate varying degrees of leverage. Generally, greater leverage results in greater price volatility for any given change in interest rates. Inverse floaters may be subject to legal or contractual restrictions on resale and therefore may be less liquid than other types of instruments.
Mortgage-Related Securities: Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. There may also be investments in debt instruments which are secured with collateral consisting of mortgage-related securities (see “Collateralized Mortgage Obligations”).
Financial downturns (particularly an increase in delinquencies and defaults on residential mortgages, falling home prices, and unemployment) may adversely affected the market for mortgage-related securities. In addition, various market and governmental actions may impair the ability to foreclose on or exercise other remedies against underlying mortgage holders, or may reduce the amount received upon foreclosure. These factors may cause certain mortgage-related securities to experience lower valuations and reduced liquidity. There is also no assurance that the U.S. government will take further action to support the mortgage-related securities industry, as it has in the past, should the economy experience another downturn. Further, recent legislative action and any future government actions may significantly alter the manner in which the mortgage-related securities market functions. Each of these factors could ultimately increase the risk of losses on mortgage-related securities.
Mortgage Pass-Through Securities: Interests in pools of mortgage-related securities differ from other forms of debt instruments, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.
The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase. The residential mortgage market in the United States has in the past experienced difficulties that may adversely affect the performance and market value of certain mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased in the past and may continue to increase, and a decline in or flattening of housing values (as has in the past been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have experienced serious financial difficulties or bankruptcy. Due largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for certain mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
Adjustable Rate Mortgage-Backed Securities: Adjustable rate mortgage-backed securities (“ARM MBSs”) have interest rates that reset at periodic intervals. Acquiring ARM MBSs permits participation in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARM MBSs are based. Such ARM MBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed-income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, there can be reinvestment in the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARM MBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, there is no benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARM MBSs behave more like fixed-income debt instruments and less like adjustable rate debt instruments and are subject to the risks associated with fixed-income debt instruments. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.
Agency Mortgage-Related Securities: The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”). Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include FNMA and FHLMC. FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and mortgage credit for residential housing. It is a government-sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.
On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.
FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.
Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.
FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.
In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.
In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.
To the extent third party entities involved with mortgage-backed securities issued by private issuers are involved in litigation relating to the securities, actions may be taken that are adverse to the interests of holders of the mortgage-backed securities, including each Portfolio. For example, third parties may seek to withhold proceeds due to holders of the mortgage-related securities, including each Portfolio, to cover legal or related costs. Any such action could result in losses to each Portfolio.
Collateralized Mortgage Obligations: Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.
CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.
As CMOs have evolved, some classes of CMO bonds have become more common. For example, there may be investments in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass-through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches—known as support bonds, companion bonds or non-PAC bonds—which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. A manager may invest in various tranches of CMO bonds, including support bonds.
CMO Residuals: CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage- Related Securities-Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances, the initial investment in a CMO residual may never be fully recouped.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability.
Commercial Mortgage-Backed Securities: Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Reverse Mortgage-Related Securities and Other Mortgage-Related Securities: Reverse mortgage-related securities and other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt instruments issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.
Mortgage-related securities include, among other things, securities that reflect an interest in reverse mortgages. In a reverse mortgage, a lender makes a loan to a homeowner based on the homeowner’s equity in his or her home. While a homeowner must be age 62 or older to qualify for a reverse mortgage, reverse mortgages may have no income restrictions. Repayment of the interest or principal for the loan is generally not required until the homeowner dies, sells the home, or ceases to use the home as his or her primary residence.
There are three general types of reverse mortgages: (1) single-purpose reverse mortgages, which are offered by certain state and local government agencies and nonprofit organizations; (2) federally-insured reverse mortgages, which are backed by the U.S. Department of Housing and Urban Development; and (3) proprietary reverse mortgages, which are privately offered loans. A mortgage-related security may be backed by a single type of reverse mortgage. Reverse mortgage-related securities include agency and privately issued mortgage-related securities. The principal government guarantor of reverse mortgage-related securities is GNMA.
Reverse mortgage-related securities may be subject to risks different than other types of mortgage-related securities due to the unique nature of the underlying loans. The date of repayment for such loans is uncertain and may occur sooner or later than anticipated. The timing of payments for the corresponding mortgage-related security may be uncertain. Because reverse mortgages are offered only to persons 62 and older and there may be no income restrictions, the loans may react differently than traditional home loans to market events.
Stripped Mortgage-Backed Securities: SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO class”), while the other class will receive all of the principal (the principal-only or “PO class”). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, there may be failure to recoup some or all of the initial investment in these securities even if the security is in one of the highest rating categories.
Privately Issued Mortgage-Related Securities: Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets certain investment quality standards. There can be no assurance that insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Mortgage-related securities without insurance or guarantees may be bought if, through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser or Sub-Adviser determines that the securities meet certain quality standards. Securities issued by certain private organizations may not be readily marketable.
Privately issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying privately issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Mortgage pools underlying privately issued mortgage-related securities more frequently include second mortgages, high loan-to-value ratio mortgages and manufactured housing loans, in addition to commercial mortgages and other types of mortgages where a government or government sponsored entity guarantee is not available. The coupon rates and maturities of the underlying mortgage loans in a privately-issued mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.
The risk of non-payment is greater for mortgage-related securities that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. A level of risk exists for all loans, although, historically, the poorest performing loans have been those classified as subprime. Other types of privately issued mortgage-related securities, such as those classified as pay-option adjustable rate or Alt-A have also performed poorly. Even loans classified as prime have experienced higher levels of delinquencies and defaults. Market factors that may adversely affect mortgage loan repayment include adverse economic conditions, unemployment, a decline in the value of real property, or an increase in interest rates.
Privately issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Privately issued mortgage-related securities may be purchased that are originated, packaged and serviced by third party entities. It is possible these third parties could have interests that are in conflict with the holders of mortgage-related securities, and such holders could have rights against the third parties or their affiliates. For example, if a loan originator, servicer or its affiliates engaged in negligence or willful misconduct in carrying out its duties, then a holder of the mortgage-related security could seek recourse against the originator/servicer or its affiliates, as applicable. Also, as a loan originator/servicer, the originator/servicer or its affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-related security. If one or more of those representations or warranties is false, then the holders of the mortgage-related securities could trigger an obligation of the originator/servicer or its affiliates, as applicable, to repurchase the mortgages from the issuing trust. Notwithstanding the foregoing, many of the third parties that are legally bound by trust and other documents have failed to perform their respective duties, as stipulated in such trust and other documents, and investors have had limited success in enforcing terms.
Mortgage-related securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, are not subject to the investment restrictions related to industry concentration by virtue of the exclusion from that test available to all U.S. government securities. The assets underlying such securities may be represented by a portfolio of residential or commercial mortgages (including both whole mortgage loans and mortgage participation interests that may be senior or junior in terms of priority of repayment) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of privately issued mortgage-related securities whose underlying assets are neither U.S. government securities nor U.S. government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.
Tiered Index Bonds: Tiered index bonds are relatively new forms of mortgage-related securities. The interest rate on a tiered index bond is tied to a specified index or market rate. So long as this index or market rate is below a predetermined “strike” rate, the interest rate on the tiered index bond remains fixed. If, however, the specified index or market rate rises above the “strike” rate, the interest rate of the tiered index bond will decrease. Thus, under these circumstances, the interest rate on a tiered index bond, like an inverse floater, will move in the opposite direction of prevailing interest rates, with the result that the price of the tiered index bond may be considerably more volatile than that of a fixed-rate bond.
Municipal Securities: Municipal securities are debt instruments issued by state and local governments, municipalities, territories and possessions of the United States, regional government authorities, and their agencies and instrumentalities of states, and multi-state agencies or authorities, the interest of which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax. Municipal securities include both notes (which have maturities of less than one (1) year) and bonds (which have maturities of one (1) year or more) that bear fixed or variable rates of interest.
In general, municipal securities are issued to obtain funds for a variety of public purposes such as the construction, repair, or improvement of public facilities including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations as well as to raise funds for general operating expenses and lending to other public institutions and facilities.
The two principal classifications of municipal securities are “general obligation” securities and “revenue” securities. General obligation securities are obligations secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt instruments may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects including, among others: electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Conditions in those sectors may affect the overall municipal securities markets.

Some longer-term municipal bonds give the investor the right to “put” or sell the security at par (face value) to the issuer within a specified number of days following the investor’s request. This demand feature enhances a security’s liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the longer-term securities still held could experience substantially more volatility.
Insured municipal debt involves scheduled payments of interest and principal guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares.
Municipal securities are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. The secondary market for municipal bonds typically has been less liquid than that for taxable debt/fixed-income securities, and this may affect a Portfolio’s ability to sell particular municipal bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities.
Prices and yields on municipal bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.
Securities, including municipal securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their municipal securities may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal securities or certain segments thereof, or of materially affecting the credit risk with respect to particular securities. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Portfolio’s municipal securities in the same manner.
From time to time, proposals have been introduced before Congress that, if enacted, would have the effect of restricting or eliminating the federal income tax exemption for interest on debt instruments issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of municipal securities. Further proposals limiting the issuance of municipal securities may well be introduced in the future.
Industrial Development and Pollution Control Bonds: Industrial development bonds and pollution control bonds, which in most cases are revenue bonds and generally are not payable from the unrestricted revenues of an issuer, are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. The principal security for these bonds is generally the net revenues derived from a particular facility, group of facilities, or in some cases, the proceeds of a special excise tax or other specific revenue sources. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.
Moral Obligation Securities: Moral obligation securities are usually issued by special purpose public authorities. A moral obligation security is a type of state issued municipal bond which is backed by a moral, not a legal, obligation. If the issuer of a moral obligation security cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment, but not a legal obligation, of the state or municipality that created the issuer.
Municipal Lease Obligations and Certificates of Participation: Municipal lease obligations and participations in municipal leases are undivided interests in an obligation in the form of a lease or installment purchase or conditional sales contract which is issued by a state, local government, or a municipal financing corporation to acquire land, equipment, and/or facilities (collectively hereinafter referred to as “Lease Obligations”). Generally Lease Obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged. Instead, a Lease Obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate, and make the payments due under the Lease Obligation. As a result of this structure, Lease Obligations are generally not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities.
Lease Obligations may contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. If the municipality does not appropriate in its budget enough to cover the payments on the Lease Obligation, the lessor may have the right to repossess and relet the property to another party. Depending on the property subject to the lease, the value of the property may not be sufficient to cover the debt.
In addition to the risk of “non-appropriation,” municipal lease securities may not have as highly liquid a market as conventional municipal bonds.
Short-Term Municipal Obligations: Short-term municipal securities include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and short-term discount notes. Tax anticipation notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due. Revenue anticipation notes are generally issued in expectation of receipt of other kinds of revenue, such as the revenues expected to be generated from a particular project. Bond anticipation notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes. Construction loan notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many such projects may receive permanent financing through another source. Short-term Discount notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow. Revenue anticipation notes, construction loan notes, and short-term discount notes may, but will not necessarily, be general obligations of the issuer.
Senior and Other Bank Loans: Investments in variable or floating rate loans or notes (“Senior Loans”) are typically made by purchasing an assignment of a portion of a Senior Loan from a third party, either in connection with the original loan transaction (i.e., the primary market) or after the initial loan transaction (i.e., in the secondary market). A Portfolio may also make its investments in Senior Loans through the use of derivative instruments as long as the reference obligation for such instrument in a Senior Loan. In addition, a Portfolio has the ability to act as an agent in originating and administering a loan on behalf of all lenders or as one of a group of co-agents in originating loans.
Investment Quality and Credit Analysis
The Senior Loans in which a Portfolio may invest generally are rated below investment-grade credit quality or are unrated. In acquiring a loan, the manager will consider some or all of the following factors concerning the borrower: ability to service debt from internally generated funds; adequacy of liquidity and working capital; appropriateness of capital structure; leverage consistent with industry norms; historical experience of achieving business and financial projections; the quality and experience of management; and adequacy of collateral coverage. The manager performs its own independent credit analysis of each borrower. In so doing, the manager may utilize information and credit analyses from agents that originate or administer loans, other lenders investing in a loan, and other sources. The manager also may communicate directly with management of the borrowers. These analyses continue on a periodic basis for any Senior Loan held by a Portfolio.
Senior Loan Characteristics
Senior Loans are loans that are typically made to business borrowers to finance leveraged buy-outs, recapitalizations, mergers, stock repurchases, and internal growth. Senior Loans generally hold the most senior position in the capital structure of a borrower and are usually secured by liens on the assets of the borrowers; including tangible assets such as cash, accounts receivable, inventory, property, plant and equipment, common and/or preferred stocks of subsidiaries; and intangible assets including trademarks, copyrights, patent rights, and franchise value. They may also provide guarantees as a form of collateral. Senior Loans are typically structured to include two or more types of loans within a single credit agreement. The most common structure is to have a revolving loan and a term loan. A revolving loan is a loan that can be drawn upon, repaid fully or partially, and then the repaid portions can be drawn upon again. A term loan is a loan that is fully drawn upon immediately and once repaid it cannot be drawn upon again.
Sometimes there may be two or more term loans and they may be secured by different collateral, have different repayment schedules and maturity dates. In addition to revolving loans and term loans, Senior Loan structures can also contain facilities for the issuance of letters of credit and may contain mechanisms for lenders to pre-fund letters of credit through credit-linked deposits.
By virtue of their senior position and collateral, Senior Loans typically provide lenders with the first right to cash flows or proceeds from the sale of a borrower’s collateral if the borrower becomes insolvent (subject to the limitations of bankruptcy law, which may provide higher priority to certain claims such as employee salaries, employee pensions, and taxes). This means Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.
Senior Loans typically pay interest at least quarterly at rates, which equal a fixed percentage spread over a base rate such as the LIBOR. For example, if LIBOR were 3% and the borrower was paying a fixed spread of 2.50%, the total interest rate paid by the borrower would be 5.50%. Base rates, and therefore the total rates paid on Senior Loans, float, i.e., they change as market rates of interest change.
Although a base rate such as LIBOR can change every day, loan agreements for Senior Loans typically allow the borrower the ability to choose how often the base rate for its loan will change. A single loan may have multiple reset periods at the same time, with each reset period applicable to a designated portion of the loan. Such periods can range from one day to one year, with most borrowers choosing monthly or quarterly reset periods. During periods of rising interest rates, borrowers will tend to choose longer reset periods, and during periods of declining interest rates, borrowers will tend to choose shorter reset periods. The fixed spread over the base rate on a Senior Loan typically does not change.
Agents
Senior Loans generally are arranged through private negotiations between a borrower and several financial institutions represented by an agent who is usually one of the originating lenders. In larger transactions, it is common to have several agents; however, generally only one such agent has primary responsibility for ongoing administration of a Senior Loan. Agents are typically paid fees by the borrower for their services.
The agent is primarily responsible for negotiating the loan agreement which establishes the terms and conditions of the Senior Loan and the rights of the borrower and the lenders. An agent for a loan is required to administer and manage the loan and to service or monitor the collateral. The agent is also responsible for the collection of principal, interest, and fee payments from the borrower and the apportionment of these payments to the credit of all lenders which are parties to the loan agreement. The agent is charged with the responsibility of monitoring compliance by the borrower with the restrictive covenants in the loan agreement and of notifying the lenders of any adverse change in the borrower’s financial condition. In addition, the agent generally is responsible for determining that the lenders have obtained a perfected security interest in the collateral securing the loan.
Loan agreements may provide for the termination of the agent’s agency status in the event that it fails to act as required under the relevant loan agreement, becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy. Should such an agent, lender or assignor with respect to an assignment inter-positioned between a Portfolio and the borrower become insolvent or enter FDIC receivership or bankruptcy, any interest in the Senior Loan of such person and any loan payment held by such person for the benefit of the fund should not be included in such person’s or entity’s bankruptcy estate. If, however, any such amount were included in such person’s or entity’s bankruptcy estate, a Portfolio would incur certain costs and delays in realizing payment or could suffer a loss of principal or interest. In this event, a Portfolio could experience a decrease in the NAV.
Typically, under loan agreements, the agent is given broad discretion in enforcing the loan agreement and is obligated to use the same care it would use in the management of its own property. The borrower compensates the agent for these services. Such compensation may include special fees paid on structuring and funding the loan and other fees on a continuing basis. The precise duties and rights of an agent are defined in the loan agreement.
When a Portfolio is an agent it has, as a party to the loan agreement, a direct contractual relationship with the borrower and, prior to allocating portions of the loan to the lenders if any, assumes all risks associated with the loan. The agent may enforce compliance by the borrower with the terms of the loan agreement. Agents also have voting and consent rights under the applicable loan agreement. Action subject to agent vote or consent generally requires the vote or consent of the holders of some specified percentage of the outstanding principal amount of the loan, which percentage varies depending on the relative loan agreement. Certain decisions, such as reducing the amount or increasing the time for payment of interest on or repayment of principal of a loan, or relating collateral therefor, frequently require the unanimous vote or consent of all lenders affected.
Pursuant to the terms of a loan agreement, the agent typically has sole responsibility for servicing and administering a loan on behalf of the other lenders. Each lender in a loan is generally responsible for performing its own credit analysis and its own investigation of the financial condition of the borrower. Generally, loan agreements will hold the agent liable for any action taken or omitted that amounts to gross negligence or willful misconduct. In the event of a borrower’s default on a loan, the loan agreements provide that the lenders do not have recourse against a Portfolio for its activities as agent. Instead, lenders will be required to look to the borrower for recourse.
At times a Portfolio may also negotiate with the agent regarding the agent’s exercise of credit remedies under a Senior Loan.
Additional Costs
When a Portfolio purchases a Senior Loan in the primary market, it may share in a fee paid to the original lender. When a Portfolio purchases a Senior Loan in the secondary market, it may pay a fee to, or forego a portion of the interest payments from, the lending making the assignment.
A Portfolio may be required to pay and receive various fees and commissions in the process of purchasing, selling, and holding loans. The fee component may include any, or a combination of, the following elements: arrangement fees, non-use fees, facility fees, letter of credit fees, and ticking fees. Arrangement fees are paid at the commencement of a loan as compensation for the initiation of the transaction. A non-use fee is paid based upon the amount committed but not used under the loan. Facility fees are on-going annual fees paid in connection with a loan. Letter of credit fees are paid if a loan involves a letter of credit. Ticking fees are paid from the initial commitment indication until loan closing if for an extended period. The amount of fees is negotiated at the time of closing.
Loan Participation and Assignments
A Portfolio’s investment in loan participations typically will result in the fund having a contractual relationship only with the lender and not with the borrower. A Portfolio will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participation, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any right of set-off against the borrower, and a Portfolio may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, a Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
When a Portfolio is a purchaser of an assignment, it succeeds to all the rights and obligations under the loan agreement of the assigning lender and becomes a lender under the loan agreement with the same rights and obligations as the assigning lender. These rights include the ability to vote along with the other lenders on such matters as enforcing the terms of the loan agreement (e.g., declaring defaults, initiating collection action, etc.). Taking such actions typically requires at least a vote of the lenders holding a majority of the investment in the loan and may require a vote by lenders holding two-thirds or more of the investment in the loan. Because a Portfolio usually does not hold a majority of the investment in any loan, it will not be able by itself to control decisions that require a vote by the lenders.
Because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Portfolio as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Because there is no liquid market for such assets, a Portfolio anticipates that such assets could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such assets and a Portfolio’s ability to dispose of particular assignments or participations when necessary to meet redemption of fund shares, to meet a Portfolio’s liquidity needs or, in response to a specific economic event such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for a Portfolio to value these assets for purposes of calculating its NAV.
Additional Information on Loans
The loans in which a Portfolio may invest usually include restrictive covenants which must be maintained by the borrower. Such covenants, in addition to the timely payment of interest and principal, may include mandatory prepayment provisions arising from free cash flow and restrictions on dividend payments, and usually state that a borrower must maintain specific minimum financial ratios as well as establishing limits on total debt. A breach of covenant, which is not waived by the agent, is normally an event of acceleration, i.e., the agent has the right to call the loan. In addition, loan covenants may include mandatory prepayment provisions stemming from free cash flow. Free cash flow is cash that is in excess of capital expenditures plus debt service requirements of principal and interest. The free cash flow shall be applied to prepay the loan in an order of maturity described in the loan documents. Under certain interests in loans, a Portfolio may have an obligation to make additional loans upon demand by the borrower. A Portfolio generally ensures its ability to satisfy such demands by segregating sufficient assets in high quality short term liquid investments or borrowing to cover such obligations.
A principal risk associated with acquiring loans from another lender is the credit risk associated with the borrower of the underlying loan. Additional credit risk may occur when a Portfolio acquires a participation in a loan from another lender because the fund must assume the risk of insolvency or bankruptcy of the other lender from which the loan was acquired.
Loans, unlike certain bonds, usually do not have call protection. This means that investments, while having a stated one to ten year term, may be prepaid, often without penalty. A Portfolio generally holds loans to maturity unless it becomes necessary to sell them to satisfy any shareholder repurchase offers or to adjust the fund’s portfolio in accordance with the manager’s view of current or expected economics or specific industry or borrower conditions.
Loans frequently require full or partial prepayment of a loan when there are asset sales or a securities issuance. Prepayments on loans may also be made by the borrower at its election. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a loan to be shorter than its stated maturity. Prepayment may be deferred by a Portfolio. Prepayment should; however, allow a Portfolio to reinvest in a new loan and would require a Portfolio to recognize as income any unamortized loan fees. In many cases reinvestment in a new loan this will result in a new facility fee payable to a Portfolio.
Because interest rates paid on these loans fluctuate periodically with the market, it is expected that the prepayment and a subsequent purchase of a new loan by a Portfolio will not have a material adverse impact on the yield of the portfolio.
Bridge Loans
A Portfolio may acquire interests in loans that are designed to provide temporary or “bridge” financing to a borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. Bridge loans often are unrated. A Portfolio may also invest in loans of borrowers that have obtained bridge loans from other parties. A borrower’s use of bridge loans involves a risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.
U.S. Government Securities and Obligations: Some U.S. government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by GNMA, are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, their obligations are not supported by the full faith and credit of the U.S. government, and so investments in their securities or obligations issued by them involve greater risk than investments in other types of U.S. government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued or guaranteed by these entities.
The events surrounding the U.S. federal government debt ceiling and any resulting agreement could adversely affect a Portfolio. On August 5, 2011, S&P lowered its long-term sovereign credit rating on the United States. The downgrade by S& P and other future downgrades could increase volatility in both stock and bond markets, result in higher interest rates and lower Treasury prices and increase the costs of all kinds of debt. These events and similar events in other areas of the world could have significant adverse effects on the economy generally and could result in significant adverse impacts on a Portfolio or issuers of securities held by a Portfolio. The Adviser and Sub-Adviser cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets or on a Portfolio’s portfolio. The Adviser and Sub-Adviser may not timely anticipate or manage existing, new or additional risks, contingencies or developments.
Government Trust Certificates: Government trust certificates represent an interest in a government trust, the property of which consists of: (i) a promissory note of a foreign government, no less than 90% of which is backed by the full faith and credit guarantee issued by the federal government of the United States pursuant to Title III of the Foreign Operations, Export, Financing and Related Borrowers Programs

Appropriations Act of 1998; and (ii) a security interest in obligations of the U.S. Treasury backed by the full faith and credit of the United States sufficient to support the remaining balance (no more than 10%) of all payments of principal and interest on such promissory note; provided that such obligations shall not be rated less than AAA by S&P or less than Aaa by Moody’s or have received a comparable rating by another NRSRO.
Zero-Coupon, Deferred Interest and Pay-in-Kind Bonds: Zero-coupon and deferred interest bonds are debt instruments that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest and therefore are issued and traded at a discount from their face amounts or par values. The values of zero-coupon and pay-in-kind bonds are more volatile in response to interest rate changes than debt instruments of comparable maturities that make regular distributions of interest. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds.
Zero-coupon bonds either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds. Zero-coupon bonds also are issued by municipalities.
Interest income from these types of securities accrues prior to the receipt of cash payments and must be distributed to shareholders when it accrues, potentially requiring the liquidation of other investments, including at times when such liquidation may not be advantageous, in order to comply with the distribution requirements applicable to RICs under the Code.
FOREIGN INVESTMENTS
Investments in non-U.S. issuers (including depositary receipts) entail risks not typically associated with investing in U.S. issuers. Similar risks may apply to instruments traded on a U.S. exchange that are issued by issuers with significant exposure to non-U.S. countries. The less developed a country’s securities market is, the greater the level of risk. In certain countries, legal remedies available to investors may be more limited than those available with regard to U.S. investments. Because non-U.S. instruments are normally denominated and traded in currencies other than the U.S. dollar, the value of the assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and many non-U.S. issuers are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the United States. The securities of some non-U.S. issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement, and custodial practices (including those involving securities settlement where the assets may be released prior to receipt of payment) are often less well developed than those in U.S. markets, and may result in increased risk of substantial delays in the event of a failed trade or in insolvency of, or breach of obligation by, a foreign broker-dealer, securities depository, or foreign sub-custodian. Non-U.S. transaction costs, such as brokerage commissions and custody costs, may be higher than in the United States. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, imposition of tariffs or other economic and trade sanctions, entering or exiting trade or other intergovernmental agreements, confiscatory taxation, political of financial instability, and diplomatic developments that could adversely affect the values of the investments in certain non-U.S. countries. In certain foreign markets an issuer’s securities are blocked from trading at the custodian or sub-custodian level for a specified number of days before and, in certain instances, after a shareholder meeting where such shares are voted. This is referred to as “share blocking.” The blocking period can last up to several weeks. Share blocking may prevent buying or selling securities during this period, because during the time shares are blocked, trades in such securities will not settle. It may be difficult or impossible to lift blocking restrictions, with the particular requirements varying widely by country.
Depositary Receipts: Depositary receipts are typically trust receipts issued by a U.S. bank or trust company that evince an indirect interest in underlying securities issued by a foreign entity, and are in the form of sponsored or unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).
Generally, ADRs are publicly traded on a U.S. stock exchange or in the over the-counter market, and are denominated in U.S. dollars, and the depositaries are usually a U.S. financial institution, such as a bank or trust company, but the underlying securities are issued by a foreign issuer.
GDRs may be traded in any public or private securities markets in U.S dollars or other currencies and generally represent securities held by institutions located anywhere in the world. For GDRs, the depositary may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S issuer.
EDRs are generally issued by a European bank and traded on local exchanges.
Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depositary), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositaries of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and financial information to the depositary receipt holders at the underlying issuer’s request. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S.

dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders.
ADRs, GDRs and EDRs are subject to many of the same risks associated with investing directly in foreign issuers. Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities it will be subject to the currency risk of both the investment in the depositary receipt and the underlying securities. The value of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action.
Emerging Markets Investments: Investments in emerging markets are generally subject to a greater risk of loss than investments in developed markets. This may be due to, among other things, the possibility of greater market volatility, lower trading volume and liquidity, greater risk of expropriation, nationalization, and social, political and economic instability, greater reliance on a few industries, international trade or revenue from particular commodities, less developed accounting, legal and regulatory systems, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more significant governmental limitations on investment activity as compared to those typically found in a developed market. In addition, issuers (including governments) in emerging market countries may have less financial stability than in other countries. As a result, there will tend to be an increased risk of price volatility in investments in emerging market countries, which may be magnified by currency fluctuations relative to a base currency. Settlement and asset custody practices for transactions in emerging markets may differ from those in developed markets. Such differences may include possible delays in settlement and certain settlement practices, such as delivery of securities prior to receipt of payment, which increases the likelihood of a failed settlement.” Failed settlements can result in losses. For these and other reasons, investments in emerging markets are often considered speculative.
Investing through Stock Connect: A Portfolio may, directly or indirectly (through, for example, participation notes or other types of equity-linked notes), purchase shares in mainland China-based companies that trade on Chinese stock exchanges such as the Shanghai Stock Exchange and the Shenzhen Stock Exchange (“China A-Shares”) through the Shanghai-Hong Kong Stock Connect (“Stock Connect”), a mutual market access program designed to, among other things, enable foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. There are significant risks inherent in investing in China A-Shares through Stock Connect. The underdeveloped state of PRC’s investment and banking systems subjects the settlement, clearing, and registration of China A-Shares transactions to heightened risks. Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if either or both markets are closed on a U.S. trading day, a Portfolio may not be able to dispose of its China A-Shares in a timely manner, which could adversely affect the Fund’s performance. PRC regulations require that a Portfolio that wishes to sell its China A-Shares pre-deliver the China A-Shares to a broker. If the China A-Shares are not in the broker’s possession before the market opens on the day of sale, the sell order will be rejected. This requirement could also limit a Portfolio’s ability to dispose of its China A-Shares purchased through Stock Connect in a timely manner. Additionally, Stock Connect is subject to daily quota limitations on purchases of China A Shares. Once the daily quota is reached, orders to purchase additional China A-Shares through Stock Connect will be rejected. A Portfolio’s investment in China A-Shares may only be traded through Stock Connect and is not otherwise transferable. Stock Connect utilizes an omnibus clearing structure, and the Portfolio’s shares will be registered in its custodian’s name on the Central Clearing and Settlement System. This may limit the ability of the Adviser or Sub-Adviser to effectively manage a Portfolio, and may expose the Portfolio to the credit risk of its custodian or to greater risk of expropriation. Investment in China A-Shares through Stock Connect may be available only through a single broker that is an affiliate of the Portfolio’s custodian, which may affect the quality of execution provided by such broker. Stock Connect restrictions could also limit the ability of a Portfolio to sell its China A-Shares in a timely manner, or to sell them at all. Further, different fees, costs and taxes are imposed on foreign investors acquiring China A-Shares acquired through Stock Connect, and these fees, costs and taxes may be higher than comparable fees, costs and taxes imposed on owners of other securities providing similar investment exposure. Stock Connect trades are settled in Renminbi (“RMB”), the Chinese currency, and investors must have timely access to a reliable supply of RMB in Hong Kong, which cannot be guaranteed.
Eurodollar and Yankee Dollar Instruments: Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. The Eurodollar market is relatively free of regulations resulting in deposits that may pay somewhat higher interest than onshore markets. Their offshore locations make them subject to political and economic risk in the country of their domicile. Yankee dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers and may carry the same risks as investing in foreign securities.
Foreign Currencies: Investments in issuers in different countries are often denominated in foreign currencies. Changes in the values of those currencies relative to the U.S. dollar may have a positive or negative effect on the values of investments denominated in those currencies. Investments may be made in currency exchange contracts or other currency-related transactions (including derivatives transactions) to manage exposure to different currencies. Also, these contracts may reduce or eliminate some or all of the benefits of favorable currency fluctuations. The values of foreign currencies may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by national governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments. Currency values can decrease significantly both in the short term and over the long term in response to these and other developments. Continuing uncertainty as to the status of the Euro and the European Monetary Union (the “EMU”) has created significant volatility in currency and financial markets generally. In addition, voters in the United Kingdom voted to leave the EU, creating economic and political uncertainty with respect to, among other things, the timing of the United Kingdom's withdrawal from the EU and the effects such withdrawal will have on the Euro, European economies, and the global markets.

Any partial or complete dissolution of the EMU, or any continued uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the values of portfolio investments. Some foreign countries have managed currencies, which do not float freely against the U.S. dollar.
Sovereign Debt: Investments in debt instruments issued by governments or by government agencies and instrumentalities (so called sovereign debt) involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. A governmental entity may default on its obligations or may require renegotiation or rescheduling of debt payment. Any restructuring of a sovereign debt obligation will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, legal action against the sovereign issuer, or realization on collateral securing the debt, may not be possible. The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is rated below investment grade. Sovereign debt risk may be greater for debt instruments issued or guaranteed by emerging and/or frontier countries.
Sovereign debt includes brady bonds, a U.S. dollar-denominated bond issued by an emerging market and collateralized by the U.S. Treasury zero-coupon bonds. Brady bonds arose from an effort in the 1980s to reduce the debt held by less-developed countries that frequently defaulted on loans. The bonds are named for Treasury Secretary Nicholas Brady, who helped international monetary organizations institute the program of debt-restructuring. Defaulted loans were converted into bonds with U.S. Treasury zero-coupon bonds as collateral. Because the brady bonds were backed by zero-coupon bonds, repayment of principal was insured. The brady bonds themselves are coupon-bearing bonds with a variety of rate options (fixed, variable, step, etc.) with maturities of between 10 and 30 years. Issued at par or at a discount, brady bonds often include warrants for raw material available in the country of origin or other options.
Supranational Entities: Obligations of supranational entities include securities designated or supported by governmental entities to promote economic reconstruction or development of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the “World Bank”), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. There is no assurance that participating governments will be able or willing to honor any commitments they may have made to make capital contributions to a supranational entity, or that a supranational entity will otherwise have resources sufficient to meet its commitments.
DERIVATIVE INSTRUMENTS
Derivatives are financial contracts whose values change based on changes in the values of one or more underlying assets or the difference between underlying assets. Underlying assets may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives may be traded on contract markets or exchanges, or may take the form of contractual arrangements between private counterparties. If a private counterparty is a party to a derivative contract, the value of that contract to the other party will depend on the ability and willingness of the counterparty to perform its obligations. Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying asset(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives typically involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments. Legislation and regulation of derivatives in the United States and other countries, including margin, clearing, trading, reporting, and position limits, may make derivatives more costly and/or less liquid, limit the availability of certain types of derivatives, cause changes in the use of derivatives, or otherwise adversely affect the use of derivatives.
Certain transactions require margin or collateral to be posted to a broker, prime broker, futures commission merchant, exchange, clearing house, or other third party. If an entity holding the margin or collateral becomes bankrupt or insolvent or otherwise fails to perform its obligations due to financial difficulties, there could be delays and/or losses in liquidating open positions purchased or sold through such entity and/or incur a loss of all or part of its collateral or margin deposits with such entity.
Some derivatives may be used for “hedging,” meaning that they may be used when the manager seeks to protect investments from a decline in value, which could result from changes in interest rates, market prices, currency fluctuations, and other market factors. Derivatives may also be used when the manager seeks to increase liquidity; implement a cash management strategy; invest in a particular stock, bond, or segment of the market in a more efficient or less expensive way; modify the characteristics of portfolio investments; and/or to enhance return. However, when derivatives are used, their successful use is not assured and will depend upon the manager’s ability to predict and understand relevant market movements.
Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (“EU”) and some other countries are implementing similar requirements, which will affect derivatives transactions with a counterparty organized in that country or otherwise subject to that country's derivatives regulations. Clearing rules and other new rules and regulations could, among other things, restrict a registered investment company's ability to engage in, or increase the cost of, derivatives transactions, for example, by making some types of derivatives no longer available, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, central clearing and related requirements may expose investors to new kinds of costs and risks. For example, in the event of a counterparty's (or its affiliate's) insolvency, a Portfolio's ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the EU and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, with respect to counterparties who are subject to such proceedings in the EU, the liabilities of such counterparties could be reduced, eliminated, or converted to equity in such counterparties (sometimes referred to as a “bail in”).
Additionally, U.S. regulators, the EU and certain other jurisdictions have adopted minimum margin and capital requirements for uncleared derivatives transactions. It is expected that these regulations will have a material impact on the use of uncleared derivatives. These rules impose minimum margin requirements on derivatives transactions between a registered investment company and its counterparties and may increase the amount of margin required. They impose regulatory requirements on the timing of transferring margin and the types of collateral that parties are permitted to exchange.
Exclusions of investment adviser from commodity pool operator definition. With respect to each Portfolio, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the CFTC and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to each Portfolio, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” under the CEA and the rules of the CFTC.
The terms of the CPO exclusion require each Portfolio, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts, as further described below. Compliance with the terms of the CPO exclusion may limit the ability of the Adviser to manage the investment program of each Portfolio in the same manner as it would in the absence of CPO exclusion requirements. Each Portfolio is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or each Portfolio, its investment strategies or this SAI.
Forward Commitments: Forward commitments are contracts to purchase securities for a fixed price at a future date beyond customary settlement time. A forward commitment may be disposed of prior to settlement. Such a disposition would result in the realization of short-term profits or losses.
Payment for the securities pursuant to one of these transactions is not required until the delivery date. However, the purchaser assumes the risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated. If a Portfolio makes additional investments while a delayed delivery purchase is outstanding, this may result in a form of leverage. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.
Forward Currency Contracts: A forward currency contract is an obligation to purchase or sell a specified currency against another currency at a future date and price as agreed upon by the parties. Forward contracts usually are entered into with banks and broker-dealers and usually are for less than one year, but may be renewed. Futures contracts may be held to maturity and make the contemplated payment and delivery, or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Portfolio would be able to close out a forward currency contract at a favorable price or time prior to maturity.
Forward currency transactions may be used for hedging purposes. For example, a Portfolio might sell a particular currency forward, for example, if it holds bonds denominated in that currency but the Portfolio Manager anticipates, and seek to protect the Portfolio against, a decline in the currency against the U.S. dollar. Similarly, a Portfolio might purchase a currency forward to “lock in” the dollar price of securities denominated in that currency which a Portfolio Manager anticipate purchasing for the Portfolio.
Hedging against a decline in the value of a currency does not limit fluctuations in the prices of portfolio securities or prevent losses to the extent they arise from factors other than changes in currency exchange rates. In addition, hedging transactions may limit opportunities for gain if the value of the hedged currency should rise. Moreover, it may not be possible to hedge against a devaluation that is so generally anticipated that no contracts are available to sell the currency at a price above the devaluation level it anticipates. The cost of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.
Futures Contracts: A financial futures contract is an agreement between two parties to buy or sell in the future a specific quantity of an underlying asset at a specific price and time agreed upon when the contract is made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade - known as “contract markets” - approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. Futures are subject to the creditworthiness of the futures commission merchant(s) and clearing organizations involved in the transaction.
Certain futures contracts are physically settled (i.e., involve the making and taking of delivery of a specified amount of an underlying asset). For instance, the sale of futures contracts on foreign currencies or financial instruments creates an obligation of the seller to deliver a specified quantity of an underlying foreign currency or financial instrument called for in the contract for a stated price at a specified time. Conversely, the purchase of such futures contracts creates an obligation of the purchaser to pay for and take delivery of the underlying asset called for in the contract for a stated price at a specified time. In some cases, the specific instruments delivered or taken, respectively, on the settlement date are not determined until on or near that date. That determination is made in accordance with the rules of the exchange on which the sale or purchase was made.
Some futures contracts are cash settled (rather than physically settled), which means that the purchase price is subtracted from the current market value of the instrument and the net amount, if positive, is paid to the purchaser by the seller of the futures contract and, if negative, is paid by the purchaser to the seller of the futures contract. See, for example, “Index Futures Contracts” below.
The value of a futures contract typically fluctuates in correlation with the increase or decrease in the value of the underlying indicator. The buyer of a futures contract enters into an agreement to purchase the underlying indicator on the settlement date and is said to be “long” the contract. The seller of a futures contract enters into an agreement to sell the underlying indicator on the settlement date and is said to be “short” the contract.
The purchaser or seller of a futures contract is not required to deliver or pay for the underlying indicator unless the contract is held until the settlement date. The purchaser or seller of a futures contract is required to deposit “initial margin” with a futures commission merchant when the futures contract is entered into. Initial margin is typically calculated as a percentage of the contract's notional amount. A futures contract is valued daily at the official settlement price of the exchange on which it is traded. Each day cash is paid or received, called “variation margin,” equal to the daily change in value of the futures contract. The minimum margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract.
The risk of loss in trading futures contracts can be substantial, because of the low margin required, the extremely high degree of leverage involved in futures pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (or gain) to the investor. Thus, a purchase or sale of a futures contract may result in unlimited losses. In the event of adverse price movements, an investor would continue to be required to make daily cash payments to maintain its required margin. In addition, on the settlement date, an investor may be required to make delivery of the indicators underlying the futures positions it holds.
Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. It may not be possible to liquidate or close out a futures contract at any particular time or at an acceptable price and an investor would remain obligated to meet margin requirements until the position is closed. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and potentially resulting in substantial losses. The inability to close futures positions could require maintaining a futures positions under circumstances where the manager would not otherwise have done so, resulting in losses.
If a Portfolio buys or sells a futures contract as a hedge to protect against a decline in the value of a portfolio investment, changes in the value of the futures position may not correlate as expected with changes in the value of the portfolio investment. As a result, it is possible that the futures position will not provide the desired hedging protection, or that money will be lost on both the futures position and the portfolio investment.
Margin Payments: If a Portfolio purchases or sells a futures contract, it is required to deposit with its custodian or with a futures commission merchant an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as “initial margin.” The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Portfolio upon termination of the contract, assuming the Portfolio satisfies its contractual obligations.
Subsequent payments to and from the broker occur on a daily basis in a process known as “marking to market.” These payments are called “variation margin” and are made as the value of the underlying futures contract fluctuates. For example, when a Portfolio sells a futures contract and the price of the underlying asset rises above the delivery price, the Portfolio’s position declines in value. A Portfolio then pays the broker a variation margin payment generally equal to the difference between the delivery price of the futures contract and the market price of the underlying asset. Conversely, if the price of the underlying asset falls below the delivery price of the contract, a Portfolio’s futures position increases in value. The broker then must make a variation margin payment generally equal to the difference between the delivery price of the futures contract and the market price of the underlying asset. If an exchange raises margin rates, a Portfolio would have to provide additional capital to cover the higher margin rates which could require closing out other positions earlier than anticipated.
If a Portfolio terminates a position in a futures contract, a final determination of variation margin would be made, additional cash would be paid by or to the Portfolio, and the Portfolio would realize a loss or a gain. Such closing transactions involve additional commission costs.

Index Futures Contracts: An index futures contract is a contract to buy or sell specified units of an index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the index. Under such contracts no delivery of the actual securities or other assets making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.
Interest Rate Futures Contracts: An interest rate futures contract is an agreement to take or make delivery of either: (i) an amount of cash equal to the difference between the value of a particular index of debt instruments at the beginning and at the end of the contract period; or (ii) a specified amount of a particular debt instrument at a future date at a price set at the time of the contract. Interest rate futures contracts may be bought or sold in an attempt to protect against the effects of interest rate changes on current or intended investments in fixed income instruments or generally to adjust the duration and interest rate sensitivity of an investment portfolio. For example, if a Portfolio owned long-term bonds and interest rates were expected to increase, the Portfolio might enter into interest rate futures contracts for the sale of debt instruments. Such a sale would have much the same effect as selling some of the long-term bonds in a Portfolio’s portfolio. If interest rates did increase, the value of the debt instruments in the portfolio would decline, but the value of the interest rate futures contracts would be expected to increase, subject to the correlation risks described below, thereby keeping the NAV of a Portfolio from declining as much as it otherwise would have.
Similarly, if interest rates were expected to decline, interest rate futures contracts may be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Since the fluctuations in the value of the interest rate futures contracts should be similar to that of long-term bonds, an interest rate futures contract may protect against the effects of the anticipated rise in the value of long-term bonds until the necessary cash becomes available or the market stabilizes. At that time, the interest rate futures contracts could be liquidated and cash could then be used to buy long-term bonds on the cash market. Similar results could be achieved by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase. However, the futures market may be more liquid than the cash market in certain cases or at certain times.
Gold Futures Contracts: A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time, and price. If a Portfolio purchases a gold futures contract, it becomes obligated to take delivery and pay for the gold from the seller in accordance with the terms of the contract. If a Portfolio sells a gold futures contract, it becomes obligated to make delivery of the gold to the purchaser in accordance with the terms of the contract.
Foreign Currency Futures: Currency futures contracts are similar to currency forward contracts (described below), except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A foreign currency futures contract is a standardized exchange-traded contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange, and have margin requirements.
At the maturity of a futures contract, a Portfolio either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to futures contracts may be effected only on a commodities exchange or board of trade which provides a secondary market in such contracts. There is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin.
Options on Futures Contracts: Options on futures contracts generally operate in the same manner as options purchased or written directly on the underlying assets. A futures option gives the holder, in return for the premium paid, the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.
Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing purchase transaction will realize a gain or loss. There is no guarantee that such closing purchase transactions can be effected.
A Portfolio would be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above in connection with the discussion on futures contracts. See “Margin Payments” above.
Risks of transactions in futures contracts and related options: Successful use of futures contracts is subject to the Portfolio Manager’s ability to predict movements in various factors affecting financial markets. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Portfolio because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the underlying futures contracts. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.
The use of futures and related options involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options, of the options and futures contracts themselves, and, in the case of hedging transactions, of the underlying assets which are the subject of a hedge. The successful use of these strategies further depends on the ability of the Portfolio Managers to forecast interest rates and market movements correctly. It is possible that, where a Portfolio has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, a Portfolio would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying asset due to certain market distortions. For example, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying asset and futures markets. The margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions.
There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.
The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option.
The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts; those position limits may in the future also apply to certain other derivatives positions. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if a Portfolio’s holding does not exceed applicable position limits, it is possible that some or all of the client accounts managed by the Portfolio Managers and its affiliates may be aggregated for this purpose. It is possible that the trading decisions of the Portfolio Managers for a Portfolio may be affected by the sizes of such aggregate positions. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the performance of a Portfolio.
Hybrid Instruments: A hybrid instrument may be a debt instrument, preferred stock, depositary share, trust certificate, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, commodities, indexes, economic factors or other measures, including interest rates, currency exchange rates, or commodities or securities indices, or other indicators. Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stocks with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.
Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level and payoffs of less than par if rates were above the specified level. Furthermore, a Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give a Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy would be successful, and a Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.
Risks of Investing in Hybrid Instruments: The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand profiles of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile.
The return on a hybrid instrument will be reduced by the costs of the swaps, options, or other instruments embedded in the instrument.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in an underlying asset may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the underlying asset may not move in the same direction or at the same time.
Hybrid instruments may bear interest or pay preferred dividends at below market (or even nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). Leverage risk occurs when the hybrid instrument is structured so that a given change in an underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.
If a hybrid instrument is used as a hedge against, or as a substitute for, a portfolio investment, the hybrid instrument may not correlate as expected with the portfolio investment, resulting in losses. While hedging strategies involving hybrid instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments.
Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor. A Portfolio may be prohibited from transferring a hybrid instrument, or the number of possible purchasers may be limited by applicable law or because few investors have an interest in purchasing such a customized product. Because hybrid instruments are typically privately negotiated contracts between two parties, the value of a hybrid instrument will depend on the willingness and ability of the issuer of the instrument to meet its obligations. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures, options, and swaps.
Synthetic Convertible Securities: Synthetic convertible securities are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Portfolio may purchase a non-convertible debt security and a warrant or option, which enables the Portfolio to have a convertible-like position with respect to a company, group of companies, or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then-current value of the underlying security. Unlike a true convertible security, a synthetic convertible security comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible security is the sum of the values of its fixed-income component and its convertible component. For this reason, the value of a synthetic convertible security and a true convertible security may respond differently to market fluctuations.
Options: An option gives the holder the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specific amount or value of a particular underlying asset at a specific price (called the “exercise” or “strike” price) at one or more specific times before the option expires. The underlying asset of an option contract can be a security, currency, index, future, swap, commodity, or other type of financial instrument. The seller of an option is called an option writer. The purchase price of an option is called the premium. The potential loss to an option purchaser is limited to the amount of the premium plus transaction costs. This will be the case, for example, if the option is held and not exercised prior to its expiration date.
Options can be traded either through established exchanges (“exchange-traded options”) or privately negotiated transactions OTC options. Exchange traded options are standardized with respect to, among other things, the underlying asset, expiration date, contract size and strike price. The terms of OTC options are generally negotiated by the parties to the option contract which allows the parties greater flexibility in customizing the agreement, but OTC options are generally less liquid than exchange-traded options.
All option contracts involve credit risk if the counterparty to the option contract (e.g., the clearing house or OTC counterparty) or the third party effecting the transaction in the case of cleared options (e.g., futures commission merchant or broker/dealer) fails to perform. The value of an OTC option that is not cleared is dependent on the credit worthiness of the individual counterparty to the contract and may be greater than the credit risk associated with cleared options.
The purchaser of a put option obtains the right (but not the obligation) to sell a specific amount or value of a particular asset to the option writer at a fixed strike price. In return for this right, the purchaser pays the option premium. The purchaser of a typical put option can expect to realize a gain if the price of the underlying asset falls. However, if the underlying asset’s price does not fall enough to offset the cost of purchasing the option, the purchaser of a put option can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).
The purchaser of a call option obtains the right (but not the obligation) to purchase a specified amount or value of an underlying asset from the option writer at a fixed strike price. In return for this right, the purchaser pays the option premium. The purchaser of a typical call option can expect to realize a gain if the price of the underlying asset rises. However, if the underlying asset’s price does not rise enough to offset the cost of purchasing the option, the buyer of a call option can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).
The purchaser of a call or put option may terminate its position by allowing the option to expire, exercising the option or closing out its position by entering into an offsetting option transaction if a liquid market is available. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser would complete the purchase or sale, as applicable, of the underlying asset to the option writer at the strike price.
The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer assumes the obligation to buy or sell (depending on whether the option is a put or a call) a specified amount or value of a particular asset at the strike price if the purchaser of the option chooses to exercise it. A call option written on a security or other instrument held by the Portfolio (commonly known as “writing a covered call option”) limits the opportunity to profit from an increase in the market price of the underlying asset above the exercise price of the option. A call option written on securities that are not currently held by the Portfolio is commonly known as “writing a naked call option”. During periods of declining securities prices or when prices are stable, writing these types of call options can be a profitable strategy to increase income with minimal capital risk. However, when securities prices increase, a Portfolio would be exposed to an increased risk of loss, because if the price of the underlying asset or instrument exceeds the option’s exercise price, the Portfolio would suffer a loss equal to the amount by which the market price exceeds the exercise price at the time the call option is exercised, minus the premium received. Calls written on securities that a Portfolio does not own are riskier than calls written on securities owned by the Portfolio because there is no underlying asset held by the Portfolio that can act as a partial hedge. When such a call is exercised, a Portfolio must purchase the underlying asset to meet its call obligation or make a payment equal to the value of its obligation in order to close out the option. Calls written on securities that a Portfolio does not own have speculative characteristics and the potential for loss is theoretically unlimited. There is also a risk, especially with less liquid preferred and debt instruments, that the asset may not be available for purchase.
Generally, an option writer sells options with the goal of obtaining the premium paid by the option purchaser. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer’s potential loss is equal to the amount the option is “in-the-money” when the option is exercised offset by the premium received when the option was written. A call option is in-the-money if the value of the underlying asset exceeds the strike price of the option, and so the call option writer’s loss is theoretically unlimited. A put option is in-the-money if the strike price of the option exceeds the value of the underlying asset, and so the put option writer’s loss is limited to the strike price. Generally, any profit realized by an option purchaser represents a loss for the option writer. The writer of an option may seek to terminate a position in the option before exercise by closing out its position by entering into an offsetting option transaction if a liquid market is available. If the market is not liquid for an offsetting option, however, the writer must continue to be prepared to sell or purchase the underlying asset at the strike price while the option is outstanding, regardless of price changes.
If a Portfolio is the writer of a cleared option, the Portfolio is required to deposit initial margin. Additional margin may also be required. If a Portfolio is the writer of an uncleared option, the Portfolio may be required to deposit initial margin and additional margin.
A physical delivery option gives its owner the right to receive physical delivery (if it is a call), or to make physical delivery (if it is a put) of the underlying asset when the option is exercised. A cash-settled option gives its owner the right to receive a cash payment based on the difference between a determined value of the underlying asset at the time the option is exercised and the fixed exercise price of the option. In the case of physically settled options, it may not be possible to terminate the position at any particular time or at an acceptable price. A cash-settled call conveys the right to receive a cash payment if the determined value of the underlying asset at exercise exceeds the exercise price of the option, and a cash-settled put conveys the right to receive a cash payment if the determined value of the underlying asset at exercise is less than the exercise price of the option.
Combination option positions are positions in more than one option at the same time. A spread involves being both the buyer and writer of the same type of option on the same underlying asset but different exercise prices and/or expiration dates. A straddle consists of purchasing or writing both a put and a call on the same underlying asset with the same exercise price and expiration date.
The principal factors affecting the market value of a put or call option include supply and demand, interest rates, the current market price of the underlying asset in relation to the exercise price of the option, the volatility of the underlying asset and the remaining period to the expiration date.
If a trading market in particular options were illiquid, investors in those options would be unable to close out their positions until trading resumes, and option writers may be faced with substantial losses if the value of the underlying asset moves adversely during that time. However, there can be no assurance that a liquid market will exist for any particular options product at any specific time. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity, or even the orderliness of the market for particular options. Exchanges or other facilities on which options are traded may establish limitations on options trading, may order the liquidation of positions in excess of these limitations, or may impose other sanctions that could adversely affect parties to an options transaction.
Many options, in particular OTC options, are complex and often valued based on subjective factors. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Portfolio.
Foreign Currency Options: Put and call options on foreign currencies may be bought or sold either on exchanges or in the OTC market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Portfolio to reduce foreign currency risk using such options.
Index Options: An index option is a put or call option on a securities index or other (typically securities-related) index. In contrast to an option on a security, the holder of an index option has the right to receive a cash settlement amount upon exercise of the option. This settlement amount is equal to: (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied; by (ii) a fixed “index multiplier.” The index underlying an index option may be a “broad-based” index, such as the S&P 500® Index or the NYSE Composite Index, the changes in value of which ordinarily will reflect movements in the stock market in general. In contrast, certain options may be based on narrower market indices, such as the S&P 100 Index, or on indices of securities of particular industry groups, such as those of oil and gas or technology issuers. A stock index assigns relative values to the stocks included in the index, and the index fluctuates with changes in the market values of the stocks so included. The composition of the index is changed periodically. The risks of purchasing and selling index options are generally similar to the risks of purchasing and selling options on securities.
Participatory Notes: Participatory notes are a type of derivative instrument used by foreign investors to access local markets and to gain exposure to, primarily, equity securities of issuers listed on a local exchange. Rather than purchasing securities directly, a Portfolio may purchase a participatory note from a broker-dealer, which holds the securities on behalf of the noteholders.
Participatory notes are similar to depositary receipts except that: (1) brokers, not U.S. banks, are depositories for the securities; and (2) noteholders may remain anonymous to market regulators.
The value of the participatory notes will be directly related to the value of the underlying securities. Any dividends or capital gains collected from the underlying securities are remitted to the noteholder.
The risks of investing in participatory notes include derivatives risk and foreign investments risk. The foreign investments risk associated with participatory notes is similar to those of investing in depositary receipts. However, unlike depositary receipts, participatory notes are subject to counterparty risk based on the uncertainty of the counterparty’s (i.e., the broker’s) ability to meet its obligations.
Rights and Warrants: Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued in conjunction with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights are instruments, frequently distributed to an issuer’s shareholders as a dividend, that usually entitle the holder to purchase a specified amount of common stock at a specified price on a specific date or during a specific period of time (typically for a period of only weeks). The exercise price on a right is normally at a discount from the market value of the common stock at the time of distribution.
Warrants may be used to enhance the marketability of a bond or preferred stock. Rights are frequently used outside of the United States as a means of raising additional capital from an issuer’s current shareholders.
Warrants and rights do not carry with them the right to dividends or to vote, do not represent any rights in the assets of the issuer and may or may not be transferable. Investments in warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities, and expires worthless if it is not exercised on or prior to its expiration date, if any.
Bonds issued with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities.
Equity-linked warrants are purchased from a broker, who in turn is expected to purchase shares in the local market. If a Portfolio exercises its warrant, the shares are expected to be sold and the warrant redeemed with the proceeds. Typically, each warrant represents one share of the underlying stock. Therefore, the price and performance of the warrant are directly linked to the underlying stock, less transaction costs. In addition to the market risk related to the underlying holdings, a Portfolio bears counterparty risk with respect to the issuing broker. There is currently no active trading market for equity-linked warrants, and they may be highly illiquid.
Index-linked warrants are put and call warrants where the value varies depending on the change in the value of one or more specified securities indices. Index-linked warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index-linked warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Portfolio were not to exercise an index-linked warrant prior to its expiration, then the Portfolio would lose the amount of the purchase price paid by it for the warrant.
Index-linked warrants are normally used in a manner similar to its use of options on securities indices. The risks of index-linked warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index-linked warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution that issues the warrant. Also, index-linked warrants may have longer terms than index options. Index-linked warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index-linked warrants may limit a Portfolio’s ability to exercise the warrants at such time, or in such quantities, as the Portfolio would otherwise wish to do.
Indirect investment in foreign equity securities may be made through international warrants, local access products, participation notes, or low exercise price warrants. International warrants are financial instruments issued by banks or other financial institutions, which may or may not be traded on a foreign exchange. International warrants are a form of derivative security that may give holders the right to buy or sell an underlying security or a basket of securities from or to the issuer for a particular price or may entitle holders to receive a cash payment relating to the value of the underlying security or basket of securities. International warrants are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be American style exercise, which means that they can be exercised at any time on or before the expiration date of the international warrant, or European style exercise, which means that they may be exercised only on the expiration date. International warrants have an exercise price, which is typically fixed when the warrants are issued.
Low exercise price warrants are warrants with an exercise price that is very low relative to the market price of the underlying instrument at the time of issue (e.g., one cent or less). The buyer of a low exercise price warrant effectively pays the full value of the underlying common stock at the outset. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the price of the common stock relating to exercise or the settlement date is determined, during which time the price of the underlying security could change significantly. These warrants entail substantial credit risk, since the issuer of the warrant holds the purchase price of the warrant (approximately equal to the value of the underlying investment at the time of the warrant’s issue) for the life of the warrant.
The exercise or settlement date of the warrants and other instruments described above may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the instruments, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the warrants may become worthless, resulting in a total loss of the purchase price of the warrants.
Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or cash in lieu thereof. These instruments may also be subject to liquidity risk because there may be a limited secondary market for trading the warrants. They are also subject, like other investments in foreign securities, to foreign risk and currency risk.
Swap Transactions and Options on Swap Transactions: Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined underlying assets, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index). When a Portfolio enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Portfolio may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt instruments.
In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying asset; if the underlying asset declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A swap may create a long or short position in the underlying asset. A total return swap may be used to hedge against an exposure in an investment portfolio (including to adjust the duration or credit quality of a bond portfolio) or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A total return swap may also be used to gain exposure to securities or markets which may not be accessed directly (in so-called market access transactions).
In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt instruments (typically referred to as a “reference entity”). In general, the protection “buyer” in a credit default swap is obligated to pay the protection “seller” an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Rather than exchange the bonds for the par value, a single cash payment may be due from the seller representing the difference between the par value of the bonds and the current market value of the bonds (which may be determined through an auction). Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a Portfolio buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If a Portfolio does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Portfolio is a buyer and no credit event occurs, the Portfolio will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. If a Portfolio sells protection under a credit default swap, the position may have the effect of creating leverage in the Portfolio’s portfolio through the Portfolio’s indirect long exposure to the issuer or securities on which the swap is written. If a Portfolio sells protection, it may do so either to earn additional income or to create such a “synthetic” long position. Credit default swaps involve general market risks, illiquidity risk, counterparty risk, and credit risk.
A cross-currency swap is a contract between two counterparties to exchange interest and principal payments in different currencies. A cross-currency swap normally has an exchange of principal at maturity (the final exchange); an exchange of principal at the start of the swap (the initial exchange) is optional. An initial exchange of notional principal amounts at the spot exchange rate serves the same function as a spot transaction in the foreign exchange market (for an immediate exchange of foreign exchange risk). An exchange at maturity of notional principal amounts at the spot exchange rate serves the same function as a forward transaction in the foreign exchange market (for a future transfer of foreign exchange risk). The currency swap market convention is to use the spot rate rather than the forward rate for the exchange at maturity. The economic difference is realized through the coupon exchanges over the life of the swap. In contrast to single currency interest rate swaps, cross-currency swaps involve both interest rate risk and foreign exchange risk.
To the extent a portfolio may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.
An interest rate cap is a right to receive periodic cash payments over the life of the cap equal to the difference between any higher actual level of interest rates in the future and a specified strike (or “cap”) level. The cap buyer purchases protection for a floating rate move above the strike. An interest rate floor is the right to receive periodic cash payments over the life of the floor equal to the difference between any lower actual level of interest rates in the future and a specified strike (or “floor”) level. The floor buyer purchases protection for a floating rate move below the strike. The strikes are typically based on the three-month LIBOR (although other indices are available) and are measured quarterly. Rights arising pursuant to both caps and floors are exercised automatically if the strike is in the money. Caps and floors eliminate the risk that the buyer fails to exercise an in-the-money option.
A portfolio will not enter into any of these derivative transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least “high quality” at the time of purchase by at least one of the established rating agencies. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents utilizing standard swap documentation. The swap market has become relatively liquid under normal market conditions. Swap transactions do not involve the delivery of securities or other underlying assets or principal, and the risk of loss with respect to such transactions is limited to the net amount of payments that a portfolio is contractually obligated to make or receive.
An option on swap agreement (“swaption”) is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Depending on the terms of the particular option agreement, generally a greater degree of risk is incurred when writing a swaption than when purchasing a swaption. If a Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, if a Portfolio writes a swaption, upon exercise of the option the Portfolio will become obligated according to the terms of the underlying agreement.
The successful use of swap agreements or swaptions depends on the manager’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.
Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Because they are two-party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.
Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Portfolio’s interest. A Portfolio bears the risk that its manager will not accurately forecast future market trends or the values of assets, reference rates, indices, or other economic factors in establishing swap positions for the Portfolio. If the manager attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a Portfolio would be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for a Portfolio. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Portfolio investments. Many swaps are complex and often valued subjectively.
Counterparty risk with respect to derivatives has been and may continue to be affected by new rules and regulations concerning the derivatives market. Some interest rate swaps and credit default index swaps are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds the position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and clearing members, and it is not clear how an insolvency proceeding of a clearing house or clearing member would be conducted, what effect the insolvency proceeding would have on any recovery by a Portfolio, and what impact an insolvency of a clearing house or clearing member would have on the financial system more generally. In some ways, cleared derivative arrangements are less favorable to a Portfolio than bilateral arrangements, for example, by requiring that a Portfolio provide more margin for its cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Portfolio, the clearing house or the clearing member through which it holds its position at any time can require termination of an existing cleared derivatives position or an increase in the margin required at the outset of a transaction. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Portfolio to pursue its investment strategy.

Also, in the event of a counterparty's (or its affiliate's) insolvency, the possibility exists that a Portfolio's ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the EU and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to a Portfolio of a counterparty who is subject to such proceedings in the EU (sometimes referred to as a “bail in”).
The U.S. government and the EU have also adopted mandatory minimum margin requirements for bilateral derivatives. Such requirements could increase the amount of margin required to be provided by a Portfolio in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.
The U.S. Congress, various exchanges and regulatory and self-regulatory authorities have undertaken reviews of derivatives trading in recent periods. Among the actions that have been taken or proposed to be taken are new position limits and reporting requirements, and new or more stringent daily price fluctuation limits for futures and options transactions. Additional measures are under active consideration and as a result there may be further actions that adversely affect the regulation of instruments in which a Portfolio may invest. It is possible that these or similar measures could potentially limit or completely restrict the ability of a Portfolio to use these instruments as a part of its investment strategy. Limits or restrictions applicable to the counterparties with which a Portfolio may engage in derivative transactions could also prevent the Portfolio from using these instruments.
Foreign Currency Warrants: Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).
OTHER INVESTMENT TECHNIQUES
Borrowing: Borrowing will result in leveraging of a Portfolio’s assets. This borrowing may be secured or unsecured. Borrowing, like other forms of leverage, will tend to exaggerate the effect on NAV of any increase or decrease in the market value of a Portfolio’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased, if any. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Provisions of the 1940 Act require a Portfolio to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Portfolio’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sells holdings at that time.
From time to time, a Portfolio may enter into, and make borrowings for temporary purposes related to the redemption of shares under, a credit agreement with third-party lenders. Borrowings made under such credit agreements will be allocated pursuant to guidelines approved by the Board.
A Portfolio may engage in other transactions that may have the effect of creating leverage in the Portfolio’s portfolio, including by way of example reverse repurchase agreements, dollar rolls, and derivatives transactions. A Portfolio will generally not treat such transactions as borrowings of money.
Participation on Creditor Committees: A Portfolio may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by a Portfolio. Such participation may incur additional expenses such as legal fees and may make a Portfolio an “insider” of the issuer for purposes of the federal securities laws, which may restrict such Portfolio’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation on such committees may also expose a Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors.
Repurchase Agreements: A repurchase agreement is a contract under which a Portfolio acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price. Repurchase agreements may be viewed as loans which are collateralized by the securities subject to repurchase. The value of the underlying securities in such transactions will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate. To the extent that a Portfolio has invested a substantial portion of its assets in repurchase agreements, the investment return on such assets, and potentially the ability to achieve the investment objectives, will depend on the counterparties’ willingness and ability to perform their obligations under the repurchase agreements.

Restricted and Illiquid Securities: Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven (7) calendar days at approximately the value ascribed to it by a Portfolio. A Portfolio may not invest more than 15% of its net assets in illiquid investments. A Portfolio may invest in securities governed by Rule 144A under the 1933 Act (“Rule 144A” and securities that are offered in reliance on Section 4(2) of the 1933 Act and which are, therefore, restricted as to their resale.
In adopting Rule 144A, the SEC specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the Board (or the Adviser or Sub-Adviser acting subject to the Board’s supervision) determines that the securities are in fact liquid. The Board has delegated to Portfolio management the daily function of determining the monitoring and liquidity of restricted securities, subject to the Board’s oversight and review. If Portfolio management determines, based upon a continuing review of the trading markets for specific Section 4(2) or Rule 144A securities (or other restricted securities), that they are liquid, they will not be subject to the 15% limit on illiquid investments. This practice could have the effect of decreasing the level of liquidity in a Portfolio if the liquidity of such investments changes adversely or if Portfolio management’s assessment of an investment’s liquidity is incorrect.
Reverse Repurchase Agreements and Dollar Roll Transactions: Reverse repurchase agreements involve sales of portfolio securities to another party and an agreement by the a Portfolio to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, a Portfolio continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A Portfolio will typically segregate or “earmark” assets determined to be liquid by Portfolio management in accordance with procedures established by the Board, equal (on a mark-to-market basis) to its obligations under any reverse repurchase or dollar roll agreement.
Dollar rolls involve selling securities (e.g. mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar securities on a specified future date and price from the same party. Mortgage-dollar rolls and U.S. Treasury rolls are types of dollar rolls. During the roll period, principal and interest paid on the securities is not received but proceeds from the sale can be invested.
Reverse repurchase agreement and dollar rolls involve the risk that the market value of the securities to be repurchased under the agreement may decline below the repurchase price. If the buyer of securities under a reverse repurchase agreement or dollar rolls files for bankruptcy or becomes insolvent, such a buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the obligation to repurchase the securities and use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Additionally, reverse repurchase agreements entail many of the same risks as OTC derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected.
Securities Lending: Securities lending involves lending of portfolio securities to qualified broker/dealers, banks or other financial institutions who may need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failure to deliver securities, or completing arbitrage operations. Securities are loaned pursuant to a securities lending agreement approved by the Board and under the terms, structure and the aggregate amount of such loans consistent with the 1940 Act. Lending portfolio securities increases the lender’s income by receiving a fixed fee or a percentage of the collateral, in addition to receiving the interest or dividend on the securities loaned. As collateral for the loaned securities, the borrower gives the lender collateral equal to at least 100% of the value of the loaned securities. The collateral may consist of cash (including U.S. dollars and foreign currency), securities issued by the U.S. Government or its agencies or instrumentalities, or such other collateral as may be approved by the Board. The borrower must also agree to increase the collateral if the value of the loaned securities increases but may request some of the collateral be returned if the market value of the loaned securities goes down.
During the existence of the loan, the lender will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. Loans are subject to termination by the lender or a borrower at any time. A Portfolio may choose to terminate a loan in order to vote in a proxy solicitation.
During the time a security is on loan and the issuer of the security makes an interest or dividend payment, the borrower pays the lender a substitute payment equal to any interest or dividends the lender would have received directly from the issuer of the security if the lender had not loaned the security. When a lender receives dividends directly from domestic or certain foreign corporations, a portion of the dividends paid by the lender itself to its shareholders and attributable to those dividends (but not the portion attributable to substitute payments) may be eligible for: (i) treatment as “qualified dividend income” in the hands of individuals; or (ii) the federal dividends received deduction in the hands of corporate shareholders. The Adviser therefore may cause a Portfolio to terminate a securities loan – and forego any income on the loan after the termination – in anticipation of a dividend payment. As of the date of this SAI, the Adviser is not engaging in this particular securities loan termination practice.
Securities lending involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. Counterparty risk also includes a potential loss of rights in the collateral if the borrower or the Lending Agent defaults or fails financially. This risk is increased if loans are concentrated with a single borrower or limited number of borrowers. There are no limits on the number of borrowers that may be used and securities may be loaned to only one or a small group of borrowers. Participation in securities lending also incurs the risk of loss in connection with investments of cash collateral received from the borrowers. Cash collateral is invested in accordance with investment guidelines contained in the Securities Lending Agreement and approved by the Board. Some or all of the cash collateral received in connection with the securities lending program may be invested in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Lending Agent (or its affiliates). The Lending Agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the Lending Agent may receive asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the Lending Agent (or its affiliates) and a Portfolio with respect to the management of such cash collateral. To the extent that the value or return on investments of the cash collateral declines below the amount owed to a borrower, a Portfolio may incur losses that exceed the amount it earned on lending the security. The Lending Agent will indemnify a Portfolio from losses resulting from a borrower’s failure to return a loaned security when due, but such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Adviser is not responsible for any loss incurred by a Portfolio in connection with the securities lending program.
Short Sales: Short sales can be made “against the box” or not “against the box.” A short sale that is not made “against the box” is a transaction in which a party sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the seller must borrow the security to make delivery to the buyer. To borrow the security, the seller also may be required to pay a premium, which would increase the cost of the security sold. The seller then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. It may not be possible to liquidate or close out the short sale at any particular time or at an acceptable price. The price at such a time may be more or less than the price at which the security was sold by the seller. The seller will incur a loss if the price of the security increases between the date of the short sale and the date on which the seller replaced the borrowed security. Such loss may be unlimited. The seller will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of a loss increased, by the amount of the premium, dividends or interest the seller may be required to pay in connection with a short sale. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.) Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit-linked instruments, and swap contracts.
The seller may also make short sales “against the box.” A short sale “against the box” is a transaction in which a security identical to one owned by the seller is borrowed and sold short. If the seller enters into a short sale against the box, it is required to hold securities equivalent in-kind and in amount to the securities sold short (or securities convertible or exchangeable into such securities) while the short sale is outstanding. The seller will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box and will forgo an opportunity for capital appreciation in the security.
Selling short “against the box” typically limits the amount of effective leverage. Short sales “against the box” may be used to hedge against market risks when the manager believes that the price of a security may decline, causing a decline in the value of a security or a security convertible into or exchangeable for such security. In such case, any future losses in the long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities owned, either directly or indirectly, and, in the case of convertible securities, changes in the investment values or conversion premiums of such securities.
To Be Announced Commitments: To be announced commitments represent an agreement to purchase or sell securities on a delayed delivery or forward commitment basis through the “to-be announced” (“TBA”) market. With TBA transactions, a commitment is made to either purchase or sell securities for a fixed price, without payment, and delivery at a scheduled future dated beyond the customary settlement period for securities. In addition, with TBA transactions, the particular securities to be delivered or received are not identified at the trade date; however, securities delivered to a purchaser must meet specified criteria (such as yield, duration, and credit quality) and contain similar characteristics. TBA securities may be sold to hedge positions or to dispose of securities under delayed-delivery arrangements.
Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the purchaser will still bear the risk of any decline in the value of the security to be delivered. Because these transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the purchaser may be less favorable than the security delivered to the dealer. The purchaser of TBA securities generally is subject to increased market risk and interest rate risk because the delivered securities may be less favorable than anticipated by the purchaser. TBA securities have the effect of creating leverage.
Recently finalized FINRA rules include mandatory margin requirements for the TBA market with limited exceptions. TBAs historically have not been required to be collateralized. The collateralization of TBA trades is intended to mitigate counterparty credit risk between trade and settlement, but could increase the cost of TBA transactions and impose added operational complexity.
When-Issued Securities and Delayed Delivery Transactions: When-issued securities and delayed delivery transactions involve the purchase or sale of securities at a predetermined price or yield with payment and delivery taking place in the future after the customary settlement period for that type of security. Upon the purchase of the securities, liquid assets with an amount equal to or greater than the purchase price of the security will be set aside to cover the purchase of that security. The value of these securities is reflected in the net assets value as of the purchase date; however, no income accrues from the securities prior to their delivery.
There can be no assurance that a security purchased on a when issued basis will be issued or that a security purchased or sold on a delayed delivery basis will be delivered. When a Portfolio engages in when-issued or delayed delivery transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Portfolio’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
The purchase of securities in this type of transaction increases an overall investment exposure and involves a risk of loss if the value of the securities declines prior to settlement. If deemed advisable as a matter of investment strategy, the securities may be disposed of or the transaction renegotiated after it has been entered into, and the securities sold before those securities are delivered on the settlement date.

OTHER RISKS
Cyber Security Issues: The Voya family of funds, and their service providers, may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting a Portfolio or its service providers may adversely impact the Portfolio. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Portfolio’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Portfolio to regulatory fines or financial losses and/or cause reputational damage. A Portfolio may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Portfolio may invest, which could result in material adverse consequences for such issuers and may cause a Portfolio’s investment in such companies to lose value. In addition, substantial costs may be incurred in order to prevent any cyber-attacks in the future. While each Portfolio has established a business continuity plan in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, a Portfolio cannot control the cyber security plans and systems put in place by service providers to the Portfolio and issuers in which the Portfolio invests. A Portfolio and its shareholders could be negatively impacted as a result.
TEMPORARY DEFENSIVE STRATEGIES
When the Adviser or sub-adviser (if applicable) to a Portfolio anticipates unusual market, economic, political, or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized.
PORTFOLIO TURNOVER
A change in securities held in a Portfolio’s portfolio is known as portfolio turnover and may involve the payment by the Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs associated with the purchase or sale of securities.
Each Portfolio may sell a portfolio investment soon after its acquisition if the Adviser or Sub-Adviser believes that such a disposition is consistent with the Portfolio’s investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. Portfolio turnover rate for a fiscal year is the percentage determined by dividing (i) the lesser of the cost of purchases or sales of portfolio securities by (ii) the monthly average of the value of portfolio securities owned by the Portfolio during the fiscal year. Securities with maturities at acquisition of one year or less are excluded from this calculation. A Portfolio cannot accurately predict its turnover rate; however, the rate will be higher when the Portfolio finds it necessary or desirable to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events.
A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and transaction costs which are ultimately borne by a Portfolio’s shareholders. High portfolio turnover may result in the realization of substantial capital gains.
Each Portfolio’s historical turnover rates are included in the Financial Highlights tables in the Prospectus.
To the extent each Portfolio invests in affiliated Underlying Funds, the discussion above relating to investment decisions made by the Adviser or the Sub-Adviser with respect to each Portfolio also includes investment decisions made by an Adviser or a Sub-Adviser with respect to those Underlying Funds.
FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT RESTRICTIONS
Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such percentage limitation or standard will be determined immediately after and as a result of the Portfolio’s acquisition of such security or other asset, except in the case of borrowing (or other activities that may be deemed to result in the issuance of a “senior security” under the 1940 Act). Accordingly, any subsequent change in value, net assets or other circumstances will not be considered when determining whether the investment complies with the Portfolio’s investment policies and limitations.
Unless otherwise stated, if a Portfolio’s holdings of illiquid securities exceeds 15% of its net assets because of changes in the value of the Portfolio’s investments, the Portfolio will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Portfolio.
Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which a Portfolio has valued them. Such securities include, but are not limited to, fixed time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(a)(2) of the 1933 Act, or securities otherwise subject to restrictions on resale under the 1933 Act (“Restricted Securities”) shall not be deemed illiquid solely by reason of being unregistered.

The Adviser or Sub-Adviser determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.
FUNDAMENTAL INVESTMENT RESTRICTIONS
Each Portfolio has adopted the following investment restrictions as fundamental policies which means they cannot be changed without the approval of the holders of a “majority” of the Portfolio’s outstanding voting securities, as that term is defined in the 1940 Act. The term “majority” is defined in the 1940 Act as the lesser of: (i) 67% or more of the Portfolio’s voting securities present at a meeting of shareholders at which the holders of more than 50% of the outstanding voting securities of the Portfolio are present in person or represented by proxy; or (ii) more than 50% of the Portfolio’s outstanding voting securities.
As a matter of fundamental policy, a Portfolio may not:
1.	(except for Voya Australia Index Portfolio and Voya Hang Seng Index Portfolio) purchase securities of any issuer if, as a result, with respect to 75% of a Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or a Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit a Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other registered management investment companies;
2.	purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities, or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by a Portfolio, and further provided, that a Portfolio will concentrate to approximately the same extent that its underlying index or indices concentrates in the stock of any particular industry or industries;
3.	borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder, and any exemptive relief obtained by a Portfolio;
4.	make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder, and any exemptive relief obtained by a Portfolio;
5.	underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit a Portfolio’s ability to invest in securities issued by other registered management investment companies;
6.	purchase or sell real estate, except that a Portfolio may: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by a Portfolio as a result of the ownership of securities;
7.	issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by a Portfolio; or
8.	purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.
INDUSTRY CLASSIFICATIONS
For purposes of determining compliance with a Portfolio’s concentration policy, the Adviser or Sub-Adviser may use any reasonable industry classification system. The Adviser or Sub-Adviser may change its industry classification system from time to time if it concludes that the change is necessary or appropriate. With respect to each Portfolio, Voya IM currently uses the Bloomberg Barclays Global Classification Scheme for debt instruments and Global Industry Classification Standards for equity investments.
DISCLOSURE OF each Portfolio’s PORTFOLIO SECURITIES
Each Portfolio is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with each Portfolio’s annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.
In addition, each Portfolio posts its portfolio holdings schedule on Voya’s website on a calendar-quarter basis and makes it available 30 calendar days following the end of the previous calendar quarter or as soon thereafter as practicable. The portfolio holdings schedule is as of the last day of the previous calendar quarter.
Each Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date. Each Portfolio may also file information on portfolio holdings with the SEC or other regulatory authority as required by applicable law.

Each Portfolio also compiles a list of its ten largest (“Top Ten”) holdings and/or its Top Ten largest issuers. This information is made available on Voya’s website 10 calendar days following the end of the previous calendar month, or as soon thereafter as practicable. The Top Ten holdings and/or issuer information shall be as of the last day of the previous calendar month.
Investors (both individual and institutional), financial intermediaries that distribute each Portfolio’s shares, and most third parties may receive each Portfolio’s annual or semi-annual shareholder reports, or view them on Voya’s website, along with each Portfolio’s portfolio holdings schedule.
The Top Ten list is also provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products, variable annuity contracts and other retirement plans.
Other than in regulatory filings or on Voya’s website, each Portfolio may provide its complete portfolio holdings to certain unaffiliated third parties and affiliates when a Portfolio has a legitimate business purpose for doing so. Unless otherwise noted below, each Portfolio’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, a Portfolio’s disclosure of its portfolio holdings may include disclosure:
•	to a Portfolio’s independent registered public accounting firm, named herein, for use in providing audit opinions, as well as to the independent registered public accounting firm of an entity affiliated with the Adviser if the Portfolio is consolidated into the financial results of the affiliated entity;
•	to financial printers for the purpose of preparing Portfolio regulatory filings;
•	for the purpose of due diligence regarding a merger or acquisition involving a Portfolio;
•	to a new adviser or sub-adviser or a transition manager prior to the commencement of its management of a Portfolio;
•	to rating and ranking agencies such as Bloomberg L.P., Morningstar, Inc., Lipper Leaders Rating System, and S&P (such agencies may receive more raw data from a Portfolio than is posted on a Portfolio’s website);
•	to consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in a Portfolio;
•	to service providers, on a daily basis, in connection with their providing services benefiting a Portfolio including, but not limited to, the provision of custodial and transfer agency services, the provision of analytics for securities lending oversight and reporting, and proxy voting or class action service providers;
•	to a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolio shareholders;
•	to certain wrap fee programs, on a weekly basis, on the first business day following the previous calendar week; or
•	to a third party who acts as a “consultant” and supplies the consultant’s analysis of holdings (but not actual holdings) to the consultant’s clients (including sponsors of retirement plans or their consultants) or who provides regular analysis of Portfolio portfolios. The types, frequency and timing of disclosure to such parties vary depending upon information requested.
In all instances of such disclosure, the receiving party is subject to a duty or obligation of confidentiality, including a duty not to trade on such information.
In addition to the situations discussed above, disclosure of a Portfolio's complete portfolio holdings on a more frequent basis to any unaffiliated third party or affiliates may be permitted if approved by the Chief Legal Officer of the Adviser or the Chief Compliance Officer of the Funds (each an “Authorized Party”) pursuant to the Board's procedures. In each such case, the Authorized Party would determine whether the proposed disclosure of a Portfolio's complete portfolio holdings is for a legitimate business interest; whether such disclosure is in the best interest of Portfolio shareholders; whether such disclosure will create any conflicts between the interests of a Portfolio's shareholders, on the one hand, and those of the Portfolio's Adviser, Principal Underwriter or any affiliated person of a Portfolio, its Adviser, or its Principal Underwriter, on the other; and the third party must execute an agreement setting forth its duty of confidentiality with regards to the portfolio holdings, including a duty not to trade on such information. An Authorized Party would report to the Board regarding the implementation of these procedures.
The Board has authorized the senior officers of the Adviser or its affiliates to authorize the release of a Portfolio’s portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with these policies and procedures. The Adviser or its affiliates report quarterly to the Board regarding the implementation of these policies and procedures.
Each Portfolio has the following ongoing arrangements with certain third parties to provide the Portfolio’s full portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
The Bank of New York Mellon (all Funds except Voya Floating Rate Fund, Voya Prime Rate Trust, and Voya Senior Income Fund)	Custodian for the Voya family of funds Credit Approval Process for the Voya family of funds line of credit	As requested	None
State Street Bank and Trust Company (Voya Floating Rate Fund, Voya Prime Rate Trust, and Voya Senior Income Fund only)	Custodian for the Voya family of funds Credit Approval Process for the Voya family of funds line of credit	As requested	None
Fidessa corporation (Voya Floating Rate Fund, Voya Prime Rate Trust, and Voya Senior Income Fund only)	Compliance	Daily	None
Institutional Shareholder Services Inc.	Proxy Voting Services	Daily	None
Institutional Shareholder Services Inc.	Class Action Services	Monthly	10 days
Charles River Development (all Funds except Voya Floating Rate Fund, Voya Prime Rate Trust, and Voya Senior Income Fund)	Compliance	Daily	None
Albridge Analytics, an indirect wholly-owned subsidiary of The Bank of New York Mellon	Provision of Analytics for Oversight and Reporting of Securities Lending	Daily	None
Ropes & Gray LLP	Legal Counsel to the Voya family of funds	As needed	None
K&L Gates LLP	Legal Counsel to the Independent Directors	As needed	None
DRRT	Foreign Class Action Services	As requested	None
SS&C Technologies, Inc. (Voya CBRE Global Infrastructure Fund and Voya CBRE Long/Short Fund)	Back Office Reconciliation	Daily	None
Pershing, LLC (Voya CBRE Long/Short Fund)	In Connection with the Prime Brokerage Agreement	Daily	None
State Street Bank and Trust Company (Voya Floating Rate Fund, Voya Prime Rate Trust, Voya Senior Income Fund, and Voya Strategic Income Opportunities Fund)	Loan Processing	Daily	None
BasisCode Compliance LLC	Compliance	As needed	None
KPMG LLP	Independent Registered Public Accounting Firm for the Voya family of funds	As needed	None
Confluence Technologies, Inc.	Financial Statement Software Company	As needed	None
Donnelley Financial Solutions	Regulatory Filings	As needed	None
Toppan Vite (New York) Inc.	Regulatory Filings	As needed	None

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
Merrill Corporation	Regulatory Filings	As needed	None

MANAGEMENT OF the Company
The business and affairs of the Company are managed under the direction of the Company’s Board according to the applicable laws of the State of Maryland.
The Board governs each Portfolio and is responsible for protecting the interests of shareholders. The Directors are experienced executives who oversee each Portfolio’s activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio’s performance.
Set forth in the table below is information about each Director of each Portfolio.
Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Fund Complex Overseen by Directors[2]	Other Board Positions Held by Directors
Independent Directors
Colleen D. Baldwin 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 57	Director	May 2013 – Present	President, Glantuam Partners, LLC, a business consulting firm (January 2009 – Present).	151	DSM/Dentaquest, Boston MA (February 2014 – Present).
John V. Boyer 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 64	Chairperson Director	January 2014 – Present May 2013 – Present	President and Chief Executive Officer, Bechtler Arts Foundation, an arts and education foundation (January 2008 – Present).	151	None.
Patricia W. Chadwick 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 69	Director	May 2013 – Present	Consultant and President, Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy (January 2000 – Present).	151	Wisconsin Energy Corporation (June 2006 – Present); The Royce Funds (23 funds) (December 2009 – Present); and AMICA Mutual Insurance Company (1992 – Present).
Martin J. Gavin 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 68	Director	August 2015 – Present	Retired. Formerly, President and Chief Executive Officer, Connecticut Children’s Medical Center (May 2006 – November 2015).	151	None.
Russell H. Jones 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 73	Director	December 2007 – Present	Retired.	151	None.
Patrick W. Kenny 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 75	Director	May 2013 – Present	Retired.	151	Assured Guaranty Ltd. (April 2004 – Present).

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Fund Complex Overseen by Directors[2]	Other Board Positions Held by Directors
Joseph E. Obermeyer 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 60	Director	January 2003 – Present	President, Obermeyer & Associates, Inc., a provider of financial and economic consulting services (November 1999 – Present).	151	None.
Sheryl K. Pressler 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 67	Director	May 2013 – Present	Consultant (May 2001 – Present).	151	None.
Christopher P. Sullivan 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 64	Director	October 2015 – Present	Retired.	151	None.
Roger B. Vincent 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 72	Director	May 2013 – Present	Retired.	151	None.
Director who is an “Interested Person”
Shaun P. Mathews[3] 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 62	Director	December 2007 – Present	President and Chief Executive Officer, Voya Investments, LLC (December 2006 – March 2018). Senior Managing Director, Head of the Client Group, Voya Investment Management (March 2006 – April 2018)	151	Voya Capital Corporation, LLC and Voya Investments Distributor, LLC, (December 2005 – April 2018); Voya Funds Services, LLC, Voya Investments, LLC and Voya Investment Management (March 2006 – March 2018); and Voya Investment Trust Co. (April 2009 – March 2018).
1	Directors serve until their successors are duly elected and qualified. The tenure of each Director who is not an “interested person” as defined in the 1940 Act, of each Portfolio (as defined below, “Independent Director”) is subject to the Board’s retirement policy, which states that each duly elected or appointed Independent Director shall retire from and cease to be a member of the Board of Directors at the close of business on December 31 of the calendar year in which the Independent Director attains the age of 75. A majority vote of the Board’s other Independent Directors may extend the retirement date of an Independent Director if the retirement would trigger a requirement to hold a meeting of shareholders of the Company under applicable law, whether for the purposes of appointing a successor to the Independent Director or otherwise complying under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer required (as determined by a vote of a majority of the other Independent Directors).
2	For the purposes of this table, “Fund Complex” means the Voya family of funds, including the following investment companies: Voya Asia Pacific High Dividend Equity Income Fund; Voya Balanced Portfolio, Inc.; Voya Emerging Markets High Dividend Equity Fund; Voya Equity Trust; Voya Funds Trust; Voya Global Advantage and Premium Opportunity Fund; Voya Global Equity Dividend and Premium Opportunity Fund; Voya Government Money Market Portfolio; Voya Infrastructure, Industrials and Materials Fund; Voya Intermediate Bond Portfolio; Voya International High Dividend Equity Income Fund; Voya Investors Trust; Voya Mutual Funds; Voya Natural Resources Equity Income Fund; Voya Partners, Inc.; Voya Prime Rate Trust; Voya Senior Income Fund; Voya Separate Portfolios Trust; Voya Series Fund, Inc.; Voya Strategic Allocation Portfolios, Inc.; Voya Variable Funds; Voya Variable Insurance Trust; Voya Variable Portfolios, Inc.; and Voya Variable Products Trust. The number of funds in the Fund Complex is as of March 31, 2018.
3	Mr. Mathews is deemed to be an “interested person” of the Company, as defined in the 1940 Act, because of his current affiliation with any of the Voya funds, Voya Financial, Inc. or Voya Financial, Inc.’s affiliates.

Information Regarding Officers of the Company
Set forth in the table below is information for each Officer of the Company.
Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years
Michael Bell One Orange Way Windsor, CT 06095 Age: 49	Chief Executive Officer	March 2018 - Present	Chief Executive Officer, Voya Investments, LLC (March 2018 – Present); Chief Financial Officer, Voya Investment Management (September 2014 – Present). Formerly, Senior Vice President, Chief Financial Officer, and Treasurer, Voya Investments, LLC (November 2015 – March 2018); Chief Financial Officer and Chief Accounting Officer, Hartford Investment Management (September 2003 – September 2014).
Dina Santoro 230 Park Avenue New York, NY 10169 Age: 44	President	March 2018 - Present	President, Voya Investments, LLC (March 2018 – Present); Managing Director, Head of Product and Marketing Strategy, Voya Investment Management (September 2017 – Present). Formerly, Managing Director, Quantitative Management Associates, LLC (January 20014 – August 2017).
Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 67	Chief Investment Risk Officer Executive Vice President	May 2013 - Present March 2002 - Present	Executive Vice President, Voya Investments, LLC (July 2000 – Present) and Chief Investment Risk Officer, Voya Investments, LLC (January 2003 – Present).
Jim Fink 5780 Powers Ferry Rd. NW Atlanta, GA 30327 Age: 60	Executive Vice President	March 2018 - Present	Managing Director, Voya Investments, LLC (March 2018 – Present); Chief Administrative Officer, Voya Investment Management (September 2017 – Present). Formerly, Managing Director, Operations, Voya Investment Management (March 1999 – September 2017).
Kevin M. Gleason 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 51	Chief Compliance Officer	February 2012 - Present	Senior Vice President, Voya Investment Management and Chief Compliance Officer, Voya Family of Funds (February 2012- Present).
Todd Modic 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 50	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 - Present	Senior Vice President, Voya Investments, LLC and Voya Funds Services, LLC (April 2005 – Present).

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years
Kimberly A. Anderson 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 53	Senior Vice President	December 2003 - Present	Senior Vice President, Voya Investments, LLC (September 2003 – Present).
Robert Terris 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 47	Senior Vice President	June 2006 - Present	Senior Vice President, Head of Division Operations, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (March 2006 – Present).
Fred Bedoya 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 45	Vice President and Treasurer	September 2012 - Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (July 2012 – Present).
Maria M. Anderson 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 59	Vice President	September 2004 - Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (September 2004 – Present).
Lauren D. Bensinger 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 64	Vice President	March 2003 - Present	Vice President, Voya Funds Services, LLC (February 1996 – Present) and Voya Investments, LLC (October 2004 – Present); Vice President and Anti-Money Laundering Officer, Voya Investments Distributor, LLC (April 2010 – Present). Anti-Money Laundering Compliance Officer, Voya Financial, Inc. (January 2013 – Present); and Anti-Money Laundering Officer, Voya Investment Management Trust Co. (October 2012 – Present).
Sara Donaldson 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 58	Vice President	September 2014 - Present	Vice President, Voya Investments, LLC (October 2015 – Present). Formerly, Vice President, Voya Funds Services, LLC (April 2014 – October 2015). Formerly, Director, Compliance, AXA Rosenberg Global Services, LLC (September 1997 – March 2014).

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years
Micheline S. Faver 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 40	Vice President	September 2016 - Present	Vice President, Head of Fund Compliance, Chief Compliance Officer for Voya Investments, LLC (June 2016 – Present). Formerly, Chief Compliance Officer, Directed Services LLC (June 2016 – December 2017); Vice President Mutual Fund Compliance (March 2014 – June 2016); Assistant Vice President, Mutual Fund Compliance (May 2013 – March 2014); Assistant Vice President, Senior Project Manager (May 2008 – May 2013).
Robyn L. Ichilov 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 50	Vice President	March 2002 - Present	Vice President, Voya Funds Services, LLC (November 1995 – Present) and Voya Investments, LLC (August 1997 – Present).
Jason Kadavy 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 42	Vice President	September 2012 - Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (July 2007 – Present).
Andrew K. Schlueter 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 42	Vice President	March 2018 - Present	Vice President, Voya Investments, LLC (March 2018 – Present); Vice President, Head of Mutual Fund Operations, Voya Investment Management (February 2018 – Present). Formerly, Vice President, Voya Investment Management (March 2014 – February 2018); Assistant Vice President, Voya Investment Management (March 2011 – March 2014).
Kimberly K. Springer 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 60	Vice President	March 2006 - Present	Vice President – Mutual Fund Product Development, Voya Investments, LLC (July 2012 – Present); Vice President, Voya Family of Funds (March 2010 – Present) and Vice President, Voya Funds Services, LLC (March 2006 - Present).
Craig Wheeler 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 49	Vice President	May 2013 - Present	Vice President – Director of Tax, Voya Investments, LLC (October 2015 – Present). Formerly, Vice President – Director of Tax, Voya Funds Services, LLC (March 2013 – October 2015). Formerly, Assistant Vice President – Director of Tax, Voya Funds Services, LLC (March 2008 – February 2013).

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years
Huey P. Falgout, Jr. 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 54	Secretary	May 2013 - Present	Senior Vice President and Chief Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2010 – Present).
Paul A. Caldarelli 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 66	Assistant Secretary	August 2010 - Present	Vice President and Senior Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2010 – Present).
Theresa K. Kelety 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 55	Assistant Secretary	May 2013 - Present	Vice President and Senior Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2010 – Present).
1	The Officers hold office until the next annual meeting of the Board of Directors and until their successors shall have been elected and qualified.

The Board of Directors
The Company and each Portfolio are governed by the Board, which oversees the Company’s business and affairs. The Board delegates the day-to-day management of the Company and each Portfolio to the Company’s Officers and to various service providers that have been contractually retained to provide such day-to-day services. The Voya entities that render services to the Company and each Portfolio do so pursuant to contracts that have been approved by the Board. The Directors are experienced executives who, among other duties, oversee the Company’s activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio’s investment performance.
The Board Leadership Structure and Related Matters
The Board is comprised of eleven (11) members, ten (10) of whom are independent or disinterested persons, which means that they are not “interested persons” of each Portfolio as defined in Section 2(a)(19) of the 1940 Act (“Independent Directors”).
The Company is one of 24 registered investment companies (with a total of approximately 151 separate series) in the Voya family of funds and all of the Directors serve as members of, as applicable, each investment company’s Board of Directors or Board of Trustees. The Board employs substantially the same leadership structure with respect to each of these investment companies.
One of the Independent Directors, currently John V. Boyer, serves as the Chairperson of the Board of the Company. The responsibilities of the Chairperson of the Board include: coordinating with management in the preparation of agendas for Board meetings; presiding at Board meetings; between Board meetings, serving as a primary liaison with other Directors, officers of the Company, management personnel, and legal counsel to the Independent Directors; and such other duties as the Board periodically may determine. Mr. Boyer does not hold a position with any firm that is a sponsor of the Company. The designation of an individual as the Chairperson does not impose on such Independent Director any duties, obligations or liabilities greater than the duties, obligations or liabilities imposed on such person as a member of the Board, generally.
The Board performs many of its oversight and other activities through the committee structure described below in the “Board Committees” section. Each Committee operates pursuant to a written Charter approved by the Board. The Board currently conducts regular meetings eight (8) times a year. Six (6) of these regular meetings consist of sessions held over a three-day period, and two (2) of these meetings consist of a one-day session. In addition, during the course of a year, the Board and many of its Committees typically hold special meetings by telephone or in person to discuss specific matters that require action prior to the next regular meeting. The Independent Directors have engaged independent legal counsel to assist them in performing their oversight responsibilities.
The Board believes that its committee structure is an effective means of empowering the Directors to perform their fiduciary and other duties. For example, the Board’s committee structure facilitates, as appropriate, the ability of individual Board members to receive detailed presentations on topics under their review and to develop increased familiarity with respect to such topics and with key personnel at relevant service providers. At least annually, with guidance from its Nominating and Governance Committee, the Board analyzes whether there are potential means to enhance the efficiency and effectiveness of the Board’s operations.
Board Committees
Audit Committee. The Board has established an Audit Committee whose functions include, among other things: (i) meeting with the independent registered public accounting firm of the Company to review the scope of the Company’s audit, the Company’s financial statements and accounting controls; (ii) meeting with management concerning these matters, internal audit activities and other matters; and (iii) overseeing the implementation of the Voya funds’ valuation procedures and the fair value determinations made with respect to securities held by the Voya funds for which market value quotations are not readily available. The Audit Committee currently consists of five (5) Independent Directors. The following Directors currently serve as members of the Audit Committee: Ms. Baldwin and Messrs. Gavin, Kenny, Obermeyer, and Vincent. Mr. Gavin currently serves as the Chairperson of the Audit Committee. All Committee members have been designated as Audit Committee Financial Experts under the Sarbanes-Oxley Act of 2002. The Audit Committee currently meets regularly five (5) times per year, and may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Audit Committee held five (5) meetings during the fiscal year ended December 31, 2017.
Compliance Committee. The Board has established a Compliance Committee for the purpose of, among other things: (i) providing oversight with respect to compliance by the funds in the Voya family of funds and their service providers with applicable laws, regulations, and internal policies and procedures affecting the operations of the funds; (ii) receiving reports of evidence of possible material violations of applicable U.S. federal or state securities laws and breaches of fiduciary duty arising under U.S. federal or state laws; (iii) coordinating activities between the Board and the Chief Compliance Officer (“CCO”) of the funds; (iv) facilitating information flow among Board members and the CCO between Board meetings; (v) working with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; (vi) making recommendations regarding the role, performance and oversight of the CCO; (vii) overseeing the cybersecurity practices of the funds and their key service providers; (viii) overseeing management’s administration of proxy voting; and (ix) overseeing the effectiveness of brokerage usage by the Company’s advisers or sub-advisers, as applicable, and compliance with regulations regarding the allocation of brokerage for services.
The Compliance Committee currently consists of five (5) Independent Directors: Mses. Chadwick and Pressler, and Messrs. Boyer, Jones, and Sullivan. Mr. Jones currently serves as the Chairperson of the Compliance Committee. The Compliance Committee currently meets regularly four (4) times per year, and may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Compliance Committee held four (4) meetings during the fiscal year ended December 31, 2017.

Contracts Committee. The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the Voya funds (including each Portfolio). The responsibilities of the Contracts Committee include, among other things: (i) identifying the scope and format of information to be provided by service providers in connection with applicable contract approvals or renewals; (ii) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Directors; (iii) evaluating regulatory and other developments that might have an impact on applicable approval and renewal processes; (iv) reporting to the Directors its recommendations and decisions regarding the foregoing matters; (v) assisting in the preparation of a written record of the factors considered by Directors relating to the approval and renewal of advisory and sub-advisory agreements; (vi) recommending to the Board specific steps to be taken by it regarding the contracts approval and renewal process, including, for example, proposed schedules of meetings of the Directors; and (vii) otherwise providing assistance in connection with Board decisions to renew, reject, or modify agreements or plans.
The Contracts Committee currently consists of all ten (10) of the Independent Directors of the Board. Ms. Pressler currently serves as the Chairperson of the Contracts Committee. It is expected that the Contracts Committee will meet regularly six (6) times per year and may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Contracts Committee held six (6) meetings during the fiscal year ended December 31, 2017.
Investment Review Committees. The Board has established, for all of the funds under its direction, the following three Investment Review Committees (each an “IRC” and collectively the “IRCs”): (i) the Joint Investment Review Committee (“Joint IRC”); (ii) the Investment Review Committee E (formerly known as the Domestic Equity Funds Investment Review Committee) (“IRC E”); and (iii) the Investment Review Committee F (formerly known as the International/Balanced/Fixed Income Funds Investment Review Committee) (“IRC F”). The funds are allocated among IRCs periodically by the Board as the Board deems appropriate to balance the workloads of the IRCs and to have similar types of funds or funds with the same investment sub-adviser or the same portfolio management team assigned to the same IRC. Each IRC performs the following functions, among other things: (i) monitoring the investment performance of the funds in the Voya family of funds that are assigned to that Committee; and (ii) making recommendations to the Board with respect to investment management activities performed by the advisers and/or sub-advisers on behalf of such Voya funds, and reviewing and making recommendations regarding proposals by management to retain new or additional sub-advisers for these Voya funds. Each Portfolio is monitored by the IRCs, as indicated below. Each committee is described below.
	Joint IRC	IRC E	IRC F
Each Portfolio except Voya U.S. Bond Index Portfolio		X
Voya U.S. Bond Index Portfolio			X
The Joint IRC currently consists of ten (10) Independent Directors. Ms. Chadwick currently serves as the Chairperson of the Joint IRC. The Joint IRC currently meets regularly six (6) times per year. The Joint IRC held six (6) meetings during the fiscal year ended December 31, 2017.
The IRC E currently consists of five (5) Independent Directors. The following Directors serve as members of the IRC E: Mses. Baldwin and Pressler, and Messrs. Jones, Obermeyer, and Vincent. Ms. Baldwin currently serves as the Chairperson of the IRC E. The IRC E currently meets regularly six (6) times per year. The IRC E held six (6) meetings during the fiscal year ended December 31, 2017.
The IRC F currently consists of five (5) Independent Directors. The following Directors serve as members of the IRC F: Ms. Chadwick and Messrs. Boyer, Gavin, Kenny, and Sullivan. Mr. Sullivan currently serves as the Chairperson of the IRC F. The IRC F currently meets regularly six (6) times per year. The IRC F held six (6) meetings during the fiscal year ended December 31, 2017.
Nominating and Governance Committee. The Board has established a Nominating and Governance Committee for the purpose of, among other things: (i) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Director vacancies on the Board; (ii) reviewing workload and capabilities of Independent Directors and recommending changes to the size or composition of the Board, as necessary; (iii) monitoring regulatory developments and recommending modifications to the Committee’s responsibilities; (iv) considering and, if appropriate, recommending the creation of additional committees or changes to Director policies and procedures based on rule changes and “best practices” in corporate governance; (v) conducting an annual review of the membership and chairpersons of all Board committees and of practices relating to such membership and chairpersons; (vi) undertaking a periodic study of compensation paid to independent board members of investment companies and making recommendations for any compensation changes for the Independent Directors; (vii) overseeing the Board’s annual self-evaluation process; (viii) developing (with assistance from management) an annual meeting calendar for the Board and its committees; (ix) overseeing actions to facilitate attendance by Independent Directors at relevant educational seminars and similar programs; and (x) overseeing insurance arrangements for the funds.
In evaluating potential candidates to fill Independent Director vacancies on the Board, the Nominating and Governance Committee will consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee will consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews nominees that it identifies as potential candidates. A shareholder nominee for Director should be submitted in writing to the Company’s Secretary at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034. Any such shareholder nomination should include at least the following information as to each individual proposed for nomination as Director: such person’s written consent to be named in a proxy statement as a nominee (if nominated) and to serve as a Director (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Directors, or is otherwise required, in each case under applicable federal securities laws, rules, and regulations, including such information as the Board may reasonably deem necessary to satisfy its oversight and due diligence duties.
The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely in connection with a shareholder meeting to elect Directors, any such submission must be delivered to the Company’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Company with the SEC.
The Nominating and Governance Committee currently consists of six (6) Independent Directors. The following Directors serve as members of the Nominating and Governance Committee: Mses. Baldwin and Chadwick, and Messrs. Boyer, Jones, Kenny, and Obermeyer. Mr. Obermeyer currently serves as the Chairperson of the Nominating and Governance Committee. The Nominating and Governance Committee typically meets three (3) times per year and on an as-needed basis. The Nominating and Governance Committee held three (3) meetings during the fiscal year ended December 31, 2017.
The Board’s Risk Oversight Role
The day-to-day management of various risks relating to the administration and operation of the Company and each Portfolio is the responsibility of management and other service providers retained by the Board or by management, most of whom employ professional personnel who have risk management responsibilities. The Board oversees this risk management function consistent with and as part of its oversight duties. The Board performs this risk management oversight function directly and, with respect to various matters, through its committees. The following description provides an overview of many, but not all, aspects of the Board’s oversight of risk management for each Portfolio. In this connection, the Board has been advised that it is not practicable to identify all of the risks that may impact each Portfolio or to develop procedures or controls that are designed to eliminate all such risk exposures, and that applicable securities law regulations do not contemplate that all such risks be identified and addressed.
The Board, working with management personnel and other service providers, has endeavored to identify the primary risks that confront each Portfolio. In general, these risks include, among others: (i) investment risks; (ii) credit risks; (iii) liquidity risks; (iv) valuation risks; (v) operational risks; (vi) reputational risks; (vii) regulatory risks; (viii) risks related to potential legislative changes; (ix) the risk of conflicts of interest affecting Voya affiliates in managing each Portfolio; and (x) cybersecurity risks. The Board has adopted and periodically reviews various policies and procedures that are designed to address these and other risks confronting each Portfolio. In addition, many service providers to each Portfolio have adopted their own policies, procedures, and controls designed to address particular risks to each Portfolio. The Board and persons retained to render advice and service to the Board periodically review and/or monitor changes to, and developments relating to, the effectiveness of these policies and procedures.
The Board oversees risk management activities in part through receipt and review by the Board or its committees of regular and special reports, presentations and other information from Officers of the Company, including the CCOs for the Company and the Adviser and the Company’s Chief Investment Risk Officer (“CIRO”), and from other service providers. For example, management personnel and the other persons make regular reports and presentations to: (i) the Compliance Committee regarding compliance with regulatory requirements and oversight of cybersecurity practices by each Portfolio and key service providers; (ii) the IRCs regarding investment activities and strategies that may pose particular risks; (iii) the Audit Committee with respect to financial reporting controls and internal audit activities; (iv) the Nominating and Governance Committee regarding corporate governance and best practice developments; and (v) the Contracts Committee regarding regulatory and related developments that might impact the retention of service providers to the Company. The CIRO oversees an Investment Risk Department (“IRD”) that provides an independent source of analysis and research for Board members in connection with their oversight of the investment process and performance of portfolio managers. Among its other duties, the IRD seeks to identify and, where practicable, measure the investment risks being taken by each Portfolio’s portfolio managers. Although the IRD works closely with management of the Company in performing its duties, the CIRO is directly accountable to, and maintains an ongoing dialogue with, the Independent Directors.
Qualifications of the Directors
The Board believes that each of its Directors is qualified to serve as a Director of the Company based on its review of the experience, qualifications, attributes, and skills of each Director. The Board bases this conclusion on its consideration of various criteria, no one of which is controlling. Among others, the Board has considered the following factors with respect to each Director: strong character and high integrity; an ability to review, evaluate, analyze, and discuss information provided; the ability to exercise effective business judgment in protecting shareholder interests while taking into account different points of views; a background in financial, investment, accounting, business, regulatory, or other skills that would be relevant to the performance of a Director's duties; the ability and willingness to commit the time necessary to perform his or her duties; and the ability to work in a collegial manner with other Board members. Each Director's ability to perform his or her duties effectively is evidenced by his or her: experience in the investment management business; related consulting experience; other professional experience; experience serving on the boards of directors/trustees of other public companies; educational background and professional training; prior experience serving on the Board, as well as the boards of other investment companies in the Voya family of funds and/or of other investment companies; and experience as attendees or participants in conferences and seminars that are focused on investment company matters and/or duties that are specific to board members of registered investment companies.
Information indicating certain of the specific experience and qualifications of each Director relevant to the Board’s belief that the Director should serve in this capacity is provided in the table above that provides information about each Director. That table includes, for each Director, positions held with the Company, the length of such service, principal occupations during the past five (5) years, the number of series within the Voya family of funds for which the Director serves as a Board member, and certain directorships held during the past five (5) years. Set forth below are certain additional specific experiences, qualifications, attributes, or skills that the Board believes support a conclusion that each Director should serve as a Board member in light of the Company’s business and structure.
Independent Directors
Colleen D. Baldwin has been a Director of the Company since May 21, 2013 and a board member of other investment companies in the Voya family of funds since 2007. She also has served as the Chairperson of the Company’s IRC E since January 23, 2014 and, prior to that, as the Chairperson of the Company’s Nominating and Governance Committee since May 21, 2013 with respect to the Company and for other funds in the Voya family of funds since 2009. Ms. Baldwin is currently an Independent Board Director of DSM/Dentaquest and is currently the Chairperson of its Audit Committee and a member of its Finance/Investment Review Committee. Ms. Baldwin has been President of Glantuam Partners, LLC, a business consulting firm, since 2009. Prior to that, she served in senior positions at the following financial services firms: Chief Operating Officer for Ivy Asset Management, Inc. (2002-2004), a hedge fund manager; Chief Operating Officer and Head of Global Business and Product Development for AIG Global Investment Group (1995-2002), a global investment management firm; Senior Vice President at Bankers Trust Company (1994-1995); and Senior Managing Director at J.P. Morgan & Company (1987-1994). Ms. Baldwin began her career in 1981 at AT&T/Bell Labs as a systems analyst. Ms. Baldwin holds a B.S. from Fordham University and an M.B.A. from Pace University.
John V. Boyer has been a Director of the Company since May 21, 2013 and a board member of other investment companies in the Voya family of funds since 1997. He also has served as the Chairperson of the Company’s Board of Directors since January 22, 2014 and, prior to that, as the Chairperson of the Company’s IRC F since May 21, 2013 with respect to the Company and for other funds in the Voya family of funds since 2006. Prior to that, he served as the Chairperson of the Compliance Committee for other funds in the Voya family of funds. Since 2008, Mr. Boyer has been President and CEO of the Bechtler Arts Foundation for which, among his other duties, Mr. Boyer oversees all fiduciary aspects of the Foundation and assists in the oversight of the Foundation’s endowment fund. Previously, he served as President and Chief Executive Officer of the Franklin and Eleanor Roosevelt Institute (2006-2007) and as Executive Director of The Mark Twain House & Museum (1989-2006) where he was responsible for overseeing business operations, including endowment funds. He also served as a board member of certain predecessor mutual funds of the Voya family of funds (1997-2005). Mr. Boyer holds a B.A. from the University of California, Santa Barbara and an M.F.A. from Princeton University.
Patricia W. Chadwick has been a Director of the Company since May 21, 2013 and a board member of other investment companies in the Voya family of funds since 2006. She also has served as the Chairperson of the Company’s Joint IRC since January 1, 2018 and, prior to that, as the Chairperson of the Company’s IRC F since January 23, 2014 with respect to the Company and for other funds in the Voya family of funds since 2007. Since 2000, Ms. Chadwick has been the Founder and President of Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy. She also is a director of The Royce Funds (since 2009), Wisconsin Energy Corp. (since 2006), and AMICA Mutual Insurance Company (since 1992). Previously, she served in senior roles at several major financial services firms where her duties included the management of corporate pension funds, endowments, and foundations, as well as management responsibilities for an asset management business. Ms. Chadwick holds a B.A. from Boston University and is a Chartered Financial Analyst.
Martin J. Gavin has been a Director of the Company since August 1, 2015. He also has served as the Chairperson of the Company’s Audit Committee since January 1, 2018. Mr. Gavin previously served as a Director of the Company from 2011 until September 12, 2013, and as a board member of other investment companies in the Voya family of funds from 2009 until 2010 and from May 21, 2013 until September 12, 2013. Mr. Gavin was the President and Chief Executive Officer of the Connecticut Children’s Medical Center from 2006 to 2015. Prior to his position at Connecticut Children’s Medical Center, Mr. Gavin worked in the insurance and investment industries for more than 27 years. Mr. Gavin served in several senior executive positions with The Phoenix Companies during a 16 year period, including as President of Phoenix Trust Operations, Executive Vice President and Chief Financial Officer of Phoenix Duff & Phelps, a publicly-traded investment management company, and Senior Vice President of Investment Operations at Phoenix Home Life. Mr. Gavin holds a B.A. from the University of Connecticut.
Russell H. Jones has been a Director of the Company and a board member of other investment companies in the Voya family of funds since December 2007. He also has served as the Chairperson of the Company’s Compliance Committee since January 23, 2014, and, prior to that, as the Chairperson of the Company’s Compliance Committee from April 1, 2010 to May 21, 2013. From 1973 until his retirement in 2008, Mr. Jones served in various positions at Kaman Corporation, an aerospace and industrial distribution manufacturer, including Senior Vice President, Chief Investment Officer and Treasurer, Principal Investor Relations Officer, Principal Public Relations Officer and Corporate Parent Treasurer. Mr. Jones served as an Independent Director and Chair of the Contracts Committee for CIGNA Mutual Funds from 1995 until 2005. Mr. Jones also served as President of the Hartford Area Business Economists from 1986 until 1987. Mr. Jones holds a B.A. from the University of Connecticut and an M.A. from the Hartford Seminary.
Patrick W. Kenny has been a Director of the Company since May 21, 2013 and a board member of other investment companies in the Voya family of funds since 2002. He previously served as the Chairperson of the Company’s Nominating and Governance Committee from January 23, 2014 to December 31, 2017. He previously served as President and Chief Executive Officer (2001-2009) of the International Insurance Society (insurance trade association), Executive Vice President (1998-2001) of Frontier Insurance Group (property and casualty insurance company), Senior Vice President (1995-1998) of SS&C Technologies (software and technology company), Chief Financial Officer (1988-1994) of Aetna Life & Casualty Company (multi-line insurance company), and as Partner (until 1988) of KPMG LLP (accounting firm). Mr. Kenny currently serves (since 2004) on the board of directors of Assured Guaranty Ltd. (provider of financial guaranty insurance) and previously served on the boards of Odyssey Re Holdings Corporation (multi-line reinsurance company) (2006-2009) and of certain predecessor mutual funds of the Voya family of funds (2002-2005). Mr. Kenny holds a B.B.A. from the University of Notre Dame and an

M.A. from the University of Missouri and is a Certified Public Accountant.
Joseph E. Obermeyer has been a Director of the Company and a board member of other investment companies in the Voya family of funds since 2003. He also has served as the Chairperson of the Company’s Nominating and Governance Committee since January 1, 2018 and, prior to that, as the Chairperson of the the Company’s Joint IRC since January 23, 2014. Mr. Obermeyer is the founder and President of Obermeyer & Associates, Inc., a provider of financial and economic consulting services since 1999. Prior to founding Obermeyer & Associates, Mr. Obermeyer had more than 15 years of experience in accounting, including serving as a Senior Manager at Arthur Andersen LLP from 1995 until 1999. Previously, Mr. Obermeyer served as a Senior Manager at Coopers & Lybrand LLP from 1993 until 1995, as a Manager at Price Waterhouse from 1988 until 1993, Second Vice President from 1985 until 1988 at Smith Barney, and as a consultant with Arthur Andersen & Co. from 1984 until 1985. Mr. Obermeyer holds a B.A. in Business Administration from the University of Cincinnati, an M.B.A. from Indiana University, and post graduate certificates from the University of Tilburg and INSEAD.
Sheryl K. Pressler has been a Director of the Company since May 21, 2013 and a board member of other investment companies in the Voya family of funds since 2006. She also has served as the Chairperson of the Company’s Contracts Committee since May 21, 2013 and for other funds in the Voya family of funds since 2007. Ms. Pressler has served as a consultant on financial matters since 2001. Previously, she held various senior positions involving financial services, including as Chief Executive Officer (2000-2001) of Lend Lease Real Estate Investments, Inc. (real estate investment management and mortgage servicing firm), Chief Investment Officer (1994-2000) of California Public Employees’ Retirement System (state pension fund), Director of Stillwater Mining Company (May 2002 – May 2013), and Director of Retirement Funds Management (1981-1994) of McDonnell Douglas Corporation (aircraft manufacturer). Ms. Pressler holds a B.A. from Webster University and an M.B.A. from Washington University.
Christopher P. Sullivan has been a Director of the Company since October 1, 2015. He also has served as the Chairperson of the Company’s IRC F since January 1, 2018. He retired from Fidelity Management & Research in October 2012, following three years as first the President of the Bond Group and then the Head of Institutional Fixed Income. Previously, Mr. Sullivan served as Managing Director and Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009) and prior to that, Senior Vice President at PIMCO (1997-2001). He currently serves as a Director of Rimrock Funds (since 2013), a fixed income hedge fund. He is also a Senior Advisor to Asset Grade (since 2013), a private wealth management firm, and serves as a Trustee of the Overlook Foundation, a foundation that supports Overlook Hospital in Summit, New Jersey. In addition to his undergraduate degree from the University of Chicago, Mr. Sullivan holds an M.A. degree from the University of California at Los Angeles and is a Chartered Financial Analyst.
Roger B. Vincent has been a Director of the Company since May 21, 2013 and a board member of other investment companies in the Voya family of funds since 1994. He also has served as the Chairperson of the Board of Directors since May 21, 2013 – January 21, 2014 with respect to the Company and for other funds in the Voya family of funds since 2007. Mr. Vincent retired as President of Springwell Corporation (a corporate finance firm) in 2011 where he had worked since 1989. He previously worked for 20 years at Bankers Trust Company where he was a Managing Director and a member of the bank’s senior executive partnership. He also previously served as a Director of UGI Corporation and UGI Utilities, Inc. (2006-2018), AmeriGas Partners, L.P. (1998-2006), Tatham Offshore, Inc. (1996-2000), and Petrolane, Inc. (1993-1995), and as a board member of certain predecessor funds of the Voya family of funds (1993-2002). Mr. Vincent is a member of the board of the Mutual Fund Directors Forum and a past Director of the National Association of Corporate Directors. Mr. Vincent holds a B.S. from Yale University and an M.B.A. from Harvard University.
Interested Director
Shaun P. Mathews has been a Director of the Company and a board member of other investment companies in the Voya family of funds since 2007. He also was President and Chief Executive Officer of Voya Investments, LLC (2006 to March 2018). Mr. Mathews previously served as President of Voya Mutual Funds and Investment Products (2004-2006) and several other senior management positions in various aspects of the financial services business.
Director Ownership of Securities
In order to further align the interests of the Independent Directors with shareholders, it is the policy of the Board for Independent Directors to own, beneficially, shares of one or more funds in the Voya family of funds at all times (“Ownership Policy”). For this purpose, beneficial ownership of shares of a Voya fund include, in addition to direct ownership of Voya fund shares, ownership of a variable contract whose proceeds are invested in a Voya fund within the Voya family of funds, as well as deferred compensation payments under the Board’s deferred compensation arrangements pursuant to which the future value of such payments is based on the notional value of designated funds within the Voya family of funds.
The Ownership Policy requires the initial value of investments in the Voya family of funds that are directly or indirectly owned by the Directors to equal or exceed the annual retainer fee for Board services (excluding any annual retainers for service as chairpersons of the Board or its committees or as members of committees), as such retainer shall be adjusted from time to time.
The Ownership Policy provides that existing Directors shall have a reasonable amount of time from the date of any recent or future increase in the minimum ownership requirements in order to satisfy the minimum share ownership requirements. In addition, the Ownership Policy provides that a new Director shall satisfy the minimum share ownership requirements within a reasonable amount of time of becoming a Director. For purposes of the Ownership Policy, a reasonable period of time will be deemed to be, as applicable, no more than three years after a Director has assumed that position with the Voya family of funds or no more than one year after an increase in the minimum share ownership requirement due to changes in annual Board retainer fees. A decline in value of any fund investments will not cause a Director to have to make any additional investments under this Policy.

Investment in mutual funds of the Voya family of funds by the Directors pursuant to this Ownership Policy is subject to: (i) policies, applied by the mutual funds of the Voya family of funds to other similar investors, that are designed to prevent inappropriate market timing trading practices; and (ii) any provisions of the Code of Ethics for the Voya family of funds that otherwise apply to the Directors.
Directors' Portfolio Equity Ownership Positions
The following table sets forth information regarding each Director's beneficial ownership of equity securities of each Portfolio and the aggregate holdings of shares of equity securities of all the funds in the Voya family of funds for the calendar year ended December 31, 2017.
Portfolio	Dollar Range of Equity Securities in each Portfolio as of December 31, 2017
	Colleen D. Baldwin	John V. Boyer	Patricia W. Chadwick	Martin J. Gavin	Russell H. Jones
Voya Australia Index Portfolio	None	None	None	None	None
Voya Emerging Markets Index Portfolio	None	None	None	None	None
Voya Euro STOXX 50® Index Portfolio	None	None	None	None	None
Voya FTSE 100 Index® Portfolio	None	None	None	None	None
Voya Hang Seng Index Portfolio	None	None	None	None	None
Voya International Index Portfolio	None	None	None	None	None
Voya Japan TOPIX Index® Portfolio	None	None	None	None	None
Voya RussellTM Large Cap Growth Index Portfolio	None	None	None	None	None
Voya RussellTM Large Cap Index Portfolio	None	None	None	None	None
Voya RussellTM Large Cap Value Index Portfolio	None	None	None	None	None
Voya RussellTM Mid Cap Growth Index Portfolio	None	None	None	None	None
Voya RussellTM Mid Cap Index Portfolio	None	None	None	None	None
Voya RussellTM Small Cap Index Portfolio	None	None	None	None	None
Voya U.S. Bond Index Portfolio	None	None	None	None	None
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in the Voya family of funds	Over $100,000[1]	Over $100,000 Over $100,000[1]	Over $100,000	Over $100,000[1]	Over $100,000[1]

Portfolio	Dollar Range of Equity Securities in each Portfolio as of December 31, 2017
	Patrick W. Kenny	Shaun P. Mathews	Joseph E. Obermeyer	Sheryl K. Pressler	Christopher P. Sullivan	Roger B. Vincent
Voya Australia Index Portfolio	None	None	None	None	None	None
Voya Emerging Markets Index Portfolio	None	None	None	None	None	None
Voya Euro STOXX 50® Index Portfolio	None	None	None	None	None	None
Voya FTSE 100 Index® Portfolio	None	None	None	None	None	None

Portfolio	Dollar Range of Equity Securities in each Portfolio as of December 31, 2017
	Patrick W. Kenny	Shaun P. Mathews	Joseph E. Obermeyer	Sheryl K. Pressler	Christopher P. Sullivan	Roger B. Vincent
Voya Hang Seng Index Portfolio	None	None	None	None	None	None
Voya International Index Portfolio	None	None	None	None	None	None
Voya Japan TOPIX Index® Portfolio	None	None	None	None	None	None
Voya RussellTM Large Cap Growth Index Portfolio	None	None	None	None	None	None
Voya RussellTM Large Cap Index Portfolio	None	None	None	None	None	None
Voya RussellTM Large Cap Value Index Portfolio	None	None	None	None	None	None
Voya RussellTM Mid Cap Growth Index Portfolio	None	None	None	None	None	None
Voya RussellTM Mid Cap Index Portfolio	None	None	None	None	None	None
Voya RussellTM Small Cap Index Portfolio	None	None	None	None	None	None
Voya U.S. Bond Index Portfolio	None	None	None	None	None	None
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in the Voya family of funds	Over $100,000 Over $100,000[1]	Over $100,000 Over $100,000[1]	Over $100,000[1]	Over $100,000[1]	Over $100,000	Over $100,000 Over $100,000[1]
1	Includes the value of shares in which a Director has an indirect interest through a deferred compensation plan and/or a 401(K) plan.
Independent Director Ownership of Securities of the Adviser, Underwriter, and their Affiliates
The following table sets forth information regarding each Independent Director's (and his/her immediate family members) share ownership, beneficially or of record, in securities of each Portfolio’s Adviser or Principal Underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Adviser or Principal Underwriter of each Portfolio (not including registered investment companies) as of December 31, 2017.
Name of Director	Name of Owners and Relationship to Director	Company	Title of Class	Value of Securities	Percentage of Class
Colleen D. Baldwin	N/A	N/A	N/A	N/A	N/A
John V. Boyer	N/A	N/A	N/A	N/A	N/A
Patricia W. Chadwick	N/A	N/A	N/A	N/A	N/A
Martin J. Gavin	N/A	N/A	N/A	N/A	N/A
Russell H. Jones	N/A	N/A	N/A	N/A	N/A
Patrick W. Kenny	N/A	N/A	N/A	N/A	N/A
Joseph Obermeyer	N/A	N/A	N/A	N/A	N/A
Sheryl K. Pressler	N/A	N/A	N/A	N/A	N/A
Christopher P. Sullivan	N/A	N/A	N/A	N/A	N/A
Roger B. Vincent	N/A	N/A	N/A	N/A	N/A
Director Compensation
Each Director is reimbursed for reasonable expenses incurred in connection with each meeting of the Board or any of its Committee meetings attended. Each Independent Director is compensated for his or her services, on a quarterly basis, according to a fee schedule adopted by the Board. The Board may from time to time designate other meetings as subject to compensation.

Each Portfolio pays each Director who is not an interested person of the Portfolio his or her pro rata share, as described below, of: (i) an annual retainer of $250,000; (ii) Mr. Boyer, as the Chairperson of the Board, receives an additional annual retainer of $100,000; (iii) Mses. Baldwin, Chadwick, and Pressler and Messrs. Gavin, Jones, Obermeyer, and Sullivan as the Chairpersons of Committees of the Board, each receive an additional annual retainer of $30,000, $30,000, $65,000, $30,000, $30,000, $30,000, and $30,000, respectively; (iv) $10,000 per attendance at any of the regularly scheduled meetings (four (4) quarterly meetings, two (2) auxiliary meetings, and two (2) annual contract review meetings); and (v) out-of-pocket expenses. The Board at its discretion may from time to time designate other special meetings as subject to an attendance fee in the amount of $5,000 for in-person meetings and $2,500 for special telephonic meetings.
The pro rata share paid by each Portfolio is based on each Portfolio’s average net assets as a percentage of the average net assets of all the funds managed by the Adviser or its affiliate for which the Directors serve in common as Directors.
Compensation Table
The following table sets forth information provided by each Portfolio’s Adviser regarding compensation of Directors by each Portfolio and other funds managed by the Adviser and its affiliates for the fiscal year ended December 31, 2017. Officers of the Company and Directors who are interested persons of the Company do not receive any compensation from the Company or any other funds managed by the Adviser or its affiliates.
Portfolio	Aggregate Compensation
	Colleen D. Baldwin	John V. Boyer	Patricia W. Chadwick	Peter S. Drotch[1]	Martin J. Gavin
Voya Australia Index Portfolio	$438.77	$524.86	$438.77	$438.77	$401.88
Voya Emerging Markets Index Portfolio	$2,239.32	$2,671.87	$2,239.32	$2,239.32	$2,053.94
Voya Euro STOXX 50® Index Portfolio	$1,439.94	$1,719.77	$1,439.94	$1,439.94	$1,320.01
Voya FTSE 100 Index® Portfolio	$1,003.66	$1,199.17	$1,003.66	$1,003.66	$919.87
Voya Hang Seng Index Portfolio	$304.87	$364.57	$304.87	$304.87	$279.29
Voya International Index Portfolio	$5,488.01	$6,553.14	$5,488.01	$5,488.01	$5,031.53
Voya Japan TOPIX Index® Portfolio	$1,084.68	$1,295.17	$1,084.68	$1,084.68	$994.47
Voya RussellTM Large Cap Growth Index Portfolio	$2,272.07	$2,713.31	$2,272.07	$2,272.07	$2,082.96
Voya RussellTM Large Cap Index Portfolio	$3,096.79	$3,699.09	$3,096.79	$3,096.79	$2,838.67
Voya RussellTM Large Cap Value Index Portfolio	$1,547.25	$1,848.50	$1,547.25	$1,547.25	$1,418.14
Voya RussellTM Mid Cap Growth Index Portfolio	$1,045.81	$1,249.10	$1,045.81	$1,045.81	$958.69
Voya RussellTM Mid Cap Index Portfolio	$6,862.75	$8,199.03	$6,862.75	$6,862.75	$6,290.06
Voya RussellTM Small Cap Index Portfolio	$3,090.66	$3,688.68	$3,090.66	$3,090.66	$2,834.37
Voya U.S. Bond Index Portfolio	$11,811.01	$14,109.79	$11,811.01	$11,811.01	$10,825.81
Pension or Retirement Benefits Accrued as Part of Fund Expenses	N/A	N/A	N/A	N/A	N/A
Estimated Annual Benefits Upon Retirement	N/A	N/A	N/A	N/A	N/A
Total Compensation from the Portfolio and the Voya family of funds Paid to Directors	$360,000.00[2]	$430,000.00[2]	$360,000.00	$360,000.00	$330,000.00[2]

Portfolio	Aggregate Compensation
	Russell H. Jones	Patrick W. Kenny	Joseph E. Obermeyer	Sheryl K. Pressler	Christopher P. Sullivan	Roger B. Vincent
Voya Australia Index Portfolio	$438.77	$438.77	$438.77	$481.81	$401.88	$401.88
Voya Emerging Markets Index Portfolio	$2,239.32	$2,239.32	$2,239.32	$2,455.60	$2,053.94	$2,053.94
Voya Euro STOXX 50® Index Portfolio	$1,439.94	$1,439.94	$1,439.94	$1,579.85	$1,320.01	$1,320.01
Voya FTSE 100 Index® Portfolio	$1,003.66	$1,003.66	$1,003.66	$1,101.41	$919.87	$919.87
Voya Hang Seng Index Portfolio	$304.87	$304.87	$304.87	$334.72	$279.29	$279.29
Voya International Index Portfolio	$5,488.01	$5,488.01	$5,488.01	$6,020.58	$5,031.53	$5,031.53
Voya Japan TOPIX Index® Portfolio	$1,084.68	$1,084.68	$1,084.68	$1,189.92	$994.47	$994.47
Voya RussellTM Large Cap Growth Index Portfolio	$2,272.07	$2,272.07	$2,272.07	$2,492.69	$2,082.96	$2,082.96
Voya RussellTM Large Cap Index Portfolio	$3,096.79	$3,096.79	$3,096.79	$3,397.94	$2,838.67	$2,838.67
Voya RussellTM Large Cap Value Index Portfolio	$1,547.25	$1,547.25	$1,547.25	$1,697.87	$1,418.14	$1,418.14
Voya RussellTM Mid Cap Growth Index Portfolio	$1,045.81	$1,045.81	$1,045.81	$1,147.45	$958.69	$958.69
Voya RussellTM Mid Cap Index Portfolio	$6,862.75	$6,862.75	$6,862.75	$7,530.89	$6,290.06	$6,290.06
Voya RussellTM Small Cap Index Portfolio	$3,090.66	$3,090.66	$3,090.66	$3,389.67	$2,834.37	$2,834.37
Voya U.S. Bond Index Portfolio	$11,811.01	$11,811.01	$11,811.01	$12,960.40	$10,825.81	$10,825.81
Pension or Retirement Benefits Accrued as Part of Fund Expenses	N/A	N/A	N/A	N/A	N/A	N/A
Estimated Annual Benefits Upon Retirement	N/A	N/A	N/A	N/A	N/A	N/A
Total Compensation from the Portfolio and the Voya family of funds Paid to Directors	$360,000.00[2]	$360,000.00[2]	$360,000.00[2]	$395,000.00[2]	$330,000.00	$330,000.00
1	Mr. Drotch retired as a Director effective December 31, 2017.
2	During the fiscal year ended December 31, 2017, Ms. Baldwin, Mr. Boyer, Mr. Gavin, Mr. Jones, Mr. Kenny, Mr. Obermeyer, and Ms. Pressler deferred $50,000.00, $20,000.00, $165,000.00, $160,000.00, $90,000.00, $36,000.00, and $48,000.00, respectively, of their compensation from the Voya family of funds.
CODE OF ETHICS
Each Portfolio, the Adviser, the Sub-Adviser, and the Distributor have adopted a code of ethics (“Code of Ethics”) governing personal trading activities of all Directors, Officers of the Company and persons who, in connection with their regular functions, play a role in the recommendation of or obtain information pertaining to any purchase or sale of a security by each Portfolio. The Code of Ethics is intended to prohibit fraud against a Portfolio that may arise from the personal trading of securities that may be purchased or held by that Portfolio or of the Portfolio’s shares. The Code of Ethics prohibits short-term trading of a Portfolio’s shares by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however, such persons are generally required to pre-clear all security transactions with each Portfolio’s Adviser or its affiliates and to report all transactions on a regular basis.

PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS
Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may have a significant impact on matters submitted to a shareholder vote.
Shares of each Portfolio are owned by: insurance companies as depositors of Separate Accounts which are used to fund Variable Contracts; Qualified Plans; investment advisers and their affiliates in connection with the creation or management of each Portfolio; and certain other investment companies.
The following may be deemed control persons of certain Portfolios:
Reliastar Life Insurance Company, a Minnesota Corporation, is an indirect, wholly-owned subsidiary of Voya Financial, Inc.
Voya Insurance and Annuity Company, an Iowa corporation, is an indirect, wholly-owned subsidiary of Voya Financial, Inc.
Voya Retirement Insurance and Annuity Company, a Connecticut corporation, is an indirect, wholly-owned subsidiary of Voya Financial, Inc.
Voya Retirement Moderate Growth Portfolio and Voya Retirement Growth Portfolio, each a series of Voya Investors Trust.
Director and Officer Holdings
As of April 6, 2018, the Directors and officers of the Company as a group owned less than 1% of any class of each Portfolio’s outstanding shares.
Principal Shareholders
As of April 6, 2018, to the best knowledge of management, no person owned beneficially or of-record 5% or more of the outstanding shares of any class of a Portfolio or 5% or more of the outstanding shares of a Portfolio addressed herein, except as set forth in the table below. The Company has no knowledge as to whether all or any portion of shares owned of-record are also owned beneficially.
No information is shown for a Portfolio or class that had not commenced operations as of April 6, 2018.
Name of Portfolio	Class	Name and Address	Percentage of Class	Percentage of Portfolio
Voya Australia Index Portfolio	Class I	Voya Retirement Moderate Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	11.93%	11.93%
Voya Australia Index Portfolio	Class I	Voya Retirement Moderate Growth Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	31.96%	31.96%
Voya Australia Index Portfolio	Class I	Voya Retirement Growth Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	53.79%	53.79%
Voya Emerging Markets Index Portfolio	Class I	Voya Solution 2025 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	5.28%	3.63%
Voya Emerging Markets Index Portfolio	Class I	Voya Solution 2035 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	5.39%	3.71%
Voya Emerging Markets Index Portfolio	Class I	Voya Retirement Moderate Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	9.12%	6.28%
Voya Emerging Markets Index Portfolio	Class I	Voya Retirement Moderate Growth Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	20.36%	14.02%
Voya Emerging Markets Index Portfolio	Class I	Voya Retirement Growth Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	35.24%	24.27%

Name of Portfolio	Class	Name and Address	Percentage of Class	Percentage of Portfolio
Voya Emerging Markets Index Portfolio	Class I	Voya Solution Moderately Aggressive Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	5.44%	3.75%
Voya Emerging Markets Index Portfolio	Class P2	Voya Index Solution 2055 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	7.18%	3.20%
Voya Emerging Markets Index Portfolio	Class P2	Voya Index Solution 2025 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	18.27%	5.69%
Voya Emerging Markets Index Portfolio	Class P2	Voya Index Solution 2035 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	23.43%	7.29%
Voya Emerging Markets Index Portfolio	Class P2	Voya Index Solution 2045 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	18.03%	5.61%
Voya Emerging Markets Index Portfolio	Class P2	Voya Index Solution Income Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	5.98%	1.86%
Voya Emerging Markets Index Portfolio	Class P2	Voya Index Solution 2030 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	9.21%	2.87%
Voya Emerging Markets Index Portfolio	Class P2	Voya Index Solution 2040 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	7.39%	2.30%
Voya Emerging Markets Index Portfolio	Class P2	Voya Index Solution 2050 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	5.28%	1.64%
Voya Emerging Markets Index Portfolio	Class S	Reliastar Life Insurance Company 1 Orange Way Windsor, CT 06095	100.00%	0.00%
Voya Euro STOXX 50® Index Portfolio	Class ADV	Voya Insurance and Annuity Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	88.63%	5.74%
Voya Euro STOXX 50® Index Portfolio	Class ADV	Reliastar Life Insurance Company 1 Orange Way Windsor, CT 06095	8.30%	0.54%
Voya Euro STOXX 50® Index Portfolio	Class I	Voya Retirement Moderate Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	13.77%	12.88%
Voya Euro STOXX 50® Index Portfolio	Class I	Voya Retirement Moderate Growth Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	30.38%	28.42%
Voya Euro STOXX 50® Index Portfolio	Class I	Voya Retirement Growth Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	54.26%	50.75%
Voya FTSE 100 Index® Portfolio	Class ADV	Voya Insurance and Annuity Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	90.72%	1.75%

Name of Portfolio	Class	Name and Address	Percentage of Class	Percentage of Portfolio
Voya FTSE 100 Index® Portfolio	Class ADV	Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	7.87%	0.15%
Voya FTSE 100 Index® Portfolio	Class I	Voya Retirement Moderate Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	13.44%	13.18%
Voya FTSE 100 Index® Portfolio	Class I	Voya Retirement Moderate Growth Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	30.00%	29.43%
Voya FTSE 100 Index® Portfolio	Class I	Voya Retirement Growth Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	54.81%	53.76%
Voya Hang Seng Index Portfolio	Class ADV	Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	100.00%	1.39%
Voya Hang Seng Index Portfolio	Class I	Voya Retirement Moderate Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	14.61%	8.06%
Voya Hang Seng Index Portfolio	Class I	Voya Retirement Moderate Growth Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	26.09%	14.40%
Voya Hang Seng Index Portfolio	Class I	Voya Retirement Growth Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	56.46%	31.16%
Voya Hang Seng Index Portfolio	Class S	Voya Insurance and Annuity Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	96.55%	41.92%
Voya International Index Portfolio	Class ADV	Voya Insurance and Annuity Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	94.99%	39.39%
Voya International Index Portfolio	Class I	Voya Strategic Allocation Growth Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	5.22%	0.98%
Voya International Index Portfolio	Class I	Voya Solution 2025 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	11.07%	2.08%
Voya International Index Portfolio	Class I	Voya Solution 2035 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	14.12%	2.66%
Voya International Index Portfolio	Class I	Voya Solution 2045 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	12.77%	2.40%
Voya International Index Portfolio	Class I	Voya Solution Moderately Aggressive Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	6.35%	1.20%
Voya International Index Portfolio	Class I	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 One Orange Way B3N Windsor, CT 06095	29.35%	6.84%

Name of Portfolio	Class	Name and Address	Percentage of Class	Percentage of Portfolio
Voya International Index Portfolio	Class P2	Voya Index Solution 2055 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	6.92%	3.34%
Voya International Index Portfolio	Class P2	Voya Index Solution 2025 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	18.80%	6.87%
Voya International Index Portfolio	Class P2	Voya Index Solution 2035 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	23.59%	8.62%
Voya International Index Portfolio	Class P2	Voya Index Solution 2045 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	17.59%	6.43%
Voya International Index Portfolio	Class P2	Voya Index Solution Income Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	5.16%	1.89%
Voya International Index Portfolio	Class P2	Voya Index Solution 2030 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	9.69%	3.54%
Voya International Index Portfolio	Class P2	Voya Index Solution 2040 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	7.32%	2.67%
Voya International Index Portfolio	Class P2	Voya Index Solution 2050 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	5.07%	1.85%
Voya International Index Portfolio	Class S	Reliastar Life Insurance Co. FBO SVUL I Attn: Jill Barth Conveyor TN41 1 Orange Way Windsor, CT 06095	9.53%	0.45%
Voya International Index Portfolio	Class S	Voya Insurance and Annuity Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	31.98%	39.39%
Voya International Index Portfolio	Class S	Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	5.12%	1.45%
Voya International Index Portfolio	Class S	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 One Orange Way B3N Windsor, CT 06095	17.06%	6.84%
Voya International Index Portfolio	Class S	Security Life Insurance of Denver A VUL Rte 5106 PO Box 20 Minneapolis, MN 55440-0020	34.68%	1.62%
Voya International Index Portfolio	Class S2	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 One Orange Way B3N Windsor, CT 06095	98.16%	6.84%
Voya Japan TOPIX Index® Portfolio	Class ADV	Voya Insurance and Annuity Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	91.72%	3.49%
Voya Japan TOPIX Index® Portfolio	Class ADV	Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	6.06%	0.23%

Name of Portfolio	Class	Name and Address	Percentage of Class	Percentage of Portfolio
Voya Japan TOPIX Index® Portfolio	Class I	Voya Retirement Moderate Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	13.37%	12.86%
Voya Japan TOPIX Index® Portfolio	Class I	Voya Retirement Moderate Growth Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	29.39%	28.27%
Voya Japan TOPIX Index® Portfolio	Class I	Voya Retirement Growth Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	55.64%	53.53%
Voya RussellTM Large Cap Growth Index Portfolio	Class ADV	Reliastar Life Insurance Company 1 Orange Way Windsor, CT 06095	100.00%	27.44%
Voya RussellTM Large Cap Growth Index Portfolio	Class I	Reliastar Life Insurance Co. FBO SVUL I Attn: Jill Barth Conveyor TN41 1 Orange Way Windsor, CT 06095	54.18%	27.44%
Voya RussellTM Large Cap Growth Index Portfolio	Class I	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 One Orange Way B3N Windsor, CT 06095	27.75%	16.08%
Voya RussellTM Large Cap Growth Index Portfolio	Class I	Security Life Insurance of Denver A VUL Rte 5106 PO Box 20 Minneapolis, MN 55440-0020	15.77%	7.99%
Voya RussellTM Large Cap Growth Index Portfolio	Class S	Voya Insurance and Annuity Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	71.05%	35.58%
Voya RussellTM Large Cap Growth Index Portfolio	Class S	Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	23.67%	11.71%
Voya RussellTM Large Cap Index Portfolio	Class ADV	Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	71.43%	15.18%
Voya RussellTM Large Cap Index Portfolio	Class ADV	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 One Orange Way B3N Windsor, CT 06095	25.26%	32.96%
Voya RussellTM Large Cap Index Portfolio	Class I	Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	8.96%	15.18%
Voya RussellTM Large Cap Index Portfolio	Class I	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 One Orange Way B3N Windsor, CT 06095	82.11%	32.96%
Voya RussellTM Large Cap Index Portfolio	Class S	Voya Insurance and Annuity Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	73.39%	47.58%
Voya RussellTM Large Cap Index Portfolio	Class S	Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	13.50%	15.18%
Voya RussellTM Large Cap Index Portfolio	Class S	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 One Orange Way B3N Windsor, CT 06095	10.57%	32.96%
Voya RussellTM Large Cap Index Portfolio	Class S2	Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	64.23%	15.18%

Name of Portfolio	Class	Name and Address	Percentage of Class	Percentage of Portfolio
Voya RussellTM Large Cap Index Portfolio	Class S2	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 One Orange Way B3N Windsor, CT 06095	35.77%	32.96%
Voya RussellTM Large Cap Value Index Portfolio	Class ADV	Reliastar Life Insurance Company 1 Orange Way Windsor, CT 06095	100.00%	7.77%
Voya RussellTM Large Cap Value Index Portfolio	Class I	Reliastar Life Insurance Co. FBO SVUL I Attn: Jill Barth Conveyor TN41 1 Orange Way Windsor, CT 06095	31.53%	7.77%
Voya RussellTM Large Cap Value Index Portfolio	Class I	Voya Insurance and Annuity Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	9.68%	58.50%
Voya RussellTM Large Cap Value Index Portfolio	Class I	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 One Orange Way B3N Windsor, CT 06095	43.24%	15.17%
Voya RussellTM Large Cap Value Index Portfolio	Class I	Security Life Insurance of Denver A VUL Rte 5106 PO Box 20 Minneapolis, MN 55440-0020	13.76%	3.39%
Voya RussellTM Large Cap Value Index Portfolio	Class S	Voya Insurance and Annuity Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	74.47%	58.50%
Voya RussellTM Large Cap Value Index Portfolio	Class S	Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	16.37%	12.35%
Voya RussellTM Large Cap Value Index Portfolio	Class S	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 One Orange Way B3N Windsor, CT 06095	5.99%	15.17%
Voya RussellTM Mid Cap Growth Index Portfolio	Class I	Reliastar Life Insurance Co. FBO SVUL I Attn: Jill Barth Conveyor TN41 1 Orange Way Windsor, CT 06095	29.17%	2.32%
Voya RussellTM Mid Cap Growth Index Portfolio	Class I	Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	15.10%	1.48%
Voya RussellTM Mid Cap Growth Index Portfolio	Class I	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 One Orange Way B3N Windsor, CT 06095	18.79%	8.65%
Voya RussellTM Mid Cap Growth Index Portfolio	Class I	Security Life Insurance of Denver A VUL Rte 5106 PO Box 20 Minneapolis, MN 55440-0020	34.47%	1.95%
Voya RussellTM Mid Cap Growth Index Portfolio	Class S	Voya Insurance and Annuity Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	89.85%	84.27%
Voya RussellTM Mid Cap Growth Index Portfolio	Class S	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 One Orange Way B3N Windsor, CT 06095	8.06%	8.65%
Voya RussellTM Mid Cap Growth Index Portfolio	Class S2	Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	95.11%	1.48%
Voya RussellTM Mid Cap Index Portfolio	Class ADV	Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	69.84%	11.15%

Name of Portfolio	Class	Name and Address	Percentage of Class	Percentage of Portfolio
Voya RussellTM Mid Cap Index Portfolio	Class ADV	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 One Orange Way B3N Windsor, CT 06095	28.13%	23.36%
Voya RussellTM Mid Cap Index Portfolio	Class I	Voya Retirement Moderate Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	9.03%	5.44%
Voya RussellTM Mid Cap Index Portfolio	Class I	Voya Retirement Moderate Growth Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	21.51%	12.95%
Voya RussellTM Mid Cap Index Portfolio	Class I	Voya Retirement Growth Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	33.61%	20.24%
Voya RussellTM Mid Cap Index Portfolio	Class I	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 One Orange Way B3N Windsor, CT 06095	26.31%	23.36%
Voya RussellTM Mid Cap Index Portfolio	Class P2	Voya Index Solution 2055 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	8.87%	1.13%
Voya RussellTM Mid Cap Index Portfolio	Class P2	Voya Index Solution 2025 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	15.59%	1.99%
Voya RussellTM Mid Cap Index Portfolio	Class P2	Voya Index Solution 2035 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	22.37%	2.86%
Voya RussellTM Mid Cap Index Portfolio	Class P2	Voya Index Solution 2045 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	21.55%	2.76%
Voya RussellTM Mid Cap Index Portfolio	Class P2	Voya Index Solution Income Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	5.67%	0.72%
Voya RussellTM Mid Cap Index Portfolio	Class P2	Voya Index Solution 2030 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	7.28%	0.93%
Voya RussellTM Mid Cap Index Portfolio	Class P2	Voya Index Solution 2040 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	7.47%	0.96%
Voya RussellTM Mid Cap Index Portfolio	Class P2	Voya Index Solution 2050 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	6.47%	0.83%
Voya RussellTM Mid Cap Index Portfolio	Class S	Voya Insurance and Annuity Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	62.17%	10.43%
Voya RussellTM Mid Cap Index Portfolio	Class S	Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	11.26%	11.15%

Name of Portfolio	Class	Name and Address	Percentage of Class	Percentage of Portfolio
Voya RussellTM Mid Cap Index Portfolio	Class S	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 One Orange Way B3N Windsor, CT 06095	25.04%	23.36%
Voya RussellTM Mid Cap Index Portfolio	Class S2	Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	21.87%	11.15%
Voya RussellTM Mid Cap Index Portfolio	Class S2	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 One Orange Way B3N Windsor, CT 06095	78.13%	23.36%
Voya RussellTM Small Cap Index Portfolio	Class ADV	Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	69.44%	12.25%
Voya RussellTM Small Cap Index Portfolio	Class ADV	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 One Orange Way B3N Windsor, CT 06095	28.27%	24.72%
Voya RussellTM Small Cap Index Portfolio	Class I	Voya Retirement Moderate Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	7.68%	3.68%
Voya RussellTM Small Cap Index Portfolio	Class I	Voya Retirement Moderate Growth Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	18.28%	8.76%
Voya RussellTM Small Cap Index Portfolio	Class I	Voya Retirement Growth Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	32.96%	15.79%
Voya RussellTM Small Cap Index Portfolio	Class I	Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	6.03%	12.25%
Voya RussellTM Small Cap Index Portfolio	Class I	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 One Orange Way B3N Windsor, CT 06095	32.46%	24.72%
Voya RussellTM Small Cap Index Portfolio	Class P2	Voya Index Solution 2055 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	7.28%	1.06%
Voya RussellTM Small Cap Index Portfolio	Class P2	Voya Index Solution 2025 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	18.78%	2.73%
Voya RussellTM Small Cap Index Portfolio	Class P2	Voya Index Solution 2035 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	23.09%	3.36%
Voya RussellTM Small Cap Index Portfolio	Class P2	Voya Index Solution 2045 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	19.47%	2.83%
Voya RussellTM Small Cap Index Portfolio	Class P2	Voya Index Solution 2020 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	5.93%	0.86%
Voya RussellTM Small Cap Index Portfolio	Class P2	Voya Index Solution 2030 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	10.51%	1.53%

Name of Portfolio	Class	Name and Address	Percentage of Class	Percentage of Portfolio
Voya RussellTM Small Cap Index Portfolio	Class P2	Voya Index Solution 2040 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	8.43%	1.23%
Voya RussellTM Small Cap Index Portfolio	Class P2	Voya Index Solution 2050 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	5.31%	0.77%
Voya RussellTM Small Cap Index Portfolio	Class S	Voya Insurance and Annuity Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	74.35%	18.57%
Voya RussellTM Small Cap Index Portfolio	Class S	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 One Orange Way B3N Windsor, CT 06095	20.41%	24.72%
Voya RussellTM Small Cap Index Portfolio	Class S2	Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	13.94%	12.25%
Voya RussellTM Small Cap Index Portfolio	Class S2	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 One Orange Way B3N Windsor, CT 06095	86.06%	24.72%
Voya U.S. Bond Index Portfolio	Class ADV	Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	88.80%	1.34%
Voya U.S. Bond Index Portfolio	Class ADV	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 One Orange Way B3N Windsor, CT 06095	10.36%	1.18%
Voya U.S. Bond Index Portfolio	Class I	Voya Retirement Conservative Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	10.64%	7.52%
Voya U.S. Bond Index Portfolio	Class I	Voya Retirement Moderate Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	21.12%	14.93%
Voya U.S. Bond Index Portfolio	Class I	Voya Retirement Moderate Growth Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	30.00%	21.21%
Voya U.S. Bond Index Portfolio	Class I	Voya Retirement Growth Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	30.91%	21.86%
Voya U.S. Bond Index Portfolio	Class P2	Voya Index Solution 2025 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	30.74%	7.03%
Voya U.S. Bond Index Portfolio	Class P2	Voya Index Solution 2035 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	8.43%	1.93%
Voya U.S. Bond Index Portfolio	Class P2	Voya Index Solution Income Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	32.97%	7.53%
Voya U.S. Bond Index Portfolio	Class P2	Voya Index Solution 2020 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	14.08%	3.22%

Name of Portfolio	Class	Name and Address	Percentage of Class	Percentage of Portfolio
Voya U.S. Bond Index Portfolio	Class P2	Voya Index Solution 2030 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	7.20%	1.65%
Voya U.S. Bond Index Portfolio	Class S	Voya Insurance and Annuity Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	92.76%	5.06%
Voya U.S. Bond Index Portfolio	Class S2	Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	5.11%	1.34%
Voya U.S. Bond Index Portfolio	Class S2	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit TN 41 One Orange Way B3N Windsor, CT 06095	44.89%	1.18%
PROXY VOTING PROCEDURES AND GUIDELINES
The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to each Portfolio’s portfolio securities. The proxy voting procedures and guidelines delegate to the Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Adviser, the Board has also approved the Adviser’s proxy voting procedures, which require the Adviser to vote proxies in accordance with each Portfolio’s proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. In addition, the Compliance Committee oversees the implementation of each Portfolio’s proxy voting procedures and guidelines. A copy of the proxy voting procedures and guidelines of each Portfolio, including procedures of the Adviser, is attached hereto as Appendix B. No later than August 31st of each year, information regarding how each Portfolio voted proxies relating to portfolio securities for the one-year period ending June 30th is available online without charge at www.voyainvestments.com or by accessing the SEC’s EDGAR database at www.sec.gov.
ADVISER
The investment adviser for each Portfolio is Voya Investments, LLC. The Adviser, subject to the authority of the Board, has the overall responsibility for the management of each Portfolio’s portfolio.
The Adviser is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof). The Adviser is an indirect, wholly-owned subsidiary of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution with subsidiaries operating in the retirement, investment, and insurance industries.
Investment Management Agreement
The Adviser serves pursuant to an Investment Management Agreement between the Adviser and the Company on behalf of each Portfolio. Under the Investment Management Agreement, the Adviser oversees, subject to the authority of the Board, the provision of all investment advisory and portfolio management services for each Portfolio. In addition, the Adviser provides administrative services reasonably necessary as of January 1, 2015 for the ordinary operation of each Portfolio. The Adviser has delegated certain management responsibilities to one or more Sub-Advisers.
Investment Management Services
Among other things, the Adviser: (i) provides general investment advice and guidance with respect to each Portfolio and provides advice and guidance to each Portfolio’s Board; (ii) provides the Board with any periodic or special reviews or reporting it requests, including any reports regarding a Sub-Adviser and its investment performance; (iii) oversees management of each Portfolio’s investments and portfolio composition including supervising any Sub-Adviser with respect to the services that such Sub-Adviser provides; (iv) makes available its officers and employees to the Board and officers of the Company; (v) designates and compensates from its own resources such personnel as the Adviser may consider necessary or appropriate to the performance of its services hereunder; (vi) periodically monitors and evaluates the performance of any Sub-Adviser with respect to the investment objectives and policies of each Portfolio and performs periodic detailed analysis and review of the Sub-Adviser’s investment performance; (vii) reviews, considers and reports on any changes in the personnel of the Sub-Adviser responsible for performing the Sub-Adviser’s obligations or any changes in the ownership or senior management of the Sub-Adviser; (viii) performs periodic in-person or telephonic diligence meetings with the Sub-Adviser; (ix) assists the Board and management of each Portfolio in developing and reviewing information with respect to the initial and subsequent annual approval of the Sub-Advisory Agreement; (x) monitors the Sub-Adviser for compliance with the investment objective or objectives, policies and restrictions of each Portfolio, the 1940 Act, Subchapter M of the Code, and, if applicable, regulations under these provisions, and other applicable law; (xi) if appropriate, analyzes and recommends for consideration by the Board termination of a contract with a Sub-Adviser; (xii) identifies potential successors to or replacements of a Sub-Adviser or potential additional Sub-Adviser, performs appropriate due diligence, and develops and presents recommendations to the Board; and (xiii) is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of a Portfolio’s assets and the purchase and sale of portfolio securities for one or more Portfolios in the event that at any time no sub-adviser is engaged to manage the assets of such Portfolio.

In addition, the Adviser assists in managing and supervising all aspects of the general day-to-day business activities and operations of each Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance, and related services. The Adviser also reviews each Portfolio for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of each Portfolio.
Limitation of Liability
The Adviser is not subject to liability to each Portfolio for any act or omission in the course of, or in connection with, rendering services under the Investment Management Agreement, except by reason of willful misfeasance, bad faith, negligence, or reckless disregard of its obligations and duties under the Investment Management Agreement.
Continuation and Termination of the Investment Management Agreement
After an initial term of two years, the Investment Management Agreement continues in effect from year to year with respect to each Portfolio so long as such continuance is specifically approved at least annually by: (i) the Board of Directors; or (ii) the vote of a “majority” of a Portfolio’s outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act); and provided that such continuance is also approved by a vote of at least a majority of the Independent Directors who are not parties to the agreement by a vote cast in person at a meeting called for the purpose of voting on such approval.
The Investment Management Agreement may be terminated as to a particular Portfolio at any time without penalty by: (i) the vote of the Board; (ii) the vote of a majority of each Portfolio’s outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act) of that Portfolio; or (iii) the Adviser, on sixty (60) days’ prior written notice to the other party. The notice provided for herein may be waived by either party, as a single class, or upon notice given by the Adviser. The Investment Management Agreement will terminate automatically in the event of its “assignment” (as defined in Section 2(a)(4) of the 1940 Act).
Management Fees
The Adviser pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including executive salaries and expenses of the Directors and officers of the Company who are employees of the Adviser or its affiliates, except the CCO and the CIRO. The Adviser pays the fees of the Sub-Adviser.
At a meeting held on March 12, 2015, the Board approved amending and restating the Investment Management Agreement so that, effective May 1, 2015, the terms of the Investment Management Agreement and a previously separate administration agreement were combined under a single Amended and Restated Investment Management Agreement with a single management fee.  The single management fee rate under the Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates and, under the Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged.
As compensation for its services, each Portfolio pays the Adviser, expressed as an annual rate, a fee equal to the following as a percentage of each Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The following table should be read in conjunction with the section below entitled “Management Fee Waivers.”
Portfolio	Annual Management Fee
Voya Australia Index Portfolio	0.70% of the Portfolio’s average daily net assets.
Voya Emerging Markets Index Portfolio	0.65% of the Portfolio’s average daily net assets.
Voya Euro STOXX 50® Index Portfolio	0.70% of the Portfolio’s average daily net assets.
Voya FTSE 100 Index® Portfolio	0.70% of the Portfolio’s average daily net assets.
Voya Hang Seng Index Portfolio	0.70% on the first $250 million of the Portfolio’s average daily net assets;
0.60% on the next $250 million of the Portfolio’s average daily net assets; and
0.55% of the Portfolio’s average daily net assets in excess of $500 million.
Voya International Index Portfolio	0.48% on the first $500 million of the Portfolio’s average daily net assets;
0.46% on the next $500 million of the Portfolio’s average daily net assets;
0.44% on the next $500 million of the Portfolio’s average daily net assets; and
0.42% of the Portfolio’s average daily net assets in excess of $1.5 billion.
Voya Japan TOPIX Index® Portfolio	0.70% of the Portfolio’s average daily net assets.
Voya RussellTM Large Cap Growth Index Portfolio	0.50% on the first $500 million of the Portfolio’s average daily net assets;
0.48% on the next $500 million of the Portfolio’s average daily net assets; and
0.46% of the Portfolio’s average daily net assets in excess of $1 billion.

Portfolio	Annual Management Fee
Voya RussellTM Large Cap Index Portfolio	0.35% on the first $1 billion of the Portfolio’s average daily net assets;
0.33% on the next $1 billion of the Portfolio’s average daily net assets; and
0.31% of the Portfolio’s average daily net assets in excess of $2 billion.
Voya RussellTM Large Cap Value Index Portfolio	0.50% on the first $250 million of the Portfolio’s average daily net assets;
0.40% on the next $250 million of the Portfolio’s average daily net assets; and
0.35% of the Portfolio’s average daily net assets in excess of $500 million.
Voya RussellTM Mid Cap Growth Index Portfolio	0.50% on the first $500 million of the Portfolio’s average daily net assets;
0.48% on the next $500 million of the Portfolio’s average daily net assets; and
0.46% of the Portfolio’s average daily net assets in excess of $1 billion.
Voya RussellTM Mid Cap Index Portfolio	0.41% on the first $2 billion of the Portfolio’s average daily net assets;
0.34% on the next $2 billion of the Portfolio’s average daily net assets; and
0.28% of the Portfolio’s average daily net assets in excess of $4 billion.
Voya RussellTM Small Cap Index Portfolio	0.43% on the first $1 billion of the Portfolio’s average daily net assets;
0.41% on the next $1 billion of the Portfolio’s average daily net assets; and
0.39% of the Portfolio’s average daily net assets in excess of $2 billion.
Voya U.S. Bond Index Portfolio	0.42% on the first $500 million of the Portfolio’s average daily net assets;
0.40% on the next $500 million of the Portfolio’s average daily net assets;
0.38% on the next $1 billion of the Portfolio’s average daily net assets;
0.36% on the next $2 billion of the Portfolio’s average daily net assets;
0.34% on the next $2 billion of the Portfolio’s average daily net assets; and
0.32% of the Portfolio’s average daily net assets in excess of $6 billion.
Management Fee Waivers
The Adviser is contractually obligated to waive 0.35% of the management fee for Voya Australia Index Portfolio, Voya Euro STOXX 50® Index Portfolio, Voya FTSE 100 Index® Portfolio and Voya Japan TOPIX Index® Portfolio through May 1, 2019. Termination or modification of these obligations requires approval by the Board.
The Adviser is contractually obligated to waive 0.35% of the management fee for Voya Hang Seng Index Portfolio through May 1, 2019. Termination or modification of this obligation requires approval by the Board.
The Adviser is contractually obligated to waive 0.27% of the management fee for Voya Emerging Markets Index Portfolio through May 1, 2019. Termination or modification of this obligation requires approval by the Board.
The Adviser is contractually obligated to waive 0.10% of the management fee for Voya RussellTM Large Cap Growth Index Portfolio, Voya RussellTM Large Cap Value Index Portfolio and Voya RussellTM Mid Cap Growth Index Portfolio through May 1, 2019. Termination or modification of these obligations requires approval by the Board.
Total Investment Management Fees Paid by each Portfolio
During the past three fiscal years, each Portfolio paid the following investment management fees to the Adviser or its affiliates.
Portfolio	December 31,
	2017	2016	2015
Voya Australia Index Portfolio
Management Fee (Prior to May 1, 2015)	None	None	$381,367.28
Administrative Services Fee (Prior to May 1, 2015)	None	None	$63,561.00
Management Fee including Administrative Services (effective May 1, 2015)	$844,753.00	$746,821.00	$706,601.72
Voya Emerging Markets Index Portfolio
Management Fee (Prior to May 1, 2015)	None	None	$1,167,403.88
Administrative Services Fee (Prior to May 1, 2015)	None	None	$212,253.00
Management Fee including Administrative Services (effective May 1, 2015)	$4,210,100.00	$3,543,933.00	$2,448,491.12
Voya Euro STOXX 50® Index Portfolio
Management Fee (Prior to May 1, 2015)	None	None	$932,835.39
Administrative Services Fee (Prior to May 1, 2015)	None	None	$155,471.00
Management Fee including Administrative Services (effective May 1, 2015)	$2,842,141.00	$3,174,017.00	$2,128,372.61
Voya FTSE 100 Index® Portfolio

Portfolio	December 31,
Management Fee (Prior to May 1, 2015)	None	None	$826,711.19
Administrative Services Fee (Prior to May 1, 2015)	None	None	$137,783.00
Management Fee including Administrative Services (effective May 1, 2015)	$1,981,233.00	$2,103,981.00	$1,779,309.81
Voya Hang Seng Index Portfolio
Management Fee (Prior to May 1, 2015)	None	None	$229,011.07
Administrative Services Fee (Prior to May 1, 2015)	None	None	$38,168.00
Management Fee including Administrative Services (effective May 1, 2015)	$593,547.00	$605,362.00	$449,647.93
Voya International Index Portfolio
Management Fee (Prior to May 1, 2015)	None	None	$1,870,172.78
Administrative Services Fee (Prior to May 1, 2015)	None	None	$522,782.00
Management Fee including Administrative Services (effective May 1, 2015)	$7,215,173.00	$6,001,196.00	$4,535,446.22
Voya Japan TOPIX Index® Portfolio
Management Fee (Prior to May 1, 2015)	None	None	$762,361.88
Administrative Services Fee (Prior to May 1, 2015)	None	None	$127,059.00
Management Fee including Administrative Services (effective May 1, 2015)	$2,151,940.00	$2,273,685.00	$1,761,799.12
Voya RussellTM Large Cap Growth Index Portfolio
Management Fee (Prior to May 1, 2015)	None	None	$723,305.91
Administrative Services Fee (Prior to May 1, 2015)	None	None	$181,690.00
Management Fee including Administrative Services (effective May 1, 2015)	$3,248,782.00	$2,789,588.00	$1,825,215.09
Voya RussellTM Large Cap Index Portfolio
Management Fee (Prior to May 1, 2015)	None	None	$701,596.29
Administrative Services Fee (Prior to May 1, 2015)	None	None	$280,637.00
Management Fee including Administrative Services (effective May 1, 2015)	$3,091,253.00	$2,788,781.00	$1,875,910.71
Voya RussellTM Large Cap Value Index Portfolio
Management Fee (Prior to May 1, 2015)	None	None	$282,224.82
Administrative Services Fee (Prior to May 1, 2015)	None	None	$70,556.00
Management Fee including Administrative Services (effective May 1, 2015)	$1,997,113.00	$1,849,377.00	$994,454.18
Voya RussellTM Mid Cap Growth Index Portfolio
Management Fee (Prior to May 1, 2015)	None	None	$582,185.73
Administrative Services Fee (Prior to May 1, 2015)	None	None	$145,545.00
Management Fee including Administrative Services (effective May 1, 2015)	$1,487,492.00	$1,541,652.00	$1,281,936.27
Voya RussellTM Mid Cap Index Portfolio
Management Fee (Prior to May 1, 2015)	None	None	$2,316,787.75
Administrative Services Fee (Prior to May 1, 2015)	None	None	$773,536.00
Management Fee including Administrative Services (effective May 1, 2015)	$7,941,225.00	$7,962,000.00	$5,766,338.25
Voya RussellTM Small Cap Index Portfolio
Management Fee (Prior to May 1, 2015)	None	None	$1,065,674.79
Administrative Services Fee (Prior to May 1, 2015)	None	None	$322,983.00
Management Fee including Administrative Services (effective May 1, 2015)	$3,785,813.00	$3,121,139.00	$2,560,783.21
Voya U.S. Bond Index Portfolio
Management Fee (Prior to May 1, 2015)	None	None	$3,473,002.11
Administrative Services Fee (Prior to May 1, 2015)	None	None	$1,247,244.00
Management Fee including Administrative Services (effective May 1, 2015)	$12,773,929.00	$13,387,387.00	$9,412,062.89
EXPENSES
Each Portfolio’s assets may decrease or increase during its fiscal year and each Portfolio’s operating expense ratios may correspondingly increase or decrease.
In addition to the management fee and other fees described previously, each Portfolio pays other expenses, such as legal, audit, transfer agency and custodian out-of-pocket fees, proxy solicitation costs, and the compensation of Directors who are not affiliated with the Adviser.

Certain expenses of each Portfolio are generally allocated to each Portfolio, and each class of each Portfolio, in proportion to its pro rata average net assets, provided that expenses that are specific to a class of a Portfolio may be charged directly to that class in accordance with the Company’s Multiple Class Plan(s) pursuant to Rule 18f-3. However, any Rule 12b-1 Plan fees for each class of shares are charged proportionately only to the outstanding shares of that class.
Certain operating expenses shared by several Portfolios are generally allocated amongst those Portfolios based on average net assets.
EXPENSE LIMITATIONS
As described in the Prospectus, the Adviser, Distributor, and/or Sub-Adviser may have entered into one or more expense limitation agreements with each Portfolio pursuant to which they have agreed to waive or limit their fees. In connection with such an agreement, the Adviser, Distributor, or Sub-Adviser, as applicable, will assume expenses (excluding certain expenses as discussed below) so that the total annual ordinary operating expenses of a Portfolio do not exceed the amount specified in that Portfolio’s Prospectus.
Exclusions
Expense limitations do not extend to interest, taxes, other investment-related costs, leverage expenses (as defined below), extraordinary expenses such as litigation and expenses of the CCO and CIRO, other expenses not incurred in the ordinary course of each Portfolio’s business, and expenses of any counsel or other persons or services retained by the Independent Directors. Leverage expenses shall mean fees, costs, and expenses incurred in connection with a Portfolio’s use of leverage (including, without limitation, expenses incurred by a Portfolio in creating, establishing, and maintaining leverage through borrowings or the issuance of preferred shares). Acquired Fund Fees and Expenses are not covered by any expense limitation agreement.
If an expense limitation is subject to recoupment (as indicated in the Prospectus), the Adviser, Distributor, or Sub-Adviser, as applicable, may recoup any expenses reimbursed within 36 months of the waiver or reimbursement if such recoupment can be achieved without exceeding the expense limit in effect at the time of the recoupment or at the time of the waiver or reimbursement. The Adviser, Distributor, or Sub-Adviser, as applicable, will only be reimbursed for the fees waived or expenses assumed after the effective date of the expense limitation.
NET FUND FEES WAIVED, REIMBURSED, OR RECOUPED
The table below shows the net fund expenses reimbursed, waived, and any recoupment, if applicable, by the Adviser, Administrator and Distributor for the last three fiscal years. Effective May 1, 2015, the Administrator no longer serves as administrator to each Portfolio.
Portfolio	December 31,
	2017	2016	2015
Voya Australia Index Portfolio	($422,374.00)	($373,409.00)	($575,759.00)
Voya Emerging Markets Index Portfolio	($2,234,054.00)	($1,363,048.00)	($1,472,364.00)
Voya Euro STOXX 50® Index Portfolio	($1,421,063.00)	($1,587,000.00)	($1,608,331.00)
Voya FTSE 100 Index® Portfolio	($990,612.00)	($1,051,985.00)	($1,371,895.00)
Voya Hang Seng Index Portfolio	($296,772.00)	($172,961.00)	($184,445.00)
Voya International Index Portfolio	($2,393,574.00)	($996,987.00)	($1,224,253.00)
Voya Japan TOPIX Index® Portfolio	($1,075,964.00)	($1,136,836.00)	($1,325,603.00)
Voya RussellTM Large Cap Growth Index Portfolio	($655,991.00)	($560,332.00)	($547,958.00)
Voya RussellTM Large Cap Index Portfolio	($78,406.00)	($75,173.00)	($89,362.00)
Voya RussellTM Large Cap Value Index Portfolio	($436,775.00)	($399,838.00)	($280,415.00)
Voya RussellTM Mid Cap Growth Index Portfolio	($357,895.00)	($390,166.00)	($403,844.00)
Voya RussellTM Mid Cap Index Portfolio	($537,712.00)	($114,223.00)	($17,462.00)
Voya RussellTM Small Cap Index Portfolio	($300,606.00)	($95,629.00)	($131,593.00)
Voya U.S. Bond Index Portfolio	($1,293,812.00)	($187,526.00)	($188,972.00)
SUB-ADVISER
The Adviser has engaged the services of one or more Sub-Advisers to provide sub-advisory services to each Portfolio and, pursuant to a Sub-Advisory Agreement, has delegated certain management responsibilities to a Sub-Adviser. The Adviser monitors and evaluates the performance of any Sub-Adviser.
A Sub-Adviser provides, subject to the supervision of the Board and the Adviser, a continuous investment program for each Portfolio and determines the composition of the assets of each Portfolio, including determination of the purchase, retention, or sale of the securities, cash and other investments for the Portfolio, in accordance with the Portfolio’s investment objectives, policies and restrictions and applicable laws and regulations.
Limitation of Liability

A Sub-Adviser is not subject to liability to a Portfolio for any act or omission in the course of, or in connection with, rendering services under the Sub-Advisory Agreement, except by reason of willful misfeasance, bad faith, negligence, or reckless disregard of its obligations and duties under the Sub-Advisory Agreement.
Continuation and Termination of the Sub-Advisory Agreement
After an initial term of two years, the Sub-Advisory Agreement continues in effect from year-to-year so long as such continuance is specifically approved at least annually by: (i) the Board; or (ii) the vote of a majority of the Portfolio’s outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act); provided, that the continuance is also approved by a majority of the Independent Directors who are not parties to the agreement by a vote cast in person at a meeting called for the purpose of voting on such approval.
The Sub-Advisory Agreement may be terminated as to a particular Portfolio without penalty upon sixty (60) days’ written notice by: (i) the Board; (ii) the majority vote of the outstanding voting securities of the relevant Portfolio; (iii) the Adviser; or (iv) the Sub-Adviser upon 60-90 days’ written notice, depending on the terms of the Sub-Advisory Agreement. The Sub-Advisory Agreement terminates automatically in the event of its assignment or in the event of the termination of the Investment Management Agreement.
Sub-Advisory Fees
The Sub-Adviser receives compensation from the Adviser at the annual rate of a specified percentage of each Portfolio’s average daily net assets, as indicated below. The fee is accrued daily and paid monthly. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the Sub-Advisory Agreement. This table should be read in conjunction with the section below entitled “Sub-Advisory Fee Waivers.”
Portfolio	Sub-Adviser	Annual Sub-Advisory Fee
Voya Australia Index Portfolio	Voya Investment Management Co. LLC (“Voya IM”)	0.27% of the Portfolio’s average daily net assets.
Voya Emerging Markets Index Portfolio	Voya IM	0.2475% of the Portfolio’s average daily net assets.
Voya Euro STOXX 50® Index Portfolio	Voya IM	0.27% of the Portfolio’s average daily net assets.
Voya FTSE 100 Index® Portfolio	Voya IM	0.27% of the Portfolio’s average daily net assets.
Voya Hang Seng Index Portfolio	Voya IM	0.27% of the Portfolio’s average daily net assets.
Voya International Index Portfolio	Voya IM	0.171% of the Portfolio’s average daily net assets.
Voya Japan TOPIX Index® Portfolio	Voya IM	0.27% of the Portfolio’s average daily net assets.
Voya RussellTM Large Cap Growth Index Portfolio	Voya IM	0.2025% of the Portfolio’s average daily net assets.
Voya RussellTM Large Cap Index Portfolio	Voya IM	0.1125% of the Portfolio’s average daily net assets.
Voya RussellTM Large Cap Value Index Portfolio	Voya IM	0.2025% of the Portfolio’s average daily net assets.
Voya RussellTM Mid Cap Growth Index Portfolio	Voya IM	0.2025% of the Portfolio’s average daily net assets.
Voya RussellTM Mid Cap Index Portfolio	Voya IM	0.1395% of the Portfolio’s average daily net assets.
Voya RussellTM Small Cap Index Portfolio	Voya IM	0.1485% of the Portfolio’s average daily net assets.

Portfolio	Sub-Adviser	Annual Sub-Advisory Fee
Voya U.S. Bond Index Portfolio	Voya IM	0.1440% on the first $500 million of the Portfolio’s average daily net assets;
0.135% on the next $500 million of the Portfolio’s average daily net assets;
0.126% on the next $1 billion of the Portfolio’s average daily net assets;
0.117% on the next $2 billion of the Portfolio’s average daily net assets; and
0.108% of the Portfolio’s average daily net assets in excess of $4 billion.
Sub-Advisory Fee Waivers
The Sub-Adviser is contractually obligated to waive 0.0675% of its sub-advisory fee for Voya Emerging Markets Index Portfolio through May 1, 2019. Termination or modification of this obligation requires approval by the Board.
The Sub-Adviser is contractually obligated to waive 0.1125% of its sub-advisory fee for Voya Australia Index Portfolio, Voya Euro STOXX 50® Index Portfolio, Voya FTSE 100 Index® Portfolio and Voya Japan TOPIX Index® Portfolio through May 1, 2019. Termination or modification of these obligations requires approval by the Board.
Total Sub-Advisory Fees Paid
The following table sets forth the sub-advisory fees paid by the Adviser for the last three fiscal years.
Portfolio	December 31,
	2017	2016	2015
Voya Australia Index Portfolio	$190,069.32	$168,034.56	$259,092.55
Voya Emerging Markets Index Portfolio	$1,165,875.04	$981,394.71	$1,060,103.39
Voya Euro STOXX 50® Index Portfolio	$639,481.05	$714,153.29	$723,752.15
Voya FTSE 100 Index® Portfolio	$445,777.07	$473,395.18	$617,355.55
Voya Hang Seng Index Portfolio	$228,939.27	$233,496.67	$276,489.98
Voya International Index Portfolio	$2,694,027.19	$2,215,687.49	$2,579,554.18
Voya Japan TOPIX Index® Portfolio	$484,185.99	$511,578.70	$596,523.94
Voya RussellTM Large Cap Growth Index Portfolio	$1,328,394.46	$1,134,689.23	$1,109,626.30
Voya RussellTM Large Cap Index Portfolio	$993,621.43	$896,397.57	$918,693.10
Voya RussellTM Large Cap Value Index Portfolio	$884,477.64	$809,683.59	$567,844.83
Voya RussellTM Mid Cap Growth Index Portfolio	$602,435.40	$624,369.18	$813,917.36
Voya RussellTM Mid Cap Index Portfolio	$2,702,678.31	$2,711,851.18	$3,061,537.11
Voya RussellTM Small Cap Index Portfolio	$1,307,428.59	$1,077,884.74	$1,364,043.99
Voya U.S. Bond Index Portfolio	$4,239,026.50	$4,438,391.44	$4,680,503.04
Portfolio Management
Other Accounts Managed
The following table sets forth the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2017:
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Bob Kase, CFA	1	$3,371,857,841	55	$3,793,918,082	50	$12,166,450,115
Matthew Toms, CFA	11	$14,938,593,976	84	$6,941,728,707	70	$15,211,368,662
Steve Wetter	25	$18,497,802,722	2	$1,229,727,365	8	$891,581,869
Kai Yee Wong	23	$17,475,828,165	2	$121,390,101	6	$887,157,633
Potential Material Conflicts of Interest

A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Portfolios. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs, and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager’s accounts.
A potential conflict of interest may arise as a result of the portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.
A portfolio manager may also manage accounts whose objectives and policies differ from those of the Portfolios. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while a Portfolio maintained its position in that security.
A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees – the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.
As part of its compliance program, Voya IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.
Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such as hedge funds, may allow extensive use of short sales which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. Voya IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.
Compensation
Compensation consists of: (i) a fixed base salary; (ii) a bonus, which is based on Voya IM performance, one-, three-, and five-year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks, peer universe performance, and revenue growth and net cash flow growth (changes in the accounts’ net assets not attributable to changes in the value of the accounts’ investments) of the accounts they are responsible for; and (iii) long-term equity awards tied to the performance of our parent company, Voya Financial, Inc. and/or a notional investment in a pre-defined set of Voya IM sub-advised funds.
Portfolio managers are also eligible to receive an annual cash incentive award delivered in some combination of cash and a deferred award in the form of Voya stock. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas.
The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis. These scorecards measure investment performance versus benchmark and peer groups over one-, three-, and five-year periods; and year-to-date net cash flow (changes in the accounts’ net assets not attributable to changes in the value of the accounts’ investments) for all accounts managed by each team. The results for overall Voya IM scorecards are typically calculated on an asset weighted performance basis of the individual team scorecards.
Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall Voya IM performance and 75% attributable to their specific team results (65% investment performance, 5% net cash flow, and 5% revenue growth).
Voya IM's long-term incentive plan is designed to provide ownership-like incentives to reward continued employment and to link long-term compensation to the financial performance of the business. Based on job function, internal comparators and external market data, employees may be granted long-term awards. All senior investment professionals participate in the long-term compensation plan. Participants receive annual awards determined by the management committee based largely on investment performance and contribution to firm performance. Plan awards are based on the current year’s performance as defined by the Voya IM component of the annual incentive plan. Awards typically include a combination of performance shares, which vest ratably over a three-year period, and Voya restricted stock and/or a notional investment in a predefined set of Voya IM sub-advised funds, each subject to a three-year cliff-vesting schedule.
If a portfolio manager’s base salary compensation exceeds a particular threshold, he or she may participate in Voya’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, Voya stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.
For the Portfolios, Voya IM has defined the following indices as the benchmark indices for the investment team:
Portfolio	Portfolio Manager	Benchmark
Voya Australia Index Portfolio	Steve Wetter and Kai Yee Wong	S&P ASX 200 Index

Portfolio	Portfolio Manager	Benchmark
Voya Emerging Markets Index Portfolio	Steve Wetter and Kai Yee Wong	MSCI Emerging Markets IndexSM
Voya Euro STOXX 50® Index Portfolio	Steve Wetter and Kai Yee Wong	EURO STOXX 50® Index
Voya FTSE 100 Index® Portfolio	Steve Wetter and Kai Yee Wong	FTSE 100 Index®
Voya Hang Seng Index Portfolio	Steve Wetter and Kai Yee Wong	Hang Seng Index
Voya International Index Portfolio	Steve Wetter and Kai Yee Wong	MSCI EAFE® Index
Voya Japan TOPIX Index® Portfolio	Steve Wetter and Kai Yee Wong	Tokyo Stock Price Index®
Voya RussellTM Large Cap Growth Index Portfolio	Steve Wetter and Kai Yee Wong	Russell Top 200® Growth Index
Voya RussellTM Large Cap Index Portfolio	Steve Wetter and Kai Yee Wong	Russell Top 200® Index
Voya RussellTM Large Cap Value Index Portfolio	Steve Wetter and Kai Yee Wong	Russell Top 200® Value Index
Voya RussellTM Mid Cap Growth Index Portfolio	Steve Wetter and Kai Yee Wong	Russell Midcap® Growth Index
Voya RussellTM Mid Cap Index Portfolio	Steve Wetter and Kai Yee Wong	Russell Midcap® Index
Voya RussellTM Small Cap Index Portfolio	Steve Wetter and Kai Yee Wong	Russell 2000® Index
Voya U.S. Bond Index Portfolio	Bob Kase, CFA and Matthew Toms, CFA	Bloomberg Barclays U.S. Aggregate Bond Index
Ownership of Securities
The following tables show the dollar range of equity securities of the Portfolios beneficially owned by each portfolio manager as of December 31, 2017, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans:
Voya Australia Index Portfolio
Portfolio Manager	Dollar Range of Fund Shares Owned
Steve Wetter	None
Kai Yee Wong	None
Voya Emerging Markets Index Portfolio
Portfolio Manager	Dollar Range of Fund Shares Owned
Steve Wetter	None
Kai Yee Wong	None
Voya Euro STOXX 50® Index Portfolio
Portfolio Manager	Dollar Range of Fund Shares Owned
Steve Wetter	None
Kai Yee Wong	None
Voya FTSE 100 Index® Portfolio
Portfolio Manager	Dollar Range of Fund Shares Owned
Steve Wetter	None
Kai Yee Wong	None

Voya Hang Seng Index Portfolio
Portfolio Manager	Dollar Range of Fund Shares Owned
Steve Wetter	None
Kai Yee Wong	None
Voya International Index Portfolio
Portfolio Manager	Dollar Range of Fund Shares Owned
Steve Wetter	None
Kai Yee Wong	None
Voya Japan TOPIX Index® Portfolio
Portfolio Manager	Dollar Range of Fund Shares Owned
Steve Wetter	None
Kai Yee Wong	None
Voya RussellTM Large Cap Growth Index Portfolio
Portfolio Manager	Dollar Range of Fund Shares Owned
Steve Wetter	None
Kai Yee Wong	None
Voya RussellTM Large Cap Index Portfolio
Portfolio Manager	Dollar Range of Fund Shares Owned
Steve Wetter	None
Kai Yee Wong	None
Voya RussellTM Large Cap Value Index Portfolio
Portfolio Manager	Dollar Range of Fund Shares Owned
Steve Wetter	None
Kai Yee Wong	None
Voya RussellTM Mid Cap Growth Index Portfolio
Portfolio Manager	Dollar Range of Fund Shares Owned
Steve Wetter	None
Kai Yee Wong	None
Voya RussellTM Mid Cap Index Portfolio
Portfolio Manager	Dollar Range of Fund Shares Owned
Steve Wetter	None
Kai Yee Wong	None
Voya RussellTM Small Cap Index Portfolio
Portfolio Manager	Dollar Range of Fund Shares Owned
Steve Wetter	None
Kai Yee Wong	None
Voya U.S. Bond Index Portfolio
Portfolio Manager	Dollar Range of Fund Shares Owned
Bob Kase, CFA	None
Matthew Toms, CFA	None

PRINCIPAL UNDERWRITER
Pursuant to the Distribution Agreement (“Distribution Agreement”), Voya Investments Distributor, LLC (the “Distributor”), an indirect, wholly-owned subsidiary of Voya Financial, Inc., serves as principal underwriter and distributor for each Portfolio. The Distributor’s principal offices are located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034. Shares of each Portfolio are offered on a continuous basis. As principal underwriter, the Distributor has agreed to use its best efforts to distribute the shares of each Portfolio, although it is not obligated to sell any particular amount of shares.
The Distributor is responsible for all of its expenses in providing services pursuant to the Distribution Agreement, including the costs of printing and distributing prospectuses and SAIs for prospective shareholders and such other sales literature, reports, forms, advertising, and any other marketing efforts by the Distributor in connection with the distribution or sale of the shares. The Distributor does not receive compensation for providing services under the Distribution Agreement, but may be compensated or reimbursed for all or a portion of such expenses to the extent permitted under a Rule 12b-1 Plan.
The Distribution Agreement may be continued from year to year if approved annually by the Directors or by a vote of a majority of the outstanding voting securities of each Portfolio and by a vote of a majority of the Directors who are not “interested persons” of the Distributor, or the Company or parties to the Distribution Agreement, appearing in person at a meeting called for the purpose of approving such Agreement.
The Distribution Agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days’ written notice by the Directors or the Distributor or by vote of a majority of the outstanding voting securities of the Portfolio without the payment of any penalty.
DISTRIBUTION AND SERVICING PLANS
Each Portfolio has adopted one or more Distribution and/or Distribution and Service Plans pursuant to Rule 12b-1. In addition, certain share classes may have adopted Shareholder Service Plans pursuant to Rule 12b-1 (each, a “Rule 12b-1 Plan” and together, the “Rule 12b-1 Plans” or the “Plans”). Certain share classes may pay a combined Distribution and Shareholder Service Fee.
Under the Plan, the Distributor may be entitled to a payment each month in connection with the offering, sale, and shareholder servicing of shares as a percentage of the average daily net assets attributable to each class of shares. Each Portfolio intends to operate the Rule 12b-1 Plan in accordance with its terms and FINRA rules concerning sales charges. The table below reflects the Plan for each Portfolio. Certain share classes do not pay distribution or shareholder service fees and are not included in the table. Not all classes may be offered for each Portfolio. The cover of this SAI indicates the classes that are currently offered. The following table should be read in conjunction with the section entitled “Distribution Fee Waivers” below.
Portfolio	Type of Plan	Type of Fee
		Distribution Fee	Shareholder Service Fee	Combined Distribution and Shareholder Service Fee
All Portfolios
Class ADV	Distribution and Service Plan	0.25%	0.25%	N/A
Class S	Distribution and Service Plan	N/A	N/A	0.25%
Class S2	Distribution and Service Plan	0.15%	0.25%	N/A
Distribution Fee Waivers
The Distributor is contractually obligated to waive 0.01% of the distribution fee for Class ADV shares of Voya International Index Portfolio through May 1, 2019. Termination or modification of this obligation requires approval by the Board.
Services Provided for the Distribution Fee
The Distribution Fee for a specific class may be used to cover the expenses of the Distributor primarily intended to result in the sale of that class of shares, including payments to securities dealers for selling shares of the Portfolio (which may include the principal underwriter itself) and other financial institutions and organizations to obtain various distribution related and/or administrative services for that Portfolio. These Service Organizations may include (i) insurance companies that issue variable annuities and variable life insurance policies (“Variable Contracts”) for which each Portfolio serves, either directly or indirectly through fund-of-funds or master-feeder arrangements, as an investment option, (ii) the distributors of the Variable Contracts or (iii) a designee of any such persons to obtain various distribution related and/or administrative services for the Portfolio and its direct or indirect shareholders.
Distribution fees may be paid to cover expenses incurred in promoting the sale of that class of shares including, among other things (i) promotional activities; (ii) preparation and distribution of advertising materials and sales literature; (iii) personnel costs and overhead of the Distributor; (iv) the costs of printing and distributing to prospective investors the prospectuses and statements of additional information

(and supplements thereto) and reports for other than existing shareholders; (v) payments to dealers and others that provide shareholder services (including the processing of new shareholder applications and serving as a primary source of information to customers in providing information and answering questions concerning each Portfolio and their transactions in each Portfolio); and (vi) costs of administering the Rule 12b-1 Plans. In addition, distribution fees may be used to compensate sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts and to provide other services to shareholders, plan participants, plan sponsors and plan administrators.
Services Provided for the Shareholder Service Fee
The shareholder service fees may be used to pay securities dealers (including the Distributor) and other financial institutions, plan administrators and organizations for services including, but not limited to: (i) acting as the shareholder of record; (ii) processing purchase and redemption orders; (iii) maintaining participant account records; (iv) answering participant questions regarding each Portfolio; (v) facilitation of the tabulation of shareholder votes in the event of a meeting of Portfolio shareholders; (vi) the conveyance of information relating to shares purchased and redeemed and share balances to each Portfolio and to service providers; (vii) provision of support services including providing information about each Portfolio; and (viii) provision of other services as may be agreed upon from time to time. In addition, shareholder service fees may be used for the provision and administration of Variable Contract features for the benefit of Variable Contract owners participating in the Company, including fund transfers, dollar cost averaging, asset allocation, Portfolio rebalancing, earnings sweep, and pre-authorized deposits and withdrawals; and provision of other services as may be agreed upon from time to time.
Initial Board Approval, Continuation, Termination and Amendments to the Rule 12b-1 Plan
In approving the Rule 12b-1 Plans the Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plans or any agreements relating to the Rule 12b-1 Plans (“Rule 12b-1 Directors”), concluded that there is a reasonable likelihood that the Rule 12b-1 Plans would benefit each Portfolio and each respective class of shareholders.
The Rule 12b-1 Plans continue from year to year, provided such continuance is approved annually by vote of a majority of the Board, including a majority of the Rule 12b-1 Directors. The Rule 12b-1 Plan for a particular class may be terminated at any time, without penalty, by vote of a majority of the Rule 12b-1 Directors or by a majority of the outstanding shares of the applicable class of the Portfolio.
Each Rule 12b-1 Plan may not be amended to increase materially the amount spent for distribution expenses as to a Portfolio without approval by a majority of the outstanding shares of the applicable class of the Portfolio, and all material amendments to a Rule 12b-1 Plan must be approved by a vote of the majority of the Board, including a majority of the Rule 12b-1 Directors, cast in person at a meeting called for the purpose of voting on any such amendment.
Further Information About the Rule 12b-1 Plan
The Distributor is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Rule 12b-1 Plans and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether a Plan should be continued. The terms and provisions of the Rule 12b-1 Plans relating to required reports, term and approval are consistent with the requirements of Rule 12b-1.
Each Rule 12b-1 Plan is a compensation plan. This means that the Distributor will receive payment without regard to the actual distribution expenses it incurs. In the event a Plan is terminated in accordance with its terms, the obligations of a Portfolio to make payments to the Distributor pursuant to the Rule 12b-1 Plan will cease and the Portfolio will not be required to make any payment for expenses incurred after the date the Rule 12b-1 Plan terminates.
The Rule 12b-1 Plans were adopted because of the anticipated benefits to each Portfolio. These anticipated benefits include increased promotion and distribution of each Portfolio’s shares, and enhancement in each Portfolio’s ability to maintain accounts and improve asset retention and increased stability of assets for each Portfolio.
Total Distribution Expenses
The following table sets forth the total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for each Portfolio for the most recent fiscal year.
Portfolio	Class	Advertising	Printing	Salaries & Commissions	Broker Servicing	Miscellaneous	Total
Voya Australia Index Portfolio	I	$0.00	$0.00	$21,022.65	$8,318.22	$1,815.77	$31,156.64
Voya Emerging Markets Index Portfolio	I	$0.00	$0.00	$7,654.87	$2,768.54	$613.18	$11,036.59
	P2	$304.63	$5,787.97	$8,469.18	$3,426.39	$736.43	$18,724.60
	S	$0.01	$0.22	$1.94	$0.70	$0.14	$3.01
Voya Euro STOXX 50® Index Portfolio	ADV	$209.21	$3,975.00	$26,412.10	$140,453.81	$2,086.68	$173,136.80
	I	$0.00	$0.00	$37.59	$13.40	$3.10	$54.09
Voya FTSE 100 Index® Portfolio	ADV	$40.11	$762.15	$24,584.00	$35,159.78	$2,085.42	$62,631.46
	I	$0.00	$0.00	$45.40	$20.19	$4.35	$69.94

Portfolio	Class	Advertising	Printing	Salaries & Commissions	Broker Servicing	Miscellaneous	Total
Voya Hang Seng Index Portfolio	ADV	$3.82	$72.66	$451.62	$5,010.51	$38.25	$5,576.86
	I	$0.00	$0.00	$0.23	$0.07	$0.02	$0.32
	S	$152.63	$2,899.95	$24,619.50	$81,415.71	$2,051.51	$111,139.30
Voya International Index Portfolio	ADV	$2,659.99	$50,539.87	$11,827.67	$3,509,802.72	$861.74	$3,575,691.99
	I	$0.00	$0.00	$11,772.08	$2,695.34	$601.02	$15,068.44
	P2	$838.61	$15,933.59	$3,142.14	$1,250.20	$268.65	$21,433.19
	S	$431.97	$8,207.40	$6,540.54	$198,220.73	$338.17	$213,738.81
	S2	$10.01	$190.25	$202.40	$5,360.08	$10.40	$5,773.14
Voya Japan TOPIX Index® Portfolio	ADV	$68.82	$1,307.60	$24,917.84	$65,261.18	$2,088.05	$93,643.49
	I	$0.00	$0.00	$21.00	$8.53	$1.73	$31.26
Voya RussellTM Large Cap Growth Index Portfolio	ADV	$0.01	$0.25	$0.08	$0.00	$0.00	$0.34
	I	$0.00	$0.00	$16,416.44	$4,188.09	$922.22	$21,526.75
	S	$1,712.57	$32,538.74	$21,435.37	$833,585.79	$1,167.55	$890,440.02
Voya RussellTM Large Cap Index Portfolio	ADV	$313.90	$5,964.15	$5,484.72	$193,113.52	$216.32	$205,092.61
	I	$0.00	$0.00	$18,114.74	$3,395.21	$741.02	$22,250.97
	S	$3,508.63	$66,664.06	$27,314.30	$1,494,676.84	$1,125.55	$1,593,289.38
	S2	$10.05	$190.98	$160.53	$4,984.93	$6.91	$5,353.40
Voya RussellTM Large Cap Value Index Portfolio	ADV	$0.01	$0.24	$0.09	$0.01	$0.00	$0.35
	I	$0.00	$0.00	$8,444.99	$2,216.15	$494.62	$11,155.76
	S	$1,557.15	$29,585.80	$23,150.74	$843,524.57	$1,595.17	$899,413.43
Voya RussellTM Mid Cap Growth Index Portfolio	I	$0.00	$0.00	$7,387.94	$2,292.08	$498.96	$10,178.98
	S	$1,236.55	$23,494.54	$21,352.67	$715,308.90	$1,582.85	$762,975.51
	S2	$6.28	$119.24	$102.79	$6,343.03	$7.95	$6,579.29
Voya RussellTM Mid Cap Index Portfolio	ADV	$944.00	$17,936.09	$10,292.32	$849,209.99	$433.47	$878,815.87
	I	$0.00	$0.00	$18,858.82	$3,344.38	$740.47	$22,943.67
	P2	$321.25	$6,103.66	$1,762.91	$695.50	$149.36	$9,032.68
	S	$1,712.39	$32,535.34	$15,045.69	$854,361.94	$709.48	$904,364.84
	S2	$115.86	$2,201.39	$1,483.71	$65,925.35	$56.97	$69,783.28
Voya RussellTM Small Cap Index Portfolio	ADV	$686.71	$13,047.49	$9,870.57	$519,348.09	$456.77	$543,409.63
	I	$0.00	$0.00	$15,166.67	$2,758.88	$611.28	$18,536.83
	P2	$174.47	$3,314.92	$1,559.50	$615.16	$132.13	$5,796.18
	S	$1,441.81	$27,394.39	$16,364.54	$646,448.93	$836.69	$692,486.36
	S2	$73.17	$1,390.14	$1,168.70	$35,621.89	$52.93	$38,306.83
Voya U.S. Bond Index Portfolio	ADV	$211.49	$4,018.38	$3,518.71	$160,831.26	$190.78	$168,770.62
	I	$0.00	$0.00	$11,364.58	$2,501.50	$552.79	$14,418.87
	P2	$1,031.38	$19,596.20	$6,011.87	$2,408.14	$517.47	$29,565.06
	S	$1,010.19	$19,193.55	$13,292.03	$529,547.32	$803.06	$563,846.15
	S2	$15.31	$290.92	$245.47	$10,697.69	$13.84	$11,263.23
Total Distribution and Shareholder Services Fees Paid:
The following table sets forth the total Distribution and Shareholder Services fees paid by each Portfolio to the Distributor under the Plans for the last three fiscal years.

Portfolio	December 31,
	2017	2016	2015
Voya Australia Index Portfolio	$0.00	$0.00	$0.00
Voya Emerging Markets Index Portfolio	$8.00	$26.00	$25.00
Voya Euro STOXX 50® Index Portfolio	$130,887.00	$130,938.00	$172,733.00
Voya FTSE 100 Index® Portfolio	$25,686.00	$27,998.00	$34,244.00
Voya Hang Seng Index Portfolio	$76,873.00	$73,374.00	$98,948.00
Voya International Index Portfolio	$3,778,000.00	$3,872,470.00	$4,704,053.00
Voya Japan TOPIX Index® Portfolio	$55,775.00	$73,254.00	$100,277.00
Voya RussellTM Large Cap Growth Index Portfolio	$827,199.00	$698,478.00	$661,047.00
Voya RussellTM Large Cap Index Portfolio	$1,685,445.00	$1,580,515.00	$1,668,543.00
Voya RussellTM Large Cap Value Index Portfolio	$835,911.00	$767,750.00	$535,765.00
Voya RussellTM Mid Cap Growth Index Portfolio	$714,173.00	$703,981.00	$814,946.00
Voya RussellTM Mid Cap Index Portfolio	$1,762,716.00	$1,636,562.00	$1,723,988.00
Voya RussellTM Small Cap Index Portfolio	$1,194,492.00	$1,061,742.00	$1,178,548.00
Voya U.S. Bond Index Portfolio	$696,490.00	$831,105.00	$743,585.00
OTHER SERVICE PROVIDERS
Custodian
The Bank of New York Mellon, 225 West Liberty Street, New York, NY 10286, serves as custodian for each Portfolio.
The custodian’s responsibilities include safekeeping and controlling each Portfolio’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on each Portfolio’s investments. The custodian does not participate in determining the investment policies of a Portfolio, in deciding which securities are purchased or sold by a Portfolio or in the declaration of dividends and distributions. A Portfolio may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.
For portfolio securities that are purchased and held outside the United States, the Custodian has entered into sub-custodian arrangements with certain foreign banks and clearing agencies which are designed to comply with Rule 17f-5 under the 1940 Act.
Independent Registered Public Accounting Firm
KPMG LLP serves as an independent registered public accounting firm for each Portfolio. KPMG LLP provides audit services and tax return preparation services. KPMG LLP is located at Two Financial Center, 60 South Street, Boston, Massachusetts 02111.
Legal Counsel
Legal matters for the Company are passed upon by Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.
Transfer Agent and Dividend Paying Agent
BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”) serves as the transfer agent and dividend-paying agent for each Portfolio. Its principal office is located at 301 Bellevue Parkway, Wilmington, Delaware 19809. As transfer agent and dividend-paying agent, BNY Mellon Investment Servicing (U.S.) Inc. is responsible for maintaining account records, detailing the ownership of Portfolio shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.
Securities Lending Agent
The Bank of New York Mellon serves as the securities lending agent. As the securities lending agent, The Bank of New York Mellon administers the securities lending program.
The following table provides the dollar amounts of income and fees/compensation related to the securities lending activities of each Portfolio for its most recent fiscal year. There are no fees paid to the securities lending agent for cash collateral management services, administrative fees, indemnification fees, or other fees.
Portfolio	Gross securities lending income	Fees paid to securities lending agent from revenue split	Positive Rebate	Negative Rebate	Net Rebate	Total Aggregate fees/compensation paid to securities lending agent or broker	Net Securities Income
Voya Australia Index Portfolio	$21,613.89	$3,312.13	$6,415.23	$(21,635.21)	$(15,219.98)	$9,727.36	$33,521.74

Portfolio	Gross securities lending income	Fees paid to securities lending agent from revenue split	Positive Rebate	Negative Rebate	Net Rebate	Total Aggregate fees/compensation paid to securities lending agent or broker	Net Securities Income
Voya Emerging Markets Index Portfolio	$92,823.50	$9,308.12	$38,906.96	$(49,555.26)	$(10,648.30)	$48,215.08	$94,163.68
Voya Euro STOXX 50® Index Portfolio	$170,137.55	$33,305.95	$57,058.71	$(256,994.51)	$(199,935.80)	$90,364.66	$336,767.40
Voya FTSE 100 Index® Portfolio	$22,874.89	$12,356.16	$7,637.48	$(122,055.81)	$(114,418.33)	$19,993.64	$124,937.06
Voya Hang Seng Index Portfolio	$2,475.55	$225.10	$1,306.41	$(1,333.34)	$(26.93)	$1,531.51	$2,277.38
Voya International Index Portfolio	$305,017.39	$68,135.79	$102,911.65	$(555,022.71)	$(452,111.06)	$171,047.44	$688,992.66
Voya Japan TOPIX Index® Portfolio	$28,911.83	$6,159.09	$8,664.76	$(48,260.16)	$(39,595.40)	$14,823.85	$62,348.14
Voya RussellTM Large Cap Growth Index Portfolio	$27,821.10	$2,847.62	$10,325.64	$(14,150.94)	$(3,825.30)	$13,173.26	$28,798.78
Voya RussellTM Large Cap Index Portfolio	$21,709.70	$2,896.30	$7,733.97	$(18,211.61)	$(10,477.64)	$10,630.27	$29,291.04
Voya RussellTM Large Cap Value Index Portfolio	$1,888.77	$342.81	$321.96	$(2,247.11)	$(1,925.15)	$664.77	$3,471.11
Voya RussellTM Mid Cap Growth Index Portfolio	$101,112.34	$10,457.72	$43,923.42	$(59,129.80)	$(15,206.38)	$54,381.14	$105,861.00

Portfolio	Gross securities lending income	Fees paid to securities lending agent from revenue split	Positive Rebate	Negative Rebate	Net Rebate	Total Aggregate fees/compensation paid to securities lending agent or broker	Net Securities Income
Voya RussellTM Mid Cap Index Portfolio	$373,158.71	$40,631.40	$150,372.90	$(228,955.81)	$(78,582.91)	$191,004.30	$411,110.22
Voya RussellTM Small Cap Index Portfolio	$580,711.55	$170,592.84	$174,480.95	$(1,490,558.00)	$(1,316,077.05)	$345,073.79	$1,726,195.76
Voya U.S. Bond Index Portfolio	$673,044.58	$46,204.72	$301,312.21	$(141,695.19)	$159,617.02	$347,516.93	$467,222.84
PORTFOLIO TRANSACTIONS
To the extent each Portfolio invests in affiliated Underlying Funds, the discussion relating to investment decisions made by the Adviser or the Sub-Adviser with respect to each Portfolio also includes investment decisions made by an Adviser or a Sub-Adviser with respect to affiliated Underlying Funds. For convenience, only the terms Adviser, Sub-Adviser, and Portfolio are used.
The Adviser or the Sub-Adviser for each Portfolio places orders for the purchase and sale of investment securities for each Portfolio, pursuant to authority granted in the relevant Investment Management Agreement or Sub-Advisory Agreement.
Subject to policies and procedures approved by the Board, the Adviser and/or the Sub-Adviser have discretion to make decisions relating to placing these orders including, where applicable, selecting the brokers or dealers that will execute the purchase and sale of investment securities, negotiating the commission or other compensation paid to the broker or dealer executing the trade, or using an electronic communications network (“ECN”) or alternative trading system (“ATS”).
In situations where a Sub-Adviser resigns or the Adviser otherwise assumes day to day management of a Portfolio pursuant to its Investment Management Agreement with each Portfolio, the Adviser will perform the services described herein as being performed by the Sub-Adviser.
How Securities Transactions are Effected
Purchases and sales of securities on a securities exchange (which include most equity securities) are effected through brokers who charge a commission for their services. In transactions on securities exchanges in the United States, these commissions are negotiated, while on many foreign securities exchanges commissions are fixed. Securities traded in the OTC markets (such as fixed-income securities and some equity securities) are generally traded on a “net” basis with market makers acting as dealers; in these transactions, the dealers act as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Transactions in certain OTC securities also may be effected on an agency basis when, in the Adviser’s or a Sub-Adviser’s opinion, the total price paid (including commission) is equal to or better than the best total price available from a market maker. In underwritten offerings, securities are usually purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. The Adviser or a Sub-Adviser may also place trades using an ECN or ATS.
How the Adviser or Sub-Advisers Select Broker-Dealers
The Adviser or a Sub-Adviser has a duty to seek to obtain best execution of each Portfolio’s orders, taking into consideration a full range of factors designed to produce the most favorable overall terms reasonably available under the circumstances. In selecting brokers and dealers to execute trades, the Adviser or a Sub-Adviser may consider both the characteristics of the trade and the full range and quality of the brokerage services available from eligible broker-dealers. This consideration often involves qualitative as well as quantitative judgments. Factors relevant to the nature of the trade may include, among others, price (including the applicable brokerage commission or dollar spread), the size of the order, the nature and characteristics (including liquidity) of the market for the security, the difficulty of execution, the timing of the order, potential market impact, and the need for confidentiality, speed, and certainty of execution. Factors relevant to the range and quality of brokerage services available from eligible brokers and dealers may include, among others, each firm’s execution, clearance, settlement, and other operational facilities; willingness and ability to commit capital or take risk in positioning a block of securities, where necessary; special expertise in particular securities or markets; ability to provide liquidity, speed and anonymity; the nature and quality of other brokerage and research services provided to the Adviser or a Sub-Adviser (consistent with the “safe harbor” described below and subject to the restrictions of the European Union’s updated Markets in Financial Instruments Directive (“MiFID II”)); and each firm’s general reputation, financial condition and responsiveness to the Adviser or the Sub-Adviser, as demonstrated in the particular transaction or other transactions. Subject to its duty to seek best execution of each Portfolio’s orders, the Adviser or a Sub-Adviser may select broker-dealers that participate in commission recapture programs that have been established for the benefit of each Portfolio. Under these programs, the participating broker-dealers will return to each Portfolio (in the form of a credit to the Portfolio) a portion of the brokerage commissions paid to the broker-dealers by the Portfolio. These credits are used to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolio, and not the Adviser or the Sub-Adviser.
The Safe Harbor for Soft Dollar Practices
In selecting broker-dealers to execute a trade for each Portfolio, the Adviser or a Sub-Adviser may consider the nature and quality of brokerage and research services provided to the Adviser or the Sub-Adviser as a factor in evaluating the most favorable overall terms reasonably available under the circumstances. As permitted by Section 28(e) of the 1934 Act, the Adviser or a Sub-Adviser may cause a Portfolio to pay a broker-dealer a commission for effecting a securities transaction for a Portfolio that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, as long as the services provided to the Adviser or Sub-Adviser by the broker-dealer: (i) are limited to “research” or “brokerage” services; (ii) constitute lawful and appropriate assistance to the Adviser or Sub-Adviser in the performance of its investment decision-making responsibilities; and (iii) the Adviser or the Sub-Adviser makes a good faith determination that the broker’s commission paid by the Portfolio is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Adviser’s or the Sub-Adviser’s overall responsibilities to the Portfolio and its other investment advisory clients. In making such a determination, the Adviser or Sub-Adviser might consider, in addition to the commission rate, the range and quality of a broker’s services, including the value of the research provided, execution capability, financial responsibility and responsiveness. The practice of using a portion of a Portfolio’s commission dollars to pay for brokerage and research services provided to the Adviser or a Sub-Adviser is sometimes referred to as “soft dollars.” Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Adviser or a Sub-Adviser’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor. The provisions of MiFID II may limit the ability of certain Sub-Advisers to pay for research services using soft dollars in various circumstances.
Brokerage and Research Products and Services Under the Safe Harbor – Research products and services may include, but are not limited to, general economic, political, business and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earnings estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics, and governmental representatives. Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto including, but not limited to, related communication and connectivity services and equipment, software related to order routing, market access, algorithmic trading, and other trading activities. On occasion, a broker-dealer may furnish the Adviser or a Sub-Adviser with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities). In this case, the Adviser or a Sub-Adviser is required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Adviser or the Sub-Adviser from its own funds, and not by portfolio commissions paid by a Portfolio.
Benefits to the Adviser or the Sub-Advisers – Research products and services provided to the Adviser or a Sub-Adviser by broker-dealers that effect securities transactions for a Portfolio may be used by the Adviser or the Sub-Adviser in servicing all of its accounts. Accordingly, not all of these services may be used by the Adviser or a Sub-Adviser in connection with each Portfolio. Some of these products and services are also available to the Adviser or a Sub-Adviser for cash, and some do not have an explicit cost or determinable value. The research received does not reduce the management fees payable to the Adviser or the sub-advisory fees payable to a Sub-Adviser for services provided to each Portfolio. The Adviser’s or a Sub-Adviser’s expenses would likely increase if the Adviser or the Sub-Adviser had to generate these research products and services through its own efforts, or if it paid for these products or services itself. It is possible that a Sub-Adviser subject to MiFID II will cause a Portfolio to pay for research services with soft dollars in circumstances where it is prohibited from doing so with respect to other client accounts, although those other client accounts might nonetheless benefit from those research services.
Broker-Dealers that are Affiliated with the Adviser or the Sub-Advisers
Portfolio transactions may be executed by brokers affiliated with Voya Financial, Inc., the Adviser, or a Sub-Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.
Prohibition on Use of Brokerage Commissions for Sales or Promotional Activities

The placement of portfolio brokerage with broker-dealers who have sold shares of a Portfolio is subject to rules adopted by the SEC and FINRA. Under these rules, the Adviser or a Sub-Adviser may not consider a broker’s promotional or sales efforts on behalf of any Portfolio when selecting a broker-dealer for portfolio transactions, and neither a Portfolio nor the Adviser or Sub-Adviser may enter into an agreement under which the Portfolio directs brokerage transactions (or revenue generated from such transactions) to a broker-dealer to pay for distribution of Portfolio shares. Each Portfolio has adopted policies and procedures, approved by the Board, that are designed to attain compliance with these prohibitions.
Principal Trades and Research
Purchases of securities for each Portfolio also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which a Portfolio will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.
More Information about Trading in Fixed-Income Securities
Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased from or sold to dealers serving as market makers for the securities at a net price. Each Portfolio may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.
In purchasing and selling fixed-income securities, it is the policy of each Portfolio to obtain the best results, while taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While the Adviser or a Sub-Adviser generally seeks reasonably competitive spreads or commissions, each Portfolio will not necessarily pay the lowest spread or commission available.
Transition Management
Changes in sub-advisers, investment personnel and reorganizations of a Portfolio may result in the sale of a significant portion or even all of a Portfolio’s portfolio securities. This type of change generally will increase trading costs and the portfolio turnover for the affected Portfolio. Each Portfolio, the Adviser, or a Sub-Adviser may engage a broker-dealer to provide transition management services in connection with a change in the sub-adviser, reorganization, or other changes.
Allocation of Trades
Some securities considered for investment by a Portfolio may also be appropriate for other clients served by that Portfolio’s Adviser or Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these other clients is considered at, or about the same time, transactions in such securities will be placed on an aggregate basis and allocated among the other funds and such other clients in a manner deemed fair and equitable, over time, by the Portfolio’s Adviser or Sub-Adviser and consistent with the Adviser’s or Sub-Adviser’s written policies and procedures. The Adviser and Sub-Adviser may use different methods of trade allocation. The Adviser’s and Sub-Adviser’s relevant policies and procedures and the results of aggregated trades in which a Portfolio participated are subject to periodic review by the Board. To the extent a Portfolio seeks to acquire (or dispose of) the same security at the same time as other funds, such Portfolio may not be able to acquire (or dispose of) as large a position in such security as it desires, or it may have to pay a higher (or receive a lower) price for such security. It is recognized that in some cases, this system could have a detrimental effect on the price or value of the security insofar as the Portfolio is concerned. However, over time, a Portfolio’s ability to participate in aggregate trades is expected to provide better execution for the Portfolio.
Cross-Transactions
The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof, provided they meet the conditions of Rule 17a-7 under the 1940 Act and conditions of the policy.
Brokerage Commissions Paid
Brokerage commissions paid by each Portfolio for the last three fiscal years are as follows. An increase or decrease in commissions is due to a corresponding increase or decrease in the Portfolio’s trading activity.
Portfolio	December 31,
	2017	2016	2015
Voya Australia Index Portfolio	$35,103.77	$109,139.04	$59,388.95
Voya Emerging Markets Index Portfolio	$152,393.08	$297,705.76	$219,220.04
Voya Euro STOXX 50® Index Portfolio	$87,180.62	$236,663.83	$82,946.65
Voya FTSE 100 Index® Portfolio	$51,802.15	$89,388.71	$54,545.34
Voya Hang Seng Index Portfolio	$33,812.39	$39,747.19	$36,774.51

Portfolio	December 31,
Voya International Index Portfolio	$124,635.59	$68,316.97	$132,744.74
Voya Japan TOPIX Index® Portfolio	$94,333.66	$68,399.67	$121,300.76
Voya RussellTM Large Cap Growth Index Portfolio	$18,697.10	$21,065.15	$14,356.50
Voya RussellTM Large Cap Index Portfolio	$45,561.54	$5,890.65	$28,155.29
Voya RussellTM Large Cap Value Index Portfolio	$25,943.11	$18,332.28	$70,850.43
Voya RussellTM Mid Cap Growth Index Portfolio	$21,161.87	$52,667.17	$41,604.22
Voya RussellTM Mid Cap Index Portfolio	$125,825.85	$144,578.20	$121,739.52
Voya RussellTM Small Cap Index Portfolio	$130,028.82	$53,699.48	$212,318.04
Voya U.S. Bond Index Portfolio	$146.25	$4,410.80	$2,905.00
Affiliated Brokerage Commissions
For the last three fiscal years, each Portfolio did not use affiliated brokers to execute portfolio transactions.
Securities of Regular Broker-Dealers
During the most recent fiscal year, each Portfolio acquired securities of its regular broker-dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies as follows:
Portfolio	Security Description	Market Value
Voya Euro STOXX 50® Index Portfolio	Deutsche Bank	$4,594,099.37
	Societe Generale	$5,431,720.30

Voya International Index Portfolio	Credit Suisse	$4,660,421.11
	Deutsche Bank	$4,310,957.81
	Societe Generale	$4,389,476.72

Voya RussellTM Large Cap Index Portfolio	Bank of America	$14,181,289.92
	Bank of New York	$2,648,188.48
	Citigroup	$9,752,695.47
	Goldman Sachs	$4,438,428.72
	Morgan Stanley	$3,352,728.06
	Wells Fargo	$13,304,506.31

Voya RussellTM Large Cap Value Index Portfolio	Bank of America	$14,181,408.00
	Bank of New York	$2,647,919.18
	Citigroup	$9,752,249.01
	Goldman Sachs	$4,438,428.72
	Morgan Stanley	$3,352,570.65
	Wells Fargo	$13,303,960.28

Voya U.S. Bond Index Portfolio	Bank of America	$29,975,103.58
	Bank of Montreal	$1,728,137.35
	Bank of New York	$7,188,682.38
	Barclays	$3,651,008.25
	BB&T	$2,537,001.29
	BNP Paribas	$1,759,646.42
	Citigroup	$18,180,733.00
	Credit Suisse	$3,602,215.94
	Deutsche Bank	$3,676,946.42
	First Tennessee Bank	$251,746.43
	Goldman Sachs	$20,556,331.81
	HSBC	$7,766,644.14
	Jefferies Group	$1,480,513.14
	JP Morgan Chase	$30,609,351.00
	Keycorp	$2,980,391.48
	Mitsubishi Group	$1,534,351.20
	Mizuho Financial Group	$983,758.07
	Morgan Stanley	$23,998,357.33
	Royal Bank of Canada	$3,794,986.16
	Suntrust Bank	$2,748,692.44
	UBS	$1,938,354.29
	US Bancorp	$3,551,590.23
	Wells Fargo	$23,315,614.48

ADDITIONAL INFORMATION ABOUT Voya Variable Portfolios, Inc.
Description of the Capital Stock
Voya Variable Portfolios, Inc. (“VVPI”) may issue shares of capital stock with a par value of $0.001. The shares may be issued in one or more series and each series may consist of one or more classes. VVPI has nineteen series, which are authorized to issue multiple classes of shares. Such classes are designated Class ADV, Class I, Class P2, Class R6, Class S, Class S2, and Class T. All series and classes of VVPI may not be discussed in this SAI.
All shares of each series represent an equal proportionate interest in the assets belonging to that series (subject to the liabilities belonging to the series or a class). Each series may have different assets and liabilities from any other series of VVPI. Furthermore, different share classes of a series may have different liabilities from other classes of that same series. The assets belonging to a series shall be charged with the liabilities of that series and all expenses, costs, charges and reserves attributable to that series, except that liabilities, expenses, costs, charges and reserves allocated solely to a particular class, if any, shall be borne by that class. Any general liabilities, expenses, costs, charges or reserves of VVPI which are not readily identifiable as belonging to any particular series or class shall be allocated and charged to and among any one or more of the series or classes in such manner as the Board of Directors in its sole discretion deems fair and equitable.
Redemption and Transfer of Shares
Shareholders of any series or class have the right to redeem all or part of their shares as described in the Prospectus from time to time. Under certain circumstances VVPI may suspend the right of redemption as allowed by the rules and regulations, or any order, of the SEC. Pursuant to the Articles of Incorporation, the Board of Directors has the power to redeem shares from a shareholder whose shares have an aggregate current net asset value less than an amount established by the Board of Directors as set forth in the Prospectus from time to time. Transfers of shares are permitted at any time during normal business hours of VVPI, unless the Board of Directors determines, in its sole discretion, that allowing the transfer may result in VVPI or any series or class thereof being classified as a personal holding company as defined in the IRC.
Material Obligations and Liabilities of Owning Shares
VVPI is organized as a corporation under Maryland law. Under Maryland law, shareholders are not obligated to VVPI or its creditors with respect to their ownership of stock. All shares of VVPI issued and outstanding are fully paid and nonassessable.
Dividend Rights
Dividends or other distributions may be declared and paid for the series as the Board of Directors may from time to time determine. Distributions will be paid pro rata to all shareholders of a series in proportion to the number of shares held by shareholders on the record date. The Board of Directors may determine that no dividend or distribution shall be payable on shares as to which a shareholder purchase order and/or payment has not been received as of the record date.
Voting Rights and Shareholder Meetings
VVPI may take no action affecting the validity or assessibility of the shares without the unanimous approval of the outstanding shares so affected.
Under Maryland law, shareholders have the right to vote on the election or removal of a Director, on certain amendments to the articles of incorporation, and on the dissolution of VVPI. Under the 1940 Act, shareholders also have the right to vote, under certain circumstances, on the election of a director, to approve certain investment advisory agreements, on any change in a fundamental investment policy, to approve a change in sub-classification of a fund, to approve the distribution plan under Rule 12b-1, and to terminate the independent public accountant.
VVPI is not required to hold shareholder meetings in any year it is not required to elect directors under the 1940 Act. In addition, according to the bylaws of VVPI, a special meeting of shareholders may be called by the president or the Board of Directors, or shall be called by the president, secretary, or any director at the request in writing of the holders of not less than 10% of the outstanding voting shares of VVPI entitled to be cast at such meeting, or as required by Maryland law or the 1940 Act.
On matters submitted to a vote, each holder of a share is entitled to one vote for each full share, and a fractional vote for each fractional share outstanding on the books of VVPI. All shares of all classes and series vote together as a single class, unless a separate vote of a particular series or class is required by Maryland law or the 1940 Act. In the event that such separate vote is required, then shares of all other series or classes shall vote as a single class provided, however, as to any matter which does not affect the interests of a particular series of class, only the shareholders of the one or more affected series or classes shall be entitled to vote.
Liquidation Rights
In the event of liquidation, the shareholders of a series or class are entitled to receive, as a liquidating distribution, the excess of the assets belonging to the liquidating series or class over the liabilities belonging to such series or class of shares.

Inspection of Records
Under Maryland Law, a shareholder of VVPI may inspect, during usual business hours, VVPI’s bylaws, shareholder proceeding minutes, annual statements of affairs and voting trust agreements. In addition, shareholders who have individually, or together, been holders of at least 5% of the outstanding shares of any class for at least 6 months, may inspect and copy VVPI’s books of account, its stock ledger and its statement of affairs under Maryland Law.
Preemptive Rights
There are no preemptive rights associated with the series’ shares.
Conversion Rights
The conversion features and exchange privileges as established by the Board of Directors are described in the Prospectus and in the section of the SAI entitled “Purchase, Exchange, and Redemption of Shares.”
Sinking Fund Provisions
VVPI has no sinking fund provision.
PURCHASE, EXCHANGE, AND REDEMPTION OF SHARES
An investor may purchase, redeem, or exchange shares in each Portfolio utilizing the methods, and subject to the restrictions, described in the Prospectus.
Orders Placed with Intermediaries
If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of Portfolio shares.
Purchases
Shares of each Portfolio are sold at the NAV (without a sales charge) next computed after receipt of a purchase order in proper form by the Portfolio or its delegate.
Subscriptions-in-Kind
Certain investors may purchase shares of a Portfolio with liquid assets with a value which is readily ascertainable by reference to a domestic exchange price and which would be eligible for purchase by a Portfolio consistent with the Portfolio’s investment policies and restrictions. These transactions only will be effected if the Adviser or a Sub-Adviser intends to retain the security in the Portfolio as an investment. Assets so purchased by a Portfolio will be valued in generally the same manner as they would be valued for purposes of pricing the Portfolio’s shares, if these assets were included in the Portfolio’s assets at the time of purchase. Each Portfolio reserves the right to amend or terminate this practice at any time.
Redemptions
Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form, except that each Portfolio may suspend the right of redemption or postpone the date of payment during any period when: (i) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (ii) an emergency exists as determined by the SEC, as a result of which: (a) disposal by a Portfolio of securities owned by it is not reasonably practicable; or (b) it is not reasonably practical for a Portfolio to determine fairly the value of its net assets; or (iii) for such other period as the SEC may permit by rule or by order for the protection of a Portfolio’s shareholders.
The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the portfolio securities at the time of redemption or repurchase.
Payment-in Kind
Each Portfolio intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Portfolio may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, an investor may incur brokerage costs in converting such securities to cash. However, the Company has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which obligates a Portfolio to redeem shares with respect to any one shareholder during any 90-days period solely in cash up to the lesser of $250,000 or 1.00% of the NAV of the Portfolio at the beginning of the period. To the extent possible, each Portfolio will distribute readily marketable securities, in conformity with applicable rules of the SEC. In the event a Portfolio must liquidate portfolio securities to meet redemptions, it reserves the right to reduce the redemption price by an amount equivalent to the pro-rated cost of such liquidation not to exceed one percent of the NAV of such shares.
Exchanges
Shares of any Portfolio may be exchanged for shares of any other Portfolio. Exchanges are treated as a redemption of shares of one Portfolio and a purchase of shares of one or more other Portfolios. Exchanges are effected at the respective NAV per share on the date of the exchange. Each Portfolio reserves the right to modify or discontinue its exchange privilege at any time without notice.

TAX CONSIDERATIONS
The following tax information supplements and should be read in conjunction with the tax information contained in each Portfolio’s Prospectus. The Prospectus generally describes the U.S. federal income tax treatment of each Portfolio and its shareholders. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Code, applicable U.S. Treasury Regulations, judicial authority, and administrative rulings and practice, all as in effect as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in each Portfolio. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisers regarding their particular situation and the possible application of foreign, state and local tax laws.
The following discussion is generally based on the assumption that the shares of each Portfolio will be respected as owned by insurance company separate accounts, Qualified Plans, and other eligible persons or plans permitted to hold shares of a Portfolio pursuant to the applicable Treasury Regulations without impairing the ability of the insurance company separate accounts to satisfy the diversification requirements of Section 817(h) of the Code (“Other Eligible Investors”). If this is not the case and shares of a Portfolio held by separate accounts of insurance companies are not respected as owned for U.S. federal income tax purposes by those separate accounts, the person(s) determined to own the Portfolio shares will not be eligible for tax deferral and, instead, will be taxed currently on Portfolio distributions and on the proceeds of any sale, transfer or redemption of Portfolio shares under applicable U.S. federal income tax rules that may not be discussed herein.
The Company has not requested and will not request an advance ruling from the IRS as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the Prospectus address only some of the U.S. federal income tax considerations generally affecting investments in each Portfolio. In particular, because insurance company separate accounts, Qualified Plans and Other Eligible Investors will be the only shareholders of a Portfolio, only certain U.S. federal tax aspects of an investment in a Portfolio are described herein. Holders of Variable Contracts, Qualified Plan participants, or persons investing through an Other Eligible Investor are urged to consult the insurance company, Qualified Plan, or Other Eligible Investor through which their investment is made, as well as to consult their own tax advisors and financial planners, regarding the U.S. federal tax consequences to them of an investment in a Portfolio, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws on an investment in a Portfolio.
Qualification as a Regulated Investment Company
Each Portfolio has elected or will elect to be treated as a RIC under Subchapter M of the Code and intends each year to qualify and to be eligible to be treated as such. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Portfolio must, among other things: (a) derive at least 90% of its gross income for each taxable year from: (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below); (b) diversify its holdings so that, at the end of each quarter of the Portfolio’s taxable year: (i) at least 50% of the fair market value of its total assets consists of: (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs; and (B) other securities (other than those described in clause (A)) limited in respect of any one issuer to a value that does not exceed 5% of the value of the Portfolio’s total assets and 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of the Portfolio’s total assets is invested, including through corporations in which the Portfolio owns a 20% or more voting stock interest, in the securities of any one issuer (other than those described in clause (i)(A)), the securities (other than securities of other RICs) of two or more issuers the Portfolio controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships; and (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and its net tax-exempt income, for such year.
In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally defined as a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership. Certain of a Portfolio’s investments in MLPs and ETFs, if any, may qualify as interests in qualified publicly traded partnerships.
For purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership and in the case of a Portfolio’s investments in loan participations, the Portfolio shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Portfolio investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect a Portfolio’s ability to meet the diversification test in (b) above. The qualifying income and diversification requirements described above may limit the extent to which a Portfolio can engage in certain derivative transactions, as well as the extent to which it can invest in MLPs and certain commodity-linked ETFs.
If a Portfolio qualifies as a RIC that is accorded special tax treatment, the Portfolio will not be subject to U.S. federal income tax on investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).
Each Portfolio intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income (if any), and its net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards). However, no assurance can be given that a Portfolio will not be subject to U.S. federal income taxation. Any taxable income, including any net capital gain retained by a Portfolio, will be subject to tax at the Portfolio level at regular corporate rates.
In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a RIC generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year) or late-year ordinary loss (generally, the sum of its: (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, and its; (ii) other net ordinary loss attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.
In order to comply with the distribution requirements described above applicable to RICs, a Portfolio generally must make the distributions in the same taxable year that it realizes the income and gain, although in certain circumstances, a Portfolio may make the distributions in the following taxable year in respect of income and gains from the prior taxable year.
If a Portfolio declares a distribution to shareholders of record in October, November, or December of one calendar year and pays the distribution in January of the following calendar year, the Portfolio and its shareholders will be treated as if the Portfolio paid the distribution on December 31 of the earlier year.
If a Portfolio were to fail to meet the income, diversification or distribution tests described above, the Portfolio could in some cases cure such failure including by paying a fund-level tax or interest, making additional distributions, or disposing of certain assets. If the Portfolio were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify and be eligible for treatment as a RIC accorded special tax treatment under the Code for such year: (i) it would be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders; and (ii) each Participating Insurance Company separate account invested in the Portfolio would fail to satisfy the separate diversification requirements described below (See Taxation – Special Tax Considerations for Separate Accounts of Participating Insurance Companies), with the result that the Variable Contracts supported by that account would no longer be eligible for tax deferral. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC.
Excise Tax
Amounts not distributed on a timely basis by RICs in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Portfolio level. This excise tax, however, is generally inapplicable to any RIC whose sole shareholders are separate accounts of insurance companies funding Variable Contracts, Qualified Plans, Other Eligible Investors, or other RICs that are also exempt from the excise tax. If a Portfolio is subject to the excise tax requirements and the Portfolio fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year (or December 31 of that year if the Portfolio is permitted to elect and so elects), plus any such amounts retained from the prior year, the Portfolio would be subject to a nondeductible 4% excise tax on the undistributed amounts.
A Portfolio that does not qualify for exemption from the excise tax generally intends to actually distribute or be deemed to have distributed substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax.
For purposes of the required excise tax distribution, a RIC’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year generally are treated as arising on January 1 of the following calendar year. Also, for these purposes, a Portfolio will be treated as having distributed any amount on which it is subject to corporate income tax in the taxable year ending within the calendar year.
Use of Tax Equalization
Each Portfolio distributes its net investment income and capital gains to shareholders at least annually to the extent required to qualify as a RIC under the Code and generally to avoid U.S. federal income or excise tax. Under current law, a Portfolio is permitted to treat the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ pro-rata share of the Portfolio's accumulated earnings and profits as a dividend on the Portfolio’s tax return. This practice, which involves the use of tax equalization, will reduce the amount of income and gains that a Portfolio is required to distribute as dividends to shareholders in order for the Portfolio to avoid U.S. federal income tax and excise tax, which may include reducing the amount of distributions that otherwise would be required to be paid to non-redeeming shareholders. A Portfolio’s NAV generally will not be reduced by the amount of any undistributed income or gains allocated to redeeming shareholders under this practice and thus the total return on a shareholder’s investment generally will not be reduced as a result of this practice.
Capital Loss Carryforwards
Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Portfolio’s net investment income. Instead, potentially subject to certain limitations, each Portfolio is able to carry forward a net capital loss from any taxable year to offset its capital gains, if any, realized during a subsequent taxable year. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Portfolio retains or distributes such gains.
If a Portfolio incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryover losses will retain their character as short-term or long-term. If a Portfolio incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Portfolio is permitted to carry such losses forward for eight taxable years; in the year to which they are carried over, such losses are treated as short-term capital losses that first offset short-term capital gains, and then offset any long-term capital gains. A Portfolio must use any post-2010 losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryover period.
See each Portfolio’s most recent annual shareholder report for each Portfolio’s available capital loss carryforwards, if any, as of the end of its most recently ended fiscal year.
Taxation of Investments
References to investments by a Portfolio also include investments by an Underlying Fund.
If a Portfolio invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Portfolio. Tax rules are not entirely clear about issues such as: (1) whether a Portfolio should recognize market discount on a debt obligation and, if so; (2) the amount of market discount the Portfolio should recognize; (3) when a Portfolio may cease to accrue interest, original issue discount or market discount; (4) when and to what extent deductions may be taken for bad debts or worthless securities; and (5) how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Portfolio when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its eligibility for treatment as a RIC and does not become subject to U.S. federal income or excise tax.
Foreign exchange gains and losses realized by a Portfolio in connection with certain transactions involving foreign currency-denominated debt securities, certain options, futures contracts, forward contracts and similar instruments relating to foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code. Under future U.S. Treasury Regulations, any such transactions that are not directly related to a Portfolio’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Portfolio to satisfy the 90% qualifying income test described above. If the net foreign exchange loss exceeds a Portfolio’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be available as a carryover and thus cannot be deducted by the Portfolio in future years.
A Portfolio’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts and swap agreements), as well as any of its hedging, short sale, securities loan or similar transactions may be subject to special tax rules, such as the notional principal contract, straddle, constructive sale, wash-sale, mark-to-market (“Section 1256”), or short-sale rules. Rules governing the U.S. federal income tax aspects of certain of these transactions, including certain commodity-linked investments, are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Portfolio intends to account for such transactions in a manner it deems to be appropriate, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Portfolio has made sufficient distributions, and otherwise satisfied the relevant requirements to maintain its qualification as a RIC and avoid fund-level tax. Certain requirements that must be met under the Code in order for a Portfolio to qualify as a RIC may limit the extent to which a Portfolio will be able to engage in certain derivatives or commodity-linked transactions.
If a Portfolio receives a payment in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not be eligible for the dividends-received deduction for corporate shareholders. A dividends-received deduction is a deduction that may be available to corporate shareholders, subject to limitations and other rules, on Portfolio distributions attributable to dividends received by the Portfolio from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Portfolio attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Portfolios are urged to consult their own tax advisors and financial planners. Similar consequences may apply to repurchase and other derivative transactions.
Income, gain and proceeds received by a Portfolio from sources within foreign countries (e.g., dividends or interest paid on foreign securities) may be subject to withholding and other taxes imposed by such countries; such taxes would reduce the Portfolio’s return on those investments. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A Portfolio may invest directly or indirectly in residual interests in REMICs or equity interests in taxable mortgage pools (“TMPs”). Under an IRS notice, and U.S. Treasury Regulations that have yet to be issued but may apply retroactively, a portion of a Portfolio’s income (including income allocated to the Portfolio from a pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC, such as a Portfolio, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly.
In general, excess inclusion income allocated to shareholders: (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions); (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or certain other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income; (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax; and (iv) in the case of an insurance company separate account supporting Variable Contracts, cannot be offset by an adjustment to the reserves and thus is currently taxed notwithstanding the more general tax deferral available to insurance company separate accounts funding Variable Contracts.
Income of a Portfolio that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the Portfolio. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Portfolio if shares in the Portfolio constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).
As noted above, certain of the ETFs and MLPs in which a Portfolio may invest qualify as qualified publicly traded partnerships. In such cases, the net income derived from such investments will constitute qualifying income for purposes of the 90% gross income requirement described earlier for qualification as a RIC. If such a vehicle were to fail to qualify as a qualified publicly traded partnership in a particular year, depending on the alternative treatment, either a portion of its gross income could constitute non-qualifying income for purposes of the 90% gross income requirement, or all of its income could be subject to corporate tax, thereby potentially reducing the portion of any distribution treated as a dividend, and more generally, the value of the Portfolio's investment therein. In addition, as described above, the diversification requirement for RIC qualification will limit a Portfolio’s investments in one or more vehicles that are qualified publicly traded partnerships to 25% of the Portfolio’s total assets as of the end of each quarter of the Portfolio’s taxable year.
“Passive foreign investment companies” (“PFICs”) are generally defined as foreign corporations where at least 75% of their gross income for their taxable year is income from passive sources (such as certain interest, dividends, rents and royalties, or capital gains) or at least 50% of their assets on average produce or are held for the production of such passive income. If a Portfolio acquires any equity interest in a PFIC, the Portfolio could be subject to U.S. federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Portfolio is timely distributed to its shareholders.
Elections may be available that would ameliorate these adverse tax consequences, but such elections would require a Portfolio to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC (in the case of a “QEF election”), or to mark the gains (and to a limited extent losses) in its interests in the PFIC “to the market” as though the Portfolio had sold and repurchased such interests on the last day of the Portfolio’s taxable year, treating such gains and losses as ordinary income and loss (in the case of a “mark-to-market election”). Each Portfolio may attempt to limit and/or manage its holdings in PFICs to minimize tax liability and/or maximize returns from these investments but there can be no assurance that it will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC, a Portfolio may incur the tax and interest charges described above in some instances.
Tax Shelter Reporting Regulations
Under U.S. Treasury Regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, including a Participating Insurance Company holding separate accounts, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC, such as Participating Insurance Companies that own shares in a Portfolio through their separate accounts, are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Special Tax Considerations for Separate Accounts of Insurance Companies
Under the Code, if the investments of a segregated asset account, such as the separate accounts of insurance companies, are “adequately diversified,” and certain other requirements are met, a holder of a Variable Contract supported by the account will receive favorable tax treatment in the form of deferral of tax until a distribution is made under the Variable Contract.
In general, the investments of a segregated asset account are considered to be “adequately diversified” only if: (i) no more than 55% of the value of the total assets of the account is represented by any one investment; (ii) no more than 70% of the value of the total assets of the account is represented by any two investments; (iii) no more than 80% of the value of the total assets of the account is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the account is represented by any four investments.

Section 817(h) provides as a safe harbor that a segregated asset account is also considered to be “adequately diversified” if it meets the RIC diversification tests described earlier and no more than 55% of the value of the total assets of the account is attributable to cash, cash items (including receivables), U.S. government securities, and securities of other RICs.
In general, all securities of the same issuer are treated as a single investment for such purposes, and each U.S. government agency and instrumentality is considered a separate issuer. However, Treasury Regulations provide a “look-through rule” with respect to a segregated asset account’s investments in a RIC or partnership for purposes of the applicable diversification requirements, provided certain conditions are satisfied by the RIC or partnership. In particular: (i) if the beneficial interests in the RIC or partnership are held by one or more segregated asset accounts of one or more insurance companies; and (ii) if public access to such RIC or partnership is available exclusively through the purchase of a Variable Contract, then a segregated asset account’s beneficial interest in the RIC or partnership is not treated as a single investment. Instead, a pro rata portion of each asset of the RIC or partnership is treated as an asset of the segregated asset account. Look-through treatment is also available if the two requirements above are met and notwithstanding the fact that beneficial interests in the RIC or partnership are also held by Qualified Plans and Other Eligible Investors. Additionally, to the extent a Portfolio meeting the above conditions invests in underlying RICs or partnerships that themselves are owned exclusively by insurance company separate accounts, Qualified Plans, or Other Eligible Investors, the assets of those underlying RICs or partnerships generally should be treated as assets of the separate accounts investing in the Portfolio.
As indicated above, the Company intends that each of the Portfolios will qualify as a RIC under the Code. The Company also intends to cause each Portfolio to satisfy the separate diversification requirements imposed by Section 817(h) of the Code and applicable Treasury Regulations at all times to enable the corresponding separate accounts to be “adequately diversified.” In addition, the Company intends that each Portfolio will qualify for the “look-through rule” described above by limiting the investment in each Portfolio’s shares to Participating Insurance Company separate accounts, Qualified Plans and Other Eligible Investors. Accordingly, the Company intends that each applicable insurance company, through its separate accounts, will be able to treat its interests in a Portfolio as ownership of a pro rata portion of each asset of the Portfolio, so that individual holders of the Variable Contracts underlying the separate account will qualify for favorable U.S. federal income tax treatment under the Code. However, no assurance can be made in that regard.
Failure by a Portfolio to satisfy the Section 817(h) requirements by failing to comply with the “55%-70%-80%-90%” diversification test or the safe harbor described above, or by failing to comply with the “look-through rule,” could cause the Variable Contracts to lose their favorable tax status and require a Variable Contract holder to include currently in ordinary income any income accrued under the Variable Contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury Regulations, inadvertent failure to satisfy the Section 817(h) diversification requirements may be corrected; such a correction would require a payment to the IRS. Any such failure could also result in adverse tax consequences for the insurance companies issuing the Variable Contracts.
The IRS has indicated that a degree of investor control over the investment options underlying a Variable Contract may interfere with the tax-deferred treatment of such Variable Contracts. The IRS has issued rulings addressing the circumstances in which a Variable Contract holder’s control of the investments of the separate account may cause the holder, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the holder is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the holder’s gross income.
In determining whether an impermissible level of investor control is present, one factor the IRS considers is whether a Portfolio’s investment strategies are sufficiently broad to prevent a Contract holder from being deemed to be making particular investment decisions through its investment in the separate account. For this purpose, current IRS guidance indicates that typical fund investment strategies, even those with a specific sector or geographical focus, are generally considered sufficiently broad. Most, although not necessarily all, of the Portfolios have objectives and strategies that are not materially narrower than the investment strategies held not to constitute an impermissible level of investor control in recent IRS rulings (such as large company stocks, international stocks, small company stocks, mortgage-backed securities, money market securities, telecommunications stocks and financial services stocks).
The above discussion addresses only one of several factors that the IRS considers in determining whether a Variable Contract holder has an impermissible level of investor control over a separate account. Variable Contract holders should consult with the insurance company that issued their Variable Contract and their own tax advisors, as well as the prospectus relating to their particular Contract, for more information concerning this investor control issue.
In the event that additional rules, regulations or other guidance is issued by the IRS or the Treasury Department concerning this issue, such guidance could affect the treatment of a Portfolio as described above, including retroactively. In addition, there can be no assurance that a Portfolio will be able to continue to operate as currently described, or that the Portfolio will not have to change its investment objective or investment policies in order to prevent, on a prospective basis, any such rules and regulations from causing Variable Contract owners to be considered the owners of the shares of the Portfolio.
Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts
Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Portfolio could be required to report annually their “financial interest” in the Portfolio’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (“FBAR”). Shareholders should consult a tax advisor, and persons investing in the Portfolio through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.
Special Considerations for Contract Holders and Plan Participants

The foregoing discussion does not address the tax consequences to Contract holders or Qualified Plan participants of an investment in a Contract or participation in a Qualified Plan. Contract holders investing in a Portfolio through a Participating Insurance Company separate account, Qualified Plan participants, or persons investing in a Portfolio through Other Eligible Investors are urged to consult with their Participating Insurance Company, Qualified Plan sponsor, or Other Eligible Investor, as applicable, and their own tax advisors, for more information regarding the U.S. federal income tax consequences to them of an investment in a Portfolio.
FINANCIAL STATEMENTS
The audited financial statements, and the independent registered accounting firm’s report thereon, are included in each Portfolio’s annual shareholder report for the fiscal year ended December 31, 2017 and are incorporated herein by reference.
An annual shareholder report containing financial statements audited by the Company’s independent registered public accounting firm and an unaudited semi-annual report will be sent to shareholders each year.

APPENDIX A – DESCRIPTION OF CREDIT RATINGS
A Description of Moody’s Investors Service, Inc.’s (“Moody’s”) Global Rating Scales
Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.
Description of Moody’s Long-Term Obligation Ratings
Aaa — Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A — Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa — Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba — Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B — Obligations rated B are considered speculative and are subject to high credit risk.
Caa — Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C- — Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Hybrid Indicator (hyb)
The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
Description of Short-Term Obligation Ratings
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1 — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2 — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3 — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Description of Moody’s US Municipal Short-Term Obligation Ratings
The Municipal Investment Grade (“MIG”) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels — MIG 1 through MIG 3 — while speculative grade short-term obligations are designated SG.
MIG 1 — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody’s Demand Obligation Ratings
In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (“VMIG”) scale.
VMIG 1 — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
Description of S&P Global Ratings’ (“S&P’s”) Issue Credit Ratings
A S&P’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.
Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:
•	Likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
•	Nature of and provisions of the obligation and the promise we impute;
•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
Long-Term Issue Credit Ratings*
AAA — An obligation rated ‘AAA’ has the highest rating assigned by S&P’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA — An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A — An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB — An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB, B, CCC, CC, C — Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB — An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC — An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC — An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ’CC’ rating is used when a default has not yet occurred, but S&P’s expects default to be a virtual certainty, regardless of the anticipated time to default.
C — An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.
D — An obligation rated ’D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ’D’ rating category is used when payments on an obligation are not made on the date due, unless S&P’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ’D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ’D’ if it is subject to a distressed exchange offer.
NR — This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P’s does not rate a particular obligation as a matter of policy.
* The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the major rating categories.
Short-Term Issue Credit Ratings
A-1 — A short-term obligation rated ‘A-1’ is rated in the highest category by S&P’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2 — A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3 — A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
B — A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.
C — A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D — A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.
Description of S&P’s Municipal Short-Term Note Ratings
A S&P’s U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:
•	Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
S&P’s municipal short-term note rating symbols are as follows:
SP-1 — Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2 — Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3 — Speculative capacity to pay principal and interest.

Description of Fitch Ratings’ (“Fitch’s”) Credit Ratings Scales
Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.
The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.
Fitch’s credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).
In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation). In such cases, the agency will make clear the assumptions underlying the agency’s opinion in the accompanying rating commentary.
Description of Fitch’s Long-Term Corporate Finance Obligations Rating Scales
Fitch long-term obligations rating scales are as follows:
AAA — Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA — Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A — High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB — Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
BB — Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.
B — Highly speculative. ‘B’ ratings indicate that material credit risk is present.
CCC — ‘CCC’ ratings indicate that substantial credit risk is present.
CC —’CC’ ratings indicate very high levels of credit risk.
C — ‘C’ ratings indicate exceptionally high levels of credit risk.
Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.
Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘CCC’.
The subscript ‘emr’ is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.
Description of Fitch’s Short-Term Ratings
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.
Fitch short-term ratings are as follows:
F1 — Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3 — Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B — Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C — High short-term default risk. Default is a real possibility.
RD — Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.
D — Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

APPENDIX B – PROXY VOTING PROCEDURES AND GUIDELINES
B-1

PROXY VOTING PROCEDURES AND GUIDELINES

VOYA FUNDS

VOYA INVESTMENTS, LLC

Date Last Revised:  March 15, 2018

Proxy Voting Procedures and Guidelines for the Voya Funds and Advisor

Introduction

The purpose of these Proxy Voting Procedures and Guidelines (the “Procedures”, the “Guidelines”) is to set forth the Board of Directors/Trustees of the Voya funds’ (the “Board”) instructions to Voya Investments, LLC (referred to as the “Advisor”) for the voting of proxies for each fund the Board serves as Director/Trustee (the “Funds”).

The Board may elect to delegate proxy voting to a sub-advisor of the Funds and also approve the sub-advisor’s proxy policies and procedures for implementation on behalf of such Voya fund (a “Sub-Advisor-Voted Fund”).  A Sub-Advisor-Voted Fund is not covered under these Procedures and Guidelines, except as described in the Reporting and Record Retention section below with respect to vote reporting requirements.  However, they are covered by those sub-advisor’s proxy policies, provided that the Board has approved them.

These Procedures and Guidelines incorporate principles and guidance set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff on the fiduciary duty of the Board to ensure that proxies are voted in a timely manner and that voting decisions are in the Funds’ beneficial owners’ best interest.

The Board, through these instructions, delegates to the Advisor’s Proxy Coordinator the responsibility to vote the Funds’ proxies in accordance with these Procedures and Guidelines on behalf of the Board.  The Board further delegates to the Compliance Committee of the Board certain oversight duties regarding the Advisor’s functions as it pertains to the voting of the Funds’ proxies.

The Board directs the engagement of a Proxy Advisory Firm to be initially appointed and annually reviewed and approved by the Board.  The Proxy Coordinator is responsible for overseeing the Proxy Advisory Firm and shall direct the Proxy Advisory Firm to vote proxies in accordance with the Guidelines.

These Procedures and Guidelines will be reviewed by the Board’s Compliance Committee annually, and will be updated when appropriate.  No change to these Procedures and Guidelines will be made except pursuant to Board direction.  Non-material amendments, however, may be approved for immediate implementation by the Board’s Compliance Committee, subject to ratification by the full board at its next regularly scheduled meeting.

Advisor’s Roles and Responsibilities

Proxy Coordinator

The Voya Proxy Coordinator shall direct the Proxy Advisory Firm to vote proxies on behalf of the Funds and the Advisor in connection with annual and special meetings of shareholders (except those regarding bankruptcy matters and/or related plans of reorganization).

The Proxy Coordinator is responsible for overseeing the Proxy Advisory Firm (as defined in the Proxy Advisory Firm section below) and voting the Funds’ proxies in accordance with the Procedures and Guidelines on behalf of the Funds and the Advisor.  The Proxy Coordinator is authorized to direct the Proxy Advisory Firm to vote a Fund’s proxy in accordance with the Procedures and Guidelines.  Responsibilities assigned to the Proxy Coordinator, or activities that support it, may be performed by such members of the Proxy Group (as defined in the Proxy Group section below) or employees of the Advisor’s affiliates as the Proxy Group deems appropriate.

The Proxy Coordinator is also responsible for identifying and informing Counsel (as defined in the Counsel section below) of potential conflicts between the proxy issuer and the Proxy Advisory Firm, the Advisor, the Funds’ principal underwriters, or an affiliated person of the Funds.  The Proxy Coordinator will identify such potential conflicts of interest based on information the Proxy Advisory Firm periodically provides; client analyses, distributor, broker-dealer, and vendor lists; and information derived from other sources, including public filings.

Proxy Advisory Firm

The Proxy Advisory Firm is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely manner.  To the extent applicable, the Proxy Advisory Firm is required to provide research, analysis, and vote

Revision Date:  March 15, 2018

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recommendations under its Proxy Voting guidelines.  Additionally, the Proxy Advisory Firm is required to produce custom vote recommendations in accordance with the Guidelines and their vote recommendations.

Proxy Group

The members of the Proxy Group, which may include employees of the Advisor’s affiliates, are identified in Exhibit 1, and may be amended from time to time at the Advisor’s discretion except that the Funds’ Chief Investment Risk Officer, the Funds’ Chief Compliance Officer, and the Funds’ Proxy Coordinator shall be members unless the Board determines otherwise.

Investment Professionals

The Funds’ sub-advisors and/or portfolio managers are each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”.  The Board encourages the Funds’ Investment Professionals to submit a recommendation to the Proxy Group regarding any proxy-voting-related proposal pertaining to the portfolio securities over which they have day-to-day portfolio management responsibility.  Additionally, when requested, Investment Professionals are responsible for submitting a recommendation to the Proxy Group regarding proxy voting related proxy contests, proposals related to companies with dual class shares with superior voting rights, or mergers and acquisitions involving to the portfolio securities over which they have day-to-day portfolio management responsibility.

Counsel

A member of the mutual funds legal practice group of the Advisor (“Counsel”) is responsible for determining if a potential conflict of interest involving a proxy issuer is in fact a conflict of interest.  If Counsel deems a proxy issuer to be a conflict of interest, the Counsel must notify the Proxy Coordinator, who will in turn notify the Chair of the Compliance Committee of such conflict of interest.

Proxy Voting Procedures

Proxy Group Oversight

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Funds’ Chief Investment Risk Officer or the Funds’ Chief Compliance Officer) will constitute a quorum for purposes of taking action at any meeting of the Group.

The Proxy Group may meet in person or by telephone.  The Proxy Group also may take action via email in lieu of a meeting, provided that the Proxy Coordinator follows the directions of a majority of a quorum responding via e-mail.

A Proxy Group meeting will be held whenever:

•                  The Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Guidelines.

•                  The Proxy Advisory Firm has made no recommendation on a matter and the Procedures do not provide instruction.

•                  A matter requires case-by-case consideration, including those in which the Proxy Advisory Firm’s recommendation is deemed to be materially conflicted.

•                  The Proxy Coordinator requests the Proxy Group’s input and vote recommendation on a matter.

At its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities and related activities assigned to the Proxy Group, on its behalf, provided that such instructions do not violate any requirements of these Procedures or the Guidelines.

If the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Proxy Advisory Firm’s recommendation, these recommendations do not violate any requirements of these Procedures or the Guidelines, and no conflict of interest exists, the Proxy Coordinator may implement the instructions without calling a Proxy Group meeting.

For each proposal referred to the Proxy Group, it will review:

•                  The relevant Procedures and Guidelines,

•                  The recommendation of the Proxy Advisory Firm, if any,

•                  The recommendation of the Investment Professional(s), if any,

•                  Other resources that any Proxy Group member deems appropriate to aid in a determination of a recommendation.

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Vote Instruction

While the vote of a simple majority of the voting members present will determine any matter submitted to a vote, tie votes will be resolved by securing the vote of members not present at the meeting.  The Proxy Coordinator will ensure compliance with all applicable voting and conflict of interest procedures, and will use best efforts to secure votes from as many absent members as may reasonably be accomplished, providing such members with a substantially similar level of relevant information as that provided at the in-person meeting.

In the event a tie vote cannot be resolved, or in the event that the vote remains a tie, the Proxy Coordinator will refer the vote to the Compliance Committee Chair for vote determination.

In the event a tie vote cannot be timely resolved in connection with a voting deadline, the Proxy Coordinator will vote in accordance with the Proxy Advisory Firm’s recommendation.

A member of the Proxy Group may abstain from voting on any given matter, provided that the member does not participate in the Proxy Group discussion(s) in connection with the vote determination.  If abstention results in the loss of quorum, the process for resolving tie votes will be observed.

If the Proxy Group recommends that a Fund vote contrary to the Guidelines, as might be the case upon review of a recommendation from an Investment Professional, the Proxy Coordinator will follow the procedures in the Out-of-Guidelines section below.

Vote Classification

These Procedures and Guidelines specify how the Funds generally will vote with respect to the proposals indicated.  Unless otherwise noted, the Proxy Group instructs the Proxy Coordinator, on behalf of the Advisor, to vote in accordance with these Procedures and Guidelines.

Within-Guidelines Votes:  Votes in Accordance with the Guidelines

In the event the Proxy Group and, where applicable, an Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Proxy Advisory Firm, through the Proxy Coordinator, to vote in this manner.

Out-of-Guidelines Votes:  Votes Contrary to the Guidelines

A vote would be considered Out-of-Guidelines if the:

•                  Vote is contrary to the Guidelines based on the Compliance Committee or Proxy Group determination that the application of the Guidelines is inapplicable or inappropriate under the circumstances.  Such votes include, but are not limited to votes cast based on the recommendation of an Investment Professional.

•                  Vote is contrary to the Guidelines unless the Guidelines stipulate Case-by-Case consideration or that primary consideration will be given to input from an Investment Professional, notwithstanding that the vote appears contrary to these Procedures and Guidelines and/or the Proxy Advisory Firm’s recommendation.

Routine Matters

Upon instruction from the Proxy Coordinator, the Proxy Advisory Firm will submit a vote as described in these Procedures and Guidelines where there is a clear policy (e.g., “For,” “Against,” “Withhold,” or “Abstain”) on a proposal.

Matters Requiring Case-by-Case Consideration

The Proxy Advisory Firm will refer proxy proposals to the Proxy Coordinator when these Procedures and Guidelines indicate “Case-by-Case.”  Additionally, the Proxy Advisory Firm will refer any proxy proposal under circumstances where the application of these Procedures and Guidelines is unclear, appears to involve unusual or controversial issues, or is silent regarding the proposal.

Upon receipt of a referral from the Proxy Advisory Firm, the Proxy Coordinator may solicit additional research or clarification from the Proxy Advisory Firm, Investment Professional(s), or other sources.

The Proxy Coordinator will review matters requiring Case-by-Case consideration to determine if the Proxy Group had previously provided the Proxy Coordinator with standing vote instructions, or a provision within

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the Guidelines is applicable based on prior voting history.

If a matter requires input and a vote determination from the Proxy Group, the Proxy Coordinator will forward the Proxy Advisory Firm’s analysis and recommendation, the Proxy Coordinator’s recommendation and/or any research obtained from the Investment Professional(s), the Proxy Advisory Firm, or any other source to the Proxy Group.  The Proxy Group may consult with the Proxy Advisory Firm and/or Investment Professional(s) as appropriate.

The Proxy Coordinator will use best efforts to convene a Proxy Group meeting with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with a voting deadline, it is the policy of the Funds and Advisor to vote in accordance with the Proxy Advisory Firm’s recommendation.

Non-Votes:  Votes in which No Action is Taken

The Proxy Coordinator will make reasonable efforts to secure and vote all proxies for the Funds, including markets where shareholders’ rights are limited.  Nevertheless, the Proxy Group may recommend that a Fund refrain from voting under certain circumstances including:

•                  The economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of a Voya fund or proxies being considered on behalf of a Fund that is no longer in existence.

•                  The cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases when share blocking practices may impose trading restrictions on the relevant portfolio security.

In such cases, the Proxy Group may instruct the Proxy Advisory Firm, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.

Further, Counsel may require the Proxy Coordinator to abstain from voting any proposal that is subject to a material conflict of interest provided that abstaining has no effect on the vote outcome.

Matters Requiring Further Consideration

Referrals to the Compliance Committee

If a vote is deemed Out-of-Guidelines and Counsel has determined that a material conflict of interest appears to exist with respect to the party or parties (i.e. Proxy Advisory Firm, the Advisor, underwriters, affiliates, any participating Proxy Group member, or any Investment Professional(s)) participating in the voting process, the Proxy Coordinator will refer the vote to the Compliance Committee Chair.

Further, if an Investment Professional discloses a potential conflict of interest, and Counsel determines that the conflict of interest appears to exist, the proposal will also be referred to the Compliance Committee for review, regardless of whether the vote is Within- or Out-of-Guidelines.

The Compliance Committee will be provided all recommendations (including Investment Professional(s)), analyses, research, and Conflicts Reports and any other written materials used to establish whether a conflict of interest exists, and will instruct the Proxy Coordinator how such referred proposals should be voted.

The Proxy Coordinator will use best efforts to refer matters to the Compliance Committee for its consideration in a timely manner. In the event any such matter cannot be referred to or considered by the Compliance Committee in a timely manner, the Compliance Committee’s standing instruction is to vote Within Guidelines.

The Compliance Committee will receive a report detailing proposals that were voted Out-of-Guidelines, if the Investment Professional’s recommendation was not acted on, or was referred to the Compliance Committee.

Consultation with Compliance Committee

The Proxy Coordinator may consult the Compliance Committee Chair for guidance on behalf of the Committee if application of these Procedures and Guidelines is unclear, or a recommendation is received from an Investment Professional in connection with any unusual or controversial issue.

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Conflicts of Interest

The Advisor shall act in the Funds’ beneficial owners’ best interests and strive to avoid conflicts of interest.

Conflicts of interest can arise, for example, in situations where:

•                  The issuer is a vendor whose products or services are material to the Voya Funds, the Advisor or their affiliates;

•                  The issuer is an entity participating to a material extent in the distribution of the Voya Funds;

•                  The issuer is a significant executing broker dealer;

•                  Any individual that participates in the voting process for the Funds including an Investment Professional, a member of the Proxy Group, an employee of the Advisor, or Director/Trustee of the Board serves as a director or officer of the issuer; or

•                  The issuer is Voya Financial.

Potential Conflicts with a Proxy Issuer

The Proxy Coordinator is responsible for identifying and informing Counsel of potential conflicts with the proxy issuer.  In addition to obtaining potential conflict of interest information described in the Roles and Responsibilities section above, members of the Proxy Group are required to disclose to the Proxy Coordinator any potential conflicts of interests prior to discussing the Proxy Advisory Firms’ recommendation.

The Proxy Group member will advise the Proxy Coordinator in the event he/she believes that a potential or perceived conflict of interest exists that may preclude him/her from making a vote determination in the best interests of the Funds’ beneficial owners.  The Proxy Group member may elect to recuse himself/herself from consideration of the relevant proxy or have Counsel consider the matter, recusing him/herself only in the event Counsel determines that a material conflict of interest exists.  If recusal, whether voluntary or pursuant to Counsel’s findings, does not occur prior to the member’s participation in any Proxy Group discussion of the relevant proxy, any Out-of-Guidelines Vote determination is subject to the Compliance Committee referral process.  Should members of the Proxy Group verbally disclose a potential conflict of interest, they are required to complete a Conflict of Interest Report, which will be reviewed by Counsel.

Investment Professionals are also required to complete a Conflict of Interest Report or confirm that they do not have any potential conflicts of interests when submitting a vote recommendation to the Proxy Coordinator.

The Proxy Coordinator gathers and analyzes the information provided by the Proxy Advisory Firm, the Advisor, the Funds’ principal underwriters, affiliates of the Funds, Proxy Group members, Investment Professionals, and the Directors and Officers of the Funds.  Counsel will document such potential material conflicts of interest on a consolidated basis as appropriate.

The Proxy Coordinator will instruct the Proxy Advisory Firm to vote the proxy as recommended by the Proxy Group if Counsel determines that a material conflict of interest does not appear to exist with respect to a proxy issuer, any participating Proxy Group member, or any participating Investment Professional(s).

Compliance Committee Oversight

The Proxy Coordinator will refer a proposal to the Funds’ Compliance Committee if the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a material conflict of interest appears to exist in order that the conflicted party(ies) have no opportunity to exercise voting discretion over a Fund’s proxy.

The Proxy Coordinator will refer the proposal to the Compliance Committee Chair, forwarding all information relevant to the Compliance Committee’s review, including the following or a summary of its contents:

•                  The applicable Procedures and Guidelines

•                  The Proxy Advisory Firm recommendation

•                  The Investment Professional(s)’s recommendation, if available

•                  Any resources used by the Proxy Group in arriving at its recommendation

•                  Counsel’s findings

•                  Conflicts Report(s) and/or any other written materials establishing whether a conflict of interest exists.

In the event a member of the Funds’ Compliance Committee believes he/she has a conflict of interest that would preclude him/her from making a vote determination in the best interests of the applicable Fund’s

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beneficial owners, the Compliance Committee member will advise the Compliance Committee Chair and recuse himself/herself with respect to the relevant proxy determinations.

Conflicts Reports

Investment Professionals, the Proxy Advisory Firm, and members of the Compliance Committee, the Proxy Group, and the Proxy Coordinator are required to disclose any potential conflicts of interest and/or confirm they do not have a conflict of interest in connection with their participation in the voting process for portfolio securities.  The Conflicts Report should describe any known relationships of either a business or personal nature that Counsel has not previously assessed, which may include communications with respect to the referral item, but excluding routine communications with or submitted to the Proxy Coordinator or Investment Professional(s) on behalf of the subject company or a proponent of a shareholder proposal.

The Conflicts Report should also include written confirmation that the Investment Professional based the recommendation in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists solely on the investment merits of the proposal and without regard to any other consideration.

Completed Conflicts Reports should be provided to the Proxy Coordinator as soon as possible and may be submitted to the Proxy Coordinator verbally, provided the Proxy Coordinator completes the Conflicts Report, and the submitter reviews and approves the Conflict Report in writing.

The Proxy Coordinator will forward all Conflicts Reports to Counsel for review.  Upon review, Counsel will provide the Proxy Coordinator with a brief statement indicating if a material conflict of interest is present.

Counsel will document such potential conflicts of interest on a consolidated basis as appropriate rather than maintain individual Conflicts Reports.

Assessment of the Proxy Advisory Firm

The Proxy Coordinator, on behalf of the Board and the Advisor, will assess if the Proxy Advisory Firm:

•                  Is independent from the Advisor

•                  Has resources that indicate it can competently provide analysis of proxy issues

•                  Can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners

•                  Has adequate compliance policies and procedures to:

•                  Ensure that its proxy voting recommendations are based on current and accurate information

•                  Identify and address conflicts of interest.

The Proxy Coordinator will utilize, and the Proxy Advisory Firm will comply with, such methods for completing the assessment as the Proxy Coordinator may deem reasonably appropriate.  The Proxy Advisory Firm will also promptly notify the Proxy Coordinator in writing of any material change to information previously provided to the Proxy Coordinator in connection with establishing the Proxy Advisory Firm’s independence, competence, or impartiality.

Information provided in connection with the Proxy Advisory Firm’s potential conflict of interest will be forwarded to Counsel for review.  Counsel will review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

Voting Funds of Funds, Investing Funds and Feeder Funds

Funds that are “Funds-of-Funds” will “echo” vote their interests in underlying mutual funds, which may include mutual funds other than the Voya funds indicated on Voya’s website (www.voyainvestments.com).  Meaning that, if the Fund-of-Funds must vote on a proposal with respect to an underlying investment company, the Fund-of-Funds will vote its interest in that underlying fund in the same proportion all other shareholders in the underlying investment company voted their interests.

However, if the underlying fund has no other shareholders, the Fund-of-Funds will vote as follows:

•                  If the Fund-of-Funds and the underlying fund are being solicited to vote on the same proposal (e.g., the election of fund directors/trustees), the Fund-of-Funds will vote the shares it holds in the underlying fund in the same proportion as all votes received from the holders of the Fund-of-Funds’ shares with respect to that proposal.

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•                  If the Fund-of-Funds is being solicited to vote on a proposal for an underlying fund (e.g., a new Sub-Advisor to the underlying fund), and there is no corresponding proposal at the Fund-of-Funds level, the Board will determine the most appropriate method of voting with respect to the underlying fund proposal.

An Investing Fund (e.g., any Voya fund), while not a Fund-of-Funds will have the foregoing Fund-of-Funds procedure applied to any Investing Fund that invests in one or more underlying funds.  Accordingly:

•                  Each Investing Fund will “echo” vote its interests in an underlying fund, if the underlying fund has shareholders other than the Investing Fund.

•                  In the event an underlying fund has no other shareholders, and the Investing Fund and the underlying fund are being solicited to vote on the same proposal, the Investing Fund will vote its interests in the underlying fund in the same proportion as all votes received from the holders of its own shares on that proposal.

•                  In the event an underlying fund has no other shareholders, and there is no corresponding proposal at the Investing Fund level, the Board will determine the most appropriate method of voting with respect to the underlying fund proposal.

A fund that is a “Feeder Fund” in a master-feeder structure passes votes requested by the underlying master fund to its shareholders.  Meaning that, if the master fund solicits the Feeder Fund, the Feeder Fund will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to how it should vote its interest in an underlying master fund.

When a Voya fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s proxy voting policies and procedures.  As such, except as described in the Reporting and Record Retention section below, Feeder Funds will not be subject to these Procedures and Guidelines.

Securities Lending

Many of the Funds participate in securities lending arrangements to generate additional revenue for the Fund.  Accordingly, the Fund will not be able to vote securities that are on loan under these arrangements.  However, under certain circumstances, for voting issues that may have a significant impact on the investment, the Proxy Group or Proxy Coordinator may request to recall securities that are on loan if they determine that the benefit of voting outweighs the costs and lost revenue to the Fund and the administrative burden of retrieving the securities.

Investment Professionals may also deem a vote is “material” in the context of the portfolio(s) they manage.  Therefore, they may request that lending activity on behalf of their portfolio(s) with respect to the relevant security be reviewed by the Proxy Group and considered for recall and/or restriction.  The Proxy Group will give primary consideration to relevant Investment Professional input in its determination of whether a given proxy vote is material and the associated security accordingly restricted from lending.  The determination that a vote is material in the context of a Fund’s portfolio will not mean that such vote is considered material across all Funds voting at that meeting.  In order to recall or restrict shares on a timely basis for material voting purposes, the Proxy Coordinator, on behalf of the Proxy Group, will use best efforts to consider, and when appropriate, to act upon, such requests on a timely basis.  Requests to review lending activity in connection with a potentially material vote may be initiated by any relevant Investment Professional and submitted for the Proxy Group’s consideration at any time.

Reporting and Record Retention

Reporting by the Funds

Annually, as required, each Fund and each Sub-Advisor-Voted Fund will post its proxy voting record, or a link to the prior one-year period ending on June 30th on the Voya Funds’ website.  The proxy voting record for each Fund and each Sub-Advisor-Voted Fund will also be available on Form N-PX in the EDGAR database on the website of the Securities and Exchange Commission (“SEC”).  For any Voya fund that is a feeder in a master/feeder structure, no proxy voting record related to the portfolio securities owned by the master fund will be posted on the Voya funds’ website or included in the Fund’s Form N-PX; however, a cross-reference to the master fund’s proxy voting record as filed in the SEC’s EDGAR database will be

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included in the Fund’s Form N-PX and posted on the Voya funds’ website.  If an underlying master fund solicited any Feeder Fund for a vote during the reporting period, a record of the votes cast by means of the pass-through process described above will be included on the Voya funds’ website and in the Feeder Fund’s Form N-PX.

Reporting to the Compliance Committee

At each regularly scheduled quarterly Compliance Committee meeting, the Compliance Committee will receive a report from the Proxy Coordinator indicating each proxy proposal, or a summary of such proposals, that was:

1.              Voted Out-of-Guidelines, including any proposals voted Out-of-Guidelines as a result of special circumstances raised by an Investment Professional;

2.              Voted Within-Guidelines in cases when the Proxy Group did not agree with an Investment Professional’s recommendation;

3.              Referred to the Compliance Committee for determination.

The report will indicate the name of the company, the substance of the proposal, a summary of the Investment Professional’s recommendation, where applicable, and the reasons for voting, or recommending, an Out-of-Guidelines Vote or, in the case of (2) above, a Within-Guidelines Vote.

Reporting by the Proxy Coordinator on behalf of the Advisor

The Advisor will maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following:

•                  A copy of each proxy statement received regarding a Fund’s portfolio securities.  Such proxy statements the issuers send are available either in the SEC’s EDGAR database or upon request from the Proxy Advisory Firm.

•                  A record of each vote cast on behalf of a Fund.

•                  A copy of any Advisor-created document that was material to making a proxy vote decision, or that memorializes the basis for that decision.

•                  A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Advisor voted proxies on behalf of a Fund.

•                  A record of all recommendations from Investment Professionals to vote contrary to the Guidelines.

•                  All proxy questions/recommendations that have been referred to the Compliance Committee, and all applicable recommendations, analyses, research, Conflict Reports, and vote determinations.

All proxy voting materials and supporting documentation will be retained for a minimum of six years, the first two years in the Advisor’s office.

Records Maintained by the Proxy Advisory Firm

The Proxy Advisory Firm will retain a record of all proxy votes handled by the Proxy Advisory Firm.  Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act.  In addition, the Proxy Advisory Firm is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Advisor upon request.

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PROXY VOTING GUIDELINES

Introduction

Proxies must be voted in the best interest of the Funds’ beneficial owners.  The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give an indication of how Fund securities will be voted on proposals dealing with particular issues.  Nevertheless, the Guidelines are not exhaustive, do not include all potential voting issues, and proposals may be addressed, as necessary, on a CASE-BY-CASE basis rather than according to the Guidelines, factoring in the merits of the rationale and disclosure provided.

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application.  All matters for which such disclosure is not available will be considered CASE-BY-CASE.

The Board encourages Investment Professionals to submit a recommendation to the Proxy Group regarding proxy voting related to the portfolio securities over which they have day-to-day portfolio management responsibility.  Recommendations from the Investment Professionals may be submitted or requested in connection with any proposal and are likely to be requested with respect to proxies for private equity or fixed income securities and/or proposals related to merger transactions/corporate restructurings, proxy contests, or unusual or controversial issues.

These policies may be overridden in any case as provided for in the Procedures.  Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis when unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement, or other legal requirement to which an issuer may be or become subject.  No proposal will be supported whose implementation would contravene such requirements.

General Policies

The Funds’ policy is generally to support the recommendation of the relevant company’s management when the Proxy Advisory Firm’s recommendation also aligns with such recommendation and to vote in accordance with the Proxy Advisory Firm’s recommendation when management has made no recommendation.  However, this policy will not apply to CASE-BY-CASE proposals for which a contrary recommendation from the relevant Investment Professional(s) is being utilized.

Input from Investment Professionals will be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund if they involve merger transactions/corporate restructurings, proxy contests, fixed income or private equity securities, or unusual or controversial issues.

The Fund’s policy is to not support proposals that would impose a negative impact on existing rights of the Funds’ beneficial owners to the extent that any positive impact would not be determined sufficient to outweigh removal or diminution of such rights.  Depending on the relevant market, appropriate opposition may be expressed as an ABSTAIN, AGAINST, or WITHHOLD vote.

International Policies

Companies incorporated outside the U.S. are subject to the foregoing U.S. Guidelines if they are listed on a U.S. exchange and treated as a U.S. domestic issuer by the SEC.  Where applicable, certain U.S. Guidelines may also be applied to companies incorporated outside the U.S., e.g., companies with a significant base of U.S. operations and employees.  However, the following provide for differing regulatory and legal requirements, market practices, and political and economic systems existing in various international markets.

Funds will vote AGAINST international proxy proposals when the Proxy Advisory Firm recommends voting AGAINST such proposal because relevant disclosure by the company, or the time provided for consideration of such disclosure, is inadequate.

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The Funds will consider proposals that are associated with a firm AGAINST vote on a CASE-BY-CASE basis if the Proxy Advisory Firm recommends their support when:

•                  The company or market transitions to better practices (e.g., having committed to new regulations or governance codes);

•                  The market standard is stricter than the Fund’s guidelines; or

•                  It is the more favorable choice when shareholders must choose between alternate proposals.

Proposal Specific Policies

As mentioned above, these policies may be overridden in any case as provided for in the Procedures.  Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis when unusual or controversial circumstances so dictate.

Proxy Contests:

Consider votes in contested elections on a CASE-BY-CASE basis, with primary consideration given to input from the relevant Investment Professional(s).

Uncontested Proxies:

1-             The Board of Directors

Overview

The Funds will lodge disagreement with a company’s policies or practices by withholding support from the relevant proposal rather than from the director nominee(s) to which the Proxy Advisory Firm assigns a correlation.  Support will be withheld from directors deemed responsible for governance shortfalls.  If the director(s) are not standing for election (e.g., the board is classified), support will not be withheld from others in their stead.  When a determination is made to withhold support due to concerns other than those related to an individual director’s independence or actions, responsibility may be attributed to the entire board, a committee, or an individual, taking into consideration whether the desired effect is to send a message or to remove the director from service.  The Funds’ approach is to apply the following vote accountability guideline (“Vote Accountability Guideline”):

•                  Board chair or relevant committee chair

•                  Lead director or committee member(s)

•                  All incumbent board members.

The Funds will vote FOR directors in connection with issues raised by the Proxy Advisory Firm if the director did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Proxy Advisory Firm.

Vote with the Proxy Advisory Firm’s recommendation when more candidates are presented than available seats and no other provisions under these Guidelines apply.

In cases where a director holds more than one board seat and corresponding votes, manifested as one seat as a physical person plus an additional seat as a representative of a legal entity, generally vote with the Proxy Advisory Firm’s recommendation to withhold support from the legal entity and vote on the physical person.

Bundled Director Slates

WITHHOLD support from directors or slates of directors when they are presented in a manner not aligned with market best practice and/or regulation, irrespective of complying with independence requirements, such as:

•                  Bundled slates of directors (e.g., Canada, France, Hong Kong, or Spain);

•                  In markets with term lengths capped by regulation or market practice, directors whose terms exceed the caps or are not disclosed; or

•                  Directors whose names are not disclosed in advance of the meeting or far enough in advance relative to voting deadlines to make an informed voting decision.

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For companies with multiple slates in Italy, follow the Proxy Advisory Firm’s standards for assessing which slate is best suited to represent shareholder interests.

Independence

Director and Board/Committee Independence

The Fund will consider the relevant country or market listing exchange and the Proxy Advisory Firm’s standards with respect to determining director independence and Board/Committee independence levels.  Note:  Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to majority board independence.

The Fund’s will consider non-independent directors standing for election on a CASE-BY-CASE basis when the full board or committee does not meet the market independence requirements.

•                  WITHHOLD support from the fewest non-independent directors including the Founder, Chairman or CEO if their removal would achieve the independence requirements across the remaining board, except that support may be withheld from additional directors whose relative level of independence cannot be differentiated, or the number required to achieve the independence requirements is equal to or greater than the number of non-independent directors standing for election.

•                  WITHHOLD support from slates of directors if the board’s independence cannot be ascertained due to inadequate disclosure or when the board’s independence does not meet the applicable independence requirements of the relevant exchange.

•                  WITHHOLD support from key committee slates if they contain non-independent directors in the election.

•                  WITHHOLD support from non-independent directors if the full board serves or the board has not established such a committee, and relevant country or market listing exchange requires the establishment of such committee.

Self-Nominated/Shareholder-Nominated Director Candidates

Consider self-nominated or shareholder-nominated director candidates on a CASE-BY-CASE basis. WITHHOLD support from the candidate when:

•                  Adequate disclosure has not been provided (e.g., rationale for candidacy and candidate’s qualifications relative to the company);

•                  A candidate will not be supported if the candidate’s agenda is not in line with the long-term best interests of the company; or

•                  Cases of multiple self-nominated candidates may be considered as a proxy contest if similar issues are raised (e.g., potential change in control).

Management Proposals Seeking Non-Board Member Service on Key Committees

Vote AGAINST proposals that permit non-board members to serve on the audit, remuneration (compensation), nominating and/or governance committee, provided that bundled slates may be supported if no slate nominee serves on the relevant committee(s) except where best market practice otherwise dictates.

Consider other concerns regarding committee members on a CASE-BY-CASE basis.

Shareholder Proposals Regarding Board/Key Committee Independence

•                  Vote AGAINST shareholder proposals asking that the independence be greater than that required by the country or market listing exchange, or asking to redefine director independence.

Board Member Roles and Responsibilities

The Funds generally will review issues of the corresponding proposal (e.g., advisory vote on executive compensation or auditor ratification) rather than on the board or relevant committee members.

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Attendance

WITHHOLD support from a director who, during both of the most recent two years, has served on the board during the two-year period but attended less than 75 percent of the board and committee meetings without a valid reason for the absences or if the two-year attendance record cannot be ascertained from available disclosure (e.g., the company did not disclose which director(s) attended less than 75 percent of the board and committee meetings during the director’s period of service without a valid reason for the absences).

The two-year attendance policy shall be applied to attendance of statutory auditors at Japanese companies.

Over-boarding

Vote FOR directors without regard to “over-boarding” issues, unless when in conjunction with attendance issues during the most recent year.  Consider such circumstances on a CASE-BY-CASE basis.

Vote AGAINST shareholder proposals limiting the number of public company boards on which a director may serve.

Combined Chairman / CEO Role

Vote FOR directors without regard to recommendations that the position of chairman should be separate from that of CEO, or should otherwise require to be independent, unless other concerns requiring CASE-BY-CASE consideration are raised (e.g., former CEOs proposed as board chairmen in markets, such as the United Kingdom, for which best practice recommends against such practice).

Vote AGAINST shareholder proposals requiring that the positions of chairman and CEO be held separately, unless significant corporate governance concerns have been cited.  Consider such circumstances on a CASE-BY-CASE basis.

Cumulative/Net Voting Markets (e.g., Russia)

When cumulative or net voting applies, generally follow the Proxy Advisory Firm’s approach to vote FOR nominees, such as when asserted by the issuer to be independent, irrespective of key committee membership, even if independence disclosure or criteria fall short of the Proxy Advisory Firm’s standards.

Board Accountability

Diversity

Consider directors on a CASE-BY-CASE basis according to the Vote Accountability Guideline if there is an absence of diversity on the board and the company fails to disclose a formal written diversity policy.

Consider shareholder proposals on a CASE-BY-CASE basis that request the company to adopt a policy to improve / promote diversity if there is an absence of diversity on the board and the company fails to disclose a formal written diversity policy.

Return On Equity

Vote FOR the top executive at companies in Japan if the only reason the Proxy Advisory Firm’s Withhold recommendation is due to the company underperforming in terms of capital efficiency or company performance; e.g. net losses or low return on equity (ROE).

Compensation Practices (U.S. and Canada)

It is the Funds’ policy that matters of compensation are best determined by an independent board and compensation committee.  Therefore, support may be withheld from compensation committee members whose actions or disclosure do not appear to support compensation practices aligned with the best interests of the company and its shareholders.

Where applicable, votes on compensation committee members in connection with compensation practices should be considered on a CASE-BY-CASE basis:

•                  Say on pay responsiveness.  Compensation committee members opposed by the Proxy Advisory Firm for failure to sufficiently address compensation concerns prompting significant opposition to the most recent say on pay vote or continuing to maintain problematic pay practices will be considered on a CASE-BY-CASE basis, factoring in considerations such as level of shareholder opposition, subsequent actions taken by the compensation committee, and level of responsiveness disclosure.

•                  Say on pay frequency.  WITHHOLD support according to the Vote Accountability Guideline if the Proxy Advisory Firm opposes directors because the company has failed to include a Say on Pay proposal

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and/or a Frequency of Say on Pay proposal when required under SEC or market regulatory provisions; or implemented a say on pay schedule that is less frequent than the frequency most recently preferred by at least a plurality of shareholders.

•                  Commitments.  Vote FOR compensation committee members receiving an adverse recommendation due to problematic pay practices or thresholds (e.g. burn rate) if the company makes a public commitment (e.g., via a Form 8-K filing) to rectify the practice on a going-forward basis.  However, consider on a CASE-BY-CASE basis if the company does not rectify the practice by the following year’s annual general meeting.

For all other markets in which the issuer has not followed market practice by submitting a resolution on executive compensation, consider remuneration committee members on a CASE-BY-CASE basis.

Accounting Practices

Consider audit committee members and the company’s CEO and CFO, if nominated as directors, on a CASE-BY-CASE basis if poor accounting practice concerns are raised, factoring in considerations such as:

•                  If the audit committee failed to remediate known on-going material weaknesses in the company’s internal controls for more than a year.

•                  If the company has not yet had a full year to remediate the concerns since the time they were identified.

•                  If the company has taken adequate steps to remediate the concerns cited, which would typically include removing or replacing the responsible executives, and if the concerns are not re-occurring.

Vote FOR audit committee members, or the company’s CEO or CFO if nominated as directors, who did not serve on the committee or did not have responsibility over the relevant financial function, during the majority of the time period relevant to the concerns cited.

WITHHOLD support on audit committee members according to the Vote Accountability Guideline if the company has failed to disclose auditors’ fees and has not provided an auditor ratification or remuneration proposal for shareholder vote.

Problematic Actions

Consider on a CASE-BY-CASE basis when the Proxy Advisory Firm recommends withholding support due to assessment that a director acted in bad faith or against shareholder interests in connection with a major transaction, such as a merger or acquisition, or due to other material failures or problematic actions, factoring in the merits of the director’s performance, rationale, and disclosure provided.

WITHHOLD support from all members of the nominating / governance committee if the company is controlled by means of dual class stock with superior voting rights and does not have a reasonable sunset provision; i.e., fewer than five years.

Consider on a CASE-BY-CASE basis all directors if no nominating / governance committee directors are under consideration or if the company does not have nominating or governance committees.  Investment Professionals that have day-to-day portfolio management responsibility for such companies will be requested to submit a recommendation to the Proxy Coordinator.

WITHHOLD support from directors when the Proxy Advisory Firm recommends withholding support due to the board unilaterally adopting by-law amendments that have a negative impact on existing shareholder rights or functions as a diminution of shareholder rights.  Consider on a CASE-BY-CASE basis if all directors are under consideration.

Consider directors on a CASE-BY-CASE basis for concerns related to scandals, malfeasance, or negligent internal controls at the company, or that of an affiliate, when:

•                  Culpability can be attributed to the director (e.g., director manages or is responsible for the relevant function); or

•                  The director has been directly implicated, resulting in arrest, criminal charge, or regulatory sanction.

Vote FOR directors when the above factors have not been triggered.

Vote FOR a director if the Proxy Advisory Firm cites concerns regarding actions in connection with a director’s service on an unaffiliated board and the company has provided adequate rationale regarding the appropriateness of the director to serve on the board under consideration.

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Consider on a CASE-BY-CASE basis when the Proxy Advisory Firm recommends withholding support from any director due to share pledging concerns, factoring in the pledged amount, unwind time, and any historical concerns being raised.  Responsibility will be assigned to the pledgor, where the pledged amount and unwind time are deemed significant and, therefore, an unnecessary risk to the company.

Anti-Takeover Measures

WITHHOLD support according to the Vote Accountability Guideline if the company implements excessive anti-takeover measures, including failure to remove restrictive poison pill features or to ensure a pill’s expiration or timely submission to shareholders for vote, unless a company has implemented a policy that should reasonably prevent abusive use of its poison pill.

Board Responsiveness

Vote FOR if the majority-supported shareholder proposal has been reasonably addressed or the Funds’ Guidelines or voting record did not support the relevant proposal or issue.

•                  In the U.S., proposals seeking shareholder ratification of a poison pill may be deemed reasonably addressed if the company has implemented a policy that should reasonably prevent abusive use of the pill.

WITHHOLD support according to the Vote Accountability Guideline if the majority-supported shareholder proposal at issue is supported under these Guidelines and the board has not disclosed a credible rationale for not implementing the proposal.

If the board has not acted upon a director who did not receive shareholder support representing a majority of the votes cast at the previous annual meeting, consider directors on a CASE-BY-CASE basis.

Vote FOR when:

•                  The issue relevant to the majority negative vote has been adequately addressed or cured, which may include disclosure of the board’s rationale; or

•                  The Funds’ Guidelines or voting record do not support the relevant proposal or issue causing the majority negative vote.

WITHHOLD support according to the Vote Accountability Guideline if the above provisions have not been satisfied.

Board—Related Proposals

Classified/Declassified Board Structure

Vote AGAINST proposals to classify the board unless the proposal represents an increased frequency of a director’s election in the staggered cycle (e.g., seeking to move from a three-year cycle to a two-year cycle).

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Board Structure

Vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

For companies in Japan, generally follow the Proxy Advisory Firm’s approach to proposals seeking a board structure that would provide greater independence oversight of management and the board.

Board Size

Vote FOR proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations; however, vote AGAINST if seeking to remove shareholder approval rights.

Director and Officer Indemnification and Liability Protection

Consider on a CASE-BY-CASE basis, proposals on director and officer indemnification and liability protection, using Delaware law as the standard.

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Vote AGAINST proposals to limit or eliminate entirely directors’ and officers’ liability in connection with monetary damages for violating the duty of care.

Vote AGAINST indemnification proposals that would expand coverage beyond legal expenses to acts that are more serious violations of fiduciary obligation, such as negligence.

Director and Officer Indemnification and Liability Protection (International)

Vote in accordance with the Proxy Advisory Firm’s standards (e.g. overly broad provisions).

Discharge of Management/Supervisory Board Members (International)

Vote FOR management proposals seeking the discharge of management and supervisory board members (including when the proposal is bundled), unless concerns are raised about the past actions of the company’s auditors or directors, or legal or regulatory action is being taken against the board by other shareholders.

Vote FOR such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the company or its board.

Establish Board Committee

Vote FOR shareholder proposals that seek creation of a key committee of the board, unless the company claims an exemption of the listing exchange or the committee is not required under the listing exchange.

Vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.

Filling Board Vacancies / Removal of Directors

Vote AGAINST proposals that allow directors to be removed only for cause.

Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Vote AGAINST proposals that allow only continuing directors to elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Stock Ownership Requirements

Vote AGAINST such shareholder proposals.

Term Limits / Retirement Age

Vote FOR management proposals and AGAINST shareholder proposals limiting the tenure of outside directors or imposing a mandatory retirement age for outside directors, unless the proposal seeks to relax existing standards.

2-             Compensation

Frequency of Advisory Votes on Executive Compensation

Vote FOR proposals seeking an annual say on pay, and AGAINST those seeking less frequent.

Proposals to Provide an Advisory Vote on Executive Compensation (Canada)

Vote FOR if it is an ANNUAL vote.

Executive Pay Evaluation

Advisory Votes on Executive Compensation (Say on Pay) and Remuneration Reports or Committee Members in Absence of Such Proposals

Vote FOR management proposals seeking ratification of the company’s executive compensation structure unless the program includes practices or features not supported under these Guidelines, and the proposal receives a negative recommendation from the Proxy Advisory Firm.

Listed below are examples of compensation practices and provisions, and respective consideration treatment under the Guidelines, factoring in whether the company has provided reasonable rationale/disclosure for such factors or the proposal as a whole.

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Consider on a CASE-BY-CASE basis:

•                  Single Trigger Equity Provisions

•                  Short-Term Investment Plans where the board has exercised discretion to exclude extraordinary items.

•                  Retesting in connection with achievement of performance hurdles

•                  Long-Term Incentive Plans where executives already hold significant equity positions.

•                  Long-Term Incentive Plans where the vesting or performance period is too short or stringency of the performance criteria is called into question.

•                  Pay Practices (or combination of practices) that appear to have created a misalignment between CEO pay and performance with regard to shareholder value.

•                  Long-Term Incentive Plans that lack an appropriate equity component (e.g., “cash-based only”).

•                  Excessive levels of discretionary bonuses, recruitment awards, retention awards, non-compete payments, severance/termination payments, perquisites (unreasonable levels in context of total compensation or purpose of the incentive awards or payouts).

Vote AGAINST:

•                  Provisions that permit or give the Board sole discretion for repricing, replacement, buy back, exchange, or any other form of alternative options.  (Note: cancellation of options would not be considered an exchange unless the cancelled options were re-granted or expressly returned to the plan reserve for reissuance.)

•                  Single Trigger Cash Severance Provisions in new or materially amended plans, contracts, or payments that do not require an actual change in control in order to be triggered, or such provisions that are maintained in agreements previously opposed by a Fund.

•                  Plans that allow named executives officers to have material input into setting their pay.

•                  Short-Term Incentive Plans where treatment of payout factors has been inconsistent (e.g., exclusion of losses but not gains).

•                  Company in international markets that plans provide for contract or notice periods or severance/termination payments that exceed market practices, e.g., relative to multiple of annual compensation.

•                  Compensation structures at externally-managed issuers (EMI) or externally-managed REITs (EMR) that lack adequate disclosure, based on the Proxy Advisory Firm’s assessment.

Golden Parachutes

Vote to ABSTAIN on golden parachutes if it is determined that the Funds would not have an economic interest, such as the case in an all-cash transaction, regardless of payout terms, amounts, thresholds, etc.

However, if an economic interest exists, vote AGAINST due to single or modified-single trigger cash severance provisions; otherwise consider on a CASE-BY-CASE basis taking into account if any of the following factors exist:

•                  Total NEO payout as a percentage of the total equity value.

•                  Aggregate of all single-triggered components (cash and equity) as a percentage of the total NEO payout.

•                  Excessive payout.

•                  Recent material amendments or new agreements that incorporate problematic features.

•                  CEO/NEO remains employed by merged/acquired company.

Equity-Based and Other Incentive Plans Including OBRA

Equity Compensation

Consider on a CASE-BY-CASE basis compensation and employee benefit plans, including those in connection with OBRA, or the issuance of shares in connection with such plans.  Vote the plan or issuance based on factors and related vote treatment under the Executive Pay Evaluation section above or based on circumstances specific to such equity plans as follows:

Vote FOR the plan, if:

•                  Board independence is the only concern

•                  Amendment places a cap on annual grants

•                  Amendment adopts or changes administrative features to comply with Section 162(m) of OBRA

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•                  Amendment adds performance-based goals to comply with Section 162(m) of OBRA

•                  Cash or cash-and-stock bonus components are being approved for exemption from taxes under Section 162(m) of OBRA

•                  Give primary consideration to management’s assessment that such plan meets the requirements for exemption of performance-based compensation.

Vote AGAINST if the plan:

•                  Exceeds recommended costs (U.S. or Canada).

•                  Incorporates share allocation disclosure methods that prevent a cost or dilution assessment.

•                  Exceeds recommended burn rates and/or dilution limits, including cases in which dilution cannot be fully assessed (e.g., due to inadequate disclosure).

•                  Allows deep or near-term discounts (or the equivalent, such as dividend equivalents on unexercised options) to executives or directors.

•                  Provides for retirement benefits or equity incentive awards to outside directors if not in line with market practice.

•                  Allows financial assistance to executives, directors, subsidiaries, affiliates, or related parties that is not in line with market practice.

•                  Allows plan administrators to benefit from the plan as potential recipients.

•                  Allows for an overly liberal change in control definition.  (This refers to plans that would reward recipients even if the event does not result in an actual change in control or results in a change in control but does not terminate the employment relationship.)

•                  Allows for post-employment vesting or exercise of options if deemed inappropriate.

•                  Allows plan administrators to make material amendments without shareholder approval.

•                  Allows procedure amendments that do not preserve shareholder approval rights.

Amendment Procedures for Equity Compensation Plans and Employee Stock Purchase Plans (ESPPs) (Toronto Stock Exchange Issuers)

Vote AGAINST if the amendment procedures do not preserve shareholder approval rights.

Stock Option Plans for Independent Internal Statutory Auditors (Japan)

Vote AGAINST.

Matching Share Plans

Vote AGAINST if the matching share plan does not meet recommended standards, considering holding period, discounts, dilution, participation, purchase price, or performance criteria.

Employee Stock Purchase Plans or Capital Issuance in Support Thereof

Voting decisions are generally based on the Proxy Advisory Firm’s approach to evaluating such proposals.

Director Compensation

Non-Executive Director Compensation

Vote FOR cash-based proposals.

Consider on a CASE-BY-CASE basis equity-based proposals and patterns of excessive pay.

Bonus Payments (Japan)

Vote FOR if all payments are for directors or auditors who have served as executives of the company, and AGAINST if any payments are for outsiders.

Bonus Payments — Scandals

Vote AGAINST bonus proposals for a retiring director or continuing director or auditor when culpability can be attributed to the nominee.

Consider on a CASE-BY-CASE basis bundled bonus proposals for retiring directors or continuing directors or auditors when culpability cannot be attributed to all nominees.

Severance Agreements

Vesting of Equity Awards upon Change in Control

Vote FOR management proposals seeking a specific treatment (e.g., double trigger or pro-rata) of equity

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that vests upon change in control, unless evidence exists of abuse in historical compensation practices.

Vote AGAINST shareholder proposals regarding the treatment of equity if:

•                  The change in control cash severance provisions are double-triggered; and

•                  The company has provided a reasonable rationale regarding the treatment of equity.

Executive Severance or Termination Arrangements, including those Related to Executive Recruitment or Retention

Vote FOR such compensation arrangements if:

•                  The primary concerns raised would not result in a negative vote, under these Guidelines, on a management say on pay proposal, the relevant board or committee member(s);

•                  The company has provided adequate rationale and/or disclosure; or

•                  Support is recommended as a condition to a major transaction such as a merger.

Treatment of Cash Severance Provisions

Vote AGAINST new or materially amended plans, contracts, or payments that include single trigger change in control cash severance provisions or do not require an actual change in control in order to be triggered.

Vote FOR shareholder proposals seeking double triggers on change in control cash severance provisions.

Compensation-Related Shareholder Proposals

Executive and Director Compensation

Vote AGAINST shareholder proposals that seek to impose new compensation structures or policies; however, consider on a CASE-BY-CASE basis if evidence exists of abuse in historical compensation practices.

Holding Periods

Vote AGAINST shareholder proposals requiring mandatory periods for officers and directors to hold company stock.

Submit Severance and Termination Payments for Shareholder Ratification

Vote FOR shareholder proposals to submit executive severance agreements for shareholder ratification, if such proposals specify change in control events, supplemental executive retirement plans, or deferred executive compensation plans, or if ratification is required by the listing exchange.

3-             Audit-Related

Auditor Ratification and/or Remuneration

Vote FOR management proposals except in such cases as indicated below.

Consider on a CASE-BY-CASE basis if:

•                  The Proxy Advisory Firm raises questions of disclosure or auditor independence; or

•                  Total fees for non-audit services exceed 50 percent of the total auditor fees (including audit-related fees, and tax compliance and preparation fees if applicable) and the company has not provided adequate rationale regarding the non-audit fees.  (For purposes of this review, fees deemed to be reasonable, non-recurring exceptions to the non-audit fee category (e.g., significant, one-time events such as those related to an IPO) will be excluded).

•                  There is evidence of excessive compensation relative to the size and nature of the company.

Vote AGAINST if the company has failed to disclose auditors’ fees.

Vote FOR shareholder proposals asking the company to present its auditor annually for ratification.

Auditor Independence

Consider on a CASE-BY-CASE basis shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

Audit Firm Rotation

Vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

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Indemnification of Auditors

Vote AGAINST the indemnification of auditors.

Independent Statutory Auditors (Japan)

Vote AGAINST if the candidate is or was affiliated with the company, its main bank, or one of its top shareholders.

Vote AGAINST incumbent directors at companies implicated in scandals or exhibiting poor internal controls.

Vote FOR remuneration as long as the amount is not excessive (e.g., significant increases should be supported by adequate rationale and disclosure), there is no evidence of abuse, the recipient’s overall compensation appears reasonable, and the board and/or responsible committee meet exchange or market standards for independence.

4-             Shareholder Rights and Defenses

Advance Notice for Shareholder Proposals

Vote FOR management proposals related to advance notice period requirements, provided that the period requested is in accordance with applicable law and no material governance concerns have been identified in connection with the company.

Corporate Documents / Article and Bylaw Amendments or Related Director Actions

Vote FOR if the change or policy is editorial in nature or if shareholder rights are protected.

Vote AGAINST if it seeks to impose a negative impact on shareholder rights or diminishes accountability to shareholders, including where the company failed to opt out of a law that effects shareholder rights (e.g. staggered board).

With respect to article amendments for Japanese companies:

•                  Vote FOR management proposals to amend a company’s articles to expand its business lines in line with its current industry.

•                  Vote FOR management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.

•                  If anti-takeover concerns exist, vote AGAINST management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date or to otherwise align them with provisions of a takeover defense.

•                  Follow the Proxy Advisory Firm’s guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board’s discretion, voting AGAINST proposals unless there is little to no likelihood of a creeping takeover or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest.

Majority Voting Standard

Vote FOR proposals seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, provided they contain a plurality carve-out for contested elections, and provided such standard does not conflict with applicable law in the country in which the company is incorporated.

Vote FOR amendments to corporate documents or other actions promoting a majority standard.

Cumulative Voting

Vote FOR shareholder proposals to restore or permit cumulative voting.

Vote AGAINST management proposals to eliminate cumulative voting if the company:

•                  Is controlled;

•                  Maintains a classified board of directors; or

•                  Maintains a dual class voting structure.

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Proposals may be supported irrespective of classified board status if a company plans to declassify its board or adopt a majority voting standard.

Confidential Voting

Vote FOR management proposals to adopt confidential voting.

Vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

•                  In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

•                  If the dissidents agree, the policy remains in place.

•                  If the dissidents do not agree, the confidential voting policy is waived.

Fair Price Provisions

Consider proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Poison Pills

Votes will be cast in a manner that seeks to preserve shareholder value and the right to consider a valid offer, voting AGAINST management proposals in connection with poison pills or anti-takeover activities (e.g., disclosure requirements or issuances, transfers, or repurchases) that can reasonably be construed as an anti-takeover measure, based on the Proxy Advisory Firm’s approach to evaluating such proposals.

DO NOT VOTE AGAINST director remuneration in connection with poison pill considerations.

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless:

•                  Shareholders have approved adoption of the plan;

•                  A policy has already been implemented by the company that should reasonably prevent abusive use of the pill; or

•                  The board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Consider on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

Proxy Access

Vote FOR proposals to allow shareholders to nominate directors and have those nominees listed in the company’s proxy statement and on the company’s proxy card, provided that the criteria meet the Funds’ internal thresholds, provided such standard does not conflict with applicable law in the country in which the company is incorporated.  However, consider on a CASE-BY-CASE basis shareholder and management proposals that appear on the same agenda.

Vote FOR management proposals also supported by the Proxy Advisory Firm.

Quorum Requirements

Consider on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

Exclusive Forum

Vote FOR management proposals to designate Delaware or New York as the exclusive forum for certain legal actions as defined by the company (“Exclusive Forum”) if the company’s state of incorporation is the same as its proposed Exclusive Forum, otherwise consider on a CASE-BY-CASE basis.

Reincorporation Proposals

Consider proposals to change a company’s state of incorporation on a CASE-BY-CASE basis.

Vote FOR management proposals not assessed as:

•                  A potential takeover defense; or

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•                  A significant reduction of minority shareholder rights that outweigh the aggregate positive impact, but if so assessed, weighing management’s rationale for the change.

Vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported.

Vote AGAINST shareholder reincorporation proposals not also supported by the company.

Shareholder Advisory Committees

Consider on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

Right to Call Special Meetings

Consider management proposals to permit shareholders to call special meetings on a CASE-BY-CASE basis.

Vote FOR shareholder proposals that provide shareholders with the ability to call special meetings when either of the following applies:

•                  Company does not currently permit shareholders to do so;

•                  Existing ownership threshold is greater than 25 percent; or

•                  Sole concern relates to a net-long position requirement.

Written Consent

Vote AGAINST shareholder proposals seeking the right to act by written consent if the company:

•                        Permits shareholders to call special meetings;

•                        Does not impose supermajority vote requirements on business combinations/actions (e.g., a merger or acquisition) and on bylaw or charter amendments; and

•                        Has otherwise demonstrated its accountability to shareholders (e.g., the company has reasonably addressed majority-supported shareholder proposals).

Consider management proposals to eliminate the right to act by written consent on a CASE-BY-CASE basis, voting FOR if the above conditions are present.

Vote FOR shareholder proposals seeking the right to act by written consent if the above conditions are not present.

State Takeover Statutes

Consider on a CASE-BY-CASE basis proposals to opt-in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

Supermajority Shareholder Vote Requirement

Vote AGAINST proposals to require a supermajority shareholder vote and FOR proposals to lower supermajority shareholder vote requirements; except,

Consider on a CASE-BY-CASE basis if the company has shareholder(s) with significant ownership levels and the retention of existing supermajority requirements would protect minority shareholder interests.

Time-Phased Voting

Vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

5-             Capital and Restructuring

Consider management proposals to make changes to the capital structure not otherwise addressed under these Guidelines on a CASE-BY-CASE basis, voting with the Proxy Advisory Firm’s recommendation unless a contrary recommendation from the relevant Investment Professional(s) is utilized.

Vote AGAINST proposals authorizing excessive discretion to a board.

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Capital

Common Stock Authorization

Consider proposals to increase the number of shares of common stock authorized for issuance on a CASE-BY-CASE basis.  The Proxy Advisory Firm’s proprietary approach of determining appropriate thresholds will be utilized in evaluating such proposals.  In cases where the requests are above the allowable threshold, a company-specific qualitative review (e.g., considering rationale and prudent historical usage) will be utilized.

Vote FOR proposals within the Proxy Advisory Firm’s allowable thresholds, or those in excess but meeting Proxy Advisory Firm’s qualitative standards, to authorize capital increases, unless the company states that the stock may be used as a takeover defense.

Vote FOR proposals to authorize capital increases exceeding the Proxy Advisory Firm’s thresholds when a company’s shares are in danger of being delisted.

Notwithstanding the above, vote AGAINST:

•                  Proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines (e.g., merger or acquisition proposals).

Dual Class Capital Structures

Vote AGAINST:

•                  Proposals to create or perpetuate dual class capital structures (e.g., exchange offers, conversions, and recapitalizations) unless supported by the Proxy Advisory Firm (e.g., utilize a one share, one vote standard, contains a sunset provision of five years or fewer, to avert bankruptcy or generate non-dilutive financing, or not designed to increase the voting power of an insider or significant shareholder).

•                  Proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures.

Vote FOR proposals to eliminate dual class capital structures.

General Share Issuances / Increases in Authorized Capital (International)

Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company’s rationale.

Voting decisions to determine support for requests for general issuances (with or without preemptive rights), authorized capital increases, convertible bonds issuances, warrants issuances, or related requests to repurchase and reissue shares, will be based on the Proxy Advisory Firm’s assessment.

Preemptive Rights

Consider on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them.  In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Adjustments to Par Value of Common Stock

Vote FOR management proposals to reduce the par value of common stock, unless doing so raises other concerns not otherwise supported under these Guidelines.

Preferred Stock

Utilize the Proxy Advisory Firm’s approach for evaluating issuances or authorizations of preferred stock, taking into account the Proxy Advisory Firm’s support of special circumstances, such as mergers or acquisitions, as well as the following criteria:

Consider on a CASE-BY-CASE basis proposals to increase the number of shares of blank check preferred shares or preferred stock authorized for issuance.  This approach incorporates both qualitative and quantitative measures, including a review of:

•                  Past performance (e.g., board governance, shareholder returns and historical share usage); and

•                  The current request (e.g., rationale, whether shares are blank check and declawed, and dilutive impact as determined through the Proxy Advisory Firm’s model for assessing appropriate thresholds).

Vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of

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preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or not utilize a disparate voting rights structure.

Vote AGAINST where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense.

Vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Preferred Stock (International)

Voting decisions should generally be based on the Proxy Advisory Firm’s approach, including:

•                  Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

•                  Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Proxy Advisory Firm’s guidelines on equity issuance requests.

•                  Vote AGAINST the creation of:

(1) a new class of preference shares that would carry superior voting rights to the common shares, or

(2) blank check preferred stock, unless the board states that the authorization will not be used to thwart a takeover bid.

Shareholder Proposals Regarding Blank Check Preferred Stock

Vote FOR shareholder proposals requesting to have shareholder ratification of blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business.

Share Repurchase Programs

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, but vote AGAINST plans with terms favoring selected parties.

Vote FOR management proposals to cancel repurchased shares.

Vote AGAINST proposals for share repurchase methods lacking adequate risk mitigation or exceeding appropriate volume or duration parameters for the market.

Consider shareholder proposals seeking share repurchase programs on a CASE-BY-CASE basis, giving primary consideration to input from the relevant Investment Professional(s).

Stock Distributions: Splits and Dividends

Vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Proxy Advisory Firm’s allowable thresholds.

Reverse Stock Splits

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

Vote FOR such proposals based on management’s rationale and/or disclosure if the split constitutes a capital increase effectively exceeding the Proxy Advisory Firm’s allowable threshold due to the lack of a proportionate reduction in the number of shares authorized.

Allocation of Income and Dividends (International)

With respect to Japanese and South Korean companies, consider management proposals concerning allocation of income and the distribution of dividends, including adjustments to reserves to make capital available for such purposes, on a CASE-BY-CASE basis, voting with the Proxy Advisory Firm’s recommendations to oppose such proposals when:

•                  The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•                  The payout is excessive given the company’s financial position.

Vote FOR such management proposals by companies in other markets.

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Vote AGAINST proposals where companies are seeking to establish or maintain disparate dividend distributions between stockholders of the same share class (e.g., long-term stockholders receiving a higher dividend ratio (“Loyalty Dividends”)).

In any market, in the event multiple proposals regarding dividends are on the same agenda, consider on a CASE-BY-CASE basis.

Stock (Scrip) Dividend Alternatives (International)

Vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Tracking Stock

Consider the creation of tracking stock on a CASE-BY-CASE basis, giving primary consideration to the input from the relevant Investment Professional(s).

Capitalization of Reserves (International)

Vote FOR proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares, unless concerns not otherwise supported under these Guidelines are raised by the Proxy Advisory Firm.

Debt Instruments and Issuance Requests (International)

Vote AGAINST proposals authorizing excessive discretion to a board to issue or set terms for debt instruments (e.g., commercial paper).

Vote FOR debt issuances for companies when the gearing level (current debt-to-equity ratio) is not excessive as defined by the Proxy Advisory Firm’s thresholds.

Vote AGAINST proposals where the issuance of debt will result in an excessive gearing level as defined by the Proxy Advisory Firm’s thresholds, or for which inadequate disclosure precludes calculation of the gearing level, unless the Proxy Advisory Firm’s approach to evaluating such requests results in support of the proposal.

Acceptance of Deposits (India)

Voting decisions generally are based on the Proxy Advisory Firm’s approach to evaluating such proposals.

Debt Restructurings

Consider on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

Financing Plans (International)

Vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

Investment of Company Reserves (International)

Consider proposals on a CASE-BY-CASE basis.

Restructuring

Mergers and Acquisitions, Special Purpose Acquisition Corporations (SPACs) and Corporate Restructurings

Vote FOR a proposal not typically supported under these Guidelines if a key proposal, such as a merger transaction, is contingent upon its support and a vote FOR is recommended by the Proxy Advisory Firm or relevant Investment Professional(s).

Votes will be reviewed on a CASE-BY-CASE basis with voting decisions based on the Proxy Advisory Firm’s approach to evaluating such proposals if no input is provided by the relevant Investment Professional(s).

Waiver on Tender-Bid Requirement (International)

Consider proposals on a CASE-BY-CASE basis if seeking a waiver for a major shareholder or concert party from the requirement to make a buyout offer to minority shareholders, voting FOR when little concern of a creeping takeover exists and the company has provided a reasonable rationale for the request.

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Related Party Transactions (International)

Vote FOR approval of such transactions unless the agreement requests a strategic move outside the company’s charter, contains unfavorable or high-risk terms (e.g., deposits without security interest or guaranty), or is deemed likely to have a negative impact on director or related party independence.

6-             Environmental and Social Issues

Environmental and Social Proposals

Boards of directors and company management are responsible for guiding the corporation in connection with matters that are most often the subject of shareholder proposals on environmental and social issues.  Such matters may include:

•                  Ensuring that the companies they oversee comply with applicable legal, regulatory and ethical standards;

•                  Effectively managing risk, and

•                  Assessing and addressing matters that may have a financial impact on shareholder value.

The Funds will vote in accordance with the board’s recommendation on such proposals based on the guidelines, except that the Funds will vote AGAINST shareholder proposals seeking to:

•                  Dictate corporate conduct;

•                  Impose excessive costs or restrictions; or

•                  Duplicate policies already substantially in place.

Certain instances will be considered CASE-BY-CASE.  If it appears that both:

•                  The stewardship has fallen short as evidenced by the company’s failure to align its actions and disclosure with market practice and that of its peers; or

•                  The company’s having been subject to significant controversies, litigation, fines, or penalties in connection with the relevant issue; and

•                  The issue is material to the company.

Approval of Donations (International)

Vote FOR proposals if they are for single- or multi-year authorities and prior disclosure of amounts is provided.  Otherwise, vote AGAINST such proposals.

7-             Routine/Miscellaneous

Routine Management Proposals

Consider proposals on a CASE-BY-CASE basis when the Proxy Advisory Firm recommends voting AGAINST.

Authority to Call Shareholder Meetings on Less than 21 Days’ Notice

For companies in the United Kingdom, consider on a CASE-BY-CASE basis, factoring in whether the company has provided clear disclosure of its compliance with any hurdle conditions for the authority imposed by applicable law and has historically limited its use of such authority to time-sensitive matters.

Approval of Financial Statements and Director and Auditor Reports (International)

Vote AGAINST if there are concerns regarding inadequate disclosure, remuneration arrangements (including severance/termination payments exceeding local standards for multiples of annual compensation), or consulting agreements with non-executive directors.

Consider on a CASE-BY-CASE basis if there are other concerns regarding severance/termination payments.

Vote AGAINST if there is concern about the company’s financial accounts and reporting, including related party transactions.

Vote AGAINST board-issued reports receiving a negative recommendation from the Proxy Advisory Firm due to concerns regarding independence of the board or the presence of non-independent directors on the audit committee.

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Vote FOR if the only reason for a negative recommendation by the Proxy Advisory Firm is to express disapproval of broader practices of the company or its board.

Other Business

Vote AGAINST proposals for Other Business.

Adjournment

•                  Vote FOR when presented with a primary proposal such as a merger or corporate restructuring that is also supported.

•                  Consider other circumstances on a CASE-BY-CASE basis.

Changing Corporate Name

Vote FOR management proposals requesting a change in corporate name.

Multiple Proposals

Multiple proposals of a similar nature presented as options to the course of action favored by management may all be voted FOR, provided that:

•                  Support for a single proposal is not operationally required;

•                  No one proposal is deemed superior in the interest of the Fund(s); and

•                  Each proposal would otherwise be supported under these Guidelines.

Vote AGAINST any proposals that would otherwise be opposed under these Guidelines.

Bundled Proposals

Vote FOR if all of the bundled items are supported by these Guidelines.

Consider on a CASE-BY-CASE basis, if one or more items are not supported by these Guidelines and/or the Proxy Advisory Firm deems the negative impact, on balance, to outweigh any positive impact.

Moot Proposals

This instruction is in regard to items for which support has become moot (e.g., a director for whom support has become moot since the time the individual was nominated (e.g., due to death, disqualification, or determination not to accept appointment)); WITHHOLD support if recommended by the Proxy Advisory Firm.

8-             Mutual Fund Proxies

Approving New Classes or Series of Shares

Vote FOR the establishment of new classes or series of shares.

Hire and Terminate Sub-Advisors

Vote FOR management proposals that authorize the board to hire and terminate sub-advisors.

Master-Feeder Structure

Vote FOR the establishment of a master-feeder structure.

Establish Director Ownership Requirement

Vote AGAINST shareholder proposals for the establishment of a director ownership requirement. All other matters should be examined on a CASE-BY-CASE basis

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Exhibit 1 — Voting Members of the Proxy Group

Name	Title or Affiliation

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, Voya Investments, LLC

Kevin M. Gleason	Senior Vice President and Chief Compliance Officer of the Voya Family of Funds

Jason Kadavy	Vice President, Reporting, Fund Accounting, Voya Investments, LLC

Todd Modic	Senior Vice President, Voya Funds Services, LLC and Voya Investments, LLC; and Chief Financial Officer of the Voya Family of Funds

Maria Anderson	Vice President, Fund Compliance, Voya Funds Services, LLC

Sara Donaldson	Proxy Coordinator for the Voya Family of Funds and Vice President, Proxy Voting, Voya Funds Services, LLC

Harley Eisner	Vice President, Financial Analysis, Voya Funds Services, LLC

Evan Posner, Esq.	Vice President and Counsel, Voya Family of Funds

Andrew Schlueter	Vice President, Mutual Funds Operations, Voya Funds Services LLC

Effective as of August 09, 2016

28

VOYA VARIABLE PORTFOLIOS, INC.

(“REGISTRANT”)

PART C:  OTHER INFORMATION

ITEM 28. EXHIBITS

(a)                                 (1)                                 Articles of Amendment and Restatement dated May 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(2)                                 Articles Supplementary dated August 12, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(3)                                 Articles Supplementary effective April 29, 2005 (issuance of Class ADV shares) — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(4)                                 Articles of Amendment dated February 17, 2004 (name change from ING VP Technology Portfolio to ING VP Global Science and Technology Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Form N-1A Registration Statement on February 11, 2005 and incorporated herein by reference.

(5)                                 Articles of Amendment dated April 30, 2004 (redesignation of Class R shares to Class I shares) — Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Form N-1A Registration Statement on February 11, 2005 and incorporated herein by reference.

(6)                                 Articles of Amendment dated November 29, 2007 (dissolve ING VP International Equity Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Form N-1A Registration Statement on January 25, 2008 and incorporated herein by reference.

(7)                                 Articles Supplementary dated November 30, 2007 (establishment of new series — ING WisdomTreeSM Global High-Yielding Equity Index Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Form N-1A Registration Statement on January 25, 2008 and incorporated herein by reference.

(8)                                 Articles Supplementary dated February 15, 2008 (establishment of new series — ING International Index Portfolio, ING Lehman Brother Aggregate Bond Index® Portfolio, ING MorningTMStar U.S. Growth Index Portfolio, ING RussellTM Large Cap Index Portfolio, ING RussellTM Mid Cap Index Portfolio, and ING RussellTM Small Cap Index Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on February 29, 2008 and incorporated herein by reference.

(9)                                 Articles of Amendment effective March 7, 2008 (name change from ING Lehman Brothers Aggregate Bond Index® Portfolio to ING Lehman Brothers U.S. Aggregate Bond Index Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 39 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(10)                          Articles of Amendment effective April 28, 2008 (name change from ING VP Global Science and Technology Portfolio to ING BlackRock Global Science and Technology Portfolio; ING VP Growth Portfolio to ING Opportunistic LargeCap Growth Portfolio; and ING VP Value Opportunity Portfolio to ING Opportunistic LargeCap Value Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on August 19, 2008 and incorporated herein by reference.

(11)                          Articles Supplementary dated June 6, 2008 (establishment of new series — ING Russell Global LargeCap Index 85% Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on August 19, 2008 and incorporated herein by reference.

(12)                          Articles of Amendment dated July 9, 2008 (establishment of new series — ING Global Equity Option Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on August 19, 2008 and incorporated herein by reference.

(13)                          Articles Supplementary dated October 15, 2008 (establishment of new series — ING U.S. Government Money Market Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 44 to the Registrant’s Form N-1A Registration Statement on October 30, 2008 and incorporated herein by reference.

(14)                          Articles Supplementary effective January 23, 2009 (issuance of Service 2 Class shares) — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

(15)                          Articles Supplementary dated February 12, 2009 (issuance of ING Russell Large Cap Index Portfolio — Class I shares) — Filed as an Exhibit to Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(16)                          Articles Supplementary dated March 18, 2009 (issuance of ING Hang Seng Index Portfolio, ING Russell Large Cap Growth Index Portfolio, ING Russell Large Cap Value Index Portfolio, ING Russell Large Cap Value Index Portfolio, and ING Russell Mid Cap Growth Index Portfolio — Class ADV, Class I, Class S, and Class S2 shares) — Filed as an Exhibit to Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(17)                          Articles of Amendment effective May 1, 2009 (name change from ING BlackRock Global Science and Technology Portfolio to ING BlackRock Science and Technology Opportunities Portfolio; ING Lehman Brothers U.S. Aggregate Bond Index Portfolio to ING U.S. Bond Index Portfolio; ING Opportunistic LargeCap Value Portfolio to ING Opportunistic LargeCap Portfolio; ING Russell Global Large Cap Index 85% Portfolio to ING Russell Global Large Cap Index 75% Portfolio; ING VP Index Plus LargeCap Portfolio to ING Index Plus LargeCap Portfolio; ING VP Index Plus MidCap Portfolio to ING Index Plus MidCap Portfolio; ING VP Index Plus SmallCap to ING Index Plus SmallCap; and ING VP Small Company Portfolio to ING Small Company Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(18)                          Articles Supplementary dated June 22, 2009 (issuance of ING Dow Jones Euro STOXX 50® Index Portfolio, ING FTSE 100 Index® Portfolio, ING Japan Equity Index Portfolio, and ING NASDAQ 100 Index® Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on July 31, 2009 and incorporated herein by reference.

(19)                          Articles Supplementary dated July 31, 2009 (increase authorized shares of ING International Index Portfolio and ING Russell Large Cap Index Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(20)                          Articles Supplementary dated August 5, 2009 (increase authorized shares of ING Dow Jones Euro STOXX 50® Index Portfolio, ING Russell Mid Cap Index Portfolio, and ING U.S. Bond Index Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(21)                          Articles of Amendment dated September 21, 2009 (dissolution of ING Opportunistic LargeCap Growth

Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(22)                          Plan of Liquidation and Dissolution of Series effective October 23, 2009 (liquidation and dissolution of ING Global Equity Option Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(23)                          Articles of Amendment, effective October 30, 2009, (name change from ING Nasdaq 100 Index Portfolio to ING NASDAQ 100® Index Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

(24)                          Articles of Amendment, effective April 30, 2010, (name change from ING Dow Jones Euro STOXX 50® Index Portfolio to ING Euro STOXX 50® Index Portfolio, and ING Japan Equity Index Portfolio to ING Japan TOPIX Index® Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 55 to the Registrant’s Form N-1A Registration Statement on April 28, 2010 and incorporated herein by reference.

(25)                          Articles of Amendment dated July 20, 2010 (dissolution of Class S2 shares of ING Hang Seng Index Portfolio, ING Russell Large Cap Growth Index Portfolio, and ING Russell Large Cap Value Index Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on February 25, 2011 and incorporated herein by reference.

(26)                          Articles of Amendment dated August 10, 2010 (dissolution of ING Global Equity Option Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on February 25, 2011 and incorporated herein by reference.

(27)                          Articles of Amendment dated September 8, 2010 (dissolution of ING Opportunistic LargeCap Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on February 25, 2011 and incorporated herein by reference.

(28)                          Articles of Amendment dated January 6, 2011 (dissolution of ING U.S. Government Money Market Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on February 25, 2011 and incorporated herein by reference.

(29)                          Articles Supplementary dated January 26, 2011 (issuance of Class ADV and Class I shares of ING Australia Index Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on February 25, 2011 and incorporated herein by reference.

(30)                          Articles Supplementary dated October 19, 2011 (issuance of ING Emerging Markets Index Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on November 28, 2011 and incorporated herein by reference.

(31)                          Articles of Amendment dated April 13, 2011 (dissolution of ING NASDAQ 100 Index Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement on April 26, 2012 and incorporated herein by reference.

(32)                          Articles Supplementary dated December 11, 2008 (classification and designation of Class I shares of ING Russell Large Cap Index Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

(33)                          Articles of Amendment dated June 19, 2009 (dissolution of ING Morningstar U.S. Growth Index Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

(34)                          Plan of Liquidation and Dissolution of Series effective April 7, 2010 with respect to ING RussellTM Global Large Cap Index 75% Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

(35)                          Articles of Amendment dated October 17, 2012 (dissolution of ING WisdomTree Global High-Yielding Equity Index Portfolio Class I shares) — Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

(36)                          Articles of Amendment dated April 22, 2013 (dissolution of ING BlackRock Science and Technology Opportunities Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

(37)                          Articles of Amendment effective July 12, 2013 (name change from ING WisdomTree Global High-Yielding Equity Index Portfolio to ING Global Value Advantage Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

(38)                          Articles Supplementary dated August 7, 2013 (increase number of authorized shares of ING U.S. Bond Index Portfolio for Class I) — Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

(39)                          Articles Supplementary dated April 7, 2014 (classification and designation of Class I shares for Voya Global Value Advantage Portfolio and authorizing the increase in number of authorized shares of Class ADV shares of Voya International Index Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

(40)                          Articles of Amendment effective May 1, 2014 (change of names of Registrant and Series) — Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

(41)                          Articles Supplementary dated September 23, 2014 (classification and designation of Class T shares for Voya Global Value Advantage Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement on November 13, 2014 and incorporated herein by reference.

(42)                          Articles Supplementary dated November 21, 2014 (increase number of authorized shares of Voya Global Value Advantage Portfolio for Class S) — Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant’s Form N-1A Registration Statement on February 11, 2015 and incorporated herein by reference.

(43)                          Articles Supplementary dated June 26, 2015 (increase number of authorized shares of Voya Global Value Advantage Portfolio for Class S) — Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on September 21, 2015 and incorporated herein by reference.

(44)                          Articles Supplementary dated October 15, 2015 (classification and designation of class R6 shares of Voya Small Company Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 80 to the Registrant’s Form N-1A Registration Statement on November 19, 2015 and incorporated herein by reference.

(45)                          Articles of Amendment effective May 1, 2016 (name change from Voya Global Value Advantage Portfolio to Voya Global Equity Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 83 to the Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

(46)                          Articles Supplementary dated April 6, 2017 (classification and designation of class P2 shares of Voya Emerging Markets Index Portfolio, Voya International Index Portfolio, Voya Russell Mid Cap Index

Portfolio, Voya Russell Small Cap Index Portfolio, and Voya U.S. Bond Index Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 86 to the Registrant’s Form N-1A Registration Statement on April 27, 2017 and incorporated herein by reference.

(47)                          Articles Supplementary dated February 1, 2018 (increasing the number of authorized class P2 shares for Voya U.S. Bond Index Portfolio) — Filed herein.

(b)                                 (1)                                 Second Amended and Restated Bylaws — Filed as an Exhibit to the Post-Effective Amendment No. 27 to the Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(i)                                     Amendment adopted on March 11, 2010, to the Second Amended and Restated By-Laws of Voya Variable Portfolios, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on February 25, 2011 and incorporated herein by reference.

(c)                                  Instruments Defining Rights of Holders — Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

(d)                                 (1)                                 Amended and Restated Investment Management Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated November 18, 2014 as amended and restated May 1, 2015 — Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on September 21, 2015 and incorporated herein by reference.

(i)                                     Waiver Letter dated May 1, 2018 to the Amended and Restated Investment Management Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc., dated November 18, 2014, as amended and restated on May 1, 2015 with respect to Voya RussellTM Large Cap Growth Index Portfolio, Voya RussellTM Large Cap Value Index Portfolio, and Voya RussellTM Mid Cap Growth Index Portfolio — Filed herein.

(ii)                                  Waiver Letter dated May 1, 2018 to the Amended and Restated Investment Management Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc., dated November 18, 2014, as amended and restated on May 1, 2015 with respect to Voya Australia Index Portfolio, Voya Euro STOXX 50® Portfolio, Voya FTSE 100 Index® Portfolio, and Voya Japan TOPIX Index® Portfolio — Filed herein.

(iii)                               Side Letter Agreement dated May 1, 2018 to the Amended and Restated Investment Management Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc., dated November 18, 2014, as amended and restated on May 1, 2015 with respect to Voya Russell™ Large Cap Growth Index Portfolio and Voya Russell™ Large Cap Value Index Portfolio — Filed herein.

(iv)                              Waiver Letter dated May 1, 2018 to the Amended and Restated Investment Management Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc., dated November 18, 2014, as amended and restated on May 1, 2015 with respect to Voya Emerging Markets Index Portfolio — Filed herein.

(v)                                 Waiver Letter dated May 1, 2018 to the Amended and Restated Investment Management Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc., dated November 18, 2014, as amended and restated on May 1, 2015 with respect to Voya Hang Seng Index Portfolio — Filed herein.

(2)                                 Sub-Advisory Agreement between Voya Investments, LLC and Voya Investment Management Co. LLC dated November 18, 2014 — Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

(i)                                     Waiver Letter dated May 1, 2018 to the Sub-Advisory Agreement between Voya Investments, LLC and Voya Investment Management Co. LLC dated November 18, 2014 with respect to Voya Australia Index Portfolio, Voya Emerging Markets Index Portfolio, Voya Euro STOXX 50® Portfolio, Voya FTSE 100 Index® Portfolio, and Voya Japan TOPIX Index® Portfolio — Filed herein.

(3)                                 Expense Limitation Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated January 1, 2016 — Filed as an Exhibit to Post-Effective Amendment No. 83 to the Registrant’s Form N-1A Registration Statement on April 28, 2016 and incorporated herein by reference.

(i)                                     Amended Schedule A effective May 1, 2018 to the Expense Limitation Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated January 1, 2016 — Filed herein.

(ii)                                  Side Letter Agreement dated January 1, 2018 (Voya Russell™ Large Cap Index Portfolio, Voya Russell™ Mid Cap Growth Index Portfolio and Voya Russell™ Mid Cap Index Portfolio) to the Expense Limitation Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated January 1, 2016 — Filed herein.

(iii)                               Side Letter Agreement dated May 1, 2018 (Voya International Index Portfolio) to the Expense Limitation Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated January 1, 2016 — Filed herein.

(iv)                              Side Letter Agreement dated May 1, 2018 (Voya Global Equity Portfolio) to the Expense Limitation Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated January 1, 2016 — Filed herein.

(e)                                  Distribution Agreement between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC dated November 18, 2014 — Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

(f)                                   Directors’ Deferred Compensation Plan, effective September 15, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on August 19, 2008 and incorporated herein by reference.

(g)                                  (1)                                 Custody Agreement with The Bank of New York Mellon dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)                                     Amended Exhibit A dated July 14, 2017 to the Custody Agreement with The Bank of New York Mellon dated January 6, 2003 — Filed herein.

(2)                                 Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)                                     Amended Exhibit A dated July 14, 2017 to the Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 — Filed herein.

(ii)                                  Amended Schedule 2, effective June 4, 2008, to the Foreign Custody Manager Agreement with the Bank of New York Mellon dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on August 19, 2008 and incorporated herein by reference.

(3)                                 Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)                                     Amended Exhibit A dated July 14, 2017 to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 — Filed herein.

(ii)                                  Amendment, effective October 1, 2011, to Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on November 28, 2011 and incorporated herein by reference.

(h)                                 (1)                                 License Agreement between Aetna Services, Inc. and Aetna Variable Portfolios, Inc. dated June 19, 1996 — Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on March 7, 1997 and incorporated herein by reference.

(2)                                 Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)                                     Amended Exhibit A dated July 14, 2017 to the Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 — Filed herein.

(ii)                                  Investment Company Reporting Modernization Services Amendment to Fund Accounting Agreement dated February 1, 2018, to the Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 — Filed herein.

(3)                                 Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)                                     Amended Schedule A dated April 2007 to the Allocation Agreement dated September 24, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 55 to the Registrant’s Form N-1A Registration Statement on April 28, 2010 and incorporated herein by reference.

(4)                                 Allocation Agreement (Directors and Officers Liability) dated September 26, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 29 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(i)                                     Amended Schedule A dated April 2007 to the Allocation Agreement (Directors and Officers Liability) dated September 26, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 39 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(5)                                 Transfer Agency Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) dated February 25, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(i)                                     Amendment, effective February 8, 2011, to the Transfer Agency Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. dated February 25, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement on April 25, 2011 and incorporated herein by reference.

(ii)                                  Amended Exhibit A dated January 20, 2017 to the Transfer Agency Services Agreement dated February 25, 2009 — Filed herein.

(i)                                     (1)                                 Opinion of counsel regarding the legality of the securities being registered with regard to Class ADV shares — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(2)                                 Opinion of counsel regarding the legality of the securities being registered with regard to ING WisdomTreeSM Global High-Yielding Equity Index Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Form N-1A Registration Statement on January 25, 2008 and incorporated herein by reference.

(3)                                 Opinion of counsel regarding the legality of the securities being registered with regard to ING International Index Portfolio, ING Lehman Brothers Aggregate Bond Index® Portfolio, ING Russell Large Cap Index Portfolio, ING Russell Mid Cap Index Portfolio, and ING Russell Small Cap Index Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on February 29, 2008 and incorporated herein by reference.

(4)                                 Opinion of counsel regarding the legality of the securities being registered with regard to ING Morningstar® U.S. GrowthSM Index Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 40 to the Registrant’s Form N-1A Registration Statement on April 28, 2008 and incorporated herein by reference.

(5)                                 Opinion of counsel regarding the legality of the securities being registered with regard to ING Global Equity Option Portfolio and ING RussellTM Global Large Cap Index 85% Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on August 19, 2008 and incorporated herein by reference.

(6)                                 Opinion of counsel regarding the legality of the securities being registered with regard to ING U.S. Government Money Market Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 44 to the Registrant’s Form N-1A Registration Statement on October 30, 2008 and incorporated herein by reference.

(7)                                 Opinion of counsel regarding the legality of the securities being registered with regard to Class ADV shares of ING BlackRock Global Science and Technology Portfolio and ING VP Small Company Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 45 to the Registrant’s Form N-1A Registration Statement on December 15, 2008 and incorporated herein by reference.

(8)                                 Opinion of counsel regarding the legality of the securities being registered with regard to Class S2 shares of the Registrant — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

(9)                                 Opinion of counsel regarding the legality of the securities being registered with regard to Class ADV, Class I, Class S, and Class S2 shares of ING Hang Seng Index Portfolio, ING RussellTM Large Cap Growth Index Portfolio, ING RussellTM Large Cap Value Index Portfolio, and ING RussellTM Mid Cap Growth Index Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(10)                          Opinion of counsel regarding the legality of the securities being registered with regard to Class ADV and Class I shares of ING Dow Jones Euro STOXX 50® Portfolio, ING FTSE 100 Index® Portfolio, ING Japan Equity Index Portfolio, and ING NASDAQ 100 Index® Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on July 31, 2009 and incorporated herein by reference.

(11)                          Opinion of counsel regarding the legality of the securities being registered with regard to Class ADV and Class I shares of ING Australia Index Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 58

to the Registrant’s Form N-1A Registration Statement on February 25, 2011 and incorporated herein by reference.

(12)                          Opinion of counsel regarding the legality of the securities being registered with regard to ADV Class, Class I, Class S, and Class S2 shares’ of ING Emerging Markets Index Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on November 28, 2011 and incorporated herein by reference.

(13)                          Opinion of counsel regarding the legality of the securities being registered with regard to Class I shares of Voya Global Value Advantage Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

(14)                          Opinion of counsel regarding the legality of the securities being registered with regard to Class T shares of Voya Global Value Advantage Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement on November 13, 2014 and incorporated herein by reference.

(15)                          Opinion of counsel regarding the legality of the securities being registered with regard to Class R6 shares of Voya Small Company Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 80 to the Registrant’s Form N-1A Registration Statement on November 19, 2015 and incorporated herein by reference.

(16)                          Opinion of counsel regarding the legality of the securities being registered with regard to Class P2 shares of Voya Emerging Markets Index Portfolio, Voya International Index Portfolio, Voya Russell Mid Cap Index Portfolio, Voya Russell Small Cap Index Portfolio, and Voya U.S. Bond Index Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 86 to the Registrant’s Form N-1A Registration Statement on April 27, 2017 and incorporated herein by reference.

(17)                          Opinion of counsel regarding the legality of the securities being registered with regard to Class ADV shares of Voya Index Plus LargeCap Portfolio — Filed herein.

(j)                                    (1)                                 Consent of Ropes & Gray LLP — Filed herein.

(2)                                 Consents of KPMG LLP — Filed herein.

(k)                                 N/A

(l)                                     Agreement regarding Initial Contribution to Working Capital for Value VP, Growth VP, Large Cap VP, MidCap VP, SmallCap VP, International VP, and Small Company VP — Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on March 7, 1997 and incorporated herein by reference.

(m)                             (1)                                 Fourth Amended and Restated Shareholder Services and Distribution Plan for Class S shares effective November 16, 2017 — Filed herein.

(2)                                 Third Amended and Restated Shareholder Service and Distribution Plan for Class ADV shares effective November 16, 2017 — Filed herein.

(i)                                     Waiver Letter dated May 1, 2018 to the Third Amended and Restated Shareholder Service and Distribution Plan for Class ADV shares effective November 16, 2017 with respect to Voya International Index Portfolio — Filed herein.

(3)                                 Fourth Amended and Restated Shareholder Services and Distribution Plan for Class S2 shares between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC effective November 16, 2017 — Filed herein.

(4)                                 Amended and Restated Shareholder Servicing Plan for Class T shares between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC effective November 16, 2017 — Filed herein.

(5)                                 Amended and Restated Distribution Plan for Class T shares between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC effective November 16, 2017 — Filed herein.

(i)                                     Waiver Letter dated May 1, 2018 to the Amended and Restated Distribution Plan for Class T shares between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC effective November 16, 2017 — Filed herein.

(n)                                 (1)                                 Third Amended and Restated Multi-Class Plan pursuant to Rule 18f-3 for Voya Variable Portfolios, Inc., effective March 9, 2017 — Filed herein.

(o)                                                                                 N/A

(p)                                 (1)                                 Voya Funds and Advisers Code of Ethics, amended May 1, 2017 — Filed herein.

ITEM 29.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

ITEM 30.  INDEMNIFICATION

Article 10, Section (iv) of Voya Variable Portfolios, Inc.’s Articles of Incorporation, as amended, provides the following:

(iv)                              The Corporation shall indemnify its officers, directors, employees, and agents and any person who serves at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise as follows:

(a)                                 Every person who is or has been a director, officer, employee, or agent of the Corporation and persons who serve at the Corporation’s request as director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him/her in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability, or obligation of any kind in which he/she becomes involved as a party or otherwise by virtue of his/her being or having been a Director, officer, employee, or agent of the Corporation or of another corporation, partnership, joint venture, trust, or other enterprise at the request of the Corporation, and against amounts paid or incurred by him/her in the settlement thereof.

(b)                                 The words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, administrative, legislative, investigative, or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(c)                                  No indemnification shall be provided hereunder to a director, officer, employee, or agent against any liability to the Corporation or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

(d)                                 The rights of indemnification provided herein may be insured against by policies maintained by the Corporation, shall be several, shall not affect any other rights to which any director, officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such director, officer, employee, or agent, and shall inure to the benefit of the heirs, executors and administrators of such a person.

(e)                                  In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in subparagraph (f) of this paragraph (iv), unless in the absence of such a decision, a reasonable determination based upon a factual review has been made:

(1)                                 By a majority vote of a quorum of non-party directors who are “not interested persons” of the Corporation (as defined in the 1940 Act); or

(2)                                 By independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

(f)                                   The Corporation further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, director or controlling person of the Corporation will not be made absent the fulfillment of at least one of the following conditions:

(1)                                 The indemnity provides security for his undertaking;

(2)                                 The Corporation is insured against losses arising by reason of any lawful advances; or

(3)                                 A majority of a quorum of non-party directors who are “not interested” persons or independent legal counsel in a written opinion makes a factual determination that there is a reason to believe the indemnity will be entitled to indemnification.

(g)                                  Neither the amendment nor repeal of this paragraph (iv) of Article 9, nor the adoption of any amendment of any other provision of the Charter or Bylaws of the Corporation inconsistent with this paragraph (iv) of Article 10 shall apply to or affect in any respect the applicability of the preceding provisions with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

In addition, Voya Variable Portfolios, Inc.’s officers and directors are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires March 31, 2018.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to directors, officers, and controlling persons of Voya Variable Portfolios, Inc. pursuant to the foregoing provisions or otherwise, Voya Variable Portfolios, Inc. has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Voya Variable Portfolios, Inc. of expenses incurred or paid by a director, officer, or controlling person of Voya Variable Portfolios, Inc. in connection with the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the shares being registered, Voya Variable Portfolios, Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

Pursuant to Indemnification Agreements between the Company and each Independent Director, the Company indemnifies each Independent Director against any liabilities resulting from the Independent Director’s serving in such capacity, provided that the Independent Director has not engaged in certain disabling conduct.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE ADVISER

Information as to the directors and officers of Voya Investments, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Voya Investments, LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended (“Advisers Act”), and is incorporated herein by reference thereto.

Information as to the directors and officers of the sub-advisers, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the sub-advisers in the last two years, are included in their applications for registration as investment advisers on Forms ADV for Voya Investment Management Co. LLC (File No.801-9046).

ITEM 32. PRINCIPAL UNDERWRITERS

(a)                                 Voya Investments Distributor, LLC is the principal underwriter for Voya Balanced Portfolio, Inc.; Voya Equity Trust; Voya Funds Trust; Voya Government Money Market Portfolio; Voya Intermediate Bond Portfolio; Voya Investors Trust; Voya Mutual Funds; Voya Partners, Inc.; Voya Prime Rate Trust; Voya Senior Income Fund; Voya Separate Portfolios Trust; Voya Series Fund, Inc.; Voya Strategic Allocation Portfolios, Inc.; Voya Variable Funds; Voya Variable Insurance Trust; Voya Variable Portfolios, Inc.; and Voya Variable Products Trust.

(b)                                 Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in the table below.

Name and Principal Business Address	Positions and Offices with Voya Investments Distributor, LLC	Positions and Offices with the Registrant

Michael Bell 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258	Senior Vice President and Treasurer	None

Lauren D. Bensinger 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258	Vice President and Money Laundering Reporting Officer	Vice President

Peter E. Caldwell 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258	Vice President, Controller, Chief Financial Officer, Financial and Operations Principal	None

Stephen Easton 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258	Chief Compliance Officer	None

Huey P. Falgout, Jr. 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258	Secretary	Secretary

Shaun P. Mathews 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258	Director and President and Chief Executive Officer	President and Chief Executive Officer

Michael J. Roland 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258	Director and Executive Vice President	Executive Vice President

Jacob J. Tuzza 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258	Director and Executive Vice President — Head of Intermediary Distribution	None

Robert P. Terris 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258	Vice President	Senior Vice President

(c)                                  Not applicable.

ITEM 33.  LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of (a) Voya Variable Portfolios, Inc., (b) the Investment Adviser, (c) the Distributor, (d) the Custodian, (e) the Transfer Agent, and (f) each Sub-Adviser. The address of each is as follows:

(a)                                 Voya Variable Portfolios, Inc.

7337 East Doubletree Ranch Rd., Suite 100

Scottsdale, AZ  85258

(b)                                 Voya Investments, LLC

7337 East Doubletree Ranch Rd., Suite 100

Scottsdale, AZ  85258

(c)                                  Voya Investments Distributor, LLC

7337 East Doubletree Ranch Rd., Suite 100

Scottsdale, AZ  85258

(d)                                 The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

(e)                                  BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

(f)                                   Voya Investment Management Co. LLC

230 Park Avenue

New York, New York 10169

ITEM 34.  MANAGEMENT SERVICES

Not Applicable.

ITEM 35.  UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 89 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and it has duly caused this Post-Effective Amendment No. 89 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 26th day of April, 2018.

VOYA VARIABLE PORTFOLIOS, INC.

By:	/s/ Huey P. Falgout Jr.
Huey P. Falgout Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	Chief Executive Officer	April 26, 2018
Michael Bell *

	Senior Vice President and	April 26, 2018
Todd Modic*	Chief/Principal Financial Officer

	Director	April 26, 2018
Colleen D. Baldwin*

	Director	April 26, 2018
John V. Boyer*

	Director	April 26, 2018
Patricia W. Chadwick*

	Director	April 26, 2018
Martin J. Gavin*

	Director	April 26, 2018
Russell H. Jones*

	Director	April 26, 2018
Patrick W. Kenny*

	Interested Director	April 26, 2018
Shaun P. Mathews *

	Director	April 26, 2018
Joseph E. Obermeyer*

	Director	April 26, 2018
Sheryl K. Pressler*

	Director	April 26, 2018
Christopher P. Sullivan*

		Director	April 26, 2018
Roger B. Vincent*

*By:	/s/ Huey P. Falgout Jr.
Huey P. Falgout Jr.
Attorney-in-Fact**

**                                  Powers of attorney for Michael Bell, Todd Modic and each Director are attached hereto.

Voya Balanced Portfolio, Inc.

Voya Equity Trust

Voya Funds Trust

Voya Government Money Market Portfolio

Voya Intermediate Bond Portfolio

Voya Investors Trust

Voya Mutual Funds

Voya Partners, Inc.

Voya Separate Portfolios Trust

Voya Series Fund, Inc.

Voya Strategic Allocation Portfolios, Inc.

Voya Variable Funds

Voya Variable Insurance Trust

Voya Variable Portfolios, Inc.

Voya Variable Products Trust

(the “Registrants”)

POWER OF ATTORNEY

Know All Persons by These Presents, that the undersigned, Colleen D. Baldwin, hereby constitutes and appoints Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic, her true and lawful attorneys-in-fact and agents, to execute in her name, place, and stead, in her capacity as Director/Trustee of the above referenced Registrants, the Registration Statements of such entities on Form N-1A  and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and any of said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of any of said attorneys being hereby ratified and approved.

DATED: March 15, 2018

/s/ Colleen D. Baldwin
Colleen D. Baldwin
Director and Trustee

Voya Balanced Portfolio, Inc.

Voya Equity Trust

Voya Funds Trust

Voya Government Money Market Portfolio

Voya Intermediate Bond Portfolio

Voya Investors Trust

Voya Mutual Funds

Voya Partners, Inc.

Voya Separate Portfolios Trust

Voya Series Fund, Inc.

Voya Strategic Allocation Portfolios, Inc.

Voya Variable Funds

Voya Variable Insurance Trust

Voya Variable Portfolios, Inc.

Voya Variable Products Trust

(the “Registrants”)

POWER OF ATTORNEY

Know All Persons by These Presents, that the undersigned, Michael Bell, hereby constitutes and appoints Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic, his true and lawful attorneys-in-fact and agents, to execute in his name, place, and stead, in his capacity as officer of the above referenced Registrants, the Registration Statements of such entities on Form N-1A  and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and any of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of any of said attorneys being hereby ratified and approved.

DATED: March 15, 2018

/s/ Michael Bell
Michael Bell
Chief Executive Officer

Voya Balanced Portfolio, Inc.

Voya Equity Trust

Voya Funds Trust

Voya Government Money Market Portfolio

Voya Intermediate Bond Portfolio

Voya Investors Trust

Voya Mutual Funds

Voya Partners, Inc.

Voya Separate Portfolios Trust

Voya Series Fund, Inc.

Voya Strategic Allocation Portfolios, Inc.

Voya Variable Funds

Voya Variable Insurance Trust

Voya Variable Portfolios, Inc.

Voya Variable Products Trust

(the “Registrants”)

POWER OF ATTORNEY

Know All Persons by These Presents, that the undersigned, John V. Boyer, hereby constitutes and appoints Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic, his true and lawful attorneys-in-fact and agents, to execute in his name, place, and stead, in his capacity as Director/Trustee of the above referenced Registrants, the Registration Statements of such entities on Form N-1A  and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and any of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of any of said attorneys being hereby ratified and approved.

DATED: March 15, 2018

/s/ John V. Boyer
John V. Boyer
Chairperson and Director and Trustee

Voya Balanced Portfolio, Inc.

Voya Equity Trust

Voya Funds Trust

Voya Government Money Market Portfolio

Voya Intermediate Bond Portfolio

Voya Investors Trust

Voya Mutual Funds

Voya Partners, Inc.

Voya Separate Portfolios Trust

Voya Series Fund, Inc.

Voya Strategic Allocation Portfolios, Inc.

Voya Variable Funds

Voya Variable Insurance Trust

Voya Variable Portfolios, Inc.

Voya Variable Products Trust

(the “Registrants”)

POWER OF ATTORNEY

Know All Persons by These Presents, that the undersigned, Patricia W. Chadwick, hereby constitutes and appoints Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic, her true and lawful attorneys-in-fact and agents, to execute in her name, place, and stead, in her capacity as Director/Trustee of the above referenced Registrants, the Registration Statements of such entities on Form N-1A  and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and any of said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of any of said attorneys being hereby ratified and approved.

DATED: March 15, 2018

/s/ Patricia W. Chadwick
Patricia W. Chadwick
Director and Trustee

Voya Balanced Portfolio, Inc.

Voya Equity Trust

Voya Funds Trust

Voya Government Money Market Portfolio

Voya Intermediate Bond Portfolio

Voya Investors Trust

Voya Mutual Funds

Voya Partners, Inc.

Voya Separate Portfolios Trust

Voya Series Fund, Inc.

Voya Strategic Allocation Portfolios, Inc.

Voya Variable Funds

Voya Variable Insurance Trust

Voya Variable Portfolios, Inc.

Voya Variable Products Trust

(the “Registrants”)

POWER OF ATTORNEY

Know All Persons by These Presents, that the undersigned, Martin J. Gavin, hereby constitutes and appoints Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic, his true and lawful attorneys-in-fact and agents, to execute in his name, place, and stead, in his capacity as Director/Trustee of the above referenced Registrants, the Registration Statements of such entities on Form N-1A  and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and any of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of any of said attorneys being hereby ratified and approved.

DATED: March 15, 2018

/s/ Martin J. Gavin
Martin J. Gavin
Director and Trustee

Voya Balanced Portfolio, Inc.

Voya Equity Trust

Voya Funds Trust

Voya Government Money Market Portfolio

Voya Intermediate Bond Portfolio

Voya Investors Trust

Voya Mutual Funds

Voya Partners, Inc.

Voya Separate Portfolios Trust

Voya Series Fund, Inc.

Voya Strategic Allocation Portfolios, Inc.

Voya Variable Funds

Voya Variable Insurance Trust

Voya Variable Portfolios, Inc.

Voya Variable Products Trust

(the “Registrants”)

POWER OF ATTORNEY

Know All Persons by These Presents, that the undersigned, Russell H. Jones, hereby constitutes and appoints Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic, his true and lawful attorneys-in-fact and agents, to execute in his name, place, and stead, in his capacity as Director/Trustee of the above referenced Registrants, the Registration Statements of such entities on Form N-1A  and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and any of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of any of said attorneys being hereby ratified and approved.

DATED: March 15, 2018

/s/ Russell H. Jones
Russell H. Jones
Director and Trustee

Voya Balanced Portfolio, Inc.

Voya Equity Trust

Voya Funds Trust

Voya Government Money Market Portfolio

Voya Intermediate Bond Portfolio

Voya Investors Trust

Voya Mutual Funds

Voya Partners, Inc.

Voya Separate Portfolios Trust

Voya Series Fund, Inc.

Voya Strategic Allocation Portfolios, Inc.

Voya Variable Funds

Voya Variable Insurance Trust

Voya Variable Portfolios, Inc.

Voya Variable Products Trust

(the “Registrants”)

POWER OF ATTORNEY

Know All Persons by These Presents, that the undersigned, Patrick W. Kenny, hereby constitutes and appoints Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic, his true and lawful attorneys-in-fact and agents, to execute in his name, place, and stead, in his capacity as Director/Trustee of the above referenced Registrants, the Registration Statements of such entities on Form N-1A  and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and any of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of any of said attorneys being hereby ratified and approved.

DATED: March 15, 2018

/s/ Patrick W. Kenny
Patrick W. Kenny
Director and Trustee

Voya Balanced Portfolio, Inc.

Voya Equity Trust

Voya Funds Trust

Voya Government Money Market Portfolio

Voya Intermediate Bond Portfolio

Voya Investors Trust

Voya Mutual Funds

Voya Partners, Inc.

Voya Separate Portfolios Trust

Voya Series Fund, Inc.

Voya Strategic Allocation Portfolios, Inc.

Voya Variable Funds

Voya Variable Insurance Trust

Voya Variable Portfolios, Inc.

Voya Variable Products Trust

(the “Registrants”)

POWER OF ATTORNEY

Know All Persons by These Presents, that the undersigned, Shaun P. Mathews, hereby constitutes and appoints Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic, his true and lawful attorneys-in-fact and agents, to execute in his name, place, and stead, in his capacity as Director/Trustee of the above referenced Registrants, the Registration Statements of such entities on Form N-1A  and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and any of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of any of said attorneys being hereby ratified and approved.

DATED: March 15, 2018

/s/ Shaun P. Mathews
Shaun P. Mathews
Director and Trustee

Voya Balanced Portfolio, Inc.

Voya Equity Trust

Voya Funds Trust

Voya Government Money Market Portfolio

Voya Intermediate Bond Portfolio

Voya Investors Trust

Voya Mutual Funds

Voya Partners, Inc.

Voya Separate Portfolios Trust

Voya Series Fund, Inc.

Voya Strategic Allocation Portfolios, Inc.

Voya Variable Funds

Voya Variable Insurance Trust

Voya Variable Portfolios, Inc.

Voya Variable Products Trust

(each a “Registrant” and collectively the “Registrants”)

POWER OF ATTORNEY

Know All Persons by These Presents, that the undersigned, Todd Modic, hereby constitutes and appoints Huey P. Falgout, Jr., and Theresa K. Kelety, his true and lawful attorneys-in-fact and agents, to execute in his name, place, and stead, in his capacity as officer of the above referenced Registrants, the Registration Statements of such entities on Form N-1A  and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and any of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of any of said attorneys being hereby ratified and approved.

DATED: March 15, 2018

/s/ Todd Modic
Todd Modic
Senior Vice President, Chief/Principal Financial Officer and
Assistant Secretary

Voya Balanced Portfolio, Inc.

Voya Equity Trust

Voya Funds Trust

Voya Government Money Market Portfolio

Voya Intermediate Bond Portfolio

Voya Investors Trust

Voya Mutual Funds

Voya Partners, Inc.

Voya Separate Portfolios Trust

Voya Series Fund, Inc.

Voya Strategic Allocation Portfolios, Inc.

Voya Variable Funds

Voya Variable Insurance Trust

Voya Variable Portfolios, Inc.

Voya Variable Products Trust

(the “Registrants”)

POWER OF ATTORNEY

Know All Persons by These Presents, that the undersigned, Joseph E. Obermeyer, hereby constitutes and appoints Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic, his true and lawful attorneys-in-fact and agents, to execute in his name, place, and stead, in his capacity as Director/Trustee of the above referenced Registrants, the Registration Statements of such entities on Form N-1A  and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and any of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of any of said attorneys being hereby ratified and approved.

DATED: March 15, 2018

/s/ Joseph E. Obermeyer
Joseph E. Obermeyer
Director and Trustee

Voya Balanced Portfolio, Inc.

Voya Equity Trust

Voya Funds Trust

Voya Government Money Market Portfolio

Voya Intermediate Bond Portfolio

Voya Investors Trust

Voya Mutual Funds

Voya Partners, Inc.

Voya Separate Portfolios Trust

Voya Series Fund, Inc.

Voya Strategic Allocation Portfolios, Inc.

Voya Variable Funds

Voya Variable Insurance Trust

Voya Variable Portfolios, Inc.

Voya Variable Products Trust

(the “Registrants”)

POWER OF ATTORNEY

Know All Persons by These Presents, that the undersigned, Sheryl K. Pressler, hereby constitutes and appoints Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic, her true and lawful attorneys-in-fact and agents, to execute in her name, place, and stead, in her capacity as Director/Trustee of the above referenced Registrants, the Registration Statements of such entities on Form N-1A  and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and any of said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of any of said attorneys being hereby ratified and approved.

DATED: March 15, 2018

/s/ Sheryl K. Pressler
Sheryl K. Pressler
Director and Trustee

Voya Balanced Portfolio, Inc.

Voya Equity Trust

Voya Funds Trust

Voya Government Money Market Portfolio

Voya Intermediate Bond Portfolio

Voya Investors Trust

Voya Mutual Funds

Voya Partners, Inc.

Voya Separate Portfolios Trust

Voya Series Fund, Inc.

Voya Strategic Allocation Portfolios, Inc.

Voya Variable Funds

Voya Variable Insurance Trust

Voya Variable Portfolios, Inc.

Voya Variable Products Trust

(the “Registrants”)

POWER OF ATTORNEY

Know All Persons by These Presents, that the undersigned, Christopher P. Sullivan, hereby constitutes and appoints Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic, his true and lawful attorneys-in-fact and agents, to execute in his name, place, and stead, in his capacity as Director/Trustee of the above referenced Registrants, the Registration Statements of such entities on Form N-1A  and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and any of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of any of said attorneys being hereby ratified and approved.

DATED: March 15, 2018

/s/ Christopher P. Sullivan
Christopher P. Sullivan
Director and Trustee

Voya Balanced Portfolio, Inc.

Voya Equity Trust

Voya Funds Trust

Voya Government Money Market Portfolio

Voya Intermediate Bond Portfolio

Voya Investors Trust

Voya Mutual Funds

Voya Partners, Inc.

Voya Separate Portfolios Trust

Voya Series Fund, Inc.

Voya Strategic Allocation Portfolios, Inc.

Voya Variable Funds

Voya Variable Insurance Trust

Voya Variable Portfolios, Inc.

Voya Variable Products Trust

(the “Registrants”)

POWER OF ATTORNEY

Know All Persons by These Presents, that the undersigned, Roger B. Vincent, hereby constitutes and appoints Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic, his true and lawful attorneys-in-fact and agents, to execute in his name, place, and stead, in his capacity as Director/Trustee of the above referenced Registrants, the Registration Statements of such entities on Form N-1A  and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and any of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of any of said attorneys being hereby ratified and approved.

DATED: March 15, 2018

/s/ Roger B. Vincent
Roger B. Vincent
Director and Trustee

EXHIBIT INDEX

Voya Variable Portfolios, Inc.

Exhibit Number	Exhibit Description
(a)(47)	Articles Supplementary dated February 1, 2018 (increasing the number of authorized class P2 shares for Voya U.S. Bond Index Portfolio)
(d)(1)(i)

Waiver Letter dated May 1, 2018 to the Amended and Restated Investment Management Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc., dated November 18, 2014, as amended and restated on May 1, 2015 with respect to Voya RussellTM Large Cap Growth Index Portfolio, Voya RussellTM Large Cap Value Index Portfolio, and Voya RussellTM Mid Cap Growth Index Portfolio

(d)(1)(ii)

Waiver Letter dated May 1, 2018 to the Amended and Restated Investment Management Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc., dated November 18, 2014, as amended and restated on May 1, 2015 with respect to Voya Australia Index Portfolio, Voya Euro STOXX 50® Portfolio, Voya FTSE 100 Index® Portfolio, and Voya Japan TOPIX Index® Portfolio

(d)(1)(iii)

Side Letter Agreement dated May 1, 2018 to the Amended and Restated Investment Management Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc., dated November 18, 2014, as amended and restated on May 1, 2015 with respect to Voya Russell™ Large Cap Growth Index Portfolio and Voya Russell™ Large Cap Value Index Portfolio

(d)(1)(iv)

Waiver Letter dated May 1, 2018 to the Amended and Restated Investment Management Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc., dated November 18, 2014, as amended and restated on May 1, 2015 with respect to Voya Emerging Markets Index Portfolio

(d)(1)(v)

Waiver Letter dated May 1, 2018 to the Amended and Restated Investment Management Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc., dated November 18, 2014, as amended and restated on May 1, 2015 with respect to Voya Hang Seng Index Portfolio

(d)(2)(i)

Waiver Letter dated May 1, 2018 to the Sub-Advisory Agreement between Voya Investments, LLC and Voya Investment Management Co. LLC dated November 18, 2014 with respect to Voya Australia Index Portfolio, Voya Emerging Markets Index Portfolio, Voya Euro STOXX 50® Portfolio, Voya FTSE 100 Index® Portfolio, and Voya Japan TOPIX Index® Portfolio

(d)(3)(i)	Amended Schedule A effective May 1, 2018 to the Expense Limitation Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated January 1, 2016
(d)(3)(ii)

Side Letter Agreement dated January 1, 2018 (Voya Russell™ Large Cap Index Portfolio, Voya Russell™ Mid Cap Growth Index Portfolio and Voya Russell™ Mid Cap Index Portfolio) to the Expense Limitation Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated January 1, 2016

(d)(3)(iii)	Side Letter Agreement dated May 1, 2018 (Voya International Index Portfolio) to the Expense Limitation Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated January 1, 2016

(d)(3)(iv)	Side Letter Agreement dated May 1, 2018 (Voya Global Equity Portfolio) to the Expense Limitation Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated January 1, 2016
(g)(1)(i)	Amended Exhibit A dated July 14, 2017 to the Custody Agreement with The Bank of New York Mellon dated January 6, 2003
(g)(2)(i)	Amended Exhibit A dated July 14, 2017 to the Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003
(g)(3)(i)	Amended Exhibit A dated July 14, 2017 to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003
(h)(2)(i)	Amended Exhibit A dated July 14, 2017 to the Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003
(h)(2)(ii)

Investment Company Reporting Modernization Services Amendment to Fund Accounting Agreement dated February 1, 2018, to the Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003

(h)(5)(ii)	Amended Exhibit A dated January 20, 2017 to the Transfer Agency Services Agreement dated February 25, 2009
(i)(17)	Opinion of counsel regarding the legality of the securities being registered with regard to Class ADV shares of Voya Index Plus LargeCap Portfolio
(j)(1)	Consent of Ropes & Gray LLP
(j)(2)	Consents of KPMG LLP
(m)(1)	Fourth Amended and Restated Shareholder Services and Distribution Plan for Class S shares, effective November 16, 2017
(m)(2)	Third Amended and Restated Shareholder Service and Distribution Plan for Class ADV shares effective November 16, 2017
(m)(2)(i)

Waiver Letter dated May 1, 2018 to the Third Amended and Restated Shareholder Service and Distribution Plan for Class ADV shares effective November 16, 2017 with respect to Voya International Index Portfolio

(m)(3)	Fourth Amended and Restated Shareholder Services and Distribution Plan for Class S2 shares between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC effective November 16, 2017
(m)(4)	Amended and Restated Shareholder Servicing Plan for Class T shares between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC effective November 16, 2017
(m)(5)	Amended and Restated Distribution Plan for Class T shares between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC, effective November 16, 2017
(m)(5)(i)

Waiver Letter dated May 1, 2018 to the Amended and Restated Distribution Plan for Class T shares between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC effective November 16, 2017

(n)(1)	Third Amended and Restated Multi-Class Plan pursuant to Rule 18f-3 for Voya Variable Portfolios, Inc., effective March 9, 2017
(p)(1)	Voya Funds and Advisers Code of Ethics, amended May 1, 2017